                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725
                                   ---------------------------------------------

                            SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles CA                                   90067-6022
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: March 31
                         -------------------------

Date of reporting period: September 30, 2005
                          ------------------------

Item 1. Reports to Stockholders.

        Seasons Series Trust, Semiannual Report at September 30, 2005.

SEASONS SERIES TRUST

SEMIANNUAL REPORT

SEPTEMBER 30, 2005


[SEASONS FAMILY LOGO]

A NEW WAY TO LOOK AT MONEY(TM)

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                                1

EXPENSE EXAMPLE                                                                   2

SEASONS STRATEGIES

Multi-Managed Growth Portfolio                                                    6
Multi-Managed Moderate Growth Portfolio                                          28
Multi-Managed Income/Equity Portfolio                                            51
Multi-Managed Income Portfolio                                                   73
Asset Allocation: Diversified Growth Portfolio                                   95
Stock Portfolio                                                                 130

SEASONS SELECT

Large Cap Growth Portfolio                                                      135
Large Cap Composite Portfolio                                                   143
Large Cap Value Portfolio                                                       157
Mid Cap Growth Portfolio                                                        169
Mid Cap Value Portfolio                                                         186
Small Cap Portfolio                                                             201
International Equity Portfolio                                                  245
Diversified Fixed Income Portfolio                                              273
Strategic Fixed Income Portfolio                                                286
Cash Management Portfolio                                                       294

SEASONS FOCUSED

Focus Growth Portfolio                                                          297
Focus TechNet Portfolio                                                         301
Focus Growth and Income Portfolio                                               304
Focus Value Portfolio                                                           308

SEASONS MANAGED ALLOCATION

Allocation Growth Portfolio                                                     312
Allocation Moderate Growth                                                      314
Allocation Moderate Portfolio                                                   316
Allocation Balanced Portfolio                                                   318

STATEMENT OF ASSETS AND LIABILITIES                                             320
STATEMENT OF OPERATIONS                                                         324
STATEMENT OF CHANGES IN NET ASSETS                                              328
NOTES TO FINANCIAL STATEMENTS                                                   336
FINANCIAL HIGHLIGHTS                                                            361
TRUSTEE INFORMATION                                                             384

DEAR INVESTOR:

   We are pleased to present the semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2005.

   If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

   Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

/s/ Jay S. Wintrob

Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

November 1, 2005

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE                                               SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees, except for the Seasons Managed Allocation Portfolios, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2005 and held until September 30, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended September 30, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended September 30, 2005" column and the "Expense Ratio as of September 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended September 30, 2005" would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended September 30, 2005" column and the "Expense Ratio as of September 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended September 30, 2005" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE - (CONTINUED)                                 SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                         ACTUAL                                HYPOTHETICAL
                         -------------------------------------- ------------------------------------------
                                       ENDING                                 ENDING ACCOUNT
                                       ACCOUNT                                VALUE USING A
                         BEGINNING   VALUE USING  EXPENSES PAID                HYPOTHETICAL  EXPENSES PAID
                          ACCOUNT   ACTUAL RETURN  DURING THE     BEGINNING     5% ASSUMED    DURING THE      EXPENSE
                          VALUE AT       AT       PERIOD ENDED  ACCOUNT VALUE    RETURN AT   PERIOD ENDED   RATIO AS OF
                          APRIL 1,  SEPTEMBER 30, SEPTEMBER 30,  AT APRIL 1,   SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
PORTFOLIO                   2005        2005          2005*         2005           2005          2005*          2005
---------                ---------- ------------- ------------- ------------- -------------- ------------- -------------
Multi-Managed Growth@
   Class 1               $ 1,000.00 $    1,069.65 $        5.50 $    1,000.00 $     1,019.75 $        5.37          1.06%
   Class 2               $ 1,000.00 $    1,068.91 $        6.28 $    1,000.00 $     1,019.00 $        6.12          1.21%
   Class 3               $ 1,000.00 $    1,068.10 $        6.84 $    1,000.00 $     1,018.45 $        6.68          1.32%
Multi-Managed
   Moderate Growth@
   Class 1               $ 1,000.00 $    1,057.79 $        5.00 $    1,000.00 $     1,020.21 $        4.91          0.97%
   Class 2               $ 1,000.00 $    1,057.94 $        5.78 $    1,000.00 $     1,019.45 $        5.67          1.12%
   Class 3               $ 1,000.00 $    1,057.14 $        6.29 $    1,000.00 $     1,018.95 $        6.17          1.22%
Multi-Managed Income/
   Equity@
   Class 1               $ 1,000.00 $    1,038.30 $        4.75 $    1,000.00 $     1,020.41 $        4.71          0.93%
   Class 2               $ 1,000.00 $    1,037.53 $        5.52 $    1,000.00 $     1,019.65 $        5.47          1.08%
   Class 3               $ 1,000.00 $    1,037.59 $        6.03 $    1,000.00 $     1,019.15 $        5.97          1.18%
Multi-Managed Income@
   Class 1               $ 1,000.00 $    1,029.88 $        4.68 $    1,000.00 $     1,020.46 $        4.66          0.92%
   Class 2               $ 1,000.00 $    1,029.09 $        5.44 $    1,000.00 $     1,019.70 $        5.42          1.07%
   Class 3               $ 1,000.00 $    1,029.14 $        5.95 $    1,000.00 $     1,019.20 $        5.92          1.17%
Asset Allocation:
   Diversified Growth@
   Class 1               $ 1,000.00 $    1,055.75 $        5.00 $    1,000.00 $     1,020.21 $        4.91          0.97%
   Class 2               $ 1,000.00 $    1,054.96 $        5.77 $    1,000.00 $     1,019.45 $        5.67          1.12%
   Class 3               $ 1,000.00 $    1,055.06 $        6.29 $    1,000.00 $     1,018.95 $        6.17          1.22%
Stock@
   Class 1               $ 1,000.00 $    1,067.80 $        4.92 $    1,000.00 $     1,020.31 $        4.81          0.95%
   Class 2               $ 1,000.00 $    1,066.89 $        5.70 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 3               $ 1,000.00 $    1,066.40 $        6.22 $    1,000.00 $     1,019.05 $        6.07          1.20%
Large Cap Growth #@
   Class 1               $ 1,000.00 $    1,064.83 $        4.92 $    1,000.00 $     1,020.31 $        4.81          0.95%
   Class 2               $ 1,000.00 $    1,064.09 $        5.69 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 3               $ 1,000.00 $    1,064.24 $        6.21 $    1,000.00 $     1,019.05 $        6.07          1.20%
Large Cap Composite#@
   Class 1               $ 1,000.00 $    1,045.12 $        5.64 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 2               $ 1,000.00 $    1,044.16 $        6.41 $    1,000.00 $     1,018.80 $        6.33          1.25%
   Class 3               $ 1,000.00 $    1,044.26 $        6.92 $    1,000.00 $     1,018.30 $        6.83          1.35%
Large Cap Value#
   Class 1               $ 1,000.00 $    1,047.17 $        4.82 $    1,000.00 $     1,020.36 $        4.76          0.94%
   Class 2               $ 1,000.00 $    1,046.39 $        5.59 $    1,000.00 $     1,019.60 $        5.52          1.09%
   Class 3               $ 1,000.00 $    1,045.57 $        6.10 $    1,000.00 $     1,019.10 $        6.02          1.19%
Mid Cap Growth#
   Class 1               $ 1,000.00 $    1,104.01 $        5.49 $    1,000.00 $     1,019.85 $        5.27          1.04%
   Class 2               $ 1,000.00 $    1,103.96 $        6.28 $    1,000.00 $     1,019.10 $        6.02          1.19%
   Class 3               $ 1,000.00 $    1,102.56 $        6.80 $    1,000.00 $     1,018.60 $        6.53          1.29%
Mid Cap Value#
   Class 1               $ 1,000.00 $    1,085.68 $        5.33 $    1,000.00 $     1,019.95 $        5.16          1.02%
   Class 2               $ 1,000.00 $    1,084.75 $        6.11 $    1,000.00 $     1,019.20 $        5.92          1.17%
   Class 3               $ 1,000.00 $    1,084.89 $        6.64 $    1,000.00 $     1,018.70 $        6.43          1.27%
Small Cap#
   Class 1               $ 1,000.00 $    1,078.63 $        5.99 $    1,000.00 $     1,019.30 $        5.82          1.15%
   Class 2               $ 1,000.00 $    1,078.04 $        6.77 $    1,000.00 $     1,018.55 $        6.58          1.30%
   Class 3               $ 1,000.00 $    1,078.30 $        7.29 $    1,000.00 $     1,018.05 $        7.08          1.40%

SEASONS SERIES TRUST
EXPENSE EXAMPLE - (CONTINUED)                                 SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                         ACTUAL                                HYPOTHETICAL
                         -------------------------------------- ------------------------------------------
                                       ENDING                                 ENDING ACCOUNT
                                       ACCOUNT                                VALUE USING A
                         BEGINNING   VALUE USING  EXPENSES PAID                HYPOTHETICAL  EXPENSES PAID
                          ACCOUNT   ACTUAL RETURN  DURING THE     BEGINNING     5% ASSUMED    DURING THE      EXPENSE
                          VALUE AT       AT       PERIOD ENDED  ACCOUNT VALUE    RETURN AT   PERIOD ENDED   RATIO AS OF
                          APRIL 1,  SEPTEMBER 30, SEPTEMBER 30,  AT APRIL 1,   SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
PORTFOLIO                   2005        2005          2005*         2005           2005          2005*          2005
---------                ---------- ------------- ------------- ------------- -------------- ------------- -------------
International Equity#
   Class 1               $ 1,000.00 $    1,086.85 $        6.80 $    1,000.00 $     1,018.55 $        6.58          1.30%
   Class 2               $ 1,000.00 $    1,086.96 $        7.59 $    1,000.00 $     1,017.80 $        7.33          1.45%
   Class 3               $ 1,000.00 $    1,085.88 $        8.10 $    1,000.00 $     1,017.30 $        7.84          1.55%
Diversified Fixed Income
   Class 1               $ 1,000.00 $    1,018.76 $        4.15 $    1,000.00 $     1,020.96 $        4.15          0.82%
   Class 2               $ 1,000.00 $    1,018.80 $        4.91 $    1,000.00 $     1,020.21 $        4.91          0.97%
   Class 3               $ 1,000.00 $    1,017.89 $        5.41 $    1,000.00 $     1,019.70 $        5.42          1.07%
Strategic Fixed Income#
   Class 3               $ 1,000.00 $    1,055.90 $        7.99 $    1,000.00 $     1,017.30 $        7.84          1.55%
Cash Management
   Class 1               $ 1,000.00 $    1,012.89 $        3.33 $    1,000.00 $     1,021.76 $        3.35          0.66%
   Class 2               $ 1,000.00 $    1,011.99 $        4.09 $    1,000.00 $     1,021.01 $        4.10          0.81%
   Class 3               $ 1,000.00 $    1,012.00 $        4.54 $    1,000.00 $     1,020.56 $        4.56          0.90%
Focus Growth#@
   Class 1               $ 1,000.00 $    1,088.16 $        6.33 $    1,000.00 $     1,019.00 $        6.12          1.21%
   Class 2               $ 1,000.00 $    1,086.09 $        7.11 $    1,000.00 $     1,018.25 $        6.88          1.36%
   Class 3               $ 1,000.00 $    1,086.32 $        7.64 $    1,000.00 $     1,017.75 $        7.38          1.46%
Focus TechNet#
   Class 2               $ 1,000.00 $    1,161.35 $        8.94 $    1,000.00 $     1,016.80 $        8.34          1.65%
   Class 3               $ 1,000.00 $    1,161.68 $        9.48 $    1,000.00 $     1,016.29 $        8.85          1.75%
Focus Growth and
   Income#
   Class 2               $ 1,000.00 $    1,062.16 $        7.50 $    1,000.00 $     1,017.80 $        7.33          1.45%
   Class 3               $ 1,000.00 $    1,062.37 $        8.01 $    1,000.00 $     1,017.30 $        7.84          1.55%
Focus Value#
   Class 2               $ 1,000.00 $    1,075.92 $        7.55 $    1,000.00 $     1,017.80 $        7.33          1.45%
   Class 3               $ 1,000.00 $    1,075.31 $        8.06 $    1,000.00 $     1,017.30 $        7.84          1.55%
Allocation Growth
   Strategy+#
   Class 3               $ 1,000.00 $    1,064.97 $        1.81 $    1,000.00 $     1,023.31 $        1.78          0.35%
Allocation Moderate
   Growth Strategy+#
   Class 3               $ 1,000.00 $    1,061.04 $        1.81 $    1,000.00 $     1,023.31 $        1.78          0.35%
Allocation Moderate
   Strategy+#
   Class 3               $ 1,000.00 $    1,051.78 $        1.80 $    1,000.00 $     1,023.31 $        1.78          0.35%
Allocation Balanced
   Strategy+#
   Class 3               $ 1,000.00 $    1,043.61 $        1.79 $    1,000.00 $     1,023.31 $        1.78          0.35%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the variable contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been lower.
+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE - (CONTINUED)                                 SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

@ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                         ACTUAL                                HYPOTHETICAL
                         -------------------------------------- ------------------------------------------
                                       ENDING                                 ENDING ACCOUNT
                                       ACCOUNT                                VALUE USING A
                         BEGINNING   VALUE USING  EXPENSES PAID                HYPOTHETICAL  EXPENSES PAID
                          ACCOUNT   ACTUAL RETURN  DURING THE     BEGINNING     5% ASSUMED    DURING THE      EXPENSE
                          VALUE AT       AT       PERIOD ENDED  ACCOUNT VALUE    RETURN AT   PERIOD ENDED   RATIO AS OF
                          APRIL 1,  SEPTEMBER 30, SEPTEMBER 30,  AT APRIL 1,   SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
PORTFOLIO                   2005        2005          2005*         2005           2005          2005*          2005
---------                ---------- ------------- ------------- ------------- -------------- ------------- -------------
Multi-Managed Growth
   Class 1               $ 1,000.00 $    1,069.65 $        5.50 $    1,000.00 $     1,019.75 $        5.37          1.06%
   Class 2               $ 1,000.00 $    1,068.91 $        6.28 $    1,000.00 $     1,019.00 $        6.12          1.21%
   Class 3               $ 1,000.00 $    1,068.10 $        6.84 $    1,000.00 $     1,018.45 $        6.68          1.32%
Multi-Managed
   Moderate Growth
   Class 1               $ 1,000.00 $    1,057.79 $        5.00 $    1,000.00 $     1,020.21 $        4.91          0.97%
   Class 2               $ 1,000.00 $    1,057.94 $        5.78 $    1,000.00 $     1,019.45 $        5.67          1.12%
   Class 3               $ 1,000.00 $    1,057.14 $        6.29 $    1,000.00 $     1,018.95 $        6.17          1.22%
Multi-Managed Income/
   Equity
   Class 1               $ 1,000.00 $    1,038.30 $        4.75 $    1,000.00 $     1,020.41 $        4.71          0.93%
   Class 2               $ 1,000.00 $    1,037.53 $        5.52 $    1,000.00 $     1,019.65 $        5.47          1.08%
   Class 3               $ 1,000.00 $    1,037.59 $        6.03 $    1,000.00 $     1,019.15 $        5.97          1.18%
Multi-Managed Income
   Class 1               $ 1,000.00 $    1,029.88 $        4.68 $    1,000.00 $     1,020.46 $        4.66          0.92%
   Class 2               $ 1,000.00 $    1,029.09 $        5.44 $    1,000.00 $     1,019.70 $        5.42          1.07%
   Class 3               $ 1,000.00 $    1,029.14 $        5.95 $    1,000.00 $     1,019.20 $        5.92          1.17%
Asset Allocation:
   Diversified Growth
   Class 1               $ 1,000.00 $    1,055.75 $        4.95 $    1,000.00 $     1,020.26 $        4.86          0.96%
   Class 2               $ 1,000.00 $    1,054.96 $        5.72 $    1,000.00 $     1,019.50 $        5.62          1.11%
   Class 3               $ 1,000.00 $    1,055.06 $        6.23 $    1,000.00 $     1,019.00 $        6.12          1.21%
Stock@
   Class 1               $ 1,000.00 $    1,067.80 $        4.92 $    1,000.00 $     1,020.31 $        4.81          0.95%
   Class 2               $ 1,000.00 $    1,066.89 $        5.70 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 3               $ 1,000.00 $    1,066.40 $        6.22 $    1,000.00 $     1,019.05 $        6.07          1.20%
Large Cap Growth
   Class 1               $ 1,000.00 $    1,064.83 $        4.92 $    1,000.00 $     1,020.31 $        4.81          0.95%
   Class 2               $ 1,000.00 $    1,064.09 $        5.69 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 3               $ 1,000.00 $    1,064.24 $        6.21 $    1,000.00 $     1,019.05 $        6.07          1.20%
Large Cap Composite
   Class 1               $ 1,000.00 $    1,045.12 $        5.64 $    1,000.00 $     1,019.55 $        5.57          1.10%
   Class 2               $ 1,000.00 $    1,044.16 $        6.41 $    1,000.00 $     1,018.80 $        6.33          1.25%
   Class 3               $ 1,000.00 $    1,044.26 $        6.92 $    1,000.00 $     1,018.30 $        6.83          1.35%
Focus Growth
   Class 1               $ 1,000.00 $    1,088.16 $        6.33 $    1,000.00 $     1,019.00 $        6.12          1.21%
   Class 2               $ 1,000.00 $    1,086.09 $        7.11 $    1,000.00 $     1,018.25 $        6.88          1.36%
   Class 3               $ 1,000.00 $    1,086.32 $        7.64 $    1,000.00 $     1,017.75 $        7.38          1.46%

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             12.1%
Drugs                                           7.9
Insurance                                       6.6
Health Services                                 6.3
U.S. Treasuries                                 5.9
Banks                                           5.3
Computers & Business Equipment                  4.9
U.S. Government Agencies                        4.8
Computer Software                               4.2
Internet Content                                3.8
Energy Services                                 3.5
Telecommunications                              3.2
Apparel & Textiles                              3.0
Energy Sources                                  3.0
Retail                                          2.4
Aerospace & Military Technology                 2.3
Repurchase Agreements                           2.3
Electrical Equipment                            2.1
Leisure & Tourism                               1.9
Medical Products                                1.8
Broadcasting & Media                            1.6
Electronics                                     1.6
Electric Utilities                              1.4
Automotive                                      1.3
Computer Services                               1.1
Food, Beverage & Tobacco                        0.9
Machinery                                       0.9
Chemicals                                       0.8
Multi-Industry                                  0.8
Real Estate Investment Trusts                   0.6
Foreign Government                              0.5
Metals & Minerals                               0.5
Business Services                               0.4
Communication Equipment                         0.2
Forest Products                                 0.2
Household & Personal Products                   0.2
Real Estate Companies                           0.2
Entertainment Products                          0.1
Gas & Pipeline Utilities                        0.1
Housing & Household Durables                    0.1
Internet Software                               0.1
Municipal Bonds                                 0.1
Telephone                                       0.1
Transportation                                  0.1
                                              -----
                                              101.2%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)




                                                                                                      VALUE
COMMON STOCK -- 70.4%                                                             SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.4%

APPAREL & TEXTILES -- 3.0%
Coach, Inc.+                                                                           31,695    $       993,955
NIKE, Inc., Class B                                                                    37,945          3,099,348
Quiksilver, Inc.+                                                                      26,000            375,700

AUTOMOTIVE -- 1.1%
Advanced Auto Parts, Inc.+                                                             44,592          1,724,819

RETAIL -- 2.3%
Blue Nile, Inc.+                                                                        9,200            291,088
Gymboree Corp.+                                                                        25,600            349,184
Home Depot, Inc.                                                                        6,000            228,840
J.C. Penney Co., Inc.                                                                  15,240            722,681
Lowe's Cos., Inc.                                                                      17,075          1,099,630
Staples, Inc.                                                                          15,492            330,289
Urban Outfitters, Inc.+                                                                 3,000             88,200
Wal-Mart Stores, Inc.                                                                   4,000            175,280
Walgreen Co.                                                                            2,600            112,970
                                                                                                 ---------------
                                                                                                       9,591,984
                                                                                                 ---------------

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc.                                                                      4,900            361,179
Coca-Cola Co.                                                                           5,400            233,226
Diageo PLC Sponsored ADR                                                                2,200            127,622
PepsiCo, Inc.                                                                           3,900            221,169

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Procter & Gamble Co.                                                                    3,600            214,056
                                                                                                 ---------------
                                                                                                       1,157,252
                                                                                                 ---------------

ENERGY -- 5.8%

ENERGY SERVICES -- 3.2%
BJ Services Co.                                                                        34,865          1,254,791
Hornbeck Offshore Services, Inc.+                                                      18,600            681,318
Southern Co.                                                                            5,300            189,528
Suncor Energy, Inc.                                                                    28,320          1,714,210
Todco, Class A+                                                                        22,800            950,988

ENERGY SOURCES -- 2.6%
ChevronTexaco Corp.                                                                     8,200            530,786
ConocoPhillips                                                                          4,400            307,604
Exxon Mobil Corp.                                                                       8,800            559,152




                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Global Industries, Ltd.+                                                               63,400    $       934,516
Marathon Oil Corp.                                                                      3,300            227,469
Murphy Oil Corp.                                                                       22,880          1,141,026
Transocean, Inc.+                                                                       4,300            263,633
                                                                                                 ---------------
                                                                                                       8,755,021
                                                                                                 ---------------

FINANCE -- 13.5%

BANKS -- 4.2%
Bank of America Corp.                                                                   8,382            352,882
Commerce Bancorp, Inc.                                                                 37,550          1,152,410
Franklin Bank Corp.+                                                                   35,000            565,250
North Fork Bancorp., Inc.                                                               4,900            124,950
Signature Bank+                                                                        48,200          1,300,918
U.S. Bancorp                                                                            6,200            174,096
Wachovia Corp.                                                                          5,600            266,504
Wells Fargo & Co.                                                                      40,755          2,387,020

FINANCIAL SERVICES -- 3.8%
American Express Co.                                                                   24,590          1,412,450
Capital One Financial Corp.                                                             5,200            413,504
CapitalSource, Inc.+                                                                   14,300            311,740
Citigroup, Inc.                                                                         7,915            360,291
Goldman Sachs Group, Inc.                                                              14,110          1,715,494
International Securities Exchange, Inc.+                                                2,900             67,860
J.P. Morgan Chase & Co.                                                                 7,800            264,654
MarketAxess Holdings, Inc.+                                                            35,200            478,720
Merrill Lynch & Co., Inc.                                                               6,700            411,045
SLM Corp.                                                                               5,310            284,828

INSURANCE -- 5.5%
Aetna, Inc.                                                                            62,265          5,363,507
Allstate Corp.                                                                          2,500            138,225
Berkshire Hathaway, Inc., Class B+                                                        887          2,422,397
Chubb Corp.                                                                             2,600            232,830
                                                                                                 ---------------
                                                                                                      20,201,575
                                                                                                 ---------------

HEALTHCARE -- 15.7%

DRUGS -- 7.8%
Abbott Laboratories                                                                     6,100            258,640
Amgen, Inc.+                                                                            3,500            278,845
BioMarin Pharmaceutical, Inc.+                                                         16,100            140,553
CV Therapeutics, Inc.+                                                                  7,100            189,925
Cypress Biosciences, Inc.+                                                             29,400            159,054
DUSA Pharmaceuticals, Inc.+                                                             6,700             71,020
Genentech, Inc.+                                                                       48,900          4,117,869
Genzyme Corp.+                                                                          3,200            229,248
Integra LifeSciences Holdings Corp.+                                                   44,400          1,698,744
Invitrogen Corp.+                                                                      11,585            871,540
Medicines Co.+                                                                         29,400            676,494
Onyx Pharmaceuticals, Inc.+                                                             4,100            102,418
Par Pharmaceutical Cos., Inc.+                                                         16,100            428,582




                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Pfizer, Inc.                                                                           10,084    $       251,797
Renovis, Inc.+                                                                          8,900            120,417
Schering-Plough Corp.                                                                  10,300            216,815
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     55,565          1,856,982

HEALTH SERVICES -- 6.1%
Allscripts Heathcare Solutions, Inc.+                                                   5,900            106,318
American Healthways, Inc.+                                                              4,700            199,280
Cerner Corp.+                                                                           4,200            365,106
LifePoint Hospitals, Inc.+                                                              3,500            153,055
Pediatrix Medical Group, Inc.+                                                          3,400            261,188
Sierra Health Services, Inc.+                                                           4,800            330,576
United Surgical Partners International, Inc.+                                           7,200            281,592
UnitedHealth Group, Inc.                                                              126,395          7,103,399
Wellpoint, Inc.+                                                                        4,200            318,444

MEDICAL PRODUCTS -- 1.8%
Advanced Neuromodulation Systems, Inc.+                                                20,800            987,168
Animas Corp.+                                                                          10,500            164,850
Cardinal Health, Inc.                                                                   2,600            164,944
ID Biomedical Corp.+                                                                   16,100            483,805
Johnson & Johnson                                                                       6,300            398,664
Medtronic, Inc.                                                                         4,200            225,204
Techne Corp.+                                                                           3,500            199,430
Vnus Medical Technologies+                                                              5,700             59,394
                                                                                                 ---------------
                                                                                                      23,471,360
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 6.1%

AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
Alliant Techsystems, Inc.+                                                             16,300          1,216,795
DRS Technologies, Inc.                                                                  8,200            404,752
Goodrich Corp.                                                                          4,000            177,360
Lockheed Martin Corp.                                                                  19,520          1,191,501
United Technologies Corp.                                                               6,800            352,512

BUSINESS SERVICES -- 0.2%
Arbitron, Inc.                                                                          4,700            187,248
Catalina Marketing Corp.                                                                4,700            106,878

ELECTRICAL EQUIPMENT -- 2.1%
Ametek, Inc.                                                                           27,500          1,181,675
Roper Industries, Inc.                                                                 48,400          1,901,636

MACHINERY -- 0.9%
Dover Corp.                                                                             6,800            277,372
IDEX Corp.                                                                             22,700            965,885
Matthews International Corp., Class A                                                   4,700            177,613

MULTI-INDUSTRY -- 0.7%
3M Co.                                                                                  1,900            139,384
Danaher Corp.                                                                           2,900            156,107
General Electric Co.                                                                   15,400            518,518
ITT Industries, Inc.                                                                    1,395            158,472
                                                                                                 ---------------
                                                                                                       9,113,708
                                                                                                 ---------------




                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT -- 2.3%

BROADCASTING & MEDIA -- 0.8%
News Corp., Class A                                                                    24,600    $       383,514
Time Warner, Inc.                                                                      15,430            279,437
Valassis Communications, Inc.+                                                         16,100            627,578

LEISURE & TOURISM -- 1.5%
Boyd Gaming Corp.                                                                       3,500            150,920
Carnival Corp.(11)                                                                      4,200            209,916
Continental Airlines, Inc., Class B+                                                   31,800            307,188
Harrah's Entertainment, Inc.                                                            2,100            136,899
Hilton Hotels Corp.                                                                     7,100            158,472
McDonald's Corp.                                                                        2,800             93,772
Royal Caribbean Cruises, Ltd.                                                          18,161            784,555
Scientific Games Corp., Class A+                                                        8,900            275,900
Texas Roadhouse, Inc., Class A+                                                         6,400             95,360
                                                                                                 ---------------
                                                                                                       3,503,511
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 18.2%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                          7,000            313,250
Symbol Technologies, Inc.                                                               2,236             21,644

COMPUTER SERVICES -- 1.1%
FactSet Research Systems, Inc.                                                          5,000            176,200
Keane, Inc.+                                                                           29,400            336,042
Symantec Corp.+                                                                        48,800          1,105,808

COMPUTER SOFTWARE -- 4.2%
Adobe Systems, Inc.                                                                     4,400            131,340
Electronic Arts, Inc.+                                                                 58,100          3,305,309
Hyperion Solutions Corp.+                                                               7,600            369,740
Lawson Software, Inc.+                                                                100,400            696,776
Microsoft Corp.                                                                        20,725            533,254
Oracle Corp.+                                                                          12,800            158,592
Parametric Technology Corp.+                                                           88,300            615,451
Pixar+                                                                                  3,800            169,138
SS&C Technologies, Inc.                                                                 4,900            179,536
Take-Two Interactive Software, Inc.+                                                    6,400            141,376

COMPUTERS & BUSINESS EQUIPMENT -- 4.9%
Apple Computer, Inc.+                                                                 129,405          6,937,402
Dell, Inc.+                                                                             3,500            119,700
EMC Corp.+                                                                             12,900            166,926
International Business Machines Corp.                                                   1,767            141,749

ELECTRONICS -- 1.6%
Applied Materials, Inc.                                                                 8,200            139,072
Cypress Semiconductor Corp.+                                                           27,300            410,865
Intel Corp.                                                                            10,900            268,685
L-3 Communications Holdings, Inc.                                                       1,900            150,233
National Semiconductor Corp.                                                            6,900            181,470
PMC-Sierra, Inc.+                                                                      35,200            310,112
Texas Instruments, Inc.                                                                24,355            825,635
Vitesse Semiconductor Corp.+                                                           42,100             79,148




                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT -- 3.8%
eBay, Inc.+                                                                            64,000    $     2,636,800
Yahoo!, Inc.+                                                                          91,370          3,091,961

INTERNET SOFTWARE -- 0.1%
Openwave Systems, Inc.+                                                                 8,200            147,436

TELECOMMUNICATIONS -- 2.3%
ADTRAN, Inc.                                                                            6,600            207,900
Arris Group, Inc.+                                                                     16,400            194,504
BellSouth Corp.                                                                         6,900            181,470
Cisco Systems, Inc.+                                                                   10,800            193,644
Corning, Inc.+                                                                          7,700            148,841
JAMDAT Mobile, Inc.+                                                                      100              2,100
Motorola, Inc.                                                                          9,500            209,855
SafeNet, Inc.+                                                                         33,900          1,230,909
Sprint Corp.                                                                           10,300            244,934
Tekelec+                                                                               30,700            643,165
Verizon Communications, Inc.                                                            4,300            140,567
                                                                                                 ---------------
                                                                                                      27,258,539
                                                                                                 ---------------

MATERIALS -- 0.9%

CHEMICALS -- 0.5%
du Pont (E.I.) de Nemours & Co.                                                         5,800            227,186
Huntsman Corp.+                                                                        25,490            498,329

METALS & MINERALS -- 0.4%
Arch Coal, Inc.                                                                         6,600            445,500
RTI International Metals, Inc.+                                                         4,400            173,140
                                                                                                 ---------------
                                                                                                       1,344,155
                                                                                                 ---------------

UTILITIES -- 0.7%

ELECTRIC UTILITIES -- 0.7%
AES Corp.+                                                                             42,190            693,182
FPL Group, Inc.                                                                         4,200            199,920
TXU Corp.                                                                               1,800            203,184
                                                                                                 ---------------
                                                                                                       1,096,286
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $79,837,415)                                                                105,493,391
                                                                                                 ---------------

PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(2)                                    1,000             23,850
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06                                           247             11,893
Federal National Mtg. Assoc. 7.00% due 12/31/19(13)                                       265             14,641
                                                                                                 ---------------
                                                                                                          26,534
                                                                                                 ---------------
TOTAL PREFERRED STOCK (cost $51,462)                                                                      50,384
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES -- 4.1%                                                  AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 3.9%

FINANCIAL SERVICES -- 3.9%
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                  $       200,000    $       196,924
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(7)                   50,000             51,985
Bank of America Commercial Mtg., Inc., Series 2005-5 AJ 5.33%
  due 09/10/15(7)                                                                      35,000             35,176
Banc of America Mtg. Securities, Inc., Series 2004-J 2A1 4.80%
  due 11/25/34(8)(13)                                                                  71,141             70,669
Banc of America Mtg. Securities, Inc., Series 2005-A 2A2 4.47%
  due 02/25/35(8)(13)                                                                 264,641            260,314
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(7)                                                                     180,000            177,663
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08            100,000             98,674
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                   200,000            196,487
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11            200,000            195,204
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                200,000            191,834
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(7)                                                                      51,178             52,488
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(7)                  60,605             62,415
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                 200,000            198,957
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 10/31/05(7)(12)                                                                 180,000            177,536
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.65% due 10/25/05(8)(12)                    179,503            179,126
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 10/16/05                 115,000            112,432
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                        65,000             64,817
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3
  4.18% due 10/31/05(7)                                                               150,000            146,376
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 10/11/05(7)                  90,000             95,633
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(7)            57,442             59,252
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.63%
  due 10/30/05(8)(12)                                                                 104,917            104,101
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50%
  due 10/30/05(8)(12)                                                                 229,461            225,602
Morgan Stanley Capital I, Inc., Series 2005-T19 AJ 4.99%
  due 10/31/05(7)(12)                                                                  25,000             24,747
Morgan Stanley Capital I, Inc., Series 2005-T19 B 5.06% due 10/31/05(7)(12)            25,000             24,686
Morgan Stanley Capital I, Inc., Series 2005-T19 C 5.16% due 10/31/05(7)(12)            25,000             24,622
Morgan Stanley Capital I, Inc., Series 2005-T19 D 5.29% due 10/31/05(7)(12)            25,000             24,737
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(7)                    305,000            301,593
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
  due 02/15/33(7)                                                                      86,900             93,590
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39%
  due 10/31/05(7)                                                                     100,000            107,520
Mortgage It Trust, Series 2005-4 A1 4.11% due 10/25/35(8)(13)                         223,708            223,820
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              200,000            193,768
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                     110,000            118,455
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                    118,000            121,111
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 10/14/05*                   200,000            195,082
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/31/05           135,000            133,834
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                            200,000            194,312
Wachovia Bank Commercial Mtg.Trust, Series 2005-WL5A B 4.00%
  due 01/15/18*(7)(13)                                                                125,000            124,876
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58%
  due 01/25/35(8)(13)                                                                 249,729            245,694
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56%
  due 03/25/35(8)(13)                                                                 208,916            206,033
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/25/35(8)(12)                                                                 205,205            202,381
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                         40,000             39,255
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 10/21/05                        250,000            246,183
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                         90,000             89,827
                                                                                                 ---------------
                                                                                                       5,889,791
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
IMPAC CMB Trust, Series 2005-4 1A1A 4.10% due 05/25/35(8)(13)                 $       199,008    $       199,233
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $6,173,025)                                                        6,089,024
                                                                                                 ---------------

BONDS & NOTES -- 18.4%

CONSUMER DISCRETIONARY -- 0.4%

AUTOMOTIVE -- 0.2%
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                    40,000             39,062
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10                                     7,000              6,860
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                   100,000            121,070
Dana Corp. 5.85% due 01/15/15                                                          10,000              7,844
Dura Operating Corp., Series B 8.63% due 04/15/12                                      14,000             12,460
Ford Motor Co. 6.38% due 02/01/29                                                      10,000              7,175
Ford Motor Co. 7.45% due 07/16/31                                                      80,000             62,400

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Centex Corp. 7.88% due 02/01/11                                                        90,000             99,329
Lennar Corp. 7.63% due 03/01/09                                                        50,000             53,940
Pulte Homes, Inc. 8.13% due 03/01/11                                                   40,000             44,708

RETAIL -- 0.1%
Amer Stores Co. 8.00% due 06/01/26                                                     24,000             22,289
Staples, Inc. 7.38% due 10/01/12                                                       45,000             50,561
Wal-Mart Stores, Inc. 5.25% due 09/01/35                                               24,000             23,226
                                                                                                 ---------------
                                                                                                         550,924
                                                                                                 ---------------

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Alliance One International, Inc. 12.75% due 11/15/12                                   25,000             22,875
Altria Group, Inc. 7.00% due 11/04/13                                                  90,000             98,511
Archer Daniels Midland Co. 5.38% due 09/15/35                                          10,000              9,689
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                         19,000             25,013
ConAgra Foods, Inc. 6.00% due 09/15/06                                                 18,000             18,226
ConAgra, Inc. 7.13% due 10/01/26                                                       10,000             11,129
Philip Morris Cos., Inc. 6.38% due 02/01/06                                            30,000             30,165
Tyson Foods, Inc. 8.25% due 10/01/11                                                   70,000             80,826
                                                                                                 ---------------
                                                                                                         296,434
                                                                                                 ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96                               40,000             51,524
                                                                                                 ---------------

ENERGY -- 0.6%

ENERGY SERVICES -- 0.3%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06                              21,000             21,160
Enterprise Products Operating LP 4.95% due 06/01/10                                    20,000             19,657
Enterprise Products Operating LP 5.00% due 03/01/15                                    10,000              9,488
Hanover Compressor Co. 9.00% due 06/01/14                                              10,000             11,112
Hilcorp Energy I LP 10.50% due 09/01/10*                                               30,000             33,000
Keyspan Corp. 4.90% due 05/16/08                                                       42,000             42,175

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Motiva Enterprises, LLC 5.20% due 09/15/12*                                   $        75,000    $        75,357
PacifiCorp, Series MBIA 6.38% due 05/15/08                                             70,000             72,950
Premcor Refining Group, Inc. 6.13% due 05/01/11                                        40,000             41,800
PSE&G Power, LLC 7.75% due 04/15/11                                                    20,000             22,394
Seitel, Inc. 11.75% due 07/15/11                                                       10,000             11,100

ENERGY SOURCES -- 0.3%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                      90,000            113,633
Amerada Hess Corp. 7.88% due 10/01/29                                                  90,000            110,386
ConocoPhillips 7.00% due 03/30/29                                                      33,000             39,730
El Paso Production Holding Co. 7.75% due 06/01/13                                      40,000             41,800
Encore Acquisition Co. 6.00% due 07/15/15*                                              2,000              1,950
Encore Acquisition Co. 6.25% due 04/15/14                                               3,000              2,985
NRG Energy, Inc. 8.00% due 12/15/13                                                     4,000              4,260
Pemex Project Funding Master Trust 6.13% due 08/15/08                                  60,000             61,800
Pemex Project Funding Master Trust 8.63% due 02/01/22                                  75,000             91,688
Sempra Energy 4.62% due 05/17/07                                                       18,000             17,962
                                                                                                 ---------------
                                                                                                         846,387
                                                                                                 ---------------

FINANCE -- 3.9%

BANKS -- 0.7%
American Express Centurion Bank 3.93% due 11/16/09(5)(13)                              14,000             13,925
Bank of America Corp. 7.40% due 01/15/11                                              130,000            145,179
BankBoston Capital Trust IV 4.39% due 06/08/28(13)                                     22,000             21,298
BB&T Corp. 4.75% due 10/01/12                                                         110,000            109,033
Charter One Bank 6.38% due 05/15/12                                                    46,000             49,902
Credit Suisse First Boston 6.50% due 05/01/08*                                         14,000             14,597
First Maryland Capital II 4.54% due 02/01/27(13)                                       18,000             17,598
HSBC Bank USA, Series BKNT 5.63% due 08/15/35                                          10,000              9,850
Independence Community Bank Corp. 4.90% due 09/23/10                                   10,000              9,916
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                           16,000             16,652
Key Bank NA 7.00% due 02/01/11                                                          9,000              9,893
MBNA America Bank NA 5.38% due 01/15/08                                                60,000             60,842
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               100,000            104,160
National City Bank 3.38% due 10/15/07                                                  24,000             23,591
NationsBank Corp. 7.80% due 09/15/16                                                   18,000             21,912
NCNB Corp. 9.38% due 09/15/09                                                          32,000             37,227
PNC Bank NA 4.88% due 09/21/17                                                         20,000             19,409
Popular North America, Inc. 4.25% due 04/01/08                                         27,000             26,649
Resona Preferred Global Securities Cayman, Ltd. 7.19% due 07/30/15*(12)                10,000             10,353
U.S. Bancorp 7.50% due 06/01/26                                                        65,000             80,746
US Bank NA 3.90% due 08/15/08                                                           4,000              3,925
Wachovia Corp. 5.50% due 08/01/35                                                      20,000             19,512
Washington Mutual Bank FA 5.50% due 01/15/13                                           22,000             22,468
Washington Mutual Inc. 5.25% due 09/15/17                                              10,000              9,852
Wells Fargo & Co. 3.97% due 09/15/09(13)                                                9,000              9,014
Wells Fargo & Co. 6.38% due 08/01/11                                                   80,000             85,690

FINANCIAL SERVICES -- 2.2%
Associates Corp. NA 6.95% due 11/01/18                                                 10,000             11,675
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                         36,000             35,551
Bae Systems Holdings, Inc. 5.20% due 08/15/15*                                         23,000             22,684

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bae Systems Holdings, Inc. 6.40% due 12/15/11*                                $        35,000    $        37,314
Caterpillar Financial Services Corp. 4.30% due 06/01/10                                20,000             19,701
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                18,000             17,882
Citigroup, Inc. 5.00% due 09/15/14                                                    275,000            273,515
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12                                                                         34,000             36,210
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                           34,000             34,274
ERAC USA Finance Co. 5.60% due 05/01/15*                                               30,000             30,311
ERAC USA Finance Co. 8.00% due 01/15/11*                                               60,000             67,730
Farmers Exchange Capital 7.05% due 07/15/28*                                          110,000            113,574
Ford Motor Credit Co. 5.70% due 01/15/10                                               96,000             87,207
Ford Motor Credit Co. 5.80% due 01/12/09                                               18,000             16,795
Ford Motor Credit Co. 6.38% due 11/05/08                                               22,000             21,147
Ford Motor Credit Co. 7.00% due 10/01/13                                                5,000              4,637
Ford Motor Credit Co. 7.38% due 10/28/09                                               60,000             57,957
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                          26,000             25,479
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                         23,000             23,291
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                        140,000            149,020
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                         30,000             35,287
General Motors Acceptance Corp. 6.07% due 12/01/14(13)                                 10,000              8,407
General Motors Acceptance Corp. 6.88% due 08/28/12                                     50,000             44,748
General Motors Acceptance Corp. 8.00% due 11/01/31                                     55,000             48,024
General Motors Corp. 8.38% due 07/15/33                                                65,000             50,700
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                           70,000             75,884
Household Finance Corp. 4.75% due 07/15/13                                             36,000             35,137
Household Finance Corp. 6.38% due 10/15/11                                            180,000            192,536
ING USA Global Funding Trust 4.50% due 10/01/10                                        20,000             19,728
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                            350,000            349,120
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                             24,000             23,852
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                             50,000             54,104
John Deere Capital Corp., Series MTND 4.50% due 08/25/08                               41,000             40,840
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                      20,000             21,756
MBNA Corp. 4.63% due 09/15/08                                                          28,000             27,980
Merrill Lynch & Co., Inc. 4.79% due 08/04/10                                           16,000             15,945
Morgan Stanley 4.75% due 04/01/14                                                     260,000            250,839
Morgan Stanley 6.75% due 04/15/11                                                      70,000             76,149
NiSource Finance Corp. 5.45% due 09/15/20                                              10,000              9,782
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                     136,665            142,142
PNC Funding Corp. 5.75% due 08/01/06                                                   24,000             24,234
Pricoa Global Funding I 4.63% due 06/25/12*                                            10,000              9,804
Private Export Funding Corp. 6.62% due 10/01/05                                       120,000            120,000
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                             95,000             95,075
Residential Capital Corp. 6.38% due 06/30/10*                                          38,000             38,497
Residential Capital Corp. 6.88% due 06/30/15*                                          14,000             14,650
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                 26,000             26,185
SB Treasury Co., LLC 9.40% due 06/30/08*(12)                                          100,000            110,357
SLM Corp., Series MTNA 3.69% due 07/27/09(13)                                          10,000              9,992
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                            20,000             19,858
Transamerica Finance Corp. 6.40% due 09/15/08                                           9,000              9,436
Wachovia Bank NA 4.88% due 02/01/15                                                   250,000            246,517
Xlliac Global Funding 4.80% due 08/10/10*                                              30,000             29,806

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

INSURANCE -- 1.0%
AAG Holding Co., Inc. 6.88% due 06/01/08                                      $        50,000    $        51,216
ACE Capital Trust II 9.70% due 04/01/30                                                80,000            105,492
ACE INA Holdings, Inc. 8.30% due 08/15/06                                              30,000             30,931
Allstate Corp. 7.20% due 12/01/09                                                      22,000             23,939
Allstate Financial Global Funding, LLC 5.25% due 02/01/07*                             10,000             10,062
Allstate Financing II 7.83% due 12/01/45                                               24,000             25,511
American Financial Group, Inc. 7.13% due 04/15/09                                      55,000             58,816
Americo Life, Inc. 7.88% due 05/01/13*                                                 12,000             12,469
Chubb Corp. 6.00% due 11/15/11                                                         14,000             14,789
Equitable Cos., Inc. 7.00% due 04/01/28                                                30,000             35,014
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                     10,000              9,892
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                  70,000             80,160
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                             140,000            163,233
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                22,000             27,760
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                         40,000             39,085
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                         10,000              9,274
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                       70,000             71,170
MetLife, Inc. 5.70% due 06/15/35                                                      120,000            119,290
Metropolitan Life Global Funding 4.63% due 08/19/10*                                   10,000              9,932
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                 22,000             21,672
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                  8,000              8,270
MONY Group, Inc. 7.45% due 12/15/05                                                    45,000             45,250
Ohio Casualty Corp. 7.30% due 06/15/14                                                 20,000             21,556
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                           80,000             76,906
ReliaStar Financial Corp. 8.00% due 10/30/06                                           60,000             61,748
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                        60,000             60,535
Torchmark Corp. 6.25% due 12/15/06                                                     40,000             40,625
Travelers Property Casualty Corp. 6.38% due 03/15/33                                   70,000             72,641
Unitrin, Inc. 4.88% due 11/01/10                                                       60,000             59,138
W.R. Berkley Capital Trust 8.20% due 12/15/45                                          90,000             92,399
Willis Group North America, Inc. 5.63% due 07/15/15                                    30,000             29,807
XL Capital, Ltd. 5.25% due 09/15/14                                                    35,000             33,765
                                                                                                 ---------------
                                                                                                       5,838,865
                                                                                                 ---------------

HEALTHCARE -- 0.3%

DRUGS -- 0.1%
Genentech, Inc. 5.25% due 07/15/35*                                                    42,000             40,467
Merck & Co., Inc. 2.50% due 03/30/07                                                   14,000             13,578
Pfizer, Inc. 2.50% due 03/15/07                                                        26,000             25,283
Wyeth 6.95% due 03/15/11                                                              121,000            132,916

HEALTH SERVICES -- 0.2%
HCA, Inc. 6.95% due 05/01/12                                                           20,000             20,573
Humana, Inc. 7.25% due 08/01/06                                                       100,000            101,683
Psychiatric Solutions, Inc. 7.75% due 07/15/15*                                        10,000             10,325
Tenet Healthcare Corp. 7.38% due 02/01/13                                              15,000             14,212
UnitedHealth Group, Inc. 7.50% due 11/15/05(3)                                         90,000             90,280
Universal Hospital Services, Inc. 10.13% due 11/01/11                                  15,000             15,375

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(10)                                            10,000              5,700
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(6)                             10,000                  0
                                                                                                 ---------------
                                                                                                         470,392
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Goodrich Corp. 7.50% due 04/15/08                                             $        30,000    $        31,712
Raytheon Co. 6.75% due 08/15/07                                                        25,000             25,834

BUSINESS SERVICES -- 0.2%
Affinity Group, Inc. 9.00% due 02/15/12                                                 5,000              5,000
Hertz Corp. 4.70% due 10/02/06                                                          4,000              3,957
Hertz Corp. 6.90% due 08/15/14                                                         15,000             13,893
Hertz Corp. 7.40% due 03/01/11                                                         32,000             31,009
Hertz Corp. 7.63% due 06/01/12                                                         16,000             15,361
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             100,000            101,712
Monitronics International, Inc. 11.75% due 09/01/10                                    10,000             10,100
Monsanto Co. 5.50% due 08/15/25                                                        42,000             40,910
PHH Corp. 6.00% due 03/01/08                                                           23,000             23,395
Rent-Way, Inc. 11.88% due 06/15/10                                                     13,000             14,300
Service Corp. International 6.75% due 04/01/16                                         10,000             10,050

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% due 02/15/10                                        27,000             29,622

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                  10,000             12,306
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                   7,000              8,879
Dominion Resources, Inc. 5.95% due 06/15/35                                            10,000              9,769
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                               65,936             72,295
Navistar International Corp. 6.25% due 03/01/12                                        10,000              9,500
Norfolk Southern Corp. 5.59% due 05/17/25                                              18,000             17,993
                                                                                                 ---------------
                                                                                                         487,597
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 1.3%

BROADCASTING & MEDIA -- 0.8%
AOL Time Warner, Inc. 7.63% due 04/15/31                                              100,000            117,153
Chancellor Media Corp. 8.00% due 11/01/08                                              92,000             99,063
Charter Communications Holdings, LLC 11.13% due 01/15/11                               25,000             19,250
Clear Channel Communications, Inc. 5.00% due 03/15/12                                  30,000             28,680
Clear Channel Communications, Inc. 6.88% due 06/15/18                                  20,000             20,503
Clear Channel Communications, Inc. 7.65% due 09/15/10                                  70,000             75,982
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                  15,000             19,033
Comcast Corp. 5.65% due 06/15/35                                                       40,000             37,390
Cox Communications, Inc. 5.45% due 12/15/14                                           100,000             99,350
Cox Communications, Inc. 7.63% due 06/15/25                                            10,000             11,519
Cox Communications, Inc. 7.75% due 11/01/10                                           115,000            127,255
Liberty Media Corp. 7.75% due 07/15/09                                                 30,000             31,444
Liberty Media Corp. 7.88% due 07/15/09                                                 50,000             52,614
News America Holdings, Inc. 7.60% due 10/11/15                                         35,000             40,661
News America, Inc. 5.30% due 12/15/14                                                  65,000             64,861
News America, Inc. 7.30% due 04/30/28                                                  10,000             11,101
Nexstar Finance, Inc. 7.00% due 01/15/14                                               25,000             22,500
Paxson Communications Corp. 12.25% due 01/15/09(10)                                    25,000             24,250
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                   19,000             23,047
Time Warner, Inc. 6.63% due 05/15/29                                                   21,000             21,966
Turner Broadcasting, Inc. 8.38% due 07/01/13                                           30,000             35,356
USA Interactive 7.00% due 01/15/13                                                     75,000             79,069
Viacom, Inc. 7.88% due 07/30/30                                                       100,000            116,953
Young Broadcasting, Inc. 10.00% due 03/01/11                                           15,000             14,175

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                            $       100,000    $       101,114

LEISURE & TOURISM -- 0.4%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                   25,000             22,940
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                 16,270             15,693
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                       48,627             40,439
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                        3,925              4,065
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                           3,961              3,937
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                    15,000             15,675
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08               100,000             99,470
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                16,424             15,876
Delta Air Lines, Inc. 8.30% due 12/15/29+(4)(14)                                       10,000              1,800
Delta Air Lines, Inc. 10.00% due 08/15/08+(4)(14)                                      10,000              1,800
GTECH Holdings Corp. 4.50% due 12/01/09                                                70,000             64,488
GTECH Holdings Corp. 4.75% due 10/15/10                                                15,000             13,708
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                        50,000             50,472
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                       10,000              9,886
Harrah's Operating Co., Inc. 5.75% due 10/01/17*                                       10,000              9,788
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                        90,000            100,629
MGM Mirage, Inc. 5.88% due 02/27/14                                                    10,000              9,500
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                      5,000              4,975
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                     70,000             74,738
Worldspan LP 10.04% due 02/15/11*(13)                                                  10,000              8,800
                                                                                                 ---------------
                                                                                                       1,862,968
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.5%

COMPUTER SERVICES -- 0.0%
Activant Solutions, Inc. 9.50% due 04/01/10*(13)                                        5,000              5,100
Sungard Data Systems, Inc. 10.25% due 08/15/15*                                        10,000             10,125
Unisys Corp. 8.00% due 10/15/12                                                         5,000              4,913

TELECOMMUNICATIONS -- 0.5%
American Cellular Corp., Series B 10.00% due 08/01/11                                  20,000             21,800
AT&T Broadband Corp. 8.38% due 03/15/13                                               120,000            141,980
AT&T Corp. 9.05% due 11/15/05                                                          24,000             27,030
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       166,000            188,990
Corning, Inc. 5.90% due 03/15/14                                                       13,000             13,189
Corning, Inc. 6.85% due 03/01/29                                                        8,000              8,074
GTE Corp. 6.94% due 04/15/28                                                           10,000             10,932
ICO North America, Inc. 7.50% due 08/15/09(5)(6)                                        5,000              5,375
LCI International, Inc. 7.25% due 06/15/07                                             55,000             53,625
Motorola, Inc. 6.50% due 09/01/25                                                      32,000             34,865
SBC Communications, Inc. 5.10% due 09/15/14                                            75,000             74,319
Sprint Capital Corp. 6.13% due 11/15/08                                                40,000             41,537
Sprint Capital Corp. 6.88% due 11/15/28                                                55,000             60,757
Sprint Capital Corp. 7.63% due 01/30/11                                                40,000             44,760
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(6)                    10,000                  0
Verizon New York, Inc. 6.88% due 04/01/12                                              10,000             10,698
                                                                                                 ---------------
                                                                                                         758,069
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS -- 0.4%

CHEMICALS -- 0.2%
BCI US Finance Corp. 9.10% due 07/15/10*(13)                                  $        25,000    $        25,250
Cytec Industries, Inc. 5.50% due 10/01/10                                              10,000              9,957
Cytec Industries, Inc. 6.00% due 10/01/15                                              30,000             29,889
Dow Chemical Co. 7.38% due 03/01/23                                                    19,000             22,576
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                      4,000              3,918
ICI North America, Inc. 8.88% due 11/15/06                                             20,000             20,868
Lubrizol Corp. 4.63% due 10/01/09                                                      70,000             68,813
Lubrizol Corp. 5.88% due 12/01/08                                                      10,000             10,264
Lubrizol Corp. 6.50% due 10/01/34                                                      60,000             62,908
Packaging Corp. of America 5.75% due 08/01/13                                          10,000              9,674

FOREST PRODUCTS -- 0.2%
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(6)                            10,000                  0
Georgia Pacific Corp. 8.00% due 01/15/14                                               10,000             10,950
Neenah Paper, Inc. 7.38% due 11/15/14                                                   5,000              4,812
Pliant Corp. 11.13% due 09/01/09                                                       10,000              8,600
Temple-Inland, Inc. 7.88% due 05/01/12                                                 90,000             99,509
Weyerhaeuser Co. 6.75% due 03/15/12                                                    50,000             54,028
Weyerhaeuser Co. 7.38% due 03/15/32                                                   100,000            113,122

METALS & MINERALS -- 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34                                            10,000              9,830
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                          5,000              4,919
Newmont Mining Corp. 8.63% due 05/15/11                                                10,000             11,763

PLASTIC -- 0.0%
Sealed Air Corp. 5.38% due 04/15/08*                                                   75,000             75,367
                                                                                                 ---------------
                                                                                                         657,017
                                                                                                 ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                 120,000            120,379
Southern California Public Power Authority Project, Series B 6.93%
  due 05/15/17                                                                         50,000             58,806
                                                                                                 ---------------
                                                                                                         179,185
                                                                                                 ---------------

REAL ESTATE -- 0.6%

REAL ESTATE COMPANIES -- 0.2%
EOP Operating LP 6.75% due 02/15/12                                                    30,000             32,446
EOP Operating LP 8.38% due 03/15/06                                                    24,000             24,416
ERP Operating LP 5.13% due 03/15/16                                                    25,000             24,626
ERP Operating LP 6.63% due 03/15/12                                                    80,000             86,580
Liberty Property LP 7.25% due 03/15/11                                                 25,000             27,409
Liberty Property LP 8.50% due 08/01/10                                                 70,000             79,823
Regency Centers LP 5.25% due 08/01/15*                                                 35,000             34,692
Susa Partnership LP 6.95% due 07/01/06                                                 40,000             40,665

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                           100,000            111,368
Developers Diversified Realty Corp. 5.00% due 05/03/10                                 80,000             79,524
Health Care Property Investors, Inc. 6.00% due 03/01/15                                60,000             61,760
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                       60,000             67,122

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Regency Centers LP 7.75% due 04/01/09                                         $        30,000    $        32,751
Simon Property Group LP 4.60% due 06/15/10                                             45,000             44,375
Simon Property Group LP 5.10% due 06/15/15                                             40,000             39,208
Spieker Properties LP 7.65% due 12/15/10                                               60,000             67,974
                                                                                                 ---------------
                                                                                                         854,739
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 3.1%

U.S. GOVERNMENT AGENCIES -- 3.1%
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                       256,917            251,762
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19                                        17,170             17,131
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                       164,996            161,722
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                       160,710            157,521
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                        78,610             78,656
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                       111,091            113,049
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                        10,335             10,675
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                         9,121              9,408
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                        18,733             19,575
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                         1,173              1,248
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28                                         7,635              8,116
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                           973              1,048
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(8)                       4,430              4,431
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(8)                     20,000             21,066
Federal National Mtg. Assoc. 4.50% due 02/01/35                                        72,326             69,029
Federal National Mtg. Assoc. 4.56% due 01/01/15                                       245,583            241,476
Federal National Mtg. Assoc. 5.00% due 03/01/18                                       153,521            153,223
Federal National Mtg. Assoc. 5.00% due 06/01/19                                        48,615             48,504
Federal National Mtg. Assoc. 5.00% due 04/01/34                                       743,500            728,863
Federal National Mtg. Assoc. 5.50% due 03/01/18                                        52,723             53,507
Federal National Mtg. Assoc. 5.50% due 07/01/19                                        64,148             65,100
Federal National Mtg. Assoc. 5.50% due 06/01/20                                        98,874            100,346
Federal National Mtg. Assoc. 5.50% due 12/01/33                                       468,188            468,405
Federal National Mtg. Assoc. 5.50% due 06/01/34                                        43,284             43,287
Federal National Mtg. Assoc. 5.93% due 10/01/11                                       281,248            296,022
Federal National Mtg. Assoc. 6.00% due 06/01/17                                        40,097             41,252
Federal National Mtg. Assoc. 6.00% due 06/01/33                                        95,717             97,333
Federal National Mtg. Assoc. 6.00% due 05/01/34                                        63,232             64,303
Federal National Mtg. Assoc. 6.00% due 08/01/34                                        89,007             90,522
Federal National Mtg. Assoc. 6.00% due 10/01/34                                        96,558             98,193
Federal National Mtg. Assoc. 6.00% due 06/01/35                                       199,348            202,725
Federal National Mtg. Assoc. 6.34% due 01/01/08                                        17,054             17,473
Federal National Mtg. Assoc. 6.36% due 07/01/08                                        32,452             33,428
Federal National Mtg. Assoc. 6.43% due 01/01/08                                        18,036             18,511
Federal National Mtg. Assoc. 6.50% due 08/01/17                                        93,031             96,235
Federal National Mtg. Assoc. 6.50% due 09/01/32                                       106,289            109,517
Federal National Mtg. Assoc. 6.50% due 04/01/34                                        51,074             52,572
Federal National Mtg. Assoc. 6.56% due 07/01/11                                       191,645            205,187
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(8)                     300                303
Government National Mtg. Assoc. 6.00% due 11/15/31(3)                                 265,969            272,507
Government National Mtg. Assoc. 7.00% due 08/15/22                                      1,491              1,576
Government National Mtg. Assoc. 7.00% due 03/15/28                                     64,659             68,071
Government National Mtg. Assoc. 7.50% due 01/15/32                                     22,991             24,415
Government National Mtg. Assoc. 8.00% due 01/15/31                                      3,381              3,620

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 8.50% due 11/15/17                            $         2,721    $         2,951
Government National Mtg. Assoc. 9.00% due 11/15/21                                        900                987
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(8)                1,162              1,223
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(8)               15,132             15,945
Tennessee Valley Authority 4.65% due 06/15/35                                          20,000             19,044
                                                                                                 ---------------
                                                                                                       4,661,063
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 5.9%

U.S. TREASURIES -- 5.9%
United States Treasury Bonds 5.38% due 02/15/31                                        85,000             95,226
United States Treasury Bonds 5.50% due 08/15/28                                       400,000            449,438
United States Treasury Bonds 6.25% due 08/15/23(3)                                    800,000            956,594
United States Treasury Bonds 6.38% due 08/15/27                                       200,000            247,844
United States Treasury Bonds 6.63% due 02/15/27                                       120,000            152,334
United States Treasury Bonds 6.88% due 08/15/25                                       140,000            180,480
United States Treasury Bonds 7.13% due 02/15/23                                       290,000            376,275
United States Treasury Bonds 8.75% due 08/15/20                                       100,000            144,730
United States Treasury Bonds 11.25% due 02/15/15                                      400,000            609,891
United States Treasury Inflation Indexed Notes 1.88% due 07/15/13                     585,052            592,913
United States Treasury Inflation Indexed Notes 3.50% due 01/15/11                     673,512            741,784
United States Treasury Notes 2.63% due 05/15/08                                       500,000            480,821
United States Treasury Notes 3.25% due 08/15/07                                       600,000            590,250
United States Treasury Notes 3.25% due 08/15/08                                     1,100,000          1,072,243
United States Treasury Notes 3.38% due 02/15/08                                       600,000            589,172
United States Treasury Notes 3.75% due 05/15/08                                       300,000            296,789
United States Treasury Notes 3.88% due 09/15/10                                        18,000             17,745
United States Treasury Notes 4.00% due 04/15/10                                       800,000            792,718
United States Treasury Notes 5.63% due 05/15/08                                       350,000            362,346
United States Treasury Notes 6.50% due 10/15/06(3)                                    110,000            112,582
                                                                                                 ---------------
                                                                                                       8,862,175
                                                                                                 ---------------

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.7%
AEP Texas North Co., Series B 5.50% due 03/01/13                                       40,000             40,831
AES Corp. 7.75% due 03/01/14                                                           25,000             26,500
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                         15,000             15,146
Arizona Public Service Co. 5.80% due 06/30/14                                          80,000             83,798
Calpine Corp. 4.75% due 11/15/23                                                      100,000             54,500
Calpine Corp. 8.75% due 07/15/13*                                                      25,000             17,688
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                  90,000             91,864
Consolidated Edison, Inc. 3.63% due 08/01/08                                           18,000             17,526
Exelon Generation Co., LLC 5.35% due 01/15/14                                          60,000             60,082
FirstEnergy Corp., Series B 6.45% due 11/15/11                                        119,000            126,707
Florida Power & Light Co. 5.40% due 09/01/35                                           20,000             19,797
Florida Power Corp. 4.50% due 06/01/10                                                  7,000              6,900
FPL Group Capital, Inc. 4.09% due 02/16/07                                             41,000             40,730
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                               8,163              8,880
Mirant Corp. 7.90% due 07/15/09+*(4)(14)                                               20,000             24,350
NSTAR 8.00% due 02/15/10                                                               40,000             44,822
Pepco Holdings, Inc. 5.50% due 08/15/07                                               100,000            101,252
PSE&G Power, LLC 3.75% due 04/01/09                                                    35,000             33,621
PSE&G Power, LLC 6.88% due 04/15/06                                                    40,000             40,478

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
PSI Energy, Inc. 7.85% due 10/15/07                                           $        27,000    $        28,581
Reliant Energy Resources Corp. 7.75% due 02/15/11                                      20,000             22,463
Southern California Edison Co. 6.38% due 01/15/06                                      70,000             70,380
Texas-New Mexico Power Co. 6.25% due 01/15/09                                          30,000             31,057
TXU Corp. 4.80% due 11/15/09                                                           60,000             57,810
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                           18,000             18,111

GAS & PIPELINE UTILITIES -- 0.1%
Energen Corp., Series MTN 7.63% due 12/15/10                                           60,000             65,263
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                   25,000             22,438

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                        18,000             17,983
GTE Northwest, Inc. 5.55% due 10/15/08                                                 10,000             10,149
Verizon New York, Inc., Series B 7.38% due 04/01/32                                    36,000             39,619
                                                                                                 ---------------
                                                                                                       1,239,326
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $27,437,188)                                                                27,616,665
                                                                                                 ---------------

FOREIGN BONDS & NOTES -- 2.3%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                     5,000              5,237

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                              10,000              9,950
                                                                                                 ---------------
                                                                                                          15,187
                                                                                                 ---------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                    90,000            112,275
Diageo Capital PLC 4.38% due 05/03/10                                                  17,000             16,724
Molson Coors Capital Finance 4.85% due 09/22/10*                                       10,000              9,921
                                                                                                 ---------------
                                                                                                         138,920
                                                                                                 ---------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16                                                     50,000             58,442
Nexen, Inc. 5.88% due 03/10/35                                                         10,000              9,802
Petro-Canada 5.95% due 05/15/35                                                        10,000             10,001
PTT Public Co., Ltd. 5.88% due 08/03/35*                                               12,000             11,520
                                                                                                 ---------------
                                                                                                          89,765
                                                                                                 ---------------

FINANCE -- 0.7%

BANKS -- 0.4%
China Development Bank 5.00% due 10/15/15(5)                                           20,000             19,772
HBOS Capital Funding LP 6.85% due 03/23/09                                             25,000             25,720
HBOS PLC 3.50% due 11/30/07*                                                           30,000             29,331
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                            100,000            115,027
NIB Capital Bank NV 5.82% due 12/11/13*(12)                                            20,000             20,642

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------


FINANCE (CONTINUED)

BANKS (CONTINUED)
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                       $       100,000    $       113,749
Resona Bank Ltd. 5.85% due 04/15/16*(12)                                              110,000            108,569
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                    40,000             42,138
Scotland International Finance BV 7.70% due 08/15/10*                                 110,000            123,792

FINANCIAL SERVICES -- 0.2%
Aiful Corp. 4.45% due 02/16/10*                                                       120,000            116,866
Credit National Interfinance BV 7.00% due 11/14/05                                     50,000             50,121
Fosters Financial Corp. 5.88% due 06/15/35*                                            10,000              9,801
Nell AF SARL 8.38% due 08/15/15*                                                       25,000             24,437
UFJ Finance Aruba AEC 6.75% due 07/15/13                                              120,000            131,767

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                    15,000             14,250
VTB Capital SA 6.25% due 07/02/35*                                                    100,000            104,125
XL Capital Finance PLC 6.50% due 01/15/12                                              35,000             36,944
                                                                                                 ---------------
                                                                                                       1,087,051
                                                                                                 ---------------

FOREIGN GOVERNMENT BONDS -- 0.5%

FOREIGN GOVERNMENT -- 0.5%
Federative Republic of Brazil 8.00% due 01/15/18                                       20,000             21,180
Federative Republic of Brazil 10.50% due 07/14/14                                      20,000             24,210
Province of Quebec 7.50% due 09/15/29                                                  24,000             31,794
Republic of Argentina 4.01% due 08/03/12(13)                                          147,000            117,820
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                      50,000             70,825
Republic of Turkey 9.00% due 06/30/11                                                  20,000             23,025
Republic of Turkey 11.88% due 01/15/30                                                 50,000             73,375
Republic of Uruguay 17.75% due 02/04/06(5)                                    UYU   2,500,000             55,556
Republic of Venezuela 8.50% due 10/08/14                                               10,000             11,100
Republic of Venezuela 9.25% due 09/15/27                                               60,000             70,980
Russian Federation 5.00% due 03/31/30*(10)                                             12,000             13,770
Russian Federation 5.00% due 03/31/30(10)                                              85,000             97,665
United Mexican States, Series MTNA 6.75% due 09/27/34                                 111,000            118,215
United Mexican States, Series MTNA 7.50% due 04/08/33                                  14,000             16,240
                                                                                                 ---------------
                                                                                                         745,755
                                                                                                 ---------------

HEALTHCARE -- 0.0%

MEDICAL PRODUCTS -- 0.0%
Elan Finance PLC 7.75% due 11/15/11*                                                   20,000             17,600
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                     85,095             88,295

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                      9,000              9,294

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                          5,000              5,188
Tyco International Group SA 6.38% due 02/15/06                                         50,000             50,334
Tyco International Group SA 6.38% due 10/15/11                                         50,000             53,294
Tyco International Group SA 6.75% due 02/15/11                                         56,000             60,486
                                                                                                 ---------------
                                                                                                         266,891
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(10)                             $        30,000    $        24,525
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.4%

TELECOMMUNICATIONS -- 0.4%
France Telecom SA 8.50% due 03/01/31                                                  100,000            134,015
Telecom Italia Capital SA 4.00% due 01/15/10*                                          15,000             14,403
Telecom Italia Capital SA 5.25% due 10/01/15                                           40,000             39,305
Telecom Italia Capital SA 6.00% due 09/30/34*                                         171,000            167,571
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                            130,000            131,546
Telefonica Europe BV 7.75% due 09/15/10                                                60,000             67,639
TELUS Corp. 7.50% due 06/01/07                                                         27,000             28,195
TELUS Corp. 8.00% due 06/01/11                                                         22,000             25,169
                                                                                                 ---------------
                                                                                                         607,843
                                                                                                 ---------------

MATERIALS -- 0.2%

CHEMICALS -- 0.1%
Yara International ASA 5.25% due 12/15/14*                                             90,000             88,845

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                          15,000             15,263

METALS & MINERALS -- 0.1%
Alcan, Inc. 6.45% due 03/15/11                                                         30,000             32,067
Inco, Ltd. 7.20% due 09/15/32                                                          70,000             81,150
Noranda, Inc. 8.38% due 02/15/11                                                       11,000             12,517
Teck Cominco, Ltd. 6.13% due 10/01/35                                                  20,000             19,612
                                                                                                 ---------------
                                                                                                         249,454
                                                                                                 ---------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                       19,000             20,819
                                                                                                 ---------------

UTILITIES -- 0.1%

TELEPHONE -- 0.1%
British Telecommunications PLC 7.13% due 12/15/05                                       4,000              4,027
Deutsche Telekom International Finance BV 3.88% due 07/22/08                           20,000             19,618
Deutsche Telekom International Finance BV 8.00% due 06/15/10                           70,000             79,361
Deutsche Telekom International Finance BV 8.75% due 06/16/30                           60,000             77,461
                                                                                                 ---------------
                                                                                                         180,467
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $3,323,659)                                                          3,444,277
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $116,822,749)                                            142,693,741
                                                                                                 ---------------

SHORT-TERM INVESTMENT SECURITIES -- 3.7%

CORPORATE SHORT-TERM NOTES -- 2.0%
Bank Negara Malaysia Bills zero coupon due 10/13/05                           MYR     321,000             85,096
Prudential Funding Corp. 3.80% due 10/03/05(3)                                      2,900,000          2,899,388
                                                                                                 ---------------
                                                                                                       2,984,484
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                                     AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES -- 1.7%
Federal Home Loan Bank Disc. Notes 3.18% due 10/03/05                         $     2,500,000    $     2,499,558
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,483,352)                                               5,484,042
                                                                                                 ---------------

REPURCHASE AGREEMENTS -- 2.3%

Agreement with State Street Bank & Trust Co., bearing interest at
  1.75%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $294,043 and collateralized by $220,000 of United States
  Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and
  having an approximate value of $303,738                                             294,000            294,000
State Street Bank & Trust Co. Joint Repurchase Agreement(9)                         2,521,000          2,521,000
UBS Securities, LLC Joint Repurchase Agreement(9)                                     585,000            585,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,400,000)                                                          3,400,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
  (cost $125,706,101)@                                             101.2%                            151,577,783
Liabilities in excess of other assets --                            (1.2)                             (1,729,988)
                                                                   -----                         ---------------
NET ASSETS --                                                      100.0%                        $   149,847,795
                                                                   =====                         ===============

----------
+    Non-income producing security
* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $3,263,208 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Denominated in United States dollars unless otherwise indicated.
(2) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2005.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  Bond in default
(5)  Fair valued security; see Note 2.
(6)  Illiquid security
(7)  Commercial Mortgage-Backed Security
(8)  Collateralized Mortgage Obligation
(9)  See Note 2 for details of Joint Repurchase Agreements
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Consists of more than one class of securities traded together as a unit.
(12) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(14) Company has filed for Chapter 11 bankruptcy protection.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

OPEN FUTURES CONTRACTS

                                                                           VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION      VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE        TRADE DATE        2005         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
  7 Long      U.S. Treasury 2 YR Notes      December 2005  $  1,449,024   $   1,441,234    $       (7,790)
  5 Short     U.S. Treasury 5 YR Notes      December 2005       540,295         534,297             5,998
                                                                                           --------------
                                                                                           $       (1,792)
                                                                                           ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          APPRECIATION
---------------------------------------------------------------------------------
*CHF        100,000      USD          78,089       12/21/05      $            270
*CZK      1,750,000      USD          71,554       12/21/05                   201
*EUR        150,000      USD         182,452       10/04/05                 2,140
*EUR        120,000      USD         144,523       11/01/05                    79
*GBP         10,000      USD          18,028       10/04/05                   392
*GBP         50,000      USD          88,474       11/01/05                   335
 HUF      3,660,000      USD          17,685       12/21/05                   150
*ILS        280,000      USD          61,567       12/21/05                   581
*JPY    207,740,000      USD       1,849,133       10/04/05                18,369
*JPY    142,640,000      USD       1,263,692       11/01/05                 2,875
 KRW     37,000,000      USD          35,628       12/21/05                   153
*NOK        360,000      USD          55,692       12/21/05                   531
*PEN        160,000      USD          48,110       12/21/05                   141
*PHP      6,870,000      USD         123,516       12/22/05                 1,966
*PLN        220,000      USD          67,616       12/21/05                   232
*SKK        575,000      USD          18,470       12/21/05                   642
*TWD      2,300,000      USD          73,039       11/21/05                 3,466
 TWD      1,110,000      USD          33,903       12/21/05                   249
*USD        108,303      EUR          90,000       11/01/05                    29
*USD        147,764      CLP      85,900,000       11/10/05                14,413
*USD        142,570      COP     327,490,000       12/21/05                   335
*USD        160,557      RUB       4,580,000       12/21/05                   470
*USD        132,450      MXN       1,450,000       12/21/05                   711
*USD         38,005      ISK       2,400,000       12/21/05                   777
*USD         94,927      CLP      50,720,000       12/21/05                   788
 USD         39,879      BRL          95,000       12/21/05                 1,864
 USD         23,482      BRL          70,000       02/16/06                 6,691
                                                                 ----------------
                                                                           58,850
                                                                 ================

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          DEPRECIATION
---------------------------------------------------------------------------------
*AUD        100,000      USD          75,557       10/04/05      $           (688)
*CLP     95,500,000      USD         163,824       11/10/05               (16,478)
*CLP     41,120,000      USD          76,615       12/21/05                  (983)
*COP    122,000,000      USD          52,951       12/21/05                  (285)
 INR      1,500,000      USD          33,883       12/21/05                  (175)
*ISK      1,080,000      USD          16,969       12/21/05                  (483)
*MXN      1,170,000      USD         106,936       12/21/05                  (511)
 NZD         60,000      USD          40,839       12/21/05                  (374)
 PHP      2,000,000      USD          35,373       12/21/05                   (15)
*RUB      2,000,000      USD          70,225       12/21/05                   (93)
 SGD         60,000      USD          35,547       12/21/05                   (30)
 THB      2,920,000      USD          70,825       12/21/05                   (34)
*USD      1,885,797      JPY     207,740,000       10/04/05               (55,033)
*USD        181,604      EUR         150,000       10/04/05                (1,293)
*USD         76,537      AUD         100,000       10/04/05                  (291)
*USD         17,652      GBP          10,000       10/04/05                   (15)
*USD      1,261,798      JPY     142,640,000       11/01/05                  (982)
*USD         35,340      GBP          20,000       11/01/05                   (85)
*USD        109,189      TWD       3,410,000       11/21/05                (6,039)
*USD         87,957      SKK       2,750,000       12/21/05                (2,697)
*USD         68,906      PLN         220,000       12/21/05                (1,522)
*USD         72,713      CZK       1,750,000       12/21/05                (1,360)

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          DEPRECIATION
---------------------------------------------------------------------------------
*USD         40,105      CHF          50,000       12/21/05      $         (1,195)
*USD         48,677      PEN         160,000       12/21/05                  (708)
*USD         20,461      NOK         130,000       12/21/05                  (541)
*USD         61,410      ILS         280,000       12/21/05                  (423)
 USD         36,377      TRY          50,000       12/21/05                  (139)
*USD         32,836      ZAR         210,000       12/21/05                   (60)
*USD        121,832      PHP       6,870,000       12/22/05                  (283)
 USD         68,355      ARS         200,000       03/15/06                  (180)
 USD         82,891      CNY         650,000       09/20/06                   (96)
*ZAR        650,000      USD         100,503       12/21/05                  (945)
                                                                 ----------------
                                                                          (94,036)
                                                                 ----------------
Net Unrealized Appreciation (Depreciation)                       $        (35,186)
                                                                 ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
ILS -- Israeli Shekel
INR -- Indian Rupee
ISK -- Iceland Krona
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
MYR -- Malaysian Ringgit
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PEN -- Peruvian Nouveau Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                 14.6%
U.S. Treasuries                                    11.6
Drugs                                               6.3
Insurance                                           5.5
Banks                                               5.2
Health Services                                     4.7
U.S. Government Agencies                            4.5
Computers & Business Equipment                      3.5
Computer Software                                   3.4
Telecommunications                                  3.3
Energy Services                                     2.9
Energy Sources                                      2.9
Internet Content                                    2.7
Apparel & Textiles                                  2.2
Repurchase Agreements                               2.2
Aerospace & Military Technology                     2.1
Broadcasting & Media                                2.0
Electrical Equipment                                2.0
Retail                                              1.9
Leisure & Tourism                                   1.8
Electric Utilities                                  1.7
Medical Products                                    1.7
Electronics                                         1.4
Food, Beverage & Tobacco                            1.2
Automotive                                          1.1
Computer Services                                   1.0
Machinery                                           0.9
Real Estate Investment Trusts                       0.9
Foreign Government                                  0.8
Chemicals                                           0.7
Multi-Industry                                      0.7
Metals & Minerals                                   0.5
Business Services                                   0.4
Real Estate Companies                               0.4
Forest Products                                     0.3
Communication Equipment                             0.2
Entertainment Products                              0.2
Housing & Household Durables                        0.2
Municipal Bonds                                     0.2
Telephone                                           0.2
Education                                           0.1
Gas & Pipeline Utilities                            0.1
Household & Personal Products                       0.1
Internet Software                                   0.1
Plastic                                             0.1
Transportation                                      0.1
                                                  -----
                                                  100.6%
                                                  =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 55.9%                                                             SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.8%

APPAREL & TEXTILES -- 2.2%
Coach, Inc.+                                                                           44,470    $     1,394,579
NIKE, Inc., Class B                                                                    52,025          4,249,402
Quiksilver, Inc.+                                                                      32,900            475,405

AUTOMOTIVE -- 0.8%
Advanced Auto Parts, Inc.+                                                             58,550          2,264,714

RETAIL -- 1.8%
Blue Nile, Inc.+                                                                       12,600            398,664
Gymboree Corp.+                                                                        37,400            510,136
Home Depot, Inc.                                                                        9,300            354,702
J.C. Penney Co., Inc.                                                                  19,710            934,648
Lowe's Cos., Inc.                                                                      26,975          1,737,190
Staples, Inc.                                                                          20,035            427,146
Urban Outfitters, Inc.+                                                                 7,000            205,800
Wal-Mart Stores, Inc.                                                                   6,700            293,594
Walgreen Co.                                                                            4,300            186,835
                                                                                                 ---------------
                                                                                                      13,432,815
                                                                                                 ---------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc.                                                                      8,300            611,793
Coca-Cola Co.                                                                           9,600            414,624
Diageo PLC Sponsored ADR                                                                3,800            220,438
PepsiCo, Inc.                                                                           6,400            362,944

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Procter & Gamble Co.                                                                    6,300            374,598
                                                                                                 ---------------
                                                                                                       1,984,397
                                                                                                 ---------------

ENERGY -- 4.8%

ENERGY SERVICES -- 2.5%
BJ Services Co.                                                                        46,500          1,673,535
Hornbeck Offshore Services, Inc.+                                                      30,800          1,128,204
Southern Co.                                                                            8,900            318,264
Suncor Energy, Inc.                                                                    38,435          2,326,470
Todco, Class A+                                                                        40,700          1,697,597

ENERGY SOURCES -- 2.3%
ChevronTexaco Corp.                                                                    13,600            880,328
ConocoPhillips                                                                          7,300            510,343
Exxon Mobil Corp.                                                                      14,700            934,038
Global Industries, Ltd.+                                                              113,800          1,677,412
Marathon Oil Corp.                                                                      5,500            379,115
Murphy Oil Corp.                                                                       30,540          1,523,030
Transocean, Inc.+                                                                       7,600            465,956
                                                                                                 ---------------
                                                                                                      13,514,292
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 10.2%

BANKS -- 3.5%
Bank of America Corp.                                                                  14,242    $       599,588
Commerce Bancorp, Inc.                                                                 49,255          1,511,636
Franklin Bank Corp.+                                                                   62,100          1,002,915
North Fork Bancorp., Inc.                                                               8,400            214,200
Signature Bank+                                                                        82,600          2,229,374
U.S. Bancorp                                                                           10,400            292,032
Wachovia Corp.                                                                          9,500            452,105
Wells Fargo & Co.                                                                      56,335          3,299,541

FINANCIAL SERVICES -- 2.9%
American Express Co.                                                                   28,300          1,625,552
Capital One Financial Corp.                                                             8,900            707,728
CapitalSource, Inc.+                                                                   20,200            440,360
Citigroup, Inc.                                                                        13,375            608,830
Goldman Sachs Group, Inc.                                                              19,750          2,401,205
International Securities Exchange, Inc.+                                                3,000             70,200
J.P. Morgan Chase & Co.                                                                13,100            444,483
MarketAxess Holdings, Inc.+                                                            58,800            799,680
Merrill Lynch & Co., Inc.                                                              11,300            693,255
SLM Corp.                                                                               7,155            383,794

INSURANCE -- 3.8%
Aetna, Inc.                                                                            78,010          6,719,782
Allstate Corp.                                                                          4,300            237,747
Berkshire Hathaway, Inc., Class B+                                                      1,186          3,238,966
Chubb Corp.                                                                             4,400            394,020
                                                                                                 ---------------
                                                                                                      28,366,993
                                                                                                 ---------------

HEALTHCARE -- 12.3%

DRUGS -- 6.1%
Abbott Laboratories                                                                    10,100            428,240
Amgen, Inc.+                                                                            5,800            462,086
BioMarin Pharmaceutical, Inc.+                                                         21,800            190,314
CV Therapeutics, Inc.+                                                                 10,900            291,575
Cypress Biosciences, Inc.+                                                             51,900            280,779
DUSA Pharmaceuticals, Inc.+                                                             9,000             95,400
Genentech, Inc.+                                                                       64,730          5,450,913
Genzyme Corp.+                                                                          5,300            379,692
Integra LifeSciences Holdings Corp.+                                                   77,000          2,946,020
Invitrogen Corp.+                                                                      16,445          1,237,157
Medicines Co.+                                                                         51,900          1,194,219
Onyx Pharmaceuticals, Inc.+                                                             6,100            152,378
Par Pharmaceutical Cos., Inc.+                                                         21,800            580,316
Pfizer, Inc.                                                                           17,079            426,463
Renovis, Inc.+                                                                         12,300            166,419
Schering-Plough Corp.                                                                  17,100            359,955
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     72,850          2,434,647

HEALTH SERVICES -- 4.5%
Allscripts Heathcare Solutions, Inc.+                                                   8,600            154,972
American Healthways, Inc.+                                                              7,300            309,520
Cerner Corp.+                                                                           6,700            582,431
LifePoint Hospitals, Inc.+                                                              5,500            240,515

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Pediatrix Medical Group, Inc.+                                                          5,300    $       407,146
Sierra Health Services, Inc.+                                                           7,200            495,864
United Surgical Partners International, Inc.+                                          11,350            443,899
UnitedHealth Group, Inc.                                                              166,565          9,360,953
Wellpoint, Inc.+                                                                        7,100            538,322

MEDICAL PRODUCTS -- 1.7%
Advanced Neuromodulation Systems, Inc.+                                                47,400          2,249,604
Animas Corp.+                                                                          15,000            235,500
Cardinal Health, Inc.                                                                   4,500            285,480
ID Biomedical Corp.+                                                                   21,800            655,090
Johnson & Johnson                                                                      10,500            664,440
Medtronic, Inc.                                                                         6,900            369,978
Techne Corp.+                                                                           5,500            313,390
Vnus Medical Technologies+                                                              9,100             94,822
                                                                                                 ---------------
                                                                                                      34,478,499
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 5.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
Alliant Techsystems, Inc.+                                                             28,800          2,149,920
DRS Technologies, Inc.                                                                 15,300            755,208
Goodrich Corp.                                                                          6,500            288,210
Lockheed Martin Corp.                                                                  25,140          1,534,546
United Technologies Corp.                                                              11,400            590,976

BUSINESS SERVICES -- 0.2%
Arbitron, Inc.                                                                          7,300            290,832
Catalina Marketing Corp.                                                                7,300            166,002

ELECTRICAL EQUIPMENT -- 2.0%
Ametek, Inc.                                                                           50,600          2,174,282
Roper Industries, Inc.                                                                 85,400          3,355,366

MACHINERY -- 0.9%
Dover Corp.                                                                            11,300            460,927
IDEX Corp.                                                                             43,600          1,855,180
Matthews International Corp., Class A                                                   7,300            275,867

MULTI-INDUSTRY -- 0.6%
3M Co.                                                                                  3,300            242,088
Danaher Corp.                                                                           5,400            290,682
General Electric Co.                                                                   26,000            875,420
ITT Industries, Inc.                                                                    2,307            262,075
                                                                                                 ---------------
                                                                                                      15,567,581
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 1.9%

BROADCASTING & MEDIA -- 0.7%
News Corp., Class A                                                                    42,000            654,780
Time Warner, Inc.                                                                      26,006            470,969
Valassis Communications, Inc.+                                                         21,800            849,764

LEISURE & TOURISM -- 1.2%
Boyd Gaming Corp.                                                                       5,500            237,160

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Carnival Corp.(11)                                                                      7,200    $       359,856
Continental Airlines, Inc., Class B+                                                   53,400            515,844
Harrah's Entertainment, Inc.                                                            3,300            215,127
Hilton Hotels Corp.                                                                    11,700            261,144
McDonald's Corp.                                                                        4,500            150,705
Royal Caribbean Cruises, Ltd.                                                          27,382          1,182,902
Scientific Games Corp., Class A+                                                       12,300            381,300
Texas Roadhouse, Inc., Class A+                                                        10,800            160,920
                                                                                                 ---------------
                                                                                                       5,440,471
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 14.3%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                         11,500            514,625
Symbol Technologies, Inc.                                                               1,954             18,915

COMPUTER SERVICES -- 1.0%
FactSet Research Systems, Inc.                                                          8,000            281,920
Keane, Inc.+                                                                           51,900            593,217
Symantec Corp.+                                                                        84,500          1,914,770

COMPUTER SOFTWARE -- 3.4%
Adobe Systems, Inc.                                                                     8,000            238,800
Electronic Arts, Inc.+                                                                 76,805          4,369,436
Hyperion Solutions Corp.+                                                              10,700            520,555
Lawson Software, Inc.+                                                                198,200          1,375,508
Microsoft Corp.                                                                        34,620            890,773
Oracle Corp.+                                                                          21,400            265,146
Parametric Technology Corp.+                                                          155,600          1,084,532
Pixar+                                                                                  6,500            289,315
SS&C Technologies, Inc.                                                                 6,600            241,824
Take-Two Interactive Software, Inc.+                                                   12,100            267,289

COMPUTERS & BUSINESS EQUIPMENT -- 3.5%
Apple Computer, Inc.+                                                                 169,560          9,090,111
Dell, Inc.+                                                                             6,800            232,560
EMC Corp.+                                                                             20,100            260,094
International Business Machines Corp.                                                   2,921            234,323

ELECTRONICS -- 1.4%
Applied Materials, Inc.                                                                13,800            234,048
Cypress Semiconductor Corp.+                                                           51,400            773,570
Intel Corp.                                                                            17,640            434,826
L-3 Communications Holdings, Inc.                                                       3,200            253,024
National Semiconductor Corp.                                                           10,700            281,410
PMC-Sierra, Inc.+                                                                      52,700            464,287
Texas Instruments, Inc.                                                                33,720          1,143,108
Vitesse Semiconductor Corp.+                                                           75,100            141,188

INTERNET CONTENT -- 2.7%
eBay, Inc.+                                                                            82,795          3,411,154
Yahoo!, Inc.+                                                                         122,870          4,157,921

INTERNET SOFTWARE -- 0.1%
Openwave Systems, Inc.+                                                                10,900            195,982

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 2.0%
ADTRAN, Inc.                                                                            7,600    $       239,400
Arris Group, Inc.+                                                                     21,900            259,734
BellSouth Corp.                                                                        11,600            305,080
Cisco Systems, Inc.+                                                                   18,000            322,740
Corning, Inc.+                                                                         12,800            247,424
JAMDAT Mobile, Inc.+                                                                      200              4,200
Motorola, Inc.                                                                         15,800            349,022
SafeNet, Inc.+                                                                         60,200          2,185,862
Sprint Corp.                                                                           17,400            413,772
Tekelec+                                                                               50,900          1,066,355
Verizon Communications, Inc.                                                            7,300            238,637
                                                                                                 ---------------
                                                                                                      39,806,457
                                                                                                 ---------------

MATERIALS -- 0.7%

CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours & Co.                                                         9,800            383,866
Huntsman Corp.+                                                                        33,515            655,218

METALS & MINERALS -- 0.3%
Arch Coal, Inc.                                                                         8,800            594,000
RTI International Metals, Inc.+                                                         6,600            259,710
                                                                                                 ---------------
                                                                                                       1,892,794
                                                                                                 ---------------

UTILITIES -- 0.6%

ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                                             54,595            896,996
FPL Group, Inc.                                                                         7,200            342,720
TXU Corp.                                                                               3,000            338,640
                                                                                                 ---------------
                                                                                                       1,578,356
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $123,848,687)                                                               156,062,655
                                                                                                 ---------------

PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(2)                                    2,000             47,700
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06                                           403             19,404
Federal National Mtg. Assoc. 7.00% due 12/31/19(13)                                       432             23,868
                                                                                                 ---------------
                                                                                                          43,272
                                                                                                 ---------------
TOTAL PREFERRED STOCK (cost $93,062)                                                                      90,972
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES -- 6.7%                                                  AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 6.4%

FINANCIAL SERVICES -- 6.4%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 10/19/05*                  $       330,000    $       322,308
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                          550,000            541,540
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(7)                   75,000             77,977
Bank of America Commercial Mtg., Inc., Series 2005-5 AJ 5.33%
  due 09/10/15(7)                                                                      50,000             50,252
Banc of America Mtg. Securities, Inc., Series 2004-J 2A1 4.80%
  due 11/25/34(8)(13)                                                                 237,137            235,564
Banc of America Mtg. Securities, Inc., Series 2005-A 2A2 4.48%
  due 02/25/35(8)(13)                                                                 848,675            834,800
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(7)                                                                     760,000            750,132
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                   485,000            476,482
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11            430,000            419,689
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88%
  due 06/15/10                                                                        485,000            475,693
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                485,000            465,197
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                300,000            292,969
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(7)                                                                      73,111             74,983
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08                       150,000            148,594
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                 485,000            482,471
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 10/31/05(7)(12)                                                                 760,000            749,596
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.65% due 10/25/05(8)(12)                    598,342            597,086
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 10/15/05                 645,000            629,038
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                   450,000            431,526
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                       145,000            141,922
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                       195,000            194,452
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3
  4.18% due 10/01/05(7)                                                               450,000            439,129
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 10/12/05(7)                 210,000            223,143
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA A2 3.93%
  due 10/15/05*(7)(13)                                                                 25,000             24,968
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA B 3.98%
  due 10/15/05*(7)(13)                                                                 25,000             24,968
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(7)           172,326            177,757
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.63%
  due 10/30/05(8)(12)                                                                 340,980            338,328
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50%
  due 10/30/05(8)(12)                                                                 734,277            721,926
Morgan Stanley Capital I, Inc., Series 2005-T19 AJ 4.99%
  due 10/31/05(7)(12)                                                                  50,000             49,493
Morgan Stanley Capital I, Inc., Series 2005-T19 B 5.06% due 10/31/05(7)(12)            25,000             24,686
Morgan Stanley Capital I, Inc., Series 2005-T19 C 5.16% due 10/31/05(7)(12)            25,000             24,622
Morgan Stanley Capital I, Inc., Series 2005-T19 D 5.29% due 10/31/05(7)(12)            25,000             24,737
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(7)                    258,989            268,911
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(7)                  1,010,000            998,718
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
  due 02/15/33(7)                                                                     217,200            233,920
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39%
  due 10/02/05(7)                                                                     100,000            107,519
Mortgage It Trust, Series 2005-4 A1 4.11% due 10/25/35(8)(13)                         705,923            706,276
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              485,000            469,886
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                     210,000            226,142
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                    218,000            223,747
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                   450,000            438,934
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/01/05           200,000            198,273
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                            485,000            471,208
Wachovia Bank Commercial Mtg.Trust, Series 2005-WL5A B 4.00%
  due 01/15/18*(7)(13)                                                                200,000            199,802
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58%
  due 01/25/35(8)(13)                                                                 802,702            789,731
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56%
  due 03/25/35(8)(13)                                                                 663,081            653,930

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/25/35(8)(12)                                                         $       615,614    $       607,143
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                        485,000            475,971
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                        286,000            285,450
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10                185,000            180,651
                                                                                                 ---------------
                                                                                                      18,002,240
                                                                                                 ---------------

REAL ESTATE -- 0.3%

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
IMPAC CMB Trust, Series 2005-4 1A1A 4.10% due 05/25/35(8)(13)                         707,584            707,369
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $18,997,387)                                                      18,709,609
                                                                                                 ---------------

BONDS & NOTES -- 29.5%

CONSUMER DISCRETIONARY -- 0.6%

AUTOMOTIVE -- 0.3%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                    10,000              8,400
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                   130,000            126,952
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10                                    13,000             12,740
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                   350,000            423,746
Dana Corp. 5.85% due 01/15/15                                                          15,000             11,766
Dura Operating Corp., Series B 8.63% due 04/15/12                                      13,000             11,570
Ford Motor Co. 6.38% due 02/01/29                                                      16,000             11,480
Ford Motor Co. 7.45% due 07/16/31                                                     260,000            202,800

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp. 7.50% due 01/15/12                                                        20,000             21,818
Centex Corp. 7.88% due 02/01/11                                                       270,000            297,986
Lennar Corp. 7.63% due 03/01/09                                                       170,000            183,396
Pulte Homes, Inc. 8.13% due 03/01/11                                                  145,000            162,066

RETAIL -- 0.1%
Amer Stores Co. 8.00% due 06/01/26                                                     40,000             37,149
Staples, Inc. 7.38% due 10/01/12                                                      125,000            140,448
Wal-Mart Stores, Inc. 5.25% due 09/01/35                                               36,000             34,838
                                                                                                 ---------------
                                                                                                       1,687,155
                                                                                                 ---------------

CONSUMER STAPLES -- 0.4%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Alliance One International, Inc. 12.75% due 11/15/12                                   50,000             45,750
Altria Group, Inc. 7.00% due 11/04/13                                                 290,000            317,423
Archer Daniels Midland Co. 5.38% due 09/15/35                                          15,000             14,534
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                         26,000             34,228
ConAgra Foods, Inc. 6.00% due 09/15/06                                                 27,000             27,338
ConAgra Foods, Inc. 6.75% due 09/15/11                                                190,000            204,301
ConAgra, Inc. 7.13% due 10/01/26                                                       15,000             16,694
Philip Morris Cos., Inc. 6.38% due 02/01/06                                           100,000            100,549
Tyson Foods, Inc. 8.25% due 10/01/11                                                  210,000            242,480
                                                                                                 ---------------
                                                                                                       1,003,297
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                      $       130,000    $       167,454
                                                                                                 ---------------

ENERGY -- 0.9%

ENERGY SERVICES -- 0.4%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06                              32,000             32,244
Enterprise Products Operating LP 4.95% due 06/01/10                                    30,000             29,485
Enterprise Products Operating LP 5.00% due 03/01/15                                    15,000             14,232
Hanover Compressor Co. 9.00% due 06/01/14                                              15,000             16,669
Hilcorp Energy I LP 10.50% due 09/01/10*                                               30,000             33,000
Keyspan Corp. 4.90% due 05/16/08                                                       70,000             70,292
Motiva Enterprises, LLC 5.20% due 09/15/12*                                           205,000            205,975
PacifiCorp, Series MBIA 6.38% due 05/15/08                                            150,000            156,321
Petroleum Export Peloil 5.27% due 06/15/11*                                           225,000            227,016
Premcor Refining Group, Inc. 6.13% due 05/01/11                                       150,000            156,750
PSE&G Power, LLC 7.75% due 04/15/11                                                    30,000             33,591
Seitel, Inc. 11.75% due 07/15/11                                                       10,000             11,100

ENERGY SOURCES -- 0.5%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                     310,000            391,404
Amerada Hess Corp. 7.88% due 10/01/29                                                 300,000            367,952
ConocoPhillips 7.00% due 03/30/29                                                      51,000             61,401
El Paso Production Holding Co. 7.75% due 06/01/13                                      70,000             73,150
Encore Acquisition Co. 6.00% due 07/15/15*                                              6,000              5,850
Encore Acquisition Co. 6.25% due 04/15/14                                               4,000              3,980
NRG Energy, Inc. 8.00% due 12/15/13                                                     8,000              8,520
Pemex Project Funding Master Trust 6.13% due 08/15/08                                 190,000            195,700
Pemex Project Funding Master Trust 8.63% due 02/01/22                                 250,000            305,625
Sempra Energy 4.62% due 05/17/07                                                       28,000             27,941
                                                                                                 ---------------
                                                                                                       2,428,198
                                                                                                 ---------------

FINANCE -- 6.0%

BANKS -- 1.1%
American Express Centurion Bank 3.93% due 11/16/09(13)                                 22,000             21,882
Bank of America Corp. 7.40% due 01/15/11                                              430,000            480,208
BankBoston Capital Trust IV 4.39% due 06/08/28(13)                                     31,000             30,012
BB&T Corp. 4.75% due 10/01/12                                                         295,000            292,407
Charter One Bank 6.38% due 05/15/12                                                    77,000             83,531
Credit Suisse First Boston 6.50% due 05/01/08*                                         22,000             22,939
First Maryland Capital II 4.54% due 02/01/27(13)                                       28,000             27,374
HSBC Bank USA, Series BKNT 5.63% due 08/15/35                                          15,000             14,775
Huntington National Bank 4.65% due 06/30/09                                           260,000            259,106
Independence Community Bank Corp. 4.90% due 09/23/10                                   15,000             14,873
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                           25,000             26,019
Key Bank NA 7.00% due 02/01/11                                                         13,000             14,290
MBNA America Bank NA 5.38% due 01/15/08                                               420,000            425,896
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               470,000            489,554
National City Bank 3.38% due 10/15/07                                                  37,000             36,370
NationsBank Corp. 7.80% due 09/15/16                                                   29,000             35,302
NCNB Corp. 9.38% due 09/15/09                                                          48,000             55,840
PNC Bank NA 4.88% due 09/21/17                                                         30,000             29,113
Popular North America, Inc. 4.25% due 04/01/08                                         43,000             42,441

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

BANKS (CONTINUED)
Resona Preferred Global Securities Cayman, Ltd. 7.19% due 07/30/15*(12)       $        15,000    $        15,529
U.S. Bancorp 7.50% due 06/01/26                                                       195,000            242,238
US Bank NA 3.90% due 08/15/08                                                           4,000              3,926
Wachovia Corp. 5.50% due 08/01/35                                                      30,000             29,268
Washington Mutual Bank FA 5.50% due 01/15/13                                           33,000             33,702
Washington Mutual Inc. 5.25% due 09/15/17                                              15,000             14,778
Wells Fargo & Co. 3.97% due 09/15/09(13)                                               14,000             14,021
Wells Fargo & Co. 6.38% due 08/01/11                                                  230,000            246,359

FINANCIAL SERVICES -- 3.3%
Associates Corp. NA 6.95% due 11/01/18                                                 15,000             17,512
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                         59,000             58,264
Bae Systems Holdings, Inc. 5.20% due 08/15/15*                                         36,000             35,505
Bae Systems Holdings, Inc. 6.40% due 12/15/11*                                         59,000             62,901
Caterpillar Financial Services Corp. 4.30% due 06/01/10                                30,000             29,551
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                29,000             28,810
Citigroup, Inc. 5.00% due 09/15/14                                                    902,000            897,130
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12                                                                         54,000             57,510
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                           54,000             54,436
ERAC USA Finance Co. 5.60% due 05/01/15*                                              180,000            181,863
ERAC USA Finance Co. 8.00% due 01/15/11*                                              140,000            158,037
Farmers Exchange Capital 7.05% due 07/15/28*                                          470,000            485,269
Ford Motor Credit Co. 5.70% due 01/15/10                                              339,000            307,951
Ford Motor Credit Co. 5.80% due 01/12/09                                               27,000             25,193
Ford Motor Credit Co. 6.38% due 11/05/08                                               33,000             31,720
Ford Motor Credit Co. 7.00% due 10/01/13                                               10,000              9,274
Ford Motor Credit Co. 7.38% due 10/28/09                                              180,000            173,871
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                          35,000             34,299
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                         36,000             36,456
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                        460,000            489,636
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                         49,000             57,635
General Motors Acceptance Corp. 6.07% due 12/01/14(13)                                 20,000             16,815
General Motors Acceptance Corp. 6.88% due 08/28/12                                    160,000            143,193
General Motors Acceptance Corp. 8.00% due 11/01/31                                    100,000             87,317
General Motors Corp. 8.38% due 07/15/33                                               235,000            183,300
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                          250,000            271,015
Household Finance Corp. 4.75% due 07/15/13                                             59,000             57,586
Household Finance Corp. 6.38% due 10/15/11                                            575,000            615,046
ING USA Global Funding Trust 4.50% due 10/01/10                                        30,000             29,592
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                          1,125,000          1,122,171
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                             36,000             35,778
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                            170,000            183,954
John Deere Capital Corp., Series MTND 4.50% due 08/25/08                               67,000             66,739
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                      30,000             32,634
MBNA Corp. 4.63% due 09/15/08                                                          47,000             46,966
Merrill Lynch & Co., Inc. 4.79% due 08/04/10                                           24,000             23,917
Morgan Stanley 4.00% due 01/15/10                                                       2,000              1,936
Morgan Stanley 4.75% due 04/01/14                                                     870,000            839,345
Morgan Stanley 6.75% due 04/15/11                                                     210,000            228,446
NiSource Finance Corp. 5.45% due 09/15/20                                              15,000             14,673
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                     126,665            131,741
PNC Funding Corp. 5.75% due 08/01/06                                                   32,000             32,312
Pricoa Global Funding I 4.63% due 06/25/12*                                            15,000             14,707
Private Export Funding Corp. 6.62% due 10/01/05                                       220,000            220,000
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                            300,000            300,236

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PX Escrow Corp. 9.63% due 02/01/06(10)                                        $        25,000    $        24,406
Residential Capital Corp. 6.38% due 06/30/10*                                          59,000             59,772
Residential Capital Corp. 6.88% due 06/30/15*                                          21,000             21,974
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                 37,000             37,263
SB Treasury Co., LLC 9.40% due 06/30/08*(12)                                          350,000            386,251
SLM Corp., Series MTNA 3.68% due 07/27/09(13)                                          15,000             14,988
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                            30,000             29,787
Transamerica Finance Corp. 6.40% due 09/15/08                                          14,000             14,679
Wachovia Bank NA 4.88% due 02/01/15                                                   790,000            778,994
Xlliac Global Funding 4.80% due 08/10/10*                                              45,000             44,709

INSURANCE -- 1.6%
AAG Holding Co., Inc. 6.88% due 06/01/08                                              130,000            133,162
ACE Capital Trust II 9.70% due 04/01/30                                               290,000            382,408
ACE INA Holdings, Inc. 8.30% due 08/15/06                                             100,000            103,102
Allstate Corp. 7.20% due 12/01/09                                                      33,000             35,909
Allstate Financial Global Funding, LLC 5.25% due 02/01/07*                             15,000             15,093
Allstate Financing II 7.83% due 12/01/45                                               44,000             46,770
American Financial Group, Inc. 7.13% due 04/15/09                                     185,000            197,835
Americo Life, Inc. 7.88% due 05/01/13*                                                 19,000             19,743
Chubb Corp. 6.00% due 11/15/11                                                         21,000             22,183
Equitable Cos., Inc. 7.00% due 04/01/28                                               110,000            128,385
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                     75,000             74,193
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                 180,000            206,126
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                             270,000            314,807
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                40,000             50,473
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                        150,000            146,569
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                         15,000             13,911
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                      220,000            223,679
MetLife, Inc. 5.70% due 06/15/35                                                      390,000            387,692
Metropolitan Life Global Funding 4.63% due 08/19/10*                                   15,000             14,898
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                 33,000             32,507
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                 12,000             12,405
MONY Group, Inc. 7.45% due 12/15/05                                                   135,000            135,749
Ohio Casualty Corp. 7.30% due 06/15/14                                                 28,000             30,179
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                          270,000            259,556
ReliaStar Financial Corp. 8.00% due 10/30/06                                          170,000            174,953
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                       200,000            201,784
Torchmark Corp. 6.25% due 12/15/06                                                    130,000            132,032
Travelers Property Casualty Corp. 6.38% due 03/15/33                                  240,000            249,053
Unitrin, Inc. 4.88% due 11/01/10                                                      195,000            192,199
W.R. Berkley Capital Trust 8.20% due 12/15/45                                         270,000            277,196
W.R. Berkley Corp. 5.60% due 05/15/15                                                  50,000             49,960
Willis Group North America, Inc. 5.63% due 07/15/15                                   100,000             99,357
XL Capital, Ltd. 5.25% due 09/15/14                                                   125,000            120,588
                                                                                                 ---------------
                                                                                                      16,831,274
                                                                                                 ---------------

HEALTHCARE -- 0.4%

DRUGS -- 0.2%
Genentech, Inc. 5.25% due 07/15/35*                                                    70,000             67,445
Merck & Co., Inc. 2.50% due 03/30/07                                                   22,000             21,337
Pfizer, Inc. 2.50% due 03/15/07                                                        37,000             35,979
Wyeth 6.95% due 03/15/11                                                              357,000            392,159

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 0.2%
HCA, Inc. 6.95% due 05/01/12                                                  $        30,000    $        30,859
Humana, Inc. 7.25% due 08/01/06                                                       310,000            315,216
Psychiatric Solutions, Inc. 7.75% due 07/15/15*                                        20,000             20,650
Tenet Healthcare Corp. 7.38% due 02/01/13                                              25,000             23,688
UnitedHealth Group, Inc. 7.50% due 11/15/05(3)                                        260,000            260,808
Universal Hospital Services, Inc. 10.13% due 11/01/11                                  30,000             30,750

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(10)                                            15,000              8,550
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(6)                             15,000                  0
                                                                                                 ---------------
                                                                                                       1,207,441
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                     130,000            137,419
Raytheon Co. 6.75% due 08/15/07                                                        42,000             43,400

BUSINESS SERVICES -- 0.2%
Affinity Group, Inc. 9.00% due 02/15/12                                                10,000             10,000
Hertz Corp. 4.70% due 10/02/06                                                          4,000              3,957
Hertz Corp. 6.90% due 08/15/14                                                         22,000             20,377
Hertz Corp. 7.40% due 03/01/11                                                         54,000             52,327
Hertz Corp. 7.63% due 06/01/12                                                         24,000             23,042
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             400,000            406,848
Monitronics International, Inc. 11.75% due 09/01/10                                    15,000             15,150
Monsanto Co. 5.50% due 08/15/25                                                        70,000             68,183
PHH Corp. 6.00% due 03/01/08                                                           36,000             36,618
Rent-Way, Inc. 11.88% due 06/15/10                                                     20,000             22,000
Service Corp. International 6.75% due 04/01/16                                         15,000             15,075

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% due 02/15/10                                        41,000             44,982

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                  16,000             19,690
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                  11,000             13,952
Dominion Resources, Inc. 5.95% due 06/15/35                                            15,000             14,653
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                              123,630            135,554
Navistar International Corp. 6.25% due 03/01/12                                        15,000             14,250
Norfolk Southern Corp. 5.59% due 05/17/25                                              27,000             26,990
                                                                                                 ---------------
                                                                                                       1,124,467
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 2.1%

BROADCASTING & MEDIA -- 1.3%
AOL Time Warner, Inc. 7.63% due 04/15/31                                              330,000            386,605
Chancellor Media Corp. 8.00% due 11/01/08                                             257,000            276,729
Charter Communications Holdings, LLC 11.13% due 01/15/11                               40,000             30,800
Clear Channel Communications, Inc. 5.00% due 03/15/12                                  90,000             86,040
Clear Channel Communications, Inc. 6.88% due 06/15/18                                  30,000             30,755
Clear Channel Communications, Inc. 7.65% due 09/15/10                                 270,000            293,073
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                  35,000             44,409
Comcast Corp. 5.65% due 06/15/35                                                      200,000            186,952
Cox Communications, Inc. 5.45% due 12/15/14                                           380,000            377,528
Cox Communications, Inc. 7.63% due 06/15/25                                            16,000             18,430

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Cox Communications, Inc. 7.75% due 11/01/10                                   $       286,000    $       316,479
Liberty Media Corp. 7.75% due 07/15/09                                                230,000            241,071
News America Holdings, Inc. 7.60% due 10/11/15                                        120,000            139,409
News America, Inc. 5.30% due 12/15/14                                                 230,000            229,507
News America, Inc. 7.30% due 04/30/28                                                  15,000             16,652
Nexstar Finance, Inc. 7.00% due 01/15/14                                               40,000             36,000
Paxson Communications Corp. 12.25% due 01/15/09(10)                                    45,000             43,650
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                   27,000             32,751
Time Warner, Inc. 6.63% due 05/15/29                                                   35,000             36,610
Turner Broadcasting, Inc. 8.38% due 07/01/13                                          120,000            141,425
USA Interactive 7.00% due 01/15/13                                                    265,000            279,377
Viacom, Inc. 7.88% due 07/30/30                                                       340,000            397,641
Young Broadcasting, Inc. 10.00% due 03/01/11                                           25,000             23,625

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                                    380,000            384,236

LEISURE & TOURISM -- 0.6%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                   40,000             36,705
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                 52,877             51,001
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                       70,730             58,820
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                       19,623             20,324
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                    20,000             20,900
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08               300,000            298,411
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                61,593             59,535
Delta Air Lines, Inc. 8.30% due 12/15/29+(4)(14)                                       15,000              2,700
Delta Air Lines, Inc. 10.00% due 08/15/08+(4)(14)                                      15,000              2,700
GTECH Holdings Corp. 4.50% due 12/01/09                                               245,000            225,708
GTECH Holdings Corp. 4.75% due 10/15/10                                                55,000             50,261
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                       140,000            141,322
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                       65,000             64,257
Harrah's Operating Co., Inc. 5.75% due 10/01/17*                                       15,000             14,682
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                       305,000            341,022
MGM Mirage, Inc. 5.88% due 02/27/14                                                    25,000             23,750
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                     10,000              9,950
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                    220,000            234,892
Worldspan LP 10.04% due 02/15/11*(13)                                                  15,000             13,200
                                                                                                 ---------------
                                                                                                       5,719,894
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.7%

COMPUTER SERVICES -- 0.0%
Activant Solutions, Inc. 9.50% due 04/01/10*(13)                                        5,000              5,100
Sungard Data Systems, Inc. 10.25% due 08/15/15*                                        25,000             25,313
Unisys Corp. 8.00% due 10/15/12                                                        10,000              9,825

TELECOMMUNICATIONS -- 0.7%
American Cellular Corp., Series B 10.00% due 08/01/11                                  30,000             32,700
AT&T Broadband Corp. 8.38% due 03/15/13                                               380,000            449,604
AT&T Corp. 9.05% due 11/15/05                                                          76,000             85,595
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       472,000            537,370
Corning, Inc. 5.90% due 03/15/14                                                       18,000             18,262
Corning, Inc. 6.85% due 03/01/29                                                       17,000             17,157
GTE Corp. 6.94% due 04/15/28                                                           15,000             16,397

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
ICO North America, Inc. 7.50% due 08/15/09(5)(6)                              $         5,000    $         5,375
LCI International, Inc. 7.25% due 06/15/07                                             80,000             78,000
Motorola, Inc. 6.50% due 09/01/25                                                      55,000             59,925
SBC Communications, Inc. 5.10% due 09/15/14                                           270,000            267,547
Sprint Capital Corp. 6.13% due 11/15/08                                               105,000            109,035
Sprint Capital Corp. 6.88% due 11/15/28                                               162,000            178,957
Sprint Capital Corp. 7.63% due 01/30/11                                               150,000            167,851
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(6)                    20,000                  0
Verizon New York, Inc. 6.88% due 04/01/12                                              15,000             16,047
                                                                                                 ---------------
                                                                                                       2,080,060
                                                                                                 ---------------

MATERIALS -- 0.6%

CHEMICALS -- 0.2%
BCI US Finance Corp. 9.10% due 07/15/10*(13)                                           25,000             25,250
Cytec Industries, Inc. 5.50% due 10/01/10                                              15,000             14,936
Cytec Industries, Inc. 6.00% due 10/01/15                                              45,000             44,833
Dow Chemical Co. 7.38% due 03/01/23                                                    31,000             36,835
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                      4,000              3,918
ICI North America, Inc. 8.88% due 11/15/06                                             30,000             31,301
Lubrizol Corp. 4.63% due 10/01/09                                                     225,000            221,185
Lubrizol Corp. 5.88% due 12/01/08                                                      15,000             15,396
Lubrizol Corp. 6.50% due 10/01/34                                                     195,000            204,451
Packaging Corp. of America 5.75% due 08/01/13                                          14,000             13,544

FOREST PRODUCTS -- 0.3%
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(6)                            25,000                  0
Georgia Pacific Corp. 8.00% due 01/15/14                                               15,000             16,425
Neenah Paper, Inc. 7.38% due 11/15/14                                                  10,000              9,625
Pliant Corp. 11.13% due 09/01/09                                                       19,000             16,340
Temple-Inland, Inc. 7.88% due 05/01/12                                                280,000            309,584
Weyerhaeuser Co. 6.75% due 03/15/12                                                   180,000            194,500
Weyerhaeuser Co. 7.38% due 03/15/32                                                   330,000            373,302

METALS & MINERALS -- 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34                                            15,000             14,745
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                         10,000              9,837
Newmont Mining Corp. 8.63% due 05/15/11                                                15,000             17,644

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                  195,000            195,955
Sealed Air Corp. 5.63% due 07/15/13*                                                   30,000             30,082
                                                                                                 ---------------
                                                                                                       1,799,688
                                                                                                 ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                 225,000            225,711
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30%
  due 07/01/08                                                                        100,000            104,411
Southern California Public Power Authority Project, Series B 6.93%
  due 05/15/17                                                                        100,000            117,612
                                                                                                 ---------------
                                                                                                         447,734
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 1.0%

REAL ESTATE COMPANIES -- 0.4%
EOP Operating LP 6.75% due 02/15/12                                           $        90,000    $        97,338
EOP Operating LP 8.38% due 03/15/06                                                    38,000             38,658
ERP Operating LP 5.13% due 03/15/16                                                   100,000             98,504
ERP Operating LP 6.63% due 03/15/12                                                   260,000            281,384
Liberty Property LP 7.25% due 03/15/11                                                145,000            158,972
Liberty Property LP 8.50% due 08/01/10                                                135,000            153,945
Regency Centers LP 5.25% due 08/01/15*                                                130,000            128,855
Susa Partnership LP 6.95% due 07/01/06                                                 70,000             71,165

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                           310,000            345,241
Developers Diversified Realty Corp. 5.00% due 05/03/10                                285,000            283,303
Health Care Property Investors, Inc. 6.00% due 03/01/15                               180,000            185,279
Health Care Property Investors, Inc. 6.45% due 06/25/12                                90,000             95,020
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                      195,000            218,148
Regency Centers LP 7.75% due 04/01/09                                                  80,000             87,337
Simon Property Group LP 4.60% due 06/15/10                                            150,000            147,918
Simon Property Group LP 5.10% due 06/15/15                                            145,000            142,127
Spieker Properties LP 7.65% due 12/15/10                                              210,000            237,910
                                                                                                 ---------------
                                                                                                       2,771,104
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 3.3%

U.S. GOVERNMENT AGENCIES -- 3.3%
Federal Home Loan Mtg. Corp. 3.63% due 02/15/07                                       115,000            113,762
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                        54,000             53,116
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                       105,000            104,833
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                       375,494            367,960
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                       396,463            388,596
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                        36,531             35,806
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                       149,808            146,653
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                       117,915            117,984
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                       396,879            397,077
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                       159,779            162,595
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                        20,670             21,349
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                        18,242             18,818
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                        37,000             40,843
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                        37,466             39,149
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                         1,173              1,248
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25                                         3,027              3,219
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                         1,808              1,947
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(8)                       5,964              5,965
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(8)                     40,000             42,133
Federal National Mtg. Assoc. 3.38% due 05/15/07                                        60,000             59,054
Federal National Mtg. Assoc. 3.88% due 02/01/08                                       105,000            103,424
Federal National Mtg. Assoc. 4.25% due 08/15/10                                        19,000             18,757
Federal National Mtg. Assoc. 4.50% due 02/01/20                                       189,101            185,194
Federal National Mtg. Assoc. 4.50% due 02/01/35                                       144,688            138,093
Federal National Mtg. Assoc. 4.56% due 01/01/15                                       736,749            724,429
Federal National Mtg. Assoc. 5.00% due 03/01/18                                       237,255            236,794
Federal National Mtg. Assoc. 5.00% due 06/01/19                                        89,127             88,924
Federal National Mtg. Assoc. 5.00% due 03/01/20                                        92,836             92,625
Federal National Mtg. Assoc. 5.00% due 03/01/34                                       342,397            335,656

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.25% due 08/01/12                               $        35,000    $        35,957
Federal National Mtg. Assoc. 5.50% due 03/01/18                                        87,871             89,178
Federal National Mtg. Assoc. 5.50% due 07/01/19                                       113,204            114,884
Federal National Mtg. Assoc. 5.50% due 06/01/20                                        98,874            100,346
Federal National Mtg. Assoc. 5.50% due 12/01/33                                       668,840            669,150
Federal National Mtg. Assoc. 5.50% due 06/01/34                                        77,911             77,917
Federal National Mtg. Assoc. 5.93% due 10/01/11                                       583,658            613,748
Federal National Mtg. Assoc. 5.94% due 11/01/11                                       643,636            677,639
Federal National Mtg. Assoc. 6.00% due 06/01/17                                        57,282             58,932
Federal National Mtg. Assoc. 6.00% due 12/01/33                                       150,413            152,951
Federal National Mtg. Assoc. 6.00% due 05/01/34                                       110,656            112,530
Federal National Mtg. Assoc. 6.00% due 08/01/34                                       124,609            126,731
Federal National Mtg. Assoc. 6.00% due 10/01/34                                        96,558             98,193
Federal National Mtg. Assoc. 6.00% due 06/01/35                                       249,185            253,406
Federal National Mtg. Assoc. 6.06% due 09/01/11                                       220,521            232,892
Federal National Mtg. Assoc. 6.27% due 11/01/07                                        49,693             50,776
Federal National Mtg. Assoc. 6.34% due 01/01/08                                        17,054             17,473
Federal National Mtg. Assoc. 6.36% due 07/01/08                                       105,467            108,642
Federal National Mtg. Assoc. 6.43% due 01/01/08                                        18,036             18,511
Federal National Mtg. Assoc. 6.50% due 08/01/16                                       454,694            470,330
Federal National Mtg. Assoc. 6.50% due 09/01/32                                       159,434            164,275
Federal National Mtg. Assoc. 6.50% due 04/01/34                                        91,933             94,629
Federal National Mtg. Assoc. 6.59% due 08/01/11                                       287,760            309,044
Federal National Mtg. Assoc. 6.80% due 01/01/07                                       111,988            113,673
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(8)                   1,200              1,211
Government National Mtg. Assoc. 6.00% due 11/15/28                                    246,387            252,731
Government National Mtg. Assoc. 7.00% due 07/15/23                                        698                738
Government National Mtg. Assoc. 7.00% due 09/15/28                                     40,920             43,079
Government National Mtg. Assoc. 7.00% due 08/15/31                                     29,516             31,043
Government National Mtg. Assoc. 7.00% due 10/15/31                                     11,597             12,197
Government National Mtg. Assoc. 7.50% due 01/15/32                                     30,654             32,553
Government National Mtg. Assoc. 8.00% due 02/15/31                                      3,408              3,649
Government National Mtg. Assoc. 8.50% due 11/15/17                                      4,989              5,410
Government National Mtg. Assoc. 9.00% due 11/15/21                                      1,332              1,460
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(8)                7,156              7,534
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(8)               46,328             48,813
Tennessee Valley Authority 4.65% due 06/15/35                                          34,000             32,374
                                                                                                 ---------------
                                                                                                       9,280,602
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 11.6%

U.S. TREASURIES -- 11.6%
United States Treasury Bonds 5.38% due 02/15/31                                       219,000            245,348
United States Treasury Bonds 5.50% due 08/15/28                                     1,200,000          1,348,313
United States Treasury Bonds 6.25% due 08/15/23(3)                                  1,649,000          1,971,779
United States Treasury Bonds 6.38% due 08/15/27                                     1,100,000          1,363,141
United States Treasury Bonds 6.63% due 02/15/27                                       400,000            507,781
United States Treasury Bonds 6.88% due 08/15/25                                       465,000            599,451
United States Treasury Bonds 7.13% due 02/15/23                                     1,500,000          1,946,250
United States Treasury Bonds 7.50% due 11/15/24                                       250,000            340,488
United States Treasury Bonds 11.25% due 02/15/15                                    1,700,000          2,592,036
United States Treasury Inflation Indexed Notes 1.88% due 07/15/13                   2,100,867          2,129,098
United States Treasury Inflation Indexed Notes 3.50% due 01/15/11                   2,301,166          2,534,428
United States Treasury Notes 2.25% due 02/15/07                                         2,000              1,949

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Notes 2.50% due 10/31/06                               $         9,000    $         8,846
United States Treasury Notes 2.63% due 05/15/08                                     1,215,000          1,168,394
United States Treasury Notes 2.75% due 06/30/06                                       708,000            700,405
United States Treasury Notes 3.25% due 08/15/07                                     3,000,000          2,951,250
United States Treasury Notes 3.25% due 08/15/08                                     4,400,000          4,288,970
United States Treasury Notes 3.38% due 02/15/08                                     2,000,000          1,963,906
United States Treasury Notes 3.63% due 04/30/07                                       500,000            495,781
United States Treasury Notes 3.63% due 01/15/10                                        28,000             27,354
United States Treasury Notes 3.88% due 05/15/10                                       136,000            134,007
United States Treasury Notes 4.00% due 04/15/10                                     2,000,000          1,981,796
United States Treasury Notes 4.25% due 08/15/14                                        63,000             62,606
United States Treasury Notes 4.25% due 08/15/15                                        43,000             42,731
United States Treasury Notes 4.63% due 05/15/06                                        45,000             45,157
United States Treasury Notes 4.88% due 02/15/12                                        10,000             10,337
United States Treasury Notes 5.00% due 08/15/11                                         8,000              8,313
United States Treasury Notes 5.63% due 05/15/08                                     2,550,000          2,639,947
United States Treasury Notes 6.50% due 10/15/06(3)                                    200,000            204,695
                                                                                                 ---------------
                                                                                                      32,314,557
                                                                                                 ---------------

UTILITIES -- 1.2%

ELECTRIC UTILITIES -- 1.1%
AEP Texas North Co., Series B 5.50% due 03/01/13                                      110,000            112,286
AES Corp. 7.75% due 03/01/14                                                           40,000             42,400
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                         52,000             52,505
Arizona Public Service Co. 5.80% due 06/30/14                                         260,000            272,342
Calpine Corp. 4.75% due 11/15/23                                                      200,000            109,000
Calpine Corp. 8.75% due 07/15/13*                                                      25,000             17,688
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                 280,000            285,799
Consolidated Edison, Inc. 3.63% due 08/01/08                                           30,000             29,210
Exelon Generation Co., LLC 5.35% due 01/15/14                                         200,000            200,274
FirstEnergy Corp., Series B 6.45% due 11/15/11                                        386,000            410,999
Florida Power & Light Co. 5.40% due 09/01/35                                           30,000             29,695
Florida Power Corp. 4.50% due 06/01/10                                                 13,000             12,815
FPL Group Capital, Inc. 4.09% due 02/16/07                                             64,000             63,579
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                              11,930             12,979
Mirant Corp. 7.90% due 07/15/09+*(4)(14)                                               25,000             30,438
NSTAR 8.00% due 02/15/10                                                              130,000            145,673
Pepco Holdings, Inc. 5.50% due 08/15/07                                               260,000            263,256
PSE&G Power, LLC 3.75% due 04/01/09                                                   110,000            105,668
PSE&G Power, LLC 6.88% due 04/15/06                                                   140,000            141,672
PSI Energy, Inc. 7.85% due 10/15/07                                                    44,000             46,576
Reliant Energy Resources Corp. 7.75% due 02/15/11                                      30,000             33,694
Reliant Energy, Inc. 9.50% due 07/15/13                                                25,000             27,625
Southern California Edison Co. 6.38% due 01/15/06                                     230,000            231,249
Texas-New Mexico Power Co. 6.25% due 01/15/09                                         100,000            103,522
TXU Corp. 4.80% due 11/15/09                                                          200,000            192,701
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                           24,000             24,147

GAS & PIPELINE UTILITIES -- 0.1%
Energen Corp., Series MTN 7.63% due 12/15/10                                          200,000            217,544
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                   25,000             22,437

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                               $        28,000    $        27,974
GTE Northwest, Inc. 5.55% due 10/15/08                                                 15,000             15,223
Verizon New York, Inc., Series B 7.38% due 04/01/32                                    57,000             62,731
                                                                                                 ---------------
                                                                                                       3,343,701
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $81,728,288)                                                                82,206,626
                                                                                                 ---------------

FOREIGN BONDS & NOTES -- 3.6%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                    15,000             15,712

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                              20,000             19,900
                                                                                                 ---------------
                                                                                                          35,612
                                                                                                 ---------------

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                    110,000            130,625
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                   210,000            261,975
Diageo Capital PLC 4.38% due 05/03/10                                                  28,000             27,545
Molson Coors Capital Finance 4.85% due 09/22/10*                                       15,000             14,882
                                                                                                 ---------------
                                                                                                         435,027
                                                                                                 ---------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16                                                    140,000            163,639
Nexen, Inc. 5.88% due 03/10/35                                                         17,000             16,663
Petro-Canada 5.95% due 05/15/35                                                        16,000             16,001
PTT Public Co., Ltd. 5.88% due 08/03/35*                                               20,000             19,201
                                                                                                 ---------------
                                                                                                         215,504
                                                                                                 ---------------

FINANCE -- 1.2%

BANKS -- 0.6%
China Development Bank 5.00% due 10/15/15(5)                                           30,000             29,658
HBOS Capital Funding LP 6.85% due 03/23/09                                             38,000             39,094
HBOS PLC 3.50% due 11/30/07*                                                           47,000             45,953
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                            300,000            345,081
NIB Capital Bank NV 5.82% due 12/01/13*(12)                                            30,000             30,964
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                               330,000            375,370
Resona Bank Ltd. 5.85% due 04/15/14*(12)                                              380,000            375,055
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                   120,000            126,414
Scotland International Finance BV 7.70% due 08/15/10*                                 300,000            337,615

FINANCIAL SERVICES -- 0.5%
Aiful Corp. 4.45% due 02/16/10*                                                       400,000            389,554
Aiful Corp. 5.00% due 08/10/10*                                                       100,000             99,340
Credit National Interfinance BV 7.00% due 11/14/05                                    140,000            140,339
Fosters Financial Corp. 5.88% due 06/15/35*                                            15,000             14,701
Nell AF SARL 8.38% due 08/15/15*                                                       25,000             24,438
UFJ Finance Aruba AEC 6.75% due 07/15/13                                              525,000            576,479

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                           $        25,000    $        23,750
VTB Capital SA 6.25% due 07/02/35*                                                    200,000            208,250
XL Capital Finance PLC 6.50% due 01/15/12                                             120,000            126,665
                                                                                                 ---------------
                                                                                                       3,308,720
                                                                                                 ---------------

FOREIGN GOVERNMENT BONDS -- 0.8%

FOREIGN GOVERNMENT -- 0.8%
Federative Republic of Brazil 8.00% due 01/15/18                                       20,000             21,180
Federative Republic of Brazil 10.50% due 07/14/14                                      30,000             36,315
Federative Republic of Brazil 12.50% due 01/05/16(5)                                  710,000            306,896
Province of Quebec 7.50% due 09/15/29                                                  34,000             45,041
Republic of Argentina 4.01% due 08/03/12(13)                                          435,000            348,652
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                     175,000            247,813
Republic of Turkey 9.00% due 06/30/11                                                  30,000             34,538
Republic of Turkey 11.88% due 01/15/30                                                100,000            146,750
Republic of Uruguay 17.75% due 02/04/06(5)                                    UYU   7,700,000            171,111
Republic of Venezuela 8.50% due 10/08/14                                               15,000             16,650
Republic of Venezuela 9.25% due 09/15/27                                              120,000            141,960
Russian Federation 1.00% due 03/31/30*(10)                                             18,000             20,655
Russian Federation 5.00% due 03/31/30(10)                                             130,000            149,370
United Mexican States, Series A 6.63% due 03/03/15                                     25,000             27,163
United Mexican States, Series MTNA 6.75% due 09/27/34                                 346,000            368,490
United Mexican States, Series MTNA 7.50% due 04/08/33                                  21,000             24,360
                                                                                                 ---------------
                                                                                                       2,106,944
                                                                                                 ---------------

HEALTHCARE -- 0.0%

MEDICAL PRODUCTS -- 0.0%
Elan Finance PLC 7.75% due 11/15/11*                                                   35,000             30,800
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                    228,899            237,507

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                     13,000             13,424

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                         15,000             15,564
Tyco International Group SA 6.38% due 02/15/06                                        170,000            171,135
Tyco International Group SA 6.38% due 10/15/11                                        135,000            143,894
Tyco International Group SA 6.75% due 02/15/11                                         88,000             95,050
                                                                                                 ---------------
                                                                                                         676,574
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(10)                                      60,000             49,050
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.6%

TELECOMMUNICATIONS -- 0.6%
France Telecom SA 8.50% due 03/01/31                                                  300,000            402,047
Telecom Italia Capital SA 4.00% due 01/15/10*                                          25,000             24,005

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Telecom Italia Capital SA 5.25% due 10/01/15                                  $       150,000    $       147,394
Telecom Italia Capital SA 6.00% due 09/30/34*                                         525,000            514,471
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                            350,000            354,162
Telefonica Europe BV 7.75% due 09/15/10                                               200,000            225,463
TELUS Corp. 7.50% due 06/01/07                                                         44,000             45,947
TELUS Corp. 8.00% due 06/01/11                                                         33,000             37,753
                                                                                                 ---------------
                                                                                                       1,751,242
                                                                                                 ---------------

MATERIALS -- 0.3%

CHEMICALS -- 0.1%
Yara International ASA 5.25% due 12/15/14*                                            300,000            296,149

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                          15,000             15,263

METALS & MINERALS -- 0.2%
Alcan, Inc. 6.45% due 03/15/11                                                        100,000            106,891
Inco, Ltd. 7.20% due 09/15/32                                                         240,000            278,227
Noranda, Inc. 8.38% due 02/15/11                                                       16,000             18,206
Teck Cominco, Ltd. 6.13% due 10/01/35                                                  30,000             29,419
                                                                                                 ---------------
                                                                                                         744,155
                                                                                                 ---------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                       30,000             32,872
                                                                                                 ---------------

UTILITIES -- 0.2%

TELEPHONE -- 0.2%
British Telecommunications PLC 7.88% due 12/15/05                                       4,000              4,027
Deutsche Telekom International Finance BV 3.88% due 07/22/08                           70,000             68,663
Deutsche Telekom International Finance BV 8.50% due 06/24/10                          200,000            226,745
Deutsche Telekom International Finance BV 8.75% due 06/16/30                          220,000            284,024
                                                                                                 ---------------
                                                                                                         583,459
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $9,652,920)                                                          9,969,959
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $234,320,344)                                            267,039,821
                                                                                                 ---------------

SHORT-TERM INVESTMENT SECURITIES -- 2.7%

CORPORATE SHORT-TERM NOTES -- 1.5%
Bank Negara Malaysia Bills zero coupon due 10/13/05                           MYR   1,065,000            282,327
Prudential Funding Corp. 3.80% due 10/03/05                                         3,900,000          3,899,177
                                                                                                 ---------------
                                                                                                       4,181,504
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 1.2%
Federal Home Loan Bank Disc. Notes 3.18% due 10/03/05(3)                            3,400,000          3,399,399
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,578,614)                                               7,580,903
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 2.2%                                                    AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
  1.75%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $493,072 and collateralized by $365,000 of United States
  Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and
  having an approximate value of $503,928                                     $       493,000    $       493,000
State Street Bank & Trust Co. Joint Repurchase Agreement(9)                         4,199,000          4,199,000
UBS Securities, LLC Joint Repurchase Agreement(9)                                   1,600,000          1,600,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $6,292,000)                                                          6,292,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
   (cost $248,190,958)@                                            100.6%                            280,912,724
Liabilities in excess of other assets --                            (0.6)                             (1,787,873)
                                                                   -----                         ---------------
NET ASSETS --                                                      100.0%                        $   279,124,851
                                                                   =====                         ===============

----------
+    Non-income producing security
* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $9,781,993 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Denominated in United States dollars unless otherwise indicated.
(2) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2005.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  Bond in default
(5)  Fair valued security; see Note 2.
(6)  Illiquid security
(7)  Commercial Mortgage-Backed Security
(8)  Collateralized Mortgage Obligation
(9)  See Note 2 for details of Joint Repurchase Agreements
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Consists of more than one class of securities traded together as a unit.
(12) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(14) Company has filed for Chapter 11 bankruptcy protection.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                  EXPIRATION         VALUE AT      SEPTEMBER 30,    APPRECIATION
CONTRACTS     DESCRIPTION                     DATE           TRADE DATE         2005        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 15 Long      U.S. Treasury 2 YR Note     December 2005     $  3,105,053    $   3,088,359   $      (16,694)
 12 Short     U.S. Treasury 5 YR Note     December 2005        1,297,270        1,282,312           14,958
                                                                                            --------------
                                                                                            $       (1,736)
                                                                                            ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          APPRECIATION
---------------------------------------------------------------------------------
*CHF        310,000      USD         242,032       12/21/05      $            793
*CZK      5,870,000      USD         240,013       12/21/05                   673
*EUR        500,000      USD         608,174       10/04/05                 7,135
*EUR        400,000      USD         481,742       11/01/05                   264
*GBP         20,000      USD          36,057       10/04/05                   783
*GBP        170,000      USD         300,952       11/01/05                 1,280
 HUF     12,330,000      USD          59,580       12/21/05                   506
*ILS      1,110,000      USD         244,241       12/21/05                 2,473
*JPY    696,730,000      USD       6,201,897       10/04/05                61,778
*JPY    477,730,000      USD       4,232,351       11/01/05                 9,623
 KRW    124,000,000      USD         119,403       12/21/05                   513
*NOK      1,200,000      USD         185,581       12/21/05                 1,712
*PEN        590,000      USD         177,288       12/21/05                   403
*PHP     22,460,000      USD         403,804       12/22/05                 6,424
*PLN        615,000      USD         189,018       12/21/05                   648
*SKK      1,820,000      USD          58,461       12/21/05                 2,034
*TWD      7,500,000      USD         238,180       11/21/05                11,311
 TWD      3,720,000      USD         113,622       12/21/05                   836
*USD        361,012      EUR         300,000       11/01/05                    97
*USD        482,863      CLP     280,700,000       11/10/05                47,090
*USD        478,880      COP   1,100,010,000       12/21/05                 1,128
*USD        539,183      RUB      15,380,000       12/21/05                 1,558
*USD        446,675      MXN       4,890,000       12/21/05                 2,401
*USD        120,348      ISK       7,600,000       12/21/05                 2,461
*USD        313,775      CLP     167,640,000       12/21/05                 2,580
 USD        134,641      BRL         320,000       12/21/05                 5,967
 USD         77,155      BRL         230,000       02/16/06                21,983
                                                                 ----------------
                                                                          194,454
                                                                 ----------------

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          DEPRECIATION
---------------------------------------------------------------------------------
*AUD        310,000      USD         233,976       10/04/05      $         (2,383)
*CLP    313,000,000      USD         537,082       11/10/05               (53,852)
*CLP    135,340,000      USD         252,168       12/21/05                (3,234)
*COP    409,000,000      USD         177,517       12/21/05                  (957)
 INR      5,200,000      USD         117,461       12/21/05                  (608)
*ISK      3,660,000      USD          57,507       12/21/05                (1,636)
*MXN      3,950,000      USD         361,001       12/21/05                (1,749)
 NZD        180,000      USD         122,516       12/21/05                (1,123)
*PHP      6,600,000      USD         116,732       12/21/05                   (51)
*RUB      6,800,000      USD         238,765       12/21/05                  (315)
 SGD        200,000      USD         118,490       12/21/05                  (100)
 THB      9,780,000      USD         237,214       12/21/05                  (113)
*USD      6,324,551      JPY     696,730,000       10/04/05              (184,432)
*USD        605,348      EUR         500,000       10/04/05                (4,309)
*USD        237,211      AUD         310,000       10/04/05                  (851)
*USD         35,304      GBP          20,000       10/04/05                   (31)
*USD      4,226,016      JPY     477,730,000       11/01/05                (3,288)
*USD        123,691      GBP          70,000       11/01/05                  (296)
*USD        359,333      TWD      11,220,000       11/21/05               (19,937)
*USD        293,920      SKK       9,190,000       12/21/05                (8,996)
*USD        243,886      CZK       5,870,000       12/21/05                (4,546)
*USD        192,197      PLN         615,000       12/21/05                (3,827)

      CONTRACT                   IN                DELIVERY      GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR             DATE          DEPRECIATION
---------------------------------------------------------------------------------
*USD        120,314      CHF         150,000       12/21/05      $         (3,585)
*USD        179,495      PEN         590,000       12/21/05                (2,610)
*USD         66,104      NOK         420,000       12/21/05                (1,749)
*USD        242,349      ILS       1,105,000       12/21/05                (1,670)
 USD        116,406      TRY         160,000       12/21/05                  (444)
*USD        121,961      ZAR         780,000       12/21/05                  (222)
 USD        398,499      PHP      22,460,000       12/22/05                (1,118)
 USD        222,346      ARS         650,000       03/15/06                  (776)
 USD        276,729      CNY       2,170,000       09/20/06                  (319)
*ZAR      2,300,000      USD         355,640       12/21/05                (3,331)
                                                                 ----------------
                                                                         (312,458)
                                                                 ----------------
Net Unrealized Appreciation (Depreciation)                       $       (118,005)
                                                                 ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
ILS -- Israeli Shekel
INR -- Indian Rupee
ISK -- Iceland Krona
JPY -- Japanese Yen
KRW -- South Korean Won
MYR -- Malaysian Ringgit
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PEN -- Peruvian Nouveau Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             19.8%
U.S. Treasuries                                17.4
U.S. Government Agencies                        8.0
Insurance                                       5.5
Banks                                           4.6
Drugs                                           3.4
Telecommunications                              3.1
Health Services                                 2.8
Broadcasting & Media                            2.7
Energy Sources                                  2.6
Computers & Business Equipment                  2.5
Electric Utilities                              2.4
Repurchase Agreements                           1.9
Computer Software                               1.7
Internet Content                                1.7
Energy Services                                 1.6
Food, Beverage & Tobacco                        1.6
Apparel & Textiles                              1.5
Leisure & Tourism                               1.5
Foreign Government                              1.4
Retail                                          1.4
Real Estate Investment Trusts                   1.3
Aerospace & Military Technology                 1.0
Automotive                                      1.0
Multi-Industry                                  1.0
Chemicals                                       0.9
Electronics                                     0.8
Real Estate Companies                           0.6
Business Services                               0.5
Forest Products                                 0.5
Medical Products                                0.5
Housing & Household Durables                    0.4
Metals & Minerals                               0.4
Telephone                                       0.4
Machinery                                       0.3
Communication Equipment                         0.2
Computer Services                               0.2
Entertainment Products                          0.2
Municipal Bonds                                 0.2
Transportation                                  0.2
Education                                       0.1
Electrical Equipment                            0.1
Gas & Pipeline Utilities                        0.1
Household & Personal Products                   0.1
Plastic                                         0.1
                                              -----
                                              100.2%
                                              =====

CREDIT QUALITY+#

Government - Treasury                          26.6%
Government - Agency                            11.0
AAA                                            15.7
AA                                              1.2
A                                              15.2
BBB                                            22.4
BB                                              3.0
B                                               1.6
CCC                                             0.6
Not rated@                                      2.7
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)



                                                                                                      VALUE
COMMON STOCK -- 30.8%                                                             SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 3.3%

APPAREL & TEXTILES -- 1.5%
Coach, Inc.+                                                                           29,835    $       935,625
NIKE, Inc., Class B                                                                    33,460          2,733,013

AUTOMOTIVE -- 0.5%
Advanced Auto Parts, Inc.+                                                             32,947          1,274,390

RETAIL -- 1.3%
Home Depot, Inc.                                                                        9,300            354,702
J.C. Penney Co., Inc.                                                                  11,005            521,857
Lowe's Cos., Inc.                                                                      20,065          1,292,186
Staples, Inc.                                                                          11,190            238,571
Urban Outfitters, Inc.+                                                                 7,000            205,800
Wal-Mart Stores, Inc.                                                                   6,500            284,830
Walgreen Co.                                                                            4,100            178,145
                                                                                                 ---------------
                                                                                                       8,019,119
                                                                                                 ---------------

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.7%
Altria Group, Inc.                                                                      8,100            597,051
Coca-Cola Co.                                                                           9,300            401,667
Diageo PLC Sponsored ADR                                                                3,700            214,637
PepsiCo, Inc.                                                                           6,200            351,602

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Procter & Gamble Co.                                                                    6,100            362,706
                                                                                                 ---------------
                                                                                                       1,927,663
                                                                                                 ---------------

ENERGY -- 2.6%

ENERGY SERVICES -- 1.0%
BJ Services Co.                                                                        23,905            860,341
Southern Co.                                                                            8,600            307,536
Suncor Energy, Inc.                                                                    20,085          1,215,745

ENERGY SOURCES -- 1.6%
ChevronTexaco Corp.                                                                    13,200            854,436
ConocoPhillips                                                                          7,100            496,361
Exxon Mobil Corp.                                                                      14,300            908,622
Marathon Oil Corp.                                                                      5,300            365,329
Murphy Oil Corp.                                                                       15,690            782,460
Transocean, Inc.+                                                                       7,400            453,694
                                                                                                 ---------------
                                                                                                       6,244,524
                                                                                                 ---------------



                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 6.6%

BANKS -- 1.8%
Bank of America Corp.                                                                  13,760    $       579,296
Commerce Bancorp, Inc.                                                                 27,165            833,694
North Fork Bancorp., Inc.                                                               8,100            206,550
U.S. Bancorp                                                                           10,000            280,800
Wachovia Corp.                                                                          9,100            433,069
Wells Fargo & Co.                                                                      33,105          1,938,960

FINANCIAL SERVICES -- 2.3%
American Express Co.                                                                   23,540          1,352,138
Capital One Financial Corp.                                                             8,600            683,872
Citigroup, Inc.                                                                        12,993            591,441
Goldman Sachs Group, Inc.                                                              13,100          1,592,698
J.P. Morgan Chase & Co.                                                                12,700            430,911
Merrill Lynch & Co., Inc.                                                              10,800            662,580
SLM Corp.                                                                               3,690            197,932

INSURANCE -- 2.5%
Aetna, Inc.                                                                            45,045          3,880,176
Allstate Corp.                                                                          4,100            226,689
Berkshire Hathaway, Inc., Class B+                                                        608          1,660,448
Chubb Corp.                                                                             4,200            376,110
                                                                                                 ---------------
                                                                                                      15,927,364
                                                                                                 ---------------

HEALTHCARE -- 5.9%

DRUGS -- 3.0%
Abbott Laboratories                                                                     9,800            415,520
Amgen, Inc.+                                                                            5,500            438,185
Genentech, Inc.+                                                                       38,040          3,203,349
Genzyme Corp.+                                                                          5,200            372,528
Invitrogen Corp.+                                                                       8,262            621,550
Pfizer, Inc.                                                                           16,562            413,553
Schering-Plough Corp.                                                                  16,600            349,430
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     39,910          1,333,792

HEALTH SERVICES -- 2.4%
UnitedHealth Group, Inc.                                                               94,605          5,316,801
Wellpoint, Inc.+                                                                        7,000            530,740

MEDICAL PRODUCTS -- 0.5%
Cardinal Health, Inc.                                                                   4,500            285,480
Johnson & Johnson                                                                      10,100            639,128
Medtronic, Inc.                                                                         6,800            364,616
                                                                                                 ---------------
                                                                                                      14,284,672
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 1.9%

AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Alliant Techsystems, Inc.+                                                              3,000            223,950
Goodrich Corp.                                                                          6,500            288,210
Lockheed Martin Corp.                                                                  14,275            871,346
United Technologies Corp.                                                              11,100            575,424

ELECTRICAL EQUIPMENT -- 0.1%
Ametek, Inc.                                                                            7,200            309,384


                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.3%
Dover Corp.                                                                            11,000    $       448,690
IDEX Corp.                                                                              6,300            268,065

MULTI-INDUSTRY -- 0.7%
3M Co.                                                                                  3,200            234,752
Danaher Corp.                                                                           5,200            279,916
General Electric Co.                                                                   25,200            848,484
ITT Industries, Inc.                                                                    2,242            254,691
                                                                                                 ---------------
                                                                                                       4,602,912
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 1.0%

BROADCASTING & MEDIA -- 0.5%
News Corp., Class A                                                                    40,600            632,954
Time Warner, Inc.                                                                      25,134            455,177

LEISURE & TOURISM -- 0.5%
Carnival Corp.(11)                                                                      7,000            349,860
Harrah's Entertainment, Inc.                                                            3,500            228,165
Hilton Hotels Corp.                                                                    11,400            254,448
McDonald's Corp.                                                                        4,300            144,007
Royal Caribbean Cruises, Ltd.                                                           5,170            223,344
                                                                                                 ---------------
                                                                                                       2,287,955
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 7.9%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                         11,200            501,200
Symbol Technologies, Inc.                                                                 740              7,163

COMPUTER SERVICES -- 0.2%
Symantec Corp.+                                                                        16,600            376,156

COMPUTER SOFTWARE -- 1.7%
Adobe Systems, Inc.                                                                     8,000            238,800
Electronic Arts, Inc.+                                                                 42,940          2,442,856
Microsoft Corp.                                                                        33,401            859,408
Oracle Corp.+                                                                          20,700            256,473
Pixar+                                                                                  6,500            289,315

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Apple Computer, Inc.+                                                                  98,605          5,286,214
Dell, Inc.+                                                                             6,300            215,460
EMC Corp.+                                                                             20,600            266,564
International Business Machines Corp.                                                   2,826            226,702

ELECTRONICS -- 0.8%
Applied Materials, Inc.                                                                13,300            225,568
Intel Corp.                                                                            16,700            411,655
L-3 Communications Holdings, Inc.                                                       3,100            245,117
National Semiconductor Corp.                                                           10,400            273,520
Texas Instruments, Inc.                                                                22,015            746,309

INTERNET CONTENT -- 1.7%
eBay, Inc.+                                                                            47,450          1,954,940
Yahoo!, Inc.+                                                                          65,655          2,221,765


                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.8%
BellSouth Corp.                                                                        11,200    $       294,560
Cisco Systems, Inc.+                                                                   17,500            313,775
Corning, Inc.+                                                                         12,400            239,692
Motorola, Inc.                                                                         15,300            337,977
Sprint Corp.                                                                           17,000            404,260
Verizon Communications, Inc.                                                            7,100            232,099
                                                                                                 ---------------
                                                                                                      18,867,548
                                                                                                 ---------------

MATERIALS -- 0.3%

CHEMICALS -- 0.3%
du Pont (E.I.) de Nemours & Co.                                                         9,500            372,115
Huntsman Corp.+                                                                        18,085            353,562
                                                                                                 ---------------
                                                                                                         725,677
                                                                                                 ---------------

UTILITIES -- 0.5%

ELECTRIC UTILITIES -- 0.5%
AES Corp.+                                                                             30,475            500,704
FPL Group, Inc.                                                                         6,900            328,440
TXU Corp.                                                                               2,900            327,352
                                                                                                 ---------------
                                                                                                       1,156,496
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $58,301,964)                                                                 74,043,930
                                                                                                 ---------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(2)                                    5,000            119,250
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06                                           931             44,828
Federal National Mtg. Assoc. 7.00% due 12/31/19(13)                                     1,000             55,250
                                                                                                 ---------------
                                                                                                         100,078
                                                                                                 ---------------
TOTAL PREFERRED STOCK (cost $224,497)                                                                    219,328
                                                                                                 ---------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT(1)
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.8%

FINANCE -- 10.4%

FINANCIAL SERVICES -- 10.4%
Aesop Funding II, LLC, Series 2003-3A A3 3.75% due 10/18/05*                  $       440,000            429,743
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                          725,000            713,849
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(7)                   80,000             83,176
Bank of America Commercial Mtg., Inc., Series 2005-5 AJ 5.33%
  due 09/10/15(7)                                                                     130,000            130,655
Banc of America Mtg. Securities, Inc., Series 2004-J 2A1 4.80%
  due 11/25/34(8)(13)                                                                 312,231            310,160
Banc of America Mtg. Securities, Inc., Series 2005-A 2A2 4.47%
  due 02/25/35(8)(13)                                                               1,131,566          1,113,067

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(7)                                                             $     1,000,000    $       987,016
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                   885,000            869,456
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11            475,000            463,609
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10          885,000            868,017
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                885,000            848,864
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                210,000            205,078
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(7)                                                                      80,422             82,482
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(7)                 212,117            218,453
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                 885,000            880,386
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 10/31/05(7)(12)                                                               1,000,000            986,310
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.65% due 10/25/05(8)(12)                    777,845            776,212
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 10/15/05                 320,000            312,854
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                   850,000            815,104
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                       200,000            195,754
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                       260,000            259,269
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3
  4.18% due 10/30/05(7)                                                               700,000            683,090
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA A2 3.93%
  due 10/15/05*(7)(13)                                                                100,000             99,870
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA B 3.98%
  due 10/15/05*(7)(13)                                                                100,000             99,871
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(7)           114,884            118,505
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.63% due
  10/30/05(8)(12)                                                                     432,782            429,416
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50%
  due 10/30/05(8)(12)                                                                 963,738            947,528
Morgan Stanley Capital I, Inc., Series 2005-T19 AJ 4.99%
  due 10/31/05(7)(12)                                                                 100,000             98,987
Morgan Stanley Capital I, Inc., Series 2005-T19 B 5.06% due 10/31/05(7)(12)            50,000             49,371
Morgan Stanley Capital I, Inc., Series 2005-T19 C 5.16% due 10/31/05(7)(12)            25,000             24,622
Morgan Stanley Capital I, Inc., Series 2005-T19 D 5.29% due 10/31/05(7)(12)            50,000             49,474
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(7)                  1,335,000          1,320,088
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
  due 02/15/33(7)                                                                     434,400            467,841
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39%
  due 10/31/05(7)                                                                     200,000            215,039
Mortgage It Trust, Series 2005-4 A1 4.11% due 10/25/35(8)(13)                         929,632            930,096
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              585,000            566,770
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(7)               500,000            545,993
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                     210,000            226,142
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                    218,000            223,747
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                   350,000            341,393
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/31/05           470,000            465,941
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                            885,000            859,832
Wachovia Bank Commercial Mtg.Trust, Series 2005-WL5A B 3.80%
  due 01/15/18*(7)(13)                                                                550,000            549,456
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58%
  due 01/25/35(8)(13)                                                               1,070,269          1,052,975
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56%
  due 03/25/35(8)(13)                                                                 867,455            855,484
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/25/35(8)(12)                                                                 798,018            787,038
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                        960,000            945,342
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                        374,000            373,280
                                                                                                 ---------------
                                                                                                      24,876,705
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 0.4%

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
IMPAC CMB Trust, Series 2005-4 1A1A 4.10% due 05/20/35(8)(13)                 $       928,704    $       929,754
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $26,215,012)                                                      25,806,459
                                                                                                 ---------------

BONDS & NOTES -- 49.0%

CONSUMER DISCRETIONARY -- 1.0%

AUTOMOTIVE -- 0.5%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                    10,000              8,400
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                   170,000            166,014
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10                                    35,000             34,301
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                   450,000            544,816
Dana Corp. 5.85% due 01/15/15                                                          35,000             27,453
Dura Operating Corp., Series B 8.63% due 04/15/12                                      21,000             18,690
Ford Motor Co. 6.38% due 02/01/29                                                      38,000             27,265
Ford Motor Co. 7.45% due 07/16/31                                                     365,000            284,700

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Centex Corp. 7.50% due 01/15/12                                                        90,000             98,182
Centex Corp. 7.88% due 02/01/11                                                       290,000            320,059
Lennar Corp. 7.63% due 03/01/09                                                       230,000            248,124
Pulte Homes, Inc. 8.13% due 03/01/11                                                  185,000            206,774

RETAIL -- 0.1%
Amer Stores Co. 8.00% due 06/01/26                                                     92,000             85,442
Staples, Inc. 7.38% due 10/01/12                                                      165,000            185,391
Wal-Mart Stores, Inc. 5.25% due 09/01/35                                               84,000             81,290
                                                                                                 ---------------
                                                                                                       2,336,901
                                                                                                 ---------------

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Alliance One International, Inc. 12.75% due 11/15/12                                  100,000             91,500
Altria Group, Inc. 7.00% due 11/04/13                                                 380,000            415,934
Archer Daniels Midland Co. 5.38% due 09/15/35                                          35,000             33,912
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                         62,000             81,621
ConAgra Foods, Inc. 6.00% due 09/15/06                                                 53,000             53,664
ConAgra Foods, Inc. 6.75% due 09/15/11                                                260,000            279,570
ConAgra, Inc. 7.13% due 10/01/26                                                       35,000             38,952
Philip Morris Cos., Inc. 6.38% due 02/01/06                                           140,000            140,769
Tyson Foods, Inc. 8.25% due 10/01/11                                                  270,000            311,759
                                                                                                 ---------------
                                                                                                       1,447,681
                                                                                                 ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                              170,000            218,979
                                                                                                 ---------------

ENERGY -- 1.5%

ENERGY SERVICES -- 0.6%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06                              63,000             63,480
Enterprise Products Operating LP 4.95% due 06/01/10                                    70,000             68,798
Enterprise Products Operating LP 5.00% due 03/01/15                                    30,000             28,465

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------


ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Hanover Compressor Co. 9.00% due 06/01/14                                     $        35,000    $        38,894
Hilcorp Energy I LP 10.50% due 09/01/10*                                               55,000             60,500
Keyspan Corp. 4.90% due 05/16/08                                                      162,000            162,674
Motiva Enterprises, LLC 5.20% due 09/15/12*                                           265,000            266,261
PacifiCorp, Series MBIA 6.38% due 05/15/08                                            250,000            260,535
Petroleum Export Peloil 5.27% due 06/15/11*                                           290,000            292,598
Premcor Refining Group, Inc. 6.13% due 05/01/11                                       200,000            209,000
PSE&G Power, LLC 7.75% due 04/15/11                                                    60,000             67,182
Seitel, Inc. 11.75% due 07/15/11                                                       35,000             38,850

ENERGY SOURCES -- 0.9%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                     410,000            517,663
Amerada Hess Corp. 7.88% due 10/01/29                                                 390,000            478,338
ConocoPhillips 7.00% due 03/30/29                                                     118,000            142,066
El Paso Production Holding Co. 7.75% due 06/01/13                                     155,000            161,975
Encore Acquisition Co. 6.00% due 07/15/15*                                             14,000             13,650
Encore Acquisition Co. 6.25% due 04/15/14                                              11,000             10,945
NRG Energy, Inc. 8.00% due 12/15/13                                                    12,000             12,780
Pemex Project Funding Master Trust 6.13% due 08/15/08                                 250,000            257,500
Pemex Project Funding Master Trust 8.63% due 02/01/22                                 325,000            397,312
Sempra Energy 4.62% due 05/17/07                                                       66,000             65,862
                                                                                                 ---------------
                                                                                                       3,615,328
                                                                                                 ---------------

FINANCE -- 9.9%

BANKS -- 1.8%
American Express Centurion Bank 3.93% due 11/16/09(13)                                 51,000             50,727
Bank of America Corp. 7.40% due 01/15/11                                              560,000            625,387
BankBoston Capital Trust IV 4.39% due 06/08/28(13)                                     73,000             70,672
BB&T Corp. 4.75% due 10/01/12                                                         365,000            361,792
Charter One Bank 6.38% due 05/15/12                                                   176,000            190,929
Credit Suisse First Boston 6.50% due 05/01/08*                                         51,000             53,177
First Maryland Capital II 4.54% due 02/01/27(13)                                       64,000             62,570
HSBC Bank USA, Series BKNT 5.63% due 08/15/35                                          35,000             34,475
Huntington National Bank 4.65% due 06/30/09                                           340,000            338,831
Independence Community Bank Corp. 4.90% due 09/23/10                                   30,000             29,747
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                           58,000             60,363
Key Bank NA 7.00% due 02/01/11                                                         29,000             31,877
MBNA America Bank NA 5.38% due 01/15/08                                               570,000            578,002
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               610,000            635,378
National City Bank 3.38% due 10/15/07                                                  85,000             83,553
NationsBank Corp. 7.80% due 09/15/16                                                   68,000             82,777
NCNB Corp. 9.38% due 09/15/09                                                          68,000             79,107
PNC Bank NA 4.88% due 09/21/17                                                         60,000             58,226
Popular North America, Inc. 4.25% due 04/01/08                                        100,000             98,701
Resona Preferred Global Securities Cayman, Ltd. 7.19% due 07/30/06*(12)                30,000             31,058
U.S. Bancorp 7.50% due 06/01/26                                                       210,000            260,872
US Bank NA 3.90% due 08/15/08                                                          14,000             13,739
Wachovia Corp. 5.50% due 08/01/35                                                      80,000             78,047
Washington Mutual Bank FA 5.50% due 01/15/13                                           78,000             79,658
Washington Mutual Inc. 5.25% due 09/15/17                                              30,000             29,556
Wells Fargo & Co. 3.97% due 09/15/09(13)                                               33,000             33,050
Wells Fargo & Co. 6.38% due 08/01/11                                                  300,000            321,338

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 5.6%
Associates Corp. NA 6.95% due 11/01/18                                        $        30,000    $        35,025
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                        135,000            133,316
Bae Systems Holdings, Inc. 5.20% due 08/15/15*                                         85,000             83,830
Bae Systems Holdings, Inc. 6.40% due 12/15/11*                                        135,000            143,927
BTM Curacau Holding NV 1.00% due 07/21/15*(12)                                        100,000             98,762
Caterpillar Financial Services Corp. 4.30% due 06/01/10                                60,000             59,103
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                67,000             66,560
Citigroup, Inc. 5.00% due 09/15/14                                                  1,195,000          1,188,548
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12                                                                        121,000            128,865
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                          127,000            128,024
ERAC USA Finance Co. 5.60% due 05/01/15*                                              300,000            303,105
ERAC USA Finance Co. 8.00% due 01/15/11*                                              130,000            146,748
Farmers Exchange Capital 7.05% due 07/15/28*                                          580,000            598,842
Ford Motor Credit Co. 5.70% due 01/15/10                                              458,000            416,052
Ford Motor Credit Co. 5.80% due 01/12/09                                               63,000             58,784
Ford Motor Credit Co. 6.38% due 11/05/08                                               76,000             73,052
Ford Motor Credit Co. 7.00% due 10/01/13                                               25,000             23,184
Ford Motor Credit Co. 7.38% due 10/28/09                                              230,000            222,168
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                          87,000             85,256
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                         85,000             86,077
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                        600,000            638,656
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                        113,000            132,914
General Motors Acceptance Corp. 6.07% due 12/01/14(13)                                 50,000             42,036
General Motors Acceptance Corp. 6.88% due 08/28/12                                    210,000            187,941
General Motors Acceptance Corp. 8.00% due 11/01/31                                    225,000            196,463
General Motors Corp. 8.38% due 07/15/33                                               310,000            241,800
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                          500,000            542,030
Household Finance Corp. 4.75% due 07/15/13                                            136,000            132,740
Household Finance Corp. 6.38% due 10/15/11                                            780,000            834,324
ING USA Global Funding Trust 4.50% due 10/01/10                                        60,000             59,183
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                          1,495,000          1,491,240
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                             72,000             71,556
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                            210,000            227,238
John Deere Capital Corp., Series MTND 4.50% due 08/25/08                              154,000            153,400
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                      60,000             65,269
MBNA Corp. 4.63% due 09/15/08                                                         108,000            107,921
Merrill Lynch & Co., Inc. 4.79% due 08/04/10                                           48,000             47,834
Morgan Stanley 4.00% due 01/15/10                                                       5,000              4,839
Morgan Stanley 4.75% due 04/01/14                                                   1,120,000          1,080,537
Morgan Stanley 6.75% due 04/15/11                                                     300,000            326,352
NiSource Finance Corp. 5.45% due 09/15/20                                              30,000             29,346
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                     155,000            161,212
PNC Funding Corp. 5.75% due 08/01/06                                                   80,000             80,779
Pricoa Global Funding I 4.63% due 06/25/12*                                            30,000             29,414
Private Export Funding Corp. 6.62% due 10/01/05                                       160,000            160,000
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                            390,000            390,307
PX Escrow Corp. 9.63% due 02/01/06(10)                                                 25,000             24,406
Residential Capital Corp. 6.38% due 06/30/10*                                         133,000            134,740
Residential Capital Corp. 6.88% due 06/30/15*                                          42,000             43,949
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                 92,000             92,654
SB Treasury Co., LLC 9.40% due 06/30/08*(12)                                          460,000            507,644
SLM Corp., Series MTNA 3.69% due 07/27/09(13)                                          30,000             29,976

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                   $        60,000    $        59,574
Transamerica Finance Corp. 6.40% due 09/15/08                                          33,000             34,600
Wachovia Bank NA 4.88% due 02/01/15                                                 1,040,000          1,025,511
Xlliac Global Funding 4.80% due 08/10/10*                                              90,000             89,419

INSURANCE -- 2.5%
AAG Holding Co., Inc. 6.88% due 06/01/08                                              160,000            163,891
ACE Capital Trust II 9.70% due 04/01/30                                               380,000            501,086
ACE INA Holdings, Inc. 8.30% due 08/15/06                                             130,000            134,033
Allstate Corp. 7.20% due 12/01/09                                                      78,000             84,875
Allstate Financial Global Funding, LLC 5.25% due 02/01/07*                             30,000             30,186
Allstate Financing II 7.83% due 12/01/45                                               49,000             52,085
American Financial Group, Inc. 7.13% due 04/15/09                                     250,000            267,345
Americo Life, Inc. 7.88% due 05/01/13*                                                 44,000             45,720
Chubb Corp. 6.00% due 11/15/11                                                         42,000             44,367
Equitable Cos., Inc. 7.00% due 04/01/28                                               130,000            151,728
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                     80,000             79,139
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                 275,000            314,914
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                             340,000            396,424
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                44,000             55,520
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                        190,000            185,653
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                         35,000             32,460
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                      290,000            294,849
MetLife, Inc. 5.70% due 06/15/35                                                      520,000            516,923
Metropolitan Life Global Funding 4.63% due 08/19/10*                                   30,000             29,796
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                 66,000             65,015
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                 29,000             29,978
MONY Group, Inc. 7.45% due 12/15/05                                                   180,000            180,999
Ohio Casualty Corp. 7.30% due 06/15/14                                                 66,000             71,136
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                          350,000            336,462
ReliaStar Financial Corp. 8.00% due 10/30/06                                          210,000            216,118
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                       250,000            252,230
Torchmark Corp. 6.25% due 12/15/06                                                    170,000            172,658
Travelers Property Casualty Corp. 6.38% due 03/15/33                                  310,000            321,694
Unitrin, Inc. 4.88% due 11/01/10                                                      265,000            261,193
W.R. Berkley Capital Trust 8.20% due 12/15/45                                         330,000            338,796
W.R. Berkley Corp. 5.60% due 05/15/15                                                  90,000             89,927
Willis Group North America, Inc. 5.63% due 07/15/15                                   135,000            134,132
XL Capital, Ltd. 5.25% due 09/15/14                                                   165,000            159,176
                                                                                                 ---------------
                                                                                                      23,941,149
                                                                                                 ---------------

HEALTHCARE -- 0.8%

DRUGS -- 0.4%
Genentech, Inc. 5.25% due 07/15/35*                                                   161,000            155,124
Merck & Co., Inc. 2.50% due 03/30/07                                                   51,000             49,462
Pfizer, Inc. 2.50% due 03/15/07                                                        92,000             89,463
Wyeth 6.95% due 03/15/11                                                              490,000            538,257

HEALTH SERVICES -- 0.4%
HCA, Inc. 6.95% due 05/01/12                                                           70,000             72,004
Humana, Inc. 7.25% due 08/01/06                                                       410,000            416,899
Psychiatric Solutions, Inc. 7.75% due 07/15/15*                                        45,000             46,463

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Tenet Healthcare Corp. 7.38% due 02/01/13                                     $        60,000    $        56,850
UnitedHealth Group, Inc. 7.50% due 11/15/05(3)                                        330,000            331,025
Universal Hospital Services, Inc. 10.13% due 11/01/11                                  70,000             71,750

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(10)                                            40,000             22,800
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(6)                             25,000                  0
                                                                                                 ---------------
                                                                                                       1,850,097
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                     160,000            169,131
Raytheon Co. 6.75% due 08/15/07                                                        96,000             99,200

BUSINESS SERVICES -- 0.5%
Affinity Group, Inc. 9.00% due 02/15/12                                                25,000             25,000
Hertz Corp. 4.70% due 10/02/06                                                         12,000             11,870
Hertz Corp. 6.90% due 08/15/14                                                         52,000             48,163
Hertz Corp. 7.40% due 03/01/11                                                        124,000            120,159
Hertz Corp. 7.63% due 06/01/12                                                         57,000             54,726
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             500,000            508,560
Monitronics International, Inc. 11.75% due 09/01/10                                    40,000             40,400
Monsanto Co. 5.50% due 08/15/25                                                       162,000            157,794
PHH Corp. 6.00% due 03/01/08                                                           85,000             86,459
Rent-Way, Inc. 11.88% due 06/15/10                                                     77,000             84,700
Service Corp. International 6.75% due 04/01/16                                         30,000             30,150

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% due 02/15/10                                        82,000             89,964

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                  38,000             46,764
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                  31,000             39,320
Dominion Resources, Inc. 5.95% due 06/15/35                                            40,000             39,075
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                              156,598            171,702
Navistar International Corp. 6.25% due 03/01/12                                        15,000             14,250
Norfolk Southern Corp. 5.59% due 05/17/25                                              64,000             63,976
                                                                                                 ---------------
                                                                                                       1,901,363
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 3.3%

BROADCASTING & MEDIA -- 2.1%
AOL Time Warner, Inc. 7.63% due 04/15/31                                              430,000            503,758
Chancellor Media Corp. 8.00% due 11/01/08                                             375,000            403,788
Charter Communications Holdings, LLC 11.13% due 01/15/11                              100,000             77,000
Clear Channel Communications, Inc. 5.00% due 03/15/12                                 110,000            105,161
Clear Channel Communications, Inc. 6.88% due 06/15/18                                  70,000             71,761
Clear Channel Communications, Inc. 7.65% due 09/15/10                                 360,000            390,764
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                  50,000             63,442
Comcast Corp. 5.65% due 06/15/35                                                      180,000            168,257
Cox Communications, Inc. 5.45% due 12/15/14                                           500,000            496,748
Cox Communications, Inc. 7.63% due 06/15/25                                            38,000             43,772
Cox Communications, Inc. 7.75% due 11/01/10                                           430,000            475,824
Liberty Media Corp. 7.75% due 07/15/09                                                290,000            303,960

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Liberty Media Corp. 7.88% due 07/15/09                                        $        30,000    $        31,568
News America Holdings, Inc. 7.60% due 10/11/15                                        150,000            174,262
News America, Inc. 5.30% due 12/15/14                                                 300,000            299,357
News America, Inc. 7.30% due 04/30/28                                                  35,000             38,854
Nexstar Finance, Inc. 7.00% due 01/15/14                                               75,000             67,500
Paxson Communications Corp. 12.25% due 01/15/09(10)                                   115,000            111,550
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                   63,000             76,418
Time Warner, Inc. 6.63% due 05/15/29                                                   81,000             84,727
Turner Broadcasting, Inc. 8.38% due 07/01/13                                          160,000            188,566
USA Interactive 7.00% due 01/15/13                                                    350,000            368,988
Viacom, Inc. 7.88% due 07/30/30                                                       450,000            526,289
Young Broadcasting, Inc. 10.00% due 03/01/11                                           60,000             56,700

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                                    500,000            505,573

LEISURE & TOURISM -- 1.0%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                   85,000             77,997
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                 65,080             62,770
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                      167,983            139,698
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                       39,246             40,649
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                    50,000             52,250
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08               400,000            397,881
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                57,487             55,566
Delta Air Lines, Inc. 8.30% due 12/15/29+(4)(14)                                       30,000              5,400
Delta Air Lines, Inc. 10.00% due 08/15/08+(4)(14)                                      35,000              6,300
GTECH Holdings Corp. 4.50% due 12/01/09                                               325,000            299,409
GTECH Holdings Corp. 4.75% due 10/15/10                                                70,000             63,969
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                       190,000            191,795
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                       80,000             79,085
Harrah's Operating Co., Inc. 5.75% due 10/01/17*                                       30,000             29,365
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                       400,000            447,241
MGM Mirage, Inc. 5.88% due 02/27/14                                                    60,000             57,000
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                     15,000             14,925
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                    290,000            309,630
Worldspan LP 10.04% due 02/15/11*(13)                                                  55,000             48,400
                                                                                                 ---------------
                                                                                                       8,013,917
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 1.3%

COMPUTER SERVICES -- 0.0%
Activant Solutions, Inc. 9.50% due 04/01/10*(13)                                       15,000             15,300
Sungard Data Systems, Inc. 10.25% due 08/15/15*                                        45,000             45,562
Unisys Corp. 8.00% due 10/15/12                                                        20,000             19,650

TELECOMMUNICATIONS -- 1.3%
American Cellular Corp., Series B 10.00% due 08/01/11                                 100,000            109,000
AT&T Broadband Corp. 8.38% due 03/15/13                                               480,000            567,921
AT&T Corp. 9.05% due 11/15/05                                                          99,000            111,499
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       706,000            803,779
Corning, Inc. 5.90% due 03/15/14                                                       43,000             43,626
Corning, Inc. 6.85% due 03/01/29                                                       34,000             34,314
GTE Corp. 6.94% due 04/15/28                                                           35,000             38,260
ICO North America, Inc. 7.50% due 08/15/09(5)(6)                                       10,000             10,750

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
LCI International, Inc. 7.25% due 06/15/07                                    $       215,000    $       209,625
Motorola, Inc. 6.50% due 09/01/25                                                     126,000            137,282
SBC Communications, Inc. 5.10% due 09/15/14                                           355,000            351,775
Sprint Capital Corp. 6.13% due 11/15/08                                               175,000            181,724
Sprint Capital Corp. 6.88% due 11/15/28                                               222,000            245,238
Sprint Capital Corp. 7.63% due 01/30/11                                               190,000            212,611
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(6)                    25,000                  0
Triton PCS, Inc. 8.50% due 06/01/13                                                    25,000             23,812
Verizon New York, Inc. 6.88% due 04/01/12                                              30,000             32,094
                                                                                                 ---------------
                                                                                                       3,193,822
                                                                                                 ---------------

MATERIALS -- 1.1%

CHEMICALS -- 0.4%
BCI US Finance Corp. 9.10% due 07/15/10*(13)                                           75,000             75,750
Cytec Industries, Inc. 5.50% due 10/01/10                                              30,000             29,871
Cytec Industries, Inc. 6.00% due 10/01/15                                              90,000             89,667
Dow Chemical Co. 7.38% due 03/01/23                                                    72,000             85,553
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                     14,000             13,711
ICI North America, Inc. 8.88% due 11/15/06                                             60,000             62,603
Lubrizol Corp. 4.63% due 10/01/09                                                     295,000            289,998
Lubrizol Corp. 5.88% due 12/01/08                                                      35,000             35,925
Lubrizol Corp. 6.50% due 10/01/34                                                     275,000            288,328
Packaging Corp. of America 5.75% due 08/01/13                                          31,000             29,990

FOREST PRODUCTS -- 0.5%
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(6)                            20,000                  0
Georgia Pacific Corp. 8.00% due 01/15/14                                               30,000             32,850
Neenah Paper, Inc. 7.38% due 11/15/14                                                  10,000              9,625
Pliant Corp. 11.13% due 09/01/09                                                       41,000             35,260
Temple-Inland, Inc. 7.88% due 05/01/12                                                370,000            409,094
Weyerhaeuser Co. 6.75% due 03/15/12                                                   230,000            248,527
Weyerhaeuser Co. 7.38% due 03/15/32                                                   430,000            486,424

METALS & MINERALS -- 0.1%
Barrick Gold Finance Co. 5.80% due 11/15/34                                            35,000             34,406
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                         25,000             24,594
Newmont Mining Corp. 8.63% due 05/15/11                                                30,000             35,287

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                  245,000            246,200
Sealed Air Corp. 5.63% due 07/15/13*                                                   45,000             45,123
                                                                                                 ---------------
                                                                                                       2,608,786
                                                                                                 ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                 280,000            280,885
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30%
  due 07/01/08                                                                        100,000            104,411
Southern California Public Power Authority Project, Series B 6.93%
  due 05/15/17                                                                        125,000            147,015
                                                                                                 ---------------
                                                                                                         532,311
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 1.5%

REAL ESTATE COMPANIES -- 0.6%
EOP Operating LP 6.75% due 02/15/12                                           $       120,000    $       129,783
EOP Operating LP 8.38% due 03/15/06                                                    88,000             89,525
ERP Operating LP 5.13% due 03/15/16                                                   115,000            113,280
ERP Operating LP 6.63% due 03/15/12                                                   350,000            378,785
Liberty Property LP 7.25% due 03/15/11                                                170,000            186,381
Liberty Property LP 8.50% due 08/01/10                                                180,000            205,261
Regency Centers LP 5.25% due 08/01/15*                                                180,000            178,415
Susa Partnership LP 6.95% due 07/01/06                                                 90,000             91,497

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                           370,000            412,062
Developers Diversified Realty Corp. 5.00% due 05/03/10                                370,000            367,797
Health Care Property Investors, Inc. 6.00% due 03/01/15                               240,000            247,039
Health Care Property Investors, Inc. 6.45% due 06/25/12                               120,000            126,693
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                      260,000            290,864
Regency Centers LP 7.75% due 04/01/09                                                 100,000            109,171
Simon Property Group LP 4.60% due 06/15/10                                            200,000            197,223
Simon Property Group LP 5.10% due 06/15/15                                            190,000            186,236
Spieker Properties LP 7.65% due 12/15/10                                              280,000            317,214
                                                                                                 ---------------
                                                                                                       3,627,226
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 7.4%

U.S. GOVERNMENT AGENCIES -- 7.4%
Federal Home Loan Bank 2.88% due 05/23/06                                              65,000             64,427
Federal Home Loan Bank 3.88% due 12/20/06                                             235,000            233,603
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                       124,000            121,970
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                       235,000            234,627
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                       909,092            890,852
Federal Home Loan Mtg. Corp. 5.00% due 07/01/20                                       241,680            241,125
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                       433,595            424,990
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                       551,007            540,072
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                       299,616            293,305
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                       235,829            235,967
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                       644,927            645,250
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                       339,273            345,252
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                        41,340             42,699
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                        27,362             28,225
Federal Home Loan Mtg. Corp. 6.50% due 07/01/35                                        42,912             44,126
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                        79,000             87,205
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                        74,931             78,298
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                        19,163             19,470
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                         1,947              2,097
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(8)                       8,519              8,520
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(8)                     60,000             63,199
Federal National Mtg. Assoc. 3.38% due 05/15/07                                       130,000            127,951
Federal National Mtg. Assoc. 3.88% due 02/01/08                                       250,000            246,248
Federal National Mtg. Assoc. 4.25% due 08/15/10                                        61,000             60,218
Federal National Mtg. Assoc. 4.50% due 02/01/35                                       240,902            229,921
Federal National Mtg. Assoc. 4.56% due 01/01/15                                       982,332            965,906
Federal National Mtg. Assoc. 5.00% due 03/01/18                                       576,189            575,069
Federal National Mtg. Assoc. 5.00% due 06/01/19                                       202,561            202,099
Federal National Mtg. Assoc. 5.00% due 03/01/34                                       795,187            779,533

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.25% due 08/01/12                               $       109,000    $       111,980
Federal National Mtg. Assoc. 5.50% due 03/01/18                                       193,318            196,193
Federal National Mtg. Assoc. 5.50% due 07/01/19                                       264,142            268,062
Federal National Mtg. Assoc. 5.50% due 08/01/19                                       422,811            429,086
Federal National Mtg. Assoc. 5.50% due 12/01/33                                     1,605,215          1,605,959
Federal National Mtg. Assoc. 5.50% due 05/01/34                                       236,960            237,070
Federal National Mtg. Assoc. 5.50% due 06/01/34                                       173,136            173,149
Federal National Mtg. Assoc. 6.00% due 06/01/17                                       114,564            117,864
Federal National Mtg. Assoc. 6.00% due 12/01/33                                       410,217            417,140
Federal National Mtg. Assoc. 6.00% due 05/01/34                                       284,544            289,362
Federal National Mtg. Assoc. 6.00% due 08/01/34                                       249,217            253,462
Federal National Mtg. Assoc. 6.00% due 10/01/34                                       425,729            432,938
Federal National Mtg. Assoc. 6.00% due 06/01/35                                       498,370            506,811
Federal National Mtg. Assoc. 6.06% due 09/01/11                                        88,210             93,159
Federal National Mtg. Assoc. 6.11% due 05/01/11                                       391,124            413,786
Federal National Mtg. Assoc. 6.27% due 11/01/07                                       167,149            170,791
Federal National Mtg. Assoc. 6.31% due 02/01/11                                     1,517,977          1,603,548
Federal National Mtg. Assoc. 6.34% due 01/01/08                                       106,587            109,206
Federal National Mtg. Assoc. 6.36% due 07/01/08                                       105,467            108,642
Federal National Mtg. Assoc. 6.43% due 01/01/08                                       126,252            129,577
Federal National Mtg. Assoc. 6.50% due 06/01/13                                       283,127            293,050
Federal National Mtg. Assoc. 6.50% due 09/01/32                                       354,298            365,056
Federal National Mtg. Assoc. 6.50% due 04/01/34                                       224,727            231,316
Federal National Mtg. Assoc. 6.59% due 11/01/07                                        89,996             92,365
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(8)                   2,500              2,523
Government National Mtg. Assoc. 6.00% due 09/15/32                                     81,731             83,733
Government National Mtg. Assoc. 6.00% due 12/15/33                                    507,610            520,044
Government National Mtg. Assoc. 7.00% due 12/15/22                                      3,286              3,474
Government National Mtg. Assoc. 7.00% due 01/15/23                                        690                729
Government National Mtg. Assoc. 7.00% due 01/15/28                                     71,785             75,574
Government National Mtg. Assoc. 7.00% due 09/15/28                                     69,188             72,839
Government National Mtg. Assoc. 7.00% due 07/15/31                                     72,281             76,021
Government National Mtg. Assoc. 7.00% due 03/15/32                                      8,522              8,962
Government National Mtg. Assoc. 7.50% due 01/15/32                                     76,635             81,383
Government National Mtg. Assoc. 8.00% due 11/15/31                                     20,944             22,422
Government National Mtg. Assoc. 8.50% due 11/15/17                                      6,335              6,870
Government National Mtg. Assoc. 9.00% due 11/15/21                                      1,440              1,579
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35(8)                1,622              1,706
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(8)               71,460             75,235
Tennessee Valley Authority 4.65% due 06/15/35                                          78,000             74,269
                                                                                                 ---------------
                                                                                                      17,589,159
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 17.4%

U.S. TREASURIES -- 17.4%
United States Treasury Bonds 5.38% due 02/15/31                                       321,000            359,621
United States Treasury Bonds 5.50% due 08/15/28                                     1,500,000          1,685,391
United States Treasury Bonds 6.25% due 08/15/23(3)                                  4,095,000          4,896,564
United States Treasury Bonds 6.63% due 02/15/27                                       300,000            380,836
United States Treasury Bonds 6.88% due 08/15/25                                     1,810,000          2,333,345
United States Treasury Bonds 7.13% due 02/15/23                                     1,200,000          1,557,000
United States Treasury Bonds 7.50% due 11/15/24                                       400,000            544,781
United States Treasury Bonds 11.25% due 02/15/15                                    2,000,000          3,049,454

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Inflation Indexed Notes 1.88% due 07/15/13             $     2,606,139    $     2,641,160
United States Treasury Inflation Indexed Notes 3.50% due 01/15/11                   3,114,993          3,430,750
United States Treasury Notes 2.25% due 02/15/07                                         6,000              5,848
United States Treasury Notes 2.50% due 10/31/06                                        23,000             22,607
United States Treasury Notes 2.63% due 05/15/08                                     2,519,000          2,422,374
United States Treasury Notes 2.75% due 06/30/06                                     1,421,000          1,405,763
United States Treasury Notes 3.25% due 08/15/07                                     3,500,000          3,443,125
United States Treasury Notes 3.25% due 08/15/08                                     6,500,000          6,335,979
United States Treasury Notes 3.38% due 02/15/08                                     3,000,000          2,945,859
United States Treasury Notes 3.38% due 10/15/09                                        47,000             45,548
United States Treasury Notes 3.63% due 01/15/10                                        66,000             64,476
United States Treasury Notes 3.88% due 09/15/10                                        66,000             65,066
United States Treasury Notes 3.88% due 02/15/13                                        65,000             63,327
United States Treasury Notes 4.00% due 04/15/10                                     2,200,000          2,179,975
United States Treasury Notes 4.00% due 02/15/15                                        52,000             50,619
United States Treasury Notes 4.25% due 08/15/15                                        97,000             96,394
United States Treasury Notes 4.88% due 02/15/12                                        75,000             77,528
United States Treasury Notes 5.00% due 02/15/11                                        23,000             23,886
United States Treasury Notes 5.63% due 05/15/08                                     1,450,000          1,501,146
United States Treasury Notes 6.50% due 10/15/06(3)                                    250,000            255,869
                                                                                                 ---------------
                                                                                                      41,884,291
                                                                                                 ---------------

UTILITIES -- 2.1%

ELECTRIC UTILITIES -- 1.9%
AEP Texas North Co., Series B 5.50% due 03/01/13                                      170,000            173,532
AES Corp. 7.75% due 03/01/14                                                          110,000            116,600
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                         67,000             67,651
Arizona Public Service Co. 5.80% due 06/30/14                                         340,000            356,140
Calpine Corp. 4.75% due 11/15/23                                                      475,000            258,875
Calpine Corp. 8.75% due 07/15/13*                                                      50,000             35,375
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                 370,000            377,662
Consolidated Edison, Inc. 3.63% due 08/01/08                                           68,000             66,210
Exelon Generation Co., LLC 5.35% due 01/15/14                                         250,000            250,343
FirstEnergy Corp., Series B 6.45% due 11/15/11                                        516,000            549,419
Florida Power & Light Co. 5.40% due 09/01/35                                           70,000             69,289
Florida Power Corp. 4.50% due 06/01/10                                                 35,000             34,502
FPL Group Capital, Inc. 4.09% due 02/16/07                                            151,000            150,007
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                              28,256             30,739
Mirant Corp. 7.90% due 07/15/09+*(4)(14)                                               50,000             60,875
NSTAR 8.00% due 02/15/10                                                              170,000            190,495
Pepco Holdings, Inc. 5.50% due 08/15/07                                               341,000            345,270
PSE&G Power, LLC 3.75% due 04/01/09                                                   140,000            134,486
PSE&G Power, LLC 6.88% due 04/15/06                                                   180,000            182,150
PSI Energy, Inc. 7.85% due 10/15/07                                                   102,000            107,971
Reliant Energy Resources Corp. 7.75% due 02/15/11                                      60,000             67,389
Reliant Energy, Inc. 9.50% due 07/15/13                                                50,000             55,250
Southern California Edison Co. 6.38% due 01/15/06                                     300,000            301,629
Texas-New Mexico Power Co. 6.25% due 01/15/09                                         140,000            144,931
TXU Corp. 4.80% due 11/15/09                                                          270,000            260,147
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                           59,000             59,363

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.1%
Energen Corp., Series MTN 7.63% due 12/15/10                                  $       260,000    $       282,807
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                   65,000             58,337

TELEPHONE -- 0.1%
Alltel Corp. 4.66% due 05/17/07                                                        66,000             65,939
GTE Northwest, Inc. 5.55% due 10/15/08                                                 30,000             30,446
Verizon New York, Inc., Series B 7.38% due 04/01/32                                   132,000            145,271
                                                                                                 ---------------
                                                                                                       5,029,100
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $117,289,069)                                                              117,790,110
                                                                                                 ---------------

FOREIGN BONDS & NOTES -- 6.0%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                    20,000             20,950

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                              45,000             44,775
                                                                                                 ---------------
                                                                                                          65,725
                                                                                                 ---------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                    245,000            290,937
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                   190,000            237,025
Diageo Capital PLC 4.38% due 05/03/10                                                  65,000             63,944
Molson Coors Capital Finance 4.85% due 09/22/10*                                       30,000             29,765
                                                                                                 ---------------
                                                                                                         621,671
                                                                                                 ---------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16                                                    160,000            187,016
Nexen, Inc. 5.88% due 03/10/35                                                         39,000             38,228
Petro-Canada 5.95% due 05/15/35                                                        38,000             38,002
PTT Public Co., Ltd. 5.88% due 08/03/35*                                               45,000             43,201
                                                                                                 ---------------
                                                                                                         306,447
                                                                                                 ---------------

FINANCE -- 1.9%

BANKS -- 1.0%
China Development Bank 5.00% due 10/15/15(5)                                           70,000             69,202
HBOS Capital Funding LP 6.85% due 03/23/09                                             88,000             90,534
HBOS PLC 3.50% due 11/30/07*                                                          110,000            107,549
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                            380,000            437,103
NIB Capital Bank NV 5.82% due 12/11/13*(12)                                            60,000             61,927
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                               410,000            466,369
Resona Bank Ltd. 5.85% due 04/15/16*(12)                                              500,000            493,493
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                   330,000            347,639
Scotland International Finance BV 7.70% due 08/15/10*                                 300,000            337,615

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 0.4%
Aiful Corp. 4.45% due 02/16/10*                                               $       520,000    $       506,420
Aiful Corp. 5.00% due 08/10/10*                                                       140,000            139,076
Credit National Interfinance BV 7.00% due 11/14/05                                    130,000            130,315
Fosters Financial Corp. 5.88% due 06/15/35*                                            45,000             44,104
Nell AF SARL 8.38% due 08/15/15*                                                       75,000             73,312

INSURANCE -- 0.5%
UFJ Finance Aruba AEC 6.75% due 07/15/13                                              630,000            691,775
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                    55,000             52,250
VTB Capital SA 6.25% due 07/02/35*                                                    315,000            327,994
XL Capital Finance PLC 6.50% due 01/15/12                                             155,000            163,609
                                                                                                 ---------------
                                                                                                       4,540,286
                                                                                                 ---------------

FOREIGN GOVERNMENT BONDS -- 1.4%

FOREIGN GOVERNMENT -- 1.4%
Federative Republic of Brazil 8.00% due 01/15/18                                       40,000             42,360
Federative Republic of Brazil 10.50% due 07/14/14                                      75,000             90,787
Federative Republic of Brazil 12.50% due 01/05/16(5)                                  925,000            399,830
Province of Quebec 7.50% due 09/15/29                                                  81,000            107,304
Republic of Argentina 4.01% due 08/03/12(13)                                          620,000            496,930
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                     205,000            290,338
Republic of Turkey 9.00% due 06/30/11                                                  75,000             86,344
Republic of Turkey 11.88% due 01/15/30                                                210,000            308,175
Republic of Uruguay 17.75% due 02/04/06(5)                                    UYU  10,300,000            228,889
Republic of Venezuela 8.50% due 10/08/14                                               40,000             44,400
Republic of Venezuela 9.25% due 09/15/27                                              280,000            331,240
Russian Federation 5.00% due 03/31/30(10)                                             281,000            322,807
United Mexican States, Series A 6.63% due 03/03/15                                     40,000             43,460
United Mexican States, Series MTNA 6.75% due 09/27/34                                 467,000            497,355
United Mexican States, Series MTNA 7.50% due 04/08/33                                  47,000             54,520
                                                                                                 ---------------
                                                                                                       3,344,739
                                                                                                 ---------------

HEALTHCARE -- 0.0%

MEDICAL PRODUCTS -- 0.0%
Elan Finance PLC 7.75% due 11/15/11*                                                   80,000             70,400
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                    287,773            298,597

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                     29,000             29,946

MULTI-INDUSTRY -- 0.3%
Tyco International Group SA 6.13% due 01/15/09                                         15,000             15,564
Tyco International Group SA 6.38% due 02/15/06                                        210,000            211,402
Tyco International Group SA 6.38% due 10/15/11                                        215,000            229,165
Tyco International Group SA 6.75% due 02/15/11                                        179,000            193,339
                                                                                                 ---------------
                                                                                                         978,013
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
Grupo Televisa SA 6.63% due 03/18/25                                          $       145,000    $       145,545
Telenet Group Holding NV 11.50% due 06/15/14*(10)                                     150,000            122,625
                                                                                                 ---------------
                                                                                                         268,170
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 1.0%

TELECOMMUNICATIONS -- 1.0%
France Telecom SA 8.50% due 03/01/31                                                  375,000            502,558
Telecom Italia Capital SA 4.00% due 01/15/10*                                          63,000             60,493
Telecom Italia Capital SA 5.25% due 10/01/15                                          190,000            186,700
Telecom Italia Capital SA 6.00% due 09/30/34*                                         731,000            716,339
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                            450,000            455,350
Telefonica Europe BV 7.75% due 09/15/10                                               260,000            293,102
TELUS Corp. 7.50% due 06/01/07                                                        101,000            105,470
TELUS Corp. 8.00% due 06/01/11                                                         78,000             89,235
                                                                                                 ---------------
                                                                                                       2,409,247
                                                                                                 ---------------

MATERIALS -- 0.5%

CHEMICALS -- 0.2%
Yara International ASA 5.25% due 12/15/14*                                            390,000            384,994

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                          30,000             30,525

METALS & MINERALS -- 0.3%
Alcan, Inc. 6.45% due 03/15/11                                                        130,000            138,959
Inco, Ltd. 7.20% due 09/15/32                                                         320,000            370,970
Noranda, Inc. 8.38% due 02/15/11                                                       39,000             44,377
Teck Cominco, Ltd. 6.13% due 10/01/35                                                  70,000             68,644
                                                                                                 ---------------
                                                                                                       1,038,469
                                                                                                 ---------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                       70,000             76,701

UTILITIES -- 0.3%

TELEPHONE -- 0.3%
British Telecommunications PLC 7.88% due 12/15/05                                      14,000             14,095
Deutsche Telekom International Finance BV 3.88% due 07/22/08                           20,000             19,618
Deutsche Telekom International Finance BV 8.50% due 06/14/10                          330,000            374,129
Deutsche Telekom International Finance BV 8.75% due 06/16/30                          280,000            361,485
                                                                                                 ---------------
                                                                                                         769,327
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $14,043,310)                                                        14,489,195
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $216,073,852)                                            232,349,022
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
SHORT-TERM INVESTMENT SECURITIES -- 1.6%                                         AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES -- 1.0%
Bank Negara Malaysia Bills zero coupon due 10/13/05                           MYR $ 1,405,000    $       372,459
Prudential Funding Corp. 3.80% due 10/03/05                                         2,100,000          2,099,557
                                                                                                 ---------------
                                                                                                       2,472,016
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.6%
Federal Home Loan Bank Disc. Notes 3.18% due 10/03/05(3)                            1,500,000          1,499,735
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,968,731)                                               3,971,751
                                                                                                 ---------------

REPURCHASE AGREEMENTS -- 1.9%

Agreement with State Street Bank & Trust Co., bearing interest at
  1.75%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $1,075,157 and collateralized by $795,000 of United States
  Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and
  having an approximate value of $1,097,597                                         1,075,000          1,075,000
State Street Bank & Trust Co. Joint Repurchase Agreement(9)                         1,778,000          1,778,000
UBS Securities, LLC Joint Repurchase Agreement(9)                                   1,615,000          1,615,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $4,468,000)                                                          4,468,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
   (cost $224,510,583)@                                            100.2%                            240,788,773
Liabilities in excess of other assets --                            (0.2)                               (491,222)
                                                                   -----                         ---------------
NET ASSETS --                                                      100.0%                        $   240,297,551
                                                                   =====                         ===============

----------
+    Non-income producing security
* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $14,333,386 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Denominated in United States dollars unless otherwise indicated.
(2) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2005.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  Bond in default
(5)  Fair valued security; see Note 2.
(6)  Illiquid security
(7)  Commercial Mortgage-Backed Security
(8)  Collateralized Mortgage Obligation
(9)  See Note 2 for details of Joint Repurchase Agreements
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Consists of more than one class of securities traded together as a unit.
(12) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(14) Company has filed for Chapter 11 bankruptcy protection.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool
                of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

OPEN FUTURES CONTRACTS

                                                                          VALUE AS OF      UNREALIZED
NUMBER OF                                  EXPIRATION       VALUE AT     SEPTEMBER 30,    APPRECIATION
CONTRACTS     DESCRIPTION                     DATE         TRADE DATE        2005        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 20 Long      U.S. Treasury 2 YR Note     December 2005   $  4,140,070   $   4,117,812   $      (22,258)
 14 Short     U.S. Treasury 5 YR Note     December 2005      1,512,826       1,496,031           16,795
                                                                                         --------------
                                                                                         $       (5,463)
                                                                                         ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               APPRECIATION
-------------------------------------------------------------------------------------------------------
*CHF        400,000              USD         312,356                12/21/05           $          1,081
*CZK      7,640,000              USD         312,385                12/21/05                        876
*EUR        650,000              USD         790,626                10/04/05                      9,275
*EUR        520,000              USD         626,265                11/01/05                        344
*GBP         30,000              USD          54,085                10/04/05                      1,175
*GBP        230,000              USD         407,184                11/01/05                      1,746
 HUF     15,990,000              USD          77,265                12/21/05                        656
*ILS      1,410,000              USD         310,226                12/21/05                      3,116
*JPY    911,540,000              USD       8,113,697                10/04/05                     80,508
*JPY    626,240,000              USD       5,548,057                11/01/05                     12,626
 KRW    161,000,000              USD         155,031                12/21/05                        666
*NOK      1,570,000              USD         242,847                12/21/05                      2,284
*PEN        750,000              USD         225,398                12/21/05                        544
*PHP     29,700,000              USD         533,970                12/22/05                      8,493
*PLN        985,000              USD         302,737                12/21/05                      1,038
*SKK      2,395,000              USD          76,930                12/21/05                      2,676
*TWD     10,100,000              USD         320,794                11/21/05                     15,276
 TWD      4,890,000              USD         149,359                12/21/05                      1,099
*USD        469,315              EUR         390,000                11/01/05                        126
*USD        642,327              CLP     373,400,000                11/10/05                     62,641
*USD        617,792              COP   1,419,120,000                12/21/05                      1,466
*USD        703,226              RUB      20,060,000                12/21/05                      2,058
*USD        584,618              MXN       6,400,000                12/21/05                      3,129
*USD        158,353              ISK      10,000,000                12/21/05                      3,238
*USD        406,515              CLP     217,180,000                12/21/05                      3,328
 USD        172,053              BRL         410,000                12/21/05                      8,101
 USD        100,637              BRL         300,000                02/16/06                     28,674
                                                                                       ----------------
                                                                                                256,240
                                                                                       ----------------

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               DEPRECIATION
-------------------------------------------------------------------------------------------------------
*AUD        400,000              USD         301,953                10/04/05           $         (3,027)
*CLP    415,700,000              USD         713,188                11/10/05                    (71,641)
*CLP    174,880,000              USD         325,841                12/21/05                     (4,178)
*COP    535,000,000              USD         232,205                12/21/05                     (1,252)
 INR      6,800,000              USD         153,603                12/21/05                       (796)
*ISK      4,780,000              USD          75,104                12/21/05                     (2,136)
*MXN      5,150,000              USD         470,669                12/21/05                     (2,284)
 NZD        220,000              USD         149,742                12/21/05                     (1,373)
 PHP      8,800,000              USD         155,642                12/21/05                        (68)
*RUB      9,000,000              USD         316,012                12/21/05                       (416)
 SGD        260,000              USD         154,038                12/21/05                       (130)
 THB     12,780,000              USD         309,979                12/21/05                       (148)
*USD      8,274,742              JPY     911,540,000                10/04/05                   (241,553)
*USD        786,952              EUR         650,000                10/04/05                     (5,601)

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               DEPRECIATION
-------------------------------------------------------------------------------------------------------
*USD        306,168              AUD         400,000                10/04/05           $         (1,187)
*USD         52,956              GBP          30,000                10/04/05                        (46)
*USD      5,539,741              JPY     626,240,000                11/01/05                     (4,310)
*USD        159,031              GBP          90,000                11/01/05                       (381)
*USD        479,995              TWD      14,990,000                11/21/05                    (26,558)
*USD        387,646              SKK      12,120,000                12/21/05                    (11,880)
*USD        308,256              PLN         985,000                12/21/05                     (6,557)
*USD        317,441              CZK       7,640,000                12/21/05                     (5,933)
*USD        160,418              CHF         200,000                12/21/05                     (4,781)
*USD        228,172              PEN         750,000                12/21/05                     (3,318)
*USD         88,138              NOK         560,000                12/21/05                     (2,332)
*USD        305,952              ILS       1,395,000                12/21/05                     (2,108)
 USD        152,783              TRY         210,000                12/21/05                       (583)
*USD        156,360              ZAR       1,000,000                12/21/05                       (285)
*USD        526,899              PHP      29,700,000                12/22/05                     (1,422)
 USD        290,702              ARS         850,000                03/15/06                       (957)
 USD        359,621              CNY       2,820,000                09/20/06                       (414)
*ZAR      3,000,000              USD         463,872                12/21/05                     (4,352)
                                                                                       ----------------
                                                                                               (412,007)
                                                                                       ----------------
Net Unrealized Appreciation (Depreciation)                                             $       (155,767)
                                                                                       ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
ILS -- Israeli Shekel
INR -- Indian Rupee
ISK -- Iceland Krona
JPY -- Japanese Yen
KRW -- South Korean Won
MYR -- Malaysian Ringgit
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PEN -- Peruvian Nouveau Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Treasuries                                24.1%
Financial Services                             23.8
U.S. Government Agencies                        5.8
Insurance                                       5.1
Banks                                           4.2
Telecommunications                              3.3
Broadcasting & Media                            3.1
Electric Utilities                              2.5
Energy Sources                                  2.2
Drugs                                           1.9
Real Estate Investment Trusts                   1.9
Health Services                                 1.6
Food, Beverage & Tobacco                        1.5
Foreign Government                              1.5
Leisure & Tourism                               1.5
Energy Services                                 1.3
Computers & Business Equipment                  1.2
Repurchase Agreements                           1.0
Apparel & Textiles                              0.8
Automotive                                      0.8
Chemicals                                       0.8
Computer Software                               0.8
Internet Content                                0.8
Real Estate Companies                           0.8
Aerospace & Military Technology                 0.7
Forest Products                                 0.7
Multi-Industry                                  0.7
Retail                                          0.7
Business Services                               0.5
Housing & Household Durables                    0.5
Telephone                                       0.5
Electronics                                     0.4
Metals & Minerals                               0.4
Entertainment Products                          0.3
Medical Products                                0.3
Municipal Bonds                                 0.3
Gas & Pipeline Utilities                        0.2
Machinery                                       0.2
Plastic                                         0.2
Transportation                                  0.2
Communication Equipment                         0.1
Computer Services                               0.1
Education                                       0.1
Electrical Equipment                            0.1
Household & Personal Products                   0.1
                                               ----
                                               99.6%
                                               ====

CREDIT QUALITY+#

Government - Treasury                          29.6%
Government - Agency                             5.7
AAA                                            17.1
AA                                              1.0
A                                              15.5
BBB                                            23.2
BB                                              2.8
B                                               0.7
CCC                                             0.3
Not rated@                                      4.1
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 15.8%                                                             SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.6%

APPAREL & TEXTILES -- 0.8%
Coach, Inc.+                                                                           10,820    $       339,315
NIKE, Inc., Class B                                                                    12,415          1,014,057

AUTOMOTIVE -- 0.2%
Advanced Auto Parts, Inc.+                                                             10,967            424,204

RETAIL -- 0.6%
Home Depot, Inc.                                                                        4,300            164,002
J.C. Penney Co., Inc.                                                                   3,575            169,527
Lowe's Cos., Inc.                                                                       5,290            340,676
Staples, Inc.                                                                           3,642             77,647
Urban Outfitters, Inc.+                                                                 3,000             88,200
Wal-Mart Stores, Inc.                                                                   2,700            118,314
Walgreen Co.                                                                            1,900             82,555
                                                                                                 ---------------
                                                                                                       2,818,497
                                                                                                 ---------------

CONSUMER STAPLES -- 0.5%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Altria Group, Inc.                                                                      3,700            272,727
Coca-Cola Co.                                                                           4,100            177,079
Diageo PLC Sponsored ADR                                                                1,700             98,617
PepsiCo, Inc.                                                                           2,900            164,459

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Procter & Gamble Co.                                                                    2,600            154,596
                                                                                                 ---------------
                                                                                                         867,478
                                                                                                 ---------------

ENERGY -- 1.4%

ENERGY SERVICES -- 0.5%
BJ Services Co.                                                                         8,170            294,038
Southern Co.                                                                            3,900            139,464
Suncor Energy, Inc.                                                                     6,905            417,960

ENERGY SOURCES -- 0.9%
ChevronTexaco Corp.                                                                     6,000            388,380
ConocoPhillips                                                                          3,200            223,712
Exxon Mobil Corp.                                                                       6,400            406,656
Marathon Oil Corp.                                                                      2,400            165,432
Murphy Oil Corp.                                                                        5,395            269,049
Transocean, Inc.+                                                                       3,000            183,930
                                                                                                 ---------------
                                                                                                       2,488,621
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 3.5%

BANKS -- 0.9%
Bank of America Corp.                                                                   6,170    $       259,757
Commerce Bancorp, Inc.                                                                  8,975            275,443
North Fork Bancorp., Inc.                                                               3,650             93,075
U.S. Bancorp                                                                            4,600            129,168
Wachovia Corp.                                                                          4,100            195,119
Wells Fargo & Co.                                                                      12,130            710,454

FINANCIAL SERVICES -- 1.3%
American Express Co.                                                                    8,995            516,673
Capital One Financial Corp.                                                             3,700            294,224
Citigroup, Inc.                                                                         5,903            268,704
Goldman Sachs Group, Inc.                                                               4,865            591,487
J.P. Morgan Chase & Co.                                                                 5,700            193,401
Merrill Lynch & Co., Inc.                                                               5,000            306,750
SLM Corp.                                                                               1,275             68,391

INSURANCE -- 1.3%
Aetna, Inc.                                                                            17,725          1,526,831
Allstate Corp.                                                                          1,900            105,051
Berkshire Hathaway, Inc., Class B+                                                        208            568,048
Chubb Corp.                                                                             1,900            170,145
                                                                                                 ---------------
                                                                                                       6,272,721
                                                                                                 ---------------

HEALTHCARE -- 2.9%

DRUGS -- 1.5%
Abbott Laboratories                                                                     4,500            190,800
Amgen, Inc.+                                                                            2,500            199,175
Genentech, Inc.+                                                                       13,240          1,114,941
Genzyme Corp.+                                                                          2,400            171,936
Invitrogen Corp.+                                                                       2,845            214,029
Pfizer, Inc.                                                                            7,462            186,326
Schering-Plough Corp.                                                                   7,600            159,980
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     13,085            437,301

HEALTH SERVICES -- 1.1%
UnitedHealth Group, Inc.                                                               31,955          1,795,871
Wellpoint, Inc.+                                                                        3,000            227,460

MEDICAL PRODUCTS -- 0.3%
Cardinal Health, Inc.                                                                   2,000            126,880
Johnson & Johnson                                                                       4,600            291,088
Medtronic, Inc.                                                                         3,100            166,222
                                                                                                 ---------------
                                                                                                       5,282,009
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 1.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Alliant Techsystems, Inc.+                                                              1,300             97,045
Goodrich Corp.                                                                          3,000            133,020
Lockheed Martin Corp.                                                                   3,935            240,193
United Technologies Corp.                                                               5,600            290,304

ELECTRICAL EQUIPMENT -- 0.1%
Ametek, Inc.                                                                            3,400            146,098

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.2%
Dover Corp.                                                                             5,000    $       203,950
IDEX Corp.                                                                              3,000            127,650

MULTI-INDUSTRY -- 0.4%
3M Co.                                                                                  1,400            102,704
Danaher Corp.                                                                           2,400            129,192
General Electric Co.                                                                   11,100            373,737
ITT Industries, Inc.                                                                    1,017            115,531
                                                                                                 ---------------
                                                                                                       1,959,424
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.6%

BROADCASTING & MEDIA -- 0.3%
News Corp., Class A                                                                    18,300            285,297
Time Warner, Inc.                                                                      11,346            205,476

LEISURE & TOURISM -- 0.3%
Carnival Corp.(11)                                                                      3,100            154,938
Harrah's Entertainment, Inc.                                                            1,600            104,304
Hilton Hotels Corp.                                                                     5,200            116,064
McDonald's Corp.                                                                        1,900             63,631
Royal Caribbean Cruises, Ltd.                                                           2,377            102,686
                                                                                                 ---------------
                                                                                                       1,032,396
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 3.9%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                          5,200            232,700
Symbol Technologies, Inc.                                                                 228              2,207

COMPUTER SERVICES -- 0.1%
Symantec Corp.+                                                                         7,600            172,216

COMPUTER SOFTWARE -- 0.8%
Adobe Systems, Inc.                                                                     3,100             92,535
Electronic Arts, Inc.+                                                                 13,870            789,064
Microsoft Corp.                                                                        15,400            396,242
Oracle Corp.+                                                                           9,500            117,705
Pixar+                                                                                  2,800            124,628

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
Apple Computer, Inc.+                                                                  32,980          1,768,058
Dell, Inc.+                                                                             2,800             95,760
EMC Corp.+                                                                              9,100            117,754
International Business Machines Corp.                                                   1,283            102,922

ELECTRONICS -- 0.4%
Applied Materials, Inc.                                                                 6,000            101,760
Intel Corp.                                                                             7,400            182,410
L-3 Communications Holdings, Inc.                                                       1,400            110,698
National Semiconductor Corp.                                                            5,000            131,500
Texas Instruments, Inc.                                                                 8,300            281,370

INTERNET CONTENT -- 0.8%
eBay, Inc.+                                                                            15,155            624,386
Yahoo!, Inc.+                                                                          23,145            783,227

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                          SHARES             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.5%
BellSouth Corp.                                                                         5,000    $       131,500
Cisco Systems, Inc.+                                                                    8,200            147,026
Corning, Inc.+                                                                          5,700            110,181
Motorola, Inc.                                                                          7,100            156,839
Sprint Corp.                                                                            7,800            185,484
Verizon Communications, Inc.                                                            3,200            104,608
                                                                                                 ---------------
                                                                                                       7,062,780
                                                                                                 ---------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
du Pont (E.I.) de Nemours & Co.                                                         4,300            168,431
Huntsman Corp.+                                                                         5,810            113,586
                                                                                                 ---------------
                                                                                                         282,017
                                                                                                 ---------------

UTILITIES -- 0.2%

ELECTRIC UTILITIES -- 0.2%
AES Corp.+                                                                              9,915            162,903
FPL Group, Inc.                                                                         3,100            147,560
TXU Corp.                                                                               1,300            146,744
                                                                                                 ---------------
                                                                                                         457,207
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $22,874,889)                                                                 28,523,150
                                                                                                 ---------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(2)                                    2,000             47,700
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06                                           436             20,993
Federal National Mtg. Assoc. 7.00% due 12/31/19(13)                                       468             25,857
                                                                                                 ---------------
                                                                                                          46,850
                                                                                                 ---------------
TOTAL PREFERRED STOCK (cost $96,664)                                                                      94,550
                                                                                                 ---------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT(1)
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 14.6%

FINANCE -- 14.1%

FINANCIAL SERVICES -- 14.1%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                  $       550,000            537,179
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                          750,000            738,464
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(7)                   85,000             88,374
Bank of America Commercial Mtg., Inc., Series 2005-5 AJ 5.33%
  due 09/10/15(7)                                                                      90,000             90,453
Banc of America Mtg. Securities, Inc., Series 2004-J 2A1 4.80%
  due 11/25/34(8)(13)                                                                 339,897            337,642
Banc of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49%
  due 02/25/35(8)(13)                                                               1,195,445          1,175,901

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(7)                                                             $       930,000    $       917,925
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                   990,000            972,612
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11            500,000            488,010
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88%
  due 06/15/10                                                                        990,000            971,002
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                990,000            949,577
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                500,000            488,282
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(7)                                                                      80,422             82,482
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55%
  due 01/17/35(7)                                                                     200,000            206,579
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(7)                 272,721            280,868
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                 990,000            984,838
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 10/31/05(7)(12)                                                                 930,000            917,268
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.65% due 10/25/05(8)(12)                    817,735            816,018
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                 915,000            894,568
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                 1,100,000          1,054,840
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                       225,000            220,223
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                       277,000            276,221
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3
  4.18% due 01/12/37(7)                                                               600,000            585,506
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 10/10/05(7)                 240,000            255,021
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA A2 3.93%
  due 10/15/05*(7)(13)                                                                 50,000             49,935
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA B 3.98%
  due 10/15/05*(7)(13)                                                                 50,000             49,936
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.63%
  due 10/30/05(8)(12)                                                                 459,011            455,442
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50%
  due 10/30/05(8)(12)                                                                 986,684            970,088
Morgan Stanley Capital I, Inc., Series 2005-T19 AJ 4.99%
  due 10/31/05(7)(12)                                                                 100,000             98,987
Morgan Stanley Capital I, Inc., Series 2005-T19 B 5.06% due 10/31/05(7)(12)            50,000             49,371
Morgan Stanley Capital I, Inc., Series 2005-T19 C 5.16% due 10/31/05(7)(12)            25,000             24,622
Morgan Stanley Capital I, Inc., Series 2005-T19 D 5.29% due 10/31/05(7)(12)            50,000             49,474
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(7)                  1,390,000          1,374,474
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48%
  due 11/15/30(7)                                                                      93,536             97,112
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
  due 02/15/33(7)                                                                     217,200            233,920
Mortgage It Trust, Series 2005-4 A1 4.11% due 10/25/35(8)(13)                         969,402            969,887
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              690,000            668,498
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(7)               500,000            545,993
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                     210,000            226,142
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                    202,000            207,325
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/30/05           230,000            228,013
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                            990,000            961,846
Wachovia Bank Commercial Mtg.Trust, Series 2005-WL5A B 4.00%
  due 01/15/18*(7)(13)                                                                475,000            474,530
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58%
  due 01/25/35(8)(13)                                                               1,159,458          1,140,723
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56%
  due 03/25/35(8)(13)                                                                 908,330            895,795
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/25/35(8)(12)                                                                 820,819            809,525
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                        392,000            391,246
                                                                                                 ---------------
                                                                                                      25,302,737
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                              AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 0.5%

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
IMPAC CMB Trust, Series 2005-4 1A1A 4.10% due 05/25/35(8)(13)                 $       972,928    $       974,028
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (Cost $26,706,932)                                                      26,276,765
                                                                                                 ---------------

BONDS & NOTES -- 59.9%

CONSUMER DISCRETIONARY -- 1.2%

AUTOMOTIVE -- 0.6%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                    10,000              8,400
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                   180,000            175,780
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10                                    15,000             14,700
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                   475,000            575,084
Dana Corp. 5.85% due 01/15/15                                                          10,000              7,844
Dura Operating Corp., Series B 8.63% due 04/15/12                                      13,000             11,570
Ford Motor Co. 6.38% due 02/01/29                                                      17,000             12,197
Ford Motor Co. 7.45% due 07/16/31                                                     355,000            276,900

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.70% due 05/15/14                                                        80,000             79,887
Centex Corp. 7.50% due 01/15/12                                                       120,000            130,909
Centex Corp. 7.88% due 02/01/11                                                       220,000            242,804
Lennar Corp. 7.63% due 03/01/09                                                        90,000             97,092
Pulte Homes, Inc. 7.88% due 08/01/11                                                  100,000            111,455
Pulte Homes, Inc. 8.13% due 03/01/11                                                  185,000            206,774

RETAIL -- 0.1%
Amer Stores Co. 8.00% due 06/01/26                                                     43,000             39,935
Staples, Inc. 7.38% due 10/01/12                                                      185,000            207,863
Wal-Mart Stores, Inc. 5.25% due 09/01/35                                               36,000             34,839
                                                                                                 ---------------
                                                                                                       2,234,033
                                                                                                 ---------------

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Alliance One International, Inc. 12.75% due 11/15/12                                   50,000             45,750
Altria Group, Inc. 7.00% due 11/04/13                                                 385,000            421,407
Archer Daniels Midland Co. 5.38% due 09/15/35                                          15,000             14,534
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                         31,000             40,810
ConAgra Foods, Inc. 6.00% due 09/15/06                                                 27,000             27,338
ConAgra Foods, Inc. 6.75% due 09/15/11                                                300,000            322,581
ConAgra, Inc. 7.13% due 10/01/26                                                       15,000             16,693
Philip Morris Cos., Inc. 6.38% due 02/01/06                                           160,000            160,879
Tyson Foods, Inc. 8.25% due 10/01/11                                                  310,000            357,946
                                                                                                 ---------------
                                                                                                       1,407,938
                                                                                                 ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                              200,000            257,622
                                                                                                 ---------------

ENERGY -- 1.9%

ENERGY SERVICES -- 0.8%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06                              32,000             32,244

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Enterprise Products Operating LP 4.95% due 06/01/10                           $        30,000    $        29,485
Enterprise Products Operating LP 5.00% due 03/01/15                                    15,000             14,232
Hanover Compressor Co. 9.00% due 06/01/14                                              15,000             16,669
Hilcorp Energy I LP 10.50% due 09/01/10*                                               30,000             33,000
Keyspan Corp. 4.90% due 05/16/08                                                       76,000             76,316
Motiva Enterprises, LLC 5.20% due 09/15/12*                                           290,000            291,380
PacifiCorp, Series MBIA 6.38% due 05/15/08                                            280,000            291,799
Petroleum Export Peloil 5.27% due 06/15/11*                                           305,000            307,733
Premcor Refining Group, Inc. 6.13% due 05/01/11                                       220,000            229,900
PSE&G Power, LLC 7.75% due 04/15/11                                                    30,000             33,591
Seitel, Inc. 11.75% due 07/15/11                                                       20,000             22,200

ENERGY SOURCES -- 1.1%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                     420,000            530,289
Amerada Hess Corp. 7.88% due 10/01/29                                                 420,000            515,133
ConocoPhillips 7.00% due 03/30/29                                                      59,000             71,033
El Paso Production Holding Co. 7.75% due 06/01/13                                      75,000             78,375
Encore Acquisition Co. 6.00% due 07/15/15*                                              9,000              8,775
Encore Acquisition Co. 6.25% due 04/15/14                                               6,000              5,970
NRG Energy, Inc. 8.00% due 12/15/13                                                    12,000             12,780
Pemex Project Funding Master Trust 6.13% due 08/15/08                                 260,000            267,800
Pemex Project Funding Master Trust 8.63% due 02/01/22                                 350,000            427,875
Sempra Energy 4.62% due 05/17/07                                                       32,000             31,933
                                                                                                 ---------------
                                                                                                       3,328,512
                                                                                                 ---------------

FINANCE -- 12.3%

BANKS -- 2.1%
American Express Centurion Bank 3.13% due 03/01/15(13)                                 24,000             23,871
Bank of America Corp. 7.40% due 01/15/11                                              600,000            670,058
BankBoston Capital Trust IV 4.39% due 06/08/28(13)                                     36,000             34,852
BB&T Corp. 4.75% due 10/01/12                                                         410,000            406,397
Charter One Bank 6.38% due 05/15/12                                                    83,000             90,040
Credit Suisse First Boston 6.50% due 05/01/08*                                         24,000             25,024
First Maryland Capital II 4.54% due 02/01/27(13)                                       32,000             31,285
HSBC Bank USA, Series BKNT 5.63% due 08/15/35                                          15,000             14,775
Huntington National Bank 4.65% due 06/30/09                                           380,000            378,694
Independence Community Bank Corp. 4.90% due 09/23/10                                   15,000             14,873
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                           27,000             28,100
Key Bank NA 7.00% due 02/01/11                                                         15,000             16,488
MBNA America Bank NA 5.38% due 01/15/08                                               380,000            385,334
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               650,000            677,043
National City Bank 3.38% due 10/15/07                                                  43,000             42,268
NationsBank Corp. 7.80% due 09/15/16                                                   32,000             38,954
NCNB Corp. 9.38% due 09/15/09                                                          80,000             93,067
PNC Bank NA 4.88% due 09/21/17                                                         30,000             29,113
Popular North America, Inc. 4.25% due 04/01/08                                         47,000             46,390
Resona Preferred Global Securities Cayman, Ltd. 7.19% due 07/30/06*(12)                15,000             15,529
U.S. Bancorp 7.50% due 06/01/26                                                       245,000            304,351
US Bank NA 3.90% due 08/15/08                                                           6,000              5,888
Wachovia Corp. 5.50% due 08/01/35                                                      40,000             39,024
Washington Mutual Bank FA 5.50% due 01/15/13                                           38,000             38,808
Washington Mutual Inc. 5.25% due 09/15/17                                              15,000             14,778
Wells Fargo & Co. 3.97% due 09/15/09(13)                                               16,000             16,024
Wells Fargo & Co. 6.38% due 08/01/11                                                  370,000            396,317

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 6.7%
Associates Corp. NA 6.95% due 11/01/18                                        $        15,000    $        17,512
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                         64,000             63,201
Bae Systems Holdings, Inc. 5.20% due 08/15/15*                                         41,000             40,436
Bae Systems Holdings, Inc. 6.40% due 12/15/11*                                         63,000             67,166
Caterpillar Financial Services Corp. 4.30% due 06/01/10                                30,000             29,551
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                31,000             30,797
Citigroup, Inc. 5.00% due 09/15/14                                                  1,244,000          1,237,284
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12                                                                         61,000             64,965
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                           61,000             61,492
ERAC USA Finance Co. 5.60% due 05/01/15*                                              340,000            343,519
ERAC USA Finance Co. 8.00% due 01/15/11*                                              110,000            124,172
Farmers Exchange Capital 7.05% due 07/15/28*                                          630,000            650,467
Ford Motor Credit Co. 5.70% due 01/15/10                                              460,000            417,869
Ford Motor Credit Co. 5.80% due 01/12/09                                               27,000             25,193
Ford Motor Credit Co. 6.38% due 11/05/08                                               33,000             31,720
Ford Motor Credit Co. 7.00% due 10/01/13                                               10,000              9,274
Ford Motor Credit Co. 7.38% due 10/28/09                                              240,000            231,827
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                          43,000             42,138
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                         41,000             41,520
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                        630,000            670,588
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                         53,000             62,340
General Motors Acceptance Corp. 6.07% due 12/01/14(13)                                 20,000             16,814
General Motors Acceptance Corp. 6.88% due 08/28/12                                    220,000            196,891
General Motors Acceptance Corp. 8.00% due 11/01/31                                    105,000             91,683
General Motors Corp. 8.38% due 07/15/33                                               325,000            253,500
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                          350,000            379,421
Household Finance Corp. 4.75% due 07/15/13                                             64,000             62,466
Household Finance Corp. 6.38% due 10/15/11                                            840,000            898,503
ING USA Global Funding Trust 4.50% due 10/01/10                                        30,000             29,592
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                          1,535,000          1,531,140
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                             36,000             35,778
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                            250,000            270,521
John Deere Capital Corp., Series MTND 4.50% due 08/25/08                               72,000             71,719
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                      30,000             32,634
MBNA Corp. 4.63% due 09/15/08                                                          51,000             50,963
Merrill Lynch & Co., Inc. 4.79% due 08/04/10                                           24,000             23,917
Morgan Stanley 4.00% due 01/15/10                                                       2,000              1,936
Morgan Stanley 4.75% due 04/01/14                                                   1,140,000          1,099,832
Morgan Stanley 6.75% due 04/15/11                                                     340,000            369,865
NiSource Finance Corp. 5.45% due 09/15/20                                              15,000             14,673
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                      48,333             50,270
PNC Funding Corp. 5.75% due 08/01/06                                                   39,000             39,380
Pricoa Global Funding I 4.63% due 06/25/12*                                            15,000             14,707
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                            415,000            415,327
PX Escrow Corp. 9.63% due 02/01/06(10)                                                 25,000             24,406
Residential Capital Corp. 6.38% due 06/30/10*                                          62,000             62,811
Residential Capital Corp. 6.88% due 06/30/15*                                          21,000             21,974
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                 44,000             44,313
SB Treasury Co., LLC 9.40% due 06/30/08*(12)                                          480,000            529,715
SLM Corp., Series MTNA 3.69% due 07/27/09(13)                                          15,000             14,988
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                            30,000             29,787
Transamerica Finance Corp. 6.40% due 09/15/08                                          16,000             16,776
Wachovia Bank NA 4.88% due 02/01/15                                                 1,090,000          1,074,814
Xlliac Global Funding 4.80% due 08/10/10*                                              45,000             44,709

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

INSURANCE -- 3.5%
AAG Holding Co., Inc. 6.88% due 06/01/08                                      $       190,000    $       194,621
ACE Capital Trust II 9.70% due 04/01/30                                               400,000            527,459
ACE INA Holdings, Inc. 8.30% due 08/15/06                                             140,000            144,343
Allstate Corp. 7.20% due 12/01/09                                                      38,000             41,350
Allstate Financial Global Funding, LLC 5.25% due 02/01/07*                             15,000             15,093
Allstate Financing II 7.83% due 12/01/45                                               53,000             56,337
American Financial Group, Inc. 7.13% due 04/15/09                                     280,000            299,427
Americo Life, Inc. 7.88% due 05/01/13*                                                 22,000             22,860
Chubb Corp. 6.00% due 11/15/11                                                         21,000             22,183
Equitable Cos., Inc. 7.00% due 04/01/28                                               160,000            186,742
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                     55,000             54,408
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                 340,000            389,349
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                             350,000            408,084
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                49,000             61,829
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                        190,000            185,654
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                         15,000             13,911
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                      320,000            325,351
MetLife, Inc. 5.70% due 06/15/35                                                      550,000            546,745
Metropolitan Life Global Funding 4.63% due 08/19/10*                                   15,000             14,898
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                 33,000             32,507
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                 13,000             13,438
MONY Group, Inc. 7.45% due 12/15/05                                                   215,000            216,193
Ohio Casualty Corp. 7.30% due 06/15/14                                                 33,000             35,568
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                          390,000            374,915
ReliaStar Financial Corp. 8.00% due 10/30/06                                          250,000            257,283
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                       260,000            262,319
Torchmark Corp. 6.25% due 12/15/06                                                    210,000            213,283
Travelers Property Casualty Corp. 6.38% due 03/15/33                                  330,000            342,448
Unitrin, Inc. 4.88% due 11/01/10                                                      295,000            290,762
W.R. Berkley Capital Trust 8.20% due 12/15/45                                         380,000            390,129
W.R. Berkley Corp. 5.60% due 05/15/15                                                  70,000             69,943
Willis Group North America, Inc. 5.63% due 07/15/15                                   145,000            144,067
XL Capital, Ltd. 5.25% due 09/15/14                                                   165,000            159,176
                                                                                                 ---------------
                                                                                                      22,268,876
                                                                                                 ---------------

HEALTHCARE -- 0.9%

DRUGS -- 0.4%
Genentech, Inc. 5.25% due 07/15/35*                                                    76,000             73,226
Merck & Co., Inc. 2.50% due 03/30/07                                                   24,000             23,276
Pfizer, Inc. 2.50% due 03/15/07                                                        44,000             42,787
Wyeth 6.95% due 03/15/11                                                              460,000            505,303

HEALTH SERVICES -- 0.5%
HCA, Inc. 6.95% due 05/01/12                                                           35,000             36,002
Humana, Inc. 7.25% due 08/01/06                                                       440,000            447,404
Psychiatric Solutions, Inc. 7.75% due 07/15/15*                                        20,000             20,650
Tenet Healthcare Corp. 7.38% due 02/01/13                                              25,000             23,687
UnitedHealth Group, Inc. 7.50% due 11/15/05(3)                                        380,000            381,181
Universal Hospital Services, Inc. 10.13% due 11/01/11                                  30,000             30,750

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(10)                                            20,000             11,400
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(6)                             25,000                  0
                                                                                                 ---------------
                                                                                                       1,595,666
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 0.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                             $       170,000    $       179,702
Raytheon Co. 6.75% due 08/15/07                                                        45,000             46,500

BUSINESS SERVICES -- 0.5%
Affinity Group, Inc. 9.00% due 02/15/12                                                10,000             10,000
Hertz Corp. 4.70% due 10/02/06                                                          6,000              5,935
Hertz Corp. 6.90% due 08/15/14                                                         24,000             22,229
Hertz Corp. 7.40% due 03/01/11                                                         59,000             57,172
Hertz Corp. 7.63% due 06/01/12                                                         25,000             24,003
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             510,000            518,731
Monitronics International, Inc. 11.75% due 09/01/10                                    20,000             20,200
Monsanto Co. 5.50% due 08/15/25                                                        76,000             74,027
PHH Corp. 6.00% due 03/01/08                                                           41,000             41,704
Rent-Way, Inc. 11.88% due 06/15/10                                                     24,000             26,400
Service Corp. International 6.75% due 04/01/16                                         15,000             15,075

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% due 02/15/10                                        41,000             44,982

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                  17,000             20,921
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                  16,000             20,294
Dominion Resources, Inc. 5.95% due 06/15/35                                            20,000             19,538
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                              148,356            162,664
Navistar International Corp. 6.25% due 03/01/12                                        14,000             13,300
Norfolk Southern Corp. 5.59% due 05/17/25                                              32,000             31,988
                                                                                                 ---------------
                                                                                                       1,355,365
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 4.3%

BROADCASTING & MEDIA -- 2.8%
AOL Time Warner, Inc. 7.63% due 04/15/31                                              450,000            527,189
Chancellor Media Corp. 8.00% due 11/01/08                                             390,000            419,940
Charter Communications Holdings, LLC 11.13% due 01/15/11                               50,000             38,500
Clear Channel Communications, Inc. 5.00% due 03/15/12                                 130,000            124,281
Clear Channel Communications, Inc. 6.88% due 06/15/18                                  30,000             30,755
Clear Channel Communications, Inc. 7.65% due 09/15/10                                 330,000            358,200
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                  80,000            101,506
Comcast Corp. 5.65% due 06/15/35                                                      230,000            214,995
Cox Communications, Inc. 5.45% due 12/15/14                                           480,000            476,878
Cox Communications, Inc. 7.63% due 06/15/25                                            18,000             20,734
Cox Communications, Inc. 7.75% due 11/01/10                                           424,000            469,185
Liberty Media Corp. 7.75% due 07/15/09                                                370,000            387,810
News America Holdings, Inc. 7.60% due 10/11/15                                        160,000            185,879
News America, Inc. 5.30% due 12/15/14                                                 315,000            314,324
News America, Inc. 7.30% due 04/30/28                                                  15,000             16,652
Nexstar Finance, Inc. 7.00% due 01/15/14                                               50,000             45,000
Paxson Communications Corp. 12.25% due 01/15/09(10)                                    45,000             43,650
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                   33,000             40,029
Time Warner, Inc. 6.63% due 05/15/29                                                   38,000             39,748
Turner Broadcasting, Inc. 8.38% due 07/01/13                                          140,000            164,995
USA Interactive 7.00% due 01/15/13                                                    370,000            390,074
Viacom, Inc. 7.88% due 07/30/30                                                       480,000            561,375
Young Broadcasting, Inc. 10.00% due 03/01/11                                           25,000             23,625

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.3%
Walt Disney Co. 5.38% due 06/01/07                                            $       500,000    $       505,573

LEISURE & TOURISM -- 1.2%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                   35,000             32,117
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                 73,215             70,617
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                       70,730             58,820
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                       19,623             20,324
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                           3,961              3,937
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                    25,000             26,125
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08               450,000            447,616
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                61,593             59,535
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09                10,754              9,423
Delta Air Lines, Inc. 8.30% due 12/15/29+(4)(14)                                       15,000              2,700
Delta Air Lines, Inc. 10.00% due 08/15/08+(4)(14)                                      15,000              2,700
GTECH Holdings Corp. 4.50% due 12/01/09                                               340,000            313,228
GTECH Holdings Corp. 4.75% due 10/15/10                                                70,000             63,968
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                       190,000            191,795
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                       80,000             79,085
Harrah's Operating Co., Inc. 5.75% due 10/01/17*                                       15,000             14,682
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                       440,000            491,966
MGM Mirage, Inc. 5.88% due 02/27/14                                                    30,000             28,500
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                     15,000             14,925
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                    320,000            341,661
Worldspan LP 10.04% due 02/15/11*(13)                                                  20,000             17,600
                                                                                                 ---------------
                                                                                                       7,792,221
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 1.5%

COMPUTER SERVICES -- 0.0%
Activant Solutions, Inc. 9.50% due 04/01/10*(13)                                        5,000              5,100
Sungard Data Systems, Inc. 10.25% due 08/15/15*                                        25,000             25,312
Unisys Corp. 8.00% due 10/15/12                                                        10,000              9,825

TELECOMMUNICATIONS -- 1.5%
American Cellular Corp., Series B 10.00% due 08/01/11                                  35,000             38,150
AT&T Broadband Corp. 8.38% due 03/15/13                                               450,000            532,426
AT&T Corp. 9.05% due 11/15/05                                                         114,000            128,392
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       628,000            714,976
Corning, Inc. 5.90% due 03/15/14                                                       18,000             18,262
Corning, Inc. 6.85% due 03/01/29                                                       17,000             17,157
GTE Corp. 6.94% due 04/15/28                                                           15,000             16,397
ICO North America, Inc. 7.50% due 08/15/09(5)(6)                                        5,000              5,375
LCI International, Inc. 7.25% due 06/15/07                                            100,000             97,500
Motorola, Inc. 6.50% due 09/01/25                                                      61,000             66,462
SBC Communications, Inc. 5.10% due 09/15/14                                           370,000            366,639
Sprint Capital Corp. 6.13% due 11/15/08                                               180,000            186,916
Sprint Capital Corp. 6.88% due 11/15/28                                               214,000            236,401
Sprint Capital Corp. 7.63% due 01/30/11                                               210,000            234,991
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(6)                    25,000                  0
Verizon New York, Inc. 6.88% due 04/01/12                                              15,000             16,047
                                                                                                 ---------------
                                                                                                       2,716,328
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS -- 1.4%

CHEMICALS -- 0.5%
BCI US Finance Corp. 9.10% due 07/15/10*(13)                                  $        50,000    $        50,500
Cytec Industries, Inc. 5.50% due 10/01/10                                              15,000             14,936
Cytec Industries, Inc. 6.00% due 10/01/15                                              45,000             44,833
Dow Chemical Co. 7.38% due 03/01/23                                                    33,000             39,212
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                      6,000              5,876
ICI North America, Inc. 8.88% due 11/15/06                                             30,000             31,302
Lubrizol Corp. 4.63% due 10/01/09                                                     305,000            299,828
Lubrizol Corp. 5.88% due 12/01/08                                                      15,000             15,396
Lubrizol Corp. 6.50% due 10/01/34                                                     275,000            288,328
Packaging Corp. of America 5.75% due 08/01/13                                          16,000             15,479

FOREST PRODUCTS -- 0.7%
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)                               20,000                  0
Georgia Pacific Corp. 8.00% due 01/15/14                                               15,000             16,425
Neenah Paper, Inc. 7.38% due 11/15/14                                                  10,000              9,625
Pliant Corp. 11.13% due 09/01/09                                                       24,000             20,640
Temple-Inland, Inc. 7.88% due 05/01/12                                                420,000            464,376
Weyerhaeuser Co. 6.75% due 03/15/12                                                   250,000            270,138
Weyerhaeuser Co. 7.38% due 03/15/32                                                   460,000            520,361

METALS & MINERALS -- 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34                                            15,000             14,745
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                         15,000             14,756
Newmont Mining Corp. 8.63% due 05/15/11                                                15,000             17,644

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% due 04/15/08*                                                  275,000            276,347
Sealed Air Corp. 5.63% due 07/15/13*                                                   65,000             65,178
                                                                                                 ---------------
                                                                                                       2,495,925
                                                                                                 ---------------

MUNICIPAL BONDS -- 0.3%

MUNICIPAL BONDS -- 0.3%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                 290,000            290,917
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30%
  due 07/01/08                                                                        100,000            104,411
Southern California Public Power Authority Project, Series B 6.93%
  due 05/15/17                                                                        125,000            147,015
                                                                                                 ---------------
                                                                                                         542,343
                                                                                                 ---------------

REAL ESTATE -- 2.2%

REAL ESTATE COMPANIES -- 0.8%
EOP Operating LP 6.75% due 02/15/12                                                   120,000            129,783
EOP Operating LP 8.38% due 03/15/06                                                    42,000             42,728
ERP Operating LP 5.13% due 03/15/16                                                   125,000            123,131
ERP Operating LP 6.63% due 03/15/12                                                   370,000            400,430
Liberty Property LP 7.25% due 03/15/11                                                200,000            219,272
Liberty Property LP 8.50% due 08/01/10                                                220,000            250,874
Regency Centers LP 5.25% due 08/01/15*                                                180,000            178,415
Susa Partnership LP 6.95% due 07/01/06                                                 95,000             96,580

REAL ESTATE INVESTMENT TRUSTS -- 1.4%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                           490,000            545,704
Developers Diversified Realty Corp. 5.00% due 05/03/10                                390,000            387,678

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Health Care Property Investors, Inc. 6.00% due 03/01/15                       $       280,000    $       288,212
Health Care Property Investors, Inc. 6.45% due 06/25/12                                40,000             42,231
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                      295,000            330,018
Regency Centers LP 7.75% due 04/01/09                                                 110,000            120,088
Simon Property Group LP 4.60% due 06/15/10                                            215,000            212,015
Simon Property Group LP 5.10% due 06/15/15                                            200,000            196,038
Spieker Properties LP 7.65% due 12/15/10                                              310,000            351,201
                                                                                                 ---------------
                                                                                                       3,914,398
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 5.6%

U.S. GOVERNMENT AGENCIES -- 5.6%
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                       130,000            129,794
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                       434,783            426,060
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                       287,556            281,849
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                       181,584            177,980
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                       149,808            146,653
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                       137,567            137,648
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                       347,268            347,442
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                       197,837            201,324
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                        20,670             21,349
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                        36,571             37,724
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34                                        50,203             51,628
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                       120,000            132,464
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                        37,465             39,149
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                        21,418             21,761
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                         2,225              2,396
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(8)                      11,926             11,928
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(8)                     96,000            101,118
Federal National Mtg. Assoc. 3.38% due 05/15/07                                        70,000             68,896
Federal National Mtg. Assoc. 4.25% due 08/15/10                                        13,000             12,833
Federal National Mtg. Assoc. 4.50% due 02/01/35                                       144,572            137,982
Federal National Mtg. Assoc. 4.56% due 01/01/15                                       982,331            965,906
Federal National Mtg. Assoc. 5.00% due 03/01/18                                       271,148            270,621
Federal National Mtg. Assoc. 5.00% due 06/01/19                                       101,280            101,050
Federal National Mtg. Assoc. 5.00% due 03/01/34                                       362,538            355,401
Federal National Mtg. Assoc. 5.25% due 08/01/12                                        23,000             23,629
Federal National Mtg. Assoc. 5.50% due 03/01/18                                       105,446            107,014
Federal National Mtg. Assoc. 5.50% due 07/01/19                                       132,071            134,031
Federal National Mtg. Assoc. 5.50% due 06/01/20                                       197,748            200,693
Federal National Mtg. Assoc. 5.50% due 12/01/33                                       735,724            736,065
Federal National Mtg. Assoc. 5.50% due 05/01/34                                        39,494             39,512
Federal National Mtg. Assoc. 5.50% due 06/01/34                                        86,568             86,574
Federal National Mtg. Assoc. 5.94% due 11/01/11                                       858,181            903,519
Federal National Mtg. Assoc. 6.00% due 06/01/17                                        57,282             58,932
Federal National Mtg. Assoc. 6.00% due 12/01/33                                       164,087            166,856
Federal National Mtg. Assoc. 6.00% due 05/01/34                                       132,787            135,036
Federal National Mtg. Assoc. 6.00% due 08/01/34                                       124,609            126,731
Federal National Mtg. Assoc. 6.00% due 10/01/34                                       201,893            205,311
Federal National Mtg. Assoc. 6.00% due 06/01/35                                       249,185            253,406
Federal National Mtg. Assoc. 6.06% due 09/01/11                                       277,857            293,444
Federal National Mtg. Assoc. 6.11% due 05/01/11                                       312,899            331,029
Federal National Mtg. Assoc. 6.27% due 11/01/07                                        76,798             78,472

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.31% due 02/01/11                               $       944,736    $       998,415
Federal National Mtg. Assoc. 6.34% due 01/01/08                                        17,054             17,473
Federal National Mtg. Assoc. 6.36% due 07/01/08                                       105,467            108,642
Federal National Mtg. Assoc. 6.43% due 01/01/08                                        22,545             23,139
Federal National Mtg. Assoc. 6.50% due 08/01/16                                        43,826             45,333
Federal National Mtg. Assoc. 6.50% due 09/01/32                                       177,149            182,528
Federal National Mtg. Assoc. 6.50% due 04/01/34                                       102,149            105,144
Federal National Mtg. Assoc. 6.59% due 11/01/07                                        89,996             92,365
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(8)                   1,000              1,009
Government National Mtg. Assoc. 6.00% due 02/15/33                                    143,212            146,718
Government National Mtg. Assoc. 7.00% due 04/15/23                                      3,425              3,619
Government National Mtg. Assoc. 7.00% due 05/15/23                                      1,926              2,035
Government National Mtg. Assoc. 7.00% due 09/15/28                                      6,266              6,596
Government National Mtg. Assoc. 7.00% due 11/15/28                                     87,154             91,753
Government National Mtg. Assoc. 7.00% due 03/15/29                                     27,329             28,756
Government National Mtg. Assoc. 7.00% due 07/15/31                                     79,523             83,636
Government National Mtg. Assoc. 7.50% due 01/15/32                                     38,317             40,692
Government National Mtg. Assoc. 8.00% due 02/15/30                                      9,852             10,551
Government National Mtg. Assoc. 8.50% due 11/15/17                                      6,606              7,163
Government National Mtg. Assoc. 9.00% due 11/15/21                                      1,620              1,776
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35(8)                3,484              3,664
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(8)               26,204             27,588
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(8)               16,424             17,305
Tennessee Valley Authority 4.65% due 06/15/35                                          36,000             34,279
                                                                                                 ---------------
                                                                                                      10,141,389
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 24.1%

U.S. TREASURIES -- 24.1%
United States Treasury Bond Strip zero coupon due 11/15/21(3)                       1,900,000            897,231
United States Treasury Bond Strip zero coupon due 11/15/27                            900,000            323,519
United States Treasury Bonds 5.38% due 02/15/31                                        18,000             20,166
United States Treasury Bonds 5.50% due 08/15/28                                     1,000,000          1,123,594
United States Treasury Bonds 6.25% due 08/15/23                                     1,460,000          1,745,783
United States Treasury Bonds 6.38% due 08/15/27                                     1,550,000          1,920,789
United States Treasury Bonds 6.63% due 02/15/27                                       250,000            317,363
United States Treasury Bonds 6.88% due 08/15/25                                     1,300,000          1,675,883
United States Treasury Bonds 7.13% due 02/15/23                                     1,050,000          1,362,375
United States Treasury Bonds 7.50% due 11/15/24                                       500,000            680,977
United States Treasury Bonds 11.25% due 02/15/15                                    2,650,000          4,040,527
United States Treasury Inflation Indexed Notes 1.88% due 07/15/13                   2,765,698          2,802,863
United States Treasury Inflation Indexed Notes 3.50% due 01/15/11                   3,114,993          3,430,751
United States Treasury Notes 2.25% due 02/15/07                                         2,000              1,949
United States Treasury Notes 2.63% due 05/15/08                                     2,500,000          2,404,103
United States Treasury Notes 2.75% due 07/31/06                                     1,000,000            989,258
United States Treasury Notes 3.25% due 08/15/07                                     2,800,000          2,754,500
United States Treasury Notes 3.25% due 08/15/08(3)                                  5,900,000          5,751,119
United States Treasury Notes 3.38% due 02/28/07                                     1,700,000          1,681,404
United States Treasury Notes 3.38% due 02/15/08                                     2,800,000          2,749,468
United States Treasury Notes 3.38% due 10/15/09                                        46,000             44,579
United States Treasury Notes 3.63% due 01/15/10                                        32,000             31,261
United States Treasury Notes 3.88% due 05/15/10                                        47,000             46,330
United States Treasury Notes 4.00% due 04/15/10                                     3,000,000          2,972,694
United States Treasury Notes 4.25% due 08/15/14                                        74,000             73,538

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Notes 4.25% due 08/15/15                               $        46,000    $        45,713
United States Treasury Notes 4.88% due 02/15/12                                        35,000             36,180
United States Treasury Notes 5.00% due 08/15/11                                         8,000              8,313
United States Treasury Notes 5.63% due 05/15/08                                     3,000,000          3,105,819
United States Treasury Notes 6.50% due 10/15/06(3)                                    300,000            307,044
                                                                                                 ---------------
                                                                                                      43,345,093
                                                                                                 ---------------

UTILITIES -- 2.5%

ELECTRIC UTILITIES -- 2.3%
AEP Texas North Co., Series B 5.50% due 03/01/13                                      180,000            183,740
AES Corp. 7.75% due 03/01/14                                                           50,000             53,000
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                         73,000             73,710
Arizona Public Service Co. 5.80% due 06/30/14                                         380,000            398,039
Calpine Corp. 4.75% due 11/15/23                                                      225,000            122,625
Calpine Corp. 8.75% due 07/15/13*                                                      50,000             35,375
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                 350,000            357,248
Consolidated Edison, Inc. 3.63% due 08/01/08                                           32,000             31,158
Exelon Generation Co., LLC 5.35% due 01/15/14                                         270,000            270,370
FirstEnergy Corp., Series B 6.45% due 11/15/11                                        527,000            561,131
Florida Power & Light Co. 5.40% due 09/01/35                                           30,000             29,695
Florida Power Corp. 4.50% due 06/01/10                                                 15,000             14,786
FPL Group Capital, Inc. 4.09% due 02/16/07                                             73,000             72,520
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                              13,814             15,028
Mirant Corp. 7.90% due 07/15/09+*(4)(14)                                               30,000             36,525
NSTAR 8.00% due 02/15/10                                                              200,000            224,112
Pepco Holdings, Inc. 5.50% due 08/15/07                                               340,000            344,258
PSE&G Power, LLC 3.75% due 04/01/09                                                   155,000            148,895
PSE&G Power, LLC 6.88% due 04/15/06                                                   210,000            212,508
PSI Energy, Inc. 7.85% due 10/15/07                                                    48,000             50,810
Reliant Energy Resources Corp. 7.75% due 02/15/11                                      30,000             33,694
Reliant Energy, Inc. 9.50% due 07/15/13                                                25,000             27,625
Southern California Edison Co. 6.38% due 01/15/06                                     340,000            341,847
Texas-New Mexico Power Co. 6.25% due 01/15/09                                         150,000            155,283
TXU Corp. 4.80% due 11/15/09                                                          280,000            269,782
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                           28,000             28,172

GAS & PIPELINE UTILITIES -- 0.2%
Energen Corp., Series MTN 7.63% due 12/15/10                                          290,000            315,438
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                   35,000             31,413

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                        32,000             31,970
GTE Northwest, Inc. 5.55% due 10/15/08                                                 15,000             15,223
Verizon New York, Inc., Series B 7.38% due 04/01/32                                    60,000             66,032
                                                                                                 ---------------
                                                                                                       4,552,012
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $107,236,275)                                                              107,947,721
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES -- 7.4%                                                    AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                           $        20,000    $        20,950

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                              20,000             19,900
                                                                                                 ---------------
                                                                                                          40,850
                                                                                                 ---------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                    270,000            320,625
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                   180,000            224,550
Diageo Capital PLC 4.38% due 05/03/10                                                  30,000             29,513
Molson Coors Capital Finance 4.85% due 09/22/10*                                       15,000             14,882
                                                                                                 ---------------
                                                                                                         589,570
                                                                                                 ---------------

ENERGY -- 0.2%

ENERGY SOURCES -- 0.2%
Husky Oil, Ltd. 7.55% due 11/15/16                                                    200,000            233,770
Nexen, Inc. 5.88% due 03/10/35                                                         18,000             17,644
Petro-Canada 5.95% due 05/15/35                                                        17,000             17,001
PTT Public Co., Ltd. 5.88% due 08/03/35*                                               21,000             20,160
                                                                                                 ---------------
                                                                                                         288,575
                                                                                                 ---------------

FINANCE -- 2.5%

BANKS -- 1.2%
China Development Bank 5.00% due 10/15/15(5)                                           30,000             29,658
HBOS Capital Funding LP 6.85% due 03/23/09                                             38,000             39,094
HBOS PLC 3.50% due 11/30/07*                                                           53,000             51,819
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                            440,000            506,119
NIB Capital Bank NV 5.82% due 12/11/13*(12)                                            30,000             30,964
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                               330,000            375,370
Resona Bank Ltd. 5.85% due 04/15/16*(12)                                              515,000            508,298
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                   250,000            263,362
Scotland International Finance BV 7.70% due 08/15/10*                                 290,000            326,361

FINANCIAL SERVICES -- 1.0%
Aiful Corp. 4.45% due 02/16/10*                                                       550,000            535,637
Aiful Corp. 5.00% due 08/10/10*                                                       140,000            139,076
Credit National Interfinance BV 7.00% due 11/14/05                                    210,000            210,509
Fosters Financial Corp. 5.88% due 06/15/35*                                            20,000             19,602
Nell AF SARL 8.38% due 08/15/15*                                                       25,000             24,438
UFJ Finance Aruba AEC 6.75% due 07/15/13                                              715,000            785,109

INSURANCE -- 0.3%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                    25,000             23,750
VTB Capital SA 6.25% due 07/02/35*                                                    350,000            364,437
XL Capital Finance PLC 6.50% due 01/15/12                                             160,000            168,887
                                                                                                 ---------------
                                                                                                       4,402,490
                                                                                                 ---------------

FOREIGN GOVERNMENT BONDS -- 1.5%

FOREIGN GOVERNMENT -- 1.5%
Federative Republic of Brazil 8.00% due 01/15/18                                       20,000             21,180

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS (CONTINUED)

FOREIGN GOVERNMENT (CONTINUED)
Federative Republic of Brazil 10.50% due 07/14/14                             $        35,000    $        42,368
Federative Republic of Brazil 12.50% due 01/05/16(5)                                  955,000            412,797
Province of Quebec 7.50% due 09/15/29                                                  41,000             54,314
Republic of Argentina 4.01% due 08/03/12(13)                                          595,000            476,892
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                     225,000            318,637
Republic of Turkey 9.00% due 06/30/11                                                  35,000             40,294
Republic of Turkey 11.88% due 01/15/30                                                100,000            146,750
Republic of Uruguay 17.75% due 02/04/06(5)                                    UYU  11,100,000            246,667
Republic of Venezuela 8.50% due 10/08/14                                               20,000             22,200
Republic of Venezuela 9.25% due 09/15/27                                              150,000            177,450
Russian Federation 5.00% due 03/31/30*(10)                                             20,000             22,950
Russian Federation 5.00% due 03/31/30(10)                                             100,000            114,900
Russian Federation 8.25% due 03/31/10(10)                                              15,000             16,245
United Mexican States, Series A 6.63% due 03/03/15                                     40,000             43,460
United Mexican States, Series MTNA 6.75% due 09/27/34                                 468,000            498,420
United Mexican States, Series MTNA 7.50% due 04/08/33                                  23,000             26,680
                                                                                                 ---------------
                                                                                                       2,682,204
                                                                                                 ---------------

HEALTHCARE -- 0.0%

MEDICAL PRODUCTS -- 0.0%
Elan Finance PLC 7.75% due 11/15/11*                                                   40,000             35,200
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                    330,816            343,258

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                     15,000             15,489

MULTI-INDUSTRY -- 0.3%
Tyco International Group SA 6.13% due 01/15/09                                         20,000             20,752
Tyco International Group SA 6.38% due 02/15/06                                        240,000            241,602
Tyco International Group SA 6.38% due 10/15/11                                        215,000            229,165
Tyco International Group SA 6.75% due 02/15/11                                        109,000            117,732
                                                                                                 ---------------
                                                                                                         967,998
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(10)                                      60,000             49,050
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 1.3%

TELECOMMUNICATIONS -- 1.3%
France Telecom SA 8.50% due 03/01/31                                                  400,000            536,062
Telecom Italia Capital SA 4.00% due 01/15/10*                                          30,000             28,807
Telecom Italia Capital SA 5.25% due 10/01/15                                          200,000            196,526
Telecom Italia Capital SA 6.00% due 09/30/34*                                         708,000            693,800
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                            510,000            516,064
Telefonica Europe BV 7.75% due 09/15/10                                               290,000            326,921
TELUS Corp. 7.50% due 06/01/07                                                         49,000             51,168
TELUS Corp. 8.00% due 06/01/11                                                         38,000             43,474
                                                                                                 ---------------
                                                                                                       2,392,822
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS -- 0.6%

CHEMICALS -- 0.2%
Yara International ASA 5.25% due 12/15/14*                                    $       410,000    $       404,738

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                          15,000             15,262

METALS & MINERALS -- 0.4%
Alcan, Inc. 6.45% due 03/15/11                                                        150,000            160,337
Inco, Ltd. 7.20% due 09/15/32                                                         340,000            394,155
Noranda, Inc. 8.38% due 02/15/11                                                       22,000             25,033
Teck Cominco, Ltd. 6.13% due 10/01/35                                                  30,000             29,419
                                                                                                 ---------------
                                                                                                       1,028,944
                                                                                                 ---------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                       33,000             36,159
                                                                                                 ---------------

UTILITIES -- 0.5%

TELEPHONE -- 0.5%
British Telecommunications PLC 7.88% due 12/15/05                                       6,000              6,041
Deutsche Telekom International Finance BV 3.88% due 07/22/08                          150,000            147,134
Deutsche Telekom International Finance BV 8.50% due 06/14/10                          290,000            328,780
Deutsche Telekom International Finance BV 8.75% due 06/16/30                          280,000            361,485
                                                                                                 ---------------
                                                                                                         843,440
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $12,977,891)                                                        13,357,302
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $169,892,651)                                            176,199,488
                                                                                                 ---------------

SHORT-TERM INVESTMENT SECURITIES -- 0.8%

CORPORATE SHORT-TERM NOTES -- 0.6%

Bank Negara Malaysia Bills zero coupon due 10/13/05(3)                        MYR   1,461,000            387,305
Prudential Funding Corp. 3.80% due 10/03/05(3)                                        700,000            699,852
                                                                                                 ---------------
                                                                                                       1,087,157
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 0.2%

Federal Home Loan Bank Disc. Notes 3.18% due 10/03/05(3)                              300,000            299,947
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,383,964)                                               1,387,104
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 1.0%                                                    AMOUNT(1)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at 1.75%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $327,048 and collateralized by $245,000 of United
  States Treasury Bonds, bearing interest at 8.13%, due
  08/15/19 and having an approximate value of $338,253 (3)                    $       327,000    $       327,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)(9)                        722,000            722,000
UBS Securities, LLC Joint Repurchase Agreement(3)(9)                                  690,000            690,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,739,000)                                                          1,739,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
  (cost $173,015,615)@                                           99.6%                               179,325,592
Other assets less liabilities --                                  0.4                                    778,686
                                                                -----                            ---------------
NET ASSETS --                                                   100.0%                           $   180,104,278
                                                                =====                            ===============

----------
+    Non-income producing security
* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $13,350,224 representing 7.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Denominated in United States dollars unless otherwise indicated.
(2) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2005.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  Bond in default
(5)  Fair valued security; see Note 2.
(6)  Illiquid security
(7)  Commercial Mortgage-Backed Security
(8)  Collateralized Mortgage Obligation
(9)  See Note 2 for details of Joint Repurchase Agreements
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Consists of more than one class of securities traded together as a unit.
(12) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(14) Company has filed for Chapter 11 bankruptcy protection.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 30 Long      U.S. Treasury 2 YR Note       December 2005   $  6,210,106   $   6,176,719    $      (33,387)
 18 Short     U.S. Treasury 5 YR Note       December 2005      1,945,062       1,923,469            21,593
                                                                                            --------------
                                                                                            $      (11,794)
                                                                                            ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               APPRECIATION
-------------------------------------------------------------------------------------------------------
*CHF        420,000              USD         327,974                12/21/05           $          1,135
*CZK      8,030,000              USD         328,331                12/21/05                        921
*EUR        670,000              USD         814,916                10/04/05                      9,524
*EUR        540,000              USD         650,377                11/01/05                        382
*GBP         20,000              USD          36,057                10/04/05                        783
*GBP        220,000              USD         389,542                11/01/05                      1,731
 HUF     16,760,000              USD          80,986                12/21/05                        688
*ILS      1,430,000              USD         314,573                12/21/05                      3,105
*JPY    964,210,000              USD       8,582,522                10/04/05                     85,164
*JPY    662,410,000              USD       5,868,498                11/01/05                     13,355
 KRW    169,000,000              USD         162,735                12/21/05                        699
*NOK      1,650,000              USD         255,228                12/21/05                      2,407
*PEN        760,000              USD         228,440                12/21/05                        588
*PHP     31,240,000              USD         561,654                12/22/05                      8,931
*PLN        835,000              USD         256,635                12/21/05                        880
*SKK      2,350,000              USD          75,485                12/21/05                      2,626
*TWD     10,800,000              USD         343,020                11/21/05                     16,327
 TWD      5,150,000              USD         157,300                12/21/05                      1,157
*USD        481,343              EUR         400,000                11/01/05                        135
*USD        684,270              CLP     397,800,000                11/10/05                     66,765
*USD        648,703              COP   1,490,140,000                12/21/05                      1,546
*USD        739,667              RUB      21,100,000                12/21/05                      2,182
*USD        617,498              MXN       6,760,000                12/21/05                      3,310
*USD        171,021              ISK      10,800,000                12/21/05                      3,497
*USD        434,048              CLP     231,900,000                12/21/05                      3,574
 USD        174,224              BRL         415,000                12/21/05                      8,126
 USD        107,347              BRL         320,000                02/16/06                     30,585
                                                                                       ----------------
                                                                                                270,123
                                                                                       ----------------

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               DEPRECIATION
-------------------------------------------------------------------------------------------------------
*AUD        430,000              USD         324,570                10/04/05           $         (3,284)
*CLP    442,500,000              USD         759,113                11/10/05                    (76,314)
*CLP    187,200,000              USD         348,795                12/21/05                     (4,473)
*COP    564,000,000              USD         244,792                12/21/05                     (1,320)
 INR      7,200,000              USD         162,638                12/21/05                       (842)
*ISK      5,020,000              USD          78,875                12/21/05                     (2,243)
*MXN      5,450,000              USD         498,097                12/21/05                     (2,406)
 NZD        240,000              USD         163,355                12/21/05                     (1,498)
 PHP      9,200,000              USD         162,717                12/21/05                        (71)
*RUB      9,400,000              USD         330,057                12/21/05                       (435)
 SGD        280,000              USD         165,887                12/21/05                       (140)
 THB     13,480,000              USD         326,957                12/21/05                       (156)
*USD      8,752,865              JPY     964,210,000                10/04/05                   (255,507)
*USD        811,211              EUR         670,000                10/04/05                     (5,818)
*USD        329,153              AUD         430,000                10/04/05                     (1,299)
*USD         35,304              GBP          20,000                10/04/05                        (31)
*USD      5,859,702              JPY     662,410,000                11/01/05                     (4,559)
*USD        159,031              GBP          90,000                11/01/05                       (381)
*USD        510,684              TWD      15,950,000                11/21/05                    (28,208)
*USD        399,125              SKK      12,480,000                12/21/05                    (12,198)
*USD        333,666              CZK       8,030,000                12/21/05                     (6,255)
*USD        260,916              PLN         835,000                12/21/05                     (5,161)

     CONTRACT                            IN                         DELIVERY           GROSS UNREALIZED
    TO DELIVER                       EXCHANGE FOR                     DATE               DEPRECIATION
-------------------------------------------------------------------------------------------------------
*USD        168,439              CHF         210,000                12/21/05           $         (5,020)
*USD        231,214              PEN         760,000                12/21/05                     (3,362)
*USD         92,860              NOK         590,000                12/21/05                     (2,457)
*USD        308,146              ILS       1,405,000                12/21/05                     (2,124)
 USD        160,058              TRY         220,000                12/21/05                       (610)
*USD        159,487              ZAR       1,020,000                12/21/05                       (291)
*USD        554,157              PHP      31,240,000                12/22/05                     (1,433)
 USD        334,865              ARS         980,000                03/15/06                       (806)
 USD        380,025              CNY       2,980,000                09/20/06                       (439)
*ZAR      3,100,000              USD         479,329                12/21/05                     (4,502)
                                                                                       ----------------
                                                                                               (433,643)
                                                                                       ----------------
Net Unrealized Appreciation (Depreciation)                                             $       (163,520)
                                                                                       ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
ILS -- Israeli Shekel
INR -- Indian Rupee
ISK -- Iceland Krona
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
MYR -- Malaysian Ringgit
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PEN -- Peruvian Nouveau Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                        PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                    (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                    13.5%
U.S. Government Agencies                               8.6
Banks                                                  6.4
Energy Sources                                         4.9
Drugs                                                  4.7
Telecommunications                                     4.5
Electronics                                            4.4
Food, Beverage & Tobacco                               4.2
Insurance                                              4.1
Retail                                                 4.1
Energy Services                                        3.7
Metals & Minerals                                      3.0
Health Services                                        2.4
Business Services                                      2.2
Computers & Business Equipment                         2.2
Medical Products                                       2.1
Computer Software                                      2.0
Broadcasting & Media                                   1.9
Multi-Industry                                         1.8
Repurchase Agreement                                   1.8
Transportation                                         1.7
Chemicals                                              1.6
Leisure & Tourism                                      1.6
Automotive                                             1.5
Aerospace & Military Technology                        1.2
Gas & Pipeline Utilities                               1.1
House & Personal Products                              1.1
Machinery                                              1.1
Electric Utilities                                     1.0
Real Estate Investment Trusts                          1.0
Apparel & Textiles                                     0.7
Electrical Equipment                                   0.7
Real Estate Companies                                  0.7
Computer Services                                      0.5
Entertainment Products                                 0.5
Household & Household Durables                         0.5
Internet Content                                       0.5
Forest Products                                        0.4
U.S. Treasuries                                        0.4
Communication Equipment                                0.3
Internet Software                                      0.3
Appliances & Household Durables                        0.1
                                                     -----
                                                     101.0%
                                                     =====

*   Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                     INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                    (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 80.4%                                                               SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.8%

APPAREL & TEXTILES -- 0.7%
Adidas-Salomon AG                                                                         800    $       139,011
Genesco, Inc.+(8)                                                                       8,900            331,436
Industria de Diseno Textil SA                                                          13,059            383,271
K-Swiss, Inc., Class A                                                                  7,100            209,947
Next PLC(8)                                                                            16,331            400,960
Puma AG                                                                                   200             54,268
Skechers USA, Inc., Class A+                                                           16,900            276,653
Timberland Co., Class A+(8)                                                            20,100            678,978
Wolverine World Wide, Inc.                                                              9,400            197,870

APPLIANCES & HOUSEHOLD DURABLES -- 0.1%
Berkeley Group Holdings PLC+(13)                                                       34,547            529,516

AUTOMOTIVE -- 1.4%
Aisin Seiki Co., Ltd.                                                                  12,500            354,563
Ansell, Ltd.                                                                           21,365            183,785
Autobacs Seven Co., Ltd.                                                                4,100            159,998
Autogrill SpA(8)                                                                       28,800            406,360
Autoliv, Inc.(8)                                                                        8,150            354,525
Cummins, Inc.(8)                                                                       12,350          1,086,676
Harris & Harris Group, Inc.+                                                            9,500            105,450
Honda Motor Co., Ltd.                                                                   4,000            226,216
NOK Corp.(8)                                                                            6,000            178,647
S.A. D'ieteren NV                                                                         281             67,037
Toyota Motor Corp.(8)                                                                   8,600            393,939
Volkswagen AG                                                                           2,400            147,683
Volvo AB, Class A(8)                                                                   15,100            636,782
Yamaha Motor Co., Ltd.(8)                                                              47,300            977,083

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp.                                                                    4,850            398,137
Lennar Corp., Class A(8)                                                                5,100            304,776
NVR, Inc.+(8)                                                                             750            663,712
Toll Brothers, Inc.+                                                                    6,600            294,822
Walter Industries, Inc.                                                                 7,900            386,468

RETAIL -- 4.1%
Aderans Co., Ltd.                                                                      12,400            338,619
Aeropostale, Inc.+(8)                                                                  15,400            327,250
American Eagle Outfitters, Inc.(8)                                                     33,700            792,961
Barnes & Noble, Inc.(8)                                                                17,800            671,060
Bebe Stores, Inc.                                                                      19,975            349,563
BJ's Wholesale Club, Inc.+(8)                                                           9,450            262,710
Casey's General Stores, Inc.(8)                                                         7,300            169,360
Chico's FAS, Inc.+(8)                                                                  26,900            989,920
Children's Place Retail Stores, Inc.+(8)                                                7,300            260,172

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Colruyt SA                                                                              4,078    $       530,304
Costco Wholesale Corp.                                                                  6,400            275,776
Dillard's, Inc., Class A(8)                                                            25,750            537,660
Federated Department Stores, Inc.                                                       9,600            641,952
GUS PLC(8)                                                                             27,188            409,768
Inchcape PLC                                                                           20,709            799,565
Itochu Corp.                                                                          135,000            928,779
Longs Drug Stores Corp.(8)                                                              6,100            261,629
Marubeni Corp.                                                                         55,000            255,814
Metro AG                                                                                3,500            172,339
Mitsui & Co., Ltd.(8)                                                                  85,000          1,063,998
Nordstrom, Inc.(8)                                                                     42,900          1,472,328
Nu Skin Enterprises, Inc., Class A(8)                                                  14,600            278,130
Pantry, Inc.+(8)                                                                        8,700            325,119
Payless ShoeSource, Inc.+                                                              19,000            330,600
Rent-A-Center, Inc.+                                                                    9,700            187,307
ShopKo Stores, Inc.+                                                                    9,200            234,784
Stein Mart, Inc.(8)                                                                    22,500            456,750
SUPERVALU, Inc.(8)                                                                     11,800            367,216
Wal-Mart Stores, Inc.(8)                                                               26,100          1,143,702
Woolworths, Ltd.(8)                                                                    77,563            983,657
                                                                                                 ---------------
                                                                                                      26,347,361
                                                                                                 ---------------

CONSUMER STAPLES -- 5.2%

FOOD, BEVERAGE & TOBACCO -- 4.1%
Albertson's, Inc.                                                                      23,400            600,210
Altria Group, Inc.(8)                                                                  29,200          2,152,332
Archer-Daniels-Midland Co.(8)                                                          33,150            817,479
Axfood AB                                                                               6,800            168,374
British American Tobacco PLC                                                           42,516            893,127
Carrefour SA                                                                            5,837            268,542
Chiquita Brands International, Inc.(8)                                                 15,100            422,045
Continental AG(8)                                                                       5,700            467,892
Fyffes PLC (Dublin)(8)                                                                 76,656            234,008
Fyffes PLC (London)                                                                     6,344             19,302
General Mills, Inc.(8)                                                                 18,300            882,060
Heineken NV                                                                            11,330            363,709
Imperial Tobacco Group PLC(8)                                                           8,246            236,199
Japan Tobacco, Inc.(8)                                                                     71          1,119,538
Kellogg Co.(8)                                                                         37,650          1,736,794
Koninklijke Ahold NV+                                                                  13,166             99,530
Nash Finch Co.                                                                          4,200            177,198
Nestle SA                                                                               1,710            500,630
Pepsi Bottling Group, Inc.                                                             30,300            865,065
PepsiAmericas, Inc.                                                                    16,250            369,363
Pilgrim's Pride Corp.                                                                  11,700            425,880
Safeway, Inc.                                                                          27,100            693,760
Seaboard Corp.                                                                            200            274,600
Snow Brand Milk Products Co., Ltd.+                                                    21,000             94,160
Toyo Suisan Kaisha, Ltd.(8)                                                            43,000            734,091
Unilever NV                                                                             1,112             79,051

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
UST, Inc.(8)                                                                           10,250    $       429,065
Whole Foods Market, Inc.                                                                6,800            914,260

HOUSEHOLD & PERSONAL PRODUCTS -- 1.1%
Clorox Co.(8)                                                                          25,700          1,427,378
Kimberly-Clark Corp.(8)                                                                13,000            773,890
Playtex Products, Inc.+                                                                32,000            352,000
Procter & Gamble Co.(8)                                                                22,950          1,364,607
Tupperware Corp.                                                                       10,800            246,024
                                                                                                 ---------------
                                                                                                      20,202,163
                                                                                                 ---------------

ENERGY -- 8.6%

ENERGY SERVICES -- 3.7%
Centrica PLC                                                                           70,281            304,945
E.ON AG(8)                                                                             10,200            936,945
Giant Industries, Inc.+                                                                11,100            649,794
Norsk Hydro ASA(8)                                                                      5,323            595,547
Repsol YPF SA(8)                                                                        9,109            295,149
Royal Dutch Shell PLC, Class A                                                         28,422            938,347
Royal Dutch Shell PLC, Class B                                                         55,547          1,918,326
RWE AG(8)                                                                               5,198            343,909
Sempra Energy                                                                          21,000            988,260
Sierra Pacific Resources+(8)                                                           67,650          1,004,602
Statoil ASA(8)                                                                         43,100          1,069,022
Sunoco, Inc.(8)                                                                        21,400          1,673,480
Tesoro Corp.                                                                            7,650            514,386
Total SA(8)                                                                             4,324          1,180,193
UGI Corp.                                                                               9,900            278,685
Unisource Energy Corp.                                                                 10,100            335,724
Valero Energy Corp.                                                                     8,145            920,874
Veritas DGC, Inc.+                                                                     15,600            571,272

ENERGY SOURCES -- 4.9%
BP PLC(8)                                                                             135,962          1,615,118
Burlington Resources, Inc.(8)                                                          15,200          1,236,064
ChevronTexaco Corp.(8)                                                                 51,200          3,314,176
ConocoPhillips(8)                                                                      18,500          1,293,335
Eni SpA(8)                                                                             54,950          1,631,889
Exxon Mobil Corp.(8)                                                                  104,980          6,670,429
Frontier Oil Corp.                                                                     19,900            882,565
Grey Wolf, Inc.+                                                                       57,400            483,882
Harvest Natural Resources, Inc.+                                                       17,600            188,848
Holly Corp.(8)                                                                          4,300            275,114
Marathon Oil Corp.(8)                                                                  13,400            923,662
Occidental Petroleum Corp.(8)                                                           4,000            341,720
Petroleum Development Corp.+(8)                                                         7,200            276,048
                                                                                                 ---------------
                                                                                                      33,652,310
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 15.2%

BANKS -- 6.2%
Allied Irish Banks PLC(8)                                                              19,912    $       423,583
Australia & New Zealand Banking Group, Ltd.                                            25,655            469,548
Bank of America Corp.(8)                                                               57,200          2,408,120
Bank of Fukuoka, Ltd.                                                                  61,000            439,552
Bank of Ireland                                                                         7,643            120,333
Bank of Yokohama, Ltd.(8)                                                              54,000            411,469
Barclays PLC(8)                                                                       146,893          1,484,584
Bayerische Hypo-und Vereinsbank AG+                                                     4,400            123,954
BNP Paribas SA(8)                                                                      19,026          1,446,299
Chiba Bank, Ltd.(8)                                                                    49,000            398,406
Colonial BancGroup, Inc.(8)                                                            17,300            387,520
Comerica, Inc.(8)                                                                      12,250            721,525
DBS Group Holdings, Ltd.(8)                                                            89,141            832,380
Depfa Bank PLC                                                                          5,815             93,300
Deutsche Bank AG                                                                        3,000            280,584
FirstFed Financial Corp.+(8)                                                            5,800            312,098
Flagstar Bancorp, Inc.(8)                                                              18,000            289,800
Fremont General Corp.                                                                  19,250            420,227
Gunma Bank, Ltd.                                                                       10,000             64,130
HBOS PLC(8)                                                                            76,040          1,144,708
KBC Bancassurance Holding(8)                                                           11,992            971,408
Keycorp(8)                                                                             24,200            780,450
Macquarie Bank, Ltd.                                                                    1,779            102,225
Mitsubishi Tokyo Financial Group, Inc.+(8)                                                 78          1,023,784
Nara Bancorp, Inc.                                                                     12,550            187,622
Nordea Bank AB(8)                                                                     107,000          1,069,427
R&G Financial Corp., Class B                                                            7,150             98,313
Resona Holdings, Inc.+                                                                     58            149,700
Royal Bank of Scotland Group PLC                                                       32,289            916,347
Sumitomo Mitsui Financial Group, Inc.                                                      12            113,108
U.S. Bancorp(8)                                                                        26,630            747,770
UnionBanCal Corp.(8)                                                                   23,500          1,638,420
Wachovia Corp.                                                                         13,200            628,188
Washington Mutual, Inc.                                                                 5,300            207,866
Wells Fargo & Co.(8)                                                                   23,580          1,381,081
Westpac Banking Corp., Ltd.(8)                                                         70,513          1,134,615
Wilshire Bancorp, Inc.                                                                 16,250            248,625
Zions Bancorp                                                                           6,500            462,865

FINANCIAL SERVICES -- 5.0%
A.G. Edwards, Inc.(8)                                                                  12,700            556,387
Accredited Home Lenders Holding Co.+                                                    9,050            318,198
Advanta Corp., Class B(8)                                                               4,650            131,270
Affiliated Managers Group, Inc.+(8)                                                     6,600            477,972
American Equity Investment Life Holding Co.                                            20,000            227,000
Ameritrade Holding Corp.+                                                              22,300            479,004
ASTA Funding, Inc.                                                                      8,100            245,916
Calamos Asset Management, Inc., Class A(8)                                             13,600            335,648
Citigroup, Inc.(8)                                                                     81,301          3,700,822
Countrywide Financial Corp.                                                            10,050            331,449
Credit Suisse Group                                                                    22,631          1,001,704
Deutsche Boerse AG                                                                        798             76,247

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Digi International, Inc.+(8)                                                           17,600    $       188,848
Direct General Corp.                                                                   15,700            309,761
Dun & Bradstreet Corp.+(8)                                                              3,500            230,545
Eaton Vance Corp.(8)                                                                   28,500            707,370
Freddie Mac                                                                             3,400            191,964
Hitachi Capital Corp.                                                                   8,500            178,581
ICAP PLC                                                                               14,882             96,071
IndyMac Bancorp, Inc.(8)                                                               17,800            704,524
J.P. Morgan Chase & Co.(8)                                                             30,740          1,043,008
Lehman Brothers Holdings, Inc.(8)                                                       8,600          1,001,728
London Stock Exchange PLC                                                              36,593            367,893
Man Group PLC(8)                                                                       36,254          1,058,925
MBNA Corp.(8)                                                                          15,950            393,008
Metris Cos., Inc.+(8)                                                                  17,100            250,173
Mizuho Financial Group, Inc.(8)                                                           119            756,853
Morgan Stanley                                                                          8,200            442,308
Nelnet, Inc., Class A+(8)                                                               8,100            307,881
Nuveen Investments, Inc., Class A(8)                                                   11,500            452,985
Orix Corp.+(8)                                                                          2,100            379,228
Provident Financial PLC                                                                23,508            259,976
Raymond James Financial, Inc.(8)                                                       29,200            937,904
Schroders PLC(8)                                                                       22,024            358,936
Tower, Ltd.+                                                                           72,155            115,300
Westcorp                                                                               14,000            824,600

INSURANCE -- 4.0%
Aegon NV(8)                                                                            20,107            298,445
Aetna, Inc.(8)                                                                          7,500            646,050
Alleghany Corp.+(8)                                                                     1,850            566,100
Allianz AG                                                                              2,910            392,896
Allstate Corp.(8)                                                                      10,050            555,665
American Financial Group, Inc.(8)                                                      20,650            700,654
CIGNA Corp.(8)                                                                          3,900            459,654
Commerce Group, Inc.(8)                                                                 5,600            324,912
First American Corp.(8)                                                                29,400          1,342,698
FPIC Insurance Group, Inc.+                                                             8,800            316,712
ING Groep NV(8)                                                                        36,810          1,096,269
Insurance Australia Group, Ltd.(8)                                                    189,268            788,074
LandAmerica Financial Group, Inc.(8)                                                    8,000            517,200
Loews Corp.(8)                                                                         13,050          1,205,950
Mapfre Reinsurance Corp.(8)                                                            34,847            598,058
MGIC Investment Corp.(8)                                                                5,400            346,680
Muenchener Rueckversicherungs-Gesellschaft AG                                           1,500            171,264
Nationwide Financial Services, Inc., Class A                                            5,900            236,295
Odyssey Re Holdings Corp.(8)                                                            9,400            240,076
Philadelphia Consolidated Holding Co.+                                                  2,800            237,720
QBE Insurance Group, Ltd.(8)                                                           48,216            686,855
Safety Insurance Group, Inc.                                                            6,200            220,658
Sampo Oyj, Class A                                                                     11,300            179,268
St. Paul Travelers Cos., Inc.                                                               1                 45
Swiss Re                                                                                4,130            271,175
UICI                                                                                   17,700            637,200
W.R. Berkley Corp.                                                                     14,025            553,707
Zenith National Insurance Corp.(8)                                                     15,700            984,233
Zurich Financial Services AG+(8)                                                        6,180          1,052,636
                                                                                                 ---------------
                                                                                                      59,201,070
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

HEALTHCARE -- 9.2%

DRUGS -- 4.7%
Abbott Laboratories(8)                                                                 26,700    $     1,132,080
Allergan, Inc.(8)                                                                       6,500            595,530
Amgen, Inc.+                                                                           16,600          1,322,522
Applera Corp. - Celera Genomics Group+(8)                                              36,500            442,745
Astellas Pharma, Inc.(8)                                                               11,400            428,805
AstraZeneca PLC(8)                                                                     34,316          1,594,874
Bristol-Myers Squibb Co.(8)                                                            92,450          2,224,347
Caremark Rx, Inc.+(8)                                                                   6,377            318,404
Celesio AG                                                                                515             45,091
Chugai Pharmaceutical Co., Ltd.(8)                                                     38,500            734,254
Eli Lilly & Co.                                                                         5,100            272,952
Genentech, Inc.+                                                                        6,100            513,681
Gilead Sciences, Inc.+(8)                                                              23,850          1,162,926
GlaxoSmithKline PLC(8)                                                                 46,888          1,192,549
Invitrogen Corp.+(8)                                                                    5,600            421,288
Merck & Co., Inc.(8)                                                                   47,350          1,288,393
Pfizer, Inc.(8)                                                                        45,400          1,133,638
Roche Holdings AG-Genusschein(8)                                                        8,690          1,206,954
Schering AG                                                                             2,900            183,330
Schering-Plough Corp.                                                                  11,300            237,865
Taisho Pharmaceutical Co., Ltd.(8)                                                     25,000            450,361
ViaCell, Inc.+                                                                         31,400            182,120
Wyeth                                                                                  22,500          1,041,075

HEALTH SERVICES -- 2.4%
Coventry Health Care, Inc.+(8)                                                         15,900          1,367,718
Genesis Healthcare Corp.+(8)                                                           24,550            989,856
Humana, Inc.+(8)                                                                       24,100          1,153,908
Kindred Healthcare, Inc.+(8)                                                           10,100            300,980
Lincare Holdings, Inc.+                                                                 7,750            318,137
Sierra Health Services, Inc.+                                                          17,500          1,205,225
UnitedHealth Group, Inc.(8)                                                            39,900          2,242,380
Universal Health Services, Inc., Class B                                                8,400            400,092
Weight Watchers International, Inc.+                                                   14,000            722,120
Wellpoint, Inc.+(8)                                                                     7,700            583,814

MEDICAL PRODUCTS -- 2.1%
Alfresa Holdings Corp.(8)                                                               1,100             51,163
Bausch & Lomb, Inc.                                                                     8,900            718,052
Becton Dickinson & Co.(8)                                                              28,000          1,468,040
DJ Orthopedics, Inc.+                                                                   8,000            231,520
Haemonetics Corp.+                                                                      3,350            159,226
Johnson & Johnson(8)                                                                   73,800          4,670,064
Kinetic Concepts, Inc.+(8)                                                              7,300            414,640
LCA-Vision, Inc.                                                                        5,000            185,600
MEDICEO Holdings Co., Ltd.(8)                                                          12,100            192,926
Mentor Corp.                                                                            4,100            225,541
                                                                                                 ---------------
                                                                                                      35,726,786
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 8.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
BAE Systems PLC                                                                        45,246    $       274,130
Boeing Co.(8)                                                                          20,540          1,395,693
Europeon Aeronautic Defense and Space Co.                                               9,447            334,939
Innovative Solutions & Support, Inc.+(8)                                               23,825            370,002
Lockheed Martin Corp.                                                                   9,600            585,984
Rockwell Automation, Inc.(8)                                                           20,050          1,060,645
United Industrial Corp.                                                                 9,550            341,413

BUSINESS SERVICES -- 2.2%
ABB, Ltd.+                                                                             15,677            114,561
Aegis Group PLC                                                                       198,408            489,933
Amadeus Global Travel Distrubution SA, Class A+(8)                                     57,348            506,589
Applera Corp. - Applied Biosystems Group(8)                                            22,100            513,604
Brady Corp., Class A(8)                                                                10,100            312,494
Clean Harbors, Inc.+                                                                    9,700            329,315
Davis Service Group                                                                    29,583            249,674
Dex Media, Inc.(8)                                                                     31,400            872,606
Getty Images, Inc.+(8)                                                                 10,450            899,118
Harsco Corp.                                                                            8,000            524,560
Heidrick & Struggles International, Inc.+                                               5,250            169,995
John H. Harland Co.(8)                                                                 17,200            763,680
Korn/Ferry International+(8)                                                           14,300            234,377
Labor Ready, Inc.+(8)                                                                  18,700            479,655
Leighton Holdings, Ltd.(8)                                                             23,172            251,811
Linde AG                                                                                2,587            190,593
Monsanto Co.                                                                            9,200            577,300
Okumura Corp.(8)                                                                       24,000            146,934
R.H. Donnelley Corp.+                                                                   5,100            322,626
Robert Half International, Inc.                                                        10,500            373,695
SKF AB                                                                                     20                261
WESCO International, Inc.+                                                             11,850            401,359

ELECTRICAL EQUIPMENT -- 0.7%
Alps Electric Co., Ltd.                                                                10,000            162,350
Artesyn Technologies, Inc.+(8)                                                         23,500            218,550
Eaton Corp.(8)                                                                          8,800            559,240
Emerson Electric Co.(8)                                                                11,900            854,420
Mitsubishi Electric Corp.(8)                                                           40,000            256,166
Oce NV                                                                                 14,955            234,197
Schindler Holding AG                                                                      917            356,302

MACHINERY -- 1.1%
Albany International Corp., Class A(8)                                                  4,350            160,384
Applied Industrial Technologies, Inc. (8)                                               6,100            218,868
IM PLC(8)                                                                              28,878            218,511
Kennametal, Inc.(8)                                                                     7,250            355,540
MAN AG(8)                                                                               4,800            246,216
Nordson Corp.                                                                          10,700            406,921
Precision Castparts Corp.                                                              11,300            600,030
Rieter Holding AG                                                                       1,335            390,585
Stanley Works                                                                           4,800            224,064
Terex Corp.+                                                                           20,100            993,543
Wartsila Oyj, Class B(8)                                                                8,200            261,162

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 1.8%
3M Co.(8)                                                                              15,950    $     1,170,092
Eagle Materials, Inc.                                                                     950            115,301
Enpro Industries, Inc.+(8)                                                             15,350            517,141
General Electric Co.(8)                                                                94,150          3,170,030
Invensys PLC+                                                                         197,718             50,567
James Hardie Industries NV                                                             18,841            128,595
Perini Corp.+#                                                                          6,500            118,300
Rinker Group, Ltd.                                                                     36,503            461,541
Swire Pacific, Ltd., Class A(8)                                                        88,000            810,535
Tomkins PLC                                                                            49,143            250,501

TRANSPORTATION -- 1.7%
AP Moller - Maersk A/S(8)                                                                 100          1,021,057
Arriva PLC(8)                                                                          54,279            562,456
Burlington Northern Santa Fe Corp.(8)                                                  13,100            783,380
CNF, Inc.(8)                                                                            9,000            472,500
DSV A/S                                                                                 2,825            300,278
FedEx Corp.                                                                             8,600            749,318
Laidlaw International, Inc.+                                                           19,100            461,647
National Express Group PLC(8)                                                          15,831            234,551
Neptune Orient Lines, Ltd.(8)                                                         168,000            305,806
Norfolk Southern Corp.                                                                 18,700            758,472
Orient Overseas International, Ltd.(8)                                                 50,800            189,583
Overseas Shipholding Group, Inc.                                                        3,800            221,654
Vinci SA                                                                                7,252            624,488
                                                                                                 ---------------
                                                                                                      33,282,388
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 3.8%

BROADCASTING & MEDIA -- 1.8%
4Kids Entertainment, Inc.+                                                             11,000            191,290
British Sky Broadcasting Group PLC                                                     39,181            387,347
Discovery Holding Co.+(8)                                                              15,800            228,152
EMAP PLC                                                                               19,503            283,107
McGraw-Hill Cos., Inc.(8)                                                              23,600          1,133,744
Mediaset SpA                                                                           60,330            713,837
Reader's Digest Assoc., Inc.                                                           13,000            207,610
Singapore Press Holdings, Ltd.                                                         17,000             46,417
Societe Television Francaise                                                            1,499             39,761
Time Warner, Inc.(8)                                                                  134,150          2,429,456
United Business Media                                                                  11,749            114,701
Viacom, Inc., Class B                                                                   6,800            224,468
Vivendi Universal SA                                                                   24,577            802,248

ENTERTAINMENT PRODUCTS -- 0.5%
Dreamworks Animation SKG, Inc., Class A+(8)                                            22,000            608,520
Fujikura, Ltd.                                                                         12,000             73,573
JAKKS Pacific, Inc.+(8)                                                                10,600            172,038
Multimedia Games, Inc.+(8)                                                             37,650            365,582
Walt Disney Co.(8)                                                                     27,950            674,433

LEISURE & TOURISM -- 1.5%
Alaska Air Group, Inc.+(8)                                                              9,400            273,164
Ameristar Casinos, Inc.(8)                                                             21,500            448,060

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Bluegreen Corp.+(8)                                                                    16,900    $       298,285
British Airways PLC+                                                                   15,165             78,305
CEC Entertainment, Inc.+                                                               12,450            395,412
CKE Restaurants, Inc.(8)                                                               44,150            581,897
Darden Restaurants, Inc.(8)                                                            17,200            522,364
Deutsche Lufthansa AG                                                                   9,600            127,261
ExpressJet Holdings, Inc.+                                                             35,950            322,472
GTECH Holdings Corp.                                                                   13,850            444,031
Jack in the Box, Inc.+(8)                                                              11,300            337,983
Konami Corp.                                                                            4,300             96,780
Kuoni Reisen Holdings+(8)                                                                 695            278,634
McDonald's Corp.(8)                                                                    28,900            967,861
Singapore Airlines, Ltd.(8)                                                            29,000            198,812
Yum! Brands, Inc.(8)                                                                   12,550            607,545
                                                                                                 ---------------
                                                                                                      14,675,150
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 14.4%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.(8)                                                                      24,950          1,116,513
Symbol Technologies, Inc.                                                                 175              1,694

COMPUTER SERVICES -- 0.5%
Agilysys, Inc.                                                                         14,600            245,864
Autodesk, Inc.(8)                                                                      23,000          1,068,120
Symantec Corp.+                                                                        16,150            365,959
VeriSign, Inc.+                                                                        18,600            397,482

COMPUTER SOFTWARE -- 2.0%
Citrix Systems, Inc.+                                                                  10,900            274,026
Hyperion Solutions Corp.+(8)                                                            4,150            201,898
McAfee, Inc.+(8)                                                                       23,350            733,657
Microsoft Corp.(8)                                                                    186,850          4,807,650
Oracle Corp.+(8)                                                                       77,100            955,269
Pixar+                                                                                 11,200            498,512
Seagate Technologies(1)(9)                                                                970                  0
Transaction Systems Architects, Inc., Class A+                                          8,500            236,725

COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Apple Computer, Inc.+(8)                                                               28,700          1,538,607
Brocade Communications Systems, Inc.+(8)                                               71,600            292,128
Dell, Inc.+(8)                                                                         45,000          1,539,000
Hewlett-Packard Co.(8)                                                                 32,200            940,240
Hutchinson Technology, Inc.+(8)                                                         8,900            232,468
International Business Machines Corp.(8)                                               22,750          1,825,005
Komag, Inc.+(8)                                                                         8,300            265,268
MTS Systems Corp.(8)                                                                    6,800            256,836
NCR Corp.+(8)                                                                          23,300            743,503
RadiSys Corp.+                                                                         12,450            241,530
Western Digital Corp.+                                                                 48,963            633,092

ELECTRONICS -- 4.4%
Advantest Corp.(8)                                                                      3,000            232,558
Agere Systems, Inc.+(8)                                                                53,775            559,798

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Atmel Corp.+                                                                          118,600    $       244,316
Brooks Automation, Inc.+(8)                                                            14,500            193,285
Canon, Inc.(8)                                                                         14,300            772,190
Cookson Group PLC+                                                                    229,043          1,333,153
Emulex Corp.+                                                                          11,200            226,352
Energizer Holdings, Inc.+(8)                                                            3,650            206,955
FEI Co.+                                                                                9,700            186,725
Freescale Semiconductor, Inc., Class B+(8)                                             38,109            898,610
Infineon Technologies AG+                                                               7,600             74,717
Integrated Device Technology, Inc.+                                                    31,300            336,162
Intel Corp.(8)                                                                        167,400          4,126,410
Lam Research Corp.+                                                                     8,650            263,566
Linear Technology Corp.                                                                10,550            396,574
LSI Logic Corp.+(8)                                                                    72,900            718,065
Matsushita Electric Industrial Co., Ltd.(8)                                            41,000            694,530
Micrel, Inc.+                                                                          18,300            205,509
NEC Corp.(8)                                                                           83,000            449,656
NEC Electronics Corp.(8)                                                                5,800            193,129
Omron Corp.(8)                                                                         12,800            311,769
PerkinElmer, Inc.                                                                      23,700            482,769
Photronics, Inc.+(8)                                                                   13,950            270,630
QLogic Corp.+                                                                          23,200            793,440
Sharp Corp.(8)                                                                          8,000            115,856
Solectron Corp.+                                                                      154,300            603,313
Sony Corp.                                                                              6,600            216,860
Texas Instruments, Inc.                                                                23,700            803,430
Thomas & Betts Corp.+                                                                  11,300            388,833
Toshiba Corp.(8)                                                                      115,000            506,519
Veeco Instruments, Inc.+                                                               14,400            230,976

INTERNET CONTENT -- 0.5%
Google, Inc., Class A+(8)                                                               2,100            664,566
Infospace, Inc.+                                                                        9,100            217,217
NTT Data Corp.                                                                            169            652,061
Trizetto Group, Inc.+                                                                  15,500            218,860

INTERNET SOFTWARE -- 0.3%
BEA Systems, Inc.+(8)                                                                  51,250            460,225
F5 Networks, Inc.+                                                                      7,300            317,331
Websense, Inc.+(8)                                                                     11,100            568,431

TELECOMMUNICATIONS -- 4.2%
Alcatel SA+                                                                             7,620            101,472
AT&T Corp.(8)                                                                          63,900          1,265,220
BellSouth Corp.(8)                                                                     24,150            635,145
CenturyTel, Inc.(8)                                                                    12,850            449,493
Cisco Systems, Inc.+(8)                                                               119,550          2,143,531
Commonwealth Telephone Enterprises, Inc.                                                5,300            199,810
Comtech Telecommunications Corp.+(8)                                                    6,500            269,555
Deutsche Telekom AG                                                                    20,900            380,296
Eircom Group PLC                                                                       42,462             99,004
France Telecom SA                                                                      10,556            302,959
j2 Global Communications, Inc.+(8)                                                     13,200            533,544

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Koninklijke (Royal) KPN NV                                                             24,651    $       221,016
Mobistar SA(8)                                                                          2,421            199,022
Motorola, Inc.(8)                                                                      27,950            617,416
Nippon Telegraph & Telephone Corp.(8)                                                      48            235,941
Nokia Oyj(8)                                                                           78,550          1,316,009
NTL, Inc.+(8)                                                                           6,900            460,920
NTT DoCoMo, Inc.                                                                          283            503,576
Premiere Global Services, Inc.+                                                        11,000             89,980
Smartone Telecommunications Holdings, Ltd.                                             46,500             47,955
Sprint Corp.(8)                                                                        47,350          1,125,983
TDC A/S                                                                                 3,150            169,441
Telefonaktiebolaget LM Ericsson, Class B(8)                                            88,373            322,531
Telefonica SA(8)                                                                       22,029            360,597
Telekom Austria AG                                                                      4,446             88,434
Ubiquitel, Inc.+                                                                       24,800            216,752
Uniden Corp.                                                                            5,000             73,203
Verizon Communications, Inc.(8)                                                        59,650          1,949,958
Vodafone Group PLC(8)                                                                 799,482          2,079,935
                                                                                                 ---------------
                                                                                                      56,005,090
                                                                                                 ---------------

MATERIALS -- 4.9%

CHEMICALS -- 1.5%
BASF AG(8)                                                                              7,426            557,808
Clariant AG+                                                                           17,865            256,683
Dow Chemical Co.(8)                                                                    33,700          1,404,279
DSM NV                                                                                  8,016            314,936
Eastman Chemical Co.(8)                                                                15,200            713,944
OM Group, Inc.+(8)                                                                      5,500            110,715
PPG Industries, Inc.                                                                   11,950            707,321
Shin-Etsu Chemical Co., Ltd.(8)                                                        13,600            593,023
Suez SA                                                                                34,381            993,765
Terra Industries, Inc.+                                                                37,000            246,050

FOREST PRODUCTS -- 0.4%
Louisiana-Pacific Corp.(8)                                                             21,550            596,719
MeadWestvaco Corp.                                                                     11,600            320,392
Rayonier, Inc.                                                                          9,300            535,866

METALS & MINERALS -- 3.0%
Actividades de Construccion y Servicios, SA                                            17,703            515,951
Arcelor(8)                                                                             45,694          1,068,691
Bayer AG                                                                                4,700            172,229
BHP Steel, Ltd.                                                                         8,521             62,122
BPB PLC                                                                                10,976            142,486
Carpenter Technology Corp.(8)                                                           3,700            216,857
Commercial Metals Co.(8)                                                               13,800            465,612
Fletcher Building, Ltd.(8)                                                             87,912            481,640
Greif, Inc., Class A                                                                    3,800            228,380
Italcementi SpA                                                                         7,500            117,360
JFE Holding, Inc.                                                                       6,200            201,533
Kobe Steel, Ltd.(8)                                                                   270,000            820,560
Metal Management, Inc.                                                                 12,500            316,875

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                            SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Mueller Industries, Inc.(8)                                                            28,800    $       799,776
NS Group, Inc.+(8)                                                                     14,600            573,050
Nucor Corp.(8)                                                                         11,650            687,233
Phelps Dodge Corp.(8)                                                                   8,200          1,065,426
Quanex Corp.                                                                            4,200            278,124
Rautaruukki Oyj(8)                                                                     13,500            303,245
Southern Peru Copper Corp.                                                              4,450            249,022
Sun Hydraulics Corp.                                                                   10,100            245,430
United States Steel Corp.                                                              16,500            698,775
USEC, Inc.(8)                                                                          31,900            356,004
USG Corp.+                                                                              7,850            539,452
Veolia Environment                                                                     10,841            457,457
Voestalpine AG(8)                                                                       9,131            803,084
                                                                                                 ---------------
                                                                                                      19,217,875
                                                                                                 ---------------

REAL ESTATE -- 1.6%

REAL ESTATE COMPANIES -- 0.7%
Balfour Beatty PLC                                                                     13,017             75,192
Bouygues SA                                                                             7,986            371,153
Daito Trust Construction Co., Ltd.                                                      3,800            166,367
Jones Lang LaSalle, Inc.(8)                                                             6,100            280,966
Lend Lease Corp., Ltd.(8)                                                              23,923            255,412
Metrovacesa SA                                                                          2,650            195,075
New Century Financial Corp.                                                             5,200            188,604
Saxon Capital, Inc.                                                                    18,200            215,670
Skanska AB, Class B                                                                    28,400            419,363
St. Joe Co.                                                                             7,400            462,130

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
American Home Mtg. Investment Corp.(8)                                                 13,450            407,535
Boston Properties, Inc.(8)                                                              4,700            333,230
CBL & Associates Properties, Inc.                                                      11,700            479,583
Cousins Properties, Inc.                                                               16,350            494,097
HRPT Properties Trust                                                                  37,700            467,857
LTC Properties, Inc.                                                                    9,050            191,860
RAIT Investment Trust                                                                  12,750            363,375
Tarragon Corp.+                                                                        16,300            302,528
Vornado Realty Trust                                                                    6,200            537,044
                                                                                                 ---------------
                                                                                                       6,207,041
                                                                                                 ---------------

UTILITIES -- 2.1%

ELECTRIC UTILITIES -- 1.0%
American Electric Power Co., Inc.                                                      11,800            468,460
Edison International(8)                                                                18,950            895,956
Electric Power Development Co., Ltd.+                                                   5,500            183,624
MDU Resources Group, Inc.(8)                                                            9,600            342,240
National Grid Group PLC                                                                20,782            194,823
PG&E Corp.(8)                                                                          32,700          1,283,475
TXU Corp.                                                                               4,500            507,960

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                             SHARES          (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 1.1%
Energen Corp.(8)                                                                       23,000    $       994,980
Equitable Resources, Inc.                                                              11,900            464,814
National Fuel Gas Co.(8)                                                               16,800            574,560
Oneok, Inc.(8)                                                                         20,000            680,400
Osaka Gas Co., Ltd.(8)                                                                280,000            979,210
Questar Corp.(8)                                                                        8,300            731,396
                                                                                                 ---------------
                                                                                                       8,301,898
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $285,584,211)                                                               312,819,132
                                                                                                 ---------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.8%

FINANCE -- 3.8%

FINANCIAL SERVICES -- 3.8%
Aames Mtg. Investment Trust, Series 2004 1 2A1 4.17%
  due 01/25/35(3)                                                             $        65,443             65,624
Aames Mtg.Trust, Series 2003-1 AIO 6.00%
  due 10/25/05(4)                                                                      91,500                334
ACE Securities Corp., Series 2003-FM1 AIO 3.50%
  due 10/25/05(4)(10)                                                                 124,000                335
Advanta Business Card Master Trust, Series 2004 C1C 4.85%
  due 09/20/13(3)(8)                                                                   65,000             66,066
Aegis Asset Backed Securities Trust, Series 2004-1N 5.00%
  due 02/25/34*(9)                                                                      9,699              9,671
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00%
  due 12/25/34*(9)                                                                     21,955             21,760
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75%
  due 03/25/34*(1)(9)                                                                  26,300             26,157
American Home Mtg. Investment Trust, Series 2004 3 2A 3.59%
  due 10/25/34(3)(5)                                                                  127,247            125,405
American Home Mtg. Investment Trust, Series 2004 3 3A 3.71%
  due 10/25/34(3)(5)                                                                   99,685             97,762
Ameriquest Mtg. Securities, Inc., Series 2003-12 SIO 5.00%
  due 06/25/06(4)                                                                      81,699              2,007
Ameriquest Mtg. Securities, Inc., Series 2003-8 SIO 5.00%
  due 02/25/06(1)(4)                                                                   85,721              1,822
Asset Backed Funding Corp. NIM Trust, Series 2004-AHL1 5.60%
  due 12/26/33*(1)(9)                                                                  10,209             10,224
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT1 4.55%
  due 12/26/33*(9)                                                                      3,935              3,923
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3
  4.17% due 01/15/34(3)                                                                 3,982              3,995
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2
  4.20% due 12/25/34(3)                                                                27,400             27,494
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3
  4.12% due 03/28/35(3)                                                                35,366             35,415
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50%
  due 02/25/35*(1)(9)                                                                  67,462             66,956
Banc America Commercial Mtg. Inc., Series 2005-4 XCIO 0.05%
  due 07/10/45*(1)(4)(6)(9)                                                         2,526,000             18,945
Banc America Mtg. Securities, Inc., Series 2004 D 2A IO 0.76%
  due 10/01/05(2)(4)(5)                                                               502,835              3,417
Banc America Mtg. Securities, Inc., Series 2005-E 2A IO 0.31%
  due 10/01/05(1)(2)(4)(5)                                                          1,039,000              8,117
Banc of America Commercial Mtg., Inc., Series 2005-1 XW
  0.11% due 10/01/05*(1)(2)(6)(9)                                                   6,008,649             33,949
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A 0.79%
  due 10/15/05*(2)(4)(6)(9)                                                         1,368,308              3,756
Bank One Issuance Trust, Series 2003-C4 4.80%
  due 02/15/11(3)                                                                      40,000             40,773
Bay View Auto Trust,Series 2005 LJ2 C 4.92%
  due 02/25/14                                                                         45,000             44,599
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78%
  due 01/25/35*(1)(4)(6)(9)(10)                                                       220,676             16,852
Bayview Commercial Asset Trust, Series 2005-1 4.13%
  due 03/25/35*(1)(6)(9)(10)                                                           47,544             47,487
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78%
  due 04/25/35*(1)(4)(6)(9)(10)                                                       250,280             19,905
Bayview Financial Acquisition Trust, Series 2003-F A 4.34%
  due 12/28/34(3)                                                                      63,489             63,708
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.94%
  due 10/27/05(2)(4)                                                                  518,364             14,833
Bayview Financial Acquisition Trust, Series 2004-D A 4.23%
  due 08/28/44(3)                                                                     110,565            110,928
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.50%
  due 10/27/05(1)(2)(4)                                                               595,233             23,501
Bayview Financial Acquisition Trust, Series 2005-B AIO 2.83%
  due 10/28/05(1)(2)(4)                                                             2,240,161             80,736

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bayview Financial Asset Trust, Series 2003-SSRA A 4.53%
  due 10/25/38*(1)(3)(9)                                                      $        50,273    $        50,569
Bayview Financial Asset Trust, Series 2003-Z AIO1 0.43%
  due 10/01/05*(1)(2)(4)(9)                                                         1,212,290              1,007
Bayview Financial Asset Trust, Series 2004-SSRA A1 4.43%
  due 12/25/39*(3)(9)                                                                  84,790             85,320
Bear Stearns Alt-A Trust, Series 2004-11 2A2 4.95%
  due 10/01/05(2)(5)                                                                   74,559             74,837
Bear Stearns Alt-A Trust, Series 2004-12 2A2 5.14%
  due 10/01/05(2)(5)                                                                  248,751            247,951
Bear Stearns Alt-A Trust, Series 2004-9 1A1 5.04%
  due 10/01/05(2)(5)                                                                   29,241             29,348
Bear Stearns Alt-A Trust, Series 2005-2 2A2A 4.93%
  due 10/02/05(2)(5)                                                                   43,967             43,824
Bear Stearns Alt-A Trust, Series 2005-5 1A1 4.70%
  due 10/01/05(2)(5)                                                                  133,715            133,016
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1
  4.25% due 10/24/05*(9)                                                               41,275             41,062
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO zero coupon
  due 12/25/05(4)                                                                     414,000              3,299
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 4.23%
  due 10/25/33(3)                                                                      42,000             42,389
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00%
  due 12/25/35(4)(5)                                                                  199,200              1,651
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00%
  due 02/25/06(4)(5)                                                                  139,800              2,210
Bear Stearns Asset Backed Securities, Inc., Series 2005-3 A 4.28%
  due 07/25/35(1)(3)                                                                  113,873            113,838
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47%
  due 10/01/05(2)(6)                                                                   32,000             32,976
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A6 4.75%
  due 10/01/05(2)(6)                                                                   32,000             31,368
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81%
  due 12/15/30                                                                         28,659             29,513
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 6.52%
  due 10/15/05(3)(8)                                                                   15,000             15,708
Carmax Auto Owner Trust, Series 2004-2 D 3.67%
  due 09/15/11(8)                                                                      12,458             12,312
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50%
  due 06/25/06(4)                                                                     323,050              5,671
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32%
  due 10/15/32(6)(8)                                                                   18,000             19,760
Chase Credit Card Owner Trust, Series 2003-3 C 4.85%
  due 10/15/10(3)(8)                                                                   60,000             61,255
Chase Funding NIM Trust, Series 2004-OPT1 4.46%
  due 06/27/34*(1)(8)(9)                                                               41,779             41,570
Chec NIM Ltd., Series 2004 2 N1 4.45%
  due 10/26/34*(1)(8)(9)                                                               23,709             23,708
Citibank Credit Card Issuance Trust, Series 2001-C1 4.68%
  due 01/15/10(3)                                                                      30,000             30,483
Citigroup Commercial Mtg. Trust, Series 2005-C3 XCIO 0.06%
  due 10/01/05*(2)(4)(6)                                                            4,847,478             51,812
CNL Funding, Series 1999-1 A2 7.65%
  due 10/01/05*(9)                                                                    100,000            105,500
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53%
  due 12/15/30(6)                                                                      45,544             46,296
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57%
  due 12/15/30(6)                                                                     135,000            138,918
Commercial Mtg., Pass Through, Series 2001-J2A A2F 4.07%
  due 10/15/05*(2)(6)(9)                                                               46,000             46,580
Commercial Mtg., Pass Through, Series 2004-A5 5.28%
  due 10/02/05(2)(6)                                                                   52,000             53,376
Commercial Mtg., Pass Through, Series 2005-C6 IO 0.04%
  due 06/10/44*(4)(9)                                                               3,711,014             25,397
Commercial Mtg., Pass Through, Series 2005-LP5 0.05%
  due 10/02/05*(2)(4)(6)(9)                                                         1,835,442             19,081
Conseco Finance Securitizations Corp., Series 2000 5 A4 7.47%
  due 02/01/32                                                                         80,492             81,444
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31%
  due 05/01/32                                                                         65,000             53,040
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21%
  due 07/01/32                                                                        174,412            176,044
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99%
  due 07/01/32(10)                                                                    307,000            288,672
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50%
  due 07/01/32(1)(4)                                                                  661,267             17,993
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79%
  due 05/01/33                                                                         22,172             22,252
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91%
  due 05/01/33(10)                                                                    195,000            192,619
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36%
  due 09/01/33                                                                        187,000            193,639
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55%
  due 12/01/33(1)                                                                      91,000             45,500
Conseco Finance Securitizations Corp., Series 2002-1A 6.68%
  due 12/01/33                                                                         84,514             86,233
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50%
  due 06/01/10(1)(4)                                                                  142,022             35,877
Conseco Finance, Series 2002-C AFIO 7.50%
  due 08/15/33(1)(4)                                                                   83,111                259
Conseco Finance, Series 2002-C AVIO 7.50%
  due 05/15/32(1)(4)                                                                   48,125                150
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 1AX
  1.06% due 07/20/35(1)(4)(5)                                                       1,398,905             38,033
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 IAX
  1.13% due 07/20/35(1)(4)(5)                                                         699,254             25,348
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25%
  due 04/25/36*(9)                                                                     26,689             26,539

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Countrywide Asset-Backed Certificates, Series 2004-1NIM 6.00%
  due 05/25/34*(1)(9)                                                         $        29,113    $        29,084
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00%
  due 09/25/35*(9)                                                                     52,899             52,624
Countrywide Asset-Backed Certificates, Series 2004-N 5.00%
  due 06/25/36*(1)(9)                                                                  26,975             26,848
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005 R2 2A3
  8.00% due 06/25/35*(1)(5)(9)                                                         92,249             98,563
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2 2X
  1.09% due 03/25/35(1)(4)(5)                                                         863,866             21,057
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9 1X
  1.19% due 05/25/35(1)(4)(5)                                                         742,544             19,260
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO
  3.00% due 05/25/34                                                                  217,161                998
Crown Castle Towers LLC, Series 2005-1A D 5.61% due 06/15/35*(6)(9)                    84,000             82,595
CS First Boston Mtg. Securities Corp., Series 2004-C3 5.11%
  due 10/01/05*(2)(6)                                                                 237,000            238,306
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H
  4.47% due 10/15/05*(1)(3)(6)(9)                                                      50,000             50,000
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J
  3.05% due 11/15/19*(1)(3)(6)(9)                                                      50,000             50,000
CS First Boston Mtg. Securities, Series 2004 FR1N A 5.00%
  due 11/27/34*(1)(9)                                                                  61,795             61,640
CS First Boston Mtg., Series 2001-CK1 AYIO 0.78%
  due 10/02/05*(2)(4)(6)(9)                                                         1,973,000             67,883
CS First Boston Mtg., Series 2003 C3 AXIO 0.36%
  due 10/01/05*(2)(4)(6)(9)                                                         1,485,197             63,444
CS First Boston Mtg., Series 2005 C2 AXIO 0.07%
  due 10/01/05*(2)(4)(6)(9)                                                         2,436,127             37,186
CS First Boston Mtg., Series 2005 J 4.67%
  due 09/15/20*(1)(3)(6)(9)                                                            62,000             62,000
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62%
  due 06/10/33(6)                                                                      70,000             77,469
FFCA Secured Lending Corp., Series 2000-1 A2 9.42%
  due 09/18/27*(6)(9)                                                                 184,252            195,860
First Franklin Mtg. Loan Trust, Series 2003-FFC S 6.00%
  due 12/25/05(1)(4)                                                                  171,000              3,292
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.84%
  due 10/02/05(3)(5)                                                                   53,534             53,356
Ford Credit Auto Owner Trust, Series 2004-A C 4.19%
  due 07/15/09                                                                         50,000             49,569
Fremont NIM Trust, Series 2004-3 A 4.50%
  due 11/27/34*(1)(9)                                                                  26,367             26,235
Fremont NIM Trust, Series 2004-A 4.75%
  due 01/25/34*(1)(9)                                                                   1,671              1,666
Fremont NIM Trust, Series 2004-D N1 4.50%
  due 11/25/34*(9)                                                                     20,604             20,532
GE Commercial Mtg. Corp., Pass Through, Series 2005 C3 zero coupon
  due 07/25/45*(9)                                                                 11,666,442             62,576
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C
  4.25% due 09/15/10(3)                                                               100,000            100,349
GGP Mall Properties Trust, Series 2001-C1A D3 6.02%
  due 03/15/14*(3)(6)(9)                                                               26,315             26,326
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 8.03%
  due 10/03/05(2)(6)                                                                   34,000             36,790
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02%
  due 04/10/40(6)                                                                      25,000             25,008
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30%
  due 10/03/05(2)(6)                                                                   70,000             71,301
GMAC Commercial Mtg. Securities, Inc., Series 2005 C1 0.10%
  due 10/01/05(2)(4)(6)                                                             3,376,171             63,466
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 AIO 6.00%
  due 10/03/05(1)(2)(4)                                                             1,112,650             71,766
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 6.09%
  due 07/10/15*(1)(3)(9)                                                               10,000             10,141
Green Tree Financial Corp., Series 1997-4 A7 7.36%
  due 02/15/29                                                                         35,880             38,023
Green Tree Financial Corp., Series 1997-6 A8 7.07%
  due 01/15/29                                                                         45,323             47,159
Green Tree Financial Corp., Series 1997-6 A9 7.55%
  due 01/15/29                                                                         51,990             55,798
Green Tree Financial Corp., Series 1997-7 A8 6.86%
  due 07/15/29                                                                         27,576             28,514
Green Tree Financial Corp., Series 1999-4 A5 6.97%
  due 05/01/31                                                                        103,202            104,781
Green Tree Financial Corp., Series 1999-5 A5 7.86%
  due 04/01/31                                                                        179,000            159,463
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59%
  due 11/15/28                                                                        161,778            167,535
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45%
  due 06/20/31                                                                         58,977             55,221
Greenpoint Mtg. Funding Trust, Series 2005 AR1 X1IO zero coupon
  due 06/25/45(1)(4)(5)                                                               613,244             16,960
Greenwich Capital Commercial Funding Corp., Series 2003 C2 A4 4.92%
  due 01/05/36(6)                                                                      26,000             25,932
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A3
  4.57% due 10/03/05(2)(6)                                                             26,000             25,507

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
GS Mtg. Securities Corp. II, Series 2003-FL6A L 7.02%
  due 11/15/15*(1)(3)(6)(9)                                                   $        25,000    $        25,141
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40%
  due 10/29/05(2)(6)                                                                   22,000             22,600
GS Mtg. Securities Corp. II, Series 2005 GG4 XC 0.11%
  due 10/29/05*(2)(4)(6)(9)                                                         3,137,923             62,102
GS Mtg. Securities Corp., Series 2005-RP3 1A2 7.50%
  due 09/25/35(1)(5)                                                                   66,250             69,961
GS Mtg. Securities Corp., Series 2005-RP3 1A3 8.00%
  due 09/25/35*(1)(5)                                                                  80,853             86,448
GS Mtg. Securities Corp., Series 2005-RP3 1A4 8.50%
  due 09/25/35(1)(5)(9)                                                                26,867             29,036
GSAMP Trust, Series 2004-NIM N 4.88%
  due 10/25/34*(1)(9)                                                                  57,879             57,648
GSAMP Trust, Series 2005-NC1 N 5.00%
  due 02/25/35*(1)(9)                                                                  22,038             21,989
GSMPS Mtg. Loan Trust, Series 2005 RP2 1A2 7.50%
  due 03/25/35*(5)(9)                                                                  59,974             63,000
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00%
  due 03/25/35*(5)                                                                     51,055             54,093
Home Equity Asset Trust, Series 2003-6N A 6.50%
  due 03/27/34*(9)                                                                      1,393              1,387
Home Equity Asset Trust, Series 2004-7NA 4.50%
  due 02/27/35*(1)(9)                                                                  69,879             69,267
Home Equity Asset Trust, Series 2005-6NA 5.25%
  due 01/27/35*(1)(9)                                                                  85,361             85,041
HVB Mtg. Capital Corp., Series 2003-FL1A K 6.58%
  due 09/10/22*(1)(3)(6)(9)                                                            72,000             72,000
Hyundai Auto Receivables Trust, Series 2004-AD 4.10%
  due 08/15/11                                                                         63,000             61,891
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2
  5.26% due 07/12/37(6)                                                                32,000             32,563
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-C2 A3
  5.38% due 10/01/05(2)(6)                                                            203,050            206,679
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005 LDP1 X
  0.04% due 10/01/05*(2)(4)(6)(9)                                                   1,128,517             10,654
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12 X1
  0.05% due 10/01/05*(2)(4)(6)(9)                                                   2,263,433             25,261
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3 X1
  0.04% due 10/01/05*(1)(2)(6)(9)                                                   4,050,314             30,863
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4 X1
  0.04% due 10/01/05*(1)(2)(4)(6)(9)                                                3,385,000             31,742
J.P. Morgan Chase Commercial Mtg., Series 2005 LDP2 X1 0.05%
  due 10/01/05*(2)(4)(6)(9)                                                         9,076,776            149,976
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57%
  due 01/15/31(6)                                                                      22,000             21,358
LB-UBS Commercial Mtg. Trust, Series 2004-C4 A4 5.31%
  due 10/11/05(2)(6)                                                                   40,000             41,141
LB-UBS Commercial Mtg. Trust, Series 2005 C3 XCL 0.16%
  due 10/11/05*(2)(4)(6)(9)                                                         1,449,797             31,446
LB-UBS Commercial Mtg. Trust, Series 2005-C2 XCL 0.11%
  due 10/11/05*(2)(4)(6)(9)                                                         3,922,157             43,703
LB-UBS Commercial Mtg. Trust, Series 2005-C5 XCL 0.09%
  due 10/11/05*(1)(2)(4)(6)(9)                                                      2,550,230             37,576
Lehman Brothers Commercial Mtg. Trust, Series 2005 LLFA J 4.57%
  due 07/16/18*(1)(3)(6)(9)                                                            19,000             19,000
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.12%
  due 02/25/35*(4)(9)                                                                  55,796             55,597
Long Beach Mtg. Loan Trust, Series 2004 3 S1 4.50%
  due 12/25/06(4)                                                                     568,793             19,202
Long Beach Mtg. Loan Trust, Series 2004 3 S2 4.50%
  due 12/25/06(4)                                                                     284,422              9,704
Marriott Vacation Club Owner Trust, Series 2002-1A A1 4.50%
  due 12/20/24*(3)(9)                                                                  32,038             32,324
Master Adjustable Rate Mtgs. Trust, Series 2004-3 4 AX
  1.42% due 04/25/34(4)(5)(10)                                                        121,303              3,058
Master Adjustable Rate Mtgs. Trust, Series 2005-2 7 AX 0.17%
  due 10/03/05(2)(4)(5)                                                               317,190              1,334
Master Reperforming Loan Trust, Series 2005-2 1A3 7.50%
  due 05/25/35*(1)(5)(9)                                                               75,346             79,724
Master Specialized Loan Transfer, Series 2005-11A4 7.50%
  due 08/25/34*(1)(5)(9)                                                               64,566             68,077
MBNA Credit Card Master Note Trust, Series 2003-C5 4.95%
  due 11/15/10(3)                                                                      60,000             61,235
Merit Securities Corp., Series 11PA 3A1 4.46%
  due 10/28/05*(3)(5)(9)                                                              100,206            101,159
Merrill Lynch Mtg. Investors, Inc., Series 2004 OP1 N1 4.75%
  due 10/01/05*(1)                                                                     36,538             36,413
Merrill Lynch Mtg. Investors, Inc., Series 2004 WI1N N1 7.00%
  due 10/01/05*(9)                                                                     19,470             19,519
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50%
  due 10/25/05*(9)                                                                      9,106              9,051
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00%
  due 10/01/05(2)                                                                      26,000             24,904
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00%
  due 09/25/35*(9)                                                                     33,517             33,200
Merrill Lynch Mtg. Investors, Inc., Series 2007 HE2C N1 5.00%
  due 08/25/35*(1)(9)                                                                  21,325             21,121
Merrill Lynch Mtg. Trust, Series 2005 MCP1 XC 0.47%
  due 10/01/05(4)(6)                                                                2,359,738             28,600
Merrill Lynch Mtg. Trust, Series 2005 MKB2 A2 4.81%
  due 05/12/43(6)                                                                     117,000            116,761

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Metris Secured Note Trust, Series 2004 2 C 5.15%
  due 10/20/10*(3)(9)                                                         $        65,000    $        65,416
Mezz Capital Commercial Mtg. Trust, Series 2004 C2 A 6.41%
  due 10/01/05*(1)(2)(4)(5)(9)                                                        156,877             58,633
Mid-State Trust, Series 11 B 8.22%
  due 07/15/38                                                                         11,801             12,116
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82%
  due 03/15/12                                                                          6,160              6,133
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 4.12%
  due 01/25/35(3)                                                                      71,482             71,702
Morgan Stanley Capital I, Series 2005-HQ5 X1 0.84%
  due 01/14/42*(4)(9)                                                               3,861,088             31,707
Morgan Stanley Capital I, Series 2005-HQ6 X1 0.05%
  due 10/03/05*(2)(4)(6)(9)                                                         3,881,110             41,232
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 6.28%
  due 05/25/31(3)                                                                       4,672              4,676
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 6.33%
  due 01/25/32(3)                                                                       6,298              6,292
Morgan Stanley Mtg. Loan Trust, Series 2005 5AR 2A1 5.48%
  due 10/01/05(1)(2)(5)(7)                                                            336,599            338,689
Morgan Stanley Mtg. Loan Trust, Series 2005-3AR 2A2 5.29%
  due 10/03/05(1)(2)(5)                                                               168,370            168,890
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.26%
  due 10/03/05(2)(6)                                                                   27,000             28,245
Navistar Financial Corp. Owner Trust, Series 2004- B C 3.93%
  due 10/15/12                                                                          6,306              6,143
Navistar Financial Corp. Owner Trust, Series 2005-A C 4.84%
  due 01/15/14                                                                         32,000             32,021
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15%
  due 11/25/33                                                                         33,000             32,996
Nomura Asset Acceptance Corp., Series 2004-R3 PT 9.18%
  due 10/01/05*(2)(5)                                                                  70,164             75,185
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12%
  due 04/13/39(6)                                                                     115,000            116,386
Oakwood Mtg. Investors, Inc., Series 2000 A A3 7.95%
  due 03/15/22                                                                         62,810             51,373
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00%
  due 11/15/09(1)(4)                                                                  166,202             26,602
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00%
  due 02/15/10(1)(4)                                                                  136,782             22,695
Oakwood Mtg. Investors, Inc., Series 2002-A B1 8.50%
  due 05/15/26(1)(4)(5)(14)                                                             9,866                  0
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41%
  due 11/15/32                                                                        136,193            118,906
Option One Mtg. Securities Corp. NIM Trust, Series 2004-2A N1 4.21%
  due 11/25/34*(1)(9)                                                                  27,468             27,468
Origen Manufactured Housing, Series 2004-B A2 3.79%
  due 12/15/17                                                                         65,000             63,597
Origen Manufactured Housing, Series 2004-B A3 4.75%
  due 08/15/21                                                                         26,000             25,390
Park Place Securities NIM Trust, Series 2004-WHQ2 A 4.00%
  due 02/25/35*(9)                                                                     60,066             59,887
Providian Gateway Owner Trust, Series 2004 EA D 2.93%
  due 11/15/11*(3)(9)                                                                 100,000            100,688
Renaissance Home Equity Loan Trust, Series 2003 2 AIO 3.00%
  due 12/25/05(1)(4)                                                                   36,789                178
Renaissance Home Equity Loan Trust, Series 2003-4 SIO 3.00%
  due 02/25/06(1)(4)                                                                   37,107                281
Renaissance Home Equity Loan Trust, Series 2005-1 N 4.70%
  due 05/25/35*(1)(9)                                                                  31,224             31,224
Renaissance NIM Trust, Series 2004-A 4.45%
  due 06/25/34*(1)(9)                                                                   7,171              7,163
Residential Accredit Loans, Inc., Series 2004 QA5 4.99%
  due 10/01/05(2)(5)                                                                   40,412             40,362
Residential Accredit Loans, Inc., Series 2004-QA6 5.01%
  due 10/01/05(2)(5)                                                                  135,359            135,123
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00%
  due 06/25/32(5)                                                                     144,413            144,329
Residential Asset Mtg. Products, Inc., Series 2004 RZ2 AIO 3.50%
  due 10/01/05(1)(4)                                                                  837,100             14,240
Residential Asset Mtg. Products, Inc., Series 2005-AR1 4.43%
  due 03/18/35(3)(5)                                                                   71,511             70,912
Residential Asset Securities Corp., Series 2003 4 AIIO 3.50%
  due 11/25/05(4)                                                                      13,784                 37
Residential Asset Securities NIM Corp., Series 2004 NT11 4.50%
  due 12/25/34*(9)                                                                     42,452             41,883
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00%
  due 11/25/34*(1)(9)                                                                  56,680             56,459
Residential Asset Securities NIM Corp., Series 2005 NTR1 4.25%
  due 03/25/35*(1)(9)                                                                  44,088             43,978
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CDIO
  1.02% due 10/01/05*(1)(2)(4)(6)(9)                                                  191,847              4,666
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75%
  due 10/27/05*(1)(9)                                                                  55,642             55,436
Sequoia Mtg. Funding Trust, Series 2004-A AX1IO zero coupon
  due 02/25/08*(4)(5)(9)                                                            2,251,994             17,578
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90%
  due 11/25/33*(9)                                                                      3,334              3,332
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45%
  due 12/25/33*(1)(9)                                                                   4,027              4,027
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16%
  due 09/25/33*(9)                                                                      2,655              2,654
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94%
  due 02/25/34*(1)(9)                                                                  10,229             10,229
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75%
  due 12/25/34*(1)(9)                                                                  50,436             50,184
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00%
  due 01/25/35*(1)(9)                                                                  25,402             25,307
Specialty Underwriting & Residential Finance, Series 2004-BC1 XIO
  2.00% due 10/01/05(1)(2)(4)                                                         749,488              9,266

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00%
  due 03/24/18*(1)(6)(9)                                                      $        50,000    $        46,938
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 10 1 A1
  4.92% due 10/03/05(2)(5)                                                             49,185             49,418
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 12 1A2
  5.01% due 10/01/05(2)(5)                                                             69,570             70,036
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-14 1A
  5.11% due 10/03/05(2)(5)                                                            145,125            145,573
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-16 1A2 5.01%
  due 10/01/05(2)(5)                                                                  109,477            110,455
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-18 1A1
  5.07% due 10/01/05(2)(5)                                                             73,605             73,650
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1IO
  0.56% due 01/25/35(1)(3)(4)(5)                                                      975,522             16,877
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2
  5.08% due 10/03/05(2)(5)                                                            185,500            185,481
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-4 A1
  4.77% due 10/03/05(2)(5)                                                             15,863             15,967
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A
  4.38% due 10/03/05(2)(5)                                                            201,395            200,056
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1
  4.70% due 10/03/05(2)(5)                                                             39,779             39,867
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3
  4.70% due 10/03/05(2)(5)                                                             20,552             20,613
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-1 1A1
  5.15% due 10/03/05(2)(5)                                                            295,787            294,968
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AXIO
  0.97% due 10/03/05(1)(2)(4)(5)                                                    1,558,390             46,440
Structured Asset Investment Loan NIM Notes, Series 2003-12A A
  7.35% due 11/27/33*(9)                                                               15,911             15,869
Structured Asset Investment Loan NIM Notes, Series 2003-13A A
  6.75% due 11/27/33*(9)                                                                9,665              9,647
Structured Asset Investment Loan NIM Notes, Series 2003-4 A 7.50%
  due 06/27/33*(1)(9)                                                                   5,539              5,107
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35%
  due 06/27/33*(1)(9)                                                                  18,425             16,269
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75%
  due 01/27/33*(9)                                                                      7,484              7,536
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75%
  due 04/27/33*(9)                                                                     11,265             10,595
Structured Asset Investment Loan NIM Notes, Series 2004-10A A
  5.00% due 12/27/34*(1)(9)                                                            71,703             71,416
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75%
  due 01/27/35*(9)                                                                     52,912             52,646
Structured Asset Investment Loan NIM Notes, Series 2004-2A A 5.50%
  due 03/27/34*(9)                                                                     23,307             23,309
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50%
  due 10/27/34*(9)                                                                     25,885             25,775
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25%
  due 02/27/35*(9)                                                                     51,919             51,627
Structured Asset Investment Loan NIM Notes, Series 2005-2A A
  4.75% due 03/27/35*(1)(9)                                                            38,687             38,533
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A
  4.75% due 02/27/35*(1)(9)                                                            47,112             46,970
Structured Asset Securities Corp., Series 2003-26A 2A 4.55%
  due 10/03/05(2)(5)                                                                   54,708             55,065
Structured Asset Securities Corp., Series 2003-40A 1A 4.88%
  due 10/01/05(2)(5)                                                                   36,305             36,489
Structured Asset Securities Corp., Series 2004-NP2 A 3.99%
  due 06/01/34*(1)(3)(5)(9)                                                           139,318            139,332
Structured Asset Securities Corp., Series 2005-10 3A3 9.27%
  due 06/25/35(1)(3)(5)                                                               101,331             99,930
Structured Asset Securities Corp., Series 2005-6 5A8 6.24%
  due 05/25/35(3)(5)                                                                   85,383             74,311
Terwin Mtg. Trust,Series 2004-5HE A1B 4.25% due 04/25/35(3)                            74,930             75,310
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77%
  due 05/22/37*(1)(9)                                                                  86,000             90,464

                                                                                  PRINCIPAL          VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XCIO
  0.06% due 04/15/42*(4)(6)(9)                                                $     5,448,126    $        55,040
Wachovia Bank Commercial Mtg.Trust, Series 2004-C12 A4 5.41%
  due 10/29/05(2)(6)                                                                   64,000             65,387
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80%
  due 10/15/41(6)                                                                      70,750             69,493
Wachovia Bank Commercial Mtg.Trust, Series 2005 C17 A4 5.08%
  due 10/29/05(2)(6)                                                                  207,000            207,816
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85%
  due 10/29/05(2)(6)                                                                   32,000             31,612
Washington Mutual Asset Securities Corp., Series 2004-1 1A1
  5.30% due 10/01/05*(2)(6)(9)                                                         65,000             62,389
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5
  4.32% due 07/25/35(1)(3)(5)                                                         654,000            638,778
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9 1A2
  4.35% due 05/25/35(2)(5)                                                            169,562            166,734
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11                          10,372             10,220
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12                          22,109             21,878
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12                          40,691             40,082
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12                          28,781             28,421
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $15,127,991)                                                      14,830,640
                                                                                                 ---------------

BONDS & NOTES -- 10.9%

CONSUMER DISCRETIONARY -- 0.1%

AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                    25,000             26,432
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09                                    50,000             53,342
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10                                    65,000             71,975

RETAIL -- 0.0%
CVS Corp. Pass Through 6.12% due 01/10/13*(9)                                          17,916             18,740
J.C. Penney Co., Inc. 7.13% due 11/15/23                                               25,000             27,500
May Department Stores Co. 5.75% due 07/15/14                                           10,000             10,150
SUPERVALU, Inc. 7.88% due 08/01/09                                                     20,000             21,729
                                                                                                 ---------------
                                                                                                         229,868
                                                                                                 ---------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Archer Daniels Midland Co. 5.38% due 09/15/35                                          40,000             38,756
Delhaize America, Inc. 8.13% due 04/15/11                                              55,000             59,610
Kraft Foods, Inc. 5.63% due 11/01/11                                                   95,000             98,156
Kroger Co. 6.75% due 04/15/12                                                          45,000             48,325
Miller Brewing Co. 5.50% due 08/15/13*(9)                                              30,000             30,721
                                                                                                 ---------------
                                                                                                         275,568
                                                                                                 ---------------

ENERGY -- 0.0%

ENERGY SERVICES -- 0.0%
Atmos Energy Corp. 4.95% due 10/15/14                                                  25,000             24,399
Buckeye Partners LP 5.30% due 10/15/14                                                 15,000             14,938
Consolidated Natural Gas Co. 5.00% due 12/01/14                                        15,000             14,785
Forest Oil Corp. 8.00% due 12/15/11                                                    20,000             22,100
Motiva Enterprises, LLC 5.20% due 09/15/12*(9)                                         30,000             30,143
PacifiCorp 5.45% due 09/15/13                                                          20,000             20,613

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Premcor Refining Group, Inc. 7.50% due 06/15/15                               $         5,000    $         5,350
Sunoco, Inc. 4.88% due 10/15/14                                                        15,000             14,673
Valero Energy Corp. 7.50% due 04/15/32                                                 20,000             24,140

ENERGY SOURCES -- 0.0%
Amerada Hess Corp. 7.88% due 10/01/29                                                  20,000             24,530
Occidental Petroleum Corp. 10.13% due 09/15/09                                         25,000             30,026
                                                                                                 ---------------
                                                                                                         225,697
                                                                                                 ---------------

FINANCE -- 0.8%

BANKS -- 0.2%
Bank of America Corp. 4.75% due 08/01/15                                               25,000             24,451
Bank of America Corp. 7.40% due 01/15/11(8)                                           180,000            201,017
Bank of New York Co., Inc. 3.40% due 03/01/08(2)                                       10,000              9,673
Capital One Bank 6.50% due 06/13/13                                                    20,000             21,455
Citigroup, Inc. 6.00% due 10/31/33                                                     30,000             31,294
First Maryland Bancorp 7.20% due 07/01/07                                              20,000             20,927
Fleet Capital Trust V 4.89% due 12/18/05(3)                                            20,000             20,020
Independence Community Bank Corp. 3.50% due 06/20/13(2)                                50,000             48,164
National City Bank 6.25% due 03/15/11                                                  40,000             42,586
PNC Bank NA 4.88% due 09/21/17                                                         30,000             29,113
Rabobank Capital Funding III Trust 5.25% due 10/21/16*(2)(9)                           35,000             34,871
UBS Preferred Funding Trust I 8.62% due 10/01/10(2)                                    30,000             34,754
Wachovia Corp. 5.25% due 08/01/14                                                      45,000             45,631
Washington Mutual, Inc. 4.63% due 04/01/14                                             60,000             57,418
Washington Mutual, Inc. 8.25% due 04/01/10                                             25,000             28,055

FINANCIAL SERVICES -- 0.5%
Ameritech Capital Funding Co. 6.25% due 05/18/09                                       25,000             26,026
Associates Corp. NA 6.95% due 11/01/18                                                 20,000             23,350
AXA Financial, Inc. 7.75% due 08/01/10                                                 25,000             27,964
Beaver Valley Funding Corp. 9.00% due 06/01/17                                         25,000             29,696
Block Financial Corp. 5.13% due 10/30/14                                               25,000             24,259
Boeing Capital Corp. 6.10% due 03/01/11                                                10,000             10,621
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                                            30,000             30,148
CIT Group, Inc. 5.00% due 02/13/14                                                     80,000             79,164
CIT Group, Inc. 5.00% due 02/01/15                                                     15,000             14,778
CIT Group, Inc. 7.75% due 04/02/12                                                     35,000             40,122
Citigroup, Inc. 5.00% due 09/15/14                                                    295,000            293,407
Countrywide Capital III, Series B 8.05% due 06/15/27                                   20,000             24,001
CS First Boston USA, Inc. 4.88% due 01/15/15                                           25,000             24,513
Ford Motor Credit Co. 7.88% due 06/15/10                                               35,000             34,059
Ford Motor Credit Co., Series MTN 7.75% due 02/15/07                                  115,000            116,393
Franchise Finance Corp. of America 8.75% due 10/15/10                                   5,000              5,870
General Electric Capital Corp. 8.13% due 05/15/12                                      70,000             82,122
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                         65,000             69,188
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                         50,000             53,029
General Motors Acceptance Corp. 4.56% due 10/17/05(3)(8)                              115,000            111,829
General Motors Acceptance Corp. 4.67% due 11/21/05(3)                                  25,000             24,475
Goldman Sachs Group, Inc. 4.75% due 07/15/13                                           45,000             43,972
Goldman Sachs Group, Inc. 5.13% due 01/15/15                                           55,000             54,830
Grand Metropolitan Investment Corp. 8.00% due 09/15/22                                 45,000             57,312
Greenpoint Capital Trust I 9.10% due 06/01/27                                          15,000             16,406

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Household Finance Corp. 6.38% due 11/27/12                                    $        15,000    $        16,118
Household Finance Corp. 7.00% due 05/15/12                                            130,000            143,869
Household Finance Corp. 8.00% due 07/15/10                                             15,000             16,926
HSBC Finance Corp. 5.25% due 04/15/15                                                  35,000             35,164
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                            160,000            159,598
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                             10,000             10,863
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                        15,000             14,683
John Hancock Global Funding II 7.90% due 07/02/10*(9)                                  15,000             17,036
Lehman Brothers Holdings, Inc. 4.59% due 11/21/05*(3)(9)                               35,000             35,071
Lehman Brothers Holdings, Inc. 4.80% due 03/13/14                                      30,000             29,472
Morgan Stanley 6.75% due 04/15/11                                                      25,000             27,196
NiSource Finance Corp. 5.25% due 09/15/17                                               5,000              4,887
NiSource Finance Corp. 5.45% due 09/15/20                                              40,000             39,128
Nuveen Investments, Inc. 5.00% due 09/15/10                                            15,000             14,851
Nuveen Investments, Inc. 5.50% due 09/15/15                                            15,000             14,818
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(9)                             20,000             22,490
Principal Life Global Funding I 5.25% due 01/15/13*(9)                                 30,000             30,588
Sovereign Bancorp, Inc. 4.80% due 09/01/10*(9)                                         20,000             19,858
Sprint Capital Corp. 6.90% due 05/01/19                                                25,000             27,989
State Street Capital Trust II 4.29% due 11/15/05(3)                                    20,000             20,015
Verizon Global Funding Corp. 7.75% due 12/01/30                                        15,000             18,274
Washington Mutual, Inc. 5.00% due 03/22/12                                             65,000             64,648

INSURANCE -- 0.1%
Executive Risk Capital Trust, Series B 8.68% due 02/01/27                              30,000             32,410
Fund American Cos., Inc. 5.88% due 05/15/13                                            40,000             40,007
Hartford Financial Services Group, Inc. 7.90% due 06/15/10                             35,000             39,302
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(9)                                     100,000             92,743
Loews Corp. 5.25% due 03/15/16                                                         15,000             14,600
MetLife, Inc. 5.00% due 06/15/15                                                       40,000             39,484
MetLife, Inc. 5.70% due 06/15/35                                                       25,000             24,852
Nationwide Financial Services, Inc. 5.63% due 02/13/15                                 10,000             10,190
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(9)                                 15,000             18,792
Protective Life Corp. 4.30% due 06/01/13                                               15,000             14,325
Transamerica Capital 7.63% due 11/15/37                                                35,000             40,977
                                                                                                 ---------------
                                                                                                       3,118,187
                                                                                                 ---------------

HEALTHCARE -- 0.0%

DRUGS -- 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)(9)                                                  15,000             15,439
Hospira, Inc. 5.90% due 06/15/14                                                       15,000             15,619
Wyeth 5.50% due 03/15/13                                                               50,000             51,278
Wyeth 6.70% due 03/15/11                                                               30,000             32,955

HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                                           15,000             15,429
Wellpoint, Inc. 4.25% due 12/15/09                                                     15,000             14,672
Wellpoint, Inc. 5.00% due 12/15/14                                                     15,000             14,923
                                                                                                 ---------------
                                                                                                         160,315
                                                                                                 ---------------

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 0.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. 6.88% due 10/15/43                                                 $        15,000    $        18,190
Lockheed Martin Corp. 8.50% due 12/01/29                                               35,000             48,288
Raytheon Co. 4.85% due 01/15/11                                                        20,000             19,951
Raytheon Co. 6.00% due 12/15/10                                                         8,000              8,354
Raytheon Co. 6.75% due 03/15/18                                                        30,000             33,830
Raytheon Co. 7.00% due 11/01/28                                                        15,000             17,575
Raytheon Co. 8.30% due 03/01/10                                                        25,000             28,365

BUSINESS SERVICES -- 0.0%
Cendant Corp. 4.89% due 08/17/06                                                       30,000             14,971
Cendant Corp. 6.25% due 03/15/10                                                       60,000             61,989
Cendant Corp. 7.38% due 01/15/13                                                       35,000             38,264
Waste Management, Inc. 6.38% due 11/15/12                                               5,000              5,359

TRANSPORTATION -- 0.0%
CSX Corp. 6.75% due 03/15/11                                                           50,000             54,178
Norfolk Southern Corp. 6.75% due 02/15/11                                               5,000              5,448
                                                                                                 ---------------
                                                                                                         354,762
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.2%

BROADCASTING & MEDIA -- 0.1%
Clear Channel Communications, Inc. 5.75% due 01/15/13                                  15,000             14,842
Comcast Corp. 4.95% due 06/15/16(8)                                                    60,000             57,457
Cox Communications, Inc. 6.75% due 03/15/11                                            40,000             42,695
Cox Communications, Inc. 7.75% due 11/01/10                                            30,000             33,197
Cox Enterprises, Inc. 7.88% due 09/15/10*(9)                                            5,000              5,530
Jones Intercable, Inc. 7.63% due 04/15/08                                              20,000             21,237
News America Holdings, Inc. 7.70% due 10/30/25                                         75,000             87,703
Tele-Communications, Inc. 7.88% due 08/01/13                                           40,000             46,248
Tele-Communications, Inc. 9.80% due 02/01/12                                           10,000             12,299
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                   25,000             30,325
Time Warner, Inc. 6.95% due 01/15/28                                                   40,000             43,342
Time Warner, Inc. 9.13% due 01/15/13                                                   85,000            103,789
Time Warner, Inc. 9.15% due 02/01/23                                                   15,000             19,374
Turner Broadcasting, Inc. 8.38% due 07/01/13                                            5,000              5,893

LEISURE & TOURISM -- 0.1%
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 08/15/13                15,000             15,631
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 01/02/18                 8,030              7,848
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                36,956             35,721
GTECH Holdings Corp. 4.75% due 10/15/10                                                40,000             36,553
Harrah's Operating Co., Inc. 5.75% due 10/01/17*(9)                                    50,000             48,941
Hilton Hotels Corp. 8.25% due 02/15/11                                                 40,000             45,311
Park Place Entertainment Corp. 7.00% due 04/15/13                                      10,000             10,846
                                                                                                 ---------------
                                                                                                         724,782
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.2%

COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(9)                         30,000             29,775

ELECTRONICS -- 0.0%
Avnet, Inc. 6.00% due 09/01/15                                                         25,000             24,541

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.2%
AT&T Corp. 8.50% due 11/15/31                                                 $        20,000    $        25,325
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                        10,000             11,385
AT&T Wireless services, Inc. 8.13% due 05/01/12                                        50,000             58,634
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                        45,000             60,741
BellSouth Capital Funding Corp. 7.75% due 02/15/10                                     10,000             11,142
Citizens Communications Co. 6.25% due 01/15/13                                         20,000             19,200
Michigan Bell Telephone Co. 7.85% due 01/15/22                                         30,000             35,473
Motorola, Inc. 4.61% due 11/16/07                                                      45,000             44,948
Motorola, Inc. 7.63% due 11/15/10                                                       2,000              2,263
Sprint Capital Corp. 6.88% due 11/15/28                                               125,000            138,084
Sprint Capital Corp. 7.63% due 01/30/11                                                 5,000              5,595
Sprint Capital Corp. 8.38% due 03/15/12                                                40,000             47,074
TCI Communications, Inc. 8.75% due 08/01/15                                            60,000             74,500
Verizon New England, Inc. 6.50% due 09/15/11                                           50,000             53,212
                                                                                                 ---------------
                                                                                                         641,892
                                                                                                 ---------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07(8)                               95,000             95,795
Dow Chemical Co. 6.00% due 10/01/12(8)                                                 70,000             74,127
Dow Chemical Co. 8.55% due 10/15/09(8)                                                 20,000             22,756
ICI Wilmington, Inc. 5.63% due 12/01/13                                                35,000             35,327
Lubrizol Corp. 5.50% due 10/01/14                                                      15,000             15,053
Praxair, Inc. 6.38% due 04/01/12                                                       10,000             10,875

FOREST PRODUCTS -- 0.0%
International Paper Co. 6.75% due 09/01/11                                             20,000             21,435
Weyerhaeuser Co. 7.38% due 03/15/32                                                    55,000             62,217
Weyerhaeuser Co. 7.95% due 03/15/25                                                    15,000             17,621

METALS & MINERALS -- 0.0%
Newmont Mining Corp. 5.88% due 04/01/35                                                20,000             19,602

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(9)                                                20,000             20,055
                                                                                                 ---------------
                                                                                                         394,863
                                                                                                 ---------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
New Jersey State Turnpike Authority, Series B 4.25% due 01/01/16                       25,000             23,933
                                                                                                 ---------------

REAL ESTATE -- 0.1%

REAL ESTATE COMPANIES -- 0.0%
ERP Operating LP 6.58% due 04/13/15                                                    15,000             16,404

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Centerpoint Properties Trust, Series MTN 4.75% due 08/01/10                            15,000             14,834
Colonial Properties Trust 6.25% due 06/15/14(8)                                        60,000             62,104
Developers Diversified Realty Corp. 4.63% due 08/01/10                                 15,000             14,643
Equity One, Inc. 3.88% due 04/15/09                                                    50,000             47,745
Heritage Property Investment Trust 5.13% due 04/15/14                                  25,000             24,437
Hospitality Properties Trust 6.75% due 02/15/13                                        45,000             48,201

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
HRPT Properties Trust 5.75% due 02/15/14                                      $        20,000    $        20,373
HRPT Properties Trust 6.25% due 08/15/16                                               10,000             10,497
iStar Financial, Inc. 6.00% due 12/15/10                                               40,000             41,060
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13                                     15,000             14,980
Rouse Co. 7.20% due 09/15/12                                                           40,000             42,231
Simon Property Group LP 5.63% due 08/15/14                                             20,000             20,480
                                                                                                 ---------------
                                                                                                         377,989
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 8.6%

U.S. GOVERNMENT AGENCIES -- 8.6%
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-56 2IO zero coupon due 10/01/05(2)(4)(5)                                   416,270              1,139
Federal Home Loan Mtg. Corp., Series 3024 CF zero coupon
  due 10/15/34(1)(3)(5)                                                               145,639            146,487
Federal Home Loan Mtg. Corp., Series 2958 FB zero coupon
  due 02/15/35(1)(3)(5)                                                               266,032            265,589
Federal Home Loan Mtg. Corp., Series 3003 XF zero coupon
  due 07/15/35(1)(3)(5)                                                                98,421            101,696
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56 1IO 0.28% due 10/01/05(2)(4)(5)                                         441,444              4,203
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56 3IO 0.35% due 10/01/05(2)(4)(5)                                         366,043              3,864
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-51 1AIO 0.39% due 09/25/43(1)(2)(4)(5)                                     230,776              2,164
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56 AIO 0.83% due 10/01/05(2)(4)(5)                                         731,189              8,783
Federal Home Loan Mtg. Corp. 1.00% due 09/29/35                                       100,000             80,000
Federal Home Loan Mtg. Corp., Series 2957 SWIO 2.23%
  due 04/15/35(3)(4)(5)                                                               520,518             17,053
Federal Home Loan Mtg. Corp., Series 2937 SYIO 2.33%
  due 02/15/35(3)(4)(5)                                                                90,395              3,692
Federal Home Loan Mtg. Corp., Series 3031 BIIO 2.72
  due 08/15/35(1)(3)(4)                                                               100,000              8,308
Federal Home Loan Mtg. Corp., Series 3033 IO 2.83%
  due 09/15/35(3)(4)(5)                                                               122,000              6,866
Federal Home Loan Mtg. Corp., Series 2990 LIIO 2.86%
  due 10/15/34(1)(3)(4)(5)                                                            138,676              9,897
Federal Home Loan Mtg. Corp., Series 2962 BSIO 2.88%
  due 03/15/35(3)(4)(5)                                                               498,698             28,699
Federal Home Loan Mtg. Corp., Series 2924 SAIO 2.93%
  due 01/15/35(3)(4)(5)                                                               385,635             17,509
Federal Home Loan Mtg. Corp., Series 2927 ESIO 2.93%
  due 01/15/35(1)(3)(4)(5)                                                            127,255              8,533
Federal Home Loan Mtg. Corp., Series 2950 SMIO 2.93%
  due 03/15/35(1)(3)(4)(5)                                                            174,363             12,696
Federal Home Loan Mtg. Corp., Series 2981 ASIO 2.95%
  due 05/15/35(3)(4)(5)                                                               250,213             13,055
Federal Home Loan Mtg. Corp., Series 2981 BSIO 2.95%
  due 05/15/35(3)(4)(5)                                                               137,765              7,447
Federal Home Loan Mtg. Corp., Series 2922 SEIO 2.98%
  due 02/15/35(3)(4)(5)                                                               268,763             14,637
Federal Home Loan Mtg. Corp., Series 2986 WSIO 3.08%
  due 06/15/35(3)(4)(5)                                                               106,375              4,495
Federal Home Loan Mtg. Corp., Series 2815 PTIO 3.28%
  due 11/15/32(3)(4)(5)                                                               164,950             12,459
Federal Home Loan Mtg. Corp., Series 2682 TQIO 3.28%
  due 10/15/33(3)(4)(5)                                                                80,361              5,288
Federal Home Loan Mtg. Corp., Series 2869 JSIO 3.48%
  due 04/15/34(3)(4)(5)                                                               439,779             26,886
Federal Home Loan Mtg. Corp., Series 2869 SHIO 3.53%
  due 04/15/34(3)(4)(5)                                                                93,365              5,567
Federal Home Loan Mtg. Corp., Series 2802 SMIO 3.58%
  due 04/15/32(3)(4)(5)                                                                60,519              4,227
Federal Home Loan Mtg. Corp., Series 2828 GIIO 3.73%
  due 06/15/34(3)(4)(5)                                                               169,465             13,596
Federal Home Loan Mtg. Corp., Series 2538 SHIO 3.78%
  due 12/15/32(3)(4)(5)                                                                28,244              1,906
Federal Home Loan Mtg. Corp., Series 2927 SIIO 4.73%
  due 02/15/35(1)(3)(4)(5)                                                            158,201             20,532
Federal Home Loan Mtg. Corp., Series 3045 CL DI IO 5.00%
  due 09/29/35(4)(5)                                                                  722,200             37,803
Federal Home Loan Mtg. Corp., 5.50% due 04/01/20                                      440,831            447,396
Federal Home Loan Mtg. Corp. 5.50% due 06/01/35                                        96,013             96,070
Federal Home Loan Mtg. Corp., Series 223 IO Strip 5.50%
  due 12/01/32(4)(5)                                                                  108,858             22,078
Federal Home Loan Mtg. Corp., Series 226 IO Strip 5.50%
  due 01/01/34(4)(5)                                                                  176,345             38,163
Federal Home Loan Mtg. Corp., Series 224 IO Strip 6.00%
  due 03/01/33(4)(5)                                                                   57,953             11,608

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 2778 TIIO 6.00%
  due 06/15/33(4)(5)                                                          $       177,170    $        27,216
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34                                        14,950             15,213
Federal Home Loan Mtg. Corp., Series 2963 IO 6.00%
  due 09/15/34(4)(5)                                                                  239,316             45,894
Federal Home Loan Mtg. Corp.6.50% due 05/01/31                                         67,761             69,797
Federal Home Loan Mtg. Corp.6.50% due 11/01/31                                         69,390             71,474
Federal Home Loan Mtg. Corp.6.50% due 02/01/32                                         84,210             86,739
Federal Home Loan Mtg. Corp.6.50% due 08/01/32                                         76,009             78,240
Federal Home Loan Mtg. Corp.6.50% due 09/01/33                                         55,350             56,916
Federal Home Loan Mtg. Corp.6.50% due 10/01/33                                        129,542            133,209
Federal Home Loan Mtg. Corp.6.50% due 11/01/33                                         12,637             12,995
Federal Home Loan Mtg. Corp.6.50% due 02/01/34                                         87,187             89,661
Federal Home Loan Mtg. Corp.6.50% due 06/01/34                                         62,257             64,024
Federal Home Loan Mtg. Corp.6.50% due 08/01/34                                        101,246            104,119
Federal Home Loan Mtg. Corp.6.50% due 10/01/34                                         74,976             77,176
Federal Home Loan Mtg. Corp., Series 3031 BS 6.80% due 07/15/35(1)(3)(5)              114,000            111,334
Federal Home Loan Mtg. Corp., Series 1530 I 7.00% due 06/15/23(5)                      19,852             20,861
Federal Home Loan Mtg. Corp., Series 1750 C 7.00% due 07/15/23(5)                      18,940             19,759
Federal Home Loan Mtg. Corp., Series 2008 G 7.00% due 12/15/23(5)                       3,165              3,182
Federal Home Loan Mtg. Corp., Series 1725 D 7.00% due 04/15/24(5)                       8,322              8,613
Federal Home Loan Mtg. Corp., Series 1973 PJ 7.00% due 07/15/27(5)                     43,367             44,567
Federal Home Loan Mtg. Corp., Series 1978 PG 7.00% due 08/15/27(5)                     36,520             38,211
Federal Home Loan Mtg. Corp., Series 1987 AP 7.00% due 09/15/27(5)                     12,414             12,850
Federal Home Loan Mtg. Corp., Series 1987 PT 7.00% due 09/15/27(5)                     20,424             21,145
Federal Home Loan Mtg. Corp., Series 1998 PL 7.00% due 10/15/27(5)                     25,272             26,242
Federal Home Loan Mtg. Corp., Series 1999 PG 7.00% due 10/15/27(5)                     41,101             42,534
Federal Home Loan Mtg. Corp., Series 2004 BA 7.00% due 10/15/27(5)                     24,332             25,156
Federal Home Loan Mtg. Corp., Series 2005 C 7.00% due 10/15/27(5)                      19,161             19,733
Federal Home Loan Mtg. Corp., Series 2005 CE 7.00% due 10/15/27(5)                     21,379             22,016
Federal Home Loan Mtg. Corp., Series 2006 H 7.00% due 10/15/27(5)                      61,077             63,797
Federal Home Loan Mtg. Corp., Series 2006 T 7.00% due 10/15/27(5)                      39,026             40,764
Federal Home Loan Mtg. Corp., Series 2020 E 7.00% due 01/15/28(5)                      59,003             60,987
Federal Home Loan Mtg. Corp., Series 2031 PG 7.00% due 02/15/28(5)                     11,638             12,081
Federal Home Loan Mtg. Corp., Series 2054 PH 7.00% due 05/15/28(5)                    107,297            111,099
Federal Home Loan Mtg. Corp., Series 2198 PH 7.00% due 11/15/29(5)                     42,643             44,034
Federal Home Loan Mtg. Corp., Series 2208 PG 7.00% due 01/15/30(5)                     51,253             52,946
Federal Home Loan Mtg. Corp., Series 2211 PG 7.00% due 01/15/30(5)                     28,744             29,658
Federal Home Loan Mtg. Corp., Series 2256 UA 7.00% due 09/15/30(5)                      5,836              6,017
Federal Home Loan Mtg. Corp., Strustured Pass Through Securities,
  Series FSPC T-41 2A 7.00% due 07/25/32(5)                                            22,504             23,287
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series FSPC T-60 1A2 7.00% due 03/25/44(5)                                          145,611            150,684
Federal Home Loan Mtg. Corp., Series 1890 H 7.50% due 09/15/26(5)                      14,558             15,368
Federal Home Loan Mtg. Corp., Series 1895 C 7.50% due 09/15/26(5)                       7,710              7,902
Federal Home Loan Mtg. Corp., Series 1904 D 7.50% due 10/15/26(5)                      17,458             18,073
Federal Home Loan Mtg. Corp., Series 1905 H 7.50% due 10/15/26(5)                      15,167             15,710
Federal Home Loan Mtg. Corp., Series 1915 C 7.50% due 12/15/26(5)                      13,223             13,948
Federal Home Loan Mtg. Corp., Series 1923 D 7.50% due 12/15/26(5)                      15,731             16,407
Federal Home Loan Mtg. Corp., Series 1924 H 7.50% due 01/15/27(5)                      15,093             15,888
Federal Home Loan Mtg. Corp., Series 1928 D 7.50% due 01/15/27(5)                       5,856              6,041
Federal Home Loan Mtg. Corp., Series 1932 E 7.50% due 02/15/27(5)                      13,702             14,167
Federal Home Loan Mtg. Corp., Series 1938 E 7.50% due 02/15/27(5)                       5,728              5,895

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 1941 E 7.50% due 02/15/27(5)             $         4,629    $         4,836
Federal Home Loan Mtg. Corp., Series 1943 M 7.50% due 03/15/27(5)                       9,806             10,293
Federal Home Loan Mtg. Corp., Series 1969 PF 7.50% due 07/15/27(5)                     15,898             16,401
Federal Home Loan Mtg. Corp., Series 1975 E 7.50% due 07/15/27(5)                       4,218              4,313
Federal Home Loan Mtg. Corp., Series 1989 C 7.50% due 09/15/27(5)                       6,607              6,814
Federal Home Loan Mtg. Corp., Series 1990 D 7.50% due 09/15/27(5)                      18,237             19,339
Federal Home Loan Mtg. Corp., Series 2187 PH 7.50% due 09/15/29(5)                     44,906             47,189
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29                                        50,254             53,425
Federal Home Loan Mtg. Corp., Series 2217 PD 7.50% due 02/15/30(5)                     20,013             20,706
Federal Home Loan Mtg. Corp., Series 2224 PD 7.50% due 03/15/30(5)                     19,751             20,407
Federal Home Loan Mtg. Corp., Series 2229 PD 7.50% due 04/15/30(5)                     19,320             20,247
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-41 3A 7.50% due 07/25/32(5)                                                 43,554             45,788
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-42 A5 7.50% due 02/25/42(5)                                                 73,276             77,244
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-51 2A 7.50% due 08/25/42(2)(5)                                              81,783             85,143
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-57 1A 7.50% due 07/25/43(5)                                                156,104            164,802
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-58 4A 7.50% due 09/25/43(5)                                                 49,193             52,222
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-59 1A3 7.50% due 10/25/43(5)                                               159,683            169,594
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-60 1A3 7.50% due 03/25/44(5)                                               219,779            229,126
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28                                         7,976              8,690
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-42 A6 9.50% due 02/25/42(5)                                                 11,557             12,541
Federal Home Loan Mtg. Corp., Series 2990 DP 10.46% due 08/15/34(3)(5)                 98,916            103,559
Federal Home Loan Mtg. Corp., Series 2990 SL 10.68% due 06/15/34(3)(5)                 99,108            112,429
Federal Home Loan Mtg. Corp., Series 2763 SC 13.53%
  due 04/15/32(3)(5)                                                                  128,286            140,210
Federal National Mtg. Assoc., Series 352 1 Strip zero coupon
  due 07/01/34(5)(11)                                                                 139,746            109,533
Federal National Mtg. Assoc., Series 353-1 Strip zero coupon
  due 07/01/34(5)(8)(11)                                                              429,123            322,997
Federal National Mtg. Assoc., Series 354-1 Strip zero coupon
  due 11/01/34(5)(11)                                                               1,284,001          1,006,270
Federal National Mtg. Assoc., Series 2005-57 UL zero coupon
  due 07/25/35(3)(5)                                                                  123,291            118,728
Federal National Mtg. Assoc., Series 2005-65 ER zero coupon
  due 08/25/35(3)(5)                                                                  115,351            119,672
Federal National Mtg. Assoc., Series 2003-W6 2IO1 0.03%
  due 10/01/05(2)(4)(5)                                                               116,173                  1
Federal National Mtg. Assoc., Series 2003-W8 1IO1 0.32%
  due 10/01/05(2)(4)(5)                                                               349,978                 71
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35%
  due 10/01/05(2)(4)(5)                                                               520,872              6,659
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37%
  due 10/02/05(2)(4)(5)                                                               493,969              3,864
Federal National Mtg. Assoc., Series 2002-T1 IO 0.43%
  due 10/02/05(2)(4)(5)                                                               511,013              4,834
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45%
  due 10/01/05(2)(4)(5)                                                             2,834,239             28,286
Federal National Mtg. Assoc., Series 2001-50 BIIO 0.47%
  due 10/02/05(2)(4)(5)                                                               848,327              7,417
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57%
  due 10/02/05(2)(4)(5)                                                               525,560              5,963
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68%
  due 10/02/05(2)(4)(5)                                                               353,982              7,424
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.91%
  due 10/02/05(2)(4)(5)                                                               584,175             10,623
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.30%
  due 10/01/05(2)(4)(5)                                                               126,185                966
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.64%
  due 10/01/05(2)(4)(5)                                                               789,177             28,302
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.94%
  due 10/01/05(2)(4)(5)                                                               226,124             10,727
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.97%
  due 10/01/05(2)(4)(5)                                                             1,063,488             51,549

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2005-58 IKIO 2.17%
  due 07/25/35(3)(4)(5)                                                       $       130,928    $         5,623
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.22%
  due 10/01/05(2)(4)(5)                                                               504,258             23,846
Federal National Mtg. Assoc., Series 2005 82 SIIO 2.27%
  due 09/25/35(3)(4)(5)                                                               624,900             24,659
Federal National Mtg. Assoc., Series 2005-74 SEIO 2.27%
  due 10/25/35(3)(4)(5)                                                             1,352,286             51,825
Federal National Mtg. Assoc., Series 2005 87 SEIO 2.30%
  due 10/25/35(1)(3)(4)(5)                                                          1,438,000             60,216
Federal National Mtg. Assoc., Series 2005 67 BSIO 2.32%
  due 08/25/35(3)(4)(5)                                                               191,272              8,674
Federal National Mtg. Assoc., Series 2003 124 STIO 2.67%
  due 01/25/34(3)(4)(5)                                                               110,622              5,338
Federal National Mtg. Assoc., Series 2004-72 BSIO 2.67%
  due 09/25/34(3)(4)(5)                                                               100,417              4,449
Federal National Mtg. Assoc., Series 2004-72 SBIO 2.67%
  due 09/25/34(3)(4)(5)                                                               159,492              7,126
Federal National Mtg. Assoc., Series 2004-38 SIIO 2.74%
  due 10/25/33(3)(4)(5)                                                               334,557             16,110
Federal National Mtg. Assoc., Series 2005-73 SDIO 2.85%
  due 08/25/35(3)(4)(5)                                                               167,389              9,743
Federal National Mtg. Assoc., Series 2005-57 DIIO 2.87%
  due 03/25/35(1)(3)(4)(5)                                                            422,120             29,779
Federal National Mtg. Assoc., Series 2005 17 SEIO 2.87%
  due 03/25/35(1)(3)(4)(5)                                                            204,950             15,499
Federal National Mtg. Assoc., Series 2005-17 SAIO 2.87%
  due 03/25/35(3)(4)(5)                                                               190,689             12,544
Federal National Mtg. Assoc., Series 2005-57 CIIO 2.87%
  due 04/25/35(1)(3)(4)(5)                                                            190,622             12,337
Federal National Mtg. Assoc., Series 2005-23 SGIO 2.87%
  due 04/25/35(3)(4)(5)                                                               209,672             14,082
Federal National Mtg. Assoc., Series 2005-29 SXIO 2.87%
  due 04/25/35(3)(4)(5)                                                               261,409             16,081
Federal National Mtg. Assoc., Series 2008 29 SYIO 2.87%
  due 04/25/35(1)(3)(4)(5)                                                            627,878             46,966
Federal National Mtg. Assoc., Series 2005-54 SAIO 2.87%
  due 06/25/35(3)(4)(5)                                                               345,433             19,048
Federal National Mtg. Assoc., Series 2005-45 EWIO 2.89%
  due 06/25/35(3)(4)(5)                                                               405,682             23,042
Federal National Mtg. Assoc., Series 2005-45 SRIO 2.89%
  due 06/25/35(3)(4)(5)                                                               492,205             28,028
Federal National Mtg. Assoc., Series 2005-47 SWIO 2.89%
  due 06/25/35(3)(4)(5)                                                               390,415             22,884
Federal National Mtg. Assoc., Series 2005-82 SWIO 2.90%
  due 09/25/35(3)(4)(5)                                                               293,569             17,404
Federal National Mtg. Assoc., Series 2005-82 SYIO 2.90%
  due 09/25/35(3)(4)(5)                                                               374,157             21,580
Federal National Mtg. Assoc., Series 2005-17 ESIO 2.92%
  due 03/25/35(1)(3)(4)(5)                                                            128,253             11,543
Federal National Mtg. Assoc., Series 2005-17 SYIO 2.92%
  due 03/25/35(1)(3)(4)(5)                                                             96,697              8,416
Federal National Mtg. Assoc., Series 2005-29 SDIO 2.92%
  due 04/25/35(3)(4)(5)                                                               169,956              8,675
Federal National Mtg. Assoc., Series 2005-62 FSIO 2.92%
  due 05/25/34(3)(4)                                                                  162,768             11,324
Federal National Mtg. Assoc., Series 2005 83 SLIO 2.95%
  due 10/25/35(3)(4)(5)                                                               751,000             48,721
Federal National Mtg. Assoc., Series 2005-42 SAIO 2.97%
  due 05/25/35(3)(4)(5)                                                               275,861             14,460
Federal National Mtg. Assoc., Series 2005 92 SCIO 2.99%
  due 10/25/35(3)(4)(5)                                                               357,000             23,665
Federal National Mtg. Assoc., Series 2005 87 SGIO 3.03%
  due 10/25/35(1)(3)(4)(5)                                                            357,000             21,085
Federal National Mtg. Assoc., Series 2005 89 SIIO 3.06%
  due 10/25/35(3)(4)(5)                                                               535,000             28,621
Federal National Mtg. Assoc., Series 2981 CSIO 3.15%
  due 05/15/35(3)(4)(5)                                                               169,667              8,803
Federal National Mtg. Assoc., Series 2005-65 KIIO 3.17%
  due 08/25/35(3)(4)(5)                                                               516,743             31,886
Federal National Mtg. Assoc., Series 2004-60 SWIO 3.22%
  due 04/25/34(3)(4)(5)                                                               324,796             25,869
Federal National Mtg. Assoc., Series 2004-51 SOIO 3.22%
  due 07/25/34(1)(3)(4)(5)                                                             50,580              2,924
Federal National Mtg. Assoc., Series 2004-64 SWIO 3.22%
  due 08/25/34(3)(4)(5)                                                               426,740             29,543
Federal National Mtg. Assoc., Series 2004-65 STIO 3.22%
  due 08/25/34(3)(4)(5)                                                               215,082             14,330
Federal National Mtg. Assoc., Series 2003 122 SJIO 3.27%
  due 02/25/28(3)(4)(5)                                                               269,285             13,860
Federal National Mtg. Assoc., Series 2003-122 SAIO 3.27%
  due 02/25/28(3)(4)(5)                                                               252,404             15,168
Federal National Mtg. Assoc., Series 2004-89 EIIO 3.32%
  due 08/25/34(1)(3)(4)(5)                                                            449,179             37,426
Federal National Mtg. Assoc., Series 2005 52 DCIO 3.37%
  due 06/25/35(3)(4)(5)                                                               110,085              7,852
Federal National Mtg. Assoc., Series 2004 24 CSIO 3.51%
  due 01/25/34(3)(4)(5)                                                               173,438             10,138
Federal National Mtg. Assoc., Series 2002-92 SBIO 3.52%
  due 04/25/30(3)(4)(5)                                                                50,618              3,330
Federal National Mtg. Assoc., Series 1997-44 SNIO 3.80%
  due 06/25/23(3)(4)(5)                                                                48,888              3,372
Federal National Mtg. Assoc., Series 2002 26 A1IO 3.82%
  due 07/25/33(3)(4)(5)                                                               154,174             11,624
Federal National Mtg. Assoc. 4.00% due 05/01/19                                       299,970            288,741
Federal National Mtg. Assoc. 4.00% due 09/01/20                                       865,332            833,268
Federal National Mtg. Assoc., Series 2002-89 SIO 4.37%
  due 01/25/33(3)(4)(5)                                                               142,381             13,294
Federal National Mtg. Assoc., Series 343 25 IO 4.50%
  due 09/01/18(4)(5)                                                                  163,082             24,023
Federal National Mtg. Assoc. 4.50% due 03/01/20                                     3,691,276          3,616,049

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.00% due 03/01/19                               $        71,497    $        71,334
Federal National Mtg. Assoc., Series 2003-24 UIIO 5.00%
  due 03/25/31(4)(5)                                                                  125,180             17,591
Federal National Mtg. Assoc., Series 2003-14 TIIO 5.00%
  due 03/25/33(4)(5)                                                                   86,755             11,836
Federal National Mtg. Assoc., Series 2003-14 XIIO 5.25%
  due 03/25/33(4)(5)                                                                   93,088             13,395
Federal National Mtg. Assoc. 5.50% due December TBA                                 4,140,000          4,137,413
Federal National Mtg. Assoc.5.50% due 10/01/17                                         10,121             10,273
Federal National Mtg. Assoc.5.50% due 03/01/18                                        275,768            279,920
Federal National Mtg. Assoc., Series 2003-45 PIIO 5.50%
  due 11/25/29(4)(5)                                                                  107,709             13,454
Federal National Mtg. Assoc., Series 2003-26 IO 5.50%
  due 11/25/32(4)(5)                                                                  198,651             33,287
Federal National Mtg. Assoc., Series 329 2 IO 5.50%
  due 12/01/32(4)(5)                                                                  963,179            203,514
Federal National Mtg. Assoc., Series 331 1 IO 5.50%
  due 12/01/32(4)(5)                                                                  194,581             38,655
Federal National Mtg. Assoc., Series 333 2 IO 5.50%
  due 03/01/33(4)(5)                                                                  991,121            212,342
Federal National Mtg. Assoc., Series 2003-45 AIIO 5.50%
  due 05/25/33(4)(5)                                                                  686,413             98,652
Federal National Mtg. Assoc., Series 338 2 IO 5.50%
  due 06/01/33(4)(5)                                                                  188,405             40,386
Federal National Mtg. Assoc., Series 350 2 IO 5.50%
  due 02/01/34(4)(5)                                                                  752,915            159,070
Federal National Mtg. Assoc.5.50% due 04/01/34                                         18,363             18,371
Federal National Mtg. Assoc.5.50% due 04/01/34                                        369,738            369,909
Federal National Mtg. Assoc., Series 2004-23 QA IO 5.50%
  due 04/25/34(4)(5)                                                                  330,737             67,630
Federal National Mtg. Assoc.5.50% due 09/01/34(12)                                  4,594,603          4,594,936
Federal National Mtg. Assoc.5.50% due 06/01/35                                        197,128            197,103
Federal National Mtg. Assoc., Series 2003-31 IMIO 5.75%
  due 08/25/32(4)(5)                                                                  152,809             18,868
Federal National Mtg. Assoc.6.00% due 03/01/14                                          1,630              1,677
Federal National Mtg. Assoc.6.00% due 04/01/17                                          5,824              5,991
Federal National Mtg. Assoc., Series 318-2 IO Strip 6.00%
  due 01/01/32(4)(5)                                                                   19,602              3,891
Federal National Mtg. Assoc.6.00% due 08/01/34                                         20,096             20,435
Federal National Mtg. Assoc.6.00% due 04/01/35                                          7,099              7,219
Federal National Mtg. Assoc., Series 2002 97 TWIO 6.50%
  due 10/25/31(3)(4)(5)                                                                47,838              6,526
Federal National Mtg. Assoc.6.50% due 08/01/32                                          8,927              9,198
Federal National Mtg. Assoc.6.50% due 08/01/32                                        179,886            185,349
Federal National Mtg. Assoc.6.50% due 09/01/32                                        231,583            238,615
Federal National Mtg. Assoc.6.50% due 10/01/32                                         97,207            100,158
Federal National Mtg. Assoc.6.50% due 02/01/33                                        256,292            263,818
Federal National Mtg. Assoc.6.50% due 03/01/33                                         14,504             14,945
Federal National Mtg. Assoc.6.50% due 07/01/33                                          7,666              7,890
Federal National Mtg. Assoc.6.50% due 10/01/33                                      1,380,361          1,421,236
Federal National Mtg. Assoc.6.50% due 11/01/33                                         50,098             51,564
Federal National Mtg. Assoc.6.50% due 12/01/33                                        113,721            117,049
Federal National Mtg. Assoc.6.50% due 01/01/34                                         17,786             18,307
Federal National Mtg. Assoc.6.50% due 03/01/34                                        250,473            257,817
Federal National Mtg. Assoc.6.50% due 05/01/34                                         38,483             39,611
Federal National Mtg. Assoc.6.50% due 07/01/34                                         85,239             87,820
Federal National Mtg. Assoc.6.50% due 08/01/34                                        493,334            507,800
Federal National Mtg. Assoc.7.00% due 11/01/22                                          5,453              5,725
Federal National Mtg. Assoc., Series 2003-14 AIIO 7.00%
  due 03/25/33(4)(5)                                                                   32,855              5,989
Federal National Mtg. Assoc.7.00% due 06/01/33                                         75,698             79,241
Federal National Mtg. Assoc., Series 2004-W12 A2 7.00% due 12/25/33(5)                156,565            162,861
Federal National Mtg. Assoc., Series 2001-W3 A 7.00% due 09/25/41(5)                   28,166             29,202
Federal National Mtg. Assoc., Series 2002-T4 A2 7.00% due 12/25/41(5)                  23,302             24,256
Federal National Mtg. Assoc., Series 2002-14 A1 7.00% due 01/25/42(5)                  80,469             83,300
Federal National Mtg. Assoc., Series 2002-T16 A2 7.00% due 07/25/42(5)                 58,775             61,283
Federal National Mtg. Assoc., Series 2003-W3 1A2 7.00% due 08/25/42(5)                 57,671             60,154
Federal National Mtg. Assoc., Series 2004-T3 1A3 7.00% due 02/25/44(5)                 28,680             29,975
Federal National Mtg. Assoc., Series 2004-W12 1A3 7.00% due 07/25/44(5)                57,159             59,031

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2002-26 A 1 7.00% due 01/25/48(5)        $        58,073    $        60,886
Federal National Mtg. Assoc. 7.25% due 01/15/10(8)                                    733,000            809,678
Federal National Mtg. Assoc., Series 2990 LB 7.31% due 06/15/34(3)(5)                  99,108             98,307
Federal National Mtg. Assoc., Series 2990 WP 7.31% due 06/15/35(5)                     98,768             98,221
Federal National Mtg. Assoc. 7.50% due 07/01/08                                         2,706              2,846
Federal National Mtg. Assoc., Series 254 2 IO 7.50% due 01/01/24(4)(5)                118,574             23,232
Federal National Mtg. Assoc. 7.50% due 04/01/24                                        76,697             81,412
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(5)                  31,456             33,128
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(5)                  22,643             23,895
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/30(2)(5)                4,871              5,108
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% due 04/01/31(5)                  18,352             19,438
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(5)                  67,127             70,654
Federal National Mtg. Assoc., Series 2002-33 A2 7.50% due 06/25/32(5)                  74,437             77,684
Federal National Mtg. Assoc., Series 2005-W3 1A 7.50% due 09/25/35(1)(5)              213,960            227,762
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(5)                 105,742            111,513
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(5)                  21,744             22,638
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(5)                   7,896              8,228
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% due 02/25/41(5)                 150,948            158,540
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(8)              243,398            255,932
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(5)                 34,345             36,419
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(5)                 293,772            308,798
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% due 12/25/41(5)                 108,414            114,275
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% due 01/25/42(5)                  80,211             83,849
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% due 02/25/42(5)                  38,719             40,655
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(5)                 35,879             37,343
Federal National Mtg. Assoc., Series 2002-W4 A5 7.50% due 05/25/42(5)                 166,727            175,481
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(5)                  95,014            100,231
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% due 07/25/42(5)                 35,376             37,279
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% due 07/25/42(5)                230,352            241,726
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(5)                107,082            112,548
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% due 08/25/42(5)                 78,299             82,191
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/42(5)                 112,043            118,062
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(5)                 40,802             42,714
Federal National Mtg. Assoc., Series 2004-T3 1A4 7.50% due 02/25/44(5)                  4,996              5,306
Federal National Mtg. Assoc., Series 2004-W2 5A 7.50% due 03/25/44(5)                 138,730            146,373
Federal National Mtg. Assoc., Series 2004 W11 1A4 7.50% due 05/25/44(5)                85,299             90,226
Federal National Mtg. Assoc., Series 2004-W8 3A 7.50% due 06/25/44(5)                 133,821            141,877
Federal National Mtg. Assoc., Series 2004-W12 1A4 7.50% due 07/25/44(5)                65,635             69,122
Federal National Mtg. Assoc., Series 2004-W14 7.50% due 07/25/44(5)                    14,501             15,221
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(5)                  118,988            125,496
Federal National Mtg. Assoc., Series 1994-95 A 8.00% due 08/25/24(5)                   26,385             27,932
Federal National Mtg. Assoc., Series 1994-106 PA 8.00% due 10/25/24(5)                 17,292             18,309
Federal National Mtg. Assoc. 8.00% due 04/01/25                                        25,533             27,364
Federal National Mtg. Assoc., Series 1995-5 A 8.00% due 05/25/25(5)                    13,148             13,885
Federal National Mtg. Assoc., Series 1995-5 TA 8.00% due 05/25/25(5)                    3,180              3,337
Federal National Mtg. Assoc., Series 1995-6 A 8.00% due 05/25/25(5)                     9,027              9,559
Federal National Mtg. Assoc., Series 1995-7 A 8.00% due 05/25/25(5)                    11,337             11,966
Federal National Mtg. Assoc., Series 1995-12 PD 8.00% due 07/25/25(5)                  11,064             11,718
Federal National Mtg. Assoc., Series 1997-16 PE 8.00% due 03/18/27(5)                  18,467             19,590
Federal National Mtg. Assoc., Series 1997-25 PB 8.00% due 03/18/27(5)                  17,602             18,673
Federal National Mtg. Assoc., Series 1997-13 TA 8.00% due 04/18/27(5)                   6,866              7,280
Federal National Mtg. Assoc., Series 1997-21 PA 8.00% due 04/18/27(5)                  28,291             30,013

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 1997-22 PA 8.00% due 04/18/27(5)         $        53,554    $        56,805
Federal National Mtg. Assoc., Series 1997-37 PB 8.00% due 06/18/27(5)                  47,467             50,343
Federal National Mtg. Assoc., Series 2000-17 PA 8.00% due 07/25/30(5)                  17,030             17,956
Federal National Mtg. Assoc., Series 2000-18 PA 8.00% due 07/25/30(5)                  15,973             16,844
Federal National Mtg. Assoc., Series 2000-19 PA 8.00% due 07/25/30(5)                  16,903             17,823
Federal National Mtg. Assoc., Series 2000-20 PA 8.00% due 07/25/30(5)                   9,588             10,178
Federal National Mtg. Assoc., Series 2000-21 PA 8.00% due 07/25/30(5)                  28,098             29,629
Federal National Mtg. Assoc., Series 2000-22 PA 8.00% due 07/25/30(5)                  20,374             21,634
Federal National Mtg. Assoc., Series 2000-42 B2 8.00% due 11/25/30(5)                   3,435              3,610
Federal National Mtg. Assoc., Series 2003 87 SP 8.17% due 02/25/32(3)(5)               66,473             63,516
Federal National Mtg. Assoc. 9.00% due 06/01/26                                         1,178              1,294
Federal National Mtg. Assoc., Series 2004-79 SA 9.30% due 08/25/32(3)(5)              142,856            151,611
Federal National Mtg. Assoc., Series 2005-57 DC 9.33% due 12/25/34(3)(5)               98,501            100,157
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.39% due 10/02/05(2)(5)              43,636             46,732
Federal National Mtg. Assoc., Series 2005 74 CS 9.49% due 05/25/35(3)(5)               99,055            100,911
Federal National Mtg. Assoc., Series 2002-T12 A4 9.50% due 05/25/42(5)                 10,910             11,847
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/34(5)                  15,611             16,721
Federal National Mtg. Assoc., Series 2002-T6 A3 9.50% due 10/25/41(5)                  22,937             23,982
Federal National Mtg. Assoc., Series 2004 T4 A4 9.50% due 12/25/41(5)                  13,757             14,987
Federal National Mtg. Assoc., Series 2005-74 SK 9.60% due 05/25/35(3)(5)              106,979            109,446
Federal National Mtg. Assoc., Series 2004-T3 PT1 9.88%
  due 10/25/05(1)(2)(5)                                                                74,279             81,023
Federal National Mtg. Assoc., Series 2005-45 DC 10.27% due 06/25/35(3)(5)              96,805            102,864
Federal National Mtg. Assoc., Series 2005-74 DM 10.34% due 07/25/35(3)(5)             131,804            133,656
Federal National Mtg. Assoc., Series 2005-45 DA 10.38% due 06/25/35(3)(5)             116,167            124,279
Federal National Mtg. Assoc., Series 2976 KL 10.57% due 05/15/35(3)(5)                 99,000            107,542
Federal National Mtg. Assoc., Series 2005-57 CD 10.76% due 01/25/35(3)(5)              98,946            107,313
Federal National Mtg. Assoc., Series 2005-37 SU 13.88% due 03/25/35(3)(5)              95,770            109,014
Government National Mtg. Assoc., Series 2004-11 SA 1.70%
  due 02/20/34(3)(4)(5)                                                               191,632              6,610
Government National Mtg. Assoc., Series 2005-060 SJ 2.05%
  due 02/20/34(3)(4)(5)                                                               320,000             13,637
Government National Mtg. Assoc., Series 2005-28 SA 2.40%
  due 03/20/35(3)(4)(5)                                                               511,340             23,116
Government National Mtg. Assoc., Series 2005-068 S 2.40%
  due 05/20/35(1)(3)(4)(5)                                                            400,000             21,010
Government National Mtg. Assoc., Series 2005-51 SJ 2.40%
  due 07/20/35(3)(4)(5)                                                               202,032             10,206
Government National Mtg. Assoc., Series 2005-068 SI 2.66%
  due 09/20/35(1)(3)(4)(5)                                                            663,000             39,294
Government National Mtg. Assoc., Series 2005-013 MI 5.50%
  due 07/20/32(4)(5)                                                                  111,635             17,565
Government National Mtg. Assoc., Series 2005-013 PI 5.50%
  due 11/20/33(4)(5)                                                                  125,408             20,510
Government National Mtg. Assoc., Series 2005-68 SP IO 8.26%
  due 09/20/35(1)(3)(5)                                                               164,000            156,175
Government National Mtg. Assoc., Series 2005-7 JM 8.86%
  due 05/18/34(3)(5)                                                                  105,031            107,377
                                                                                                 ---------------
                                                                                                      33,655,126
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.4%

U.S. TREASURIES -- 0.4%
United States Treasury Bonds 6.00% due 02/15/26(8)                                    485,000            571,997
United States Treasury Bonds 6.25% due 05/15/30(8)                                    783,000            972,235
                                                                                                 ---------------
                                                                                                       1,544,232
                                                                                                 ---------------

UTILITIES -- 0.2%

ELECTRIC UTILITIES -- 0.2%
AEP Texas North Co., Series B 5.50% due 03/01/13                                       25,000             25,519
Appalachian Power Co. 5.80% due 10/01/35                                               20,000             19,806
CenterPoint Energy Houston Electric, LLC, Series M2 5.75% due 01/15/14                 20,000             20,692
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09                       20,000             21,851

                                                                                  PRINCIPAL          VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Cleveland Electric Illuminating Co., Series D 7.88% due 11/01/17              $        15,000    $        18,376
Consumers Energy Co. 5.65% due 04/15/20                                                85,000             86,195
Dayton Power & Light Co. 5.13% due 10/01/13(10)                                        20,000             20,126
Entergy Gulf States, Inc. 3.60% due 06/01/08                                           15,000             14,403
FirstEnergy Corp., Series C 7.38% due 11/15/31                                         14,000             16,420
Florida Power Corp. 5.90% due 03/01/33                                                 10,000             10,347
Kansas Gas & Electric Co. 5.65% due 03/29/21*(9)                                       10,000              9,896
MidAmerican Energy Holdings Co. 5.88% due 10/01/12                                     40,000             41,736
Monongahela Power Co. 5.00% due 10/01/06                                               25,000             25,051
Nevada Power Co. 5.88% due 01/15/15                                                    40,000             39,426
Oncor Electric Delivery Co. 6.38% due 05/01/12                                         25,000             26,792
Oncor Electric Delivery Co. 6.38% due 01/15/15                                         10,000             10,795
Oncor Electric Delivery Co. 7.25% due 01/15/33                                         30,000             35,414
Pacific Gas & Electric Co. 4.80% due 03/01/14                                          25,000             24,445
Pepco Holdings, Inc. 5.50% due 08/15/07                                                20,000             20,250
Potomac Edison Co. 5.35% due 11/15/14*(9)                                              50,000             50,543
Public Service Co. of Colorado, Series A 6.88% due 07/15/09                            30,000             32,078
Public Service Co. of New Mexico 4.40% due 09/15/08                                    25,000             24,604
Public Service Electric & Gas Co. 5.00% due 08/15/14                                   15,000             14,948
Public Service Electric & Gas Co. 6.37% due 05/01/08                                   10,000             10,369
Reliant Energy Resources Corp. 7.75% due 02/15/11                                      20,000             22,463
Southern California Edison Co. 5.00% due 01/15/14                                      25,000             25,018
Southern California Edison Co. 5.00% due 01/15/16                                      20,000             19,907
Tampa Electric Co. 6.88% due 06/15/12                                                  15,000             16,557
Westar Energy, Inc. 5.10% due 07/15/20                                                 25,000             24,295

GAS & PIPELINE UTILITIES -- 0.0%
Boardwalk Pipelines LLC 5.50% due 02/01/17                                             10,000              9,934
Enbridge Energy Partners LP 5.35% due 12/15/14                                         15,000             14,915
Kinder Morgan, Inc. 6.50% due 09/01/12                                                 25,000             26,764
National Fuel Gas Co. 5.25% due 03/01/13                                               10,000             10,027

TELEPHONE -- 0.0%
New Jersey Bell Telephone Co. 8.00% due 06/01/22                                       25,000             29,146
                                                                                                 ---------------
                                                                                                         819,108
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $43,333,841)                                                                42,546,322
                                                                                                 ---------------

FOREIGN ASSET-BACKED SECURITIES -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Granite Mtg. PLC, Series 2002-2 1C 4.39% due 01/20/43(3)(5)                            30,000             30,512
Granite Mtg. PLC, Series 2003-3 1C 5.07% due 01/20/44(1)(3)(5)                         30,000             30,658
Holmes Financing PLC, Series 8-2C 4.32% due 07/15/40(1)(3)(5)                          20,000             20,081
Permanent Financing PLC, Series 3 3C 4.98% due 06/10/42(1)(3)(5)                       50,000             50,828
Permanent Financing PLC, Series 4 3C 4.63% due 06/10/42(1)(3)(5)                       60,000             60,452
Permanent Financing PLC, Series 5 2C 4.48% due 06/10/42(1)(3)(5)                       62,000             62,375
Permanent Financing PLC, Series 8 2C 4.23% due 06/10/42(1)(3)(5)                       75,000             74,966
Pillar Funding PLC, Series 2004-1A C1 4.87% due 06/15/11*(1)(3)(9)                    101,000            102,205
Pure Mortgages, Series 2004-1A E 3.65% due 02/28/34*(1)(3)(9)                          50,000             50,094
                                                                                                 ---------------
TOTAL FOREIGN ASSET-BACKED SECURITIES ($480,447)                                                         482,171
                                                                                                 ---------------

                                                                                  PRINCIPAL          VALUE
FOREIGN BONDS & NOTES -- 0.2%                                                      AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 0.1%

BANKS -- 0.0%
Barclays Bank 6.28% due 12/15/34(1)                                           $        40,000    $        39,400
Royal Bank of Scotland Group PLC 7.65% due 09/30/31(2)                                 70,000             85,097

FINANCIAL SERVICES -- 0.1%
Bosphorus Financial Services, Ltd. 5.59% due 02/15/12*(3)(9)                          100,000             97,011
HSBC Capital Funding LP 4.61% due 06/01/13*(9)(10)                                     20,000             19,133
HSBC Capital Funding LP 9.55% due 06/30/10*(9)(10)                                     45,000             53,374
                                                                                                 ---------------
                                                                                                         294,015
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.0%

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.75% due 02/15/11                                         20,000             21,602
Tyco International Group SA 7.00% due 06/15/28                                         35,000             40,454
                                                                                                 ---------------
                                                                                                          62,056
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
France Telecom SA 8.00% due 03/01/11                                                   75,000             85,160
France Telecom SA 8.75% due 03/01/31                                                   25,000             33,504
Telecom Italia Capital SA 4.00% due 01/15/10*(9)                                       30,000             28,807
Telecom Italia Capital SA 5.25% due 10/01/15                                           30,000             29,479
Telecom Italia Capital SA 5.25% due 11/15/13                                           30,000             29,787
Telecom Italia Capital SA 6.38% due 11/15/33                                           25,000             25,715
Telefonica Europe BV 8.25% due 09/15/30                                                15,000             20,011
                                                                                                 ---------------
                                                                                                         252,463
                                                                                                 ---------------

MATERIALS -- 0.0%

CHEMICALS -- 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                                  15,000             17,065

METALS & MINERALS -- 0.0%
Alcan, Inc. 5.00% due 06/01/15                                                         15,000             14,751
Teck Cominco, Ltd. 5.38% due 10/01/15                                                   5,000              4,972
Teck Cominco, Ltd. 6.13% due 10/01/35                                                  20,000             19,613
                                                                                                 ---------------
                                                                                                          56,401
                                                                                                 ---------------

UTILITIES -- 0.0%

TELEPHONE -- 0.0%
Deutsche Telekom International Finance BV 8.75% due 06/15/30                           35,000             45,186
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $705,197)                                                              710,121
                                                                                                 ---------------

                                                                                    SHARES
----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.9%

FINANCE -- 3.9%

FINANCIAL SERVICES -- 3.9%

iShares MSCI Emerging Markets Index Fund(7)(12)                                        81,300          6,900,744
iShares MSCI Pacific ex-Japan Index Fund(8)                                            63,700          6,570,655
iShares Russell 2000 Index Fund(8)                                                      6,000            398,340
SPDR Trust, Series 1                                                                   10,000          1,230,400
                                                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS (cost $13,509,560)                                                        15,100,139
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $358,741,247)                                            386,488,525
                                                                                                 ---------------

                                                                                  PRINCIPAL          VALUE
REPURCHASE AGREEMENT -- 1.8%                                                       AMOUNT           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing
     interest at 3.80%, dated 09/30/05, to be repurchased
     10/03/05 in the amount of $6,861,172, and
     collateralized by $6,230,000 of Federal National Mtg.
     Assoc., bearing interest at 7.25%, due 01/15/10 and
     having an approximate value of $7,015,359
     (cost $6,859,000)(7)                                                     $     6,859,000    $     6,859,000
                                                                                                 ---------------
TOTAL INVESTMENTS --
  (cost $365,600,247)@                                             101.0%                            393,347,525
Liabilities in excess of other assets --                            (1.0)                             (4,058,928)
                                                                  ------                         ---------------
NET ASSETS --                                                      100.0%                        $   389,288,597
                                                                  ======                         ===============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 8
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $5,723,108 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Fair valued security; see Note 2.
(2) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date. (3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(4)  Interest only security
(5)  Collateralized Mortgage Obligation
(6)  Commercial Mortgage-Backed Security
(7)  The security or a portion thereof represents collateral for TBAs.
(8) The security or a portion thereof represents collateral for open futures contracts.
(9)  Illiquid security
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Principal only security
(12) This security or a portion thereof represents collateral for securities sold short.
(13) Consists of more than one class of securities traded together as a unit.
(14) This security has defaulted on principal, but is continuing to pay interest.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

                                                                  PRINCIPAL       VALUE
                                                                   AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.0%)

Federal Home Loan Mtg. Corp. 6.50% due December TBA             $  (790,000)  $   (812,219)
Federal National Mtg. Assoc. 5.50% due December TBA                (300,000)      (299,813)
                                                                              ------------
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(1,115,216))                        $ (1,112,031)
                                                                              ------------

OPEN FUTURES CONTRACTS

                                                                             VALUE AS OF      UNREALIZED
NUMBER OF                                     EXPIRATION       VALUE AT     SEPTEMBER 30,    APPRECIATION
CONTRACTS    DESCRIPTION                         DATE         TRADE DATE         2005       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
417 Short    Dow Jones Euro Stoxx 50        December 2005    $ 16,755,604   $  17,274,700   $     (519,096)
241 Short    Financial Times Stock Exch.
             100 Index                      December 2005      22,853,919      23,383,343         (529,424)
878 Short    Russell 2000                   December 2005      59,556,504      59,010,380          546,124
 65 Short    S&P 500 CME E-mini             December 2005       4,035,119       4,011,475           23,644
643 Long     S&P 500 CME E-mini             December 2005      39,897,400      39,682,745         (214,655)
925 Long     S&P 500 CME E-mini             December 2005      57,392,221      57,086,375         (305,846)
 17 Short    US Treasury 2 Year Note        December 2005       3,508,317       3,500,141            8,176
 55 Long     US Treasury 5 Year Note        December 2005       6,428,576       6,292,344         (136,232)
 66 Short    US Treasury 5 Year Note        December 2005       7,097,239       7,052,719           44,520
 43 Long     US Treasury 10 Year Note       December 2005       4,769,081       4,726,641          (42,440)
 6 Short     90 Day Euro Dollar             December 2005       1,445,026       1,434,225           10,801
 1 Short     90 Day Euro Dollar              March 2006           239,663         238,625            1,038
 4 Short     90 Day Euro Dollar               June 2006           957,800         953,950            3,850
 5 Short     90 Day Euro Dollar             September 2006      1,197,168       1,192,312            4,856
                                                                                            --------------
                                                                                            $   (1,104,684)
                                                                                            ==============

TOTAL RETURN SWAP

                                                                                                   UNREALIZED
                                                                   NOTATIONAL      TERMINATION    APPRECIATION
                                                                     AMOUNT            DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Agreement with J.P. Morgan Chase Bank dated August 16, 2005
to receive quarterly the total return on Russell 1000 Growth
Index and pay quarterly the notational amount multiplied by
the three month USD-LIBOR plus 0.15%                              $  2,519,456       02/21/06    $       18,423

Agreement with J.P. Morgan Chase Bank dated August 16, 2005 to receive quarterly the total return on S&P 500 US 500 Index and pay quarterly the notational amount multiplied by the three
month USD-LIBOR                                                      2,519,436       02/21/06           (25,237)
                                                                                                 --------------
                                                                                                 $       (6,814)
                                                                                                 ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
STOCK PORTFOLIO                          PORTFOLIO PROLILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                              9.8%
Retail                                          8.3
Drugs                                           6.9
Telecommunications                              6.5
Multi-Industry                                  5.7
Business Services                               5.4
Broadcasting & Media                            5.3
Computer Software                               5.2
Banks                                           5.1
Health Services                                 4.9
Electronics                                     4.8
Energy Services                                 4.3
Medical Products                                3.7
Computer & Business Equipment                   2.8
Leisure & Tourism                               2.5
Registered Investment Company                   2.4
Insurance                                       2.2
Internet Content                                2.0
Energy Sources                                  1.5
Food, Beverage & Tobacco                        1.5
Communication Equipment                         1.4
Entertainment Products                          1.4
Education                                       1.3
Apparel & Textiles                              1.1
Household & Personal Products                   1.1
Metals & Minerals                               1.0
Machinery                                       0.7
Computer Services                               0.6
Telephone                                       0.2
Transportation                                  0.1
                                               ----
                                               99.7%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 97.3%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.4%

APPAREL & TEXTILES -- 1.1%
Industria de Diseno Textil SA (Inditex)                                                45,400   $     1,332,452
NIKE, Inc., Class B                                                                    23,500         1,919,480

RETAIL -- 8.3%
Best Buy Co., Inc.                                                                     54,050         2,352,797
Home Depot, Inc.                                                                       87,100         3,321,994
Kohl's Corp.+                                                                          85,700         4,300,426
Petsmart, Inc.                                                                         68,100         1,483,218
Target Corp.                                                                           63,800         3,313,134
Wal-Mart de Mexico SA de CV+                                                          201,200         1,024,049
Wal-Mart de Mexico SA de CV Sponsored ADR                                              16,300           825,595
Wal-Mart Stores, Inc.                                                                 153,700         6,735,134
Walgreen Co.                                                                           58,200         2,528,790
                                                                                                ---------------
                                                                                                     29,137,069
                                                                                                ---------------

CONSUMER STAPLES -- 2.6%

FOOD, BEVERAGE & TOBACCO -- 1.5%
Coca-Cola Co.                                                                          31,300         1,351,847
PepsiCo, Inc.                                                                          23,100         1,310,001
Sysco Corp.                                                                            64,200         2,013,954

HOUSEHOLD & PERSONAL PRODUCTS -- 1.1%
Gillette Co.                                                                           60,300         3,509,460
                                                                                                ---------------
                                                                                                      8,185,262
                                                                                                ---------------

EDUCATION -- 1.3%

EDUCATION -- 1.3%
Apollo Group, Inc., Class A+                                                           59,750         3,966,803
                                                                                                ---------------

ENERGY -- 5.8%

ENERGY SERVICES -- 4.3%
Baker Hughes, Inc.                                                                     62,700         3,741,936
Schlumberger, Ltd.                                                                     58,000         4,894,040
Total SA                                                                               17,600         4,803,744

ENERGY SOURCES -- 1.5%
Exxon Mobil Corp.                                                                      59,334         3,770,082
Murphy Oil Corp.                                                                       18,400           917,608
                                                                                                ---------------
                                                                                                     18,127,410
                                                                                                ---------------

FINANCE -- 17.1%

BANKS -- 5.1%
Anglo Irish Bank Corp. PLC                                                            178,000         2,417,400
Northern Trust Corp.                                                                   63,900         3,230,145
State Street Corp.                                                                    103,100         5,043,652
UBS AG                                                                                 61,600         5,234,251

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 9.8%
American Express Co.                                                                   83,200   $     4,779,008
Ameritrade Holding Corp.+                                                              65,400         1,404,792
Charles Schwab Corp.                                                                  186,500         2,691,195
Citigroup, Inc.                                                                       187,135         8,518,385
Countrywide Financial Corp.                                                            39,300         1,296,114
Franklin Resources, Inc.                                                               20,600         1,729,576
Goldman Sachs Group, Inc.                                                              14,200         1,726,436
Legg Mason, Inc.                                                                       11,700         1,283,373
Merrill Lynch & Co., Inc.                                                              51,500         3,159,525
SLM Corp.                                                                              71,200         3,819,168

INSURANCE -- 2.2%
ACE, Ltd.                                                                              13,700           644,859
Genworth Financial, Inc., Class A                                                      41,300         1,331,512
Hartford Financial Services Group, Inc.                                                41,200         3,179,404
Marsh & McLennan Cos., Inc.                                                            49,800         1,513,422
                                                                                                ---------------
                                                                                                     53,002,217
                                                                                                ---------------

HEALTHCARE -- 15.4%

DRUGS -- 6.9%
Amgen, Inc.+                                                                           63,100         5,027,177
Caremark Rx, Inc.+                                                                     46,400         2,316,752
Genentech, Inc.+                                                                       27,000         2,273,670
Gilead Sciences, Inc.+                                                                 63,900         3,115,764
Novartis AG                                                                            57,800         2,931,188
Pfizer, Inc.                                                                           99,260         2,478,522
Roche Holdings AG-Genusschein                                                          11,200         1,555,568
Sepracor, Inc.+                                                                        20,500         1,209,295
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     20,300           678,426

HEALTH SERVICES -- 4.8%
Quest Diagnostics, Inc.                                                                23,300         1,177,582
UnitedHealth Group, Inc.                                                              146,200         8,216,440
Wellpoint, Inc.+                                                                       74,800         5,671,336

MEDICAL PRODUCTS -- 3.7%
Biomet, Inc.                                                                           61,700         2,141,607
Johnson & Johnson                                                                      42,300         2,676,744
Medtronic, Inc.                                                                        59,000         3,163,580
St. Jude Medical, Inc.+                                                                22,100         1,034,280
Stryker Corp.                                                                          34,800         1,720,164
Zimmer Holdings, Inc.+                                                                  9,200           633,788
                                                                                                ---------------
                                                                                                     48,021,883
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 11.9%

BUSINESS SERVICES -- 5.4%
Accenture, Ltd., Class A+                                                             197,300         5,023,258
Automatic Data Processing, Inc.                                                        76,700         3,301,168
Cendant Corp.                                                                         168,200         3,471,648
First Data Corp.                                                                       56,800         2,272,000
Monsanto Co.                                                                           41,700         2,616,675

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.7%
Deere & Co.                                                                            36,700   $     2,246,040

MULTI-INDUSTRY -- 5.7%
Danaher Corp.                                                                         104,800         5,641,384
General Electric Co.                                                                  299,700        10,090,899
Tyco International, Ltd.                                                               72,392         2,016,117

TRANSPORTATION -- 0.1%
United Parcel Service, Inc., Class B                                                    6,000           414,780
                                                                                                ---------------
                                                                                                     37,093,969
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 9.2%

BROADCASTING & MEDIA -- 5.3%
Comcast Corp., Special Class A+                                                        88,700         2,552,786
Discovery Holding Co.+                                                                 42,819           618,306
E.W. Scripps Co., Class A                                                              29,900         1,494,103
Liberty Media Corp., Class A+                                                         428,192         3,446,946
News Corp., Class A                                                                   232,500         3,624,675
Time Warner, Inc.                                                                     127,200         2,303,592
Univision Communications, Inc., Class A+                                               99,300         2,634,429

ENTERTAINMENT PRODUCTS -- 1.4%
Harman International Industries, Inc.                                                  17,900         1,830,633
International Game Technology                                                          93,100         2,513,700

LEISURE & TOURISM -- 2.5%
Carnival Corp.(1)                                                                      79,300         3,963,414
Expedia, Inc.+                                                                         22,550           446,715
MGM Mirage, Inc.+                                                                      20,800           910,416
Wynn Resorts, Ltd.+                                                                    52,800         2,383,920
                                                                                                ---------------
                                                                                                     28,723,635
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 23.4%

COMMUNICATION EQUIPMENT -- 1.4%
Marvell Technology Group, Ltd.+                                                        40,900         1,885,899
QUALCOMM, Inc.                                                                         55,800         2,497,050

COMPUTER SERVICES -- 0.7%
Affiliated Computer Services, Inc., Class A+                                           36,700         2,003,820

COMPUTER SOFTWARE -- 5.2%
Electronic Arts, Inc.+                                                                 12,600           716,814
Fiserv, Inc.+                                                                          45,100         2,068,737
Mercury Interactive Corp.+                                                             28,200         1,116,720
Microsoft Corp.                                                                       363,500         9,352,855
Oracle Corp.+                                                                         243,900         3,021,921

COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Dell, Inc.+                                                                           179,300         6,132,060
EMC Corp.+                                                                            174,400         2,256,736
Research In Motion, Ltd.+                                                               2,600           177,840

ELECTRONICS -- 4.8%
Analog Devices, Inc.                                                                  103,500         3,843,990
ASML Holding NV+                                                                       38,800           636,990

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Intel Corp.                                                                           184,800   $     4,555,320
Maxim Integrated Products, Inc.                                                        39,700         1,693,205
Samsung Electronics Co., Ltd.                                                           3,160         1,780,623
Xilinx, Inc.                                                                           85,500         2,381,175

INTERNET CONTENT -- 2.0%
eBay, Inc.+                                                                            13,900           572,680
Google, Inc., Class A+                                                                  8,500         2,689,910
Yahoo!, Inc.+                                                                          88,300         2,988,072

TELECOMMUNICATIONS -- 6.5%
America Movil SA de CV ADR                                                            113,700         2,992,584
Cisco Systems, Inc.+                                                                   71,700         1,285,581
Corning, Inc.+                                                                        205,000         3,962,650
Juniper Networks, Inc.+                                                                77,200         1,836,588
Nokia Oyj                                                                             119,900         2,008,778
Rogers Communications, Inc., Class B                                                   55,800         2,201,310
Sprint Corp.                                                                          107,605         2,558,847
TELUS Corp. (New York)                                                                 32,000         1,303,680
TELUS Corp. (Toronto)                                                                  22,300           930,558
Vodafone Group, PLC                                                                   446,266         1,161,007
                                                                                                ---------------
                                                                                                     72,614,000
                                                                                                ---------------

MATERIALS -- 1.0%

METALS & MINERALS -- 1.0%
BHP Billiton, Ltd.                                                                    178,300         3,025,369
                                                                                                ---------------

UTILITIES -- 0.2%

TELEPHONE -- 0.2%
Bharti Tele- Ventures, Ltd.                                                            85,900           681,064
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $260,120,948)                                           302,578,681
                                                                                                ---------------

SHORT-TERM INVESTMENT SECURITIES -- 2.4%

REGISTERED INVESTMENT COMPANY -- 2.4%

T. Rowe Price Reserve Investment Fund (cost $7,357,480)                             7,357,480         7,357,480
                                                                                                ---------------
TOTAL INVESTMENTS --
   (cost $267,478,428)@                                               99.7%                         309,936,161
Other assets less liabilities --                                       0.3                              835,587
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   310,771,748
                                                                     =====                      ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
ADR -- American Depository Receipt
(1)  Consist of more than one class of securities traded together as a unit.

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Drugs                                           9.3%
Retail                                          7.6
Financial Services                              9.1
Computers & Business Equipment                  6.1
Computer Software                               5.9
Health Services                                 4.9
Insurance                                       4.9
Energy Services                                 4.7
Food, Beverage & Tobacco                        4.5
Broadcasting & Media                            4.4
Internet Content                                4.4
Medical Products                                3.8
U.S. Government Agencies                        3.7
Energy Sources                                  3.2
Electronics                                     3.1
Telecommunications                              2.9
Multi-Industry                                  2.6
Apparel & Textiles                              2.3
Banks                                           2.3
Leisure & Tourism                               2.0
Business Services                               1.9
Household & Personal Products                   1.9
Communication Equipment                         1.7
Aerospace & Military Technology                 1.5
Automotive                                      1.1
Chemicals                                       0.7
Repurchase Agreements                           0.7
Electric Utilities                              0.6
Transportation                                  0.4
Entertainment Products                          0.3
Computer Services                               0.2
Electrical Equipment                            0.2
Machinery                                       0.2
Education                                       0.1
Gas & Pipeline Utilities                        0.1
Housing & Household Durables                    0.1
Metals & Minerals                               0.1
Real Estate Investment Trust                    0.1
                                              -----
                                              103.6%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 96.1%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.1%

APPAREL & TEXTILES -- 2.3%
Coach, Inc.+                                                                           25,295   $       793,251
NIKE, Inc., Class B                                                                    29,440         2,404,659

AUTOMOTIVE -- 1.1%
Advanced Auto Parts, Inc.+                                                             36,127         1,397,392
AutoZone, Inc.+                                                                           430            35,798
Goodyear Tire & Rubber Co.+                                                             1,360            21,202
Harley-Davidson, Inc.                                                                   2,110           102,209
Visteon Corp.                                                                           1,000             9,780

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                      630            51,717
Maytag Corp.                                                                              620            11,321
Sherwin-Williams Co.                                                                      880            38,781

RETAIL -- 7.6%
Avery Dennison Corp.                                                                      860            45,055
Avon Products, Inc.                                                                     3,630            98,010
Bed Bath & Beyond, Inc.+                                                                2,280            91,610
Best Buy Co., Inc.                                                                      3,115           135,596
Dollar General Corp.                                                                    2,480            45,483
Fortune Brands, Inc.                                                                    6,640           540,031
Home Depot, Inc.                                                                       16,520           630,073
J.C. Penney Co., Inc.                                                                  13,280           629,738
Limited Brands                                                                          2,700            55,161
Lowe's Cos., Inc.                                                                      71,320         4,593,008
Nordstrom, Inc.                                                                         1,700            58,344
PETCO Animal Supplies, Inc.+                                                           14,350           303,646
RadioShack Corp.                                                                        1,040            25,792
Staples, Inc.                                                                          19,162           408,534
Target Corp.                                                                           10,360           537,995
TJX Cos., Inc.                                                                          3,600            73,728
W.W. Grainger, Inc.                                                                     3,480           218,962
Wal-Mart Stores, Inc.                                                                  45,780         2,006,080
Walgreen Co.                                                                            7,890           342,820
                                                                                                ---------------
                                                                                                     15,705,776
                                                                                                ---------------

CONSUMER STAPLES -- 6.4%

FOOD, BEVERAGE & TOBACCO -- 4.5%
Altria Group, Inc.                                                                     16,020         1,180,834
Anheuser-Busch Cos., Inc.                                                               6,000           258,240
Brown-Forman Corp., Class B                                                               650            38,701
Campbell Soup Co.                                                                       1,430            42,543
Coca-Cola Co.                                                                          23,270         1,005,031

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
General Mills, Inc.                                                                     2,830   $       136,406
H.J. Heinz Co.                                                                          2,640            96,466
Hershey Foods Corp.                                                                     1,420            79,960
Kellogg Co.                                                                             1,980            91,337
McCormick & Co., Inc.                                                                   1,040            33,935
Pepsi Bottling Group, Inc.                                                              1,080            30,834
PepsiCo, Inc.                                                                          39,230         2,224,733
Sara Lee Corp.                                                                          6,060           114,837
Sysco Corp.                                                                             4,880           153,086
UST, Inc.                                                                               1,270            53,162
Wm. Wrigley Jr. Co.                                                                    11,970           860,404

HOUSEHOLD & PERSONAL PRODUCTS -- 1.9%
Clorox Co.                                                                              1,180            65,537
Colgate-Palmolive Co.                                                                   4,010           211,688
Gillette Co.                                                                            6,940           403,908
Kimberly-Clark Corp.                                                                    3,680           219,070
Newell Rubbermaid, Inc.                                                                 2,130            48,245
Procter & Gamble Co.                                                                   28,630         1,702,340
                                                                                                ---------------
                                                                                                      9,051,297
                                                                                                ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                            1,130            75,021
                                                                                                ---------------

ENERGY -- 7.9%

ENERGY SERVICES -- 4.7%
Baker Hughes, Inc.                                                                     11,090           661,851
BJ Services Co.                                                                        28,450         1,023,916
Canadian Natural Resources, Ltd.                                                       18,570           839,178
Halliburton Co.                                                                         3,920           268,598
Schlumberger, Ltd.                                                                     16,760         1,414,209
Suncor Energy, Inc.                                                                    39,665         2,400,923
Sunoco, Inc.                                                                            1,050            82,110

ENERGY SOURCES -- 3.2%
EOG Resources, Inc.                                                                     1,860           139,314
Exxon Mobil Corp.                                                                      54,454         3,460,007
Murphy Oil Corp.                                                                       17,030           849,286
XTO Energy, Inc.                                                                        2,793           126,579
                                                                                                ---------------
                                                                                                     11,265,971
                                                                                                ---------------

FINANCE -- 13.2%

BANKS -- 2.3%
Commerce Bancorp, Inc.                                                                 42,635         1,308,468
Golden West Financial Corp.                                                             4,220           250,626
Wells Fargo & Co.                                                                      28,905         1,692,966

FINANCIAL SERVICES -- 6.0%
American Express Co.                                                                   25,720         1,477,357
Charles Schwab Corp.                                                                   42,560           614,141
Equifax, Inc.                                                                           1,010            35,289

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Fannie Mae                                                                             15,150   $       679,023
Federated Investors, Inc., Class B                                                        660            21,932
Franklin Resources, Inc.                                                                1,150            96,554
Freddie Mac                                                                            32,920         1,858,663
Goldman Sachs Group, Inc.                                                               9,150         1,112,457
H&R Block, Inc.                                                                         2,510            60,190
J.P. Morgan Chase & Co.                                                                12,504           424,261
Merrill Lynch & Co., Inc.                                                               5,810           356,443
Moody's Corp.                                                                          17,220           879,597
Morgan Stanley                                                                          7,200           388,368
SLM Corp.                                                                               7,345           393,986
T. Rowe Price Group, Inc.                                                               1,010            65,953

INSURANCE -- 4.9%
Aetna, Inc.                                                                            55,625         4,791,537
Berkshire Hathaway, Inc., Class B+                                                        660         1,802,460
Progressive Corp.                                                                       1,530           160,298
Willis Group Holdings, Ltd.                                                             6,410           240,696
                                                                                                ---------------
                                                                                                     18,711,265
                                                                                                ---------------

HEALTHCARE -- 18.0%

DRUGS -- 9.3%
Abbott Laboratories                                                                    11,990           508,376
Allergan, Inc.                                                                          1,000            91,620
Amgen, Inc.+                                                                           24,040         1,915,267
Bristol-Myers Squibb Co.                                                               15,090           363,065
Caremark Rx, Inc.+                                                                     21,140         1,055,520
Eli Lilly & Co.                                                                        15,540           831,701
Forest Laboratories, Inc.+                                                              2,620           102,101
Genentech, Inc.+                                                                       39,415         3,319,137
Genzyme Corp.+                                                                          1,980           141,847
Gilead Sciences, Inc.+                                                                  3,510           171,148
Hospira, Inc.+                                                                          1,240            50,803
Invitrogen Corp.+                                                                       9,993           751,773
Merck & Co., Inc.                                                                      16,940           460,938
Pfizer, Inc.                                                                           12,635           315,496
Schering-Plough Corp.                                                                  11,390           239,760
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     51,265         1,713,276
Wyeth                                                                                  23,290         1,077,628

HEALTH SERVICES -- 4.9%
Coventry Health Care, Inc.+                                                               830            71,397
Express Scripts, Inc.+                                                                  1,150            71,530
HCA, Inc.                                                                               3,480           166,762
IMS Health, Inc.                                                                        1,750            44,047
Medco Health Solutions, Inc.+                                                          10,450           572,973
Quest Diagnostics, Inc.                                                                 1,290            65,197
UnitedHealth Group, Inc.(1)                                                           107,085         6,018,177

MEDICAL PRODUCTS -- 3.8%
Baxter International, Inc.                                                              4,800           191,376
Becton Dickinson & Co.                                                                  1,930           101,190
Biomet, Inc.                                                                            1,930            66,990

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Boston Scientific Corp.+                                                                4,550   $       106,334
C.R. Bard, Inc.                                                                         3,370           222,521
Guidant Corp.                                                                           2,540           174,981
Johnson & Johnson                                                                      22,960         1,452,909
MedImmune, Inc.+                                                                        1,910            64,272
Medtronic, Inc.                                                                        25,770         1,381,787
St. Jude Medical, Inc.+                                                                 7,130           333,684
Stryker Corp.                                                                          16,440           812,629
Zimmer Holdings, Inc.+                                                                  7,360           507,030
                                                                                                ---------------
                                                                                                     25,535,242
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 6.8%

AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
Boeing Co.                                                                              6,330           430,124
Lockheed Martin Corp.                                                                  18,635         1,137,481
Rockwell Automation, Inc.                                                               1,410            74,589
Rockwell Collins, Inc.                                                                  1,370            66,198
United Technologies Corp.                                                               7,910           410,054

BUSINESS SERVICES -- 1.9%
ARAMARK Corp., Class B                                                                  7,870           210,208
Automatic Data Processing, Inc.                                                         4,480           192,819
Cendant Corp.                                                                          31,390           647,890
First Data Corp.                                                                       35,300         1,412,000
Fluor Corp.                                                                               670            43,135
Monster Worldwide, Inc.+                                                                  950            29,174
Paychex, Inc.                                                                           2,580            95,666
Robert Half International, Inc.                                                         1,310            46,623

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                                                    3,190           229,042

MACHINERY -- 0.2%
Caterpillar, Inc.                                                                       5,220           306,675

MULTI-INDUSTRY -- 2.6%
3M Co.                                                                                  5,900           432,824
American Standard Cos., Inc.                                                            1,420            66,101
Danaher Corp.                                                                           1,840            99,047
General Electric Co.                                                                   81,830         2,755,216
Tyco International, Ltd.                                                               11,820           329,187

TRANSPORTATION -- 0.4%
United Parcel Service, Inc., Class B                                                    8,540           590,370
                                                                                                ---------------
                                                                                                      9,604,423
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 6.7%

BROADCASTING & MEDIA -- 4.4%
Clear Channel Communications, Inc.                                                      3,606           118,601
Dow Jones & Co., Inc.                                                                     460            17,567
E.W. Scripps Co., Class A                                                               3,510           175,395
Lamar Advertising Co., Class A+                                                        15,030           681,761
McGraw-Hill Cos., Inc.                                                                 38,470         1,848,099

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Meredith Corp.                                                                            330   $        16,464
Omnicom Group, Inc.                                                                     1,400           117,082
Time Warner, Inc.                                                                      54,940           994,963
Univision Communications, Inc., Class A+                                               18,730           496,907
Valassis Communications, Inc.+                                                          5,850           228,033
Viacom, Inc., Class B                                                                  40,807         1,347,039
Westwood One, Inc.                                                                     10,010           199,099

ENTERTAINMENT PRODUCTS -- 0.3%
Harman International Industries, Inc.                                                   2,890           295,560
International Game Technology                                                           2,640            71,280

LEISURE & TOURISM -- 2.0%
Carnival Corp.(2)                                                                      13,370           668,233
Darden Restaurants, Inc.                                                                1,040            31,585
GTECH Holdings Corp.                                                                   12,730           408,124
Harrah's Entertainment, Inc.                                                           10,450           681,235
Hilton Hotels Corp.                                                                     2,530            56,470
Marriott International, Inc., Class A                                                   9,190           578,970
Starbucks Corp.+                                                                        2,970           148,797
Starwood Hotels & Resorts Worldwide, Inc.(2)                                            3,690           210,957
Yum! Brands, Inc.                                                                       2,210           106,986
                                                                                                ---------------
                                                                                                      9,499,207
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 24.3%

COMMUNICATION EQUIPMENT -- 1.7%
Network Appliance, Inc.+                                                                2,840            67,422
QUALCOMM, Inc.                                                                         52,980         2,370,855
Symbol Technologies, Inc.                                                                 618             5,982

COMPUTER SERVICES -- 0.2%
Autodesk, Inc.                                                                          1,760            81,734
Symantec Corp.+                                                                         9,240           209,379

COMPUTER SOFTWARE -- 5.9%
Adobe Systems, Inc.                                                                     3,790           113,132
Citrix Systems, Inc.+                                                                   1,320            33,185
Electronic Arts, Inc.+                                                                 64,105         3,646,933
Intuit, Inc.+                                                                           1,400            62,734
Mercury Interactive Corp.+                                                                670            26,532
Microsoft Corp.(1)                                                                    149,540         3,847,664
Oracle Corp.+                                                                          46,660           578,117
Parametric Technology Corp.+                                                            2,110            14,707

COMPUTERS & BUSINESS EQUIPMENT -- 6.1%
Apple Computer, Inc.+                                                                 102,220         5,480,014
Dell, Inc.+                                                                            58,310         1,994,202
Gateway, Inc.+                                                                          2,040             5,508
International Business Machines Corp.                                                  12,310           987,508
Lexmark International, Inc., Class A+                                                     920            56,166
Millipore Corp.+                                                                          400            25,156
Pitney Bowes, Inc.                                                                      1,770            73,880

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 3.1%
Altera Corp.+                                                                           2,880   $        55,037
Analog Devices, Inc.                                                                    2,880           106,963
Broadcom Corp., Class A+                                                                2,180           102,264
Fisher Scientific International, Inc.+                                                  3,510           217,796
Intel Corp.                                                                            60,200         1,483,930
Linear Technology Corp.                                                                29,210         1,098,004
Maxim Integrated Products, Inc.                                                         2,540           108,331
National Semiconductor Corp.                                                            2,640            69,432
NVIDIA Corp.+                                                                           1,300            44,564
PMC-Sierra, Inc.+                                                                       1,410            12,422
Texas Instruments, Inc.                                                                30,195         1,023,610
Waters Corp.+                                                                             890            37,024
Xilinx, Inc.                                                                            2,700            75,195

INTERNET CONTENT -- 4.4%
eBay, Inc.+                                                                            62,745         2,585,094
Google, Inc., Class A+                                                                  2,500           791,150
Yahoo!, Inc.+                                                                          85,510         2,893,658

TELECOMMUNICATIONS -- 2.9%
American Tower Corp., Class A+                                                         25,010           623,999
Avaya, Inc.+                                                                            3,270            33,681
Cisco Systems, Inc.+                                                                  118,330         2,121,657
Citizens Communications Co.                                                             2,650            35,908
Corning, Inc.+                                                                         11,360           219,589
Crown Castle International Corp.+                                                      20,820           512,797
Lucent Technologies, Inc.+                                                             34,310           111,507
Qwest Communications International, Inc.+                                              11,770            48,257
Sprint Corp.                                                                           13,701           325,810
                                                                                                ---------------
                                                                                                     34,418,489
                                                                                                ---------------

MATERIALS -- 0.8%

CHEMICALS -- 0.7%
du Pont (E.I.) de Nemours & Co.                                                         7,670           300,434
Ecolab, Inc.                                                                            1,430            45,660
Hercules, Inc.+                                                                           880            10,754
Huntsman Corp.+                                                                        25,220           493,051
International Flavors & Fragrances, Inc.                                                  640            22,809
Praxair, Inc.                                                                           2,500           119,825

METALS & MINERALS -- 0.1%
Allegheny Technologies, Inc.                                                              650            20,137
Ball Corp.                                                                                850            31,229
Freeport-McMoRan Copper & Gold, Inc., Class B                                           1,370            66,568
                                                                                                ---------------
                                                                                                      1,110,467
                                                                                                ---------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Public Storage, Inc.                                                                      640            42,880
Simon Property Group, Inc.                                                              1,420           105,250
                                                                                                ---------------
                                                                                                        148,130
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                                             41,985   $       689,814
TXU Corp.                                                                               1,850           208,828

GAS & PIPELINE UTILITIES -- 0.1%
Kinder Morgan, Inc.                                                                       740            71,158
                                                                                                ---------------
                                                                                                        969,800
                                                                                                ---------------
TOTAL COMMON STOCK (cost $117,464,566)                                                              136,095,088
                                                                                                ---------------

EXCHANGE TRADED FUNDS -- 1.3%

FINANCE -- 1.3%

FINANCIAL SERVICES -- 1.3%
iShares S&P 500/Barra Growth Index Fund (cost $1,883,553)                              32,300         1,892,135
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $119,348,119)                                           137,987,223
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 5.5%

CORPORATE SHORT-TERM NOTES -- 1.8%

Prudential Funding Corp. 3.80% due 10/03/05                                   $     2,500,000         2,499,472
                                                                                                ---------------
U.S. GOVERNMENT AGENCIES -- 3.7%

Federal Home Loan Bank Cons. Disc. Notes 3.18% due 10/03/05                         5,200,000         5,199,081
                                                                                                ---------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 3.40% due 12/15/05(1)                                     40,000            39,738
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,738,270)                                              7,738,291
                                                                                                ---------------

REPURCHASE AGREEMENTS -- 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15% dated 09/30/05, to be purchased 10/03/05 in the amount of $401,072 and collateralized by $415,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 and
   having an approximated value of $409,294                                           401,000           401,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.95% dated 09/30/05, to be purchased 10/03/05 in the amount of $600,148 and collateralized by $620,000 of United States
   Treasury Notes, bearing interest at 3.38%, due 10/15/09 and
   having an approximated value of $613,025                                           600,000           600,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,001,000)                                                         1,001,000
                                                                                                ---------------
TOTAL INVESTMENTS --
   (cost $128,087,389)@                                              103.6%                         146,726,514
Liabilities in excess of other assets --                              (3.6)                          (5,057,896)
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   141,668,618
                                                                     =====                      ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS    DESCRIPTION                        DATE         TRADE DATE        2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 3 Long      S&P Barra Growth Index         December 2005    $  446,273     $   442,800       $  (3,473)
                                                                                              =========

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                              9.7%
Drugs                                           6.2
Energy Sources                                  5.9
Banks                                           5.7
Retail                                          5.4
Multi-Industry                                  5.3
Telecommunications                              5.2
Broadcasting & Media                            4.8
Computer Software                               4.7
Electronics                                     4.5
Food, Beverage & Tobacco                        3.9
Medical Products                                3.9
Insurance                                       3.8
Health Services                                 3.1
Computers & Business Equipment                  2.6
Energy Services                                 2.6
Aerospace & Military Technology                 2.5
Business Services                               2.5
Household & Personal Products                   1.8
Leisure & Tourism                               1.8
Repurchase Agreements                           1.8
Electric Utilities                              1.7
Apparel & Textiles                              1.3
Chemicals                                       1.0
Communication Equipment                         1.0
Computer Services                               1.0
Internet Content                                1.0
Entertainment Products                          0.7
Registered Investment Company                   0.7
Metals & Minerals                               0.6
Education                                       0.5
Machinery                                       0.5
Transportation                                  0.5
Automotive                                      0.2
Electrical Equipment                            0.2
Forest Products                                 0.2
Housing & Household Durables                    0.2
Real Estate Investment Trust                    0.2
Gas & Pipeline Utilities                        0.1
Telephone                                       0.1
U.S. Government Obligations                     0.1
                                               ----
                                               99.5%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 96.4%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.1%

APPAREL & TEXTILES -- 1.3%
Cintas Corp.                                                                              169   $         6,937
Coach, Inc.+                                                                              466            14,614
Gap, Inc.                                                                                 710            12,375
Industria de Diseno Textil SA (Inditex)                                                 2,100            61,633
Jones Apparel Group, Inc.                                                                 145             4,133
Liz Claiborne, Inc.                                                                       132             5,190
NIKE, Inc., Class B                                                                     5,434           443,849
Reebok International, Ltd.                                                                 64             3,621
V.F. Corp.                                                                                109             6,319

AUTOMOTIVE -- 0.2%
AutoNation, Inc.+                                                                         221             4,413
AutoZone, Inc.+                                                                            68             5,661
Cooper Tire & Rubber Co.                                                                   75             1,145
Cummins, Inc.                                                                              57             5,015
Dana Corp.                                                                                184             1,731
Delphi Corp.                                                                              688             1,899
Ford Motor Co.                                                                          2,271            22,392
General Motors Corp.                                                                      693            21,213
Genuine Parts Co.                                                                         213             9,138
Goodyear Tire & Rubber Co.+                                                               216             3,368
Harley-Davidson, Inc.                                                                     336            16,276
Navistar International Corp.+                                                              76             2,465
PACCAR, Inc.                                                                              210            14,257
Visteon Corp.                                                                             158             1,545

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Black & Decker Corp.                                                                       99             8,127
Centex Corp.                                                                              157            10,139
D.R. Horton, Inc.                                                                         334            12,098
KB HOME                                                                                    95             6,954
Leggett & Platt, Inc.                                                                     231             4,666
Maytag Corp.                                                                               98             1,789
Pulte Homes, Inc.                                                                         263            11,288
Sherwin-Williams Co.                                                                      140             6,170
Whirlpool Corp.                                                                            82             6,213

RETAIL -- 5.4%
Avery Dennison Corp.                                                                      135             7,073
Avon Products, Inc.                                                                       577            15,579
Bed Bath & Beyond, Inc.+                                                                  362            14,545
Best Buy Co., Inc.                                                                      3,196           139,122
Big Lots, Inc.+                                                                           140             1,539
Circuit City Stores, Inc.                                                                 202             3,466
Costco Wholesale Corp.                                                                    587            25,294

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
CVS Corp.                                                                                 996   $        28,894
Dillard's, Inc., Class A                                                                   79             1,649
Dollar General Corp.                                                                      393             7,208
Family Dollar Stores, Inc.                                                                202             4,014
Federated Department Stores, Inc.                                                         325            21,733
Fortune Brands, Inc.                                                                      179            14,558
Home Depot, Inc.                                                                       10,523           401,347
J.C. Penney Co., Inc.                                                                     307            14,558
Kohl's Corp.+                                                                           4,722           236,950
Limited Brands                                                                            428             8,744
Lowe's Cos., Inc.                                                                         955            61,502
Masco Corp.                                                                               527            16,168
Nordstrom, Inc.                                                                           271             9,301
Office Depot, Inc.+                                                                       388            11,524
Officemax, Inc.                                                                            87             2,755
Petsmart, Inc.                                                                          3,200            69,696
RadioShack Corp.                                                                          165             4,092
Sears Holdings Corp.+                                                                     125            15,552
Staples, Inc.                                                                             901            19,209
SUPERVALU, Inc.                                                                           167             5,197
Target Corp.                                                                            4,384           227,661
Tiffany & Co.                                                                             175             6,960
TJX Cos., Inc.                                                                            571            11,694
W.W. Grainger, Inc.                                                                        93             5,852
Wal-Mart de Mexico SA de CV+                                                            6,100            31,047
Wal-Mart de Mexico SA de CV Sponsored ADR                                                 900            45,585
Wal-Mart Stores, Inc.(1)                                                               14,761           646,827
Walgreen Co.                                                                            3,953           171,758
                                                                                                ---------------
                                                                                                      3,045,286
                                                                                                ---------------

CONSUMER STAPLES -- 5.7%

FOOD, BEVERAGE & TOBACCO -- 3.9%
Albertson's, Inc.                                                                         451            11,568
Altria Group, Inc.                                                                      6,143           452,801
Anheuser-Busch Cos., Inc.                                                                 952            40,974
Archer-Daniels-Midland Co.                                                                797            19,654
Brown-Forman Corp., Class B                                                               102             6,073
Campbell Soup Co.                                                                         227             6,753
Coca-Cola Co.                                                                          10,245           442,482
Coca-Cola Enterprises, Inc.                                                               369             7,195
ConAgra Foods, Inc.                                                                       635            15,716
Constellation Brands, Inc., Class A+                                                      240             6,240
Diageo PLC Sponsored ADR                                                                3,300           191,433
General Mills, Inc.                                                                       449            21,642
H.J. Heinz Co.                                                                            418            15,274
Hershey Foods Corp.                                                                       225            12,670
Kellogg Co.                                                                               314            14,485
Kroger Co.+                                                                               887            18,263
McCormick & Co., Inc.                                                                     164             5,351
Molson Coors Brewing Co., Class B                                                          70             4,481
Pepsi Bottling Group, Inc.                                                                170             4,853

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
PepsiCo, Inc.                                                                           3,146   $       178,410
Reynolds American, Inc.                                                                   105             8,717
Safeway, Inc.                                                                             550            14,080
Sara Lee Corp.                                                                            961            18,211
Sysco Corp.                                                                             3,776           118,453
Tyson Foods, Inc., Class A                                                                308             5,559
UST, Inc.                                                                                 201             8,414
Wm. Wrigley Jr. Co.                                                                       220            15,814

HOUSEHOLD & PERSONAL PRODUCTS -- 1.8%
Alberto-Culver Co.                                                                         92             4,117
Clorox Co.                                                                                193            10,719
Colgate-Palmolive Co.                                                                     637            33,627
Gillette Co.                                                                            4,102           238,736
Kimberly-Clark Corp.                                                                      584            34,766
Newell Rubbermaid, Inc.                                                                   337             7,633
Procter & Gamble Co.                                                                    7,736           459,983
                                                                                                ---------------
                                                                                                      2,455,147
                                                                                                ---------------

EDUCATION -- 0.5%

EDUCATION -- 0.5%
Apollo Group, Inc., Class A+                                                            3,029           201,095
                                                                                                ---------------

ENERGY -- 8.5%

ENERGY SERVICES -- 2.5%
Baker Hughes, Inc.                                                                      3,617           215,863
BJ Services Co.                                                                           395            14,216
Halliburton Co.                                                                           623            42,688
Nabors Industries, Ltd.+                                                                  193            13,863
Noble Corp.                                                                               168            11,501
Rowan Cos., Inc.                                                                          133             4,720
Schlumberger, Ltd.                                                                      5,021           423,672
Sempra Energy                                                                             314            14,777
Southern Co.                                                                              915            32,721
Sunoco, Inc.                                                                              167            13,059
TECO Energy, Inc.                                                                         255             4,595
Total SA                                                                                  900           245,646
Weatherford International, Ltd.+                                                          170            11,672
Xcel Energy, Inc.                                                                         494             9,687

ENERGY SOURCES -- 6.0%
Amerada Hess Corp.                                                                         98            13,475
Anadarko Petroleum Corp.                                                                  290            27,767
Apache Corp.                                                                              403            30,314
Burlington Resources, Inc.                                                                467            37,976
ChevronTexaco Corp.                                                                     9,760           631,765
ConocoPhillips                                                                          1,706           119,266
Devon Energy Corp.                                                                        555            38,095
EOG Resources, Inc.                                                                       294            22,021
Exxon Mobil Corp.                                                                      18,729         1,190,041
Kerr-McGee Corp.                                                                          141            13,692

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Marathon Oil Corp.                                                                      4,149   $       285,990
Murphy Oil Corp.                                                                        1,101            54,907
National-Oilwell Varco, Inc.+                                                             212            13,950
Occidental Petroleum Corp.                                                                490            41,861
Transocean, Inc.+                                                                         403            24,708
Valero Energy Corp.                                                                       374            42,285
XTO Energy, Inc.                                                                          443            20,077
                                                                                                ---------------
                                                                                                      3,666,870
                                                                                                ---------------

FINANCE -- 18.7%

BANKS -- 5.7%
AmSouth Bancorp                                                                           429            10,837
Anglo Irish Bank Corp. PLC                                                              9,000           122,228
Bank of America Corp.                                                                  13,924           586,200
Bank of New York Co., Inc.(1)                                                             954            28,057
BB&T Corp.                                                                                671            26,203
Comerica, Inc.                                                                            205            12,074
Compass Bancshares, Inc.                                                                  152             6,966
Fifth Third Bancorp                                                                       682            25,050
Golden West Financial Corp.                                                               313            18,589
Huntington Bancshares, Inc.                                                               283             6,359
KeyCorp                                                                                   502            16,189
M&T Bank Corp.                                                                             99            10,465
Marshall & Ilsley Corp.                                                                   254            11,052
National City Corp.                                                                       697            23,308
North Fork Bancorp., Inc.                                                                 586            14,943
Northern Trust Corp.                                                                    3,527           178,290
PNC Financial Services Group, Inc.                                                        356            20,655
Regions Financial Corp.                                                                   564            17,552
Sovereign Bancorp, Inc.                                                                   443             9,764
State Street Corp.                                                                      5,205           254,629
SunTrust Banks, Inc.                                                                      444            30,836
Synovus Financial Corp.                                                                   382            10,589
U.S. Bancorp                                                                           10,040           281,923
UBS AG                                                                                  3,000           254,915
Wachovia Corp.                                                                          1,933            91,991
Washington Mutual, Inc.                                                                 1,078            42,279
Wells Fargo & Co.                                                                       6,069           355,461
Zions Bancorp                                                                             110             7,833

FINANCIAL SERVICES -- 9.2%
American Express Co.                                                                   10,121           581,350
Ameritrade Holding Corp.+                                                               3,500            75,180
Bear Stearns Co., Inc.                                                                  1,938           212,696
Capital One Financial Corp.                                                             2,854           226,950
Charles Schwab Corp.                                                                   10,474           151,140
CIT Group, Inc.                                                                           247            11,159
Citigroup, Inc.                                                                        24,228         1,102,859
Countrywide Financial Corp.                                                             2,629            86,704
E*TRADE Financial Corp.+                                                                  454             7,990
Equifax, Inc.                                                                             160             5,590
Fannie Mae                                                                              1,186            53,156
Federated Investors, Inc., Class B                                                        104             3,456

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
First Horizon National Corp.                                                              153   $         5,561
Franklin Resources, Inc.                                                                1,282           107,637
Freddie Mac                                                                               847            47,822
Goldman Sachs Group, Inc.                                                               1,270           154,407
H&R Block, Inc.                                                                           398             9,544
J.P. Morgan Chase & Co.                                                                12,005           407,330
Janus Capital Group, Inc.                                                                 273             3,945
Legg Mason, Inc.                                                                          600            65,814
Lehman Brothers Holdings, Inc.                                                            333            38,788
MBNA Corp.                                                                              1,541            37,970
Mellon Financial Corp.                                                                    512            16,369
Merrill Lynch & Co., Inc.                                                               3,635           223,007
Moody's Corp.                                                                             310            15,835
Morgan Stanley                                                                          1,331            71,794
Providian Financial Corp.+                                                                361             6,382
SLM Corp.                                                                               4,112           220,568
T. Rowe Price Group, Inc.                                                                 159            10,383

INSURANCE -- 3.8%
ACE, Ltd.                                                                               1,053            49,565
Aetna, Inc.                                                                             2,055           177,018
AFLAC, Inc.                                                                               615            27,860
Allstate Corp.                                                                          4,505           249,081
Ambac Financial Group, Inc.                                                               131             9,440
American International Group, Inc.#                                                     3,180           197,033
Aon Corp.                                                                                 390            12,511
Chubb Corp.                                                                             3,043           272,501
CIGNA Corp.                                                                               158            18,622
Cincinnati Financial Corp.                                                                214             8,965
Genworth Financial, Inc., Class A                                                       2,200            70,928
Hartford Financial Services Group, Inc.                                                 2,367           182,661
Jefferson-Pilot Corp.                                                                     165             8,443
Lincoln National Corp.                                                                    211            10,976
Loews Corp.                                                                               166            15,340
Marsh & McLennan Cos., Inc.                                                             2,956            89,833
MBIA, Inc.                                                                                164             9,942
MetLife, Inc.                                                                             927            46,192
MGIC Investment Corp.                                                                     114             7,319
Principal Financial Group, Inc.                                                           343            16,248
Progressive Corp.                                                                         242            25,354
Prudential Financial, Inc.                                                                629            42,495
SAFECO Corp.                                                                              153             8,167
St Paul Travelers Cos., Inc.                                                              828            37,152
Torchmark Corp.                                                                           128             6,762
UnumProvident Corp. (New York)                                                            365             7,483
XL Capital, Ltd., Class A                                                                 172            11,701
                                                                                                ---------------
                                                                                                      8,056,215
                                                                                                ---------------

HEALTHCARE -- 13.2%

DRUGS -- 6.2%
Abbott Laboratories                                                                     4,905           207,972
Allergan, Inc.                                                                            160            14,659

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Amgen, Inc.+                                                                            6,512   $       518,811
Bristol-Myers Squibb Co.                                                                2,397            57,672
Caremark Rx, Inc.+                                                                      2,951           147,343
Chiron Corp.+                                                                             134             5,845
Eli Lilly & Co.                                                                         1,389            74,339
Forest Laboratories, Inc.+                                                                417            16,251
Genentech, Inc.+                                                                        1,300           109,473
Genzyme Corp.+                                                                            315            22,567
Gilead Sciences, Inc.+                                                                  3,559           173,537
Hospira, Inc.+                                                                            196             8,030
King Pharmaceuticals, Inc.+                                                               296             4,552
Merck & Co., Inc.                                                                       2,691            73,222
Mylan Laboratories, Inc.                                                                  268             5,162
Novartis AG                                                                             2,800           141,995
Pfizer, Inc.(1)                                                                        23,814           594,636
Roche Holdings AG-Genusschein                                                             600            83,334
Schering-Plough Corp.                                                                   1,809            38,079
Sepracor, Inc.+                                                                         1,000            58,990
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                      1,100            36,762
Watson Pharmaceuticals, Inc.+                                                             128             4,686
Wyeth                                                                                   5,944           275,029

HEALTH SERVICES -- 3.1%
Coventry Health Care, Inc.+                                                               132            11,355
Express Scripts, Inc.+                                                                    182            11,320
HCA, Inc.                                                                                 554            26,548
Health Management Associates, Inc., Class A                                               303             7,111
Humana, Inc.+                                                                             199             9,528
IMS Health, Inc.                                                                          277             6,972
Laboratory Corp. of America Holdings+                                                     166             8,086
Manor Care, Inc.                                                                           97             3,726
Medco Health Solutions, Inc.+                                                             373            20,451
Quest Diagnostics, Inc.                                                                 1,304            65,904
Tenet Healthcare Corp.+                                                                   574             6,446
UnitedHealth Group, Inc.                                                               11,348           637,758
Wellpoint, Inc.+                                                                        7,152           542,265

MEDICAL PRODUCTS -- 3.9%
AmerisourceBergen Corp.                                                                   127             9,817
Bausch & Lomb, Inc.                                                                        66             5,325
Baxter International, Inc.                                                                763            30,421
Becton Dickinson & Co.                                                                    306            16,044
Biogen Idec, Inc.+                                                                        415            16,384
Biomet, Inc.                                                                            3,506           121,693
Boston Scientific Corp.+                                                                  724            16,920
C.R. Bard, Inc.                                                                           129             8,518
Cardinal Health, Inc.                                                                     523            33,179
Guidant Corp.                                                                             404            27,831
Johnson & Johnson                                                                      11,045           698,928
McKesson Corp.                                                                            378            17,936
MedImmune, Inc.+                                                                          302            10,162
Medtronic, Inc.                                                                         7,684           412,016
St. Jude Medical, Inc.+                                                                 1,547            72,400
Stryker Corp.                                                                           2,156           106,571
Zimmer Holdings, Inc.+                                                                    803            55,319
                                                                                                ---------------
                                                                                                      5,689,880
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 11.5%

AEROSPACE & MILITARY TECHNOLOGY -- 2.5%
Alliant Techsystems, Inc.+                                                              2,600   $       194,090
Boeing Co.                                                                              1,006            68,358
General Dynamics Corp.                                                                  1,946           232,644
Goodrich Corp.                                                                          3,349           148,495
Lockheed Martin Corp.                                                                     446            27,224
Northrop Grumman Corp.                                                                    438            23,805
Raytheon Co.                                                                              553            21,025
Rockwell Automation, Inc.                                                                 223            11,797
Rockwell Collins, Inc.                                                                    217            10,485
Textron, Inc.                                                                             164            11,762
United Technologies Corp.                                                               6,256           324,311

BUSINESS SERVICES -- 2.5%
Accenture, Ltd., Class A+                                                               9,800           249,508
Allied Waste Industries, Inc.+                                                            267             2,256
Applera Corp. - Applied Biosystems Group                                                  239             5,554
Automatic Data Processing, Inc.                                                         4,511           194,154
Cendant Corp.                                                                           9,382           193,645
Convergys Corp.+                                                                          172             2,472
Eastman Kodak Co.                                                                         352             8,564
First Data Corp.                                                                        3,746           149,840
Fluor Corp.                                                                               106             6,824
Ingersoll-Rand Co., Inc., Class A                                                         413            15,789
Interpublic Group Cos., Inc.+                                                             518             6,030
Monsanto Co.                                                                            2,429           152,420
Monster Worldwide, Inc.+                                                                  149             4,576
Pall Corp.                                                                                152             4,180
Paychex, Inc.                                                                             408            15,129
R.R. Donnelley & Sons Co.                                                                 263             9,749
Robert Half International, Inc.                                                           207             7,367
Waste Management, Inc.                                                                    689            19,712
Xerox Corp.+                                                                            1,176            16,052

ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp.                                                           210             5,439
Eaton Corp.                                                                               181            11,502
Emerson Electric Co.                                                                      506            36,331
Jabil Circuit, Inc.+                                                                      211             6,524
Johnson Controls, Inc.                                                                    236            14,644

MACHINERY -- 0.5%
Caterpillar, Inc.                                                                         829            48,704
Deere & Co.                                                                             2,096           128,275
Dover Corp.                                                                               248            10,116
Illinois Tool Works, Inc.                                                                 256            21,076
Parker-Hannifin Corp.                                                                     147             9,454
Snap-On, Inc.                                                                              71             2,565
Stanley Works                                                                              89             4,154

MULTI-INDUSTRY -- 5.3%
3M Co.                                                                                  3,638           266,884
American Standard Cos., Inc.                                                              225            10,474
Danaher Corp.                                                                           5,291           284,814
General Electric Co.(1)                                                                40,591         1,366,699

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY (CONTINUED)
Honeywell International, Inc.                                                           1,048   $        39,300
ITT Industries, Inc.                                                                      114            12,950
Tyco International, Ltd.                                                               10,949           304,930

TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.                                                        458            27,388
CSX Corp.                                                                                 266            12,364
FedEx Corp.                                                                               371            32,325
Norfolk Southern Corp.                                                                    496            20,118
Ryder System, Inc.                                                                         79             2,703
Union Pacific Corp.                                                                       323            23,159
United Parcel Service, Inc., Class B                                                    1,757           121,462
                                                                                                ---------------
                                                                                                      4,962,171
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 7.3%

BROADCASTING & MEDIA -- 4.8%
Clear Channel Communications, Inc.                                                        665            21,872
Comcast Corp., Class A+                                                                 9,092           267,123
Comcast Corp., Special Class A+                                                         4,500           129,510
Discovery Holding Co.+                                                                  2,034            29,371
Dow Jones & Co., Inc.                                                                      72             2,750
E.W. Scripps Co., Class A                                                               1,500            74,955
Gannett Co., Inc.                                                                         299            20,580
Liberty Media Corp., Class A+                                                          20,340           163,737
McGraw-Hill Cos., Inc.                                                                    458            22,002
Meredith Corp.                                                                             51             2,544
New York Times Co., Class A                                                               178             5,296
News Corp., Class A                                                                    31,102           484,880
Omnicom Group, Inc.                                                                       223            18,650
Time Warner, Inc.                                                                      34,052           616,682
Tribune Co.                                                                               325            11,014
Univision Communications, Inc., Class A+                                                5,282           140,131
Viacom, Inc., Class B                                                                   1,943            64,138

ENTERTAINMENT PRODUCTS -- 0.7%
Harman International Industries, Inc.                                                     900            92,043
Hasbro, Inc.                                                                              219             4,303
International Game Technology                                                           4,818           130,086
Knight-Ridder, Inc.                                                                        85             4,988
Mattel, Inc.                                                                              495             8,257
Walt Disney Co.                                                                         2,463            59,432

LEISURE & TOURISM -- 1.8%
Brunswick Corp.                                                                           119             4,490
Carnival Corp.(2)                                                                       4,329           216,363
Darden Restaurants, Inc.                                                                  165             5,011
Expedia, Inc.+                                                                          1,000            19,810
Harrah's Entertainment, Inc.                                                              225            14,668
Hilton Hotels Corp.                                                                       401             8,950
Marriott International, Inc., Class A                                                     210            13,230
McDonald's Corp.                                                                        1,532            51,307
MGM Mirage, Inc.+                                                                       1,000            43,770
Royal Caribbean Cruises, Ltd.                                                           4,600           198,720

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Sabre Holdings Corp., Class A                                                             161   $         3,265
Southwest Airlines Co.                                                                    849            12,608
Starbucks Corp.+                                                                          471            23,597
Starwood Hotels & Resorts Worldwide, Inc.(2)                                              267            15,264
Wendy's International, Inc.                                                               142             6,411
Wynn Resorts, Ltd.+                                                                     2,700           121,905
Yum! Brands, Inc.                                                                         350            16,944
                                                                                                ---------------
                                                                                                      3,150,657
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 20.0%

COMMUNICATION EQUIPMENT -- 1.0%
Marvell Technology Group, Ltd.+                                                         2,100            96,831
Network Appliance, Inc.+                                                                  451            10,707
QUALCOMM, Inc.                                                                          7,798           348,960
Symbol Technologies, Inc.                                                                 307             2,972

COMPUTER SERVICES -- 1.0%
Affiliated Computer Services, Inc., Class A+                                            1,954           106,688
Autodesk, Inc.                                                                            280            13,003
Computer Associates International, Inc.                                                   568            15,796
Computer Sciences Corp.+                                                                  226            10,692
Electronic Data Systems Corp.                                                             636            14,272
Sun Microsystems, Inc.+                                                                 4,179            16,382
Symantec Corp.+                                                                        11,068           250,801
Unisys Corp.+                                                                             417             2,769

COMPUTER SOFTWARE -- 4.7%
Adobe Systems, Inc.                                                                     5,502           164,235
BMC Software, Inc.+                                                                       267             5,634
Citrix Systems, Inc.+                                                                     209             5,254
Compuware Corp.+                                                                          476             4,522
Electronic Arts, Inc.+                                                                    972            55,297
Fiserv, Inc.+                                                                           2,431           111,510
Intuit, Inc.+                                                                             222             9,948
Mercury Interactive Corp.+                                                              1,406            55,677
Microsoft Corp.(1)                                                                     46,990         1,209,053
Novell, Inc.+                                                                             468             3,487
Oracle Corp.+                                                                          31,622           391,796
Parametric Technology Corp.+                                                              334             2,328
Siebel Systems, Inc.                                                                      640             6,611

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Apple Computer, Inc.+                                                                   1,017            54,522
Dell, Inc.+                                                                            11,838           404,860
EMC Corp.+                                                                             11,654           150,803
Gateway, Inc.+                                                                            323               872
Hewlett-Packard Co.                                                                     3,511           102,521
International Business Machines Corp.(1)                                                4,456           357,460
Lexmark International, Inc., Class A+                                                     145             8,852
Millipore Corp.+                                                                           63             3,962
NCR Corp.+                                                                                228             7,276
Pitney Bowes, Inc.                                                                        280            11,687
Research In Motion, Ltd.+                                                                 100             6,840

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 4.5%
Advanced Micro Devices, Inc.+                                                             488   $        12,298
Agilent Technologies, Inc.+                                                               606            19,846
Altera Corp.+                                                                             457             8,733
Analog Devices, Inc.                                                                    5,556           206,350
Applied Materials, Inc.                                                                13,288           225,364
Applied Micro Circuits Corp.+                                                             374             1,122
ASML Holding NV+                                                                        1,900            31,193
Broadcom Corp., Class A+                                                                  346            16,231
Fisher Scientific International, Inc.+                                                    149             9,245
Freescale Semiconductor, Inc., Class B+                                                   496            11,696
Intel Corp.(1)                                                                         26,567           654,877
KLA-Tencor Corp.                                                                          242            11,800
L-3 Communications Holdings, Inc.                                                       2,745           217,047
Linear Technology Corp.                                                                   376            14,134
LSI Logic Corp.+                                                                          479             4,718
Maxim Integrated Products, Inc.                                                         2,502           106,710
Micron Technology, Inc.+                                                                  755            10,041
Molex, Inc.                                                                               178             4,749
National Semiconductor Corp.                                                              421            11,072
Novellus Systems, Inc.+                                                                   170             4,264
NVIDIA Corp.+                                                                             207             7,096
PerkinElmer, Inc.                                                                         160             3,259
PMC-Sierra, Inc.+                                                                         223             1,965
QLogic Corp.+                                                                             111             3,796
Samsung Electronics Co., Ltd.                                                             200           112,698
Sanmina-SCI Corp.+                                                                        644             2,763
Solectron Corp.+                                                                        1,191             4,657
Tektronix, Inc.                                                                           104             2,624
Teradyne, Inc.+                                                                           241             3,976
Texas Instruments, Inc.                                                                 1,989            67,427
Thermo Electron Corp.+                                                                    198             6,118
Waters Corp.+                                                                             141             5,866
Xilinx, Inc.                                                                            4,728           131,675

INTERNET CONTENT -- 1.0%
eBay, Inc.+                                                                             2,160            88,992
Google, Inc., Class A+                                                                    400           126,584
Yahoo!, Inc.+                                                                           6,137           207,676

TELECOMMUNICATIONS -- 5.2%
ADC Telecommunications, Inc.+                                                             143             3,269
ALLTEL Corp.                                                                              468            30,471
America Movil SA de CV ADR                                                              5,400           142,128
Andrew Corp.+                                                                             199             2,219
AT&T Corp.                                                                                983            19,463
Avaya, Inc.+                                                                              520             5,356
BellSouth Corp.                                                                         7,345           193,173
CenturyTel, Inc.                                                                          159             5,562
CIENA Corp.+                                                                              708             1,869
Cisco Systems, Inc.+                                                                   18,731           335,847
Citizens Communications Co.                                                               421             5,705
Comverse Technology, Inc.+                                                                247             6,489
Corning, Inc.+                                                                         12,404           239,769

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
JDS Uniphase Corp.+                                                                     2,020   $         4,484
Juniper Networks, Inc.+                                                                 3,900            92,781
Lucent Technologies, Inc.+                                                              5,447            17,703
Motorola, Inc.                                                                          3,026            66,844
Nokia Oyj                                                                               5,700            95,497
Nokia Oyj Sponsored ADR                                                                 7,900           133,589
Qwest Communications International, Inc.+                                               1,869             7,663
Rogers Communications, Inc., Class B                                                    2,600           102,570
SBC Communications, Inc.                                                                4,049            97,055
Scientific-Atlanta, Inc.                                                                  188             7,052
Sprint Corp.                                                                           14,410           342,670
Tellabs, Inc.+                                                                            548             5,765
TELUS Corp. (New York)                                                                  1,500            61,110
TELUS Corp. (Toronto)                                                                   1,000            41,729
Verizon Communications, Inc.                                                            3,389           110,786
Vodafone Group, PLC                                                                    23,989            62,410
                                                                                                ---------------
                                                                                                      8,624,570
                                                                                                ---------------

MATERIALS -- 1.8%

CHEMICALS -- 1.0%
Air Products & Chemicals, Inc.                                                            272            14,998
Ashland, Inc.                                                                              91             5,027
Dow Chemical Co.                                                                        1,182            49,254
du Pont (E.I.) de Nemours & Co.                                                         7,519           294,519
Eastman Chemical Co.                                                                      100             4,697
Ecolab, Inc.                                                                              226             7,216
Engelhard Corp.                                                                           147             4,103
Hercules, Inc.+                                                                           138             1,686
International Flavors & Fragrances, Inc.                                                  100             3,564
PPG Industries, Inc.                                                                      208            12,312
Praxair, Inc.                                                                             396            18,980
Rohm & Haas Co.                                                                           178             7,321
Sigma-Aldrich Corp.                                                                        83             5,317

FOREST PRODUCTS -- 0.2%
Bemis Co.                                                                                 131             3,236
Georgia-Pacific Corp.                                                                     319            10,865
International Paper Co.                                                                   601            17,910
Louisiana-Pacific Corp.                                                                   136             3,766
MeadWestvaco Corp.                                                                        225             6,214
Pactiv Corp.+                                                                             184             3,224
Plum Creek Timber Co., Inc.                                                               225             8,530
Temple-Inland, Inc.                                                                       138             5,637
Weyerhaeuser Co.                                                                          300            20,625

METALS & MINERALS -- 0.6%
Alcoa, Inc.                                                                             1,069            26,105
Allegheny Technologies, Inc.                                                              103             3,191
Ball Corp.                                                                                134             4,923
BHP Billiton, Ltd.                                                                      8,900           151,014
Cooper Industries, Ltd., Class A                                                          113             7,813
Freeport-McMoRan Copper & Gold, Inc., Class B                                             217            10,544

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Newmont Mining Corp.                                                                      547   $        25,802
Nucor Corp.                                                                               191            11,267
Phelps Dodge Corp.                                                                        119            15,462
United States Steel Corp.                                                                 140             5,929
Vulcan Materials Co.                                                                      125             9,276

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                         102             4,841
                                                                                                ---------------
                                                                                                        785,168
                                                                                                ---------------

REAL ESTATE -- 0.2%

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Apartment Investment & Management Co., Class A                                            117             4,537
Archstone-Smith Trust                                                                     259            10,327
Equity Office Properties Trust                                                            503            16,453
Equity Residential                                                                        352            13,323
ProLogis                                                                                  302            13,382
Public Storage, Inc.                                                                      101             6,767
Simon Property Group, Inc.                                                                224            16,603
Vornado Realty Trust                                                                      144            12,473
                                                                                                ---------------
                                                                                                         93,865
                                                                                                ---------------

UTILITIES -- 1.9%

ELECTRIC UTILITIES -- 1.7%
AES Corp.+                                                                                800            13,144
Allegheny Energy, Inc.+                                                                   199             6,113
Ameren Corp.                                                                              250            13,373
American Electric Power Co., Inc.                                                         482            19,135
Calpine Corp.+                                                                            696             1,803
Centerpoint Energy, Inc.                                                                  379             5,636
Cinergy Corp.                                                                             244            10,836
CMS Energy Corp.+                                                                         269             4,425
Consolidated Edison, Inc.                                                                 299            14,516
Constellation Energy Group, Inc.                                                          218            13,429
Dominion Resources, Inc.                                                                  418            36,007
DTE Energy Co.                                                                            218             9,997
Duke Energy Corp.                                                                       1,135            33,108
Edison International                                                                      399            18,865
Entergy Corp.                                                                             254            18,877
Exelon Corp.                                                                              822            43,928
FirstEnergy Corp.                                                                         404            21,056
FPL Group, Inc.                                                                         7,183           341,911
NiSource, Inc.                                                                            334             8,100
PG&E Corp.                                                                                457            17,937
Pinnacle West Capital Corp.                                                               121             5,334
PPL Corp.                                                                                 465            15,033
Progress Energy, Inc.                                                                     308            13,783
Public Service Enterprise Group, Inc.                                                     293            18,857
TXU Corp.                                                                                 294            33,187

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A+                                                                    351   $         1,653
El Paso Corp.                                                                             808            11,231
KeySpan Corp.                                                                             214             7,871
Kinder Morgan, Inc.                                                                       117            11,251
Nicor, Inc.                                                                                54             2,269
Peoples Energy Corp.                                                                       47             1,851
Williams Cos., Inc.                                                                       701            17,560

TELEPHONE -- 0.1%
Bharti Tele- Ventures, Ltd.                                                             4,300            34,093
                                                                                                ---------------
                                                                                                        826,169
                                                                                                ---------------
TOTAL COMMON STOCK (cost $38,076,084)                                                                41,557,093
                                                                                                ---------------

EXCHANGE TRADED FUNDS -- 0.5%

FINANCE -- 0.5%

FINANCIAL SERVICES -- 0.5%
SPDR Trust, Series 1 (cost $221,372)                                                    1,800           221,472
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $38,297,456)                                             41,778,565
                                                                                                ---------------

SHORT-TERM INVESTMENT SECURITIES -- 0.8%

REGISTERED INVESTMENT COMPANY -- 0.7%

T. Rowe Price Reserve Investment Fund                                                 291,222           291,222
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 3.40% due 12/15/05(1)                            $        60,000            59,606
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $350,797)                                                  350,828
                                                                                                ---------------

REPURCHASE AGREEMENTS -- 1.8%

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15% dated 09/30/05, to be purchased 10/03/05 in the amount of $530,095 and collateralized by $550,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 and
   having an approximated value of $542,438                                           530,000           530,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)                           231,000           231,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $761,000)                                                             761,000
                                                                                                ---------------
TOTAL INVESTMENTS --
   (cost $39,409,253)@                                                99.5%                          42,890,393
Other assets less liabilities --                                       0.5                              197,933
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $    43,088,326
                                                                     =====                      ===============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; See Note 8
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  See Note 2 for details of Joint Repurchase Agreements
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 2 Long       S&P 500 Index                 December 2005    $  619,465     $  617,150        $  (2,315)
                                                                                              =========

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             10.0%
Banks                                           9.9
Energy Sources                                  8.5
Telecommunications                              7.3
Insurance                                       6.6
Broadcasting & Media                            5.7
Electric Utilities                              5.5
Drugs                                           4.3
Food, Beverage & Tobacco                        3.9
Retail                                          3.3
Chemicals                                       2.8
Electronics                                     2.5
Machinery                                       2.4
Medical Products                                2.4
Metals & Minerals                               2.4
Aerospace & Military Technology                 2.2
Multi-Industry                                  1.9
Computers & Business Equipment                  1.6
Energy Services                                 1.6
Leisure & Tourism                               1.6
Registered Investment Company                   1.5
Transportation                                  1.5
Business Services                               1.4
Household & Personal Products                   1.4
Health Services                                 1.3
Entertainment Products                          1.1
Forest Products                                 1.0
Repurchase Agreements                           0.9
Electrical Equipment                            0.7
Automotive                                      0.6
Computer Software                               0.6
Apparel & Textiles                              0.5
Real Estate Investment Trust                    0.5
Computer Services                               0.3
Gas & Pipeline Utilities                        0.2
Housing & Household Durables                    0.2
                                              -----
                                              100.1%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 96.6%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.6%

APPAREL & TEXTILES -- 0.5%
Cintas Corp.                                                                            1,390   $        57,060
Gap, Inc.                                                                               5,810           101,268
Jones Apparel Group, Inc.                                                               1,190            33,915
Liz Claiborne, Inc.                                                                     1,080            42,466
NIKE, Inc., Class B                                                                     7,400           604,432
Reebok International, Ltd.                                                                530            29,982
V.F. Corp.                                                                                900            52,173

AUTOMOTIVE -- 0.6%
AutoNation, Inc.+                                                                       1,810            36,146
Cooper Tire & Rubber Co.                                                                  620             9,467
Cummins, Inc.                                                                             490            43,115
Dana Corp.                                                                              1,500            14,115
Delphi Corp.                                                                            5,620            15,511
Ford Motor Co.                                                                         18,860           185,960
General Motors Corp.                                                                    9,350           286,203
Genuine Parts Co.                                                                      11,210           480,909
Navistar International Corp.+                                                             620            20,107
PACCAR, Inc.                                                                            1,760           119,486

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp.                                                                            1,320            85,246
D.R. Horton, Inc.                                                                       2,800           101,416
KB HOME                                                                                   780            57,096
Leggett & Platt, Inc.                                                                   1,890            38,178
Pulte Homes, Inc.                                                                       2,160            92,707
Whirlpool Corp.                                                                           670            50,766

RETAIL -- 3.3%
Avery Dennison Corp.                                                                    9,500           497,705
Avon Products, Inc.                                                                    14,300           386,100
Big Lots, Inc.+                                                                         1,140            12,529
Circuit City Stores, Inc.                                                               1,650            28,314
Costco Wholesale Corp.                                                                  4,870           209,848
CVS Corp.                                                                              53,540         1,553,195
Dillard's, Inc., Class A                                                                  650            13,572
Dollar General Corp.                                                                   28,300           519,022
Family Dollar Stores, Inc.                                                              1,660            32,984
Federated Department Stores, Inc.                                                       2,704           180,817
Fortune Brands, Inc.                                                                    5,030           409,090
Home Depot, Inc.                                                                        8,600           328,004
J.C. Penney Co., Inc.                                                                   2,520           119,498
Kohl's Corp.+                                                                           3,510           176,132
Masco Corp.                                                                             4,410           135,299
Office Depot, Inc.+                                                                     3,170            94,149

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Officemax, Inc.                                                                           710   $        22,486
RadioShack Corp.                                                                       12,800           317,440
Sears Holdings Corp.+                                                                   1,050           130,641
SUPERVALU, Inc.                                                                         1,360            42,323
Tiffany & Co.                                                                           1,430            56,871
W.W. Grainger, Inc.                                                                       760            47,819
Wal-Mart Stores, Inc.                                                                  17,500           766,850
                                                                                                ---------------
                                                                                                      8,638,412
                                                                                                ---------------

CONSUMER STAPLES -- 5.3%

FOOD, BEVERAGE & TOBACCO -- 3.9%
Albertson's, Inc.                                                                       3,800            97,470
Anheuser-Busch Cos., Inc.                                                              19,100           822,064
Archer-Daniels-Midland Co.                                                              6,640           163,742
Campbell Soup Co.                                                                      36,700         1,091,825
Coca-Cola Co.                                                                          19,000           820,610
Coca-Cola Enterprises, Inc.                                                             3,030            59,085
ConAgra Foods, Inc.                                                                    12,810           317,047
Constellation Brands, Inc., Class A+                                                    1,960            50,960
General Mills, Inc.                                                                    11,900           573,580
Kellogg Co.                                                                            13,900           641,207
Kroger Co.+                                                                             7,390           152,160
McCormick & Co., Inc.                                                                   6,200           202,306
Molson Coors Brewing Co., Class B                                                         580            37,126
PepsiCo, Inc.                                                                          11,100           629,481
Reynolds American, Inc.                                                                   860            71,397
Safeway, Inc.                                                                          29,900           765,440
Sara Lee Corp.                                                                          2,800            53,060
Sysco Corp.                                                                             3,500           109,795
Tyson Foods, Inc., Class A                                                              2,510            45,306
Unilever NV                                                                             2,400           170,615
UST, Inc.                                                                               7,400           309,764

HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
Alberto-Culver Co.                                                                        760            34,010
Colgate-Palmolive Co.                                                                  15,300           807,687
Kimberly-Clark Corp.                                                                   20,600         1,226,318
Newell Rubbermaid, Inc.                                                                24,900           563,985
                                                                                                ---------------
                                                                                                      9,816,040
                                                                                                ---------------

ENERGY -- 10.1%

ENERGY SERVICES -- 1.4%
Nabors Industries, Ltd.+                                                                1,610           115,646
Noble Corp.                                                                             1,370            93,790
Rowan Cos., Inc.                                                                        1,090            38,684
SCANA Corp.                                                                            13,200           557,568
Schlumberger, Ltd.                                                                      4,100           345,958
Sempra Energy                                                                           2,620           123,297
Southern Co.                                                                           15,960           570,730
TECO Energy, Inc.                                                                       7,780           140,196

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Weatherford International, Ltd.+                                                        1,390   $        95,437
Xcel Energy, Inc.                                                                      25,270           495,545

ENERGY SOURCES -- 8.7%

Amerada Hess Corp.                                                                      7,110           977,625
Anadarko Petroleum Corp.                                                                7,790           745,893
Apache Corp.                                                                            3,330           250,483
BP PLC Sponsored ADR                                                                    9,004           637,933
Burlington Resources, Inc.                                                              3,860           313,895
ChevronTexaco Corp.                                                                    42,578         2,756,074
ConocoPhillips                                                                         37,300         2,607,643
Devon Energy Corp.                                                                      4,590           315,058
Exxon Mobil Corp.                                                                      68,812         4,372,314
GlobalSantaFe Corp.                                                                    23,600         1,076,632
Kerr-McGee Corp.                                                                        1,180           114,590
Marathon Oil Corp.                                                                      3,704           255,317
Murphy Oil Corp.                                                                        1,640            81,787
National-Oilwell Varco, Inc.+                                                           1,770           116,466
Occidental Petroleum Corp.                                                             11,640           994,405
Transocean, Inc.+                                                                       3,340           204,775
Valero Energy Corp.                                                                     3,090           349,355
                                                                                                ---------------
                                                                                                     18,747,096
                                                                                                ---------------

FINANCE -- 25.5%

BANKS -- 9.9%
AmSouth Bancorp                                                                         3,620            91,441
Bank of America Corp.                                                                 106,204         4,471,189
Bank of Ireland (London)                                                               14,500           228,291
Bank of New York Co., Inc.                                                              7,900           232,339
BB&T Corp.                                                                              5,550           216,728
Comerica, Inc.                                                                          1,680            98,952
Compass Bancshares, Inc.                                                                1,240            56,829
Fifth Third Bancorp                                                                    20,650           758,475
Golden West Financial Corp.                                                            21,870         1,298,859
Huntington Bancshares, Inc.                                                             2,310            51,906
KeyCorp                                                                                 4,190           135,128
M&T Bank Corp.                                                                            820            86,682
Marshall & Ilsley Corp.                                                                 2,080            90,501
Mercantile Bankshares Corp.                                                             4,700           253,236
National City Corp.                                                                    42,380         1,417,187
North Fork Bancorp., Inc.                                                               4,900           124,950
Northern Trust Corp.                                                                    5,770           291,674
PNC Financial Services Group, Inc.                                                      8,360           485,047
Regions Financial Corp.                                                                 4,700           146,264
Sovereign Bancorp, Inc.                                                                 3,630            80,005
State Street Corp.                                                                     15,470           756,792
SunTrust Banks, Inc.                                                                   19,270         1,338,302
Synovus Financial Corp.                                                                 3,220            89,258
U.S. Bancorp                                                                           38,590         1,083,607
Wachovia Corp.                                                                         15,970           760,012
Washington Mutual, Inc.                                                                14,660           574,965
Wells Fargo & Co.                                                                      53,200         3,115,924
Wilmington Trust Corp.                                                                  1,800            65,610
Zions Bancorp                                                                             940            66,937

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 9.0%
American Express Co.                                                                    6,500   $       373,360
Bear Stearns Co., Inc.                                                                  1,130           124,017
Capital One Financial Corp.                                                             2,930           232,994
Charles Schwab Corp.                                                                   45,300           653,679
CIT Group, Inc.                                                                         2,030            91,715
Citigroup, Inc.                                                                       115,996         5,280,138
Countrywide Financial Corp.                                                             6,030           198,869
E*TRADE Financial Corp.+                                                                3,710            65,296
Fannie Mae                                                                             16,100           721,602
First Horizon National Corp.                                                            1,250            45,438
Freddie Mac                                                                             7,000           395,220
Goldman Sachs Group, Inc.                                                              14,510         1,764,126
J.P. Morgan Chase & Co.                                                                90,562         3,072,769
Janus Capital Group, Inc.                                                              11,640           168,198
Lehman Brothers Holdings, Inc.                                                          2,760           321,485
MBNA Corp.                                                                             12,730           313,667
Mellon Financial Corp.                                                                 25,190           805,324
Merrill Lynch & Co., Inc.                                                               9,380           575,463
Morgan Stanley                                                                         26,900         1,450,986
Providian Financial Corp.+                                                              2,950            52,156

INSURANCE -- 6.6%
ACE, Ltd.                                                                              29,650         1,395,626
Aetna, Inc.                                                                             2,940           253,252
AFLAC, Inc.                                                                             5,080           230,124
Allstate Corp.                                                                          6,650           367,679
Ambac Financial Group, Inc.                                                             1,080            77,825
American International Group, Inc.#(1)                                                 26,290         1,628,928
Aon Corp.                                                                               3,280           105,222
Chubb Corp.                                                                            20,310         1,818,761
CIGNA Corp.                                                                             1,320           155,575
Cincinnati Financial Corp.                                                              1,751            73,349
Hartford Financial Services Group, Inc.                                                 3,040           234,597
Jefferson-Pilot Corp.                                                                   1,360            69,591
Lincoln National Corp.                                                                 12,406           645,360
Loews Corp.                                                                             1,390           128,450
Marsh & McLennan Cos., Inc.                                                            43,060         1,308,593
MBIA, Inc.                                                                              1,350            81,837
MetLife, Inc.                                                                           7,660           381,698
MGIC Investment Corp.                                                                     940            60,348
Principal Financial Group, Inc.                                                        18,210           862,608
Prudential Financial, Inc.                                                              5,190           350,636
SAFECO Corp.                                                                            6,760           360,849
St Paul Travelers Cos., Inc.                                                           19,884           892,195
Torchmark Corp.                                                                         1,040            54,943
Unumprovident Corp. (Berlin)(4)                                                         3,900           126,555
UnumProvident Corp. (New York)                                                         25,320           519,060
XL Capital, Ltd., Class A                                                               1,440            97,963
                                                                                                ---------------
                                                                                                     47,455,216
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE-- 8.0%

DRUGS -- 4.3%
Abbott Laboratories                                                                     9,500   $       402,800
Bristol-Myers Squibb Co.                                                               31,600           760,296
Caremark Rx, Inc.+                                                                      4,570           228,180
Chiron Corp.+                                                                           1,100            47,982
King Pharmaceuticals, Inc.+                                                             2,420            37,220
Merck & Co., Inc.                                                                      28,700           780,927
Mylan Laboratories, Inc.                                                                2,190            42,179
Pfizer, Inc.                                                                          128,575         3,210,518
Schering-Plough Corp.                                                                  21,000           442,050
Watson Pharmaceuticals, Inc.+                                                           1,040            38,074
Wyeth                                                                                  43,600         2,017,372

HEALTH SERVICES -- 1.3%
Health Management Associates, Inc., Class A                                             2,470            57,971
Humana, Inc.+                                                                           1,680            80,438
Laboratory Corp. of America Holdings+                                                   1,350            65,758
Manor Care, Inc.                                                                          790            30,344
Medco Health Solutions, Inc.+                                                           3,100           169,973
Tenet Healthcare Corp.+                                                                 4,690            52,669
Wellpoint, Inc.+                                                                       26,030         1,973,595

MEDICAL PRODUCTS -- 2.4%
AmerisourceBergen Corp.                                                                 1,040            80,392
Bausch & Lomb, Inc.                                                                       540            43,567
Baxter International, Inc.                                                             46,000         1,834,020
Beckman Coulter, Inc.                                                                   5,900           318,482
Biogen Idec, Inc.+                                                                      3,470           136,996
Boston Scientific Corp.+                                                               12,000           280,440
Cardinal Health, Inc.                                                                   4,330           274,695
Johnson & Johnson                                                                      11,800           746,704
McKesson Corp.                                                                          3,150           149,468
MedImmune, Inc.+                                                                       14,200           477,830
                                                                                                ---------------
                                                                                                     14,780,940
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 10.1%

AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
General Dynamics Corp.                                                                 15,540         1,857,807
Goodrich Corp.                                                                          1,210            53,651
Lockheed Martin Corp.                                                                   9,800           598,192
Northrop Grumman Corp.                                                                  3,620           196,747
Raytheon Co.                                                                           18,000           684,360
Rockwell Automation, Inc.                                                              11,600           613,640
Textron, Inc.                                                                           1,350            96,822

BUSINESS SERVICES -- 1.4%
Allied Waste Industries, Inc.+                                                          2,190            18,506
Applera Corp. - Applied Biosystems Group                                                1,960            45,550
Cendant Corp.                                                                          24,020           495,773
Convergys Corp.+                                                                        1,410            20,262
Eastman Kodak Co.                                                                      19,590           476,625
Ingersoll-Rand Co., Inc., Class A                                                       3,450           131,893
Interpublic Group Cos., Inc.+                                                           4,230            49,237
Monsanto Co.                                                                            2,740           171,935

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Pall Corp.                                                                             15,340   $       421,850
R.R. Donnelley & Sons Co.                                                               2,150            79,701
Waste Management, Inc.                                                                 22,540           644,869
Xerox Corp.+                                                                            9,820           134,043

ELECTRICAL EQUIPMENT -- 0.7%
American Power Conversion Corp.                                                         1,720            44,548
Eaton Corp.                                                                             5,230           332,366
Emerson Electric Co.                                                                    9,300           667,740
Jabil Circuit, Inc.+                                                                    1,730            53,492
Johnson Controls, Inc.                                                                  1,930           119,757

MACHINERY -- 2.4%
Caterpillar, Inc.                                                                      41,100         2,414,625
Deere & Co.                                                                            11,970           732,564
Dover Corp.                                                                             2,030            82,804
Illinois Tool Works, Inc.                                                               2,140           176,186
Parker-Hannifin Corp.                                                                   1,240            79,744
Precision Castparts Corp.                                                              16,200           860,220
Snap-On, Inc.                                                                             580            20,950
Stanley Works                                                                             730            34,076

MULTI-INDUSTRY -- 1.9%
General Electric Co.                                                                   46,800         1,575,756
Honeywell International, Inc.                                                          32,150         1,205,625
ITT Industries, Inc.                                                                      960           109,056
Tyco International, Ltd.                                                               24,380           678,983

TRANSPORTATION -- 1.5%
Burlington Northern Santa Fe Corp.                                                      3,740           223,652
CSX Corp.                                                                              12,540           582,859
FedEx Corp.                                                                             3,060           266,618
Norfolk Southern Corp.                                                                 14,720           597,043
Ryder System, Inc.                                                                        640            21,901
Union Pacific Corp.                                                                    14,880         1,066,896
                                                                                                ---------------
                                                                                                     18,738,924
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 8.4%

BROADCASTING & MEDIA -- 5.7%
Clear Channel Communications, Inc.                                                      5,520           181,553
Comcast Corp., Class A+                                                                91,512         2,688,623
Dow Jones & Co., Inc.                                                                  14,300           546,117
Gannett Co., Inc.                                                                       8,990           618,782
New York Times Co., Class A                                                            26,750           795,812
News Corp., Class A                                                                    24,760           386,008
Time Warner, Inc.                                                                     187,910         3,403,050
Tribune Co.                                                                            18,340           621,543
Univision Communications, Inc., Class A+                                                2,310            61,284
Viacom, Inc., Class B                                                                  41,630         1,374,206

ENTERTAINMENT PRODUCTS -- 1.1%
Hasbro, Inc.                                                                            1,790            35,174
Knight-Ridder, Inc.                                                                     5,690           333,889
Mattel, Inc.                                                                           36,450           607,986
Walt Disney Co.                                                                        42,340         1,021,664

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.6%
Brunswick Corp.                                                                           970   $        36,598
Carnival Corp.(2)                                                                       4,390           219,412
McDonald's Corp.                                                                       42,040         1,407,920
Sabre Holdings Corp., Class A                                                           1,310            26,567
Southwest Airlines Co.                                                                 70,050         1,040,242
Starwood Hotels & Resorts Worldwide, Inc.(2)                                            2,230           127,489
Wendy's International, Inc.                                                             1,150            51,923
                                                                                                ---------------
                                                                                                     15,585,842
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 12.2%

COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc.                                                               2,472            23,929

COMPUTER SERVICES -- 0.3%
Affiliated Computer Services, Inc., Class A+                                            1,260            68,796
Computer Associates International, Inc.                                                 4,750           132,098
Computer Sciences Corp.+                                                                1,910            90,362
Electronic Data Systems Corp.                                                           5,330           119,605
Sun Microsystems, Inc.+                                                                34,890           136,769
Unisys Corp.+                                                                           3,410            22,642

COMPUTER SOFTWARE -- 0.6%
BMC Software, Inc.+                                                                     2,190            46,209
Compuware Corp.+                                                                        3,880            36,860
Fiserv, Inc.+                                                                           1,890            86,694
Microsoft Corp.                                                                        31,400           807,922
Novell, Inc.+                                                                           3,820            28,459
Siebel Systems, Inc.                                                                    5,230            54,026

COMPUTERS & BUSINESS EQUIPMENT -- 1.6%
EMC Corp.+                                                                             24,380           315,477
Hewlett-Packard Co.                                                                    52,867         1,543,716
International Business Machines Corp.                                                  10,400           834,288
NCR Corp.+                                                                              1,860            59,353
Sony Corp. Sponsored ADR                                                                9,800           325,262

ELECTRONICS -- 2.5%
Advanced Micro Devices, Inc.+                                                           4,120           103,824
Agilent Technologies, Inc.+                                                            11,030           361,233
Analog Devices, Inc.                                                                   11,800           438,252
Applied Materials, Inc.                                                                61,730         1,046,941
Applied Micro Circuits Corp.+                                                           3,060             9,180
Fisher Scientific International, Inc.+                                                  1,220            75,701
Freescale Semiconductor, Inc., Class B+                                                 4,190            98,800
Intel Corp.                                                                            44,400         1,094,460
KLA-Tencor Corp.                                                                        2,040            99,470
L-3 Communications Holdings, Inc.                                                       1,190            94,093
Lam Research Corp.+                                                                    10,300           313,841
LSI Logic Corp.+                                                                        3,910            38,514
Micron Technology, Inc.+                                                                6,400            85,120
Molex, Inc.                                                                             1,460            38,953
Novellus Systems, Inc.+                                                                 1,380            34,610
PerkinElmer, Inc.                                                                       1,300            26,481

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
QLogic Corp.+                                                                             900   $        30,780
Sanmina-SCI Corp.+                                                                      5,260            22,565
Solectron Corp.+                                                                        9,740            38,083
Tektronix, Inc.                                                                           850            21,446
Teradyne, Inc.+                                                                         1,970            32,505
Texas Instruments, Inc.                                                                12,600           427,140
Thermo Electron Corp.+                                                                  1,620            50,058

TELECOMMUNICATIONS -- 7.2%
ADC Telecommunications, Inc.+                                                           1,167            26,678
ALLTEL Corp.                                                                           14,270           929,120
Andrew Corp.+                                                                           1,620            18,063
AT&T Corp.                                                                             46,520           921,096
BellSouth Corp.                                                                        43,460         1,142,998
CenturyTel, Inc.                                                                        1,310            45,824
CIENA Corp.+                                                                            5,790            15,286
Cisco Systems, Inc.+                                                                   12,600           225,918
Comverse Technology, Inc.+                                                              2,010            52,803
EchoStar Communications Corp., Class A                                                  6,100           180,377
JDS Uniphase Corp.+                                                                    16,510            36,652
Lucent Technologies, Inc.+                                                             40,100           130,325
McLeodUSA, Inc.+(4)(5)(6)                                                              35,600                 0
Motorola, Inc.                                                                         67,480         1,490,633
Nokia Oyj Sponsored ADR                                                                25,000           422,750
Qwest Communications International, Inc.+                                             104,100           426,810
SBC Communications, Inc.                                                              119,850         2,872,804
Scientific-Atlanta, Inc.                                                                1,530            57,390
Sprint Corp.                                                                          109,222         2,597,299
Tellabs, Inc.+                                                                          4,480            47,130
TELUS Corp. (New York)                                                                  4,200           171,108
TELUS Corp. (Toronto)                                                                   2,300            95,977
Verizon Communications, Inc.                                                           46,252         1,511,978
                                                                                                ---------------
                                                                                                     22,733,536
                                                                                                ---------------

MATERIALS -- 6.2%

CHEMICALS -- 2.8%
Air Products & Chemicals, Inc.                                                          2,280           125,719
Ashland, Inc.                                                                             740            40,877
Chemtura Corp.                                                                         10,439           129,652
Dow Chemical Co.                                                                       31,330         1,305,521
du Pont (E.I.) de Nemours & Co.                                                        38,800         1,519,796
Eastman Chemical Co.                                                                      810            38,046
Engelhard Corp.                                                                         1,200            33,492
Hercules, Inc.+                                                                        13,100           160,082
Huntsman Corp.+                                                                        17,000           332,350
International Flavors & Fragrances, Inc.                                               12,500           445,500
PPG Industries, Inc.                                                                    1,710           101,215
Rohm & Haas Co.                                                                         1,460            60,050
Royal Dutch Shell PLC, Class A ADR                                                     15,100           991,164
Sigma Aldrich Corp.                                                                       680            43,561

FOREST PRODUCTS -- 1.0%
Bemis Co.                                                                               1,070            26,429
Georgia-Pacific Corp.                                                                   2,690            91,621
International Paper Co.                                                                33,588         1,000,922

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Louisiana-Pacific Corp.                                                                 1,110   $        30,736
MeadWestvaco Corp.                                                                     12,150           335,583
Pactiv Corp.+                                                                           1,500            26,280
Plum Creek Timber Co., Inc.                                                             1,840            69,754
Temple-Inland, Inc.                                                                     1,130            46,161
Weyerhaeuser Co.                                                                        2,490           171,188

METALS & MINERALS -- 2.4%
Alcoa, Inc.                                                                            74,750         1,825,395
Cameco Corp.                                                                           17,800           952,300
Cooper Industries, Ltd., Class A                                                        7,930           548,280
Inco, Ltd.                                                                              3,000           142,050
Newmont Mining Corp.                                                                    4,530           213,680
Nucor Corp.                                                                             1,570            92,615
Phelps Dodge Corp.                                                                        990           128,631
United States Steel Corp.                                                               1,140            48,279
Vulcan Materials Co.                                                                    6,320           469,007

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                         840            39,866
                                                                                                ---------------
                                                                                                     11,585,802
                                                                                                ---------------

REAL ESTATE -- 0.5%

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Apartment Investment & Management Co., Class A                                            950            36,841
Archstone-Smith Trust                                                                   2,120            84,524
Equity Office Properties Trust                                                          4,200           137,382
Equity Residential                                                                      2,870           108,630
ProLogis                                                                                2,540           112,547
Simon Property Group, Inc.                                                              4,100           303,892
Vornado Realty Trust                                                                    1,180           102,212
                                                                                                ---------------
                                                                                                        886,028
                                                                                                ---------------

UTILITIES -- 5.7%

ELECTRIC UTILITIES -- 5.5%
Allegheny Energy, Inc.+                                                                 1,630            50,074
Ameren Corp.                                                                            2,040           109,120
American Electric Power Co., Inc.                                                       4,010           159,197
Calpine Corp.+                                                                          5,690            14,737
Centerpoint Energy, Inc.                                                                3,100            46,097
Cinergy Corp.                                                                           1,990            88,376
CMS Energy Corp.+                                                                       2,190            36,025
Consolidated Edison, Inc.                                                              15,100           733,105
Constellation Energy Group, Inc.                                                        1,830           112,728
Dominion Resources, Inc.                                                               17,900         1,541,906
DTE Energy Co.                                                                          1,780            81,631
Duke Energy Corp.                                                                      31,830           928,481
Edison International                                                                    3,320           156,970
Entergy Corp.                                                                           6,090           452,609
Exelon Corp.                                                                           23,680         1,265,459
FirstEnergy Corp.                                                                      11,060           576,447

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
FPL Group, Inc.                                                                        17,000   $       809,200
NiSource, Inc.                                                                         30,330           735,502
PG&E Corp.                                                                              3,800           149,150
Pinnacle West Capital Corp.                                                               990            43,639
PPL Corp.                                                                              13,990           452,297
Progress Energy, Inc.                                                                  20,380           912,005
Public Service Enterprise Group, Inc.                                                   2,430           156,395
TXU Corp.                                                                               5,100           575,688

GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                                                  2,880            13,565
El Paso Corp.                                                                           6,820            94,798
KeySpan Corp.                                                                           1,740            63,997
Nicor, Inc.                                                                               440            18,493
Peoples Energy Corp.                                                                      380            14,964
Williams Cos., Inc.                                                                     5,850           146,542
                                                                                                ---------------
                                                                                                     10,539,198
                                                                                                ---------------
TOTAL COMMON STOCK (cost $162,394,613)                                                              179,507,034
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.1%

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (Convertible) (cost $112,793)    $       142,000           146,615
                                                                                                ---------------

                                                                                   SHARES
---------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.0%

FINANCE -- 1.0%

FINANCIAL SERVICES -- 1.0%
iShares S&P 500/Barra Growth Value Index Fund (cost $1,954,397)                        30,700         1,968,791
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $164,461,803)                                           181,622,440
                                                                                                ---------------

SHORT-TERM INVESTMENT SECURITIES -- 1.5%

REGISTERED INVESTMENT COMPANY -- 1.5%

T. Rowe Price Reserve Investment Fund                                               2,725,440         2,725,440
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 3.40% due 12/15/05                               $        35,000            34,770
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,760,192)                                              2,760,210
                                                                                                ---------------

                                                                                 PRINCIPAL           VALUE
REPURCHASE AGREEMENTS -- 0.9%                                                      AMOUNT           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15% dated 09/30/05, to be purchased 10/03/05 in the amount of $494,089 and collateralized by $515,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 and
   having an approximated value of $507,919                                   $       494,000   $       494,000
UBS Securities, LLC Joint Repurchase Agreement(3)                                   1,095,000         1,095,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,589,000)                                                         1,589,000
                                                                                                ---------------
TOTAL INVESTMENTS --
   (cost $168,810,995)@                                              100.1%                         185,971,650
Liabilities in excess of other assets --                              (0.1)                            (107,156)
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   185,864,494
                                                                     =====                      ===============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see note 8
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  See Note 2 for details of Joint Repurchase Agreements
(4)  Fair value security; see Note 2
(5)  Illiquid Security
(6)  Company has filed for Chapter 11 bankruptcy protection.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 3 Long       S&P Barra Value Index         December 2005    $  479,948     $  479,700         $  (248)
                                                                                               =======

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
MID CAP GROWTH PORTFOLIO                 PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                                     8.2%
Retail                                          7.6
Drugs                                           6.9
Medical Products                                6.8
Computer Software                               5.9
Financial Services                              5.9
Health Services                                 5.3
Leisure & Tourism                               5.3
Computer Services                               5.2
Business Services                               4.5
Energy Sources                                  4.3
Computer & Business Equipment                   3.5
Telecommunications                              3.4
Energy Services                                 3.0
Broadcasting & Media                            2.7
Banks                                           1.8
Repurchase Agreement                            1.8
Automotive                                      1.6
Transportation                                  1.5
Internet Software                               1.4
Machinery                                       1.4
Entertainment Products                          1.3
Housing & Household Durables                    1.2
Insurance                                       1.2
Aerospace & Military Technology                 1.0
Apparel & Textiles                              1.0
Food, Beverage & Tobacco                        0.9
Education                                       0.7
Electrical Equipment                            0.7
Gas & Pipelines Utilities                       0.7
Metals & Minerals                               0.7
Chemicals                                       0.6
Communication Equipment                         0.4
Household & Personal Products                   0.4
Multi-Industry                                  0.4
Real Estate Investment Trusts                   0.3
Electric Utilities                              0.2
Real Estate Companies                           0.2
Internet Content                                0.1
Plastic                                         0.1
U.S. Treasuries                                 0.1
                                              -----
                                              100.2%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 96.3%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.4%

APPAREL & TEXTILES -- 1.0%
Cintas Corp.                                                                            7,351   $       301,758
Coach, Inc.+                                                                           25,321           794,067
Columbia Sportswear Co.+                                                                   71             3,294
Foot Locker, Inc.                                                                       1,662            36,464
Polo Ralph Lauren Corp.                                                                   273            13,732
Quiksilver, Inc.+                                                                       2,504            36,183
Reebok International, Ltd.                                                                244            13,803
Timberland Co., Class A+                                                                1,070            36,145

AUTOMOTIVE -- 1.6%
Advanced Auto Parts, Inc.+                                                             28,030         1,084,200
Autoliv, Inc.                                                                             315            13,702
AutoZone, Inc.+                                                                         1,164            96,903
BorgWarner, Inc.                                                                          344            19,422
Carmax, Inc.+                                                                           2,190            68,481
Cummins, Inc.                                                                             544            47,867
Goodyear Tire & Rubber Co.+                                                             1,524            23,759
Harley-Davidson, Inc.                                                                     900            43,596
Navistar International Corp.+                                                           1,278            41,446
O'Reilly Automotive, Inc.+                                                              9,700           273,346
PACCAR, Inc.                                                                            3,130           212,496
Polaris Industries, Inc.                                                                  898            44,496

HOUSING & HOUSEHOLD DURABLES -- 1.2%
Beazer Homes USA, Inc.                                                                    368            21,591
Black & Decker Corp.                                                                      921            75,605
Centex Corp.                                                                            2,490           160,804
D.R. Horton, Inc.                                                                       4,085           147,959
Hovnanian Enterprises, Inc., Class A+                                                     721            36,915
KB HOME                                                                                 2,593           189,808
Leggett & Platt, Inc.                                                                   1,143            23,089
Lennar Corp., Class A                                                                   2,800           167,328
MDC Holdings, Inc.                                                                        404            31,871
Mohawk Industries, Inc.+                                                                  264            21,186
NVR, Inc.+                                                                                112            99,114
Pulte Homes, Inc.                                                                       1,800            77,256
Ryland Group, Inc.                                                                        789            53,983
Sherwin-Williams Co.                                                                    2,418           106,561
Standard Pacific Corp.                                                                    178             7,389
Toll Brothers, Inc.+                                                                    4,007           178,993
Winnebago Industries, Inc.                                                              3,000            86,910

RETAIL -- 7.6%
7-Eleven, Inc.+                                                                           522            18,588
Abercrombie & Fitch Co., Class A                                                        1,787            89,082
American Eagle Outfitters, Inc.                                                         2,497            58,754

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
AnnTaylor Stores Corp.+                                                                   696   $        18,479
Avery Dennison Corp.                                                                    3,070           160,837
Avon Products, Inc.                                                                     2,500            67,500
Barnes & Noble, Inc.                                                                      283            10,669
Bebe Stores, Inc.                                                                         391             6,843
Bed Bath & Beyond, Inc.+                                                               12,195           489,995
CDW Corp.                                                                               4,201           247,523
Chico's FAS, Inc.+                                                                      3,725           137,080
Circuit City Stores, Inc.                                                               1,726            29,618
Claire's Stores, Inc.                                                                   1,734            41,842
Dick's Sporting Goods, Inc.+                                                              708            21,318
Dollar General Corp.                                                                   18,712           343,178
Dollar Tree Stores, Inc.+                                                               1,608            34,813
Family Dollar Stores, Inc.                                                              9,319           185,169
Fortune Brands, Inc.                                                                    3,022           245,779
Fred's, Inc.                                                                            2,900            36,279
GameStop Corp., Class A+                                                               20,200           635,694
Geox SpA+                                                                              55,486           553,159
HNI Corp.                                                                               3,350           201,737
J.C. Penney Co., Inc.                                                                   1,709            81,041
Kohl's Corp.+                                                                          10,000           501,800
Limited Brands                                                                          7,160           146,279
Men's Wearhouse, Inc.+                                                                 34,579           923,259
Michaels Stores, Inc.                                                                   5,329           176,177
MSC Industrial Direct Co., Inc., Class A                                                  995            33,004
Neiman Marcus Group, Inc., Class A                                                        151            15,093
NetFlix, Inc.+                                                                         18,900           491,211
Nordstrom, Inc.                                                                         4,552           156,225
Office Depot, Inc.+                                                                    20,700           614,790
Petsmart, Inc.                                                                          9,796           213,357
RadioShack Corp.                                                                        3,248            80,550
Rent-A-Center, Inc.+                                                                    1,011            19,522
Ross Stores, Inc.                                                                       9,085           215,315
Saks, Inc.+                                                                               372             6,882
Staples, Inc.                                                                          26,650           568,178
Tiffany & Co.                                                                           7,018           279,106
TJX Cos., Inc.                                                                         22,183           454,308
Urban Outfitters, Inc.+                                                                23,466           689,900
W.W. Grainger, Inc.                                                                       297            18,687
Williams-Sonoma, Inc.+                                                                  6,499           249,237
                                                                                                ---------------
                                                                                                     14,259,378
                                                                                                ---------------

CONSUMER STAPLES -- 1.3%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Aqua America, Inc.                                                                        221             8,402
Brown-Forman Corp., Class B                                                             1,087            64,720
Campbell Soup Co.                                                                       2,419            71,965
Constellation Brands, Inc., Class A+                                                    7,988           207,688
H.J. Heinz Co.                                                                          3,894           142,287
Hershey Foods Corp.                                                                     1,600            90,096
McCormick & Co., Inc.                                                                   4,420           144,225

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Pepsi Bottling Group, Inc.                                                                697   $        19,899
Tootsie Roll Industries, Inc.                                                           3,125            99,219
UST, Inc.                                                                               1,819            76,143
Whole Foods Market, Inc.                                                                1,355           182,180
Wm. Wrigley Jr. Co.                                                                       700            50,316

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co.                                                                        424            18,974
Church & Dwight, Inc.                                                                   1,334            49,278
Estee Lauder Cos., Inc., Class A                                                        2,813            97,977
Jarden Corp.+                                                                           6,000           246,420
Newell Rubbermaid, Inc.                                                                 1,013            22,944
Scotts Miracle-Gro Co., Class A                                                            73             6,419
Spectrum Brands, Inc.+                                                                    540            12,717
Tempur-Pedic International, Inc.+                                                         900            10,656
                                                                                                ---------------
                                                                                                      1,622,525
                                                                                                ---------------

EDUCATION -- 0.7%

EDUCATION -- 0.7%
Apollo Group, Inc., Class A+                                                            2,320           154,025
Career Education Corp.+                                                                 4,347           154,579
Education Management Corp.+                                                             7,061           227,647
ITT Educational Services, Inc.+                                                         3,075           151,751
Laureate Education, Inc.+                                                                 908            44,465
Universal Technical Institute, Inc.+                                                    2,900           103,269
                                                                                                ---------------
                                                                                                        835,736
                                                                                                ---------------

ENERGY -- 7.3%

ENERGY SERVICES -- 3.0%
Baker Hughes, Inc.                                                                      3,800           226,784
BJ Services Co.                                                                        17,918           644,869
CONSOL Energy, Inc.                                                                     1,330           101,439
Cooper Cameron Corp.+                                                                   5,343           395,008
Noble Energy, Inc.                                                                        484            22,700
Patterson-UTI Energy, Inc.                                                              3,516           126,857
Pride International, Inc.+                                                              1,721            49,066
Rowan Cos., Inc.                                                                        1,352            47,983
Smith International, Inc.                                                              13,168           438,626
Southwestern Energy Co.+                                                                1,525           111,935
Sunoco, Inc.                                                                            2,237           174,933
Tesoro Corp.                                                                              778            52,313
Tidewater, Inc.                                                                           438            21,317
Unit Corp.+                                                                               885            48,923
Vintage Petroleum, Inc.                                                                19,400           885,804
Weatherford International, Ltd.+                                                        5,100           350,166
Western Gas Resources, Inc.                                                             1,115            57,121

ENERGY SOURCES -- 4.3%
Chesapeake Energy Corp.                                                                 2,547            97,423
Denbury Resources, Inc.+                                                                1,193            60,175
Diamond Offshore Drilling, Inc.                                                         9,234           565,583

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Energy Partners, Ltd.+                                                                 16,400   $       512,008
ENSCO International, Inc.                                                               2,263           105,433
EOG Resources, Inc.                                                                     4,962           371,654
FMC Technologies, Inc.+                                                                 1,447            60,933
Grant Prideco, Inc.+                                                                   12,396           503,897
Helmerich & Payne, Inc.                                                                   711            42,937
Massey Energy Co.                                                                      23,799         1,215,415
Murphy Oil Corp.                                                                       10,321           514,708
National-Oilwell Varco, Inc.+                                                           2,073           136,403
Newfield Exploration Co.+                                                               1,916            94,076
Peabody Energy Corp.                                                                    2,714           228,926
Pioneer Natural Resources Co.                                                             158             8,677
Plains Exploration & Production Co.+                                                    1,630            69,797
Quicksilver Resources, Inc.+                                                            1,143            54,624
Range Resources Corp.                                                                   1,712            66,100
XTO Energy, Inc.                                                                       16,214           734,819
                                                                                                ---------------
                                                                                                      9,199,432
                                                                                                ---------------

FINANCE -- 7.5%

BANKS -- 1.8%
Bank of Hawaii Corp.                                                                      132             6,497
Boston Private Financial Holdings, Inc.                                                 1,800            47,772
City National Corp.                                                                     1,000            70,090
Commerce Bancorp, Inc.                                                                  2,977            91,364
Cullen/Frost Bankers, Inc.                                                                 82             4,046
East-West Bancorp, Inc.                                                                 3,817           129,931
Hudson City Bancorp, Inc.                                                              12,336           146,798
Investors Financial Services Corp.                                                      4,912           161,605
North Fork Bancorp., Inc.                                                               2,700            68,850
Northern Trust Corp.                                                                    9,491           479,770
Peoples Bank                                                                            1,196            34,660
State Street Corp.                                                                      7,300           357,116
SVB Financial Group+                                                                    2,300           111,872
Synovus Financial Corp.                                                                15,855           439,501
TCF Financial Corp.                                                                     2,059            55,078
UCBH Holdings, Inc.                                                                     4,400            80,608

FINANCIAL SERVICES -- 4.5%
Affiliated Managers Group, Inc.+                                                          713            51,635
Allmerica Financial Corp.+                                                                 78             3,209
AmeriCredit Corp.+                                                                      1,330            31,747
Ameritrade Holding Corp.+                                                              39,749           853,808
BlackRock, Inc., Class A                                                                2,109           186,900
CapitalSource, Inc.+                                                                    1,021            22,258
Charles Schwab Corp.                                                                   15,800           227,994
Chicago Merchantile Exchange Holdings, Inc.                                               710           239,483
Dun & Bradstreet Corp.+                                                                 3,716           244,773
E*TRADE Financial Corp.+                                                                8,700           153,120
Eaton Vance Corp.                                                                      11,689           290,121
Equifax, Inc.                                                                           5,436           189,934
Federated Investors, Inc., Class B                                                      4,598           152,791
First Horizon National Corp.                                                            1,600            58,160

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
First Marblehead Corp.                                                                  2,214   $        56,236
Franklin Resources, Inc.                                                                2,400           201,504
H&R Block, Inc.                                                                         8,566           205,413
IndyMac Bancorp, Inc.                                                                     705            27,904
Instinet Group, Inc.+                                                                     580             2,883
Interactive Data Corp.+                                                                   359             8,131
Lazard, Ltd.                                                                            5,500           139,150
Legg Mason, Inc.                                                                        4,296           471,228
Mellon Financial Corp.                                                                  5,999           191,788
MoneyGram International, Inc.                                                           9,600           208,416
Moody's Corp.                                                                          12,212           623,789
Nelnet, Inc., Class A+                                                                    353            13,417
Nuveen Investments, Inc., Class A                                                       5,807           228,738
Providian Financial Corp.+                                                              1,031            18,228
Refco, Inc.+                                                                           11,300           319,451
Student Loan Corp.                                                                         83            19,661
T. Rowe Price Group, Inc.                                                               2,690           175,657
Westcorp                                                                                  192            11,309

INSURANCE -- 1.2%
Ambac Financial Group, Inc.                                                             2,013           145,057
Arch Capital Group, Ltd.+                                                               1,200            59,508
Arthur J. Gallagher & Co.                                                               4,230           121,866
Axis Capital Holdings, Ltd.                                                             2,200            62,722
Brown & Brown, Inc.                                                                     2,562           127,306
Erie Indemnity Co., Class A                                                               175             9,231
HCC Insurance Holdings, Inc.                                                            1,097            31,297
Markel Corp.+                                                                             387           127,904
Marsh & McLennan Cos., Inc.                                                             3,200            97,248
MBIA, Inc.                                                                              1,771           107,358
Philadelphia Consolidated Holding Co.+                                                    288            24,451
RenaissanceRe Holdings, Ltd.                                                            1,300            56,849
Transatlantic Holdings, Inc.#                                                              38             2,166
Unitrin, Inc.                                                                             476            22,591
W.R. Berkley Corp.                                                                        420            16,582
White Mountains Insurance Group, Ltd.                                                     700           422,800
Willis Group Holdings, Ltd.                                                             2,700           101,385
                                                                                                ---------------
                                                                                                      9,450,715
                                                                                                ---------------

HEALTHCARE -- 19.1%

DRUGS -- 6.9%
Abgenix, Inc.+                                                                          5,100            64,668
Allergan, Inc.                                                                          3,902           357,501
American Pharmaceutical Partners, Inc.+                                                15,003           685,037
Amylin Pharmaceuticals, Inc.+                                                          27,100           942,809
Auxilium Pharmaceuticals, Inc.+                                                        27,000           134,460
Barr Pharmaceuticals, Inc.+                                                             2,146           117,858
Caremark Rx, Inc.+                                                                      1,700            84,881
Cephalon, Inc.+                                                                         8,926           414,345
Chiron Corp.+                                                                           2,133            93,042
Endo Pharmaceuticals Holdings, Inc.+                                                    1,088            29,017
Forest Laboratories, Inc.+                                                              7,285           283,896

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Genzyme Corp.+                                                                          8,300   $       594,612
Gilead Sciences, Inc.+                                                                 28,300         1,379,908
Hospira, Inc.+                                                                          1,611            66,003
ImClone Systems, Inc.+                                                                  1,405            44,187
Integra LifeSciences Holdings Corp.+                                                    1,400            53,564
Invitrogen Corp.+                                                                       2,097           157,757
IVAX Corp.+                                                                             4,191           110,475
Kos Pharmaceuticals, Inc.+                                                                275            18,406
Martek Biosciences Corp.+                                                               5,300           186,189
Millennium Pharmaceuticals, Inc.+                                                      11,576           108,004
Mylan Laboratories, Inc.                                                                1,247            24,017
Neurocrine Biosciences, Inc.+                                                           1,900            93,461
Omnicare, Inc.                                                                          2,903           163,236
OSI Pharmaceuticals, Inc.+                                                              2,898            84,738
Pharmaceutical Product Development, Inc.+                                              20,712         1,191,147
Protein Design Labs, Inc.+                                                              5,811           162,708
Sepracor, Inc.+                                                                         5,975           352,465
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                     14,200           474,564
Vertex Pharmaceuticals, Inc.+                                                           5,258           117,516

HEALTH SERVICES -- 5.4%
AMERIGROUP Corp.+                                                                       1,093            20,898
Cerner Corp.+                                                                             627            54,505
Charles River Laboratories International, Inc.+                                         2,870           125,189
Community Health Systems, Inc.+                                                         1,536            59,612
Covance, Inc.+                                                                         23,418         1,123,830
Coventry Health Care, Inc.+                                                             6,108           525,410
Dade Behring Holdings, Inc.                                                             1,852            67,894
Express Scripts, Inc.+                                                                  6,362           395,717
Health Management Associates, Inc., Class A                                             7,293           171,167
Health Net, Inc.+                                                                      12,108           572,951
Henry Schein, Inc.+                                                                     5,317           226,611
Humana, Inc.+                                                                           2,522           120,753
IMS Health, Inc.                                                                        4,677           117,720
Laboratory Corp. of America Holdings+                                                   6,476           315,446
LifePoint Hospitals, Inc.+                                                              1,168            51,077
Lincare Holdings, Inc.+                                                                 4,620           189,651
Manor Care, Inc.                                                                        4,011           154,063
Medco Health Solutions, Inc.+                                                           4,100           224,803
Pacificare Health Systems, Inc.+                                                        1,077            85,923
Patterson Cos., Inc.+                                                                   4,846           193,985
Qiagen NV+                                                                              8,900           116,056
Quest Diagnostics, Inc.                                                                 8,847           447,127
Renal Care Group, Inc.+                                                                 1,426            67,478
Sierra Health Services, Inc.+                                                             427            29,408
Tenet Healthcare Corp.+                                                                 1,522            17,092
Triad Hospitals, Inc.+                                                                    684            30,965
United Surgical Partners International, Inc.+                                          17,700           692,247
Universal Health Services, Inc., Class B                                                  687            32,722
Valeant Pharmaceuticals International                                                   1,954            39,236
VCA Antech, Inc.+                                                                       1,675            42,746
WebMD Corp.+                                                                            5,721            63,389
Weight Watchers International, Inc.+                                                      783            40,387
Wellchoice, Inc.+                                                                       3,679           279,236

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS -- 6.8%
Advanced Medical Optics, Inc.+                                                          1,366   $        51,840
Affymetrix, Inc.+                                                                       1,331            61,532
ArthroCare Corp.+                                                                       1,900            76,418
AtheroGenics, Inc.+                                                                     3,900            62,517
Bausch & Lomb, Inc.                                                                     2,491           200,974
Beckman Coulter, Inc.                                                                   1,300            70,174
Becton Dickinson & Co.                                                                  1,800            94,374
Biogen Idec, Inc.+                                                                      3,215           126,928
Biomet, Inc.                                                                           11,696           405,968
C.R. Bard, Inc.                                                                        12,368           816,659
Celgene Corp.+                                                                          6,843           371,712
Cooper Cos., Inc.                                                                       2,339           179,191
Cytyc Corp.+                                                                            2,385            64,037
DaVita, Inc.+                                                                           5,181           238,689
Decode Genetics, Inc.+                                                                  7,500            62,925
DENTSPLY International, Inc.                                                            3,279           177,132
Edwards Lifesciences Corp.+                                                             3,653           162,230
Foxhollow Technologies, Inc.+                                                           6,700           318,987
Gen-Probe, Inc.+                                                                        3,158           156,163
Hillenbrand Industries, Inc.                                                              412            19,385
Hologic, Inc.+                                                                         17,100           987,525
Human Genome Sciences, Inc.+                                                           36,000           489,240
IDEXX Laboratories, Inc.+                                                                 688            46,013
INAMED Corp.+                                                                           1,958           148,181
Kinetic Concepts, Inc.+                                                                 1,018            57,822
Kyphon, Inc.+                                                                          18,700           821,678
McKesson Corp.                                                                          2,456           116,537
MedImmune, Inc.+                                                                        7,328           246,587
Nektar Therapeutics+                                                                    2,900            49,155
ResMed, Inc.+                                                                           2,534           201,833
Respironics, Inc.+                                                                     19,903           839,509
Smith & Nephew PLC Sponsored ADR                                                        2,000            84,920
St. Jude Medical, Inc.+                                                                 2,200           102,960
Sybron Dental Specialties, Inc.+                                                        1,500            62,370
Techne Corp.+                                                                           2,708           154,302
Varian Medical Systems, Inc.+                                                           6,944           274,357
Wright Medical Group, Inc.+                                                             4,100           101,188
Zimmer Holdings, Inc.+                                                                  1,000            68,890
                                                                                                ---------------
                                                                                                     23,856,667
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 9.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
Alliant Techsystems, Inc.+                                                                544            40,610
Empresa Brasileira de Aeronautica SA ADR                                                5,200           200,720
Goodrich Corp.                                                                          2,494           110,584
Rockwell Automation, Inc.                                                               3,813           201,708
Rockwell Collins, Inc.                                                                 13,489           651,788
Textron, Inc.                                                                             595            42,673

BUSINESS SERVICES -- 4.5%
Acco Brands Corp.+                                                                        808            22,802
Alliance Data Systems Corp.+                                                            1,750            68,512

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Allied Waste Industries, Inc.+                                                          1,371   $        11,585
ARAMARK Corp., Class B                                                                  3,863           103,181
Brink's Co.                                                                               854            35,065
Cogent, Inc.+                                                                          17,000           403,750
Copart, Inc.+                                                                           1,365            32,582
Corporate Executive Board Co.                                                           2,668           208,051
DeVry, Inc.+                                                                            3,000            57,150
Dex Media, Inc.                                                                         3,148            87,483
Donaldson Co., Inc.                                                                     1,510            46,100
Fastenal Co.                                                                            1,299            79,356
Fluor Corp.                                                                             1,794           115,498
Getty Images, Inc.+                                                                     4,817           414,455
Harsco Corp.                                                                              774            50,751
Harte-Hanks, Inc.                                                                       4,576           120,944
Hewitt Associates, Inc., Class A+                                                         498            13,585
Interpublic Group Cos., Inc.+                                                           7,667            89,244
Iron Mountain, Inc.+                                                                    7,716           283,177
Jacobs Engineering Group, Inc.+                                                           971            65,445
Manpower, Inc.                                                                          3,004           133,348
Monsanto Co.                                                                            2,100           131,775
Monster Worldwide, Inc.+                                                               40,452         1,242,281
Pall Corp.                                                                              2,930            80,575
Paychex, Inc.                                                                          14,929           553,567
R.H. Donnelley Corp.+                                                                     546            34,540
Robert Half International, Inc.                                                         9,749           346,967
SCP Pool Corp.                                                                          1,113            38,877
Stericycle, Inc.+                                                                      10,726           612,991
WPP Group PLC Sponsored ADR                                                             3,501           178,971

ELECTRICAL EQUIPMENT -- 0.7%
American Power Conversion Corp.                                                         3,472            89,925
Ametek, Inc.                                                                            4,867           209,135
Eaton Corp.                                                                               893            56,750
Hubbell, Inc., Class B                                                                     82             3,848
Jabil Circuit, Inc.+                                                                    9,696           299,800
Johnson Controls, Inc.                                                                    771            47,841
Littelfuse, Inc.+                                                                       1,700            47,821
Roper Industries, Inc.                                                                  4,346           170,754

MACHINERY -- 1.4%
Dover Corp.                                                                             2,825           115,232
Graco, Inc.                                                                             1,453            49,809
IDEX Corp.                                                                              2,568           109,268
Joy Global, Inc.                                                                        1,674            84,470
Mettler-Toledo International, Inc.+                                                       705            35,941
Parker-Hannifin Corp.                                                                   1,094            70,355
Pentair, Inc.                                                                           1,798            65,627
Precision Castparts Corp.                                                               4,554           241,818
Stanley Works                                                                           1,147            53,542
Techtronic Industries Co., Ltd.                                                       283,500           721,783
Toro Co.                                                                                  916            33,672
Zebra Technologies Corp., Class A+                                                      4,330           169,260

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.                                                            3,868   $       180,055
Danaher Corp.                                                                           1,600            86,128
ITT Industries, Inc.                                                                    2,344           266,279

TRANSPORTATION -- 1.5%
C.H. Robinson Worldwide, Inc.                                                          14,471           927,881
CNF, Inc.                                                                               1,103            57,908
Expeditors International of Washington, Inc.                                            6,112           347,039
J.B. Hunt Transport Services, Inc.                                                      2,397            45,567
Landstar System, Inc.                                                                   5,158           206,475
Norfolk Southern Corp.                                                                  1,254            50,862
Oshkosh Truck Corp.                                                                     1,534            66,207
Ryder System, Inc.                                                                        492            16,836
Swift Transportation Co., Inc.+                                                           363             6,425
UTI Worldwide, Inc.                                                                     1,200            93,240
                                                                                                ---------------
                                                                                                     11,938,244
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 9.3%

BROADCASTING & MEDIA -- 2.7%
Cablevision Systems New York Group, Class A+                                            4,137           126,882
Citadel Broadcasting Corp.+                                                             3,900            53,547
CKX, Inc.+                                                                                459             5,770
Cox Radio, Inc., Class A+                                                               4,900            74,480
Cumulus Media, Inc., Class A+                                                           3,600            44,964
Dow Jones & Co., Inc.                                                                   1,074            41,016
E.W. Scripps Co., Class A                                                               3,792           189,486
Entercom Communications Corp.+                                                          2,300            72,657
John Wiley & Sons, Inc., Class A                                                          953            39,778
Lamar Advertising Co., Class A+                                                         3,776           171,279
Liberty Global, Inc., Class A+                                                          2,086            56,489
Liberty Global, Inc., Class C+                                                          2,086            53,715
McGraw-Hill Cos., Inc.                                                                  2,600           124,904
Meredith Corp.                                                                          2,910           145,180
New York Times Co., Class A                                                             2,200            65,450
Omnicom Group, Inc.                                                                     2,500           209,075
Radio One, Inc., Class D+                                                               5,900            77,585
Regent Communications, Inc.+                                                            8,900            46,814
Salem Communications Corp., Class A+                                                    5,400            99,576
Sirius Satellite Radio, Inc.+                                                          27,443           179,752
Spanish Broadcasting System, Inc., Class A+                                             8,600            61,748
Univision Communications, Inc., Class A+                                                7,882           209,109
Washington Post Co., Class B                                                              199           159,697
Westwood One, Inc.                                                                      3,773            75,045
XM Satellite Radio Holdings, Inc., Class A+                                            26,378           947,234

ENTERTAINMENT PRODUCTS -- 1.3%
Dreamworks Animation SKG, Inc., Class A+                                                3,024            83,644
Harman International Industries, Inc.                                                   3,091           316,116
International Game Technology                                                          13,611           367,497
Las Vegas Sands Corp.+                                                                 23,568           775,623
Marvel Entertainment, Inc.                                                              1,506            26,912
Mattel, Inc.                                                                            3,698            61,683

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 5.3%
AMR Corp.+                                                                              3,384   $        37,833
Applebee's International, Inc.                                                          1,721            35,608
Boyd Gaming Corp.                                                                       7,797           336,207
Brinker International, Inc.+                                                            1,860            69,862
Brunswick Corp.                                                                         3,026           114,171
California Pizza Kitchen, Inc.+                                                        21,000           614,040
CBRL Group, Inc.                                                                          502            16,897
Cheesecake Factory, Inc.+                                                               4,293           134,113
Choice Hotels International, Inc.                                                       4,614           298,249
Darden Restaurants, Inc.                                                                3,253            98,794
Fairmont Hotels Resorts, Inc.                                                           4,800           160,416
GTECH Holdings Corp.                                                                    2,413            77,361
Harrah's Entertainment, Inc.                                                            6,258           407,959
Hilton Hotels Corp.                                                                    12,407           276,924
International Speedway Corp., Class A                                                      81             4,250
JetBlue Airways Corp.+                                                                 12,406           218,346
Marriott International, Inc., Class A                                                   4,400           277,200
MGM Mirage, Inc.+                                                                       2,507           109,731
Outback Steakhouse, Inc.                                                                3,338           122,171
Panera Bread Co., Class A+                                                                551            28,200
Penn National Gaming, Inc.+                                                             1,428            44,425
Red Robin Gourmet Burgers, Inc.+                                                       16,000           733,440
Regal Entertainment Group, Class A                                                        972            19,479
Royal Caribbean Cruises, Ltd.                                                           4,900           211,680
Ruby Tuesday, Inc.                                                                      2,600            56,576
Scientific Games Corp., Class A+                                                        1,277            39,587
Shuffle Master, Inc.+                                                                   4,375           115,631
SkyWest, Inc.                                                                           5,100           136,782
Sonic Corp.+                                                                            1,276            34,899
Southwest Airlines Co.                                                                 16,644           247,163
Starwood Hotels & Resorts Worldwide, Inc.(3)                                            2,748           157,103
Station Casinos, Inc.                                                                  15,567         1,033,026
Texas Roadhouse, Inc., Class A+                                                           300             4,470
Thor Industries, Inc.                                                                   3,300           112,200
Wendy's International, Inc.                                                             1,259            56,844
WMS Industries, Inc.+                                                                   2,200            61,886
Wynn Resorts, Ltd.+                                                                     4,006           180,871
                                                                                                ---------------
                                                                                                     11,647,101
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 27.4%

COMMUNICATION EQUIPMENT -- 0.4%
Marvell Technology Group, Ltd.+                                                         4,300           198,273
Network Appliance, Inc.+                                                                7,576           179,854
Symbol Technologies, Inc.                                                              12,969           125,540

COMPUTER SERVICES -- 5.2%
Affiliated Computer Services, Inc., Class A+                                            3,709           202,511
ATI Technologies, Inc.+                                                                18,600           259,284
Autodesk, Inc.                                                                         20,019           929,682
BISYS Group, Inc.+                                                                      1,090            14,639
CACI International, Inc., Class A+                                                        634            38,420
Ceridian Corp.+                                                                         1,562            32,411

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Certegy, Inc.                                                                           4,199   $       168,044
CheckFree Corp.+                                                                        1,469            55,558
Cognizant Technology Solutions Corp., Class A+                                         17,032           793,521
Digital River, Inc.+                                                                    1,600            55,760
Digitas, Inc.+                                                                         42,300           480,528
DST Systems, Inc.+                                                                      3,641           199,636
Electronic Data Systems Corp.                                                           2,523            56,616
FactSet Research Systems, Inc.                                                          2,850           100,434
Fair Isaac Corp.                                                                        3,736           167,373
FileNET Corp.+                                                                          2,900            80,910
Global Payments, Inc.                                                                   2,265           176,036
LECG Corp.+                                                                             3,500            80,500
Navteq Corp.+                                                                          24,272         1,212,386
Reynolds & Reynolds Co., Class A                                                          107             2,933
SRA International, Inc., Class A+                                                      23,497           833,674
Sun Microsystems, Inc.+                                                                41,461           162,527
Synopsys, Inc.+                                                                         4,213            79,626
VeriSign, Inc.+                                                                        16,079           343,608

COMPUTER SOFTWARE -- 5.9%
Activision, Inc.+                                                                      36,987           756,384
Adobe Systems, Inc.                                                                     4,300           128,355
Avid Technology, Inc.+                                                                    793            32,830
BMC Software, Inc.+                                                                     1,962            41,398
Check Point Software Technologies, Ltd.+                                                5,750           139,840
ChoicePoint, Inc.+                                                                      5,419           233,938
Citrix Systems, Inc.+                                                                   8,335           209,542
Cognos, Inc.+                                                                          13,200           513,876
Compuware Corp.+                                                                        3,583            34,039
Electronic Arts, Inc.+                                                                  1,700            96,713
Fiserv, Inc.+                                                                           7,099           325,631
Hyperion Solutions Corp.+                                                               2,855           138,896
Intuit, Inc.+                                                                           7,497           335,941
McAfee, Inc.+                                                                           9,677           304,051
Mercury Interactive Corp.+                                                              8,118           321,473
National Instruments Corp.                                                              2,772            68,302
Pixar+                                                                                 12,590           560,381
Red Hat, Inc.+                                                                         44,465           942,213
Salesforce.com, Inc.+                                                                  34,492           797,455
SEI Investments Co.                                                                     3,400           127,772
Siebel Systems, Inc.                                                                    1,268            13,099
Take-Two Interactive Software, Inc.+                                                   22,311           492,850
THQ, Inc.+                                                                              2,700            57,564
Total System Services, Inc.                                                               777            18,112
Verifone Holdings, Inc.+                                                               33,800           679,718

COMPUTERS & BUSINESS EQUIPMENT -- 3.5%
Cadence Design Systems, Inc.+                                                           7,223           116,724
Diebold, Inc.                                                                           1,367            47,107
Herman Miller, Inc.                                                                     1,482            44,905
Ingram Micro, Inc., Class A+                                                            1,327            24,602
Jack Henry & Associates, Inc.                                                          30,000           582,000
Lexmark International, Inc., Class A+                                                   4,355           265,873

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Logitech International SA+                                                             34,007   $     1,375,201
Mercury Computer Systems, Inc.+                                                         2,000            52,500
Millipore Corp.+                                                                        3,347           210,493
NCR Corp.+                                                                                941            30,027
Pitney Bowes, Inc.                                                                      2,500           104,350
Research In Motion, Ltd.+                                                              18,700         1,279,080
SanDisk Corp.+                                                                          2,856           137,802
Steelcase, Inc., Class A                                                                  619             8,951
Western Digital Corp.+                                                                  4,465            57,732

ELECTRONICS -- 7.5%
Advanced Micro Devices, Inc.+                                                           4,324           108,965
Agere Systems, Inc.+                                                                    3,828            39,849
Agilent Technologies, Inc.+                                                             8,590           281,322
Altera Corp.+                                                                          25,388           485,165
Amphenol Corp., Class A                                                                 1,844            74,387
Analog Devices, Inc.                                                                   16,773           622,949
Avnet, Inc.+                                                                              927            22,665
AVX Corp.                                                                                 240             3,058
Broadcom Corp., Class A+                                                               10,586           496,589
Cree, Inc.+                                                                             1,596            39,932
Cymer, Inc.+                                                                            2,300            72,036
Dolby Laboratories, Inc.+                                                               2,978            47,648
Energizer Holdings, Inc.+                                                               1,217            69,004
Fisher Scientific International, Inc.+                                                  1,322            82,030
FLIR Systems, Inc.+                                                                     3,843           113,676
Freescale Semiconductor, Inc., Class B+                                                 1,037            24,452
Gentex Corp.                                                                            7,084           123,262
II-VI, Inc.+                                                                            3,000            53,220
International Rectifier Corp.+                                                          1,072            48,326
Intersil Corp., Class A                                                                 6,161           134,187
Itron, Inc.+                                                                            4,400           200,904
KLA-Tencor Corp.                                                                        5,875           286,465
L-3 Communications Holdings, Inc.                                                      10,230           808,886
Lam Research Corp.+                                                                     5,290           161,186
Linear Technology Corp.                                                                16,245           610,650
LSI Logic Corp.+                                                                        3,076            30,299
Maxim Integrated Products, Inc.                                                        16,043           684,234
MEMC Electronic Materials, Inc.+                                                        2,954            67,322
Microchip Technology, Inc.                                                             17,258           519,811
Micron Technology, Inc.+                                                                6,147            81,755
Molex, Inc.                                                                             1,425            38,019
National Semiconductor Corp.                                                           23,128           608,266
Novellus Systems, Inc.+                                                                 1,289            32,328
NVIDIA Corp.+                                                                           3,527           120,906
PerkinElmer, Inc.                                                                       1,451            29,557
PortalPlayer, Inc.+                                                                    27,630           757,891
QLogic Corp.+                                                                           4,824           164,981
Sanmina-SCI Corp.+                                                                      5,710            24,496
Semtech Corp.+                                                                          3,700            60,939
Silicon Laboratories, Inc.+                                                             4,800           145,872
Solectron Corp.+                                                                        9,957            38,932

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Tech Data Corp.+                                                                          375   $        13,766
Tektronix, Inc.                                                                           452            11,404
Teradyne, Inc.+                                                                         2,865            47,272
Thermo Electron Corp.+                                                                  1,257            38,841
Thomas & Betts Corp.+                                                                     566            19,476
Trimble Navigation, Ltd.+                                                               1,119            37,699
Vishay Intertechnology, Inc.+                                                           1,396            16,682
Waters Corp.+                                                                           4,234           176,134
Xilinx, Inc.                                                                           21,013           585,212

INTERNET CONTENT -- 0.1%
Amazon.com, Inc.+                                                                       3,900           176,670

INTERNET SOFTWARE -- 1.4%
Akamai Technologies, Inc.+                                                              2,611            41,645
BEA Systems, Inc.+                                                                        519             4,661
F5 Networks, Inc.+                                                                     21,808           947,994
Internet Security Systems, Inc.+                                                        3,900            93,639
Macromedia, Inc.+                                                                       1,580            64,258
Matrixone, Inc.+                                                                          300             1,578
SINA Corp.+                                                                             2,100            57,750
Websense, Inc.+                                                                        10,100           517,221

TELECOMMUNICATIONS -- 3.4%
ADTRAN, Inc.                                                                           16,200           510,300
Alamosa Holdings, Inc.+                                                                 2,706            46,300
Amdocs, Ltd.+                                                                          23,700           657,201
American Tower Corp., Class A+                                                         51,533         1,285,748
Andrew Corp.+                                                                             866             9,656
Avaya, Inc.+                                                                            7,117            73,305
Comverse Technology, Inc.+                                                              3,712            97,514
Corning, Inc.+                                                                          5,400           104,382
Crown Castle International Corp.+                                                       2,991            73,668
EchoStar Communications Corp., Class A                                                  4,757           140,664
Harris Corp.                                                                            2,336            97,645
JDS Uniphase Corp.+                                                                    14,531            32,259
Juniper Networks, Inc.+                                                                 9,800           233,142
NeuStar, Inc.+                                                                          1,900            60,781
Nextel Partners, Inc., Class A+                                                        15,382           386,088
NII Holdings, Inc.+                                                                     1,195           100,918
Panamsat Holding Corp.                                                                    443            10,721
Plantronics, Inc.                                                                       1,600            49,296
Rogers Communications, Inc., Class B                                                    3,850           151,883
Scientific-Atlanta, Inc.                                                                2,698           101,202
Telephone & Data Systems, Inc.                                                            244             9,516
United States Cellular Corp.+                                                             105             5,609
West Corp.+                                                                               412            15,405
                                                                                                ---------------
                                                                                                     34,259,530
                                                                                                ---------------

MATERIALS -- 1.4%

CHEMICALS -- 0.6%
Airgas, Inc.                                                                               76             2,252
Cabot Corp.                                                                                91             3,004

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Chemtura Corp.                                                                          1,735   $        21,549
Ecolab, Inc.                                                                            6,512           207,928
Engelhard Corp.                                                                         2,200            61,402
International Flavors & Fragrances, Inc.                                                1,974            70,353
Nalco Holding Co.+                                                                      1,697            28,628
Praxair, Inc.                                                                           2,000            95,860
Rohm & Haas Co.                                                                           236             9,707
ServiceMaster Co.                                                                       3,791            51,330
Sigma-Aldrich Corp.                                                                     1,223            78,345
Symyx Technologies, Inc.+                                                               2,100            54,852
Valspar Corp.                                                                           5,800           129,688

FOREST PRODUCTS -- 0.0%
Delta & Pine Land Co.                                                                   1,800            47,538
Pactiv Corp.+                                                                             362             6,342

METALS & MINERALS -- 0.7%
Allegheny Technologies, Inc.                                                            2,010            62,270
Arch Coal, Inc.                                                                           454            30,645
Ball Corp.                                                                                316            11,610
Carlisle Cos., Inc.                                                                       320            20,342
Crown Holdings, Inc.+                                                                   3,476            55,407
Florida Rock Industries, Inc.                                                             996            63,834
Freeport-McMoRan Copper & Gold, Inc., Class B                                           3,730           181,241
Martin Marietta Materials, Inc.                                                           820            64,337
Phelps Dodge Corp.                                                                      1,074           139,545
Southern Peru Copper Corp.                                                                528            29,547
Timken Co.                                                                                817            24,208
Trex Co., Inc.+                                                                         1,200            28,800
Vulcan Materials Co.                                                                    1,402           104,042

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                       1,789            84,906
                                                                                                ---------------
                                                                                                      1,769,512
                                                                                                ---------------

REAL ESTATE -- 0.5%

REAL ESTATE COMPANIES -- 0.2%
CB Richard Ellis Group, Inc., Class A+                                                  1,025            50,430
Forest City Enterprises, Inc., Class A                                                  1,401            53,378
New Century Financial Corp.                                                               536            19,441
St. Joe Co.                                                                             1,569            97,984

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Centerpoint Properties Trust                                                               47             2,106
Federal Realty Investment Trust                                                           437            26,626
General Growth Properties, Inc.                                                         1,852            83,210
Global Signal, Inc.                                                                       311            13,914
Macerich Co.                                                                              389            25,262
Mills Corp.                                                                             1,179            64,939
Public Storage, Inc.                                                                    1,352            90,584
SL Green Realty Corp.                                                                      40             2,727
United Dominion Realty Trust, Inc.                                                      1,078            25,549
Ventas, Inc.                                                                            2,152            69,294
                                                                                                ---------------
                                                                                                        625,444
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.2%
AES Corp.+                                                                             13,551   $       222,643

GAS & PIPELINE UTILITIES -- 0.7%
Equitable Resources, Inc.                                                               2,286            89,291
Kinder Morgan, Inc.                                                                     1,847           177,607
Questar Corp.                                                                             408            35,953
Williams Cos., Inc.                                                                    22,913           573,971
                                                                                                ---------------
                                                                                                      1,099,465
                                                                                                ---------------
TOTAL COMMON STOCK (cost $100,400,768)                                                              120,563,750
                                                                                                ---------------

EXCHANGE TRADED FUNDS -- 2.1%

ENERGY -- 0.7%

ENERGY SERVICES -- 0.7%
Oil Service HOLDRs Trust                                                                6,800           843,200

FINANCE -- 1.4%

FINANCIAL SERVICES -- 1.4%
iShares Russell Midcap Growth Index Fund                                               14,300         1,303,588
S&P Midcap 400 Depository Receipts, Series 1                                            3,400           445,128
                                                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS (cost 2,421,827)                                                          2,591,916
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $102,822,595)                                           123,155,666
                                                                                                ---------------

SHORT-TERM INVESTMENT SECURITIES -- 0.1%

REGISTERED INVESTMENT COMPANY -- 0.0%

T. Rowe Price Reserve Investment Fund                                                  49,302            49,301

                                                                                 PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 3.36% due 12/15/05                               $        55,000            54,639
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $103,917)                                                  103,940
                                                                                                ---------------

REPURCHASE AGREEMENTS -- 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15% dated 09/30/05, to be repurchased 10/03/05 in the amount of $653,117 and collateralized by $680,000 of United States
   Treasury Bonds, bearing interest at 3.13%, due 10/15/08 and
   having an approximate value of $670,650(1)                                         653,000           653,000
UBS Securities, LLC Joint Repurchase Agreement(2)                                   1,545,000         1,545,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,198,000)                                                         2,198,000
                                                                                                ---------------
TOTAL INVESTMENTS --
  (cost $105,124,512)@                                               100.2%                         125,457,606
Liabilities in excess of other assets --                              (0.2)                            (218,697)
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   125,238,909
                                                                     =====                      ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
#    Security represents an investment in an affiliated company.

(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  See Note 2 for detail of joint Repurchase Agreements
(3) Consist of more than one class of securities traded together as a unit ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                               UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT       VALUE AS OF      APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE  SEPTEMBER 30, 2005  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 2 Long       S&P MidCap 400 Index          December 2005    $  720,815     $   720,700         $  (115)
                                                                                                =======

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Insurance                                      10.0%
Electric Utilities                              8.8
Real Estate Investment Trusts                   5.8
Banks                                           5.3
Food, Beverage & Tobacco                        5.2
Energy Services                                 4.2
Energy Sources                                  4.1
Retail                                          4.1
Business Services                               4.0
Chemicals                                       4.0
Financial Services                              3.7
Forest Products                                 3.7
Metals & Minerals                               2.6
Telecommunications                              2.6
Automotive                                      2.4
Gas & Pipeline Utilities                        2.2
Household & Personal Products                   2.1
Leisure & Tourism                               2.1
Broadcasting & Media                            2.0
Housing & Household Durables                    2.0
Health Services                                 1.8
Machinery                                       1.8
Computer Software                               1.6
Medical Products                                1.6
Drugs                                           1.5
Electronics                                     1.4
Repurchase Agreements                           1.4
Apparel & Textiles                              1.2
Computers & Business Equipment                  1.2
Electrical Equipment                            1.1
Transportation                                  1.1
Aerospace & Military Technology                 1.0
Computer Services                               0.9
Multi-Industry                                  0.6
Internet Content                                0.3
Communication Equipment                         0.2
Entertainment Products                          0.2
Telephone                                       0.1
                                               ----
                                               99.9%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 97.4%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.7%

APPAREL & TEXTILES -- 1.2%
Columbia Sportswear Co.+                                                                  370   $        17,168
Foot Locker, Inc.                                                                      45,519           998,687
Jones Apparel Group, Inc.                                                               3,586           102,201
Liz Claiborne, Inc.                                                                     3,243           127,515
Polo Ralph Lauren Corp.                                                                 1,244            62,573
Reebok International, Ltd.                                                              1,072            60,643
Tommy Hilfiger Corp.+                                                                  38,600           669,710
V.F. Corp.                                                                              2,595           150,432

AUTOMOTIVE -- 2.4%
Autoliv, Inc.                                                                          13,542           589,077
AutoNation, Inc.+                                                                       5,288           105,601
BorgWarner, Inc.                                                                        1,162            65,607
Cummins, Inc.                                                                          10,902           959,267
Dana Corp.                                                                             70,365           662,135
Delphi Corp.                                                                           14,254            39,341
Genuine Parts Co.                                                                      33,788         1,449,505
Goodyear Tire & Rubber Co.+                                                             2,366            36,886
Lear Corp.                                                                             12,539           425,950
PACCAR, Inc.                                                                              669            45,418
TRW Automotive Holdings Corp.+                                                          1,283            37,643

HOUSING & HOUSEHOLD DURABLES -- 2.0%
Beazer Homes USA, Inc.                                                                    711            41,714
Black & Decker Corp.                                                                    1,061            87,098
Centex Corp.                                                                            1,772           114,436
D.R. Horton, Inc.                                                                       2,196            79,539
KB HOME                                                                                   418            30,598
Leggett & Platt, Inc.                                                                  20,075           405,515
Lennar Corp., Class A                                                                  21,491         1,284,302
MDC Holdings, Inc.                                                                        364            28,716
Meritage Corp.+                                                                           664            50,902
Mohawk Industries, Inc.+                                                               12,557         1,007,699
Pulte Homes, Inc.                                                                       6,382           273,915
Ryland Group, Inc.                                                                        294            20,115
Standard Pacific Corp.                                                                  1,758            72,975
Whirlpool Corp.                                                                         1,810           137,144

RETAIL -- 4.1%
AnnTaylor Stores Corp.+                                                                 1,146            30,426
Avery Dennison Corp.                                                                    1,047            54,852
Barnes & Noble, Inc.                                                                    1,125            42,413
BJ's Wholesale Club, Inc.+                                                              2,055            57,129
Borders Group, Inc.                                                                     2,162            47,932
CDW Corp.                                                                               7,779           458,339
Circuit City Stores, Inc.                                                               3,211            55,101
Claire's Stores, Inc.                                                                     221             5,333

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Dillard's, Inc., Class A                                                                1,996   $        41,676
Dollar Tree Stores, Inc.+                                                               1,026            22,213
Family Dollar Stores, Inc.                                                              1,158            23,009
Federated Department Stores, Inc.                                                      35,786         2,393,010
J.C. Penney Co., Inc.                                                                  23,411         1,110,150
Neiman Marcus Group, Inc., Class A                                                      1,003           100,250
Office Depot, Inc.+                                                                     9,395           279,031
Officemax, Inc.                                                                        24,101           763,279
Rent-A-Center, Inc.+                                                                      751            14,502
Rite Aid Corp.+                                                                        15,496            60,124
Ross Stores, Inc.                                                                      15,948           377,968
Saks, Inc.+                                                                             3,169            58,626
SUPERVALU, Inc.                                                                         4,044           125,849
Talbots, Inc.                                                                          14,657           438,537
Tiffany & Co.                                                                           2,578           102,527
W.W. Grainger, Inc.                                                                    16,367         1,029,812
                                                                                                ---------------
                                                                                                     17,932,115
                                                                                                ---------------

CONSUMER STAPLES -- 7.3%

FOOD, BEVERAGE & TOBACCO -- 5.2%
Albertson's, Inc.                                                                      39,857         1,022,332
Aqua America, Inc.                                                                      2,551            96,989
Archer-Daniels-Midland Co.                                                             85,303         2,103,572
Brown-Forman Corp., Class B                                                               127             7,562
Campbell Soup Co.                                                                       3,424           101,864
Coca-Cola Enterprises, Inc.                                                             8,965           174,818
ConAgra Foods, Inc.                                                                    15,404           381,249
Constellation Brands, Inc., Class A+                                                    4,263           110,838
Dean Foods Co.+                                                                        20,168           783,728
Del Monte Foods Co.+                                                                    5,928            63,607
H.J. Heinz Co.                                                                          4,825           176,306
Hormel Foods Corp.                                                                      2,205            72,743
J. M. Smucker Co.                                                                       1,531            74,315
Kroger Co.+                                                                            50,081         1,031,168
Loews Corp.-Carolina Group                                                              2,021            80,092
McCormick & Co., Inc.                                                                   1,311            42,778
Molson Coors Brewing Co., Class B                                                       1,263            80,845
Pepsi Bottling Group, Inc.                                                             14,388           410,777
PepsiAmericas, Inc.                                                                     2,032            46,187
Pilgrim's Pride Corp.                                                                     452            16,453
Reynolds American, Inc.                                                                 9,022           749,006
Safeway, Inc.                                                                          34,434           881,510
Smithfield Foods, Inc.+                                                                26,302           780,643
Treehouse Foods, Inc.+                                                                  3,242            87,145
Tyson Foods, Inc., Class A                                                              7,190           129,780
UST, Inc.                                                                               2,320            97,115

HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
Alberto-Culver Co.                                                                      1,594            71,332
American Greetings Corp., Class A                                                      26,009           712,647
Clorox Co.                                                                             18,667         1,036,765
Newell Rubbermaid, Inc.                                                                71,917         1,628,920

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Scotts Miracle-Gro Co., Class A                                                           573   $        50,384
Spectrum Brands, Inc.+                                                                    315             7,418
Tupperware Corp.                                                                       16,900           384,982
                                                                                                ---------------
                                                                                                     13,495,870
                                                                                                ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Laureate Education, Inc.+                                                                 143             7,003
                                                                                                ---------------

ENERGY -- 8.3%

ENERGY SERVICES -- 4.2%
BJ Services Co.                                                                        35,148         1,264,977
CONSOL Energy, Inc.                                                                       820            62,541
Cooper Cameron Corp.+                                                                     307            22,697
Halliburton Co.                                                                        18,400         1,260,768
Noble Energy, Inc.                                                                     33,028         1,549,013
Pride International, Inc.+                                                             17,386           495,675
Rowan Cos., Inc.                                                                        1,336            47,415
SCANA Corp.                                                                             3,384           142,940
Sempra Energy                                                                           7,112           334,691
Southern Union Co.+                                                                     2,837            73,110
Southwest Gas Corp.                                                                    15,400           421,806
Sunoco, Inc.                                                                              878            68,660
TECO Energy, Inc.                                                                       6,151           110,841
Tesoro Corp.                                                                              877            58,969
Tidewater, Inc.                                                                         1,148            55,873
UGI Corp.                                                                               3,076            86,589
Unit Corp.+                                                                                76             4,201
Valero Energy Corp.                                                                     1,131           127,871
Vectren Corp.                                                                           2,264            64,184
Vintage Petroleum, Inc.                                                                 1,600            73,056
Western Gas Resources, Inc.                                                             9,780           501,029
Weststar Energy, Inc.                                                                   2,581            62,280
Wisconsin Energy Corp.                                                                 16,111           643,151
WPS Resources Corp.                                                                     1,129            65,256
Xcel Energy, Inc.                                                                      11,967           234,673

ENERGY SOURCES -- 4.1%
Amerada Hess Corp.                                                                      2,323           319,413
Chesapeake Energy Corp.                                                                 5,769           220,664
ENSCO International, Inc.                                                               1,294            60,287
EOG Resources, Inc.                                                                    42,261         3,165,349
Forest Oil Corp.+                                                                       1,564            81,484
Frontier Oil Corp.                                                                      4,793           212,570
GlobalSantaFe Corp.                                                                    27,900         1,272,798
Helmerich & Payne, Inc.                                                                   525            31,705
Kerr-McGee Corp.                                                                        3,417           331,825
National-Oilwell Varco, Inc.+                                                           2,136           140,549
Newfield Exploration Co.+                                                               1,035            50,819
NRG Energy, Inc.+                                                                       2,585           110,121
Pioneer Natural Resources Co.                                                           4,051           222,481

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Pogo Producing Co.                                                                      1,812   $       106,799
Range Resources Corp.                                                                  26,622         1,027,875
Reliant Energy, Inc.+                                                                   8,946           138,126
                                                                                                ---------------
                                                                                                     15,325,131
                                                                                                ---------------

FINANCE -- 17.9%

BANKS -- 5.3%
AmSouth Bancorp                                                                        10,501           265,255
Associated Banc-Corp                                                                    3,870           117,958
Bank of Hawaii Corp.                                                                    1,379            67,874
BOK Financial Corp.                                                                       614            29,576
City National Corp.                                                                     1,239            86,841
Colonial BancGroup, Inc.                                                                4,624           103,578
Comerica, Inc.                                                                          5,016           295,442
Commerce Bancorp, Inc.                                                                    568            17,432
Commerce Bancshares, Inc.                                                              10,318           531,171
Compass Bancshares, Inc.                                                                3,689           169,067
Cullen/Frost Bankers, Inc.                                                              1,431            70,606
Downey Financial Corp.                                                                    624            38,002
FirstMerit Corp.                                                                       30,710           822,721
Fulton Financial Corp.                                                                  4,729            79,211
Hibernia Corp., Class A                                                                 4,665           140,137
Huntington Bancshares, Inc.                                                             6,916           155,403
Independence Community Bank Corp.                                                       2,500            85,225
International Bancshares Corp.                                                          1,373            40,778
KeyCorp                                                                                28,917           932,573
M&T Bank Corp.                                                                         13,938         1,473,386
Marshall & Ilsley Corp.                                                                 6,802           295,955
Mercantile Bankshares Corp.                                                             2,369           127,642
New York Community Bancorp, Inc.                                                        7,900           129,560
North Fork Bancorp., Inc.                                                              14,203           362,176
Northern Trust Corp.                                                                   16,781           848,280
Popular, Inc.                                                                           7,937           192,234
Sky Financial Group, Inc.                                                               2,855            80,254
South Financial Group, Inc.                                                             2,142            57,491
Sovereign Bancorp, Inc.                                                                10,848           239,090
TCF Financial Corp.                                                                     1,138            30,441
TD Banknorth, Inc.                                                                      2,303            69,412
UnionBanCal Corp.                                                                       1,684           117,408
Valley National Bancorp                                                                 3,230            73,967
Washington Federal, Inc.                                                                2,588            58,385
Webster Financial Corp.                                                                 1,607            72,251
Whitney Holding Corp.                                                                   1,881            50,862
Wilmington Trust Corp.                                                                  2,018            73,556
Zions Bancorp                                                                          18,713         1,332,553

FINANCIAL SERVICES -- 2.6%
A.G. Edwards, Inc.                                                                      2,285           100,106
Allied Capital Corp.                                                                    3,966           113,547
Allmerica Financial Corp.+                                                              1,472            60,558
American Capital Strategies, Ltd.                                                      10,874           398,641
AmeriCredit Corp.+                                                                      2,545            60,749

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ameritrade Holding Corp.+                                                               4,437   $        95,307
Astoria Financial Corp.                                                                 2,922            77,199
Bear Stearns Co., Inc.                                                                 11,798         1,294,830
CapitalSource, Inc.+                                                                      504            10,987
Capitol Federal Financial                                                                 662            22,654
CIT Group, Inc.                                                                        29,321         1,324,723
Deluxe Corp.                                                                            1,504            60,401
E*TRADE Financial Corp.+                                                               10,960           192,896
Equifax, Inc.                                                                             980            34,241
Federated Investors, Inc., Class B                                                        200             6,646
First Horizon National Corp.                                                            3,702           134,568
IndyMac Bancorp, Inc.                                                                     885            35,028
Instinet Group, Inc.+                                                                   2,881            14,318
Interactive Data Corp.+                                                                   579            13,114
Janus Capital Group, Inc.                                                               6,741            97,407
Jefferies Group, Inc.                                                                   1,535            66,849
Mellon Financial Corp.                                                                 11,659           372,738
Providian Financial Corp.+                                                              7,279           128,693
Raymond James Financial, Inc.                                                           1,881            60,418
Westcorp                                                                                  434            25,563
WFS Financial, Inc.+                                                                      203            13,640

INSURANCE -- 10.0%
ACE, Ltd.                                                                               7,500           353,025
Aetna, Inc.                                                                            14,700         1,266,258
Alleghany Corp.+                                                                          151            46,206
Ambac Financial Group, Inc.                                                            19,250         1,387,155
American Financial Group, Inc.                                                          1,403            47,604
American National Insurance Co.                                                           241            28,708
AmerUs Group Co.                                                                        1,175            67,410
Aon Corp.                                                                               9,449           303,124
Arthur J. Gallagher & Co.                                                                 496            14,290
Assurant, Inc.                                                                          3,471           132,106
CIGNA Corp.                                                                             3,890           458,475
Cincinnati Financial Corp.                                                              5,216           218,498
CNA Financial Corp.+                                                                      687            20,521
Commerce Group, Inc.                                                                      784            45,488
Conseco, Inc.+                                                                         40,786           860,992
Erie Indemnity Co., Class A                                                             1,072            56,548
Everest Re Group, Ltd.                                                                 19,689         1,927,553
Fidelity National Financial, Inc.                                                       4,809           214,097
First American Corp.                                                                    2,440           111,435
Genworth Financial, Inc., Class A                                                      26,852           865,708
HCC Insurance Holdings, Inc.                                                            1,596            45,534
Jefferson-Pilot Corp.                                                                   4,040           206,727
Leucadia National Corp.                                                                 2,410           103,871
Lincoln National Corp.                                                                 10,558           549,227
Markel Corp.+                                                                             166            54,863
MBIA, Inc.                                                                              3,775           228,841
Mercury General Corp.                                                                     785            47,092
MGIC Investment Corp.                                                                   2,799           179,696
Nationwide Financial Services, Inc., Class A                                            1,701            68,125

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Old Republic International Corp.                                                        5,434   $       144,925
PartnerRe, Ltd.                                                                        25,721         1,647,430
Philadelphia Consolidated Holding Co.+                                                     88             7,471
PMI Group, Inc.                                                                        35,300         1,407,411
Principal Financial Group, Inc.                                                         8,740           414,014
Protective Life Corp.                                                                   2,077            85,531
Radian Group, Inc.                                                                      2,563           136,095
Reinsurance Group of America, Inc.                                                        878            39,247
RenaissanceRe Holdings, Ltd.                                                           17,791           778,000
SAFECO Corp.                                                                           22,685         1,210,925
StanCorp Financial Group, Inc.                                                            839            70,644
Torchmark Corp.                                                                        18,033           952,683
Transatlantic Holdings, Inc.#                                                             746            42,522
Unitrin, Inc.                                                                             750            35,595
UnumProvident Corp. (New York)                                                          8,858           181,589
W.R. Berkley Corp.                                                                      2,613           103,161
Wesco Financial Corp.                                                                      50            17,105
Willis Group Holdings, Ltd.                                                            13,398           503,095
XL Capital, Ltd., Class A                                                              13,600           925,208
                                                                                                ---------------
                                                                                                     33,161,402
                                                                                                ---------------
HEALTHCARE -- 4.9%

DRUGS -- 1.5%
Chiron Corp.+                                                                             201             8,768
Hospira, Inc.+                                                                          2,425            99,352
Invitrogen Corp.+                                                                         733            55,144
King Pharmaceuticals, Inc.+                                                            89,686         1,379,371
Millennium Pharmaceuticals, Inc.+                                                       4,549            42,442
Mylan Laboratories, Inc.                                                               49,050           944,703
Omnicare, Inc.                                                                          2,137           120,163
Watson Pharmaceuticals, Inc.+                                                           3,277           119,971

HEALTH SERVICES -- 1.8%
Apria Healthcare Group, Inc.+                                                          19,795           631,658
Charles River Laboratories International, Inc.+                                        17,928           782,019
Community Health Systems, Inc.+                                                           506            19,638
Health Management Associates, Inc., Class A                                               749            17,579
Health Net, Inc.+                                                                      23,230         1,099,244
Humana, Inc.+                                                                           1,180            56,498
Pacificare Health Systems, Inc.+                                                        1,057            84,327
Sierra Health Services, Inc.+                                                             128             8,815
Tenet Healthcare Corp.+                                                                11,902           133,660
Triad Hospitals, Inc.+                                                                  1,595            72,206
Universal Health Services, Inc., Class B                                                  435            20,719
WebMD Corp.+                                                                           40,115           444,474
Wellchoice, Inc.+                                                                         145            11,006

MEDICAL PRODUCTS -- 1.6%
AmerisourceBergen Corp.                                                                 3,091           238,934
Bausch & Lomb, Inc.                                                                    12,496         1,008,177
Biogen Idec, Inc.+                                                                      5,621           221,917
Cooper Cos., Inc.                                                                         268            20,532

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Hillenbrand Industries, Inc.                                                            1,094   $        51,473
McKesson Corp.                                                                          5,398           256,135
MedImmune, Inc.+                                                                       31,250         1,051,563
                                                                                                ---------------
                                                                                                      9,000,488
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 9.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
Alliant Techsystems, Inc.+                                                             11,197           835,856
Rockwell Collins, Inc.                                                                 17,889           864,397
Textron, Inc.                                                                           2,689           192,855

BUSINESS SERVICES -- 4.0%
Adesa, Inc.                                                                             2,651            58,587
Allied Waste Industries, Inc.+                                                          4,299            36,327
Applera Corp. - Applied Biosystems Group                                                5,866           136,326
Bearingpoint, Inc.+                                                                    88,026           668,117
Brink's Co.                                                                               449            18,436
Convergys Corp.+                                                                        4,222            60,670
Eastman Kodak Co.(1)                                                                    8,540           207,778
Harsco Corp.                                                                              154            10,098
Hewitt Associates, Inc., Class A+                                                         493            13,449
Interpublic Group Cos., Inc.+                                                          94,431         1,099,177
Jacobs Engineering Group, Inc.+                                                           340            22,916
Manpower, Inc.                                                                          1,961            87,049
Monsanto Co.                                                                           15,600           978,900
Pall Corp.                                                                              3,380            92,950
R.H. Donnelley Corp.+                                                                  11,500           727,490
R.R. Donnelley & Sons Co.                                                              41,449         1,536,514
Republic Services, Inc.                                                                22,932           809,270
Service Corp. International                                                             9,220            76,434
Xerox Corp.+                                                                           52,200           712,530

ELECTRICAL EQUIPMENT -- 1.1%
Eaton Corp.                                                                             3,218           204,504
Hubbell, Inc., Class B                                                                 23,211         1,089,292
Johnson Controls, Inc.                                                                  4,639           287,850
Puget Energy, Inc.                                                                     13,986           328,391
Roper Industries, Inc.                                                                    358            14,066

MACHINERY -- 1.8%
AptarGroup, Inc.                                                                        1,062            52,898
CNH Global NV                                                                          18,120           356,964
Dover Corp.                                                                             2,003            81,702
IDEX Corp.                                                                                310            13,191
Mettler-Toledo International, Inc.+                                                       302            15,396
Parker-Hannifin Corp.                                                                   2,023           130,099
Pentair, Inc.                                                                             481            17,556
Precision Castparts Corp.                                                               2,606           138,379
Snap-On, Inc.                                                                          28,223         1,019,415
SPX Corp.                                                                               2,232           102,560
Stanley Works                                                                          11,312           528,044
Terex Corp.+                                                                            1,469            72,613
Zebra Technologies Corp., Class A+                                                     22,044           861,700

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.6%
American Standard Cos., Inc.                                                           21,931   $     1,020,888
ITT Industries, Inc.                                                                      234            26,582
Teleflex, Inc.                                                                          1,081            76,211

TRANSPORTATION -- 1.1%
Alexander & Baldwin, Inc.                                                               1,301            69,265
CSX Corp.                                                                               6,440           299,331
Laidlaw International, Inc.+                                                            2,972            71,833
Norfolk Southern Corp.                                                                 23,128           938,072
Overseas Shipholding Group, Inc.                                                          877            51,156
Ryder System, Inc.                                                                      1,225            41,920
Swift Transportation Co., Inc.+                                                           702            12,425
Teekay Shipping Corp.                                                                  12,160           523,488
Yellow Roadway Corp.+                                                                   1,714            70,994
                                                                                                ---------------
                                                                                                     17,762,911
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 4.3%

BROADCASTING & MEDIA -- 2.0%
Belo Corp., Class A                                                                     2,856            65,288
Dow Jones & Co., Inc.                                                                  29,084         1,110,718
Hearst-Argyle Television, Inc.                                                            885            22,736
Lamar Advertising Co., Class A+                                                        19,907           902,982
Lee Enterprises, Inc.                                                                   1,357            57,645
Liberty Global, Inc., Class A+                                                          4,007           108,510
Liberty Global, Inc., Class C+                                                          4,007           103,180
McClatchy Co., Class A                                                                    608            39,660
New York Times Co., Class A                                                             4,295           127,776
Tribune Co.                                                                             7,075           239,772
Univision Communications, Inc., Class A+                                                3,261            86,514
Washington Post Co., Class B                                                               31            24,877
Westwood One, Inc.                                                                     39,374           783,149

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc.                                                                            4,657            91,510
Knight-Ridder, Inc.                                                                     2,221           130,328
Mattel, Inc.                                                                           10,873           181,362
Warner Music Group Corp.+                                                                 977            18,084

LEISURE & TOURISM -- 2.1%
Brinker International, Inc.+                                                           22,700           852,612
Brunswick Corp.                                                                           738            27,845
CBRL Group, Inc.                                                                          748            25,178
Harrah's Entertainment, Inc.                                                           17,888         1,166,119
International Speedway Corp., Class A                                                     930            48,797
Outback Steakhouse, Inc.                                                                  136             4,977
Sabre Holdings Corp., Class A                                                          57,992         1,176,078
Southwest Airlines Co.                                                                 11,830           175,675
Starwood Hotels & Resorts Worldwide, Inc.(2)                                            2,471           141,267
Wendy's International, Inc.                                                             1,651            74,543
Yum! Brands, Inc.                                                                       5,600           271,096
                                                                                                ---------------
                                                                                                      8,058,278
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.2%

COMMUNICATION EQUIPMENT -- 0.2%
Symbol Technologies, Inc.                                                               1,099   $        10,638
Tessera Technologies, Inc.+                                                            11,444           342,290

COMPUTER SERVICES -- 0.9%
Affiliated Computer Services, Inc., Class A+                                            1,268            69,233
BISYS Group, Inc.+                                                                      2,060            27,666
Ceridian Corp.+                                                                         2,305            47,829
CheckFree Corp.+                                                                          375            14,183
Computer Sciences Corp.+                                                               17,880           845,903
Electronic Data Systems Corp.                                                          11,884           266,677
Fair Isaac Corp.                                                                          494            22,131
Reynolds & Reynolds Co., Class A                                                        1,677            45,967
Sun Microsystems, Inc.+                                                                41,546           162,860
Synopsys, Inc.+                                                                         3,596            67,964
Unisys Corp.+                                                                          10,071            66,871

COMPUTER SOFTWARE -- 1.6%
Activision, Inc.+                                                                      36,959           755,811
Avid Technology, Inc.+                                                                     73             3,022
BMC Software, Inc.+                                                                     3,717            78,429
Compuware Corp.+                                                                        6,361            60,429
McAfee, Inc.+                                                                          30,800           967,736
Novell, Inc.+                                                                          11,268            83,947
Siebel Systems, Inc.                                                                   13,542           139,889
Sybase, Inc.+                                                                          38,264           896,143
Take-Two Interactive Software, Inc.+                                                      299             6,605

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
Arrow Electronics, Inc.+                                                                3,499           109,729
Cadence Design Systems, Inc.+                                                          70,922         1,146,099
Diebold, Inc.                                                                             204             7,030
Ingram Micro, Inc., Class A+                                                           30,689           568,974
NCR Corp.+                                                                              4,176           133,256
Pitney Bowes, Inc.                                                                      3,247           135,530
SanDisk Corp.+                                                                          1,295            62,484
Steelcase, Inc., Class A                                                                1,047            15,139

ELECTRONICS -- 1.4%
Advanced Micro Devices, Inc.+                                                           5,580           140,616
Agilent Technologies, Inc.+                                                             2,260            74,015
Amphenol Corp., Class A                                                                 6,191           249,745
Avnet, Inc.+                                                                            2,981            72,885
AVX Corp.                                                                               1,202            15,314
Energizer Holdings, Inc.+                                                                 389            22,056
Fisher Scientific International, Inc.+                                                  1,686           104,616
Freescale Semiconductor, Inc.+                                                         12,401           290,307
Freescale Semiconductor, Inc., Class B+                                                10,465           246,765
International Rectifier Corp.+                                                            420            18,934
Intersil Corp., Class A                                                                 2,362            51,444
L-3 Communications Holdings, Inc.                                                       1,471           116,312
LSI Logic Corp.+                                                                        7,266            71,570
Micron Technology, Inc.+                                                                8,623           114,686
Molex, Inc.                                                                             2,072            55,281
Novellus Systems, Inc.+                                                                 1,907            47,828

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
PerkinElmer, Inc.                                                                       1,837   $        37,420
Sanmina-SCI Corp.+                                                                      7,777            33,363
Solectron Corp.+                                                                       14,915            58,318
Tech Data Corp.+                                                                       16,133           592,242
Tektronix, Inc.                                                                         1,981            49,981
Teradyne, Inc.+                                                                         1,776            29,304
Thermo Electron Corp.+                                                                  3,037            93,843
Thomas & Betts Corp.+                                                                     984            33,859
Vishay Intertechnology, Inc.+                                                           4,962            59,296

INTERNET CONTENT -- 0.3%
Avocent Corp.+                                                                         15,206           481,118
Mindspeed Technologies, Inc.+                                                               1                 2

INTERNET SOFTWARE -- 0.0%
BEA Systems, Inc.+                                                                      9,861            88,552

TELECOMMUNICATIONS -- 2.6%
ADC Telecommunications, Inc.+                                                          23,339           533,530
American Tower Corp., Class A+                                                            743            18,538
Andrew Corp.+                                                                           3,605            40,196
Avaya, Inc.+                                                                           71,807           739,612
CenturyTel, Inc.                                                                       22,098           772,988
Citizens Communications Co.                                                            10,128           137,234
Comverse Technology, Inc.+                                                                637            16,734
Crown Castle International Corp.+                                                       2,286            56,304
Harris Corp.                                                                              650            27,170
JDS Uniphase Corp.+                                                                    20,529            45,574
Lucent Technologies, Inc.+                                                            131,795           428,334
McLeodUSA, Inc.+*(3)(4)(5)                                                              4,890                 0
NTL, Inc.+                                                                              2,214           147,895
Panamsat Holding Corp.                                                                 19,969           483,250
Qwest Communications International, Inc.+                                              84,379           345,954
Scientific-Atlanta, Inc.                                                                  673            25,244
Telephone & Data Systems, Inc.                                                          2,838           110,682
Telewest Global, Inc.+                                                                  7,288           167,260
Tellabs, Inc.+                                                                         61,031           642,046
United States Cellular Corp.+                                                             323            17,255
                                                                                                ---------------
                                                                                                     15,165,936
                                                                                                ---------------

MATERIALS -- 10.3%

CHEMICALS -- 4.0%
Agrium, Inc.                                                                           22,752           499,862
Airgas, Inc.                                                                            1,753            51,941
Albemarle Corp.                                                                         1,095            41,282
Ashland, Inc.                                                                           1,932           106,724
Cabot Corp.                                                                             1,737            57,338
Celanese Corp.                                                                          1,489            25,685
Chemtura Corp.                                                                         82,204         1,020,974
Cytec Industries, Inc.                                                                  1,192            51,709
Eastman Chemical Co.                                                                   31,690         1,488,479
Engelhard Corp.                                                                         3,585           100,057
FMC Corp.+                                                                              1,107            63,343

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Huntsman Corp.+                                                                         1,792   $        35,034
Lubrizol Corp.                                                                          2,016            87,353
Lyondell Chemical Co.                                                                   5,929           169,688
Mosaic Co.+                                                                            71,024         1,137,805
Potash Corp. of Saskatchewan, Inc.                                                      9,400           877,208
PPG Industries, Inc.                                                                    5,107           302,283
Rohm & Haas Co.                                                                        24,041           988,806
RPM International, Inc.                                                                 3,504            64,474
ServiceMaster Co.                                                                       3,378            45,738
Sigma-Aldrich Corp.                                                                     1,853           118,703
Valhi, Inc.                                                                               281             5,052
Valspar Corp.                                                                           3,008            67,259

FOREST PRODUCTS -- 3.7%
Bemis Co.                                                                               3,189            78,768
Bowater, Inc.                                                                          23,300           658,691
Georgia-Pacific Corp.                                                                  44,559         1,517,680
Louisiana-Pacific Corp.                                                                 3,289            91,072
MeadWestvaco Corp.                                                                     38,993         1,076,987
Owens-Illinois, Inc.+                                                                   4,520            93,202
Packaging Corp. of America                                                             32,226           625,507
Pactiv Corp.+                                                                          62,448         1,094,089
Plum Creek Timber Co., Inc.                                                            29,963         1,135,897
Rayonier, Inc.                                                                          1,500            86,430
Smurfit-Stone Container Corp.+                                                          7,548            78,197
Sonoco Products Co.                                                                     2,953            80,647
Temple-Inland, Inc.                                                                     3,326           135,867

METALS & MINERALS -- 2.6%
Allegheny Technologies, Inc.                                                            5,976           185,136
Arch Coal, Inc.                                                                         1,217            82,148
Ball Corp.                                                                             30,706         1,128,138
Carlisle Cos., Inc.                                                                     7,014           445,880
Carpenter Technology Corp.                                                              2,774           162,584
Cooper Industries, Ltd., Class A                                                       12,360           854,570
Lafarge North America, Inc.                                                             1,019            68,895
Martin Marietta Materials, Inc.                                                           241            18,909
Nucor Corp.                                                                             4,763           280,969
Phelps Dodge Corp.                                                                      1,333           173,197
Timken Co.                                                                             37,079         1,098,651
United States Steel Corp.                                                               3,396           143,821
USG Corp.+                                                                              1,092            75,042
Vulcan Materials Co.                                                                    1,025            76,065

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                       1,612            76,506
                                                                                                ---------------
                                                                                                     19,030,342
                                                                                                ---------------

REAL ESTATE -- 5.8%

REAL ESTATE COMPANIES -- 0.0%
New Century Financial Corp.                                                               725            26,296

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS -- 5.8%
AMB Property Corp.                                                                      2,510   $       112,699
American Financial Realty Trust                                                         3,778            53,648
Annaly Mtg. Management, Inc.                                                            3,617            46,840
Apartment Investment & Management Co., Class A                                         24,829           962,869
Archstone-Smith Trust                                                                   5,907           235,512
Arden Realty, Inc.                                                                      1,994            82,093
Avalonbay Communities, Inc.                                                             2,160           185,112
Boston Properties, Inc.                                                                 3,288           233,119
BRE Properties, Inc., Class A                                                           1,518            67,551
Camden Property Trust                                                                   1,388            77,381
CarrAmerica Realty Corp.                                                                1,644            59,102
CBL & Associates Properties, Inc.                                                       1,325            54,312
Centerpoint Properties Trust                                                            1,326            59,405
Crescent Real Estate EQT Co.                                                            2,317            47,522
Developers Diversified Realty Corp.                                                    19,326           902,524
Duke Realty Corp.                                                                       4,269           144,634
Equity Office Properties Trust                                                         12,116           396,314
Equity Residential                                                                     16,954           641,709
Essex Property Trust, Inc.                                                                691            62,190
Federal Realty Investment Trust                                                           968            58,980
Friedman Billings Ramsey Group, Inc., Class A                                           4,194            42,737
General Growth Properties, Inc.                                                         2,642           118,705
Health Care Property Investors, Inc.                                                    4,006           108,122
Health Care REIT, Inc.                                                                  1,595            59,158
Healthcare Realty Trust, Inc.                                                          18,627           747,688
Hospitality Properties Trust                                                            2,136            91,549
Host Marriott Corp.                                                                    67,683         1,143,843
HRPT Properties Trust                                                                   5,945            73,777
iStar Financial, Inc.                                                                  34,549         1,396,816
Kimco Realty Corp.                                                                      5,906           185,566
Liberty Property Trust                                                                  2,593           110,306
Macerich Co.                                                                            1,251            81,240
Mack-Cali Realty Corp.                                                                  1,836            82,510
New Plan Excel Realty Trust, Inc.                                                       3,077            70,617
Pan Pacific Retail Properties, Inc.                                                     1,210            79,739
Prentiss Properties Trust                                                              15,751           639,490
ProLogis                                                                                5,545           245,699
Public Storage, Inc.                                                                      535            35,845
Realty Income Corp.                                                                     2,376            56,810
Reckson Associates Realty Corp.                                                         2,431            83,991
Regency Centers Corp.                                                                   1,886           108,351
Shurgard Storage Centers, Inc., Class A                                                 1,393            77,827
SL Green Realty Corp.                                                                   1,138            77,589
Thornburg Mtg., Inc.                                                                    2,997            75,105
Trizec Properties, , Inc.                                                               2,749            63,392
United Dominion Realty Trust, Inc.                                                      2,373            56,240
Vornado Realty Trust                                                                    3,295           285,413
Weingarten Realty Investors, Inc.                                                       2,376            89,931
                                                                                                ---------------
                                                                                                     10,797,868
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES -- 11.1%

ELECTRIC UTILITIES -- 8.8%
Allegheny Energy, Inc.+                                                                 4,827   $       148,285
Allete, Inc.                                                                                1                46
Alliant Energy Corp.                                                                    3,466           100,965
Ameren Corp.                                                                           27,322         1,461,454
American Electric Power Co., Inc.                                                      11,419           453,334
Centerpoint Energy, Inc.                                                                9,187           136,611
Cinergy Corp.                                                                           5,894           261,753
CMS Energy Corp.+                                                                      75,133         1,235,938
Consolidated Edison, Inc.                                                               7,224           350,725
Constellation Energy Group, Inc.                                                        5,279           325,186
DPL, Inc.                                                                               3,762           104,584
DTE Energy Co.                                                                          5,178           237,463
Edison International                                                                   34,908         1,650,450
Energy East Corp.                                                                       4,380           110,332
Entergy Corp.                                                                          16,528         1,228,361
FirstEnergy Corp.                                                                       8,314           433,326
Great Plains Energy, Inc.                                                               2,228            66,639
Hawaiian Electric Industries, Inc.                                                      2,409            67,163
MDU Resources Group, Inc.                                                               3,516           125,345
NiSource, Inc.                                                                         48,678         1,180,441
Northeast Utilities                                                                    42,050           838,897
NSTAR                                                                                   3,176            91,850
OGE Energy Corp.                                                                        2,685            75,449
Pepco Holdings, Inc.                                                                    5,610           130,545
PG&E Corp.                                                                             45,540         1,787,445
Pinnacle West Capital Corp.                                                             2,934           129,331
PNM Resources, Inc.                                                                    11,057           317,004
PPL Corp.                                                                              68,142         2,203,031
Progress Energy, Inc.                                                                   7,394           330,881
Public Service Enterprise Group, Inc.                                                   9,647           620,881

GAS & PIPELINE UTILITIES -- 2.2%
AGL Resources, Inc.                                                                    37,958         1,408,621
Atmos Energy Corp.                                                                      2,388            67,461
Dynegy, Inc., Class A+                                                                  8,466            39,875
El Paso Corp.                                                                          19,171           266,477
Energen Corp.                                                                           6,364           275,307
Equitable Resources, Inc.                                                                 376            14,687
KeySpan Corp.                                                                           4,807           176,801
Kinder Morgan, Inc.                                                                       155            14,905
National Fuel Gas Co.                                                                   2,486            85,021
Oneok, Inc.                                                                             3,026           102,945
Piedmont Natural Gas Co., Inc.                                                          2,284            57,488
Questar Corp.                                                                           1,916           168,838
Williams Cos., Inc.                                                                    57,982         1,452,449

TELEPHONE -- 0.1%
MCI, Inc.                                                                               8,360           212,093
                                                                                                ---------------
                                                                                                     20,546,683
                                                                                                ---------------
TOTAL COMMON STOCK (cost $151,051,591)                                                              180,284,027
                                                                                                ---------------

                                                                                                     VALUE
EXCHANGE TRADED FUNDS -- 1.1%                                                      SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE -- 1.1%

FINANCIAL SERVICES -- 1.1%
iShares Russell Midcap Value Index Fund (cost $1,967,697)(1)                           16,100   $     1,993,985
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $153,019,288)                                           182,278,012
                                                                                                ---------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.0%

U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 3.40% due 12/15/05 (cost $49,589)(1)             $        50,000            49,589
                                                                                                ---------------

REPURCHASE AGREEMENTS -- 1.4%

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $725,130 and collateralized by $750,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 and
   having an approximate value of $739,688                                            725,000           725,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.95%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $500,123 and collateralized by $520,000 of United States
   Treasury Notes, bearing interest at 3.38%, due 10/15/09 and
   having an approximate value of $514,150                                            500,000           500,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.20%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $1,349,247 and collateralized by $1,000,000 of United States
   Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and
   having an approximate value of $1,380,625                                        1,349,000         1,349,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,574,000)                                                         2,574,000
                                                                                                ---------------
TOTAL INVESTMENTS --
  (cost $155,642,877)@                                                99.9%                         184,901,601
Other assets less liabilities --                                       0.1                              163,636
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   185,065,237
                                                                     =====                      ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005 the aggregate value of these securities was $0 representing 0.0% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
#    Security represents an investment in an affiliated company
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Consist of more than one class of securities traded together as a unit.
(3)  Fair valued security, see Note 2
(4)  Illiquid security
(5)  Company has filed for Chapter 11 bankruptcy protection.

OPEN FUTURES CONTRACTS

                                                                                               UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT       VALUE AS OF      APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE  SEPTEMBER 30, 2005  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 2 Long       S&P Mid Cap 400 Index         December 2005    $  720,815      $  720,700         $  (115)
                                                                                                =======

See Notes to Financial Statements

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                      PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                           7.6%
Repurchase Agreements                           7.2
Financial Services                              5.6
Business Services                               5.2
Drugs                                           5.2
Machinery                                       4.5
Electrical Equipment                            4.4
Electronics                                     4.1
Health Services                                 3.9
Energy Services                                 3.7
Energy Sources                                  3.7
Medical Products                                3.7
Retail                                          3.7
Leisure & Tourism                               3.5
Telecommunications                              3.4
Real Estate Investment Trusts                   3.3
Computer Software                               3.2
Metals & Minerals                               2.9
Aerospace & Military Technology                 2.7
Computer Services                               2.5
Insurance                                       1.9
Broadcasting & Media                            1.4
Automotive                                      1.3
Computers & Business Equipment                  1.3
Apparel & Textiles                              1.1
Transportation                                  1.1
Chemicals                                       1.0
Food, Beverage & Tobacco                        1.0
Forest Products                                 0.8
Gas & Pipeline Utilities                        0.6
Internet Content                                0.6
Real Estate Companies                           0.6
Electric Utilities                              0.5
Housing & Household Durables                    0.5
Household & Personal Products                   0.4
Internet Software                               0.4
Entertainment Products                          0.3
Multi-Industry                                  0.3
Communication Equipment                         0.1
Education                                       0.1
U.S. Government Agencies                        0.1
                                               ----
                                               99.4%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 89.1%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.6%

APPAREL & TEXTILES -- 1.1%
Carter's, Inc.+                                                                           680   $        38,624
Cherokee, Inc.                                                                            260             9,095
DEB Shops, Inc.                                                                         6,359           138,245
Deckers Outdoor Corp.+                                                                    376             9,047
DHB Industries, Inc.+                                                                   1,023             4,286
Dixie Group, Inc.+                                                                        396             6,312
Finish Line, Inc., Class A                                                              1,557            22,717
Fossil, Inc.+                                                                           1,790            32,560
G & K Services, Inc., Class A                                                             717            28,243
Genesco, Inc.+                                                                            835            31,095
Goody's Family Clothing, Inc.                                                             694             5,254
Guess?, Inc.+                                                                             595            12,751
Hot Topic, Inc.+                                                                        1,657            25,451
Innovo Group, Inc.+                                                                       940             1,852
K-Swiss, Inc., Class A                                                                    922            27,263
Kellwood Co.                                                                            1,027            26,548
Kenneth Cole Productions, Inc., Class A                                                   335             9,142
Oakley, Inc.                                                                              899            15,589
Oxford Industries, Inc.                                                                   517            23,327
Perry Ellis International, Inc.+                                                          350             7,609
Phillips-Van Heusen                                                                     1,199            37,193
Quiksilver, Inc.+                                                                      21,100           304,895
Russell Corp.                                                                           1,217            17,087
Skechers USA, Inc., Class A+                                                              827            13,538
Steven Madden, Ltd.+                                                                      481            11,024
Stride Rite Corp.                                                                       1,339            17,166
Timberland Co., Class A+                                                               11,200           378,336
UniFirst Corp.                                                                            343            12,029
Warnaco Group, Inc.+                                                                    1,710            37,466
Weyco Group, Inc.                                                                         214             4,173
Wolverine World Wide, Inc.                                                              2,140            45,047

AUTOMOTIVE -- 1.3%
A.S.V., Inc.+                                                                             652            14,768
Aftermarket Technology Corp.+                                                             788            14,491
America's Car Mart, Inc.+                                                                 331             5,938
American Axle & Manufacturing Holdings, Inc.                                            1,584            36,559
ArvinMeritor, Inc.                                                                      2,593            43,355
Asbury Automotive Group, Inc.+                                                            479             8,157
Autobytel, Inc.+                                                                        1,545             7,740
Bandag, Inc.                                                                              416            17,830
Commercial Vehicle Group, Inc.+                                                           506            10,596
Cooper Tire & Rubber Co.                                                               13,465           205,610
CSK Auto Corp.+                                                                         1,670            24,850
Cummins, Inc.                                                                           3,100           272,769
Dollar Thrifty Automotive Group, Inc.+                                                    930            31,313

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Group 1 Automotive, Inc.+                                                                 775   $        21,390
Harris & Harris Group, Inc.+                                                              638             7,082
Keystone Automotive Industries, Inc.+                                                     583            16,796
Lear Corp.                                                                             13,400           455,198
Lithia Motors, Inc., Class A                                                              570            16,519
Midas, Inc.+                                                                              592            11,769
Modine Manufacturing Co.                                                                1,287            47,207
Monro Muffler Brake, Inc.+                                                                388            10,193
Navistar International Corp.+                                                           2,900            94,047
Noble International, Ltd.                                                                 275             6,644
Pep Boys-Manny, Moe & Jack                                                              2,044            28,289
R&B, Inc.+                                                                                367             3,762
Rush Enterprises, Inc.+                                                                   764            11,674
Sonic Automotive, Inc.                                                                  1,087            24,153
Standard Motor Products, Inc.                                                             551             4,469
Strattec Security Corp.+                                                                  140             7,259
Superior Industries International, Inc.                                                   820            17,646
Tenneco Automotive, Inc.+                                                               1,613            28,244
Titan International, Inc.                                                                 480             6,590
United Auto Group, Inc.                                                                   988            32,643
Visteon Corp.                                                                           4,759            46,543
Wabash National Corp.                                                                   1,151            22,629

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Bassett Furniture Industries, Inc.                                                        383             7,132
Ethan Allen Interiors, Inc.                                                             1,291            40,473
Furniture Brands International, Inc.                                                   13,613           245,442
La-Z-Boy, Inc.                                                                          1,929            25,444
Levitt Corp., Class A                                                                     608            13,948
Libbey, Inc.                                                                              512             7,782
M/I Homes, Inc.                                                                           459            24,905
Maytag Corp.                                                                            2,947            53,812
National Presto Industries, Inc.                                                          175             7,492
NCI Building Systems, Inc.+                                                               769            31,368
Palm Harbor Homes, Inc.+                                                                  353             6,859
Select Comfort Corp.+                                                                   1,335            26,673
Skyline Corp.                                                                             252            10,241
Stanley Furniture Co., Inc.                                                               481            12,597
Technical Olympic USA, Inc.                                                               552            14,440
Walter Industries, Inc.                                                                 1,340            65,553
WCI Communities, Inc.+                                                                  1,284            36,427
Winnebago Industries, Inc.                                                              1,234            35,749

RETAIL -- 3.7%
1-800 Contacts, Inc.+                                                                     316             5,925
1-800-FLOWERS.COM, Inc., Class A+                                                         938             6,575
99 Cents Only Stores+                                                                   1,573            14,550
A. C. Moore Arts & Crafts, Inc.+                                                          536            10,280
Aaon, Inc.+                                                                               325             5,974
Aeropostale, Inc.+                                                                      2,052            43,605
American Woodmark Corp.                                                                   419            14,078
Big 5 Sporting Goods Corp.                                                                751            17,919
Big Lots, Inc.+                                                                         4,200            46,158

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
BJ's Restaurants, Inc.+                                                                   530   $        10,828
Blair Corp.                                                                                93             3,431
Blockbuster, Inc., Class A                                                              7,041            33,445
Blue Nile, Inc.+                                                                       11,447           362,183
Bombay Co., Inc.+                                                                       1,329             5,861
Bon-Ton Stores, Inc.                                                                      237             4,603
Brookstone, Inc.+                                                                         753            15,015
Brown Shoe Co., Inc.                                                                      675            22,275
Buckle, Inc.                                                                            6,085           206,707
Build-A-Bear Workshop, Inc.+                                                              354             7,894
Burlington Coat Factory Warehouse Corp.                                                   614            23,357
Cabelas, Inc., Class A+                                                                 1,140            20,942
Cache, Inc.+                                                                              456             6,945
Casey's General Stores, Inc.                                                            1,856            43,059
Cash America International, Inc.                                                        1,083            22,472
Casual Male Retail Group, Inc.+                                                           961             6,612
Cato Corp., Class A                                                                    23,080           459,984
Charlotte Russe Holding, Inc.+                                                            552             7,353
Charming Shoppes, Inc.+                                                                 4,431            47,279
Children's Place Retail Stores, Inc.+                                                     778            27,728
Christopher & Banks Corp.                                                               1,323            18,350
Citi Trends, Inc.+                                                                        150             3,275
CNS, Inc.                                                                                 523            13,635
Coldwater Creek, Inc.+                                                                  1,315            33,164
Color Kinetics, Inc.+                                                                     483             7,245
Conn's, Inc.+                                                                             176             4,879
Cost Plus, Inc.+                                                                          814            14,774
Design Within Reach, Inc.+                                                                441             3,982
Dillard's, Inc., Class A                                                                9,300           194,184
Dress Barn, Inc.+                                                                         791            18,003
Electronics Boutique Holdings Corp.+                                                      433            27,210
First Cash Financial Services, Inc.+                                                      472            12,423
Fred's, Inc.                                                                            1,472            18,415
Graphic Packaging Corp.+                                                                2,409             6,745
Greg Manning Auctions, Inc.                                                               222             3,696
Guitar Center, Inc.+                                                                      957            52,836
Gymboree Corp.+                                                                        27,153           370,367
Haverty Furniture Cos., Inc.                                                              720             8,806
Hibbett Sporting Goods, Inc.+                                                           1,257            27,968
HomeStore, Inc.+                                                                        5,446            23,690
Insight Enterprises, Inc.+                                                              1,790            33,294
J. Jill Group, Inc.+                                                                      745            11,786
Jo-Ann Stores, Inc.+                                                                      851            14,722
Jos. A. Bank Clothiers, Inc.+                                                             498            21,524
Knoll, Inc.                                                                               407             7,468
Lifetime Brands, Inc.                                                                     266             7,139
Linens 'N Things, Inc.+                                                                10,974           293,006
Longs Drug Stores Corp.                                                                 1,137            48,766
Mannatech, Inc.                                                                           583             6,909
Martha Stewart Living Omnimedia, Inc., Class A+                                           830            20,767
Movado Group, Inc.                                                                        678            12,692
Movie Gallery, Inc.                                                                       926             9,621

                                                                                                    VALUE
COMMON STOCK (CONTINUED)                                                           SHARES          (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Nautilus, Inc.                                                                          1,231   $        27,168
Neiman Marcus Group, Inc., Class A                                                      6,200           619,690
NetFlix, Inc.+                                                                          1,354            35,190
New York & Co., Inc.+                                                                     482             7,905
Nu Skin Enterprises, Inc., Class A                                                      2,081            39,643
Pacific Sunwear of California+                                                          2,792            59,860
Pantry, Inc.+                                                                             629            23,506
Parlux Fragrances, Inc.+                                                                  231             6,731
Party City Corp.+                                                                         432             7,309
Pathmark Stores, Inc.+                                                                  1,112            12,532
Payless ShoeSource, Inc.+                                                               2,483            43,204
Petco Animal Supplies, Inc.+                                                            2,131            45,092
Pier 1 Imports, Inc.                                                                    3,184            35,884
Provide Commerce, Inc.+                                                                   296             7,184
RC2 Corp.+                                                                                664            22,417
Regis Corp.                                                                             1,664            62,932
Restoration Hardware, Inc.+                                                               982             6,206
Retail Ventures, Inc.+                                                                    616             6,764
Ruddick Corp.                                                                           1,264            29,135
School Specialty, Inc.+                                                                   843            41,122
Sharper Image Corp.+                                                                      431             5,431
Shoe Carnival, Inc.+                                                                      275             4,375
ShopKo Stores, Inc.+                                                                    1,102            28,123
Smart & Final, Inc.+                                                                      492             6,366
Spartan Stores, Inc.+                                                                     769             7,921
Sports Authority, Inc.+                                                                   957            28,174
Stage Stores, Inc.                                                                      1,015            27,273
Stein Mart, Inc.                                                                          953            19,346
Syms Corp.                                                                                241             3,227
Talbots, Inc.                                                                             847            25,342
TBC Corp.+                                                                                830            28,627
Too, Inc.+                                                                              1,270            34,836
Topps Co., Inc.                                                                         1,312            10,772
Tractor Supply Co.+                                                                     1,214            55,419
Trans World Entertainment Corp.+                                                          717             5,657
Tuesday Morning Corp.                                                                     955            24,706
Weis Markets, Inc.                                                                        526            21,045
West Marine, Inc.+                                                                        504             7,449
Wet Seal, Inc., Class A+                                                                1,582             7,119
Wild Oats Markets, Inc.+                                                                1,057            13,593
Wilsons The Leather Experts, Inc.+                                                        700             4,270
World Fuel Services Corp.                                                                 845            27,420
Yankee Candle Co., Inc.                                                                 1,679            41,136
Zale Corp.+                                                                             1,867            50,745
Zumiez, Inc.+                                                                             115             3,752
                                                                                                ---------------
                                                                                                      8,119,999
                                                                                                ---------------

CONSUMER STAPLES -- 1.4%

FOOD, BEVERAGE & TOBACCO -- 1.0%
Alliance One International, Inc.*                                                       3,202            11,335
American Italian Pasta Co., Class A                                                       682             7,270

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Boston Beer Co., Inc., Class A+                                                           357   $         8,925
Central European Distribution Corp.+                                                      506            21,550
Chiquita Brands International, Inc.                                                     1,542            43,099
Coca-Cola Bottling Co.                                                                    172             8,418
Corn Products International, Inc.                                                       2,781            56,093
Del Monte Foods Co.+                                                                   42,900           460,317
Farmer Brothers Co.                                                                       249             5,027
Flowers Foods, Inc.                                                                     1,854            50,577
Gold Kist, Inc.+                                                                        1,905            37,243
Great Atlantic & Pacific Tea Co., Inc.+                                                   646            18,321
Green Mountain Coffee, Inc.+                                                              163             5,669
Hain Celestial Group, Inc.+                                                             1,080            20,952
Hansen Natural Corp.+                                                                     552            25,988
Ingles Markets, Inc., Class A                                                             413             6,525
J & J Snack Foods Corp.                                                                   232            13,410
John B. Sanfilippo & Son, Inc.+                                                           291             5,092
Lancaster Colony Corp.                                                                    956            41,108
Lance, Inc.                                                                             1,103            19,258
M&F Worldwide Corp.+                                                                      398             6,189
Maui Land & Pineapple Co., Inc.+                                                          126             3,784
Nash Finch Co.                                                                            472            19,914
National Beverage Corp.+                                                                  279             2,165
Peet's Coffee & Tea, Inc.+                                                                505            15,463
Performance Food Group Co.+                                                             1,737            54,820
Ralcorp Holdings, Inc.                                                                  1,096            45,944
Ryan's Restaurant Group, Inc.+                                                          1,553            18,123
Sanderson Farms, Inc.                                                                     662            24,600
Seaboard Corp.                                                                             13            17,849
Sensient Technologies Corp.                                                             1,747            33,106
Tootsie Roll Industries, Inc.                                                             924            29,337
United Natural Foods, Inc.+                                                             1,511            53,429
Universal Corp.                                                                           948            36,811
Vector Group, Ltd.                                                                        968            19,370

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Blyth, Inc.                                                                               982            21,889
Central Garden & Pet Co.+                                                                 713            32,263
Chattem, Inc.+                                                                            658            23,359
CSS Industries, Inc.                                                                      219             7,122
Elizabeth Arden, Inc.+                                                                    941            20,307
Genlyte Group, Inc.+                                                                      887            42,647
Hooker Furniture Corp.                                                                    387             6,432
Inter Parfums, Inc.                                                                       161             3,170
Jarden Corp.+                                                                           1,621            66,574
Kimball International, Inc., Class B                                                      824             9,962
Natures Sunshine Products, Inc.                                                           414             9,621
NBTY, Inc.+                                                                             2,057            48,340
Playtex Products, Inc.+                                                                 1,496            16,456
Rent-Way, Inc.+                                                                           971             6,671
Revlon, Inc., Class A+                                                                  5,366            17,279
Russ Berrie & Co., Inc.                                                                   435             6,142
Tupperware Corp.                                                                        1,963            44,717

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Ultralife Batteries, Inc.+                                                                533   $         6,886
Water Pik Technologies, Inc.+                                                             450             9,135
WD-40 Co.                                                                                 617            16,357
                                                                                                ---------------
                                                                                                      1,662,410
                                                                                                ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Corinthian Colleges, Inc.+                                                              3,365            44,654
Learning Tree International, Inc.+                                                        332             4,382
Renaissance Learning, Inc.                                                                292             5,198
Strayer Education, Inc.                                                                   541            51,135
Universal Technical Institute, Inc.+                                                      791            28,167
                                                                                                ---------------
                                                                                                        133,536
                                                                                                ---------------

ENERGY -- 7.4%

ENERGY SERVICES -- 3.7%
Atlas America, Inc.+                                                                      447            21,836
ATP Oil & Gas Corp.+                                                                      672            22,068
Atwood Oceanics, Inc.+                                                                    489            41,179
Bill Barrett Corp.+                                                                       481            17,710
Bois d'Arc Energy, Inc.+                                                                  498             8,571
Brigham Exploration Co.+                                                                  940            12,079
CAL Dive International, Inc.+                                                           1,432            90,803
CARBO Ceramics, Inc.                                                                      721            47,579
Carrizo Oil & Gas, Inc.+                                                                  695            20,363
Cheniere Energy, Inc.+                                                                  1,771            73,249
China Energy Savings Technology, Inc.+                                                     49               294
Crosstex Energy, Inc.                                                                     227            14,519
Delta Petroleum Corp.+                                                                  1,132            23,546
Endeavour International Corp.+                                                          2,077            10,385
FX Energy, Inc.+                                                                        1,281            15,334
Gasco Energy, Inc.+                                                                     2,375            15,794
Giant Industries, Inc.+                                                                   495            28,977
Goodrich Petroleum Corp.+                                                                 378             8,872
Hornbeck Offshore Services, Inc.+                                                      25,730           942,490
Lufkin Industries, Inc.                                                                   522            22,733
Markwest Hydrocarbon, Inc.                                                                208             5,200
Newpark Resources, Inc.+                                                                3,114            26,220
Oceaneering International, Inc.+                                                          960            51,274
Parallel Petroleum Corp.+                                                               1,153            16,142
Parker Drilling Co.+                                                                    3,541            32,825
PetroCorp, Inc.*(1)(2)                                                                    154                 0
Pioneer Drilling Co.+                                                                     730            14,250
Quantum Fuel Systems Technologies+                                                      1,671             6,851
Resource America, Inc., Class A                                                           588            10,425
RPC, Inc.                                                                                 543            13,988
SEACOR Holdings, Inc.+                                                                    666            48,338
Sierra Pacific Resources+                                                               4,348            64,568
South Jersey Industries, Inc.                                                           1,034            30,131
Southwest Gas Corp.                                                                     1,391            38,099
Spinnaker Exploration Co.+                                                                929            60,097

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
St. Mary Land & Exploration Co.                                                         2,117   $        77,482
Stone Energy Corp.+                                                                       885            54,020
Superior Energy Services, Inc.+                                                         2,873            66,338
Swift Energy Co.+                                                                       1,048            47,946
Syntroleum Corp.+                                                                       1,444            21,025
TETRA Technologies, Inc.+                                                               1,254            39,150
Tipperary Corp.+                                                                          668             4,923
Todco, Class A+                                                                        49,052         2,045,959
Toreador Resources Corp.+                                                                 526            18,620
TransMontaigne, Inc.+                                                                   1,355            10,826
Tri-Valley Corp.+                                                                         823             8,189
UIL Holding Corp.                                                                         542            28,352
Unisource Energy Corp.                                                                  1,278            42,481
Universal Compression Holdings, Inc.+                                                     657            26,129
Veritas DGC, Inc.+                                                                      1,252            45,848
W&T Offshore, Inc.                                                                        468            15,177
W-H Energy Services, Inc.+                                                              1,034            33,522
Warren Resources, Inc.+                                                                   696            11,658
WGL Holdings, Inc.                                                                      1,801            57,866
Whiting Petroleum Corp.+                                                                1,102            48,312

ENERGY SOURCES -- 3.7%
Berry Petroleum Co., Class A                                                              634            42,281
Cabot Oil & Gas Corp.                                                                   1,809            91,373
Callon Petroleum Co.+                                                                     463             9,691
Cimarex Energy Co.+                                                                     3,006           136,262
Clayton Williams Energy, Inc.+                                                            208             8,986
Comstock Resources, Inc.+                                                               1,506            49,412
Covanta Holding Corp.+                                                                  3,981            53,465
Denbury Resources, Inc.+                                                                8,500           428,740
Dril-Quip, Inc.+                                                                          261            12,528
Edge Petroleum Corp.+                                                                     633            16,705
Encore Acquisition Co.+                                                                 1,823            70,824
Energy Partners, Ltd.+                                                                  1,235            38,557
Evergreen Solar, Inc.+                                                                  1,461            13,631
Foundation Coal Holdings, Inc.                                                            878            33,759
Frontier Oil Corp.                                                                      2,027            89,897
FuelCell Energy, Inc.+                                                                  1,782            19,548
Global Industries, Ltd.+                                                               92,262         1,359,942
Grey Wolf, Inc.+                                                                        7,058            59,499
Gulf Islands Fabrication, Inc.                                                            345             9,919
Hanover Compressor Co.+                                                                 2,897            40,152
Harvest Natural Resources, Inc.+                                                        1,392            14,936
Holly Corp.                                                                               810            51,824
Houston Exploration Co.+                                                                1,060            71,285
Hydril Co.+                                                                               702            48,185
James River Coal Co.+                                                                     485            24,478
KCS Energy, Inc.+                                                                       1,842            50,710
KFX, Inc.+                                                                              2,175            37,236
McMoRan Exploration Co.+                                                                  763            14,833
Meridian Resource Corp.+                                                                3,202            13,352
National-Oilwell Varco, Inc.+                                                           7,535           495,803

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Newfield Exploration Co.+                                                               5,600   $       274,960
Oil States International, Inc.+                                                         1,504            54,610
Ormat Technologies, Inc.                                                                  266             5,887
Pacific Ethanol, Inc.+                                                                    115             1,187
Penn Virginia Corp.                                                                       685            39,531
PetroHawk Energy Corp.+                                                                 1,589            22,897
Petroleum Development Corp.+                                                              614            23,541
Petroquest Energy, Inc.+                                                                1,506            15,723
Plug Power, Inc.+                                                                       1,622            11,030
Remington Oil & Gas Corp.+                                                                863            35,814
Superior Well Services, Inc.+                                                           4,100            94,710
XTO Energy, Inc.                                                                       11,866           537,767
                                                                                                ---------------
                                                                                                      9,086,082
                                                                                                ---------------

FINANCE -- 12.1%

BANKS -- 7.6%
1st Source Corp.                                                                          433            10,024
ABC Bancorp                                                                               438             8,405
Alabama National Bancorp                                                                  503            32,162
AMCORE Financial, Inc.                                                                  9,483           295,964
Amegy Bancorp., Inc.                                                                    2,595            58,725
AmericanWest Bancorp+                                                                     384             8,878
Ames National Corp.                                                                       311             8,584
Anchor BanCorp Wisconsin, Inc.                                                            841            24,793
BancFirst Corp.                                                                           145            12,325
Bancorp, Inc.+                                                                            335             5,357
BancorpSouth, Inc.                                                                      2,895            66,151
Banctrust Financial Group, Inc.                                                         3,947            76,098
Bank Corp.+                                                                               495             5,346
Bank Mutual Corp.                                                                       2,116            22,684
Bank of the Ozarks, Inc.                                                                  420            14,419
BankAtlantic Bancorp, Inc., Class A                                                     1,620            27,524
Bankrate, Inc.+                                                                           351             9,628
Bankunited Financial Corp., Class A                                                       958            21,909
Banner Corp.                                                                              388            10,336
Boston Private Financial Holdings, Inc.                                                 1,036            27,495
Brookline Bancorp, Inc.                                                                 2,280            36,070
Camden National Corp.                                                                     283            10,661
Capital City Bank Group, Inc.                                                             430            16,215
Capital Corp. of the West                                                                 343            10,479
Capital Crossing Bank+                                                                    218             7,573
Capitol Bancorp, Ltd.                                                                     461            14,936
Cardinal Financial Corp.+                                                                 900             8,685
Cascade Bancorp                                                                           623            13,014
Cathay General Bancorp                                                                  1,682            59,644
Center Financial Corp.                                                                    412             9,682
Central Coast Bancorp+                                                                    427             9,099
Charter Financial Corp.                                                                   145             4,943
Chemical Financial Corp.                                                                  932            30,290
Chittenden Corp.                                                                        1,716            45,491
Citizens & Northern Corp.                                                                 304             8,117

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

BANKS (CONTINUED)
Citizens Banking Corp.                                                                  1,597   $        45,355
City Bank                                                                               1,388            47,511
City Holding Co.                                                                          665            23,780
Clifton Savings Bancorp, Inc.                                                             497             5,119
Coastal Financial Corp.                                                                   538             8,081
Cobiz, Inc.                                                                               542            10,087
Colony Bankcorp, Inc.                                                                     202             5,466
Columbia Bancorp                                                                          205             8,239
Columbia Banking Systems, Inc.                                                            579            15,187
Commercial Bankshares, Inc.                                                               173             6,503
Community Bancorp Nevada+                                                                 183             6,037
Community Bank Systems, Inc.                                                            1,123            25,380
Community Banks, Inc.                                                                     797            22,404
Community Trust Bancorp, Inc.                                                             550            17,699
Corus Bankshares, Inc.                                                                    691            37,888
Cullen/Frost Bankers, Inc.                                                              5,600           276,304
CVB Financial Corp.                                                                     1,741            32,383
Dime Community Bancshares                                                                 985            14,499
Enterprise Financial Services Corp.+                                                      286             6,069
Eurobancshares, Inc.+                                                                     341             5,084
F.N.B. Corp.                                                                            2,080            35,942
Farmers Capital Bank Corp.                                                                225             6,971
Fidelity Bankshares, Inc.                                                                 830            25,356
Financial Institutions, Inc.                                                              334             6,149
First Bancorp                                                                           2,531            42,825
First Bancorp NA                                                                          421             8,437
First Busey Corp.                                                                         517            10,066
First Charter Corp.                                                                    13,824           338,412
First Citizens BancShares, Inc., Class A                                                  223            38,055
First Commonwealth Financial Corp.                                                      2,586            34,471
First Community Bancorp                                                                   484            23,150
First Community Bancshares, Inc.                                                          373            10,944
First Defiance Financial Corp.                                                            260             7,132
First Financial Bancorp                                                                 1,303            24,236
First Financial Bankshares, Inc.                                                          680            23,684
First Financial Corp.                                                                     499            13,473
First Financial Holdings, Inc.                                                            457            14,039
First Indiana Corp.                                                                       395            13,458
First Merchants Corp.                                                                     684            17,668
First Midwest Bancorp, Inc.                                                             1,690            62,936
First Niagara Financial Group, Inc.                                                     4,276            61,745
First Oak Brook Bancshares, Inc.                                                          245             7,421
First Place Financial Corp.                                                               554            12,282
First Regional Bancorp+                                                                    90             7,091
First Republic Bank                                                                       801            28,219
First Security Group, Inc.+                                                            20,600           202,601
First South Bancorp, Inc.                                                                 179             5,962
First State Bancorp                                                                    12,168           257,840
FirstFed Financial Corp.+                                                                 611            32,878
Flagstar Bancorp, Inc.                                                                  1,280            20,608
Flushing Financial Corp.                                                                  711            11,639
FNB Corp.                                                                                 269             7,446

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

BANKS (CONTINUED)
Franklin Bank Corp.+                                                                   41,347   $       667,754
Fremont General Corp.                                                                   2,401            52,414
Frontier Financial Corp.                                                                  911            26,419
Glacier Bancorp, Inc.                                                                   1,155            35,655
Gold Banc Corp., Inc.                                                                   1,448            21,575
Great Southern Bancorp, Inc.                                                              385            11,519
Greater Bay Bancorp                                                                     1,892            46,619
Greene County Bancshares, Inc.                                                            241             6,237
Hancock Holding Co.                                                                       989            33,764
Hanmi Financial Corp.                                                                   1,476            26,494
Harbor Florida Bancshares, Inc.                                                           769            27,892
Harleysville National Corp.                                                             1,019            22,367
Hudson United Bancorp                                                                   1,655            70,056
IBERIABANK Corp.                                                                        2,604           138,403
Independent Bank Corp. (Massachusetts)                                                    569            17,286
Independent Bank Corp. (Michigan)                                                         821            23,842
Integra Bank Corp.                                                                        567            12,304
Interchange Financial Services Corp.                                                      632            10,908
Irwin Financial Corp.                                                                     673            13,722
ITLA Capital Corp.+                                                                       213            11,180
KNBT Bancorp, Inc.                                                                      1,217            18,949
Lakeland Bancorp, Inc.                                                                    676            10,363
Lakeland Financial Corp.                                                                  219             9,056
Macatawa Bank Corp.                                                                       377            12,897
MAF Bancorp, Inc.                                                                       1,194            48,954
Main Street Banks, Inc.                                                                   579            15,517
Mainsource Financial Group, Inc.                                                          438             7,766
MCG Capital Corp.                                                                       1,751            29,539
Mercantile Bank Corp.                                                                     280            11,981
Mid-State Bancshares                                                                      847            23,301
Midwest Banc Holdings, Inc.                                                             3,620            83,694
Nara Bancorp, Inc.                                                                        684            10,226
NASB Financial, Inc.                                                                      113             4,520
National Penn Bancshares, Inc.                                                          1,280            31,859
NBT Bancorp, Inc.                                                                       1,199            28,284
NewAlliance Bancshares, Inc.                                                            4,222            61,810
Northern Empire Bancshares+                                                               295             7,351
Northwest Bancorp, Inc.                                                                   726            15,428
OceanFirst Financial Corp.                                                                332             8,014
Old National Bancorp                                                                    2,527            53,623
Old Second Bancorp, Inc.                                                                  499            14,890
Omega Financial Corp.                                                                     467            13,090
Oriental Financial Group                                                                  784             9,596
Pacific Capital Bancorp                                                                13,395           445,920
Park National Corp.                                                                       450            48,721
Peapack Gladstone Financial Corp.                                                         307             8,424
Pennsylvania Commerce Bancorp, Inc.+                                                      163             5,816
Peoples Bancorp, Inc.                                                                     346             9,560
PFF Bancorp, Inc.                                                                         719            21,757
Pinnacle Financial Partners, Inc.+                                                        269             6,773
Placer Sierra Bancshares                                                                  248             6,813
Preferred Bank                                                                            153             6,149

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

BANKS (CONTINUED)
Premierwest Bancorp+                                                                      510   $         7,701
PrivateBancorp, Inc.                                                                      612            20,979
Prosperity Bancshares, Inc.                                                               791            23,928
Provident Bankshares Corp.                                                              1,219            42,397
Provident Financial Holdings, Inc.                                                        182             5,105
Provident Financial Services, Inc.                                                      2,684            47,238
R&G Financial Corp., Class B                                                            1,030            14,163
Renasant Corp.                                                                            384            12,154
Republic Bancorp, Inc.                                                                  2,591            36,637
Republic Bancorp, Inc., Class A                                                           266             5,565
Royal Bancshares of Pennsylvania, Inc., Class A                                           168             3,753
S&T Bancorp, Inc.                                                                         983            37,157
S.Y. Bancorp, Inc.                                                                        445            10,582
Sandy Spring Bancorp, Inc.                                                                542            18,265
Santander Bancorp                                                                         197             4,852
SCBT Financial Corp.                                                                      298             9,411
Seacoast Banking Corp. of Florida                                                         469            10,989
Security Bank Corp.                                                                       354             8,811
Sierra Bancorp                                                                            200             4,560
Signature Bank+                                                                        66,734         1,801,151
Simmons First National Corp., Class A                                                     532            15,173
Sound Federal Bancorp, Inc.                                                               412             6,885
Southside Bancshares, Inc.                                                                362             6,882
Southwest Bancorp, Inc.                                                                   503            11,051
State Bancorp, Inc.                                                                       363             6,505
Sterling Bancorp                                                                        7,479           168,352
Sterling Bancshares, Inc.                                                               1,673            24,610
Sterling Financial Corp. (Pennsylvania)                                                   945            19,042
Sterling Financial Corp. (Washington)                                                   1,279            28,841
Suffolk Bancorp                                                                           393            12,541
Summit Bankshares, Inc.                                                                   380             6,981
Summit Financial Group, Inc.                                                              190             5,178
Sun Bancorp, Inc.+                                                                        416             8,773
Susquehanna Bancshares, Inc.                                                            1,725            41,469
SVB Financial Group+                                                                    1,312            63,816
Taylor Capital Group, Inc.                                                                150             5,673
Texas Capital Bancshares, Inc.+                                                           826            17,470
Texas Regional Bancshares, Inc., Class A                                                1,522            43,818
Tompkins Trustco, Inc.                                                                  1,334            57,695
Trico Bancshares                                                                          448             9,641
TrustCo Bank Corp. NY                                                                   2,783            34,871
Trustmark Corp.                                                                         1,749            48,710
UCBH Holdings, Inc.                                                                     3,384            61,995
UMB Financial Corp.                                                                       578            37,963
Umpqua Holdings Corp.                                                                  16,844           409,646
Union Bankshares Corp.                                                                    324            13,537
United Bankshares, Inc.                                                                 1,384            48,371
United Community Banks, Inc.                                                            1,168            33,288
United Community Financial Corp.                                                        1,001            11,231
United Security Bancshares, Inc.                                                          214             5,872
Univest Corp. of Pennsylvania                                                             425            11,751
Unizan Financial Corp.                                                                    817            19,780

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

BANKS (CONTINUED)
USB Holding Co., Inc.                                                                     427   $         9,736
Vineyard National Bancorp                                                                 289             8,540
Virginia Commerce Bancorp, Inc.+                                                          338             9,153
Virginia Financial Group, Inc.                                                            265             9,553
W Holding Co., Inc.                                                                     4,040            38,622
Washington Trust Bancorp, Inc.                                                            438            11,909
Webster Financial Corp.                                                                 4,400           197,824
WesBanco, Inc.                                                                            840            23,100
West Bancorp., Inc.                                                                       618            11,445
West Coast Bancorp                                                                        547            13,675
Westamerica Bancorp                                                                     1,213            62,651
Western Sierra Bancorp+                                                                   246             8,472
Westfield Financial, Inc.                                                                 161             3,784
Wilshire Bancorp, Inc.                                                                    571             8,736
Wintrust Financial Corp.                                                                  868            43,626
WSFS Financial Corp.                                                                      216            12,720
Yardville National Bancorp                                                                316            11,139

FINANCIAL SERVICES -- 2.6%
Accredited Home Lenders Holding Co.+                                                      651            22,889
ACE Cash Express, Inc.+                                                                   420             8,194
Advance America Cash Advance Centers, Inc.                                              2,524            33,443
Advanta Corp., Class B                                                                    702            19,817
Advisory Board Co.+                                                                       710            36,948
American Equity Investment Life Holding Co.                                             1,215            13,790
Anworth Mtg. Asset Corp.                                                                1,752            14,489
Apollo Investment Corp.                                                                 2,304            45,619
Archipelago Holdings, Inc.+                                                             1,091            43,476
Ares Capital Corp.                                                                        857            13,952
Arrow Financial Corp.                                                                     390            10,577
Asset Acceptance Capital Corp.+                                                           330             9,890
ASTA Funding, Inc.                                                                        382            11,598
Bank of Granite Corp.                                                                     488             9,292
Berkshire Hills Bancorp, Inc.                                                             193             6,562
Beverly Hills Bancorp, Inc.                                                               508             5,212
BFC Financial Corp., Class A+                                                             734             5,123
BKF Capital Group, Inc.                                                                   251             7,763
Calamos Asset Management, Inc., Class A                                                   851            21,003
Candela Corp.+                                                                            835             8,200
Capital Southwest Corp.                                                                   102             8,687
CapitalSource, Inc.+                                                                   15,900           346,620
CBIZ, Inc.+                                                                             2,249            11,470
Central Pacific Financial Corp.                                                         7,523           264,659
CharterMac                                                                              1,492            30,586
Cohen & Steers, Inc.                                                                      310             6,200
Collegiate Funding Services, LLC+                                                         545             8,071
Commercial Capital Bancorp, Inc.                                                        1,637            27,829
Commercial Federal Corp.                                                                1,414            48,274
CompuCredit Corp.+                                                                        768            34,115
Delta Financial Corp.                                                                     400             2,920
Digi International, Inc.+                                                                 835             8,960
Direct General Corp.                                                                      590            11,641

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Doral Financial Corp.                                                                   3,185   $        41,628
E Loan, Inc.+                                                                           2,029             8,501
Encore Capital Group, Inc.+                                                               543             9,687
eSPEED, Inc., Class A+                                                                    774             5,867
Euronet Worldwide, Inc+                                                                 1,149            33,999
Federal Agricultural Mtg. Corp., Class C                                                  405             9,858
Financial Federal Corp.                                                                 5,944           236,571
First Acceptance Corp.+                                                                   628             6,349
Flanders Corp.+                                                                           485             5,888
GAMCO Investors, Inc,                                                                     264            12,104
GB&T Bancshares, Inc.                                                                     469             9,957
GFI Group, Inc.+                                                                          217             8,934
Gladstone Capital Corp.                                                                   418             9,426
Greenhill & Co., Inc.                                                                     442            18,427
Hartmarx Corp.+                                                                           954             6,249
Heartland Financial USA, Inc.                                                             392             7,617
Heritage Commerce Corp.+                                                                  439             9,131
Horizon Financial Corp.                                                                   374             8,228
Huron Consulting Group, Inc.+                                                             247             6,625
International Securities Exchange, Inc.+                                                3,918            91,681
Investment Technology Group, Inc.+                                                      1,466            43,394
Ipayment, Inc.+                                                                           454            17,179
Jackson Hewitt Tax Service, Inc.                                                        1,392            33,283
Jacuzzi Brands, Inc.+                                                                   2,836            22,858
Kearny Financial Corp.                                                                    807            10,087
Knight Capital Group, Inc.+                                                             3,972            33,007
LaBranche & Co., Inc.+                                                                  1,995            17,337
MarketAxess Holdings, Inc.+                                                            36,552           497,107
MB Financial, Inc.                                                                        812            31,652
MBT Financial Corp.                                                                       546            10,063
Metris Cos., Inc.+                                                                      2,152            31,484
MoneyGram International, Inc.                                                           3,194            69,342
Morningstar, Inc.+                                                                        314            10,048
Nasdaq Stock Market, Inc.+                                                              1,651            41,853
National Financial Partners Corp.                                                       1,304            58,863
NBC Capital Corp.                                                                         256             6,420
NCO Group, Inc.+                                                                        1,187            24,523
NGP Capital Resources Co.                                                                 643             9,684
Ocwen Financial Corp.+                                                                  1,272             8,828
OptionsXpress Holdings, Inc.                                                              763            14,528
Partners Trust Financial Group, Inc.                                                    1,846            21,266
Pennfed Financial Services, Inc.                                                          337             6,160
Piper Jaffray Cos.+                                                                       760            22,694
Portfolio Recovery Associates, Inc.+                                                    6,376           275,316
PRG Shultz International, Inc.+                                                         1,530             4,605
Provident New York Bancorp                                                              1,503            17,540
QC Holdings, Inc.+                                                                        273             3,560
Rockville Financial, Inc.+                                                                323             4,309
Sanders Morris Haris Group, Inc.                                                          469             7,668
State Financial Services Corp., Class A                                                   213             7,779
Stifel Financial Corp.+                                                                   311            11,165
SWS Group, Inc.                                                                           568             9,315

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Technology Investment Capital Corp.                                                       493   $         7,784
Tierone Corp.                                                                             671            17,654
TNS, Inc.+                                                                                482            11,688
Tower Group, Inc.                                                                         619             9,359
United Panam Financial Corp.+                                                             184             4,594
Universal American Financial Corp.+                                                       921            20,944
Viad Corp.                                                                                824            22,536
Waddell & Reed Financial, Inc., Class A                                                 2,815            54,498
World Acceptance Corp.+                                                                   702            17,838
Wright Express Corp.+                                                                   1,486            32,083

INSURANCE -- 1.9%
21st Century Insurance Group#                                                           1,190            18,980
Affirmative Insurance Holdings, Inc.                                                      356             5,183
Alfa Corp.                                                                              1,202            20,049
American Physicians Capital, Inc.+                                                        272            13,363
Argonaut Group, Inc.+                                                                   1,031            27,847
Baldwin & Lyons, Inc., Class B                                                            278             6,958
Bristol West Holdings, Inc.                                                               642            11,717
Ceres Group, Inc.+                                                                      1,278             7,195
Citizens, Inc.+                                                                         1,166             7,486
CNA Surety Corp.+                                                                      15,878           225,785
Crawford & Co., Class B                                                                   862             6,749
Delphi Financial Group, Inc., Class A                                                   1,031            48,251
Donegal Group, Inc., Class A                                                              350             7,595
EMC Insurance Group, Inc.                                                                 233             4,206
Enstar Group, Inc.+                                                                       120             7,787
FBL Financial Group, Inc., Class A                                                        480            14,376
FPIC Insurance Group, Inc.+                                                               376            13,532
Great American Financial Resources, Inc.                                                  313             6,260
Harleysville Group, Inc.                                                                  490            11,760
Hilb, Rogal & Hamilton Co.                                                              1,186            44,262
Horace Mann Educators Corp.                                                             1,586            31,371
Independence Holding Co.                                                                  171             3,112
Infinity Property & Casualty Corp.                                                        765            26,844
Kansas City Life Insurance Co.                                                            136             6,959
KMG America Corp.+                                                                        782             6,256
LandAmerica Financial Group, Inc.                                                         669            43,251
LifeCell Corp.+                                                                         1,082            23,404
Midland Co.                                                                             9,697           349,383
National Interstate Corp.+                                                                167             2,889
National Western Life Insurance Co., Class A+                                              82            17,323
Navigators Group, Inc.+                                                                   329            12,278
Odyssey Re Holdings Corp.                                                                 436            11,135
Ohio Casualty Corp.                                                                     2,316            62,810
Phoenix Cos., Inc.                                                                      3,514            42,871
PICO Holdings, Inc.+                                                                      294            10,331
PMA Capital Corp., Class A+                                                             1,177            10,334
PMI Group, Inc.                                                                         9,700           386,739
Presidential Life Corp.                                                                   758            13,644
ProAssurance Corp.+                                                                     1,034            48,257
RLI Corp.                                                                               5,933           274,461

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Safety Insurance Group, Inc.                                                              430   $        15,304
SeaBright Insurance Holdings, Inc.+                                                       298             3,856
Selective Insurance Group, Inc.                                                         1,049            51,296
State Auto Financial Corp.                                                                518            16,390
Stewart Information Services Corp.                                                        631            32,307
Triad Guaranty, Inc.+                                                                   4,530           177,667
UICI                                                                                    1,304            46,944
United Fire & Casualty Co.                                                                569            25,668
USI Holdings Corp.+                                                                     1,677            21,784
Zenith National Insurance Corp.                                                           589            36,924
                                                                                                ---------------
                                                                                                     14,946,086
                                                                                                ---------------

HEALTHCARE -- 12.8%

DRUGS -- 5.2%
Abgenix, Inc.+                                                                          3,318            42,072
Acadia Pharmaceuticals, Inc.+                                                             604             6,867
Adolor Corp.+                                                                           1,446            15,443
Alexion Pharmaceuticals, Inc.+                                                          1,033            28,593
Alkermes, Inc.+                                                                         3,341            56,129
Alpharma, Inc., Class A                                                                 1,465            36,435
Amylin Pharmaceuticals, Inc.+                                                           3,855           134,115
Andrx Corp.+                                                                            2,707            41,769
Antigenics, Inc.+                                                                       1,067             5,783
Applera Corp. - Celera Genomics Group+                                                  2,727            33,078
Arena Pharmaceuticals, Inc.+                                                            1,304            12,910
ARIAD Pharmaceuticals, Inc.+                                                            1,956            14,533
Arqule, Inc.+                                                                           1,166             9,130
Array Biopharma, Inc.+                                                                  1,164             8,357
AVANIR Pharmaceuticals, Class A+                                                        3,978            12,292
Barrier Therapeutics, Inc.+                                                               543             4,556
Bio-Rad Laboratories, Inc., Class A+                                                      650            35,743
BioMarin Pharmaceutical, Inc.+                                                         22,309           194,758
Caraco Pharmaceutical Laboratories, Ltd.+                                                 356             3,094
Connetics Corp.+                                                                        1,287            21,763
Cubist Pharmaceuticals, Inc.+                                                           1,969            42,412
CuraGen Corp.+                                                                          1,605             7,945
CV Therapeutics, Inc.+                                                                  8,705           232,859
Cypress Biosciences, Inc.+                                                             60,624           327,976
Dendreon Corp.+                                                                         2,191            14,702
Digene Corp.+                                                                             554            15,789
Discovery Laboratories, Inc.+                                                           1,979            12,765
Diversa Corp.+                                                                            864             5,003
Dov Pharmaceutical, Inc.+                                                                 842            14,297
Durect Corp.+                                                                           1,333             9,131
DUSA Pharmaceuticals, Inc.+                                                             5,226            55,396
EGL, Inc.+                                                                              1,564            42,463
Encysive Pharmaceuticals, Inc.+                                                         2,149            25,315
Enzo Biochem, Inc.+                                                                     1,016            15,606
Enzon Pharmaceuticals, Inc.+                                                            1,622            10,754
Exelixis, Inc.+                                                                         2,822            21,645
Eyetech Pharmaceuticals, Inc.+                                                          1,253            22,504

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                         SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
First Horizon Pharmaceutical Corp.+                                                     1,021   $        20,287
Geron Corp.+                                                                            2,050            21,053
HealthExtras, Inc.+                                                                       790            16,890
I-Flow Corp.+                                                                             737            10,104
ICOS Corp.+                                                                             2,361            65,211
Idenix Pharmaceuticals, Inc.+                                                             461            11,571
Illumina, Inc.+                                                                         1,327            16,999
ImmunoGen, Inc.+                                                                        1,517            11,135
Incyte Corp.+                                                                           3,074            14,448
Inspire Phamaceutical, Inc.+                                                            1,556            11,826
Integra LifeSciences Holdings Corp.+                                                   56,560         2,163,986
Isis Pharmaceuticals, Inc.+                                                             2,128            10,746
Ista Pharmaceuticals, Inc.+                                                               505             3,353
KV Pharmaceutical Co., Class A+                                                         1,328            23,599
Marshall Edwards, Inc.+                                                                   276             1,604
Martek Biosciences Corp.+                                                               1,162            40,821
Maxygen, Inc.+                                                                            944             7,826
Medarex, Inc.+                                                                          4,093            38,965
Medicines Co.+                                                                         35,327           812,874
Medicis Pharmaceutical Corp., Class A                                                   2,007            65,348
MGI Pharma, Inc.+                                                                       2,654            61,865
Momenta Pharmaceuticals, Inc.+                                                            351             9,565
Myogen, Inc.+                                                                             677            15,909
Nanogen, Inc.+                                                                          1,767             5,672
Neopharm, Inc.+                                                                           636             7,886
Neurocrine Biosciences, Inc.+                                                           1,355            66,652
Neurogen Corp.+                                                                           840             5,779
New River Pharmaceuticals, Inc.+                                                          224            10,739
Northfield Laboratories, Inc.+                                                            868            11,197
Noven Pharmaceuticals, Inc.+                                                              871            12,194
NPS Pharmaceuticals, Inc.+                                                              1,435            14,508
Onyx Pharmaceuticals, Inc.+                                                             4,105           102,543
Pain Therapeutics, Inc.+                                                                1,033             6,498
Par Pharmaceutical Cos., Inc.+                                                         20,865           555,426
Parexel International Corp.+                                                              965            19,387
Penwest Pharmaceuticals Co.+                                                              804            14,094
Perrigo Co.                                                                             3,106            44,447
Pharmion Corp,+                                                                           907            19,782
Pozen, Inc.+                                                                              883             9,704
Prestige Brands Holdings, Inc.+                                                         1,036            12,763
Priority Healthcare Corp., Class B+                                                     1,297            36,134
Progenics Pharmaceuticals, Inc.+                                                          647            15,340
Regeneron Pharmaceuticals, Inc.+                                                        1,285            12,195
Renovis, Inc.+                                                                          7,812           105,696
Salix Pharmaceuticals, Ltd.+                                                            1,356            28,815
Star Scientific, Inc.+                                                                  1,337             4,492
SuperGen, Inc.+                                                                         1,893            11,926
Tanox, Inc.+                                                                              905            13,258
Tercica, Inc.+                                                                            412             4,647
Trimeris, Inc.+                                                                           656            10,063
United Therapeutics Corp.+                                                                837            58,423
Vertex Pharmaceuticals, Inc.+                                                           3,503            78,292

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
ViaCell, Inc.+                                                                            292   $         1,694
Zymogenetics, Inc.+                                                                       994            16,401

HEALTH SERVICES -- 3.9%
Aastrom Biosciences, Inc.+                                                              3,764             8,845
Adeza Biomedical Corp.+                                                                   155             2,699
Alliance Imaging, Inc.+                                                                   510             4,360
Allied Healthcare International, Inc.+                                                  1,124             6,351
Allscripts Heathcare Solutions, Inc.+                                                   5,542            99,867
Amedisys, Inc.+                                                                           572            22,308
America Service Group, Inc.+                                                              402             6,669
American Dental Partners, Inc.+                                                           295            10,006
American Healthways, Inc.+                                                              6,827           289,465
American Retirement Corp.+                                                              1,024            19,282
AMERIGROUP Corp.+                                                                      11,606           221,907
AMICAS, Inc.+                                                                           1,662             8,975
AMN Healthcare Services, Inc.+                                                            427             6,606
Amsurg Corp.+                                                                           1,091            29,850
Angelica Corp.                                                                            339             6,051
Apria Healthcare Group, Inc.+                                                          13,213           421,627
Beverly Enterprises, Inc.+                                                              4,049            49,600
Bio-Reference Laboratories, Inc.+                                                         375             6,484
Centene Corp.+                                                                          1,547            38,721
Cerner Corp.+                                                                           4,500           391,185
Conor Medsystems, Inc.+                                                                   308             7,238
Corvel Corp.+                                                                             229             5,487
Cotherix, Inc.+                                                                           463             6,459
Dendrite International, Inc.+                                                          13,475           270,713
Diagnostic Products Corp.                                                                 844            44,504
Drugstore.com, Inc.+                                                                    2,525             9,342
Eclipsys Corp.+                                                                         1,416            25,261
Genesis Healthcare Corp.+                                                                 733            29,555
Gentiva Health Services, Inc.+                                                            863            15,638
Healthcare Services Group, Inc.                                                           984            18,942
Horizon Health Corp.+                                                                     389            10,569
IDX Systems Corp.+                                                                        924            39,898
Introgen Therapeutics, Inc.+                                                              680             3,550
Intuitive Surgical, Inc.+                                                               1,285            94,178
Kindred Healthcare, Inc.+                                                               1,053            31,379
Laserscope+                                                                               734            20,684
LifePoint Hospitals, Inc.+                                                              2,800           122,444
Magellan Health Services, Inc.+                                                           996            35,009
Matria Healthcare, Inc.+                                                                  595            22,461
Medcath Corp.+                                                                            271             6,436
MedQuist, Inc.+                                                                        19,900           249,745
Merge Technologies, Inc.+                                                                 595            10,169
Meridian Bioscience, Inc.                                                                 621            12,855
Metrologic Instruments, Inc.+                                                             436             7,931
Micro Therapeutics, Inc.+                                                                 396             2,214
Molina Healthcare, Inc.+                                                                  409            10,221
Monogram Biosciences, Inc.+                                                             4,498            10,570
Nabi Biopharmaceuticals+                                                                2,176            28,506

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
National Dentex Corp.+                                                                 13,400   $       276,040
National Healthcare Corp.                                                                 233             8,155
NDCHealth Corp.                                                                         1,333            25,220
Nuvelo, Inc.+                                                                           1,554            14,918
OCA, Inc.+                                                                              1,357             2,035
Odyssey Healthcare, Inc.+                                                               1,276            21,654
Option Care, Inc.                                                                         801            11,727
Orchid Cellmark, Inc.+                                                                    905             7,692
PainCare Holdings, Inc.+                                                                1,598             5,992
Pediatrix Medical Group, Inc.+                                                          4,347           333,936
PRA International+                                                                        415            12,579
Psychiatric Solutions, Inc.+                                                              758            41,106
Radiation Therapy Services, Inc.+                                                         409            13,031
RehabCare Group, Inc.+                                                                 15,819           324,606
Res-Care, Inc.+                                                                           747            11,496
Sierra Health Services, Inc.+                                                           5,700           392,559
SonoSite, Inc.+                                                                           570            16,918
Specialty Laboratories, Inc.+                                                             282             3,731
StemCells, Inc.+                                                                        2,312            12,762
Stratagene Corp.+                                                                         275             2,478
Sunrise Senior Living, Inc.+                                                              612            40,845
Symbion, Inc.+                                                                            641            16,583
Threshold Pharmaceuticals, Inc.+                                                          207             2,826
U.S. Physical Therapy, Inc.+                                                              440             7,990
United Surgical Partners International, Inc.+                                           9,549           373,461
Vistacare, Inc., Class A+                                                                 408             5,904
WellCare Health Plans, Inc.+                                                              688            25,490

MEDICAL PRODUCTS -- 3.7%
Abaxis, Inc.+                                                                             732             9,553
ABIOMED, Inc.+                                                                            703             7,079
Advanced Neuromodulation Systems, Inc.+                                                30,734         1,458,636
Align Technology, Inc.+                                                                 2,273            15,275
American Medical Systems Holdings, Inc.+                                                2,554            51,463
AngioDynamics, Inc.+                                                                       86             1,806
Animas Corp.+                                                                           9,354           146,858
Arrow International, Inc.                                                                 783            22,081
ArthroCare Corp.+                                                                         897            36,077
Aspect Medical Systems, Inc.+                                                             601            17,808
AtheroGenics, Inc.+                                                                     1,394            22,346
Bentley Pharmaceuticals, Inc.+                                                         23,875           285,306
Bioenvision, Inc.+                                                                      1,495            12,005
BioScrip, Inc.+                                                                         1,366             8,879
Biosite, Inc.+                                                                            625            38,662
Bruker BioSciences Corp.+                                                               1,383             6,058
Caliper Life Sciences, Inc.+                                                            1,013             7,121
Cantel Medical Corp.+                                                                     417             8,774
Cell Genesys, Inc.+                                                                     1,679             9,201
Cell Therapeutics, Inc.+                                                                2,388             6,830
Cepheid, Inc.+                                                                          1,570            11,602
CONMED Corp.+                                                                           1,086            30,278
Curis, Inc.+                                                                            1,772             8,133

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Cyberonics, Inc.+                                                                         787   $        23,484
Datascope Corp.                                                                           433            13,432
Decode Genetics, Inc.+                                                                  2,017            16,923
DexCom, Inc.+                                                                             173             2,010
DJ Orthopedics, Inc.+                                                                     802            23,210
Encore Medical Corp.+                                                                   1,491             7,008
EPIX Pharmaceuticals, Inc.+                                                               860             6,622
Foxhollow Technologies, Inc.+                                                             513            24,424
Genitope Corp.+                                                                           882             6,121
GTX, Inc.+                                                                                281             2,616
Haemonetics Corp.+                                                                        957            45,486
Hayes Lemmerz International, Inc.+                                                      1,400             6,272
HealthTronics Surgical Services, Inc.+                                                  1,251            12,460
Hi-Tech Pharmacal Co., Inc.+                                                              190             5,715
Hologic, Inc.+                                                                            806            46,546
Human Genome Sciences, Inc.+                                                            4,831            65,653
ICU Medical, Inc.+                                                                        511            14,696
ID Biomedical Corp.+                                                                   19,600           588,980
Immucor, Inc.+                                                                          1,680            46,099
InterMune, Inc.+                                                                          925            15,309
Intralase Corp.+                                                                          481             7,076
Invacare Corp.                                                                          1,128            47,004
Inverness Medical Innovations, Inc.+                                                      633            16,793
IRIS International, Inc.+                                                                 607            11,193
Kensey Nash Corp.+                                                                        346            10,608
Keryx Biopharmaceuticals, Inc.+                                                         1,020            16,075
Kyphon, Inc.+                                                                           1,075            47,235
LabOne, Inc.+                                                                             646            28,101
LCA-Vision, Inc.                                                                          752            27,914
Lexicon Genetics, Inc.+                                                                 2,351             9,357
Lifeline Systems, Inc.+                                                                   453            15,144
Luminex Corp.+                                                                            944             9,478
Mannkind Corp.+                                                                           612             8,378
Medis Technologies, Ltd.+                                                                 549             9,855
Mentor Corp.                                                                            1,191            65,517
Merit Medical Systems, Inc.+                                                              983            17,438
Molecular Devices Corp.+                                                                  626            13,077
Myriad Genetics, Inc.+                                                                  1,138            24,877
Nastech Pharmaceutical, Inc.+                                                             665             9,403
Nektar Therapeutics+                                                                    3,142            53,257
Neurometrix, Inc.+                                                                        211             6,281
NitroMed, Inc.+                                                                           608            10,944
NuVasive, Inc.+                                                                           565            10,588
OccuLogix, Inc.+                                                                          438             2,799
OraSure Technologies, Inc.+                                                             1,653            15,588
Palomar Medical Technologies, Inc.+                                                       624            16,368
PolyMedica Corp.                                                                        1,026            35,848
PSS World Medical, Inc.+                                                                2,390            31,883
Quality Systems, Inc.+                                                                    278            19,207
Rigel Pharmaceuticals, Inc.+                                                              872            20,727
Savient Pharmaceuticals, Inc.+                                                          2,248             8,475
Seattle Genetics, Inc.+                                                                   978             5,135

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Serologicals Corp.+                                                                     1,286   $        29,012
Somanetics Corp.+                                                                         376             9,400
Stereotaxis, Inc.+                                                                        524             3,883
STERIS Corp.                                                                            2,563            60,974
SurModics, Inc.+                                                                          559            21,628
Sybron Dental Specialties, Inc.+                                                        1,483            61,663
Symmetry Medical, Inc.+                                                                   308             7,300
Techne Corp.+                                                                           3,500           199,430
Telik, Inc.+                                                                            1,922            31,444
ThermoGenesis Corp.+                                                                    1,696             8,989
Thoratec Corp.+                                                                         1,785            31,702
Tiens Biotech Group USA, Inc.+                                                            153               577
TriPath Imaging, Inc.+                                                                  1,118             7,893
USANA Health Sciences, Inc.+                                                              381            18,174
Ventana Medical Systems, Inc.+                                                          1,152            43,857
Viasys Healthcare, Inc.+                                                                1,153            28,813
Vital Images, Inc.+                                                                       454            10,106
Vital Signs, Inc.                                                                         203             9,356
Vnus Medical Technologies+                                                              9,591            99,938
West Pharmaceutical Services, Inc.                                                      1,150            34,120
Wright Medical Group, Inc.+                                                             1,073            26,482
Young Innovations, Inc.                                                                   176             6,663
Zoll Medical Corp.+                                                                       354             9,292
                                                                                                ---------------
                                                                                                     15,768,380
                                                                                                ---------------

INDUSTRIAL & COMMERCIAL -- 18.2%

AEROSPACE & MILITARY TECHNOLOGY -- 2.7%
AAR Corp.+                                                                              1,200            20,616
Alliant Techsystems, Inc.+                                                             19,800         1,478,070
Armor Holdings, Inc.+                                                                   1,277            54,924
BE Aerospace, Inc.+                                                                     2,108            34,929
Curtiss-Wright Corp.                                                                      799            49,306
DRS Technologies, Inc.                                                                 18,310           903,782
EDO Corp.                                                                                 586            17,598
Engineered Support Systems, Inc.                                                        1,532            62,873
Esterline Technologies Corp.+                                                             928            35,162
GenCorp, Inc.+                                                                          2,014            37,561
HEICO Corp.                                                                               796            18,467
HEICO Corp., Class A                                                                   10,900           194,020
Herley Industries, Inc.+                                                                  478             8,905
Innovative Solutions & Support, Inc.+                                                     494             7,672
Kaman Corp., Class A                                                                      819            16,748
Moog, Inc., Class A+                                                                    1,252            36,959
MTC Technologies, Inc.+                                                                   372            11,897
Orbital Sciences Corp.+                                                                24,255           303,187
Sequa Corp., Class A+                                                                     233            13,747
Sturm Ruger & Co., Inc.                                                                   784             7,213
Teledyne Technologies, Inc.+                                                            1,231            42,433
Triumph Group, Inc.+                                                                      588            21,856
United Industrial Corp.                                                                   384            13,728

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 5.2%
Aaron Rents, Inc.                                                                       1,441   $        30,477
ABM Industries, Inc.                                                                    1,460            30,383
Actuant Corp., Class A                                                                    990            46,332
Administaff, Inc.                                                                         727            28,891
Albany Molecular Research, Inc.+                                                          878            10,694
Alderwoods Group, Inc.+                                                                 1,483            24,292
Alico, Inc.                                                                               141             7,233
AMERCO, Inc.+                                                                             379            22,054
American Ecology Corp.                                                                    447             8,770
AMIS Holdings, Inc.+                                                                    1,625            19,272
Arbitron, Inc.                                                                          5,462           217,606
Aviall, Inc.+                                                                           1,238            41,820
Banta Corp.                                                                               918            46,717
Beacon Roofing Supply, Inc.+                                                              611            19,961
Bearingpoint, Inc.+                                                                     6,786            51,506
Bell Microproducts, Inc.+                                                               1,071            10,742
Black Box Corp.                                                                         8,323           349,233
BlueLinx Holdings, Inc.                                                                   359             4,825
Bowne & Co., Inc.                                                                       1,264            18,063
Brady Corp., Class A                                                                    1,524            47,153
Bright Horizons Family Solutions, Inc.+                                                 1,001            38,438
Brightpoint, Inc.+                                                                      1,005            19,236
Building Material Holding Corp.                                                           515            47,993
Calgon Carbon Corp.                                                                     1,250             9,875
Casella Waste Systems, Inc., Class A+                                                     715             9,388
Catalina Marketing Corp.                                                                6,139           139,601
CDI Corp.                                                                                 463            13,677
Central Parking Corp.                                                                     742            11,093
Cenveo, Inc.+                                                                           1,815            18,822
Chemed Corp.                                                                              935            40,523
CLARCOR, Inc.                                                                           1,905            54,712
Clark, Inc.                                                                               598            10,064
Clean Harbors, Inc.+                                                                      559            18,978
Cogent, Inc.+                                                                             885            21,019
Coinstar, Inc.+                                                                           939            17,381
Consolidated Graphics, Inc.+                                                              417            17,952
CoStar Group, Inc.+                                                                       601            28,079
CRA International, Inc.+                                                                  410            17,093
Cross Country Healthcare, Inc.+                                                        18,992           352,492
CSG Systems International, Inc.+                                                        1,862            40,424
Darling International, Inc.+                                                            2,364             8,345
DeVry, Inc.+                                                                            2,154            41,034
DiamondCluster International, Inc.+                                                     1,098             8,323
Duratek, Inc.+                                                                            516             9,432
Educate, Inc.+                                                                            677            10,155
Electro Rent Corp.+                                                                       664             8,353
EMCOR Group, Inc.+                                                                      5,268           312,392
EnerSys+                                                                                1,701            25,804
Ennis, Inc.                                                                               940            15,792
Exponent, Inc.+                                                                           295             9,260
Federal Signal Corp.                                                                    1,790            30,591
First Advantage Corp., Class A+                                                           127             3,734

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Forrester Research, Inc.+                                                                 479   $         9,973
FTD Group, Inc.+                                                                          492             5,092
FTI Consulting, Inc.+                                                                   1,595            40,290
Gartner, Inc., Class A+                                                                 2,055            24,023
Geo Group, Inc.+                                                                          376             9,964
Gevity HR, Inc.                                                                         1,023            27,867
Granite Construction, Inc.                                                              1,280            48,947
Handleman Co.                                                                             807            10,192
Harsco Corp.                                                                            5,100           334,407
Heidrick & Struggles International, Inc.+                                                 721            23,346
Hooper Holmes, Inc.                                                                     2,413             9,483
Hudson Highland Group, Inc.+                                                              888            22,173
Hughes Supply, Inc.                                                                     2,456            80,066
Infrasource Services, Inc.+                                                               477             6,940
Input/Output, Inc.+                                                                     2,584            20,620
Insituform Technologies, Inc., Class A+                                                   991            17,134
Intevac, Inc.+                                                                            753             7,763
John H. Harland Co.                                                                     6,716           298,190
Kelly Services, Inc., Class A                                                             678            20,787
Kforce, Inc.+                                                                           1,189            12,247
Korn/Ferry International+                                                               4,463            73,149
Labor Ready, Inc.+                                                                     21,384           548,500
Landauer, Inc.                                                                            331            16,219
Layne Christensen Co.+                                                                    352             8,290
LKQ Corp.+                                                                                521            15,734
Marlin Business Services, Inc.+                                                           238             5,484
Maximus, Inc.                                                                             708            25,311
McGrath Rentcorp                                                                          761            21,559
Mestek, Inc.+                                                                             110             1,360
Mine Safety Appliances Co.                                                              1,067            41,293
Mobile Mini, Inc.+                                                                        547            23,712
MPS Group, Inc.+                                                                        3,834            45,241
Navarre Corp.+                                                                            947             5,483
Navigant Consulting, Inc.+                                                              1,812            34,718
NuCo2, Inc.+                                                                              397            10,223
Odyssey Marine Exploration, Inc.+                                                       1,319             4,867
Overstock.com, Inc.+                                                                      421            16,145
Owens & Minor, Inc.                                                                     1,468            43,086
Patrick Industries, Inc.+                                                              17,800           190,460
Paxar Corp.+                                                                            1,298            21,871
Pegasus Solutions, Inc.+                                                               13,466           120,925
PHH Corp.+                                                                              1,944            53,382
Pre-Paid Legal Services, Inc.                                                             361            13,971
Providence Service Corp.+                                                                 349            10,676
Quanta Services, Inc.+                                                                  4,315            55,059
Resources Connection, Inc.+                                                             1,760            52,149
Rollins, Inc.                                                                           1,064            20,769
ScanSource, Inc.+                                                                         468            22,810
Senomyx, Inc.+                                                                            779            13,266
SFBC International, Inc.+                                                                 676            30,008
Sotheby's Holdings, Inc., Class A+                                                      1,509            25,230
Source Interlink Cos., Inc.+                                                            1,220            13,493

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
SOURCECORP, Inc.+                                                                         579   $        12,414
Spherion Corp.+                                                                         2,280            17,328
StarTek, Inc.                                                                             414             5,465
Stewart Enterprises, Inc., Class A                                                      3,931            26,063
TeleTech Holdings, Inc.+                                                                1,319            13,216
Tetra Tech, Inc.+                                                                       1,935            32,547
TRM Corp.+                                                                                400             6,076
United Rentals, Inc.+                                                                   2,490            49,078
United Stationers, Inc.+                                                                9,528           456,010
Universal Display Corp.+                                                                  869             9,689
UNOVA, Inc.+                                                                            1,812            63,384
URS Corp.+                                                                              1,510            60,989
ValueVision Media, Inc., Class A+                                                       1,010            11,463
Vertrue, Inc.+                                                                            282            10,251
Volt Information Sciences, Inc.+                                                          298             6,055
Waste Connections, Inc.+                                                                1,731            60,723
Waste Industries USA, Inc.                                                                217             2,886
Waste Services, Inc.+                                                                   2,360             8,732
Watsco, Inc.                                                                              793            42,116
Watson Wyatt & Co. Holdings                                                            13,309           358,678
WESCO International, Inc.+                                                              1,186            40,170

ELECTRICAL EQUIPMENT -- 4.4%
A.O. Smith Corp.                                                                          621            17,699
Acuity Brands, Inc.                                                                     1,632            48,421
Advanced Energy Industries, Inc.+                                                         787             8,468
Ametek, Inc.                                                                           34,900         1,499,653
Artesyn Technologies, Inc.+                                                             1,387            12,899
Asyst Technologies, Inc.+                                                               1,760             8,202
Axcelis Technologies, Inc.+                                                             3,705            19,340
Baldor Electric Co.                                                                     1,227            31,104
C&D Technologies, Inc.                                                                    937             8,817
Cabot Microelectronics Corp.+                                                           7,313           214,856
Crane Co.                                                                              14,615           434,650
ElkCorp                                                                                   746            26,684
Franklin Electric Co., Inc.                                                               822            34,023
General Cable Corp.+                                                                    1,462            24,562
KEMET Corp.+                                                                            3,199            26,808
LeCroy Corp.+                                                                             456             6,772
Littelfuse, Inc.+                                                                         829            23,320
Otter Tail Corp.                                                                        1,078            33,353
Power-One, Inc.+                                                                        2,758            15,279
Roper Industries, Inc.                                                                 74,400         2,923,176
Superior Essex, Inc.+                                                                     633            11,400
Vicor Corp.                                                                               709            10,741

MACHINERY -- 4.5%
AGCO Corp.+                                                                             3,344            60,861
Alamo Group, Inc.                                                                         228             4,519
Albany International Corp., Class A                                                    11,953           440,707
Applied Industrial Technologies, Inc.                                                   1,111            39,863
AptarGroup, Inc.                                                                        6,700           333,727
Astec Industries, Inc.+                                                                   581            16,495

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Blount International, Inc.+                                                             1,103   $        19,457
Briggs & Stratton Corp.                                                                 1,908            65,998
Bucyrus International, Inc., Class A                                                      752            36,946
Cascade Corp.                                                                             452            22,012
Cognex Corp.                                                                            1,532            46,067
Flowserve Corp.+                                                                        2,044            74,299
Formfactor, Inc.+                                                                       1,251            28,548
Gardner Denver, Inc.+                                                                     928            41,389
Gehl Co.+                                                                                 375            10,451
Global Power Equipment Group, Inc.+                                                     1,322             9,426
Gorman-Rupp Co.                                                                           339             8,153
IDEX Corp.                                                                             39,400         1,676,470
JLG Industries, Inc.                                                                    1,885            68,972
Kadant, Inc.+                                                                             514            10,311
Kennametal, Inc.                                                                        7,204           353,284
Kulicke & Soffa Industries, Inc.+                                                       1,915            13,884
Lawson Products, Inc.                                                                     169             6,206
Lincoln Electric Holdings, Inc.                                                         1,357            53,466
Lindsay Manufacturing Co.                                                               4,329            95,281
Lone Star Technologies, Inc.+                                                           1,104            61,371
Manitowoc Co., Inc.                                                                     1,113            55,928
Matthews International Corp., Class A                                                   5,482           207,165
Middleby Corp.+                                                                           188            13,630
NACCO Industries, Inc., Class A                                                           192            21,974
Nordson Corp.                                                                           1,028            39,095
Pentair, Inc.                                                                          12,000           438,000
Photon Dynamics, Inc.+                                                                    626            11,988
Presstek, Inc.+                                                                         1,081            14,031
Regal-Beloit Corp.                                                                        905            29,358
Robbins & Myers, Inc.                                                                     430             9,666
Sauer-Danfoss, Inc.                                                                    21,572           431,440
Snap-On, Inc.                                                                           6,200           223,944
Standex International Corp.                                                               457            12,033
Stewart & Stevenson Services, Inc.                                                      1,070            25,520
Tecumseh Products Co., Class A                                                            612            13,170
Tennant Co.                                                                               291            11,925
TurboChef Technologies, Inc.+                                                             473             7,374
Valence Technology, Inc.+                                                               1,546             4,190
Westinghouse Air Brake Technologies Corp.                                              13,032           355,513

MULTI-INDUSTRY -- 0.3%
Andersons, Inc.                                                                           246             7,203
Eagle Materials, Inc.                                                                     678            82,289
Enpro Industries, Inc.+                                                                   774            26,076
ESCO Technologies, Inc.+                                                                  940            47,066
Freightcar America, Inc.                                                                  310            12,642
Griffon Corp.+                                                                          1,078            26,519
Perini Corp.+#                                                                            713            12,977
Plexus Corp.+                                                                           1,603            27,395
Raven Industries, Inc.                                                                    578            16,906
Tredegar Corp.                                                                          1,060            13,790
Trinity Industries, Inc.                                                                1,520            61,545

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION -- 1.1%
ABX Air, Inc.+                                                                          2,155   $        17,671
Arkansas Best Corp.                                                                    10,638           370,947
Covenant Transport, Inc., Class A+                                                        312             3,775
Dynamex, Inc.+                                                                            428             6,694
Florida East Coast Industries, Inc., Class A                                            1,198            54,257
Forward Air Corp.                                                                       1,195            44,024
Frozen Food Express Industries+                                                           554             5,811
GATX Corp.                                                                              1,627            64,348
Genesee & Wyoming, Inc., Class A+                                                         861            27,294
Greenbrier Cos., Inc.                                                                     230             7,645
Gulfmark Offshore, Inc.+                                                                  548            17,684
Heartland Express, Inc.                                                                 1,681            34,192
Hub Group, Inc., Class A+                                                                 721            26,468
Interpool, Inc.                                                                           302             5,512
Kansas City Southern+                                                                   3,029            70,606
Kirby Corp.+                                                                            6,806           336,421
Knight Transportation, Inc.                                                             1,409            34,323
Maritrans, Inc.                                                                           315            10,080
Marten Transport, Ltd.+                                                                   367             9,285
Offshore Logistics, Inc.+                                                                 862            31,894
Old Dominion Freight Lines, Inc.+                                                         695            23,276
Pacer International, Inc.                                                               1,381            36,403
PAM Transportation Services, Inc.+                                                        230             3,717
Pinnacle Airlines Corp.+                                                                  719             4,674
RailAmerica, Inc.+                                                                      1,397            16,624
Republic Airways Holdings, Inc.+                                                          559             7,999
SCS Transportation, Inc.+                                                                 561             8,813
Sirva, Inc.+                                                                              868             6,475
U.S. Xpress Enterprises, Inc., Class A+                                                   372             4,338
Universal Truckload Services, Inc.+                                                       206             3,827
USA Truck, Inc.+                                                                          190             4,807
Werner Enterprises, Inc.                                                                1,891            32,695
                                                                                                ---------------
                                                                                                     22,376,333
                                                                                                ---------------

INFORMATION & ENTERTAINMENT -- 5.2%

BROADCASTING & MEDIA -- 1.4%
4Kids Entertainment, Inc.+                                                                493             8,573
Acxiom Corp.                                                                            3,252            60,877
ADVO, Inc.                                                                              1,156            36,171
aQuantive, Inc.+                                                                        2,095            42,172
Audiovox Corp., Class A+                                                                  631             8,821
Beasley Broadcast Group, Inc., Class A+                                                   275             3,864
Charter Communications, Inc., Class A+                                                 10,168            15,252
Citadel Broadcasting Corp.+                                                             1,621            22,256
Courier Corp.                                                                             365            13,651
Cox Radio, Inc., Class A+                                                               1,420            21,584
Crown Media Holdings, Inc., Class A+                                                      541             5,924
Cumulus Media, Inc., Class A+                                                           2,109            26,341
Emmis Communications Corp., Class A+                                                    1,183            26,132
Entercom Communications Corp.+                                                          1,333            42,110
Entravision Communications Corp., Class A+                                              2,831            22,280

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Fisher Communications, Inc.+                                                              245   $        11,407
Gemstar-TV Guide International, Inc.+                                                   9,107            26,957
Glenayre Technologies, Inc.+                                                            2,475             8,885
Gray Television, Inc.                                                                   1,599            16,933
Insight Communications Co., Inc., Class A+                                              1,856            21,585
Journal Communications, Inc., Class A                                                   1,033            15,392
Liberty Corp.                                                                             570            26,727
Lin TV Corp., Class A+                                                                  1,003            13,992
LodgeNet Entertainment Corp.+                                                             599             8,823
Macrovision Corp.+                                                                      1,866            35,641
Media General, Inc., Class A                                                              795            46,118
Mediacom Communications Corp., Class A+                                                 2,281            16,834
Outdoor Channel Holdings, Inc.+                                                           279             4,118
Playboy Enterprises, Inc., Class B+                                                       757            10,674
Polycom, Inc.+                                                                          3,625            58,616
Primedia, Inc.+                                                                         5,451            22,295
Radio One, Inc., Class D+                                                               3,093            40,673
Reader's Digest Assoc., Inc.                                                            3,683            58,818
Regent Communications, Inc.+                                                            1,413             7,432
Saga Communications, Inc., Class A+                                                       633             8,419
Salem Communications Corp., Class A+                                                      440             8,114
Scholastic Corp.+                                                                       1,217            44,980
Sinclair Broadcast Group, Inc., Class A                                                 1,627            14,432
Spanish Broadcasting System, Inc., Class A+                                             1,425            10,232
Thomas Nelson, Inc.                                                                       424             7,954
Valassis Communications, Inc.+                                                         20,048           781,471
Value Line, Inc.                                                                           50             1,957
Ventiv Health, Inc.+                                                                      989            25,922
World Wrestling Entertainment, Inc.                                                       754             9,802
WPT Enterprises, Inc.+                                                                    213             1,879

ENTERTAINMENT PRODUCTS -- 0.3%
Applied Films Corp.+                                                                      551            11,571
Atari, Inc.+                                                                            1,794             2,583
Callaway Golf Co.                                                                       2,821            42,569
DTS, Inc.+                                                                                640            10,778
Hollinger International, Inc., Class A                                                  2,183            21,393
JAKKS Pacific, Inc.+                                                                      932            15,126
Journal Register Co.                                                                    1,543            24,966
Leapfrog Enterprises, Inc.+                                                            15,898           234,814
Life Time Fitness, Inc.+                                                                  865            28,666
Majesco Entertainment Co.+                                                                598               795
Midway Games, Inc.+                                                                       658             9,995
Multimedia Games, Inc.+                                                                 1,014             9,846
Steinway Musical Instruments, Inc.+#                                                      261             6,877
Sunterra Corp.+                                                                           719             9,441
Universal Electronics, Inc.+                                                              501             8,662

LEISURE & TOURISM -- 3.5%
AFC Enterprises, Inc.+                                                                    735             8,482
AirTran Holdings, Inc.+                                                                 3,210            40,639
Alaska Air Group, Inc.+                                                                 1,005            29,205
Alliance Gaming Corp.+                                                                  1,890            20,507

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Ambassadors Group, Inc.                                                                   624   $        13,915
Ameristar Casinos, Inc.                                                                   904            18,839
Arctic Cat, Inc.                                                                          502            10,311
Arden Group, Inc., Class A                                                                 49             3,688
Argosy Gaming Co.+                                                                      1,094            51,407
Aztar Corp.+                                                                            1,288            39,683
Benihana, Inc., Class A+                                                                9,300           167,307
Bluegreen Corp.+                                                                          766            13,520
Bob Evans Farms, Inc.                                                                   1,308            29,705
Boyd Gaming Corp.                                                                       2,800           120,736
Buffalo Wild Wings, Inc.+                                                                 256             6,784
California Pizza Kitchen, Inc.+                                                           714            20,877
Carmike Cinemas, Inc.                                                                     455            10,438
CEC Entertainment, Inc.+                                                                1,299            41,256
Churchill Downs, Inc.                                                                     287            10,137
CKE Restaurants, Inc.                                                                   2,182            28,759
Continental Airlines, Inc., Class B+                                                   41,566           401,528
Dave & Buster's, Inc.+                                                                    519             6,929
Delta Air Lines, Inc.+                                                                  4,654             3,491
Denny's Corp.+                                                                          3,354            13,919
Domino's Pizza, Inc.                                                                    1,176            27,424
Dover Downs Gaming & Entertainment, Inc.                                                  354             4,814
Dover Motorsports, Inc.                                                                   424             2,900
Escalade, Inc.                                                                            291             3,856
ExpressJet Holdings, Inc.+                                                              1,618            14,513
Frontier Airlines, Inc.+                                                                1,318            12,890
Gaylord Entertainment Co.+                                                              1,484            70,713
Great Wolf Resorts, Inc.+                                                                 942             9,740
IHOP Corp.                                                                                741            30,188
Isle of Capri Casinos, Inc.+                                                              522            11,160
Jack in the Box, Inc.+                                                                  1,350            40,378
K2, Inc.+                                                                              16,259           185,353
Krispy Kreme Doughnuts, Inc.+                                                           2,044            12,795
La Quinta Corp.+                                                                        6,713            58,336
Landry's Restaurants, Inc.                                                                607            17,785
Lodgian, Inc.+                                                                            908             9,307
Lone Star Steakhouse & Saloon, Inc.                                                       660            17,160
Luby's, Inc.+                                                                             837            10,931
Magna Entertainment Corp., Class A+                                                     1,386             9,231
Mair Holdings, Inc.+                                                                      450             2,624
Marcus Corp.                                                                              750            15,030
Marine Products Corp.                                                                     481             5,305
Marinemax, Inc.+                                                                          497            12,669
Mccormick & Schmick's Seafood Restaurants, Inc.+                                          280             5,914
Mesa Air Group, Inc.+                                                                   1,112             9,174
Mikohn Gaming Corp.+                                                                      849            11,283
Monaco Coach Corp.                                                                        964            14,209
Monarch Casino & Resort, Inc.+                                                            342             5,811
MTR Gaming Group, Inc.+                                                                   868             6,953
O' Charleys, Inc.+                                                                     16,819           240,680
P.F. Chang's China Bistro, Inc.+                                                          967            43,351
Papa John's International, Inc.+                                                          401            20,098

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Pinnacle Entertainment, Inc.+                                                           1,498   $        27,458
Rare Hospitality International, Inc.+                                                   1,269            32,613
Red Robin Gourmet Burgers, Inc.+                                                          524            24,020
Riviera Holdings Corp.+#                                                                  314             6,965
Royal Caribbean Cruises, Ltd.                                                          12,300           531,360
Ruby Tuesday, Inc.                                                                      2,384            51,876
Scientific Games Corp., Class A+                                                        7,100           220,100
Shuffle Master, Inc.+                                                                   1,314            34,729
Six Flags, Inc.+                                                                        3,443            24,755
SkyWest, Inc.                                                                          18,633           499,737
Speedway Motorsports, Inc.                                                                569            20,672
Steak n Shake Co.+                                                                      1,027            18,640
Steiner Leisure, Ltd.+                                                                 12,400           421,228
Texas Roadhouse, Inc., Class A+                                                        11,758           175,194
Thor Industries, Inc.                                                                   1,279            43,486
Triarc Cos., Inc., Class B                                                              1,413            21,577
US Airways Group, Inc.+                                                                   542            11,387
Vail Resorts, Inc.+                                                                     1,138            32,718
WMS Industries, Inc.+                                                                     788            22,166
World Air Holdings, Inc.+                                                                 870             9,222
                                                                                                ---------------
                                                                                                      6,445,712
                                                                                                ---------------

INFORMATION TECHNOLOGY -- 15.6%

COMMUNICATION EQUIPMENT -- 0.1%
Dycom Industries, Inc.+                                                                 1,805            36,497
InPhonic, Inc.+                                                                           572             7,865
Packeteer, Inc.+                                                                        1,251            15,700
Symbol Technologies, Inc.                                                                 228             2,207
Tessera Technologies, Inc.+                                                             1,624            48,574
Trident Microsystems, Inc.+                                                               936            29,774

COMPUTER SERVICES -- 2.5%
Agilysys, Inc.                                                                          1,125            18,945
Anteon International Corp.+                                                             1,023            43,743
Aspen Technology, Inc.+                                                                 1,586             9,912
ATI Technologies, Inc.+                                                                20,900           291,346
Bottomline Technologies, Inc.+                                                            552             8,330
Catapult Communications Corp.+                                                            363             6,657
CCC Information Services Group, Inc.+                                                     310             8,100
CIBER, Inc.+                                                                            1,967            14,615
COMSYS IT Partners, Inc.+                                                                 467             5,702
Concur Technologies, Inc.+                                                              1,070            13,236
Covansys Corp.+                                                                         1,140            18,194
Cyberguard Corp.+                                                                         782             6,452
Digital Insight Corp.+                                                                  1,290            33,617
Digital River, Inc.+                                                                    1,265            44,085
Digitas, Inc.+                                                                          3,299            37,477
eFunds Corp.+                                                                           1,675            31,540
FactSet Research Systems, Inc.                                                          7,269           256,160
FileNET Corp.+                                                                          1,514            42,241
Greenfield Online, Inc.+                                                                  610             3,318
iGate Corp.+                                                                              781             2,835

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Infocrossing, Inc.+                                                                       749   $         6,883
infoUSA, Inc.+                                                                          1,209            12,840
InterVideo, Inc.+                                                                         377             3,781
Kanbay International, Inc.+                                                               914            17,183
Keane, Inc.+                                                                           37,169           424,842
LECG Corp.+                                                                               545            12,535
Manhattan Associates, Inc.+                                                             1,084            25,149
Mantech International Corp., Class A+                                                     577            15,239
Marchex, Inc., Class B+                                                                   732            12,122
Maxtor Corp.+                                                                           9,364            41,202
Mentor Graphics Corp.+                                                                  2,890            24,854
Ness Technologies, Inc.+                                                                  701             7,010
Per-Se Technologies, Inc.+                                                                798            16,487
Perot Systems Corp., Class A+                                                          22,228           314,526
Phase Forward, Inc.+                                                                      817             8,930
QAD, Inc.                                                                                 449             3,722
RightNow Technologies, Inc.+                                                              402             5,917
SI International, Inc.+                                                                   360            11,149
Stamps.Com, Inc.+                                                                         599            10,309
Sykes Enterprises, Inc.+                                                                  952            11,329
Symantec Corp.+                                                                        48,800         1,105,808
Syntel, Inc.                                                                              289             5,633
Tyler Technologies, Inc.+                                                               1,306            10,814
Vasco Data Security International, Inc.+                                                  886             8,036
WebSideStory, Inc.+                                                                       332             5,883

COMPUTER SOFTWARE -- 3.2%
Advent Software, Inc.+                                                                    798            21,498
Altiris, Inc.+                                                                            814            12,446
American Reprographics Co.+                                                               494             8,448
Ansys, Inc.+                                                                            1,170            45,033
Blackbaud, Inc.                                                                           381             5,399
Borland Software Corp.+                                                                 2,942            17,123
Computer Programs & Systems, Inc.                                                         282             9,740
Emageon, Inc.+                                                                            531             7,200
Epicor Software Corp.+                                                                  1,960            25,480
EPIQ Systems, Inc.+                                                                    13,091           285,646
FalconStor Software, Inc.+                                                                894             5,418
Hyperion Solutions Corp.+                                                               8,100           394,065
Informatica Corp.+                                                                      3,212            38,608
Inter-Tel, Inc.                                                                           792            16,632
JDA Software Group, Inc.+                                                               1,075            16,319
Lawson Software, Inc.+                                                                136,595           947,969
MapInfo Corp.+                                                                            764             9,359
McAfee, Inc.+                                                                           7,300           229,366
McData Corp., Class A+                                                                  4,407            23,093
Micromuse, Inc.+                                                                        2,984            23,514
MicroStrategy, Inc., Class A+                                                             510            35,848
Motive, Inc.+                                                                             815             5,167
MRO Software, Inc.+                                                                       739            12,445
NetIQ Corp.+                                                                           12,703           155,485
Open Solutions, Inc.+                                                                     722            15,754

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Palm, Inc.+                                                                             1,545   $        43,770
Parametric Technology Corp.+                                                          111,646           778,173
PDF Solutions, Inc.+                                                                      682            11,321
Pegasystems, Inc.+                                                                        489             2,929
Progress Software Corp.+                                                                1,377            43,747
Quest Software, Inc.+                                                                   2,370            35,716
ScanSoft, Inc.+                                                                         3,088            16,459
Schawk, Inc.                                                                              461             9,215
SeaChange International, Inc.+                                                            939             5,972
Secure Computing Corp.+                                                                 1,329            15,084
Serena Software, Inc.+                                                                  1,033            20,588
SonicWall, Inc.+                                                                        1,977            12,554
SPSS, Inc.+                                                                               659            15,816
SS&C Technologies, Inc.                                                                 4,095           150,041
SYNNEX Corp.+                                                                             319             5,372
Take-Two Interactive Software, Inc.+                                                    6,300           139,167
THQ, Inc.+                                                                              2,176            46,392
Tradestation Group, Inc.+                                                                 738             7,483
Transaction Systems Architects, Inc., Class A+                                          1,394            38,823
Ulticom, Inc.+                                                                            477             5,261
Ultimate Software Group, Inc.+                                                            841            15,491
Verifone Holdings, Inc.+                                                                  919            18,481
Verint Systems, Inc.+                                                                     484            19,815
Viisage Technology, Inc.+                                                               1,200             4,980
Wind River Systems, Inc.+                                                               2,623            33,915
Witness Systems, Inc.+                                                                    998            20,848

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
3D Systems Corp.+                                                                         449             9,981
Advanced Digital Information Corp.+                                                     2,360            22,184
Ansoft Corp.+                                                                             239             6,955
August Technology Corp.+                                                                  665             7,096
Brocade Communications Systems, Inc.+                                                   9,930            40,515
Compx International, Inc.                                                                  73             1,197
Dot Hill Systems Corp.+                                                                 1,620            10,903
Echelon Corp.+                                                                          1,092            10,057
Electronics for Imaging, Inc.+                                                          2,001            45,903
FARO Technologies Inc.+                                                                   419             8,166
GameStop Corp., Class B+                                                                1,677            47,610
Gateway, Inc.+                                                                          9,542            25,763
Global Imaging Systems, Inc.+                                                             868            29,555
Hutchinson Technology, Inc.+                                                              934            24,396
Identix, Inc.+                                                                          3,289            15,458
IKON Office Solutions, Inc.                                                            29,570           295,109
Imagistics International, Inc.+                                                           604            25,277
Integral Systems, Inc.                                                                    384             7,926
Interface, Inc., Class A+                                                               1,689            13,951
Intergraph Corp.+                                                                       1,044            46,677
Jack Henry & Associates, Inc.                                                           2,683            52,050
Komag, Inc.+                                                                            1,071            34,229
Kronos, Inc.+                                                                           1,186            52,943
Lexar Media, Inc.+                                                                      2,949            18,874

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Magma Design Automation, Inc.+                                                          1,299   $        10,548
Mercury Computer Systems, Inc.+                                                         8,574           225,068
MICROS Systems, Inc.+                                                                   1,406            61,513
MTS Systems Corp.                                                                         732            27,648
Netscout Systems, Inc.+                                                                   878             4,768
PAR Technology Corp.+                                                                     149             3,427
Pomeroy IT Solutions, Inc.+                                                            14,500           164,720
Quantum Corp.+                                                                          6,783            20,960
Radiant Systems, Inc.+                                                                    848             8,751
RadiSys Corp.+                                                                            738            14,317
Rimage Corp.+                                                                           4,950           132,017
Sigmatel, Inc.+                                                                         1,320            26,717
Silicon Storage Technology, Inc.+                                                       3,248            17,474
Standard Register Co.                                                                     634             9,478
Stratasys, Inc.+                                                                          386            11,464
Synaptics, Inc.+                                                                          864            16,243
Systemax, Inc.+                                                                           357             2,513
Talx Corp.                                                                                703            23,051
Tivo, Inc.+                                                                             2,108            11,573
Virage Logic Corp.+                                                                       504             3,906

ELECTRONICS -- 4.1%
Actel Corp.+                                                                              931            13,462
ADE Corp.+                                                                                372             8,363
Aeroflex, Inc.+                                                                         2,759            25,824
American Science & Engineering, Inc.+                                                     302            19,808
American Superconductor Corp.+                                                          1,181            12,223
Amkor Technology, Inc.+                                                                 3,706            16,232
Analogic Corp.                                                                            507            25,558
Applied Digital Solutions, Inc.+                                                        2,308             6,578
Applied Micro Circuits Corp.+                                                          11,394            34,182
ARGON ST, Inc.+                                                                           324             9,506
Ariba, Inc.+                                                                            2,445            13,937
Atmel Corp.+                                                                           15,547            32,027
ATMI, Inc.+                                                                             1,374            42,594
Badger Meter, Inc.                                                                        208             8,183
BEI Technologies, Inc.                                                                    431            15,081
Bel Fuse, Inc., Class B                                                                 3,324           121,093
Belden CDT, Inc.                                                                        1,742            33,847
Benchmark Electronics, Inc.+                                                            1,541            46,415
Brooks Automation, Inc.+                                                                1,674            22,314
Checkpoint Systems, Inc.+                                                               1,399            33,184
Cirrus Logic, Inc.+                                                                     3,147            23,886
Coherent, Inc.+                                                                         1,139            33,350
Cohu, Inc.                                                                                800            18,920
Conexant Systems, Inc.+                                                                17,428            31,196
Credence Systems Corp.+                                                                 3,039            24,251
CTS Corp.                                                                               1,359            16,444
Cubic Corp.                                                                               575             9,844
Cymer, Inc.+                                                                            1,342            42,031
Cypress Semiconductor Corp.+                                                           42,473           639,219
Daktronics, Inc.                                                                          555            13,309

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Diodes, Inc.+                                                                             359   $        13,017
Dionex Corp.+                                                                             750            40,688
DSP Group, Inc.+                                                                        1,048            26,892
Electro Scientific Industries, Inc.+                                                    1,056            23,612
EMCORE Corp.+                                                                           1,370             8,384
Emulex Corp.+                                                                           3,074            62,126
Encore Wire Corp.+                                                                        591             9,610
Energy Conversion Devices, Inc.+                                                          854            38,328
Entegris, Inc.+                                                                         4,383            49,528
Exar Corp.+                                                                            19,545           274,021
Excel Technology, Inc.+                                                                   446            11,458
Fairchild Semiconductor International, Inc., Class A+                                   4,427            65,785
Fargo Electronics, Inc.+                                                                  467             8,158
FEI Co.+                                                                                  883            16,998
Genesis Microchip, Inc.+                                                                1,237            27,152
GrafTech International, Ltd.+                                                           3,609            19,597
Greatbatch, Inc.+                                                                         798            21,897
Helix Technology Corp.                                                                    966            14,249
II-VI, Inc.+                                                                              853            15,132
Imation Corp.                                                                           1,244            53,330
Integrated Device Technology, Inc.+                                                     7,251            77,876
Integrated Silicon Solutions, Inc.+                                                     1,362            11,441
Intermagnetics General Corp.+                                                           1,038            29,002
International DisplayWorks, Inc.+                                                       1,164             6,914
InterVoice, Inc.+                                                                       1,400            12,614
Ionatron, Inc.+                                                                           893             9,001
Itron, Inc.+                                                                              860            39,268
IXYS Corp.+                                                                               914             9,652
Keithley Instruments, Inc.                                                                473             6,906
Kopin Corp.+                                                                            2,603            18,091
LaBarge, Inc.+                                                                            373             4,819
Lattice Semiconductor Corp.+                                                            4,202            17,985
LoJack Corp.+                                                                             626            13,234
LTX Corp.+                                                                              2,269             9,575
Mattson Technology, Inc.+                                                               1,575            11,828
Measurement Specialties, Inc.+                                                            437             9,264
Methode Electronics, Class A                                                            1,345            15,494
Micrel, Inc.+                                                                           2,298            25,807
Microsemi Corp.+                                                                        2,280            58,231
Microtune, Inc.+                                                                        1,923            11,980
MIPS Technologies, Inc.+                                                                1,570            10,723
MKS Instruments, Inc.+                                                                  1,207            20,797
Mobility Electronics, Inc.+                                                               992            10,575
Monolithic Power Systems, Inc.+                                                           636             5,400
Multi-Fineline Electronix, Inc.+                                                          297             8,693
Netlogic Microsystems, Inc.+                                                              387             8,355
Omnivision Technologies, Inc.+                                                          2,104            26,552
ON Semiconductor Corp.+                                                                 5,295            27,375
OSI Systems, Inc.+                                                                        556             8,785
Park Electrochemical Corp.                                                                739            19,694
Pericom Semiconductor Corp.+                                                              976             8,628
Phoenix Technologies, Ltd.+                                                               919             6,920

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Photronics, Inc.+                                                                       1,478   $        28,673
Pixelworks, Inc.+                                                                       1,720            11,335
PLX Technology, Inc.+                                                                     862             7,189
PMC-Sierra, Inc.+                                                                      39,071           344,216
PortalPlayer, Inc.+                                                                       564            15,471
Powell Industries, Inc.+                                                                  250             5,473
Power Integrations, Inc.+                                                               1,087            23,642
Rambus, Inc.+                                                                           3,680            44,528
Rofin-Sinar Technologies, Inc.+                                                           558            21,198
Rogers Corp.+                                                                             608            23,530
Rudolph Technologies, Inc.+                                                               477             6,425
Semitool, Inc.+                                                                           615             4,889
Semtech Corp.+                                                                          2,728            44,930
Silicon Image, Inc.+                                                                    2,923            25,985
Silicon Laboratories, Inc.+                                                             1,580            48,016
SiRF Technology Holdings, Inc.+                                                         1,299            39,139
Skyworks Solutions, Inc.+(3)                                                            5,825            40,892
Sonic Solutions+                                                                          898            19,307
SpatiaLight, Inc.+                                                                      1,073             4,710
Standard Microsystems Corp.+                                                              771            23,061
Supertex, Inc.+                                                                           369            11,066
Sypris Solutions, Inc.                                                                    330             3,544
Taser International, Inc.+                                                              2,260            13,944
Tech Data Corp.+                                                                        4,800           176,208
Technitrol, Inc.                                                                        1,497            22,934
Tektronix, Inc.                                                                        14,300           360,789
TranSwitch Corp.+                                                                       3,832             6,591
TriQuint Semiconductor, Inc.+                                                           5,134            18,072
TTM Technologies, Inc.+                                                                 1,526            10,911
Ultratech Stepper, Inc.+                                                                  885            13,797
Varian Semiconductor Equipment Associates, Inc.+                                        9,862           417,853
Varian, Inc.+                                                                           1,263            43,346
Veeco Instruments, Inc.+                                                                  974            15,623
Vitesse Semiconductor Corp.+                                                           51,171            96,201
Volterra Semiconductor Corp.+                                                             563             6,908
Watts Water Technologies, Inc., Class A                                                   925            26,686
Woodhead Industries, Inc.                                                              17,700           243,021
Woodward Governor Co.                                                                     364            30,958
X-Rite, Inc.                                                                              782             9,697
Zoran Corp.+                                                                            1,609            23,009

INTERNET CONTENT -- 0.6%
Alloy, Inc.+                                                                            1,257             6,084
AsiaInfo Holdings, Inc.+                                                                1,374             6,664
Audible, Inc.+                                                                            891            10,950
Avocent Corp.+                                                                          1,837            58,123
Blue Coat Systems, Inc.+                                                                  388            16,870
Click Commerce, Inc.+                                                                     306             5,609
CMGI, Inc.+                                                                            17,838            29,789
CNET Networks, Inc.+                                                                    4,786            64,946
Cogent Communications Group, Inc.+                                                        263             1,283
EarthLink, Inc.+                                                                        4,729            50,600

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT (CONTINUED)
GSI Commerce, Inc.+                                                                     1,144   $        22,766
Harris Interactive, Inc.+                                                               1,893             8,083
Infospace, Inc.+                                                                        1,228            29,312
Intermix Media, Inc.+                                                                   1,081            12,929
Internet Capital Group, Inc.+                                                           1,420            12,510
Interwoven, Inc.+                                                                       1,528            12,484
iPass, Inc.+                                                                            1,992            10,717
iVillage, Inc.+                                                                         1,751            12,712
Jupitermedia Corp.+                                                                       749            13,265
NetBank, Inc.                                                                           1,710            14,210
Netratings, Inc.+                                                                         526             8,006
NIC, Inc.+                                                                              1,239             8,115
Nutri/Systems, Inc.+                                                                      819            20,491
Online Resources Corp.+                                                                   781             8,263
Opsware, Inc.+                                                                          2,756            14,304
ProQuest Co.+                                                                             938            33,956
S1 Corp.+                                                                               2,595            10,146
Sapient Corp.+                                                                          2,982            18,638
Sohu.com, Inc.+                                                                           919            15,742
Stellent, Inc.+                                                                           884             7,576
SupportSoft, Inc.+                                                                      1,590             8,014
Terremark Worldwide, Inc.+                                                              1,108             4,864
Travelzoo, Inc.+                                                                          129             2,863
Trizetto Group, Inc.+                                                                   1,567            22,126
United Online, Inc.                                                                     2,266            31,384
ValueClick, Inc.+                                                                       3,063            52,347
Verity, Inc.+                                                                           1,390            14,762
Vignette Corp.+                                                                         1,076            17,119

INTERNET SOFTWARE -- 0.4%
Agile Software Corp.+                                                                   1,970            14,125
Blackboard, Inc.+                                                                         672            16,807
CyberSource Corp.+                                                                        990             6,514
eCollege.com, Inc.+                                                                       654             9,718
Entrust, Inc.+                                                                          2,292            12,835
Equinix, Inc.+                                                                            571            23,782
eResearch Technology, Inc.+                                                             1,867            26,493
Internet Security Systems, Inc.+                                                        1,448            34,766
Keynote Systems, Inc.+                                                                    660             8,567
Lionbridge Technologies, Inc.+                                                          1,575            10,631
Matrixone, Inc.+                                                                        1,907            10,031
Openwave Systems, Inc.+                                                                 8,447           151,877
RealNetworks, Inc.+                                                                     4,259            24,319
Redback Networks, Inc.+                                                                 1,549            15,366
RSA Security, Inc.+                                                                     2,634            33,478
SSA Global Technologies, Inc.+                                                            337             5,931
TIBCO Software, Inc.+                                                                   7,980            66,713
webMethods, Inc.+                                                                       1,972            13,942
Websense, Inc.+                                                                           884            45,270

TELECOMMUNICATIONS -- 3.4%
3Com Corp.+                                                                            14,189            57,891
Adaptec, Inc.+                                                                          4,126            15,803

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
ADTRAN, Inc.                                                                            8,132   $       256,158
Advanced Radio Telecom Corp.+*(1)(2)                                                      200                 0
Airspan Networks, Inc.+                                                                 1,413             7,107
Alaska Communications Systems Group, Inc.                                                 480             5,491
Anaren, Inc.+                                                                             691             9,743
Anixter International, Inc.+                                                            1,180            47,589
Applied Signal Technology, Inc.                                                           420             8,014
Arbinet-thexchange, Inc.+                                                                 245             1,764
Arris Group, Inc.+                                                                     14,652           173,773
Atheros Communications, Inc.+                                                           1,268            12,376
Broadwing Corp.+                                                                        2,410            12,026
C-COR, Inc.+                                                                            1,765            11,914
Centennial Communications Corp.+                                                          815            12,209
CIENA Corp.+                                                                           21,163            55,870
Cincinnati Bell, Inc.+                                                                  9,089            40,082
ClearOne Communications, Inc.                                                             302               725
Commonwealth Telephone Enterprises, Inc.                                                  783            29,519
CommScope, Inc.+                                                                        2,017            34,975
Comtech Telecommunications Corp.+                                                         801            33,217
CT Communications, Inc.                                                                   703             8,696
Ditech Communications Corp.+                                                            1,183             7,973
Dobson Communications Corp., Class A+                                                   4,148            31,857
EndWave Corp.+                                                                            253             3,264
Essex Corp.+                                                                              633            13,717
Extreme Networks, Inc.+                                                                 4,507            20,056
Fairpoint Communications, Inc.                                                          1,004            14,689
Finisar Corp.+                                                                          6,989             9,575
Foundry Networks, Inc.+                                                                 4,526            57,480
General Communication, Inc., Class A+                                                   2,050            20,295
GlobeTel Communications Corp.+                                                          2,360             3,422
Golden Telecom, Inc.                                                                      798            25,193
Harmonic, Inc.+                                                                         2,703            15,731
Hungarian Telephone & Cable Corp.+                                                        143             2,142
Hypercom Corp.+                                                                         1,945            12,681
IDT Corp., Class B+                                                                     2,152            26,233
InterDigital Communications Corp.+                                                      1,977            38,828
Intrado, Inc.+                                                                            653            11,774
Iowa Telecommunication Services, Inc.                                                     832            13,994
Ixia+                                                                                   1,215            17,873
j2 Global Communications, Inc.+                                                           877            35,448
JAMDAT Mobile, Inc.+                                                                      539            11,319
Laedis Technology, Inc.+                                                                  669             4,583
Level 3 Communications, Inc.+                                                          25,678            59,573
Mastec, Inc.+                                                                           1,003            10,933
MRV Communications, Inc.+                                                               3,857             8,215
Netgear, Inc.+                                                                          1,177            28,319
Newport Corp.+                                                                          1,476            20,561
North Pittsburgh Systems, Inc.                                                            555            11,327
Novatel Wireless, Inc.+                                                                 1,073            15,526
Oplink Communications, Inc.+                                                            3,801             5,778
Optical Communication Products, Inc.+                                                     555             1,043
Plantronics, Inc.                                                                       1,814            55,889
Powerwave Technologies, Inc.+                                                           3,684            47,855

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Preformed Line Products Co.                                                                91   $         4,295
Premiere Global Services, Inc.+                                                         2,662            21,775
Price Communications Corp.+                                                             1,694            27,866
RCN Corp.+                                                                                845            17,931
RF Micro Devices, Inc.+                                                                 6,935            39,183
SafeNet, Inc.+                                                                         36,909         1,340,166
SBA Communications Corp., Class A+                                                      2,725            42,101
Shenandoah Telecommunications Co.                                                         253            10,421
Sonus Networks, Inc.+                                                                   9,178            53,232
Spectralink Corp.                                                                         708             9,027
SureWest Communications                                                                   540            15,487
Sycamore Networks, Inc.+                                                                6,527            24,607
Symmetricom, Inc.+                                                                      1,705            13,197
Syniverse Holdings, Inc.+                                                                 651            10,025
Talk America Holdings, Inc.+                                                            1,007             9,496
Tekelec+                                                                               41,290           865,026
Telkonet, Inc.+                                                                         1,314             5,151
Terayon Corp.+                                                                          2,843            11,088
Time Warner Telecom, Inc., Class A+                                                     1,855            14,469
Ubiquitel, Inc.+                                                                        2,810            24,559
USA Mobility, Inc.+                                                                       993            26,791
UTStarcom, Inc.+                                                                        3,704            30,262
Valor Communications Group, Inc.                                                        1,086            14,802
ViaSat, Inc.+                                                                             798            20,469
WebEx Communications, Inc.+                                                             1,223            29,976
Westell Technologies, Inc., Class A+                                                    1,997             7,269
Wireless Facilities, Inc.+                                                              2,078            12,052
Zhone Technologies, Inc.+                                                               2,162             5,643
                                                                                                ---------------
                                                                                                     19,215,014
                                                                                                ---------------

MATERIALS -- 4.7%

CHEMICALS -- 1.0%
A. Schulman, Inc.                                                                      11,534           207,035
A.M. Castle & Co.+                                                                        388             6,790
American Vanguard Corp.                                                                   392             7,178
Ameron International Corp.                                                                313            14,523
Arch Chemicals, Inc.                                                                      874            20,320
Balchem Corp.                                                                             285             7,852
Cambrex Corp.                                                                             976            18,505
Ceradyne, Inc.+                                                                           906            33,232
Ferro Corp.                                                                             1,550            28,396
Georgia Gulf Corp.                                                                      1,261            30,365
H.B. Fuller Co.                                                                         1,065            33,100
Hercules, Inc.+                                                                         4,177            51,043
Kronos Worldwide, Inc.                                                                    130             4,126
Lyondell Chemical Co.                                                                   6,500           186,030
MacDermid, Inc.                                                                         1,121            29,437
NewMarket Corp.+                                                                          629            10,907
NL Industries, Inc.                                                                       291             5,468
Octel Corp.                                                                               461             7,685
Olin Corp.                                                                             14,932           283,559

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
OM Group, Inc.+                                                                         1,053   $        21,197
Pioneer Companies, Inc.+                                                                  417            10,033
PolyOne Corp.+                                                                          3,397            20,586
Spartech Corp.                                                                          1,191            23,272
Stepan Co.                                                                                195             4,887
Symyx Technologies, Inc.+                                                               1,206            31,501
Terra Industries, Inc.+                                                                 3,437            22,856
UAP Holding Corp.                                                                       1,237            22,390
W.R. Grace & Co.+                                                                       2,474            22,142
Wellman, Inc.                                                                           1,200             7,596
Westlake Chemical Corp.                                                                   498            13,486

FOREST PRODUCTS -- 0.8%
Bowater, Inc.                                                                           2,068            58,462
Buckeye Technologies, Inc.+                                                             1,138             9,240
Caraustar Industries, Inc.+                                                             1,064            11,683
Chesapeake Corp.                                                                          729            13,406
Comstock Homebuilding Cos., Inc.+                                                         189             3,765
Delta & Pine Land Co.                                                                   1,319            34,835
Deltic Timber Corp.                                                                       371            17,084
Glatfelter                                                                              1,626            22,910
Interline Brands, Inc.+                                                                   462             9,707
Longview Fibre Co.                                                                      1,889            36,817
Mercer International, Inc.+                                                             1,060             8,766
Neenah Paper, Inc.                                                                        546            15,998
Pope & Talbot, Inc.                                                                    22,700           231,767
Potlatch Corp.                                                                          1,072            55,873
Rock-Tenn Co., Class A                                                                  1,090            16,459
Schweitzer-Mauduit International, Inc.                                                    562            12,544
Silgan Holdings, Inc.                                                                     824            27,406
Smurfit-Stone Container Corp.+                                                         39,000           404,040
Wausau-Mosinee Paper Corp.                                                              1,572            19,666
Xerium Technologies, Inc.                                                                 496             5,694

METALS & MINERALS -- 2.9%
Accuride Corp.+                                                                           407             5,621
AK Steel Holding Corp.+                                                                 4,060            34,794
Aleris International, Inc.+                                                             1,138            31,238
Alpha Natural Resources, Inc.+                                                          1,091            32,774
AMCOL International Corp.                                                                 799            15,237
Apogee Enterprises, Inc.                                                                1,028            17,579
Arch Coal, Inc.                                                                         5,400           364,500
Barnes Group, Inc.                                                                        645            23,130
Brush Engineered Materials, Inc.+                                                         711            11,291
Carpenter Technology Corp.                                                                910            53,335
Century Aluminum Co.+                                                                     839            18,861
Chaparral Steel Co.+                                                                      839            21,160
Charles & Colvard, Ltd.                                                                   452            11,282
CIRCOR International, Inc.                                                                578            15,866
Cleveland-Cliffs, Inc.                                                                    809            70,472
Coeur d'Alene Mines Corp.+                                                              8,877            37,550
Comfort Systems USA, Inc.+                                                              1,458            12,845
Commercial Metals Co.                                                                   2,236            75,443

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Compass Minerals International, Inc.                                                      744   $        17,112
Drew Industries, Inc.+                                                                    560            14,454
Dynamic Materials Corp.                                                                   100             4,390
Earle M. Jorgensen Co.+                                                                   671             6,395
Gibraltar Industries, Inc.                                                             14,891           340,557
Greif, Inc., Class A                                                                      570            34,257
Hecla Mining Co.+                                                                       4,379            19,180
Hexcel Corp.+                                                                           1,733            31,697
Huttig Building Products, Inc.+                                                           520             4,706
Kaydon Corp.                                                                           13,542           384,728
Lennox International, Inc.                                                              1,839            50,407
LSI Industries, Inc.                                                                      732            13,908
MascoTech, Inc.+*(1)(2)                                                                   201                 0
Maverick Tube Corp.+                                                                    1,586            47,580
Metal Management, Inc.                                                                    803            20,356
Metals USA, Inc.+                                                                         750            15,345
Minerals Technologies, Inc.                                                               759            43,422
Mueller Industries, Inc.                                                                9,753           270,841
Myers Industries, Inc.                                                                    972            11,314
NN, Inc.                                                                                  625             7,494
NS Group, Inc.+                                                                           822            32,263
Omerga Flex, Inc.+                                                                        110             1,759
Oregon Steel Mills, Inc.+                                                               1,310            36,549
Quanex Corp.                                                                              928            61,452
Reliance Steel & Aluminum Co.                                                           1,061            56,159
Roanoke Electric Steel Corp.                                                              411             8,232
Royal Gold, Inc.                                                                          638            17,143
RTI International Metals, Inc.+                                                         4,220           166,057
Ryerson Tull, Inc.                                                                        928            19,766
Schnitzer Steel Industries, Inc., Class A                                                 809            26,349
Shaw Group, Inc.+                                                                       2,869            70,749
Simpson Manufacturing Co., Inc.                                                         1,342            52,526
Steel Dynamics, Inc.                                                                    1,494            50,736
Steel Technologies, Inc.                                                                  413            10,709
Stillwater Mining Co.+                                                                  1,507            13,789
Sun Hydraulics Corp.                                                                      248             6,026
Texas Industries, Inc.                                                                    839            45,642
Timken Co.                                                                             12,600           373,338
Titanium Metals Corp.+                                                                    418            16,536
Trex Co., Inc.+                                                                           426            10,224
Universal Forest Products, Inc.                                                           589            33,761
USEC, Inc.                                                                              3,184            35,533
Valmont Industries, Inc.                                                                  636            18,673
Wheeling-Pittsburgh Corp.+                                                                324             5,420
Worthington Industries, Inc.                                                            2,561            53,858
York International Corp.                                                                1,553            87,077
Zoltek Cos., Inc.+                                                                        396             5,207
                                                                                                ---------------
                                                                                                      5,708,273
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REAL ESTATE -- 3.9%

REAL ESTATE COMPANIES -- 0.6%
Affordable Residential Communities                                                        961   $         9,716
American Campus Communities, Inc.                                                         614            14,748
Avatar Holdings, Inc.+                                                                    214            12,677
Bimini Mtg. Management, Inc., Class A                                                     777             8,780
Brookfield Homes Corp.                                                                    542            30,097
California Coastal Communities, Inc.+                                                     290            10,214
Capital Lease Funding, Inc.                                                               895             9,263
Champion Enterprises, Inc.+                                                             2,799            41,369
Coachmen Industries, Inc.                                                                 525             6,032
Consolidated Tomoka Land Co.                                                              209            14,212
Corrections Corp. of America+                                                           1,448            57,486
DiamondRock Hospitality Co.                                                               912            10,716
Digital Realty Trust, Inc.                                                                328             5,904
ECC Capital Corp.                                                                       2,108             6,872
Equity Lifestyle Properties, Inc.                                                         698            31,410
Fieldstone Investment Corp.                                                             1,806            21,058
First Potomac Realty Trust                                                                609            15,651
Fleetwood Enterprises, Inc.+                                                            2,055            25,277
GMH Communities Trust                                                                   1,123            16,474
Government Properties Trust, Inc.                                                         766             7,507
Gramercy Capital Corp.                                                                    506            12,124
Hersha Hospitality Trust                                                                  750             7,448
Highland Hospitality Corp.                                                              1,482            15,205
Housevalues, Inc.+                                                                        237             3,389
Inland Real Estate Corp.                                                                2,486            38,931
Jones Lang LaSalle, Inc.                                                                1,259            57,990
Kite Realty Group Trust                                                                   708            10,563
Lyon William Homes, Inc.+                                                                  91            14,123
NorthStar Realty Finance Corp.                                                            707             6,639
One Librty Properties, Inc.                                                               284             5,655
Origen Financial, Inc.                                                                    636             4,815
Orleans Homebuilders, Inc.                                                                152             3,745
Saxon Capital, Inc.                                                                     1,845            21,863
Spirit Finance Corp.                                                                    2,501            28,136
Tejon Ranch Co.+                                                                          321            15,087
Trammell Crow Co.+                                                                      1,291            31,862
Trustreet Properties, Inc.                                                              2,141            33,507
U-Store-It Trust                                                                        1,058            21,446
United Capital Corp.+                                                                     107             2,510
Washington Group International, Inc.+                                                     963            51,896
ZipRealty, Inc.+                                                                          257             3,274

REAL ESTATE INVESTMENT TRUSTS -- 3.3%
Aames Investment Corp.                                                                  1,524             9,571
Acadia Realty Trust                                                                     1,026            18,458
Agree Realty Corp.                                                                        284             8,023
Alexander's, Inc.+                                                                         71            19,170
Alexandria Real Estate Equities, Inc.                                                     783            64,746
American Home Mtg. Investment Corp.                                                     1,307            39,602
American Land Lease, Inc.                                                               5,500           130,625
AMLI Residential Properties Trust                                                         948            30,402
Anthracite Capital, Inc.                                                                1,971            22,824

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Arbor Realty Trust, Inc.                                                                  474   $        13,319
Ashford Hospitality Trust, Inc.                                                         1,282            13,794
Bedford Property Investors, Inc.                                                          543            12,945
BioMed Realty Trust, Inc.                                                               1,649            40,895
Boykin Lodging Co.+                                                                       648             8,048
Brandywine Realty Trust                                                                 2,069            64,325
Capital Automotive REIT                                                                 1,444            55,897
Capital Trust, Inc., ClassA                                                               443            14,247
Cedar Shopping Centers, Inc.                                                              745            10,780
Colonial Properties Trust                                                               1,461            64,985
Commercial Net Lease Realty, Inc.                                                       1,930            38,600
Corporate Office Properties Trust                                                       1,072            37,466
Correctional Properties Trust                                                             407            11,970
Cousins Properties, Inc.                                                                8,854           267,568
CRIIMI MAE, Inc.+                                                                         576             9,913
Duke Realty Corp.                                                                       4,400           149,072
EastGroup Properties, Inc.                                                                813            35,569
Education Realty Trust, Inc.                                                              808            13,494
Entertainment Properties Trust                                                            946            42,220
Equity Inns, Inc.                                                                       1,996            26,946
Equity One, Inc.                                                                        9,867           229,408
Extra Space Storage, Inc.                                                               1,153            17,733
FelCor Lodging Trust, Inc.+                                                             1,850            28,028
First Industrial Realty Trust, Inc.                                                     1,589            63,639
Gables Residential Trust                                                                1,082            47,229
Getty Realty Corp.                                                                        648            18,649
Glenborough Realty Trust, Inc.                                                          1,191            22,867
Glimcher Realty Trust                                                                   1,324            32,398
Heritage Property Investment Trust                                                      1,018            35,630
Highwoods Properties, Inc.                                                              1,990            58,725
Home Properties, Inc.                                                                   1,165            45,726
HomeBanc Corp.                                                                          2,087            16,112
Host Marriott Corp.                                                                    13,900           234,910
Impac Mtg. Holdings, Inc.                                                               2,783            34,120
Innkeepers USA Trust                                                                    1,582            24,442
Investors Real Estate Trust                                                             1,647            15,647
Kilroy Realty Corp.                                                                     1,069            59,896
LaSalle Hotel Properties                                                                8,608           296,546
Lexington Corporate Properties Trust                                                    1,916            45,122
Liberty Property Trust                                                                  3,900           165,906
LTC Properties, Inc.                                                                      798            16,918
Luminent Mtg. Capital, Inc.                                                             1,415            10,683
Maguire Properties, Inc.                                                                1,280            38,464
Meristar Hospitality Corp.+                                                             3,234            29,526
MFA Mtg. Investments, Inc.                                                              3,047            18,678
Mid-America Apartment Communities, Inc.                                                   699            32,511
MortgageIT Holdings, Inc.                                                                 878            12,485
National Health Investors, Inc.                                                           866            23,910
National Health Realty, Inc.                                                              267             5,182
Nationwide Health Properties, Inc.                                                      2,481            57,807
Newcastle Investment Corp.                                                              1,619            45,170
Novastar Financial, Inc.                                                                  975            32,165

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Omega Healthcare Investors, Inc.                                                        1,887   $        26,267
Pan Pacific Retail Properties, Inc.                                                     4,800           316,320
Parkway Properties, Inc.                                                                  520            24,398
Pennsylvania Real Estate Investment Trust                                               1,349            56,901
Post Properties, Inc.                                                                   1,474            54,907
Prentiss Properties Trust                                                               1,671            67,843
PS Business Parks, Inc.                                                                   609            27,892
RAIT Investment Trust                                                                     946            26,961
Ramco-Gershenson Properties                                                               537            15,675
Redwood Trust, Inc.                                                                       727            35,340
Saul Centers, Inc.                                                                        404            14,540
Senior Housing Properties Trust                                                         2,208            41,952
Sizeler Property Investors, Inc.                                                          683             8,292
Sovran Self Storage, Inc.                                                                 597            29,223
Strategic Hotel Capital, Inc.                                                           1,112            20,305
Sun Communities, Inc.                                                                     599            19,623
Sunstone Hotel Investors, Inc.                                                            880            21,463
Tanger Factory Outlet Centers, Inc.                                                     1,021            28,394
Tarragon Corp.+                                                                           391             7,257
Taubman Centers, Inc.                                                                   1,875            59,438
Town & Country Trust                                                                      650            18,863
Universal Health Realty Income Trust                                                      435            14,464
Urstadt Biddle Properties, Inc., Class A                                                  778            11,795
Washington Real Estate Investment Trust                                                 1,554            48,345
Winston Hotels, Inc.                                                                      981             9,810
                                                                                                ---------------
                                                                                                      4,843,645
                                                                                                ---------------

UTILITIES -- 1.1%

ELECTRIC UTILITIES -- 0.5%
Allete, Inc.                                                                              937            42,924
Avista Corp.                                                                            1,794            34,804
Black Hills Corp.                                                                       1,204            52,217
Calpine Corp.+                                                                         19,897            51,533
Central Vermont Public Service Corp.                                                      453             7,928
CH Energy Group, Inc.                                                                     583            27,681
Cleco Corp.                                                                             1,845            43,505
Duquesne Light Holdings, Inc.                                                           2,868            49,358
El Paso Electric Co.+                                                                   1,765            36,800
Empire District Electric Co.                                                              955            21,841
Headwaters, Inc.+                                                                       1,529            57,185
IDACORP, Inc.                                                                           1,561            47,033
MGE Energy, Inc.                                                                        2,856           104,273
NorthWestern Corp.                                                                      1,317            39,760

GAS & PIPELINE UTILITIES -- 0.6%
American States Water Co.                                                                 620            20,745
Aquila, Inc.+                                                                           8,944            35,418
California Water Service Group                                                            639            26,327
Cascade Natural Gas Corp.                                                                 420             9,143
Connecticut Water Service, Inc.                                                           298             7,367
EnergySouth, Inc.                                                                         251             6,925
Laclede Group, Inc.                                                                       781            25,375

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Middlesex Water Co.                                                                       421   $         9,451
New Jersey Resources Corp.                                                              5,215           239,786
Nicor, Inc.                                                                             1,632            68,593
Northwest Natural Gas Co.                                                               5,619           209,139
Peoples Energy Corp.                                                                    1,406            55,368
Priceline.Com, Inc.+                                                                      930            17,968
SJW Corp.                                                                                 283            13,663
Southwest Water Co.                                                                       720            10,440
                                                                                                ---------------
                                                                                                      1,372,550
                                                                                                ---------------
TOTAL COMMON STOCK (cost $98,706,759)                                                               109,678,020
                                                                                                ---------------

PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $275)                                   183                 9
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14 (cost $9,000)                     $         9,000             8,775
                                                                                                ---------------

                                                                                  SHARES
---------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
MicroStrategy, Inc. Class A Expires 6/24/07 (Strike price $400) (cost $0)                  18                 3
                                                                                                ---------------

EXCHANGE TRADED FUNDS -- 3.0%

FINANCE -- 3.0%

FINANCIAL SERVICES -- 3.0%
iShares Nasdaq Biotechnology Index Fund+                                                6,200           477,400
iShares Russell 2000 Index Fund(3)                                                     23,600         1,566,804
iShares Russell 2000 Value Index Fund                                                  25,500         1,681,215
                                                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS (cost $3,565,950)                                                         3,725,419
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $102,281,984)                                           113,412,226
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.1%

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 3.40% due 12/15/05 (cost $74,469)(3)             $        75,000            74,508
                                                                                                ---------------

                                                                                 PRINCIPAL          VALUE
REPURCHASE AGREEMENTS -- 7.2%                                                      AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
   2.15%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $1,046,187 and collateralized by $1,085,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 having
   an approximate value of $1,070,081                                         $     1,046,000   $     1,046,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.20%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $4,944,906 and collateralized by $4,575,000 of United States
   Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and
   having an approximate value of $5,043,938                                        4,944,000         4,944,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(4)                 2,941,000         2,941,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $8,931,000)                                                         8,931,000
                                                                                                ---------------
TOTAL INVESTMENTS --
  (cost $111,287,453)@                                                99.4%                         122,417,734
Other assets less liabilities --                                       0.6                              767,810
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   123,185,544
                                                                     =====                      ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005 the aggregate value of these securities was $0 representing 0.0% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#    Security represents an investment in an affiliated company; see Note 8.
@    See Note 3 for cost of investments on a tax basis.
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  See Note 2 for details of Joint Repurchase Agreements.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                  EXPIRATION       VALUE AT       SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                     DATE         TRADE DATE          2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 3 Long       Russell 2000 Index          December 2005   $  1,016,648     $  1,008,150       $  (8,498)
                                                                                              =========

See Notes to Financial Statements

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                          12.7%
Telecommunications                              8.3
Financial Services                              7.9
Drugs                                           6.7
Food, Beverage & Tobacco                        4.8
Energy Services                                 4.6
Energy Sources                                  4.6
Retail                                          4.4
Electronics                                     4.2
Metals & Minerals                               4.2
Repurchase Agreements                           3.8
Insurance                                       3.6
Automotive                                      3.5
Transportation                                  3.3
Chemicals                                       2.8
Broadcasting & Media                            2.6
Business Services                               2.2
Real Estate Companies                           2.1
Electrical Equipment                            1.3
Electric Utilities                              1.2
Medical Products                                1.2
Aerospace & Military Technology                 1.1
Leisure & Tourism                               1.1
Forest Products                                 0.9
Household & Personal Products                   0.7
Housing & Household Durables                    0.7
Computers & Business Equipment                  0.6
Gas & Pipeline Utilities                        0.6
Machinery                                       0.6
Real Estate Investment Trusts                   0.6
Computer Services                               0.5
Computer Software                               0.5
Apparel & Textiles                              0.4
Entertainment Products                          0.3
Multi-Industry                                  0.3
Internet Content                                0.1
Time Deposit                                    0.1
U.S. Government Agencies                        0.1
                                               ----
                                               99.1%
                                               ====

COUNTRY ALLOCATION*

Japan                                          21.7%
United Kingdom                                 19.9
France                                         11.5
Switzerland                                     5.8
United States                                   4.9
Germany                                         4.9
Netherlands                                     4.0
Italy                                           2.9
South Korea                                     2.5
Spain                                           2.4
Austria                                         2.2
Hong Kong                                       2.2
Ireland                                         1.8
Sweden                                          1.6
Greece                                          1.3
Russia                                          1.2
Taiwan                                          1.0
Belgium                                         0.8
Finland                                         0.8
Hungary                                         0.7
Australia                                       0.6
Canada                                          0.6
Singapore                                       0.6
Thailand                                        0.6
India                                           0.5
Norway                                          0.5
Denmark                                         0.4
Brazil                                          0.3
China                                           0.3
South Africa                                    0.2
Euro Time Deposit                               0.1
Luxembourg                                      0.1
New Zealand                                     0.1
Portugal                                        0.1
                                               ----
                                               99.1%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
COMMON STOCK -- 94.0%                                                              SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

AUSTRALIA -- 2.2%

Alinta, Ltd.                                                                            1,201   $        10,853
Alumina, Ltd.                                                                         104,413           486,511
Amcor, Ltd.                                                                             4,195            21,466
Amp, Ltd.                                                                               8,888            50,428
Ansell, Ltd.                                                                              691             5,944
APN News & Media, Ltd.                                                                  1,396             5,323
Aristocrat Leisure, Ltd.                                                                1,478            13,356
Australia & New Zealand Banking Group, Ltd.                                             8,715           159,506
Australian Gas Light Co., Ltd.                                                          2,182            24,660
Australian Stock Exchange, Ltd.                                                           491            10,155
AXA Asia Pacific Holdings, Ltd.                                                         4,163            15,429
Babcock & Brown, Ltd.                                                                     718            11,608
BHP Billiton, Ltd.                                                                     17,130           290,659
BHP Steel, Ltd.                                                                         3,413            24,882
Billabong International, Ltd.                                                             641             6,379
Boral, Ltd.                                                                             2,771            17,053
Brambles Industries, Ltd.                                                               4,629            31,277
Caltex Australia, Ltd.                                                                    645            10,093
Centro Properties Group                                                                 3,727            17,053
CFS Gandel Retail Trust(2)                                                              7,220             9,938
Challenger Financial Services Group, Ltd.                                               1,915             5,856
Coca-Cola Amatil, Ltd.                                                                  2,491            15,026
Cochlear, Ltd.                                                                            260             7,774
Coles Myer, Ltd.                                                                        5,279            41,304
Commonwealth Bank of Australia                                                          6,117           179,176
Commonwealth Property Office Fund(2)                                                    6,383             6,158
Computershare, Ltd.                                                                     1,846             9,291
CSL, Ltd.                                                                                 905            26,502
CSR, Ltd.                                                                               4,350            10,284
Db Rreef Trust                                                                         12,403            12,958
DCA Group, Ltd.                                                                         1,921             5,743
Downer Group, Ltd.                                                                      1,320             6,080
Foster's Group, Ltd.                                                                    9,565            42,526
Futuris Corp., Ltd.                                                                     2,535             4,079
General Property Trust                                                                  8,674            25,798
Harvey Norman Holding, Ltd.                                                             2,526             5,394
Iluka Resources, Ltd.                                                                   1,113             7,444
ING Industrial Fund(2)                                                                  3,340             6,011
Insurance Australia Group, Ltd.                                                         7,617            31,716
Investa Property Group                                                                  7,134            11,370
John Fairfax Holdings, Ltd.                                                             4,417            15,326
Leighton Holdings, Ltd.                                                                   652             7,085
Lend Lease Corp., Ltd.                                                                  1,714            18,299
Lion Nathan, Ltd.                                                                       1,404             8,983
Macquarie Airports                                                                      2,983             7,461

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

AUSTRALIA (CONTINUED)

Macquarie Bank, Ltd.                                                                    1,071   $        61,542
Macquarie Communications Infrastructure Group                                           1,593             7,204
Macquarie Goodman Management, Ltd.                                                      5,680            18,366
Macquarie Infrastructure Group                                                         10,344            31,632
Mayne Group, Ltd.                                                                       3,048            12,505
Mirvac Group                                                                            4,080            12,570
Multiplex Group                                                                         3,002             6,982
National Australia Bank, Ltd.                                                           7,451           187,795
Newcrest Mining, Ltd.                                                                   1,579            25,263
OneSteel, Ltd.                                                                          2,694             7,827
Orica, Ltd.                                                                             1,300            20,819
Origin Energy, Ltd.+                                                                    3,773            21,033
Pacific Brands, Ltd.                                                                    2,403             5,223
PaperlinX, Ltd.                                                                         2,131             5,135
Patrick Corp., Ltd.                                                                     3,122            16,404
Perpetual Trustees Australia, Ltd.                                                        187             9,662
Publishing & Broadcasting, Ltd.+                                                          644             8,094
Qantas Airways, Ltd.                                                                  154,332           396,628
QBE Insurance Group, Ltd.                                                               3,685            52,494
Rinker Group, Ltd.                                                                      4,497            56,860
Rio Tinto, Ltd.                                                                         1,357            61,201
Santos, Ltd.                                                                            2,820            26,903
SFE Corp., Ltd.                                                                           641             6,130
Sonic Healthcare, Ltd.                                                                  1,181            13,960
Stockland Trust Group                                                                   6,186            29,060
Suncorp-Metway, Ltd.                                                                    2,609            39,216
TABCORP Holdings, Ltd.                                                                  2,503            32,927
Telstra Corp., Ltd.                                                                    10,109            31,376
Toll Holdings, Ltd.                                                                     1,184            12,551
Transurban Group                                                                        3,751            20,596
Unitab, Ltd.                                                                              574             5,734
Wesfarmers, Ltd.                                                                        1,798            55,052
Westfield Group                                                                         6,950            89,041
Westpac Banking Corp., Ltd.                                                             8,605           138,462
Woodside Petroleum, Ltd.                                                                2,229            61,194
Woolworths, Ltd.                                                                        5,072            64,323
                                                                                                ---------------
                                                                                                      3,391,981
                                                                                                ---------------

AUSTRIA -- 0.6%

Andritz AG                                                                                 43             4,288
Bank Austria Creditanstalt AG                                                             176            19,670
Boehler-Uddeholm AG                                                                        48             8,076
Erste Bank der oesterreichischen Sparkassen AG                                            634            33,908
Flughafen Wien AG                                                                          50             3,365
Immofinanz Immobil Anlagen AG+                                                          1,604            15,538
Mayr-Melnhof Karton AG                                                                     20             2,909
Meinl European Land, Ltd.+                                                                400             7,077
Oesterreichische Elektrizitaetswirtschafts AG, Class A                                     37            12,985
OMV AG                                                                                    788            46,794
Radex Heraklith Industriebeteiligungs AG+                                                  98             2,917
Telekom Austria AG                                                                     38,043           756,698
Voestalpine AG                                                                             94             8,267
Wienerberger AG                                                                           301            11,862
                                                                                                ---------------
                                                                                                        934,354
                                                                                                ---------------

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

BELGIUM -- 0.8%

AGFA Gevaert NV                                                                           461   $        11,109
Barco NV                                                                                   54             4,167
Bekaert NV                                                                                 68             5,561
Belgacom SA                                                                               777            26,344
Cofinimmo SA                                                                               29             4,573
Colruyt SA                                                                                 76             9,883
Compagnie Maritime Belge SA                                                                84             2,921
Dexia                                                                                   2,612            58,798
Electrabel SA                                                                             132            66,155
Delhaize Group                                                                            337            19,935
Euronav NV                                                                                 93             3,051
Fortis                                                                                  5,595           162,258
Groupe Bruxelles Lambert SA                                                               331            32,322
InBev NV                                                                               17,167           679,004
KBC Bancassurance Holding                                                                 875            70,879
Mobistar SA                                                                               136            11,180
Omega Pharma SA                                                                            95             5,364
S.A. D'ieteren NV                                                                          14             3,340
Solvay SA, Class A                                                                        303            35,232
UCB SA                                                                                    418            22,064
Umicore                                                                                   115            12,543
                                                                                                ---------------
                                                                                                      1,246,683
                                                                                                ---------------

BRAZIL -- 0.3%

Uniao de Banco Brasilieros SA GDR                                                       9,000           473,400
                                                                                                ---------------

CANADA -- 0.6%

Alcan Aluminium, Ltd.                                                                  11,985           380,284
OPTI Canada, Inc.+                                                                     17,910           608,555
                                                                                                ---------------
                                                                                                        988,839
                                                                                                ---------------

CHINA -- 0.3%

China Petroleum and Chemical Corp.                                                    915,179           418,814
                                                                                                ---------------

DENMARK -- 0.4%

A/S Dampskibsselskabet Torm                                                               100             5,725
AP Moller - Maersk A/S                                                                      5            51,053
Bang & Olufsen A/S, Class B                                                                50             4,308
Carlsberg A/S, Class B                                                                    150             8,769
Coloplast A/S, Class B                                                                    119             7,244
Danisco A/S                                                                               198            13,345
Danske Bank A/S                                                                         2,009            61,474
DSV A/S                                                                                   100            10,629
East Asiatic Co., Ltd. A/S                                                                100             7,416
FLS Industries A/S, Class B                                                               200             5,572
GN Store Nord A/S                                                                         900            11,886
H. Lundbeck A/S                                                                           300             7,622
Kobenhavns Lufthavne A/S                                                                   25             6,253
NKT Holding A/S                                                                            50             2,122
Novo Nordisk A/S, Class B                                                               1,125            55,623
Novozymes A/S                                                                             204            10,513

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

DENMARK (CONTINUED)

TDC A/S                                                                                   915   $        49,219
Topdanmark A/S+                                                                           100             7,956
Vestas Wind Systems A/S+                                                               13,484           325,740
William Demant Holding A/S+                                                               200             9,373
                                                                                                ---------------
                                                                                                        661,842
                                                                                                ---------------

FINLAND -- 0.8%

Amer Group, Ltd.                                                                          300             5,726
Cargotec Corp.+                                                                           410            12,358
Elisa Corp.                                                                               700            12,098
Fortum Oyj                                                                              1,905            38,235
KCI Konecranes Oyj                                                                        100             4,627
Kesko Oyj, Class B                                                                        300             8,322
Kone Oyj+                                                                                 200            13,581
Metso Oyj                                                                                 554            14,055
Neste Oil Oyj+                                                                            576            21,342
Nokia Oyj                                                                              21,202           355,214
Nokian Renkaat Oyj                                                                        500            11,844
Orion Oyj, Class B                                                                        400             8,918
Outokumpu Oyj                                                                             551             7,351
Pohjola Holding PLC, Class D                                                              300             4,813
Rautaruukki Oyj                                                                           400             8,985
Sampo Oyj, Class A                                                                      1,800            28,556
Stora Enso Oyj, Class R                                                                46,965           645,729
TietoEnator Oyj                                                                           380            12,765
UPM-Kymmene Oyj                                                                         2,500            50,027
Uponor Oyj                                                                                300             6,941
Wartsila Oyj, Class B                                                                     300             9,555
YIT-Yhtyma Oyj                                                                            300            12,727
                                                                                                ---------------
                                                                                                      1,293,769
                                                                                                ---------------

FRANCE -- 11.5%

Accor SA                                                                                  938            47,371
Air France-KLM                                                                            579             9,680
Air Liquide                                                                               520            95,619
Alcatel SA+                                                                             5,927            78,927
Alstom+                                                                                   525            24,923
Atos Origin SA+                                                                           320            22,633
Autoroutes du Sud de la France                                                            276            15,972
AXA+                                                                                   31,066           852,769
BNP Paribas SA                                                                         16,329         1,241,281
Bouygues SA                                                                               953            44,291
Business Objects SA+                                                                      321            11,014
Cap Gemini SA+                                                                         12,680           493,453
Carrefour SA                                                                            2,695           123,988
Cie Generale d'Optique Essilor International SA+                                          469            38,837
CNP Assurances                                                                            166            11,133
Compagnie de Saint-Gobain                                                               1,466            84,325
Compagnie Generale des Establissements Michelin, Class B                                  685            40,241
Credit Agricole SA                                                                     36,887         1,081,716
Dassault Systemes SA                                                                      271            14,005

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Electric Power Development Co., Ltd.+                                                     600   $        20,032
Casino Guichard-Perrachon SA                                                              178            12,622
France Telecom SA                                                                      63,871         1,833,108
Gecina SA                                                                                  45             5,300
Groupe Danone                                                                           1,136           122,399
Hermes International                                                                       45            10,627
Imerys SA                                                                                 151            11,206
Klepierre                                                                                 111            11,139
L'Oreal SA                                                                              6,796           526,413
Lafarge SA                                                                             12,225         1,075,499
Lagardere Group S.C.A                                                                     574            40,736
LVMH Moet Henessy Louis Vuitton SA                                                      7,282           600,378
Neopost SA                                                                                152            14,733
PagesJaunes Groupe SA                                                                  17,931           489,193
Pernod-Ricard SA                                                                          336            59,321
Peugeot SA                                                                              9,259           628,728
Pinault-Printemps-Redoute SA                                                              316            33,155
Publicis Groupe                                                                           653            20,782
Renault SA                                                                                885            83,815
Sagem SA                                                                                  797            17,203
Sanofi-Synthelabo SA                                                                   22,348         1,846,552
Schneider Electric SA                                                                   1,080            85,278
SCOR                                                                                    3,934             8,038
Societe BIC SA                                                                            148             8,755
Societe des Autoroutes du Nord et de l'Est de la France+                                  110             6,868
Societe des Autoroutes Paris-Rhin-Rhone                                                   162            10,894
Societe Generale                                                                        1,659           189,318
Societe Television Francaise1                                                             564            14,960
Sodexho Alliance SA                                                                       455            17,176
Suez SA                                                                                 3,902           112,785
Suez SA+                                                                                  285                 4
Technip SA                                                                                414            24,500
Thales SA                                                                                 369            17,132
Thomson SA                                                                              1,240            25,782
Total SA                                                                               12,779         3,487,900
Total SA+                                                                                  72                 1
Unibail (Union du Credit-Bail Immobilier)                                                 217            31,505
Valeo SA                                                                                  333            13,840
Veolia Environment                                                                      1,456            61,439
Vinci SA                                                                               16,130         1,388,995
Vivendi Universal SA                                                                   25,572           834,727
Zodiac SA                                                                                 182            10,740
                                                                                                ---------------
                                                                                                     18,145,756
                                                                                                ---------------

GERMANY -- 4.8%

Adidas-Salomon AG                                                                         208            36,143
Allianz AG                                                                              7,677         1,036,516
Altana AG                                                                                 335            18,754
BASF AG                                                                                 2,566           192,747
Bayer AG                                                                                3,140           115,063
Bayerische Hypo-und Vereinsbank AG+                                                     2,690            75,781
Beiersdorf AG                                                                              81             9,297

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Celesio AG                                                                                182   $        15,935
Commerzbank AG                                                                          2,285            62,339
Continental AG                                                                            625            51,304
DaimlerChrysler AG                                                                      4,355           231,031
Deutsche Bank AG                                                                        8,662           810,139
Deutsche Boerse AG                                                                        480            45,863
Deutsche Lufthansa AG                                                                   1,094            14,503
Deutsche Post AG                                                                        2,924            68,386
Deutsche Telekom AG                                                                    13,038           237,239
Douglas Holding AG                                                                        158             6,001
E.ON AG                                                                                13,523         1,242,187
Epcos AG+                                                                                 235             3,070
Fresenius Medical Care AG                                                               9,213           838,752
Heidelberger Druckmaschinen AG                                                            246             8,429
Hochtief AG                                                                               284            12,680
Hypo Real Estate Holding AG                                                               623            31,493
Infineon Technologies AG+                                                               3,036            29,847
IVG Immobilien AG                                                                      13,302           273,378
KarstadtQuelle AG+                                                                        303             4,100
Linde AG                                                                                  399            29,396
MAN AG                                                                                    673            34,521
Marschollek, Lautenschlaeger und Partner AG                                               290             6,061
Merck KGaA                                                                                231            19,442
Metro AG                                                                                  696            34,271
Muenchener Rueckversicherungs-Gesellschaft AG                                             877           100,132
Premiere AG+                                                                            8,532           239,640
Puma AG                                                                                    79            21,436
RWE AG                                                                                  2,000           132,324
SAP AG                                                                                  1,055           182,331
Schering AG                                                                             6,704           423,809
Siemens AG                                                                              9,003           693,578
Suedzucker AG                                                                             292             6,622
ThyssenKrupp AG                                                                         1,720            35,907
TUI AG                                                                                    768            16,356
Volkswagen AG                                                                           1,071            65,904
Wincor Nixdorf AG                                                                          75             7,211
                                                                                                ---------------
                                                                                                      7,519,918
                                                                                                ---------------

GREECE -- 1.3%

Alpha Bank A.E                                                                          1,324            37,394
Athens Stock Exchange SA                                                                  230             2,128
Coca-Cola Hellenic Bottling Co. SA                                                        520            15,099
Cosmote Mobile Communications SA                                                          640            12,615
EFG Eurobank Ergasias SA                                                                  907            27,971
Emporiki Bank of Greece SA+                                                               315             9,200
Folli - Follie SA                                                                          80             2,404
Germanos SA                                                                               280             4,509
Greek Organisation of Football Prognostics SA                                          15,760           488,682
Hellenic Duty Free Shops SA                                                                90             1,694
Hellenic Petroleum SA                                                                     520             8,037
Hellenic Technodomiki Tev SA                                                              466             2,453
Hellenic Telecommunications Organization SA+                                           14,778           294,476

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

GREECE (CONTINUED)

Hyatt Regency SA                                                                          210   $         2,579
Intracom SA                                                                               410             2,858
National Bank of Greece SA                                                             27,337         1,086,185
Piraeus Bank SA                                                                           825            17,272
Public Power Corp.                                                                        500            10,973
Technical Olympic SA                                                                      380             2,567
Titan Cement Co. SA                                                                       280             9,288
Viohalco, Hellenic Copper and Aluminum Industry SA                                        530             3,631
                                                                                                ---------------
                                                                                                      2,042,015
                                                                                                ---------------

HONG KONG -- 2.2%

ASM Pacific Technology, Ltd.                                                            1,000             4,841
Bank of East Asia, Ltd.                                                                 7,000            20,484
BOC Hong Kong (Holdings), Ltd.                                                         18,000            36,082
Cathay Pacific Airways, Ltd.                                                            5,000             8,895
Cheung Kong (Holdings), Ltd.                                                            8,000            90,340
Cheung Kong Infrastructure Holdings, Ltd.                                               3,000            10,016
China Mobile (Hong Kong), Ltd.                                                        116,500           571,435
China Unicom, Ltd. (Hong Kong)                                                        408,000           339,240
CLP Holdings, Ltd.                                                                      8,900            53,005
Dah Sing Banking Group, Ltd.                                                           49,280            88,620
Dah Sing Financial Group                                                               24,698           165,559
Esprit Holdings, Ltd.                                                                 120,500           900,952
Giordano International, Ltd.                                                            6,000             4,138
Hang Lung Properties, Ltd.                                                              9,000            14,270
Hang Seng Bank, Ltd.                                                                    3,700            49,700
Henderson Land Development Co., Ltd.                                                    4,000            19,981
Hong Kong & China Gas Co., Ltd.                                                        17,392            35,872
Hong Kong Electric Holdings, Ltd.                                                       7,000            34,606
Hong Kong Exchanges & Clearing, Ltd.                                                    6,000            20,574
Hopewell Holdings, Ltd.                                                                 3,000             7,947
Hutchison Telecommunications International, Ltd.+                                       7,000            10,152
Hutchison Whampoa, Ltd.                                                                 9,300            96,269
Hysan Development Co., Ltd.                                                             4,000            10,029
Johnson Electric Holdings, Ltd.                                                         7,500             7,203
Kerry Properties, Ltd.                                                                  2,500             6,413
Kingboard Chemical Holdings, Ltd.                                                       3,000             7,483
Li & Fung, Ltd.                                                                         8,000            18,511
MTR Corp.                                                                               6,500            13,532
New World Development Co., Ltd.                                                        10,126            13,315
Noble Group, Ltd.                                                                       5,000             4,698
Orient Overseas International, Ltd.                                                     1,100             4,105
PCCW, Ltd.                                                                             17,923            11,668
SCMP Group, Ltd.                                                                        6,000             2,224
Shangri-La Asia, Ltd.                                                                   6,000             9,707
Sino Land Co., Ltd.                                                                     8,000             9,694
Smartone Telecommunications Holdings, Ltd.                                              1,500             1,547
Solomon Systech International, Ltd.                                                    10,000             3,609
Sun Hung Kai Properties, Ltd.+                                                          6,000            62,070
Swire Pacific, Ltd., Class A                                                            4,500            41,448
Techtronic Industries Co., Ltd.                                                       158,500           403,537
Television Broadcasting, Ltd.                                                           2,000            12,002

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)

Texwinca Holdings, Ltd.                                                                 4,000   $         2,733
Wharf Holdings, Ltd.                                                                    6,000            23,513
Wing Hang Bank, Ltd.                                                                    1,000             7,399
Yue Yuen Industrial Holdings                                                           88,500           243,002
                                                                                                ---------------
                                                                                                      3,502,420
                                                                                                ---------------

HUNGARY -- 0.7%

Gedeon Richter Rt                                                                       4,963           893,523
OTP Bank Rt. GDR                                                                        3,300           261,030
                                                                                                ---------------
                                                                                                      1,154,553
                                                                                                ---------------

INDIA -- 0.5%

Reliance Industries, Ltd. Sponsored GDR+*                                              21,888           788,406
                                                                                                ---------------

IRELAND -- 1.8%

Allied Irish Banks PLC (Dublin)                                                         4,162            88,537
Bank of Ireland (Dublin)                                                                4,619            73,000
C&C Group PLC                                                                           1,000             5,985
CRH PLC                                                                                 2,551            69,136
CRH PLC (Dublin)                                                                       26,723           724,239
DCC PLC                                                                                   385             7,727
Depfa Bank PLC                                                                         50,125           804,240
Eircom Group PLC                                                                        2,693             6,344
Elan Corp. PLC+                                                                         1,897            17,099
Fyffes PLC                                                                              1,499             4,576
Grafton Group PLC (United Kingdom)+(2)                                                  1,046            10,560
Greencore Group PLC                                                                       744             3,228
Iaws Group PLC                                                                            507             7,495
Independent News & Media PLC                                                            2,670             7,798
Irish Life & Permanent PLC                                                                668            12,123
Irish Life & Permanent PLC                                                             49,379           899,094
Kerry Group PLC, Class A                                                                  626            14,633
Kingspan Group PLC                                                                        563             7,240
Paddy Power                                                                               216             3,811
Ryanair Holdings PLC Sponsored ADR+                                                       181             8,241
                                                                                                ---------------
                                                                                                      2,775,106
                                                                                                ---------------

ITALY -- 2.9%

Alleanza Assicurazioni SpA                                                              2,023            24,970
Arnoldo Mondadori Editore SpA                                                             558             5,590
Assicurazione Generali SpA                                                              4,572           144,185
Autogrill SpA                                                                             548             7,732
Autostrade SpA                                                                          1,366            35,117
Banca Antonveneta SpA                                                                     414            13,031
Banca Fideuram SpA                                                                      1,406             8,052
Banca Intesa SpA (London)                                                             172,656           804,606
Banca Intesa SpA (Milan)                                                                4,456            19,387
Banca Monte dei Paschi di Siena SpA                                                     5,264            23,345
Banca Nazionale del Lavoro SpA+                                                         5,046            16,192
Banca Popolare di Milano Scarl                                                          1,884            19,303

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

Banche Popolari Unite SCRL                                                              1,642   $        33,331
Banco Popolare di Verona e Novara SCRL                                                  1,770            33,377
Benetton Group SpA                                                                        304             3,259
Bulgari SpA                                                                               710             7,987
Capitalia SpA                                                                           6,884            37,645
Edison SpA+                                                                             3,971             8,853
Enel SpA                                                                               65,274           562,483
Eni SpA                                                                                12,437           369,350
Fiat SpA+                                                                               2,294            20,512
FinecoGroup SpA                                                                           755             6,855
Finmeccanica SpA                                                                        1,411            27,998
Gruppo Editoriale L'Espresso SpA                                                          829             4,690
Italcementi SpA                                                                           339             5,305
Lottomatica SpA                                                                           149             5,648
Luxottica Group SpA                                                                       655            16,280
Mediaset SpA                                                                           47,247           559,036
Mediobanca SpA                                                                          2,262            44,503
Mediolanum SpA                                                                          1,214             8,324
Pirelli & C SpA                                                                        13,615            14,441
Riunione Adriatica di Sicurtza SpA                                                      1,443            32,847
Saipem SpA                                                                             19,333           325,992
Sanpaolo IMI SpA                                                                        5,286            82,080
Seat Pagine gialle SpA+                                                                19,390             9,555
Snam Rete Gas SpA                                                                       4,672            27,233
Telecom Italia Media SpA+                                                               5,483             3,591
Telecom Italia SpA (London)                                                            51,106           166,146
Telecom Italia SpA (Milan)                                                             28,796            80,119
Terna SpA                                                                               5,734            14,782
Tiscali SpA+                                                                            1,128             3,911
UniCredito Italiano SpA                                                               148,627           837,762
                                                                                                ---------------
                                                                                                      4,475,405
                                                                                                ---------------

JAPAN -- 21.7%

77 Bank, Ltd.                                                                           2,000            14,693
Acom Co., Ltd.                                                                            340            24,679
Aderans Co., Ltd.                                                                         200             5,462
Advantest Corp.                                                                           300            23,256
Aeon Co., Ltd.                                                                          3,100            62,262
Aeon Credit Service Co., Ltd.                                                             200            14,535
Aiful Corp.                                                                             8,400           703,700
Aisin Seiki Co., Ltd.                                                                     900            25,529
Ajinomoto Co., Inc.                                                                     2,000            21,036
Alfresa Holdings Corp.                                                                    200             9,302
All Nippon Airways Co., Ltd.                                                            3,000             9,302
Alps Electric Co., Ltd.                                                                 1,000            16,235
Amada Co., Ltd.                                                                         2,000            15,944
Amano Corp.                                                                             1,000            15,504
Anritsu Corp.                                                                           1,000             5,400
Aoyama Trading Co., Ltd.                                                                  300             8,457
Ariake Japan Co., Ltd.                                                                    100             2,286
Asahi Breweries, Ltd.                                                                   1,800            22,785
Asahi Glass Co., Ltd.                                                                   4,000            41,966

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Asahi Kasei Corp.                                                                       5,000   $        27,308
Asatsu-DK, Inc.                                                                           200             6,237
Astellas Pharma, Inc.                                                                  19,400           729,722
Autobacs Seven Co., Ltd.                                                                  100             3,902
Bank of Fukuoka, Ltd.                                                                   3,000            21,617
Bank Of Kyoto, Ltd.                                                                     2,000            20,014
Bank of Yokohama, Ltd.                                                                  5,000            38,099
Benesse Corp.                                                                             400            15,046
Bridgestone Corp.                                                                       3,000            64,218
Canon Sales Co., Inc.                                                                   1,000            20,525
Canon, Inc.                                                                             3,600           194,397
Casio Computer Co., Ltd.                                                                1,100            15,979
Central Glass Co., Ltd.                                                                 1,000             5,743
Central Japan Railway Co.                                                                   7            54,510
Chiba Bank, Ltd.                                                                        3,000            24,392
Chubu Electric Power Co., Inc.                                                          2,800            68,323
Chugai Pharmaceutical Co., Ltd.                                                         1,400            26,700
Circle K Sunkus Co., Ltd.                                                                 300             7,175
Citizen Watch Co., Ltd.                                                                 1,400            11,408
Coca Cola West Japan Co., Ltd.                                                            200             4,475
COMSYS Holdings Corp.                                                                   1,000            11,575
Credit Saison Co., Ltd.                                                                16,700           732,611
CSK Corp.                                                                                 300            13,214
Dai Nippon Printing Co., Ltd.                                                           4,000            64,482
Daicel Chemical Industries, Ltd.                                                        2,000            12,949
Daido Steel Co., Ltd.                                                                   2,000            12,861
DAIICHI SANKYO Co., Ltd.                                                                3,074            62,959
Daikin Industries, Ltd.                                                                 1,100            29,457
Daimaru, Inc.                                                                           1,000            11,769
Dainippon Ink & Chemicals, Inc.                                                         4,000            13,143
Dainippon Screen Manufacturing Co., Ltd.                                                1,000             6,527
Daito Trust Construction Co., Ltd.                                                     14,900           652,334
Daiwa House Industry Co., Ltd.                                                          2,000            26,163
Daiwa Securities Group, Inc.                                                            6,000            46,882
Denki Kagaku Kogyo Kabushiki Kaisha                                                     3,000            10,809
Denso Corp.                                                                             2,500            72,454
Dentsu, Inc.                                                                                9            25,529
Don Quijote Co., Ltd.                                                                   9,000           578,753
Dowa Mining Co., Ltd.                                                                   1,000             8,386
East Japan Railway Co.                                                                    109           622,199
Ebara Corp.                                                                             2,000             8,510
Eisai Co., Ltd.+                                                                        1,200            51,269
Elpida Memory, Inc.+                                                                      200             5,849
FamilyMart Co., Ltd.                                                                      400            12,016
Fanuc, Ltd.                                                                            17,200         1,390,909
Fast Retailing Co., Ltd.+                                                                 200            15,169
Fuji Electric Co., Ltd.                                                                 3,000            11,945
Fuji Photo Film Co., Ltd.                                                               2,300            75,775
Fuji Soft ABC, Inc.                                                                       200             5,233
Fuji Television Network, Inc.                                                               3             6,712
Fujikura, Ltd.                                                                          2,000            12,262
Fujitsu, Ltd.                                                                           8,000            52,713
Furukawa Electric Co., Ltd.+                                                            3,000            15,196

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

GLORY, Ltd.                                                                               200   $         3,876
Goodwill Group, Inc.                                                                        2             3,066
Gunma Bank, Ltd.                                                                        2,000            12,826
Gunze, Ltd.                                                                             1,000             5,030
Hakuhodo Dy Holdings, Inc.                                                                100             6,633
Hankyu Department Stores, Inc.                                                          1,000             7,884
HIKARI TSUSHIN, Inc.                                                                      100             6,342
Hino Motors, Ltd.                                                                       2,000            13,566
Hirose Electric Co., Ltd.                                                                 200            23,309
Hitachi Cable, Ltd.                                                                     1,000             4,061
Hitachi Capital Corp.                                                                     300             6,303
Hitachi Chemical Co., Ltd.                                                                500            10,439
Hitachi Construction Machinery Co., Ltd.                                                  500             9,558
Hitachi Software Engineering Co., Ltd.                                                    200             3,208
Hitachi, Ltd.                                                                          15,000            95,005
Hokkaido Electric Power Co., Inc.                                                         900            19,146
Hokugin Financial Group, Inc.                                                           5,000            18,851
Honda Motor Co., Ltd.                                                                  21,600         1,221,564
House Food Corp.                                                                          400             6,092
HOYA Corp.(6)                                                                           1,500            49,815
HOYA Corp.(5)                                                                           4,500           153,013
IBIDEN Co., Ltd.                                                                          400            16,667
Inpex Corp.                                                                                66           512,209
Isetan Co., Ltd.                                                                          900            14,334
Ishihara Sangyo Kaisha, Ltd.                                                            2,000             4,211
Ishikawajima-Harima Heavy Industries Co., Ltd.+                                         6,000            12,104
Ito En, Ltd.                                                                              200             9,355
Itochu Corp.                                                                            7,000            48,159
Itochu Techno-Science Corp.                                                               200             6,994
Jafco Co., Ltd.                                                                           200            13,090
Japan Airlines Corp.                                                                    4,000            10,606
Japan Real Estate Investment Corp.                                                          2            16,121
Japan Retail Fund Investment Corp.                                                          2            16,138
Japan Tobacco, Inc.                                                                         4            63,073
JFE Holding, Inc.                                                                       2,600            84,514
JGC Corp.                                                                               1,000            18,279
Joyo Bank, Ltd.                                                                         4,000            24,383
JS Group Corp.                                                                          1,100            18,731
JSR Corp.                                                                                 800            16,631
Jupiter Telecommunications Co., Ltd.+                                                   1,095           946,261
Kajima Corp.                                                                            4,000            19,027
Kaken Pharmaceutical Co., Ltd.                                                          1,000             7,435
Kamigumi Co., Ltd.                                                                      2,000            15,944
Kanebo, Ltd.+(3)(4)                                                                       100               317
Kaneka Corp.                                                                            2,000            26,092
Kansai Electric Power Co., Inc.                                                         3,600            79,440
Kansai Paint Co., Ltd.                                                                  1,000             6,281
Kao Corp.                                                                               2,000            49,242
Katokichi Co., Ltd.                                                                       600             3,927
Kawasaki Heavy Industries, Ltd.                                                         6,000            15,169
Kawasaki Kisen Kaisha, Ltd.                                                             2,000            14,429
Keihin Electric Express Railway Co., Ltd.                                               3,000            18,842
Keio Electric Railway Co., Ltd.                                                         3,000            16,543

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Keisei Electric Railway Co., Ltd.                                                       2,000   $        10,976
Keyence Corp.                                                                             200            50,282
Kikkoman Corp.                                                                          1,000             9,602
Kinden Corp.                                                                            1,000             8,633
Kintetsu Corp.                                                                          8,000            27,061
Kirin Brewery Co., Ltd.                                                                 3,000            33,034
Kobe Steel, Ltd.                                                                       12,000            36,469
Kokuyo Co., Ltd.                                                                          400             5,525
Komatsu, Ltd.                                                                           4,000            54,475
Konami Corp.                                                                              500            11,254
Konica Minolta Holdings, Inc.                                                           2,000            18,182
KOSE Corp.                                                                                200             6,818
Koyo Seiko Co., Ltd.                                                                    1,000            15,081
Kubota Corp.                                                                            5,000            34,619
Kuraray Co., Ltd.                                                                       2,000            17,724
Kurita Water Industries, Ltd.                                                             600            10,888
Kyocera Corp.                                                                             700            48,714
Kyowa Hakko Kogyo Co., Ltd.                                                             2,000            15,521
Kyushu Electric Power Co., Inc.                                                         1,800            40,037
Lawson, Inc.                                                                              300            11,311
LEOPALACE21 Corp.                                                                      31,000           748,238
Mabuchi Motor Co., Ltd.                                                                   200             9,866
Makita Corp.                                                                            1,000            20,261
Marubeni Corp.                                                                          6,000            27,907
Marui Co., Ltd.                                                                         1,400            23,642
Matsui Securities Co., Ltd.                                                               600             7,289
Matsumotokiyoshi Co., Ltd.                                                                200             6,501
Matsushita Electric Industrial Co., Ltd.                                                9,000           152,458
Matsushita Electric Works, Ltd.                                                         2,000            19,873
MEDICEO Holdings Co., Ltd.                                                                700            11,161
Meiji Dairies Corp.                                                                     2,000            10,994
Meiji Seika Kaisha, Ltd.                                                                2,000            10,377
Meitec Corp.                                                                              200             6,395
Millea Holdings, Inc.                                                                      48           769,556
Minebea Co., Ltd.                                                                       2,000             8,245
Mitsubishi Chemical Corp.(3)                                                            8,000            26,498
Mitsubishi Corp.                                                                        5,600           110,500
Mitsubishi Electric Corp.                                                               9,000            57,637
Mitsubishi Estate Co., Ltd.                                                             5,000            68,622
Mitsubishi Gas Chemical Co., Inc.                                                       2,000            13,354
Mitsubishi Heavy Industries, Ltd.                                                      14,000            49,577
Mitsubishi Logistcs Corp.                                                               1,000            11,795
Mitsubishi Materials Corp.                                                              5,000            17,662
Mitsubishi Rayon Co., Ltd.                                                              2,000             8,950
Mitsubishi Securities Co., Ltd.                                                         1,000            11,170
Mitsubishi Tokyo Financial Group, Inc.+                                                    34           446,265
Mitsui & Co., Ltd.                                                                      6,000            75,106
Mitsui Chemicals, Inc.                                                                  3,000            17,706
Mitsui Engineering & Shipbuilding Co., Ltd.                                             4,000             9,514
Mitsui Fudosan Co., Ltd.                                                               61,000           917,257
Mitsui Mining & Smelting Co., Ltd.                                                      3,000            17,415
Mitsui O.S.K. Lines, Ltd.                                                               5,000            39,949
Mitsui Sumitomo Insurance Co., Ltd.                                                     5,000            57,875

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Mitsui Trust Holdings, Inc.                                                             2,000   $        27,696
Mitsukoshi, Ltd.                                                                        2,000             9,672
Mitsumi Electric Co., Ltd.                                                                400             4,059
Mizuho Financial Group, Inc.                                                              192         1,221,142
Murata Manufacturing Co., Ltd.                                                         13,200           736,047
NAMCO BANDAI Holdings, Inc.                                                             1,000            16,649
NEC Corp.                                                                               9,000            48,758
NEC Electronics Corp.                                                                     200             6,660
NET One Systems Co., Ltd.                                                                   3             5,893
NGK Insulators, Ltd.                                                                    2,000            25,423
NGK Spark Plug Co., Ltd.                                                                1,000            14,491
NHK Spring Co., Ltd.                                                                    1,000             7,329
Nichii Gakkan Co.                                                                         200             4,880
Nichirei Corp.                                                                          2,000             8,210
NIDEC Corp.(6)                                                                            200            11,892
NIDEC Corp.(5)                                                                            200            11,751
Nikko Cordial Corp.                                                                     9,500           109,879
Nikon Corp.                                                                             1,000            12,615
Nintendo Co., Ltd.                                                                        400            46,653
Nippon Building Fund, Inc.                                                                  2            17,072
Nippon Electric Glass Co., Ltd.                                                         1,000            18,014
Nippon Express Co., Ltd.                                                                4,000            19,732
Nippon Kayaku Co., Ltd.                                                                 1,000             7,849
Nippon Light Metal Co., Ltd.                                                            3,000             8,245
Nippon Meat Packers, Inc.                                                               1,000            10,817
Nippon Mining Holdings, Inc.                                                            3,500            27,748
Nippon Oil Corp.                                                                        5,000            44,265
Nippon Paper Group, Inc.                                                                    5            18,103
Nippon Sheet Glass Co., Ltd.                                                            2,000             9,003
Nippon Shokubai Co., Ltd.                                                               1,000            10,580
Nippon Steel Corp.                                                                     29,000           108,827
Nippon Telegraph & Telephone Corp.                                                         24           117,970
Nippon Yusen Kabushiki Kaisha                                                           4,000            26,815
Nishi-Nippon City Bank, Ltd.                                                            3,000            14,878
Nishimatsu Construction Co., Ltd.                                                       2,000             8,369
Nissan Chemical Industries, Ltd.                                                        1,000            12,535
Nissan Motor Co., Ltd.                                                                 10,800           123,298
Nisshin Seifun Group, Inc.                                                              1,100            10,688
Nisshin Steel Co., Ltd.                                                                 4,000            13,813
Nisshinbo Industries, Inc.                                                              1,000             8,668
Nissin Food Products Co., Ltd.                                                            500            13,015
Nitori Co., Ltd.                                                                          100             8,377
Nitto Denko Corp.                                                                       5,849           329,238
Nok Corp.                                                                                 400            11,910
Nomura Research Institute, Ltd.                                                           200            23,080
Nomura Securities Co., Ltd.                                                            86,000         1,334,091
NSK, Ltd.                                                                               3,000            16,543
NTN Corp.                                                                               2,000            11,963
NTT Data Corp.                                                                              7            27,008
NTT DoCoMo, Inc.                                                                           81           144,133
NTT Urban Development Corp.                                                                76           389,641
Obayashi Corp.                                                                          2,000            13,813
Obic Co., Ltd.                                                                          1,300           221,018

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Odakyu Electric Railway Co., Ltd.                                                       3,000   $        16,332
Oji Paper Co., Ltd.                                                                     3,000            16,385
Oki Electric Industry Co., Ltd.                                                         3,000            10,201
Okumura Corp.                                                                           1,000             6,122
Olympus Corp.                                                                           1,000            22,155
Omron Corp.                                                                             1,100            26,793
Onward Kashiyama Co., Ltd.                                                              1,000            15,856
Oracle Corp. Japan                                                                        200             8,809
Oriental Land Co., Ltd.                                                                   300            17,151
Orix Corp.+                                                                             3,200           577,872
Osaka Gas Co., Ltd.                                                                     9,000            31,475
Pioneer Corp.                                                                             800            11,388
Promise Co., Ltd.                                                                         400            29,634
QP Corp.                                                                                  400             3,827
Rakuten, Inc.                                                                              19            14,528
Resona Holdings, Inc.+                                                                     20            51,621
Ricoh Co., Ltd.                                                                        37,000           577,881
Rinnai Corp.                                                                              200             4,598
Rohm Co., Ltd.                                                                            500            43,384
Ryohin Keikaku Co., Ltd.                                                                  100             6,439
Sanden Corp.                                                                            1,000             4,545
Sanken Electric Co., Ltd.                                                               1,000            11,478
Sankyo Co., Ltd. (Gunma)                                                                  200            10,536
Santen Pharmaceutical Co., Ltd.                                                           400            10,359
Sanwa Shutter Corp                                                                      1,000             6,008
Sanyo Electric Co., Ltd.                                                                8,000            19,732
Sapporo Holdings, Ltd.                                                                  2,000            10,483
SECOM Co., Ltd.                                                                         1,000            48,097
SEGA SAMMY HOLDINGS, Inc.+(5)                                                             300            11,628
SEGA SAMMY HOLDINGS, Inc.(6)                                                              300            11,839
Seiko Epson Corp.                                                                         600            15,433
Seino Transportation Co., Ltd.                                                          1,000             9,135
Sekisui Chemical Co., Ltd.                                                              3,000            21,379
Sekisui House, Ltd.                                                                     3,000            36,760
Seven & I Holdings Co., Ltd.+                                                           3,620           119,901
SFCG Co., Ltd.                                                                             30             7,743
Sharp Corp.                                                                             4,000            57,928
Shimachu Co.                                                                              300             7,637
Shimamura Co., Ltd.                                                                       100            11,082
Shimano, Inc.                                                                             400            10,782
Shimizu Corp.                                                                           3,000            19,635
Shin-Etsu Chemical Co., Ltd.                                                           16,900           736,919
Shinko Securities Co., Ltd.                                                             3,000            11,099
Shinsei Bank, Ltd.                                                                      4,000            25,194
Shionogi & Co., Ltd.                                                                    1,000            13,610
Shiseido Co., Ltd.                                                                      2,000            28,823
Shizuoka Bank, Ltd.                                                                     3,000            30,893
Showa Denko KK                                                                          4,000            12,791
Showa Shell Sekiyu KK                                                                     900            12,320
Skylark Co., Ltd.                                                                         400             5,895
SMC Corp.                                                                                 200            26,621
Softbank Corp.                                                                          1,100            61,047
Sojitz Holdings Corp.+                                                                  1,000             5,699

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Sompo Japan Insurance, Inc.                                                             4,000   $        52,960
Sony Corp.                                                                             11,900           391,006
Stanley Electric Co., Ltd.                                                                800            12,114
Sumitomo Bakelite Co., Ltd.                                                             1,000             6,853
Sumitomo Chemical Co., Ltd.                                                             7,000            43,288
Sumitomo Corp.                                                                        154,000         1,625,194
Sumitomo Electric Industries, Ltd.                                                     54,000           727,801
Sumitomo Heavy Industries, Ltd.                                                         2,000            14,183
Sumitomo Metal Industries, Ltd.                                                        19,000            66,614
Sumitomo Metal Mining Co., Ltd.                                                         2,000            18,534
Sumitomo Mitsui Financial Group, Inc.                                                      21           197,939
Sumitomo Osaka Cement Co., Ltd.                                                         2,000             6,378
Sumitomo Realty & Development Co., Ltd.                                                 1,000            14,817
Sumitomo Rubber Industries, Ltd.                                                        1,000            11,883
Sumitomo Trust & Banking Co., Ltd.                                                      5,000            41,138
Suruga Bank, Ltd.                                                                       1,000            11,011
Suzuken Co., Ltd.                                                                         300             8,668
T&D Holdings, Inc.                                                                      1,091            64,968
Taiheiyo Cement Corp.                                                                 252,000           941,226
Taisei Corp.                                                                            4,000            16,455
Taisho Pharmaceutical Co., Ltd.                                                         1,000            18,014
Taiyo Nippon Sanso Corp.                                                                2,000            12,491
Taiyo Yuden Co., Ltd.                                                                  48,000           528,541
Takara Shuzo Co.                                                                        1,000             6,298
Takashimaya Co., Ltd.                                                                   1,000            12,738
Takeda Pharmaceutical Co., Ltd.                                                         4,200           250,106
Takefuji Corp.+                                                                        16,200         1,262,949
Takuma Co., Ltd.                                                                        1,000             7,902
Tanabe Seiyaku Co., Ltd.                                                                1,000            10,104
TDK Corp.                                                                                 500            35,633
Teijin, Ltd.                                                                            3,000            17,495
Teikoku Oil Co., Ltd.                                                                   1,000            10,791
Terumo Corp.                                                                              800            25,722
THK Co., Ltd.                                                                             500            12,465
TIS, Inc.                                                                                 200             4,158
Tobu Railway Co., Ltd.                                                                  4,000            15,962
Toda Construction Co.                                                                   1,000             5,048
Toho Co., Ltd.                                                                            700            11,099
Tohoku Electric Power Co., Inc.                                                         2,000            44,486
Tokuyama Corp.                                                                          1,000             9,796
Tokyo Broadcasting System, Inc.                                                           200             4,642
Tokyo Electric Power Co., Inc.                                                          5,400           136,522
Tokyo Electron, Ltd.                                                                      700            37,183
Tokyo Gas Co., Ltd.                                                                    10,000            40,610
Tokyo Steel Manufacturing Co., Ltd.                                                       500             7,774
Tokyo Tatemono Co., Ltd.                                                                2,000            16,279
Tokyu Corp.                                                                             4,000            21,212
Tokyu Land Corp.                                                                        2,000            12,914
TonenGeneral Sekiyu KK                                                                  1,000            11,628
Toppan Printing Co., Ltd.                                                               3,000            31,633
Toray Industries, Inc.                                                                  6,000            31,924
Toshiba Corp.                                                                          13,000            57,259
Tosoh Corp.                                                                             3,000            12,764

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Toto, Ltd.                                                                              2,000   $        15,856
Toyo Seikan Kaisha, Ltd.                                                                  800            11,882
Toyo Suisan Kaisha, Ltd.                                                                1,000            17,072
Toyobo Co., Ltd.                                                                        4,000             9,866
Toyoda Gosei Co., Ltd.                                                                    400             7,611
Toyota Industries Corp.                                                                 1,000            33,210
Toyota Motor Corp.                                                                     32,000         1,465,821
Toyota Tsusho Corp.                                                                     1,000            18,191
Trend Micro, Inc.                                                                         500            15,812
Ube Industries, Ltd.                                                                    4,000            10,782
Uni-Charm Corp.                                                                           200             8,633
Uniden Corp.                                                                            1,000            14,641
UNY Co., Ltd.                                                                           1,000            13,196
Ushio, Inc.                                                                               600            12,183
USS Co., Ltd.                                                                             120             8,520
Wacoal Corp.                                                                            1,000            13,222
West Japan Railway Co.                                                                    181           684,012
Yahoo Japan Corp.(6)                                                                       18            21,089
Yahoo Japan Corp.(5)                                                                       18            21,406
Yakult Honsha Co.                                                                         600            15,196
Yamada Denki Co., Ltd.                                                                  7,177           545,609
Yamaha Corp.                                                                              800            13,848
Yamaha Motor Co., Ltd.                                                                    900            18,591
Yamato Transport Co., Ltd.                                                             35,000           575,317
Yamazaki Baking Co., Ltd.                                                               1,000             8,756
Yaskawa Electric Corp.+                                                                 1,000             7,655
Yokogawa Electric Corp.                                                                 1,000            15,610
Zeon Corp.                                                                              1,000            10,923
                                                                                                ---------------
                                                                                                     34,188,675
                                                                                                ---------------

LUXEMBOURG -- 0.1%

Arcelor                                                                                 2,445            57,184
Oriflame Cosmetics SA SDR                                                                 150             4,362
Stolt Offshore SA+                                                                        800             9,250
Stolt-Nielsen SA+                                                                         150             5,987
                                                                                                ---------------
                                                                                                         76,783
                                                                                                ---------------

NETHERLANDS -- 4.0%

ABN AMRO Holdings NV                                                                    8,343           199,839
Aegon NV                                                                                6,677            99,106
Akzo Nobel NV                                                                           1,298            56,581
ASML Holding NV+                                                                        2,312            37,957
Buhrmann NV                                                                               556             6,716
Corio NV                                                                                  193            11,203
DSM NV                                                                                    722            28,366
Euronext NV                                                                               404            17,781
European Aeronautic Defense and Space Co.                                               1,160            41,127
Getronics NV                                                                              579             7,084
Hagemeyer NV+                                                                           2,466             7,261
Heineken NV                                                                             1,170            37,559
IHC Caland NV                                                                           6,246           520,969
ING Groep NV                                                                           54,350         1,618,642

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

NETHERLANDS (CONTINUED)

James Hardie Industries NV                                                              2,202   $        15,029
Koninklijke (Royal) KPN NV                                                             10,017            89,810
Koninklijke (Royal) Philips Electronics NV                                              6,288           167,090
Koninklijke Ahold NV+                                                                   7,426            56,138
Oce NV                                                                                    375             5,873
Qiagen NV+                                                                                669             8,643
Randstad Holding NV                                                                       221             8,483
Reed Elsevier NV                                                                        3,362            46,386
Rodamco Europe NV                                                                         215            18,579
Royal Dutch Shell PLC                                                                   1,300            42,993
Royal Dutch Shell PLC, Class A ADR                                                     18,430           608,463
Royal Dutch Shell PLC, Class B                                                         26,320           908,966
Royal Numico NV+                                                                          715            31,288
TPG NV                                                                                 28,277           702,464
Unilever NV                                                                             2,731           194,145
Vedior NV                                                                                 796            11,289
VNU NV                                                                                 21,097           663,044
Wereldhave NV                                                                             100            10,594
Wolters Kluwer NV                                                                       1,351            25,135
                                                                                                ---------------
                                                                                                      6,304,603
                                                                                                ---------------

NEW ZEALAND -- 0.1%

Auckland International Airport, Ltd.                                                    4,674             7,372
Carter Holt Harvey, Ltd.                                                                3,127             5,451
Contact Energy, Ltd.                                                                    1,378             7,245
Fisher & Paykel Appliances Holdings, Ltd.                                               1,198             2,925
Fisher & Paykel Healthcare Corp.                                                        2,304             5,945
Fletcher Building, Ltd.                                                                 2,218            12,152
Kiwi Income Property Trust(2)                                                           3,369             2,680
Sky City Entertainment Group, Ltd.                                                      1,996             6,641
Sky Network Television, Ltd.+                                                           1,011             4,308
Telecom Corp. of New Zealand, Ltd.                                                      9,339            38,891
Tower, Ltd.+                                                                            1,371             2,191
Vector, Ltd.+                                                                           1,200             2,607
Warehouse Group, Ltd.                                                                     657             1,772
Waste Management NZ, Ltd.                                                                 479             2,034
                                                                                                ---------------
                                                                                                        102,214
                                                                                                ---------------

NORWAY -- 0.5%

Den Norke Bank ASA                                                                      3,154            32,495
Frontline, Ltd.                                                                           250            11,104
Norsk Hydro ASA                                                                           673            75,297
Norske Skogindustrier ASA                                                                 520             7,679
Orkla ASA                                                                                 871            33,037
Petroleum Geo-Services ASA+                                                               270             8,593
Prosafe ASA                                                                               150             5,609
Schibsted ASA                                                                             250             7,765
Smedvig ASA                                                                               100             2,450
Statoil ASA                                                                             3,126            77,535
Storebrand ASA                                                                          1,100            10,746
Tandberg Television ASA+                                                                  300             3,904
Tanderg ASA                                                                               600             8,013

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

NORWAY (CONTINUED)

Telenor ASA                                                                            56,822   $       507,374
Tomra Systems ASA                                                                         800             5,690
Yara International ASA                                                                    953            17,201
                                                                                                ---------------
                                                                                                        814,492
                                                                                                ---------------

PORTUGAL -- 0.1%

Banco BPI SA                                                                            1,453             6,461
Banco Comercial Portugues SA                                                            9,340            25,931
Banco Espirito Santo SA                                                                   502             8,018
Brisa-Auto Estradas de Portugal SA                                                      1,577            13,627
Cimpor Cimentos De Portugal SA                                                            964             5,318
Electricidade de Portugal SA                                                            8,737            24,361
Jeronimo Martins SGPS SA                                                                  181             2,611
Portugal Telecom SGPS SA                                                                3,624            33,102
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA                           375             3,966
Sonae SGPS SA                                                                           4,301             7,340
                                                                                                ---------------
                                                                                                        130,735
                                                                                                ---------------

RUSSIA -- 1.2%

Lukoil Sponsored ADR                                                                   12,900           745,878
Mobile Telesystems Sponsored ADR                                                       13,600           553,248
NovaTek OAO GDR+*                                                                      27,400           643,900
                                                                                                ---------------
                                                                                                      1,943,026
                                                                                                ---------------

SINGAPORE -- 0.6%

Allgreen Properties, Ltd.                                                               3,000             2,376
Ascendas Real Estate Investment Trust                                                   5,000             6,472
Capitaland, Ltd.                                                                        6,000            11,134
Capitamall Trust                                                                        4,000             5,555
Chartered Semiconductors Manufacturing, Ltd.+                                           5,000             3,398
City Developments, Ltd.                                                                 2,000            10,993
Comfortdelgro Corp., Ltd.                                                               9,000             7,979
Cosco Corp. (Singapore), Ltd.                                                           2,000             3,002
Creative Technology, Ltd.                                                                 250             1,847
Datacraft Asia, Ltd.+                                                                   2,000             1,930
DBS Group Holdings, Ltd.                                                               61,163           571,127
Fraser & Neave, Ltd.                                                                    1,000            10,165
Haw Par Corp., Ltd.                                                                     1,040             3,196
Jardine Cycle & Carriage, Ltd.                                                          1,000             6,560
Keppel Corp., Ltd.                                                                      2,000            15,011
Keppel Land, Ltd.                                                                       2,000             4,373
Neptune Orient Lines, Ltd.                                                              3,000             5,461
Olam International, Ltd.+                                                               2,000             1,643
Overseas-Chinese Banking Corp., Ltd.                                                   12,100            44,694
Parkway Holdings, Ltd.                                                                  3,000             3,830
SembCorp Industries, Ltd.                                                               4,760             8,440
SembCorp Logistics, Ltd.                                                                1,678             1,636
SembCorp Marine, Ltd.                                                                   3,000             5,301
Singapore Airlines, Ltd.                                                                2,000            13,711
Singapore Exchange, Ltd.                                                                4,000             5,957
Singapore Land, Ltd.                                                                    1,000             3,221

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

SINGAPORE (CONTINUED)

Singapore Petroleum Co., Ltd.                                                           1,000   $         3,487
Singapore Post, Ltd.                                                                    7,000             5,006
Singapore Press Holdings, Ltd.                                                          8,250            22,526
Singapore Technologies Engineering, Ltd.                                                6,000             9,007
Singapore Telecommunications, Ltd.                                                     32,580            47,174
SMRT Corp.                                                                              3,000             1,844
STATS ChipPAC, Ltd.+                                                                    6,000             3,688
Suntec Real Estate Investment Trust                                                     5,000             3,398
United Overseas Bank, Ltd.                                                              5,000            41,666
United Overseas Land, Ltd.                                                              2,500             3,457
Venture Corp., Ltd.                                                                     1,000             8,570
Want Want Holdings, Ltd.                                                                2,000             2,060
Wing Tai Holdings, Ltd.                                                                 2,000             1,785
                                                                                                ---------------
                                                                                                        912,680
                                                                                                ---------------

SOUTH AFRICA -- 0.2%

Massmart Holdings, Ltd.                                                                45,435           385,617
                                                                                                ---------------

SOUTH KOREA -- 2.5%

Electrolux AB, Class B                                                                  1,340            31,365
Hana Bank                                                                              17,912           660,864
Hyundai Motor Co. GDR+*                                                                23,333           914,187
LG Chem, Ltd.                                                                          18,380           790,860
Samsung Electronics Co., Ltd.                                                           1,368           770,852
Samsung Electronics Co., Ltd. GDR (Frankfurt)+*                                         1,100           312,950
Samsung Electronics Co., Ltd. GDR (London)+                                               600           170,700
Samsung Electronics Co., Ltd. GDR (OTC)+*                                               1,500           323,625
                                                                                                ---------------
                                                                                                      3,975,403
                                                                                                ---------------

SPAIN -- 2.4%

Abertis Infraestructuras SA                                                             1,033            30,045
Acciona SA                                                                                137            15,683
Acerinox SA                                                                               880            12,226
ACS, Actividades de Construccion y Servicios, SA                                        1,181            34,420
Altadis SA                                                                              1,353            60,605
Antena 3 de Television SA                                                                 372             6,742
Banco Bilbao Vizcaya Argentaria SA                                                     78,051         1,368,623
Banco Popular Espanol SA                                                                4,065            49,539
Banco Santander Central Hispano SA                                                     28,391           372,950
Cintra Concesiones de Infraestructuras de Transporte SA+                                  939            12,899
Ebro Puleva SA                                                                            405             7,253
Endesa SA                                                                               4,553           121,862
Fomento de Construcciones y Contratas SA                                                  219            13,052
Gamesa Corp. Tecnologica SA                                                               524             8,048
Gas Natural SDG, SA                                                                       856            24,897
Grupo Ferrovial SA                                                                        302            25,135
Iberdrola SA                                                                            3,877           108,335
Iberia Lineas Aereas de Espana SA                                                       2,254             5,743
Indra Sistemas SA                                                                         654            14,345
Industria de Diseno Textil SA                                                           1,042            30,582
Inmobiliaria Colonial SA                                                                  148             8,983

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

SPAIN (CONTINUED)

Mapfre Reinsurance Corp.                                                                  514   $         8,822
Metrovacesa SA                                                                            268            19,728
NH Hoteles SA                                                                             372             5,750
Promotora De Informaciones SA                                                             366             7,060
Repsol YPF SA                                                                           4,375           141,758
Sacyr Vallehermoso SA                                                                     525            14,733
Sociedad General de Aguas de Barcelona SA, Class A                                        279             6,770
Sogecable SA+                                                                             192             7,495
Telefonica Publicidad e Informacion SA                                                    777             6,705
Telefonica SA                                                                          73,863         1,209,077
Union Fenosa SA                                                                         1,019            33,654
Zeltia SA                                                                                 758             5,493
                                                                                                ---------------
                                                                                                      3,799,012
                                                                                                ---------------

SWEDEN -- 1.6%

Alfa Laval AB                                                                             400             7,274
Assa Abloy AB, Class B                                                                  1,400            19,770
Atlas Copco AB, Class A                                                                 1,556            30,100
Atlas Copco AB, Class B                                                                 1,000            17,281
Axfood AB                                                                                 100             2,476
Billerud AB                                                                               200             2,554
Capio Ab+                                                                                 400             7,893
Castellum AB                                                                              200             7,377
D. Carnegie & Co. AB                                                                      300             3,850
Elekta AB, Class B                                                                        200             9,156
Eniro AB                                                                                  800             9,337
Gambro AB, Class A                                                                        900            13,638
Gambro AB, Class B                                                                        500             7,544
Getinge AB, Class B                                                                     1,000            13,799
Hennes & Mauritz AB, Class B                                                            2,250            80,231
Hoganas AG                                                                                100             2,347
Holmen AB, Class B                                                                        300             9,401
Lundin Petroleum AB+                                                                      700             8,847
Modern Times Group AB, Class B+                                                           231             8,699
Nordea Bank AB                                                                         10,200           101,945
OMX AB+                                                                                   400             4,939
Sandvik AB                                                                                900            44,744
Sas AB+                                                                                   700             7,448
Scania AB, Class B                                                                        500            18,055
Securitas AB, Class B                                                                   1,292            19,994
Skandia Forsakrings AB                                                                 92,532           482,102
Skandinaviska Enskilda Banken AB, Class A                                               2,400            43,951
Skanska AB, Class B                                                                     1,716            25,339
SKF AB                                                                                  1,676            21,830
SSAB Svenskt Stal AB, Series A                                                            200             6,048
SSAB Svenskt Stal AB, Series B                                                            200             5,739
Svenska Cellulosa AB, Class B                                                          17,387           608,780
Svenska Handelsbanken AB, Class A                                                       2,473            57,247
Swedish Match AB                                                                        1,400            16,701
Tele2 AB, Class B                                                                       1,600            16,301
Telefonaktiebolaget LM Ericsson, Class B                                              182,534           666,187
Telelogic AB+                                                                           1,100             2,525
TeliaSonera AB                                                                          8,459            40,145

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

SWEDEN (CONTINUED)

Trelleborg AB, Class B                                                                    400   $         6,680
Volvo AB, Class A                                                                         500            21,086
Volvo AB, Class B                                                                         970            42,219
Wihlborgs Fastighe AB                                                                     400             7,119
Wihlborgs Fastigheter AB+                                                                 180             4,213
WM-data AB, Class B                                                                     2,000             5,391
                                                                                                ---------------
                                                                                                      2,538,302
                                                                                                ---------------

SWITZERLAND -- 5.8%

ABB, Ltd.+                                                                              9,398            68,676
Adecco SA                                                                                 626            28,579
Ciba Specialty Chemicals AG                                                               321            18,932
Clariant AG+                                                                            1,099            15,790
Compagnie Financiere Richemont AG, Class A(2)                                           2,369            93,786
Credit Suisse Group                                                                    24,223         1,072,170
Geberit AG                                                                                 18            13,098
Givaudan SA                                                                                31            19,852
Holcim, Ltd.                                                                              878            58,294
Kudelski SA+                                                                              168             6,625
Kuoni Reisen Holdings+                                                                     13             5,212
Logitech International SA+                                                                389            15,731
Lonza Group AG                                                                            180            10,623
Micronas Semiconductor Holdings AG+                                                       155             6,621
Nestle SA                                                                               9,763         2,858,273
Nobel Biocare Holding AG                                                                  110            25,916
Novartis AG                                                                            39,387         1,997,417
Phonak Holding AG                                                                         203             8,695
PSP Swiss Property AG+                                                                    180             9,038
Rieter Holding AG                                                                          21             6,144
Roche Holdings AG-Genusschein                                                           3,357           466,254
Schindler Holding AG                                                                       24             9,325
Serono SA, Class B                                                                        621           408,228
SIG Holding AG                                                                             29             7,387
SGS SA                                                                                     20            15,426
STMicroelectronics NV                                                                   3,026            52,043
Straumann Holding AG                                                                       37             9,911
Sulzer AG                                                                                  17             8,615
Swatch Group AG                                                                           262             7,407
Swatch Group AG, Class B                                                                  160            22,037
Swiss Re                                                                                1,538           100,985
Swisscom AG                                                                               103            33,656
Syngenta AG+                                                                              511            53,486
Synthes, Inc.                                                                             219            25,612
UBS AG                                                                                 16,152         1,372,461
Unaxis Holding AG+                                                                         28             3,705
Valora Holdings AG+                                                                        17             3,165
Zurich Financial Services AG+                                                             688           117,187
                                                                                                ---------------
                                                                                                      9,056,362
                                                                                                ---------------

TAIWAN -- 1.0%

AU Optronics Corp. ADR                                                                 15,761           204,262
Chinatrust Financial Holding Co., Ltd.                                                232,419           200,304

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

TAIWAN (CONTINUED)

Chunghwa Telecom Co., Ltd. ADR                                                         13,900   $       257,289
Hon Hai Precision Industry Co., Ltd. GDR                                               39,560           362,370
MediaTek, Inc.                                                                         54,700           515,921
                                                                                                ---------------
                                                                                                      1,540,146
                                                                                                ---------------

THAILAND -- 0.6%

Thai Oil Public Co., Ltd.(3)                                                          554,519         1,013,252
                                                                                                ---------------

UNITED KINGDOM -- 19.9%

3i Group PLC                                                                            2,763            38,207
Admiral Group PLC                                                                      66,349           497,362
Aegis Group PLC                                                                         5,351            13,213
Aggreko PLC                                                                             1,218             5,027
Alliance Unichem PLC                                                                    1,208            18,462
AMEC PLC                                                                                1,590            10,208
Amvescap PLC                                                                            3,489            22,646
Anglo American PLC                                                                      6,781           202,129
ARM Holdings PLC                                                                        6,451            13,370
Arriva PLC                                                                                933             9,668
Associated British Ports Holdings PLC                                                   1,450            13,433
AstraZeneca PLC                                                                        18,152           843,634
Aviva PLC                                                                              11,310           124,180
BAA PLC                                                                                 5,144            56,615
BAE Systems PLC                                                                       170,857         1,035,163
Balfour Beatty PLC                                                                      2,028            11,715
Barclays PLC                                                                           30,869           311,980
Barratt Developments PLC                                                                1,153            15,364
BBA Group PLC                                                                           2,167            11,342
Bellway PLC                                                                               539             8,323
Berkeley Group Holdings PLC+(2)                                                           519             7,955
BG Group PLC                                                                           16,913           160,492
BHP Billiton PLC                                                                       11,793           190,532
BOC Group PLC                                                                           2,391            48,625
Bodycote International PLC                                                            141,397           541,189
Boots Group PLC                                                                         3,451            37,039
Bovis Homes Group PLC                                                                     568             6,131
BP PLC                                                                                177,402         2,107,392
BPB PLC                                                                                 2,390            31,026
Brambles Industries PLC                                                                 3,461            21,259
Britannic Group PLC                                                                       941            10,241
British Airways PLC+                                                                    2,587            13,358
British American Tobacco PLC                                                           42,190           886,279
British Land Co. PLC                                                                    2,476            41,073
British Sky Broadcasting Group PLC                                                     38,642           382,018
Brixton PLC                                                                             1,221             8,404
BT Group PLC                                                                           40,610           159,193
Bunzl PLC                                                                               1,673            16,761
Cable & Wireless PLC                                                                   11,443            28,862
Cadbury Schweppes PLC                                                                  58,957           594,813
Capita Group PLC                                                                        3,171            21,072
Carnival PLC                                                                           15,224           787,034
Cattles PLC                                                                            42,508           224,927

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Centrica PLC                                                                           17,720   $        76,886
Close Brothers Group PLC                                                                  623             9,137
Cobham PLC                                                                             77,508           216,341
Compass Group PLC                                                                      10,299            37,466
Cookson Group PLC+                                                                        905             5,268
Corus Group PLC                                                                        21,241            19,294
Daily Mail & General Trust                                                              1,439            16,752
Davis Service Group                                                                       969             8,178
De Lau Rue PLC                                                                            793             5,371
Diageo PLC                                                                             14,207           204,225
Dixons Group PLC                                                                        8,993            23,872
Electrocomponents PLC                                                                   2,079             8,920
EMAP PLC                                                                                1,230            17,855
EMI Group PLC+                                                                          3,773            16,138
Enterprise Inns PLC                                                                     1,669            24,801
Exel PLC                                                                                1,421            30,753
First Choice Holidays PLC                                                               2,143             8,004
FirstGroup PLC                                                                          1,881            10,948
FKI PLC                                                                                 2,782             5,471
Friends Provident PLC                                                                   9,010            29,718
Gallaher Group PLC                                                                      3,130            48,582
George Wimpey PLC                                                                       1,876            14,162
GKN PLC                                                                                 3,429            17,827
GlaxoSmithKline PLC                                                                    70,323         1,788,594
Great Portland Estates PLC                                                                777             5,321
Group 4 Securicor PLC+                                                                  5,439            14,510
GUS PLC                                                                                 4,771            71,907
Hammerson PLC                                                                           1,326            21,786
Hanson PLC                                                                              3,485            36,174
Hays PLC                                                                                7,865            17,028
HBOS PLC                                                                               18,646           280,697
Hilton Group PLC                                                                        7,650            42,436
HMV Group PLC                                                                         106,495           387,411
HSBC Holdings PLC (London)                                                             53,610           867,090
ICAP PLC                                                                                2,312            14,925
IM PLC                                                                                  1,667            12,614
Imperial Chemical Industries PLC                                                        5,692            30,043
Imperial Tobacco Group PLC                                                              3,460            99,109
Inchcape PLC                                                                              354            13,668
Intercontinental Hotels Group PLC                                                       2,114            26,735
International Power PLC+                                                                7,039            30,852
Intertek Group PLC                                                                        741             8,933
Invensys PLC+                                                                          27,176             6,950
iSOFT Group PLC                                                                         1,036             7,894
ITV PLC                                                                                19,592            39,049
J. Sainsbury PLC                                                                        6,506            32,073
Johnson Matthey PLC                                                                     1,048            21,867
Kelda Group PLC                                                                         1,795            22,241
Kesa Electricals PLC                                                                    2,530            11,390
Kingfisher PLC                                                                         11,218            42,738
Land Securities Group PLC                                                               2,235            58,304
Legal & General Group PLC                                                              31,083            62,225
Liberty International PLC                                                               1,153            20,235

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Lloyds TSB Group PLC                                                                   26,743   $       220,281
LogicaCMG PLC                                                                           3,588            11,138
London Stock Exchange PLC                                                               1,217            12,235
Man Group PLC                                                                           1,392            40,658
Marconi Corp. PLC+                                                                        997             5,592
Marks & Spencer Group PLC                                                               7,911            52,290
Meggitt PLC                                                                             2,055            11,753
MFI Furniture Group PLC                                                                 2,841             5,449
Misys PLC                                                                               2,314             8,245
Mitchells & Butler PLC                                                                  2,437            15,700
National Express Group PLC                                                                655             9,704
National Grid Group PLC                                                                55,615           521,368
Next PLC                                                                                1,236            30,346
O2 PLC+                                                                               350,899           976,339
Pearson PLC                                                                             3,835            44,576
Peninsular & Oriental Steam Navigation Co.                                              3,567            21,014
Persimmon PLC                                                                           1,323            20,022
Pilkington PLC                                                                          4,937            12,104
Premier Farnell PLC                                                                     1,735             4,621
Provident Financial PLC                                                                 1,220            13,492
Prudential PLC                                                                        135,534         1,229,937
Punch Taverns PLC                                                                       1,207            17,031
Rank Group PLC                                                                          2,983            15,705
Reckitt Benckiser PLC                                                                  13,991           426,177
Reed Elsevier PLC                                                                       6,094            56,376
Rentokil Initial PLC                                                                    8,649            25,209
Reuters Group PLC                                                                       6,867            45,329
Rexam PLC                                                                               2,636            23,921
Rio Tinto PLC                                                                           5,109           208,881
Rolls Royce Group PLC+                                                                 80,485           530,218
Royal & Sun Alliance Insurance Group PLC                                               13,942            23,853
Royal Bank of Scotland Group PLC                                                       81,349         2,308,646
RT Group PLC+(3)(4)                                                                       207                18
SABMiller PLC                                                                           4,211            81,627
Sage Group PLC                                                                          6,134            24,938
Schroders PLC                                                                             595             9,697
Scottish & Newcastle PLC                                                                3,632            29,708
Scottish and Southern Energy PLC                                                        4,103            74,467
Scottish Power PLC                                                                      8,915            89,864
Serco Group PLC                                                                         2,214            10,017
Severn Tren PLC                                                                        26,915           470,454
Shire Pharmaceuticals Group PLC                                                        40,899           497,389
Signet Group PLC                                                                        8,294            14,995
Slough Estates PLC                                                                      2,021            18,982
Smith & Nephew PLC                                                                     63,406           532,337
Smiths Group PLC                                                                       42,226           714,246
SSL International PLC                                                                     906             4,307
Stagecoach Group PLC                                                                    4,087             8,056
Tate & Lyle PLC                                                                         2,325            18,628
Taylor Woodrow PLC                                                                      2,720            15,556
Tesco PLC                                                                             111,002           605,955
Tomkins PLC                                                                             3,694            18,830

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Travis Perkins PLC                                                                        554   $        13,856
Trinity Mirro PLC                                                                       1,392            14,744
Tullow Oil PLC                                                                        100,037           458,758
Unilever PLC                                                                           13,216           137,997
United Business Media                                                                   1,323            12,916
United Utilities PLC                                                                    4,146            47,898
Vodafone Group PLC                                                                  1,190,061         3,096,067
Whitbread PLC                                                                           1,222            20,465
William Hill PLC                                                                        1,884            19,373
William Morrison Supermarkets PLC                                                     197,145           618,080
Wolseley PLC                                                                           39,119           827,287
WPP Group PLC                                                                         125,166         1,273,830
Yell Group PLC                                                                          3,366            28,393
                                                                                                ---------------
                                                                                                     31,296,429
                                                                                                ---------------
TOTAL COMMON STOCK (cost $129,403,072)                                                              147,890,992
                                                                                                ---------------

PREFERRED STOCK -- 0.1%

GERMANY -- 0.1%

Fresenius Medical Care AG                                                                 125             9,840
Henkel KGaA                                                                               283            25,737
Porsche AG                                                                                 37            28,449
ProSieben SAT.1 Media AG                                                                  392             6,775
RWE AG                                                                                    187            10,768
Volkswagen AG                                                                             502            22,914
                                                                                                ---------------
TOTAL PREFERRED STOCK (cost $77,489)                                                                    104,483
                                                                                                ---------------

RIGHTS -- 0.0%+

NORWAY -- 0.0%

Norske Skogindustrier ASA expires 10/13/05                                                520               912
  (cost $0)                                                                                     ---------------


EXCHANGE TRADED FUNDS -- 1.0%

UNITED STATES -- 1.0%

iShares MSCI EAFE Index Fund (cost $1,572,916)(1)                                      27,500         1,597,750
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $131,053,477)                                           149,594,137
                                                                                                ---------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.2%

U.S. GOVERNMENT OBLIGATIONS-- 0.1%

United States Treasury Bills 3.40% due 12/15/05(1)                            $       130,000           129,146
                                                                                                ---------------
TIME DEPOSIT -- 0.1%

Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 10/03/05               143,000           143,000
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $272,079)                                                  272,146
                                                                                                ---------------

                                                                                 PRINCIPAL           VALUE
REPURCHASE AGREEMENTS -- 3.8%                                                      AMOUNT           (NOTE 2)
---------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
   1.75% dated 09/30/05, to be purchased 10/03/05 in the amount of
   $1,923,280 and collateralized by $1,955,000 of United States
   Treasury Notes, bearing interest at 4.25%, due 08/15/13 and
   having an approximated value of $1,962,331                                 $     1,923,000   $     1,923,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.15% dated 09/30/05, to be purchased 10/03/05 in the amount of
   $3,971,711 and collateralized by $4,110,000 of United States
   Treasury Notes, bearing interest at 3.13%, due 10/15/08 and
   having an approximated value of $4,053,488                                       3,971,000         3,971,000
Agreement with State Street Bank & Trust Co., bearing interest at
   2.20% dated 09/30/05, to be purchased 10/03/05 in the amount of
   $143,026 and collateralized by $115,000 of United States
   Treasury Bonds, bearing interest at 7.13%, due 02/15/23 and
   having an approximated value of $150,866                                           143,000           143,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS (cost $6,037,000)                                                         6,037,000
                                                                                                ---------------
TOTAL INVESTMENTS --
   (cost $137,362,556)@                                               99.1%                         155,903,283
Other assets less liabilities --                                       0.9                            1,394,064
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $   157,297,347
                                                                     =====                      ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $2,983,068 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  Fair valued security; see Note 2
(4)  Illiquid security
(5)  When-issued security
(6) The security or a portion thereof represents collateral for when-issued security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
SDR -- Swedish Depository Receipt

OPEN FUTURE CONTRACTS

                                                                             VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT      SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE         2005         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 1 Long       Hang Seng Stock Index         October 2005    $    97,650     $    99,513        $   1,863
 1 Long       MSCI Singapore Index          October 2005         32,229          32,246               17
 3 Long       OMXS30 Index                  October 2005         33,740          34,814            1,074
 3 Long       NIKKEI 225 Index              December 2005       191,722         204,975           13,253
 3 Long       S&P ASX 200 Index             December 2005       258,913         265,578            6,665
 6 Long       Tokyo Price Index             December 2005       700,110         745,633           45,523
 94 Long      MSCI Pan-Euro                 December 2005     2,260,741       2,301,075           40,334
 8 Long       Dow Jones Stoxx 50            December 2005       307,829         315,205            7,376
 1 Long       CAC 40 10 Euro                December 2005        54,005          55,520            1,515
                                                                                               ---------
                                                                                               $ 117,620
                                                                                               =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                            IN                         DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
 CHF        163,633              USD         126,641                10/04/05                  $   2,195
 EUR        193,199              USD         232,778                10/26/05                        293
 HUF     73,892,000              USD         970,479                12/12/05                     16,307
 NOK        553,080              USD          85,173                11/16/05                        568
 SEK      1,981,417              USD         259,178                12/19/05                      2,296
 CHF        163,633              USD         127,639                01/04/06                        139
                                                                                              ---------
                                                                                              $  21,798
                                                                                              =========

      CONTRACT                            IN                         DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
* HKD     8,029,317              USD       1,034,439                12/15/05                  $    (333)
  USD     2,125,978              AUD       2,778,000                10/18/05                     (8,851)
  USD     1,589,779              JPY     179,170,155                10/25/05                     (7,261)
  USD     1,289,163              GBP         712,839                11/18/05                    (32,844)
  USD       364,984              SGD         805,509                11/22/05                     (6,404)
* USD        36,170              HKD         280,623                12/15/05                         (5)
  USD       149,612              DKK         914,126                12/20/05                     (1,785)
  ZAR     1,887,172              USD         251,181                10/20/05                    (13,561)
                                                                                              ---------
                                                                                                (71,044)
                                                                                              ---------
Net Unrealized Appreciation (Depreciation)                                                    $ (49,246)
                                                                                              =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have counterparty settlement risk.
AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krone
SGD -- Singapore Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Treasuries                                37.3%
U.S. Government Agencies                       24.1
Financial Services                             10.7
Repurchase Agreements                           3.5
Banks                                           2.8
Insurance                                       2.7
Broadcasting & Media                            2.4
Telecommunications                              2.2
Electric Utilities                              1.8
Real Estate Investment Trusts                   1.2
Energy Sources                                  1.1
Food, Beverage & Tobacco                        0.8
Leisure & Tourism                               0.8
Real Estate Companies                           0.7
Business Services                               0.6
Foreign Government                              0.6
Gas & Pipeline Utilities                        0.6
Automotive                                      0.5
Energy Services                                 0.5
Household Products                              0.5
Forest Products                                 0.4
Metals & Minerals                               0.4
Chemicals                                       0.3
Drugs                                           0.3
Health Services                                 0.3
Multi-Industry                                  0.3
Retail                                          0.3
Telephone                                       0.3
Computers & Business Equipment                  0.2
Computer Services                               0.2
Aerospace & Military Technology                 0.1
Machinery                                       0.1
Plastic                                         0.1
                                               ----
                                               98.7%
                                               ====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#

Government - Treasury                          39.3%
Government - Agency                            25.1
AAA                                             4.8
AA                                              1.2
A                                               9.7
BBB                                            17.9
BB                                              1.4
Not rated@                                      0.6
                                              -----
                                              100.0%
                                              =====

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short term securities.

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES -- 4.6%                                                    AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 4.6%

FINANCIAL SERVICES -- 4.6%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                  $       350,000    $       341,841
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2
  6.44% due 06/16/30(4)                                                               200,000            207,841
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A2
  7.08% due 07/15/31(4)                                                               300,000            321,102
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2
  6.48% due 02/15/35(4)                                                               350,000            375,085
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3
  5.61% due 11/15/33(4)                                                               200,000            207,111
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08            190,000            187,480
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11            100,000             97,602
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07                           93,861             93,842
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56%
  due 05/18/30(4)                                                                     149,066            154,447
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39%
  due 11/18/30(4)                                                                     200,000            208,929
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(4)                  200,000            211,207
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5
  6.21% due 12/30/11                                                                  200,000            212,127
Credit Suisse First Boston Mtg., Series 2000 C1 A2 7.55% due 04/15/62(4)              450,000            493,612
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2
  6.65% due 06/15/31(4)                                                               293,465            308,395
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(4)             283,382            294,010
GE Commercial Equipment Financing, LLC, Series 2004 A A3 3.36%
  due 06/22/08*                                                                       460,000            454,103
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4
  1.00% due 08/10/42(1)(4)                                                            300,000            295,527
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10                 110,123            110,202
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                 220,000            215,087
Household Affinity Credit Card Master Note Trust, Series 2003-2 A
  2.18% due 02/15/08                                                                  200,000            198,493
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(4)                 200,000            212,517
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(4)                    199,100            205,550
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(4)                    172,659            179,274
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(4)                   450,000            483,753
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(4)                    300,000            310,774
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09%
  due 04/15/34(4)                                                                     290,914            296,399
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51%
  due 04/15/34(4)                                                                     200,000            215,547
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              410,000            397,224
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(4)               200,000            208,849
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08                      265,242            263,387
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11                        400,000            393,872
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                        145,000            142,301
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $8,413,040)                                                        8,297,490
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES -- 85.8%                                                             AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.2%

AUTOMOTIVE -- 0.5%
DaimlerChrysler AG 7.45% due 03/01/27                                         $       100,000    $       108,814
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                   250,000            244,139
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                   330,000            348,904
Ford Motor Co. 7.45% due 07/16/31                                                     150,000            117,000

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Centex Corp. 5.70% due 05/15/14                                                       110,000            109,844
Centex Corp. 7.50% due 01/15/12                                                       130,000            141,819
Centex Corp. 7.88% due 02/01/11                                                        50,000             55,183
Lennar Corp. 7.63% due 03/01/09                                                        60,000             64,728
Pulte Homes, Inc. 7.88% due 08/01/11                                                  200,000            222,911
Toll Brothers, Inc. 6.88% due 11/15/12                                                120,000            128,891

RETAIL -- 0.3%
May Department Stores Co. 5.75% due 07/15/14                                           90,000             91,354
May Department Stores Co. 8.00% due 07/15/12                                          240,000            274,972
Staples, Inc. 7.13% due 08/15/07                                                       85,000             88,549
Staples, Inc. 7.38% due 10/01/12                                                       50,000             56,179
Wendy's International, Inc. 7.00% due 12/15/25                                         85,000             88,076
                                                                                                 ---------------
                                                                                                       2,141,363
                                                                                                 ---------------

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.7%
Altria Group, Inc. 7.00% due 11/04/13                                                 125,000            136,820
ConAgra Foods, Inc. 8.25% due 09/15/30                                                100,000            125,399
Kraft Foods, Inc. 4.13% due 11/12/09                                                  180,000            175,517
Kraft Foods, Inc. 5.63% due 11/01/11                                                   50,000             51,661
Kroger Co. 6.75% due 04/15/12                                                         200,000            214,779
Miller Brewing Co. 4.25% due 08/15/08*                                                200,000            197,160
Philip Morris Cos., Inc. 6.38% due 02/01/06                                            40,000             40,220
Philip Morris Cos., Inc. 7.65% due 07/01/08                                            70,000             74,787
Tyson Foods, Inc. 8.25% due 10/01/11                                                  230,000            265,573

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Fortune Brands, Inc. 6.63% due 07/15/28                                               100,000            106,789
                                                                                                 ---------------
                                                                                                       1,388,705
                                                                                                 ---------------

ENERGY -- 1.4%

ENERGY SERVICES -- 0.5%
Halliburton Co. 7.60% due 08/15/96                                                    180,000            216,306
Motiva Enterprises, LLC 5.20% due 09/15/12*                                           225,000            226,071
Tesoro Petroleum Corp. 8.00% due 04/15/08                                             100,000            104,250
Valero Energy Corp. 7.50% due 04/15/32                                                170,000            205,192
Xcel Energy, Inc. 7.00% due 12/01/10                                                  200,000            218,305

ENERGY SOURCES -- 0.9%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                     180,000            227,267
Amerada Hess Corp. 7.88% due 10/01/29                                                 290,000            355,687
Devon Financing Corp., ULC 6.88% due 09/30/11                                         220,000            241,828
Pemex Project Funding Master Trust 5.75% due 12/15/15*                                550,000            544,500
XTO Energy, Inc. 7.50% due 04/15/12                                                   250,000            281,602
                                                                                                 ---------------
                                                                                                       2,621,008
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 10.1%

BANKS -- 2.1%
BAC Capital Trust VI 5.63% due 03/08/35                                       $       230,000    $       225,303
Bank of America Corp. 6.25% due 04/15/12                                              370,000            398,335
Bank of America Corp. 7.40% due 01/15/11                                              160,000            178,682
Bank One Corp. 5.90% due 11/15/11                                                     260,000            272,491
First Union National Bank 7.80% due 08/18/10                                          300,000            340,445
HSBC Bank USA 4.63% due 04/01/14                                                      300,000            291,179
Independence Community Bank Corp. 3.75% due 04/01/09(1)                               230,000            221,012
Independence Community Bank Corp. 4.90% due 09/23/10                                  100,000             99,156
J.P. Morgan Chase & Co. 5.75% due 01/02/13                                            120,000            124,789
MBNA America Bank NA 5.38% due 01/15/08                                               260,000            263,650
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               300,000            312,481
Nationsbank Corp. 6.80% due 03/15/28                                                  100,000            115,643
Sovereign Bank 4.00% due 02/01/08                                                     200,000            197,662
US Bank NA 4.95% due 10/30/14                                                         350,000            350,370
Wells Fargo & Co. 5.13% due 02/15/07                                                  500,000            502,911

FINANCIAL SERVICES -- 5.7%
Amerus Group Co. 5.95% due 08/15/15                                                   180,000            179,467
Bunge Ltd. Finance Corp. 5.10% due 07/15/15*                                          155,000            152,146
Capital One Financial Corp. 7.25% due 05/01/06                                        220,000            223,419
Citigroup, Inc. 5.00% due 09/15/14                                                  1,203,000          1,196,505
Credit Suisse First Boston, Inc. 5.13% due 08/15/15                                   150,000            149,462
Credit Suisse First Boston 5.75% due 04/15/07                                         250,000            254,384
CS First Boston USA, Inc. 4.88% due 01/15/15                                          300,000            294,159
Duke Capital, LLC 5.67% due 08/15/14                                                  190,000            192,951
ERAC USA Finance Co. 7.35% due 06/15/08*                                               90,000             95,398
ERAC USA Finance Co. 8.00% due 01/15/11*                                              130,000            146,749
Ford Motor Credit Co. 5.70% due 01/15/10                                              500,000            454,206
Ford Motor Credit Co. 7.25% due 10/25/11                                              230,000            218,312
Frank Russell Co. 5.63% due 01/15/09*                                                 100,000            102,919
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                        440,000            468,347
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                        250,000            294,057
General Motors Acceptance Corp. 6.75% due 12/01/14                                     70,000             60,889
General Motors Acceptance Corp. 6.88% due 09/15/11                                     20,000             18,192
General Motors Corp. 8.38% due 07/15/33                                               145,000            113,100
Goldman Sachs Capital I 6.35% due 02/15/34                                            235,000            244,428
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                          160,000            173,450
Household Finance Corp. 4.75% due 07/15/13                                            100,000             97,603
Household Finance Corp. 6.38% due 10/15/11                                            420,000            449,252
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                            380,000            379,044
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                            550,000            595,146
John Hancock Global Funding II 5.00% due 07/27/07*                                    200,000            201,104
Morgan Stanley 4.75% due 04/01/14                                                   1,010,000            974,413
NiSource Finance Corp. 7.88% due 11/15/10                                             190,000            213,615
Nuveen Investments, Inc. 5.50% due 09/15/15                                           215,000            212,401
Philip Morris Capital Corp. 7.50% due 07/16/09                                         40,000             42,792
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*                               140,000            134,958
Pricoa Global Funding I 3.90% due 12/15/08*                                           200,000            195,164
Principal Life Global Funding I 6.13% due 10/15/33*                                   190,000            207,156
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                            305,000            305,240
SB Treasury Co., LLC 9.40% due 06/30/08*(1)                                           220,000            242,786
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                           150,000            148,934
Sun Life Canada US Capital Trust 8.53% due 05/06/07*                                  350,000            380,758

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Verizon Global Funding Corp. 6.88% due 06/15/12                               $       150,000    $       165,479
Verizon Global Funding Corp. 7.75% due 12/01/30                                       140,000            170,559
Wachovia Bank NA 4.88% due 02/01/15                                                   250,000            246,517

INSURANCE -- 2.3%
Ace Capital Trust II 9.70% due 04/01/30                                               220,000            290,102
ACE INA Holdings, Inc. 8.30% due 08/15/06                                              50,000             51,551
Allstate Life Global Funding Trusts 4.25% due 02/26/10                                200,000            195,692
American Financial Group, Inc. 7.13% due 04/15/09                                     140,000            149,713
Asif Global Financing,. Series XXVI 2.50% due 01/30/07*                               150,000            145,963
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                    120,000            118,709
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                  10,000             11,452
Farmers Insurance Exchange 8.63% due 05/01/24*                                        250,000            298,616
Fidelity National Financial, Inc. 7.30% due 08/15/11                                  100,000            105,097
Hartford Life, Inc. 7.10% due 06/15/07                                                200,000            207,836
Jackson National Life Insurance Co. 5.25% due 03/15/07*                                85,000             85,755
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                         90,000             87,941
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                      130,000            132,174
Mercury General Corp. 7.25% due 08/15/11                                              175,000            190,278
MetLife, Inc. 5.70% due 06/15/35                                                      240,000            238,580
MetLife, Inc. 6.13% due 12/01/11                                                      200,000            212,625
MMI Capital Trust, Series B 7.63% due 12/15/27                                        100,000            112,231
Protective Life Secured Trust, Series MTN 4.00% due 10/07/09                          170,000            166,103
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07                                      140,000            141,249
Torchmark Corp. 6.25% due 12/15/06                                                    120,000            121,876
Transamerica Capital II 7.65% due 12/01/26*                                           200,000            233,398
Travelers Property Casualty Corp. 6.38% due 03/15/33                                   70,000             72,641
Unitrin, Inc. 5.75% due 07/01/07                                                      200,000            202,500
W.R. Berkley Capital Trust 8.20% due 12/15/45                                         260,000            266,930
Willis Group North America, Inc. 5.63% due 07/15/15                                   270,000            268,263
XL Capital, Ltd. 5.25% due 09/15/14                                                    65,000             62,706
                                                                                                 ---------------
                                                                                                      18,459,551
                                                                                                 ---------------

HEALTHCARE -- 0.6%

DRUGS -- 0.3%
Schering-Plough Corp. 6.50% due 12/01/33                                              175,000            201,983
Wyeth 5.50% due 02/01/14                                                              240,000            245,935
Wyeth 6.95% due 12/21/05                                                              130,000            142,803

HEALTH SERVICES -- 0.3%
Anthem, Inc. 6.80% due 08/01/12                                                        30,000             33,085
Humana, Inc. 7.25% due 08/01/06                                                       200,000            203,366
Quest Diagnostics, Inc. 6.75% due 07/12/06                                            200,000            203,118
UnitedHealth Group, Inc. 5.20% due 01/17/07                                           110,000            110,591
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                     45,000             48,290
                                                                                                 ---------------
                                                                                                       1,189,171
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.63% due 12/15/12                                                      20,000             22,942
Raytheon Co. 4.85% due 01/15/11                                                       150,000            149,632

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.5%
Aramark Services, Inc. 7.00% due 07/15/06                                     $       180,000    $       182,413
Aramark Services, Inc. 7.00% due 05/01/07                                             200,000            205,966
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             200,000            203,424
Waste Management, Inc. 6.88% due 05/15/09                                             250,000            265,994

MACHINERY -- 0.1%
Kennametal, Inc. 7.20% due 06/15/12                                                   180,000            196,837
                                                                                                 ---------------
                                                                                                       1,227,208
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 3.1%

BROADCASTING & MEDIA -- 2.3%
AOL Time Warner, Inc. 6.75% due 04/15/11                                              150,000            161,088
AOL Time Warner, Inc. 6.88% due 05/01/12                                              260,000            284,150
AOL Time Warner, Inc. 7.63% due 04/15/31                                              230,000            269,452
AOL Time Warner, Inc. 7.70% due 05/01/32                                              100,000            118,392
Belo Corp. 8.00% due 11/01/08                                                         180,000            193,211
Chancellor Media Corp. 8.00% due 11/01/08                                             125,000            134,596
Clear Channel Communications, Inc. 5.00% due 03/15/12                                 340,000            325,042
Clear Channel Communications, Inc. 7.65% due 09/15/10                                  20,000             21,709
Comcast Cable Communications, Inc. 8.38% due 05/01/07                                 150,000            158,264
Comcast Corp. 7.05% due 03/15/33                                                      345,000            383,967
Cox Communications, Inc. 3.88% due 10/01/08                                            70,000             67,931
Cox Communications, Inc. 5.45% due 12/15/14                                            60,000             59,610
Cox Communications, Inc. 7.13% due 10/01/12                                           200,000            217,557
Cox Enterprises, Inc. 7.88% due 09/15/10*                                             210,000            232,282
Lenfest Communications, Inc. 8.38% due 11/01/05                                        40,000             40,123
Liberty Media Corp. 7.88% due 07/15/09                                                 40,000             42,091
Liberty Media Corp. 8.25% due 02/01/30                                                210,000            201,097
News America Holdings, Inc. 8.45% due 08/01/34                                         20,000             25,111
News America, Inc. 6.63% due 01/09/08                                                 290,000            301,346
Univision Communications, Inc. 3.88% due 10/15/08                                      25,000             24,105
Univision Communications, Inc. 7.85% due 07/15/11                                     180,000            199,908
USA Interactive 7.00% due 01/15/13                                                    260,000            274,106
Viacom, Inc. 7.70% due 07/30/10                                                       150,000            165,923
Viacom, Inc. 7.88% due 07/30/30                                                       180,000            210,516

LEISURE & TOURISM -- 0.8%
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                 40,675             39,231
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08               250,000            248,676
GTECH Holdings Corp. 4.50% due 12/01/09                                               175,000            161,220
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                        10,000             10,095
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                       15,000             14,828
Harrah's Operating Co., Inc. 7.50% due 01/15/09                                        70,000             75,120
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                       135,000            150,944
Hilton Hotels Corp. 7.20% due 12/15/09                                                 55,000             59,414
Marriott International, Inc. 4.63% due 06/15/12                                       180,000            173,939
MGM Mirage, Inc. 8.50% due 09/15/10                                                   210,000            228,375
Park Place Entertainment Corp. 7.50% due 09/01/09                                     150,000            162,089
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                    210,000            224,215
                                                                                                 ---------------
                                                                                                       5,659,723
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 1.7%

COMPUTER SERVICES -- 0.2%
Electronic Data Systems Corp. 6.50% due 12/12/05                              $       190,000    $       194,630
Electronic Data Systems Corp. 7.45% due 10/15/29                                      160,000            167,736

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Hewlett-Packard Co. 5.75% due 12/15/06                                                260,000            263,597

TELECOMMUNICATIONS -- 1.3%
AT&T Broadband Corp. 8.38% due 03/15/13                                               240,000            283,960
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       110,000            125,235
AT&T Wireless Services, Inc. 8.13% due 05/01/12                                       160,000            187,628
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                       250,000            337,449
Corning, Inc. 6.05% due 06/15/15                                                      170,000            169,017
Motorola, Inc. 6.50% due 11/15/28                                                     150,000            164,703
Motorola, Inc. 7.50% due 05/15/25                                                      50,000             60,213
SBC Communications, Inc. 5.10% due 09/15/14                                           370,000            366,639
Sprint Capital Corp. 6.88% due 11/15/28                                               190,000            209,888
Sprint Capital Corp. 7.63% due 01/30/11                                               400,000            447,602
Sprint Capital Corp. 8.75% due 03/15/32                                                70,000             93,865
                                                                                                 ---------------
                                                                                                       3,072,162
                                                                                                 ---------------

MATERIALS -- 0.6%

CHEMICALS -- 0.1%
Lubrizol Corp. 4.63% due 10/01/09                                                     105,000            103,219
Lubrizol Corp. 6.50% due 10/01/34                                                     120,000            125,816

FOREST PRODUCTS -- 0.3%
International Paper Co. 5.30% due 04/01/15                                             60,000             58,560
Temple-Inland, Inc. 7.88% due 05/01/12                                                225,000            248,773
Weyerhaeuser Co. 7.38% due 03/15/32                                                   270,000            305,429

METALS & MINERALS -- 0.1%
Commercial Metals Co. 5.63% due 11/15/13                                              125,000            125,355

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                  165,000            165,808
Sealed Air Corp. 5.63% due 07/15/13*                                                   70,000             70,192
                                                                                                 ---------------
                                                                                                       1,203,152
                                                                                                 ---------------

REAL ESTATE -- 1.9%

REAL ESTATE COMPANIES -- 0.7%
AMB Property LP 7.10% due 06/30/08                                                    150,000            159,506
EOP Operating LP 6.75% due 02/15/12                                                    50,000             54,076
EOP Operating LP 7.00% due 07/15/11                                                   240,000            261,883
ERP Operating LP 5.13% due 03/15/16                                                    95,000             93,579
ERP Operating LP 6.63% due 03/15/12                                                   150,000            162,337
Liberty Property LP 7.75% due 04/15/09                                                 70,000             76,209
Liberty Property LP 8.50% due 08/01/10                                                200,000            228,067
Regency Centers LP 4.95% due 04/15/14                                                 100,000             96,812
Regency Centers LP 5.25% due 08/01/15*                                                105,000            104,075

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Archstone-Smith Operating Trust 5.25% due 05/01/15                                    250,000            248,787
Avalon Properties, Inc. 6.88% due 12/15/07                                             40,000             41,658

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
AvalonBay Communities, Inc., Series MTN 7.50% due 08/01/09                    $       200,000    $       218,127
Camden Property Trust 4.38% due 01/15/10                                              230,000            223,674
Developers Diversified Realty Corp. 3.88% due 01/30/09                                180,000            173,546
Developers Diversified Realty Corp. 5.00% due 05/03/10                                 60,000             59,643
Duke Realty LP 6.75% due 05/30/08                                                     160,000            166,542
Duke Realty LP 7.75% due 11/15/09                                                      70,000             76,952
Health Care Property Investors, Inc. 6.00% due 03/01/15                               160,000            164,692
Health Care Property Investors, Inc. 6.45% due 06/25/12                               150,000            158,366
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                      210,000            234,928
Simon Property Group LP 4.60% due 06/15/10                                             75,000             73,959
Simon Property Group LP 5.10% due 06/15/15                                            185,000            181,335
United Dominion Realty Trust, Inc. 5.25% due 01/15/15                                 190,000            186,855
                                                                                                 ---------------
                                                                                                       3,445,608
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 24.1%

U.S. GOVERNMENT AGENCIES -- 24.1%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                       556,000            546,899
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13                                     1,579,000          1,567,578
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09                                        50,000             52,002
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32                                       750,000            895,724
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31                                       100,000            125,698
Federal National Mtg. Assoc. 4.38% due 10/15/06                                     4,000,000          4,000,076
Federal National Mtg. Assoc. 5.38% due 11/15/11                                       500,000            520,800
Federal National Mtg. Assoc. 6.00% due 12/15/05                                     1,250,000          1,254,857
Federal National Mtg. Assoc. 6.00% due 05/15/11                                       250,000            267,458
Federal National Mtg. Assoc. 6.63% due 11/15/30                                       400,000            493,774
Federal National Mtg. Assoc. 7.25% due 01/15/10                                       200,000            220,922
Government National Mtg. Assoc. 4.50% due 04/15/18                                    357,890            353,538
Government National Mtg. Assoc. 4.50% due 05/15/18                                  2,202,936          2,175,535
Government National Mtg. Assoc. 4.50% due 08/15/18                                    104,661            103,359
Government National Mtg. Assoc. 4.50% due 09/15/18                                    824,757            814,497
Government National Mtg. Assoc. 4.50% due 10/15/18                                  3,794,760          3,747,557
Government National Mtg. Assoc. 4.50% due 09/15/33                                    869,009            836,803
Government National Mtg. Assoc. 5.00% due 08/15/33                                    209,560            207,704
Government National Mtg. Assoc. 5.00% due 09/15/33                                    330,088            327,165
Government National Mtg. Assoc. 5.00% due 10/15/33                                    159,342            157,930
Government National Mtg. Assoc. 5.00% due 06/15/34                                    722,735            715,660
Government National Mtg. Assoc. 5.50% due 02/15/32                                     56,975             57,568
Government National Mtg. Assoc. 5.50% due 03/15/32                                     58,689             59,311
Government National Mtg. Assoc. 5.50% due 12/15/32                                     84,312             85,191
Government National Mtg. Assoc. 5.50% due 01/15/33                                     40,512             40,923
Government National Mtg. Assoc. 5.50% due 02/15/33                                    292,441            295,406
Government National Mtg. Assoc. 5.50% due 03/15/33                                    948,772            958,391
Government National Mtg. Assoc. 5.50% due 04/15/33                                  2,726,926          2,754,632
Government National Mtg. Assoc. 5.50% due 05/15/33                                     76,105             76,877
Government National Mtg. Assoc. 5.50% due 06/15/33                                  3,789,953          3,828,377
Government National Mtg. Assoc. 5.50% due 07/15/33                                  2,913,893          2,943,435
Government National Mtg. Assoc. 5.50% due 08/15/33                                    657,949            664,620
Government National Mtg. Assoc. 5.50% due 09/15/33                                    742,329            749,855
Government National Mtg. Assoc. 5.50% due 01/15/34                                  1,261,298          1,273,632
Government National Mtg. Assoc. 5.50% due 02/15/34                                    614,453            620,462

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 6.00% due 04/15/28                            $     1,302,687    $     1,337,004
Government National Mtg. Assoc. 6.00% due 01/15/29                                    223,152            228,827
Government National Mtg. Assoc. 6.00% due 03/15/29                                    299,514            307,131
Government National Mtg. Assoc. 6.00% due 11/15/31                                    127,590            130,727
Government National Mtg. Assoc. 6.00% due 12/15/31                                    287,366            294,431
Government National Mtg. Assoc. 6.00% due 04/15/32                                    248,416            254,502
Government National Mtg. Assoc. 6.00% due 08/15/32                                     53,070             54,370
Government National Mtg. Assoc. 6.00% due 09/15/32                                    244,577            250,568
Government National Mtg. Assoc. 6.00% due 10/15/32                                    663,747            680,006
Government National Mtg. Assoc. 6.00% due 11/15/32                                    259,866            266,232
Government National Mtg. Assoc. 6.00% due 01/15/33                                     39,074             40,031
Government National Mtg. Assoc. 6.00% due 02/15/33                                    485,902            497,797
Government National Mtg. Assoc. 6.00% due 03/15/33                                    134,089            137,371
Government National Mtg. Assoc. 6.00% due 09/15/33                                    174,494            178,766
Government National Mtg..Assoc. 6.00% due 01/15/34                                    948,880            972,144
Government National Mtg. Assoc. 6.00% due 01/15/34                                    213,908            219,153
Government National Mtg. Assoc. 6.00% due 03/15/34                                    448,905            459,912
Government National Mtg. Assoc. 6.00% due 05/15/34                                    257,703            264,022
Government National Mtg. Assoc. 6.00% due 07/15/34                                    175,633            179,940
Government National Mtg. Assoc. 6.00% due 08/15/34                                  1,415,478          1,450,184
Government National Mtg. Assoc. 6.00% due 09/15/34                                    253,544            259,760
Government National Mtg. Assoc. 6.00% due 11/15/34                                    679,206            695,859
Government National Mtg. Assoc. 6.00% due 08/15/35                                    697,383            714,434
Government National Mtg. Assoc. 6.50% due 09/15/28                                     38,982             40,650
Government National Mtg. Assoc. 6.50% due 06/15/31                                     36,444             37,930
Government National Mtg. Assoc. 6.50% due 09/15/31                                    102,090            106,252
Government National Mtg. Assoc. 6.50% due 10/15/31                                     37,375             38,899
Government National Mtg. Assoc. 6.50% due 11/15/31                                     27,383             28,500
Government National Mtg. Assoc. 6.50% due 12/15/31                                     70,029             72,885
Government National Mtg. Assoc. 7.50% due 08/15/07                                     25,388             26,010
Government National Mtg. Assoc. 7.50% due 09/15/30                                     28,685             30,463
                                                                                                 ---------------
                                                                                                      44,048,976
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 37.3%

U.S. TREASURIES -- 37.3%
United States Treasury Bonds 5.25% due 02/15/29                                       300,000            327,035
United States Treasury Bonds 5.38% due 02/15/31                                     3,550,000          3,977,108
United States Treasury Bonds 6.25% due 08/15/23                                     1,615,000          1,931,123
United States Treasury Bonds 7.13% due 02/15/23                                       900,000          1,167,750
United States Treasury Bonds 7.25% due 08/15/22                                        60,000             78,394
United States Treasury Bonds 8.13% due 05/15/21                                        30,000             41,739
United States Treasury Bonds 8.75% due 08/15/20                                       150,000            217,096
United States Treasury Bonds 8.88% due 02/15/19                                       450,000            644,642
United States Treasury Bonds 9.00% due 11/15/18                                       100,000            144,070
United States Treasury Bonds 9.13% due 05/15/18                                        75,000            108,185
United States Treasury Notes 2.63% due 05/15/08                                     3,060,000          2,942,621
United States Treasury Notes 3.00% due 11/15/07                                     1,915,000          1,870,116
United States Treasury Notes 3.50% due 11/15/06                                       170,000            168,825
United States Treasury Notes 3.88% due 09/15/10                                     5,000,000          4,929,295
United States Treasury Notes 4.13% due 05/15/15                                     5,000,000          4,913,865
United States Treasury Notes 4.25% due 08/15/13                                     2,735,000          2,725,597
United States Treasury Notes 4.25% due 08/15/14                                       488,000            484,950

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Notes 4.25% due 08/15/15                               $     8,000,000    $     7,950,000
United States Treasury Notes 4.38% due 05/15/07                                     3,160,000          3,170,491
United States Treasury Notes 4.75% due 11/15/08                                     5,840,000          5,933,761
United States Treasury Notes 4.75% due 05/15/14                                     1,596,000          1,644,253
United States Treasury Notes 4.88% due 02/15/12                                     1,615,000          1,669,443
United States Treasury Notes 5.00% due 02/15/11                                     5,665,000          5,880,281
United States Treasury Notes 5.50% due 02/15/08                                       300,000            309,094
United States Treasury Notes 5.63% due 05/15/08                                       335,000            346,816
United States Treasury Notes 5.75% due 08/15/10                                     2,850,000          3,039,591
United States Treasury Notes 6.00% due 08/15/09                                     4,675,000          4,971,755
United States Treasury Notes 6.13% due 08/15/07                                       875,000            905,523
United States Treasury Notes 6.50% due 02/15/10                                     5,050,000          5,502,527
United States Treasury Notes 6.63% due 05/15/07                                        80,000             83,103
United States Treasury Notes 7.00% due 07/15/06                                       200,000            204,374
                                                                                                 ---------------
                                                                                                      68,283,423
                                                                                                 ---------------

UTILITIES -- 2.3%

ELECTRIC UTILITIES -- 1.7%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                        113,000            114,098
American Electric Power Co., Inc., Series C 5.38% due 03/15/10                        200,000            203,635
Centerpoint Energy, Inc. 6.85% due 06/01/15                                            80,000             88,075
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                 230,000            234,763
Consumers Energy Co. 4.40% due 08/15/09                                               130,000            127,624
Dominion Resources, Inc., Series A 8.13% due 06/15/10                                 240,000            270,540
Entergy Gulf States, Inc. 5.25% due 12/01/05                                          140,000            132,529
Exelon Generation Co., LLC 6.95% due 06/15/11                                         200,000            218,129
FirstEnergy Corp., Series A 5.50% due 11/15/06                                        100,000            100,845
FirstEnergy Corp., Series B 6.45% due 11/15/11                                        225,000            239,572
NSTAR 8.00% due 02/15/10                                                              200,000            224,112
Pepco Holdings, Inc. 5.50% due 08/15/07                                               250,000            253,131
Pinnacle West Capital Corp. 6.40% due 04/01/06                                        120,000            121,059
Progress Energy, Inc. 6.85% due 04/15/12                                              160,000            173,275
PSE&G Power, LLC 3.75% due 04/01/09                                                    30,000             28,818
PSE&G Power, LLC 8.63% due 04/15/31                                                   170,000            220,668
TXU Corp. 4.80% due 11/15/09                                                          130,000            125,256
TXU Energy Co. 7.00% due 03/15/13                                                     110,000            119,419

GAS & PIPELINE UTILITIES -- 0.6%
Duke Energy Co. 6.45% due 10/15/32                                                    100,000            108,110
Duke Energy Field Services, LLC 7.88% due 08/16/10                                    170,000            191,137
Energen Corp., Series MTN 7.63% due 12/15/10                                          190,000            206,666
Kinder Morgan Energy Partners LP 6.75% due 03/15/11                                   200,000            215,724
Northern Border Partners LP 7.10% due 03/15/11                                        190,000            209,583
Northern Natural Gas Co. 6.75% due 09/15/08*                                           50,000             52,795
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08                                    160,000            159,657
                                                                                                 ---------------
                                                                                                       4,139,220
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $157,035,985)                                                              156,879,270
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES -- 4.7%                                                      AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                            $       155,000    $       184,063
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                    40,000             49,900
                                                                                                 ---------------
                                                                                                         233,963
                                                                                                 ---------------

ENERGY -- 0.2%

ENERGY SOURCES -- 0.2%
Empresa Nacional de Petroleo ENAP 4.88% due 03/15/14*                                 130,000            124,583
Husky Energy, Inc. 6.25% due 06/15/12                                                 160,000            169,770
                                                                                                 ---------------
                                                                                                         294,353
                                                                                                 ---------------

FINANCE -- 1.4%

BANKS -- 0.6%
Bangkok Bank, PCL 9.03% due 03/15/29*                                                 195,000            249,077
HBOS PLC 6.00% due 11/01/33*                                                          265,000            279,938
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                               250,000            284,371
Resona Bank Ltd. 5.85% due 04/15/16*(1)                                               245,000            241,812
Royal Bank of Scotland Group PLC 5.05% due 01/08/15                                   230,000            231,612

FINANCIAL SERVICES -- 0.4%
Aiful Corp. 4.45% due 02/16/10*                                                       260,000            253,210
UFJ Finance Aruba AEC 6.75% due 07/15/13                                              370,000            406,280

INSURANCE -- 0.4%
Axa 8.60% due 12/15/30                                                                230,000            302,794
VTB Capital SA 6.25% due 07/02/35*                                                    190,000            197,838
XL Capital Finance PLC 6.50% due 01/15/12                                             130,000            137,220
                                                                                                 ---------------
                                                                                                       2,584,152
                                                                                                 ---------------

FOREIGN GOVERNMENT OBLIGATIONS -- 0.6%

FOREIGN GOVERNMENT -- 0.6%
Republic of South Africa 6.50% due 06/02/14                                           230,000            251,275
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                      55,000             77,963
United Mexican States 7.50% due 01/14/12                                              250,000            280,500
United Mexican States 8.38% due 01/14/11                                              120,000            138,000
United Mexican States, Series MTNA 6.75% due 09/27/34                                 240,000            255,600
                                                                                                 ---------------
                                                                                                       1,003,338
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.4%

BUSINESS SERVICES -- 0.1%
Conproca SA de CV 12.00% due 06/16/10                                                 140,000            171,150

MULTI-INDUSTRY -- 0.3%
Tyco International Group SA 6.38% due 10/15/11                                        200,000            213,176
Tyco International Group SA 6.75% due 02/15/11                                        150,000            162,016
Tyco International Group SA 6.88% due 01/15/29                                        130,000            149,172
                                                                                                 ---------------
                                                                                                         695,514
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
British Sky Broadcasting Group PLC 6.88% due 02/23/09                                 200,000            212,010
British Sky Broadcasting Group PLC 8.20% due 07/15/09                                  50,000             55,487
                                                                                                 ---------------
                                                                                                         267,497
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                  AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.9%

TELECOMMUNICATIONS -- 0.9%
British Telecommunications PLC 8.88% due 12/15/30                             $       120,000    $       162,772
France Telecom SA 8.75% due 03/01/06                                                  200,000            268,031
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                150,000            161,260
Telecom Italia Capital SA 5.25% due 10/01/15                                          210,000            206,352
Telecom Italia Capital SA 6.00% due 09/30/34*                                         320,000            313,582
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                            165,000            166,962
Telefonica Europe BV 7.75% due 09/15/10                                               340,000            383,287
                                                                                                 ---------------
                                                                                                       1,662,246
                                                                                                 ---------------

MATERIALS -- 0.6%

CHEMICALS -- 0.2%
Methanex Corp. 6.00% due 08/15/15                                                     220,000            214,745
Yara International ASA 5.25% due 12/15/14*                                            175,000            172,754

FOREST PRODUCTS -- 0.1%
Celulosa Arauco Y Constitucion SA 5.13% due 07/09/13                                  150,000            145,021
Celulosa Arauco Y Constitucion SA 5.63% due 04/20/15*                                  80,000             79,340

METALS & MINERALS -- 0.3%
Codelco, Inc. 6.38% due 11/30/12*                                                     200,000            216,002
Inco, Ltd. 7.20% due 09/15/32                                                         220,000            255,041
                                                                                                 ---------------
                                                                                                       1,082,903
                                                                                                 ---------------

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.1%
Pacificorp Australia, LLC 6.15% due 01/15/08*                                         170,000            175,318
United Energy Distribution Holdings Property, Ltd. 4.70% due 04/15/11*                 85,000             84,286

TELEPHONE -- 0.3%
Deutsche Telekom International Finance BV 3.88% due 07/22/08                          150,000            147,133
Deutsche Telekom International Finance BV 8.75% due 06/15/30                          310,000            400,216
                                                                                                 ---------------
                                                                                                         806,953
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $8,472,602)                                                          8,630,919
                                                                                                 ---------------

                                                                                  SHARES
                                                                              ---------------
EXCHANGE TRADED FUNDS -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $212,334)                             2,500            211,100
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $174,133,961)                                            174,018,779
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 3.5%                                                      AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at 2.15%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $397,071 and collateralized by $415,000 of United
  States Treasury Notes, bearing interest at 3.16%, due 10/15/08
  and having an approximate value of $409,294(2)                              $       397,000    $       397,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)(3)                        536,000            536,000
UBS Warburg, LLC Joint Repurchase Agreement(2)(3)                                   4,000,000          4,000,000
UBS Warburg, LLC Joint Repurchase Agreement(2)(3)                                   1,530,000          1,530,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $6,463,000)                                                          6,463,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
   (cost $180,596,961)@                                             98.7%                            180,481,779
Other assets less liabilities --                                     1.3                               2,436,667
                                                                   -----                         ---------------
NET ASSETS --                                                      100.0%                        $   182,918,446
                                                                   =====                         ===============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $8,822,812 representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(2)  The security or a portion thereof represents collateral for TBAs.
(3)  See Note 2 for details of Joint Repurchase Agreements.
(4)  Commercial Mortgage-Backed Security
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Financial Statements

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Foreign Government Bonds                       33.6%
U.S. Government Agencies                       21.9
Time Deposits                                  11.2
Financial Services                              9.3
Electric Utilities                              3.5
Broadcasting & Media                            2.9
Leisure & Tourism                               2.9
Telecommunications                              2.7
Energy Services                                 1.9
Gas & Pipeline Utilities                        1.5
Business Services                               0.9
Forest Products                                 0.9
Health Services                                 0.8
Energy Sources                                  0.7
Retail                                          0.7
Automotive                                      0.6
Drugs                                           0.6
Electronics                                     0.4
Insurance                                       0.4
Food, Beverage & Tobacco                        0.3
Metals & Minerals                               0.3
Real Estate Investment Trusts                   0.3
Transportation                                  0.3
Chemicals                                       0.2
Computer Services                               0.2
Apparel & Textiles                              0.1
                                               ----
                                               99.1%
                                               ====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#

Government-Agency                              25.1%
AAA                                             6.8
A                                               0.4
BBB                                            13.9
BB                                             26.9
B                                              15.5
CCC                                             8.7
Not rated@                                      2.7
                                              -----
                                              100.0%
                                              =====

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short term securities.

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
ASSET-BACKED SECURITIES -- 6.6%                                                  AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FINANCE -- 6.6%

FINANCIAL SERVICES -- 6.6%
Citifinancial Mtg. Securities, Inc., Series 2003-4 AF6 4.49%
  due 10/25/33(3)                                                             $       250,000    $       243,242
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58%
  due 12/25/34(2)                                                                     250,000            241,174
Countrywide Asset-Backed Certificates, Series 2005-10 AF6 4.92%
  due 09/30/05(2)(8)                                                                  250,000            250,000
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32%
  due 10/01/05(2)(7)                                                                  300,000            306,475
Greenwich Capital Commercial Mtb. Corp., Series 2003-C1 A4 4.82%
  due 01/10/38(2)(7)                                                                  126,268            124,987
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9 A4
  5.56% due 10/01/05(2)(7)                                                            377,963            391,239
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2 A2
  5.12% due 07/15/41(7)                                                                55,768             56,074
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.57% due 10/01/05(2)(7)                 150,000            154,708
Residential Asset Mtg. Products, Inc., Series 2003-RS11 AI4 4.26%
  due 07/25/29                                                                        250,000            248,532
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68%
  due 08/25/26                                                                         25,000             24,815
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16%
  due 07/25/30(2)                                                                     150,000            148,195
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (cost $2,216,496)                                                        2,189,441
                                                                                                 ---------------

BONDS & NOTES -- 44.5%

CONSUMER DISCRETIONARY -- 1.1%

APPAREL & TEXTILES -- 0.1%
Collins & Aikman Floorcoverings, Inc. 9.75% due 02/15/10                               21,000             20,265

AUTOMOTIVE -- 0.6%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                    20,000             16,800
Dana Corp. 5.85% due 01/15/15                                                          50,000             39,219
Dura Operating Corp., Series B 8.63% due 04/15/12                                      19,000             16,910
Ford Motor Co. 7.45% due 07/16/31                                                     150,000            117,000

RETAIL -- 0.4%
Acco Brands Corp. 7.63% due 08/15/15*                                                  25,000             24,750
Jostens Holding Corp. 10.25% due 12/01/13(3)                                           17,000             12,240
Neiman Marcus Group, Inc. 10.38% due 10/15/15*                                         25,000             24,875
Saks, Inc. 9.88% due 10/01/11                                                          75,000             82,875
                                                                                                 ---------------
                                                                                                         354,934
                                                                                                 ---------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Alliance One International, Inc. 12.75% due 11/15/12                                   25,000             22,875
Wornick Co. 10.88% due 07/15/11                                                        75,000             77,063
                                                                                                 ---------------
                                                                                                          99,938
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ENERGY -- 2.1%

ENERGY SERVICES -- 1.4%
Chesapeake Energy Corp. 6.25% due 01/15/18                                    $        50,000    $        49,000
Dresser-Rand Group, Inc. 7.38% due 11/01/14*                                           50,000             51,875
Exco Resources, Inc. 7.25% due 01/15/11                                                15,000             15,525
Grant Prideco, Inc. 6.13% due 08/15/15*                                                25,000             25,250
Hanover Compressor Co. 8.63% due 12/15/10                                             100,000            107,750
Hilcorp Energy I LP 10.50% due 09/01/10*                                               55,000             60,500
Pacific Energy Partners LP 6.25% due 09/15/15*                                         25,000             25,062
Seitel, Inc. 11.75% due 07/15/11                                                      100,000            111,000
Whiting Petroleum Corp. 7.00% due 02/01/14*                                            25,000             25,344

ENERGY SOURCES -- 0.7%
El Paso Production Holding Co. 7.75% due 06/01/13                                     200,000            209,000
Newfield Exploration Co. 6.63% due 09/01/14                                            25,000             26,000
                                                                                                 ---------------
                                                                                                         706,306
                                                                                                 ---------------

FINANCE -- 2.4%

FINANCIAL SERVICES -- 2.4%
CSN Islands IX Corp. 10.00% due 01/15/15*                                             100,000            111,250
Ford Motor Credit Co. 7.00% due 10/01/13                                               50,000             46,368
General Motors Acceptance Corp. 6.07% due 12/01/05(1)                                  75,000             63,054
General Motors Acceptance Corp. 6.75% due 12/01/14                                     37,000             32,184
General Motors Acceptance Corp. 8.00% due 11/01/31                                    463,000            404,277
MedCath Holdings Corp. 9.88% due 07/15/12                                             125,000            136,250
                                                                                                 ---------------
                                                                                                         793,383
                                                                                                 ---------------

HEALTHCARE -- 1.0%

DRUGS -- 0.2%
AmerisourceBergen Corp. 5.88% due 09/15/15*                                            50,000             49,375
Mylan Laboratories, Inc. 5.75% due 08/15/10*                                           25,000             25,031

HEALTH SERVICES -- 0.8%
HCA, Inc. 6.38% due 01/15/15                                                          100,000             98,935
Team Health, Inc. 9.00% due 04/01/12                                                   50,000             53,000
Tenet Healthcare Corp. 9.25% due 02/01/15*                                             50,000             50,500
Universal Hospital Services, Inc. 10.13% due 11/01/11                                  50,000             51,250

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(3)                                             25,000             14,250
                                                                                                 ---------------
                                                                                                         342,341
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.9%

BUSINESS SERVICES -- 0.8%
Affinity Group, Inc. 9.00% due 02/15/12                                                50,000             50,000
Di Finance/DynCorp. International 9.50% due 02/15/13*                                  25,000             26,125
FTI Consulting, Inc. 7.63% due 06/15/13*                                               25,000             25,500
Monitronics International, Inc. 11.75% due 09/01/10                                   100,000            101,000
Service Corp. International 6.75% due 04/01/16                                         50,000             50,250
Service Corp. International 7.00% due 06/15/17*                                        25,000             25,250

TRANSPORTATION -- 0.1%
Navistar International Corp. 6.25% due 03/01/12                                         8,000              7,600
Progress Rail Services Corp. 7.75% due 04/01/12*                                       25,000             25,438
                                                                                                 ---------------
                                                                                                         311,163
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT -- 5.4%

BROADCASTING & MEDIA -- 2.6%
Adelphia Communications Corp. 10.25% due 06/15/11+(4)(6)                      $        75,000    $        57,000
Charter Communications Holdings, LLC 11.13% due 01/15/11                              525,000            404,250
Citadel Broadcasting Corp. 1.88% due 02/15/11                                          25,000             19,469
Fisher Communications, Inc. 8.63% due 09/15/14                                         50,000             53,375
Nexstar Finance Holdings LLC 11.38% due 04/01/13(3)                                    50,000             37,000
Paxson Communications Corp. 12.25% due 01/15/09(3)                                    200,000            194,000
Young Broadcasting, Inc. 8.75% due 01/15/14                                           125,000            110,937

LEISURE & TOURISM -- 2.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                  100,000             91,761
Atlas Air, Inc., Series 00-1 Pass Through 9.06% due 07/02/17                           78,870             72,824
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                         156,845            155,873
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                   150,000            156,750
Continental Airlines, Inc. Series 991A Pass Through 6.55% due 02/02/19                 82,306             80,703
Delta Air Lines, Inc. 8.30% due 12/15/29+(4)(6)                                        50,000              9,000
Delta Air Lines, Inc. 10.00% due 08/15/08+(4)(6)                                       75,000             13,500
Delta Air Lines, Inc., Series A-1 9.50% due 11/18/08+*(4)(6)                           25,000             18,750
MGM Mirage, Inc. 5.88% due 02/27/14                                                   125,000            118,750
Restaurant Co. 10.00% due 10/01/13*                                                    25,000             24,000
Six Flags, Inc. 4.50% due 05/15/15                                                     40,000             50,450
Stater Brothers Holdings, Inc. 8.13% due 06/15/12                                      50,000             49,375
True Temper Sports, Inc. 8.38% due 09/15/11                                            50,000             46,500
Worldspan LP 10.04% due 02/15/11*(1)                                                   25,000             22,000
                                                                                                 ---------------
                                                                                                       1,786,267
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 3.2%

COMPUTER SERVICES -- 0.2%
Activant Solutions, Inc. 9.50% due 10/03/05*(1)                                        25,000             25,500
Sungard Data Systems, Inc. 10.25% due 08/15/15*                                        25,000             25,312
Unisys Corp. 8.00% due 10/15/12                                                        25,000             24,563

ELECTRONICS -- 0.3%
Advanced Micro Devices, Inc. 7.75% due 11/01/12                                        75,000             76,875

TELECOMMUNICATIONS -- 2.7%
American Cellular Corp., Series B 10.00% due 08/01/11                                 175,000            190,750
ICO North America, Inc. 7.50% due 08/15/09(8)                                          25,000             26,875
Intelsat Limited Finance Co. 9.25% due 02/01/15*(3)                                   175,000            115,500
LCI International, Inc. 7.25% due 06/15/07                                            250,000            243,750
Triton PCS, Inc. 8.50% due 06/01/13                                                   225,000            214,312
Valor Telecommunications Enterprises LLC 7.75% due 02/15/15                           100,000             97,000
                                                                                                 ---------------
                                                                                                       1,040,437
                                                                                                 ---------------

MATERIALS -- 0.9%

CHEMICALS -- 0.1%
BCI US Finance Corp. 9.10% due 10/15/05*(1)                                            25,000             25,250

FOREST PRODUCTS -- 0.5%
Associated Materials, Inc. 9.75% due 04/15/12                                          25,000             24,187
Caraustar Industries, Inc. 9.88% due 04/01/11                                          25,000             24,750
Dayton Superior Corp. 10.75% due 09/15/08                                              50,000             50,500
Pliant Corp. 11.13% due 09/01/09                                                       36,000             30,960
Pliant Corp. 13.00% due 06/01/10(9)                                                   100,000             47,500

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% due 02/15/09                                             $        25,000    $        24,250
Chaparrel Steel Co. 10.00% due 07/15/13*                                               25,000             26,375
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                         50,000             49,188
                                                                                                 ---------------
                                                                                                         302,960
                                                                                                 ---------------

REAL ESTATE -- 0.3%

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Senior Housing Properties Trust 8.63% due 01/15/12                                    100,000            111,250
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES -- 21.9%

U.S. GOVERNMENT AGENCIES -- 21.9%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19                                       460,543            451,302
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19                                        94,109             93,896
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19                                       230,322            229,801
Federal Home Loan Mtg. Corp. 5.00% due 07/01/35                                       347,115            339,804
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34                                       330,653            336,462
Federal Home Loan Mtg. Corp. 6.00% due 05/01/32(1)                                     62,736             63,552
Federal National Mtg. Assoc. 4.35% due 01/01/35(1)                                     68,646             68,493
Federal National Mtg. Assoc. 4.37% due 02/01/34(1)                                     83,754             83,322
Federal National Mtg. Assoc. 4.64% due 12/01/34(1)                                    177,740            177,416
Federal National Mtg. Assoc. 4.72% due 10/01/32(1)                                    213,135            214,228
Federal National Mtg. Assoc. 4.77% due 11/01/34(1)                                    210,537            211,936
Federal National Mtg. Assoc. 5.00% due 01/01/20                                        91,660             91,451
Federal National Mtg. Assoc. 5.00% due 04/01/20                                        47,552             47,442
Federal National Mtg. Assoc. 5.00% due 06/01/34                                       905,849            888,016
Federal National Mtg. Assoc. 5.00% due 09/01/35                                       700,070            685,456
Federal National Mtg. Assoc. 5.50% due 09/01/19                                        89,488             90,819
Federal National Mtg. Assoc. 5.50% due 02/01/35                                       903,526            903,413
Federal National Mtg. Assoc. 5.50% due 03/01/35                                       496,828            496,766
Federal National Mtg. Assoc. 5.50% due 06/01/35                                       185,357            185,333
Federal National Mtg. Assoc. 5.50% due 07/01/35                                       350,001            349,957
Federal National Mtg. Assoc. 5.50% due 09/01/35                                       298,185            298,148
Federal National Mtg. Assoc. 6.00% due 05/01/35                                       183,267            186,371
Federal National Mtg. Assoc. 7.50% due 02/01/30                                       351,291            372,680
Government National Mtg. Assoc. 6.00% due 02/20/35                                    181,986            185,868
Government National Mtg. Assoc. 6.50% due 10/20/34                                    178,002            184,318
                                                                                                 ---------------
                                                                                                       7,236,250
                                                                                                 ---------------

UTILITIES -- 5.0%

ELECTRIC UTILITIES -- 3.5%
AES Corp. 7.75% due 03/01/14                                                          175,000            185,500
AES Corp. 8.88% due 11/01/27                                                           25,000             27,250
Calpine Corp. 4.75% due 11/15/23                                                      500,000            272,500
Calpine Corp. 7.75% due 06/01/15                                                       25,000             21,125
Calpine Corp. 8.75% due 07/15/13*                                                     100,000             70,750
Mirant Corp. 7.90% due 07/15/09+*(4)(6)                                               175,000            213,062
Mission Energy Holding Co. 13.50% due 07/15/08                                        150,000            176,625
Reliant Energy, Inc. 6.75% due 12/15/14                                               200,000            196,500

                                                                                 PRINCIPAL            VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 1.5%
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                          $       425,000    $       381,438
Williams Cos., Inc. 7.88% due 09/01/21                                                100,000            110,000
                                                                                                 ---------------
                                                                                                       1,654,750
                                                                                                 ---------------
TOTAL BONDS & NOTES (cost $15,055,684)                                                                14,739,979
                                                                                                 ---------------

FOREIGN BONDS & NOTES -- 36.3%

CONSUMER DISCRETIONARY -- 0.3%

RETAIL -- 0.3%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                             100,000             99,500
                                                                                                 ---------------

FINANCE -- 0.5%

FINANCIAL SERVICES -- 0.3%
Nell AF SARL 8.38% due 08/15/15*                                                      100,000             97,750

INSURANCE -- 0.2%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                    75,000             71,250
                                                                                                 ---------------
                                                                                                         169,000
                                                                                                 ---------------

FOREIGN GOVERNMENT BONDS -- 33.6%

FOREIGN GOVERNMENT BONDS -- 33.6%
Argentina Government International Bond 1.33% due 03/01/09(3)                          40,000             15,800
Federative Republic of Brazil 4.31% due 10/15/05(1)                                   741,186            729,179
Federative Republic of Brazil 8.00% due 01/15/18                                    1,576,000          1,668,984
Federative Republic of Brazil 10.50% due 07/14/14                                      75,000             90,787
Federative Republic of Brazil 11.00% due 08/17/40                                     205,000            251,330
United Mexican States 9.50% due 12/18/14                                MXN         2,000,000            196,839
Peru Government International Bond 7.35% due 07/21/25                                 100,000            106,000
Republic of Argentina 4.01% due 08/03/12(1)                                           275,000            220,412
Republic of Argentina 5.83% due 12/31/33                                ARS           479,337            215,630
Republic of Argentina 9.25% due 07/20/49                                EUR           125,000             47,623
Republic of Bulgaria 8.25% due 01/15/15                                               125,000            153,575
Republic of Colombia 10.38% due 01/28/33                                              165,000            215,325
Republic of Colombia 10.75% due 01/15/13                                              240,000            301,560
Republic of Ecuador 8.00% due 08/01/06(3)                                             170,000            160,395
Republic of Ecuador 12.00% due 11/15/12                                                40,000             40,740
Republic of Panama 4.69% due 01/17/06(1)                                               57,272             55,768
Republic of Panama 9.38% due 01/16/23                                                 150,000            189,375
Republic of Panama 9.38% due 04/01/29                                                  15,000             19,050
Republic of Peru 5.00% due 03/07/07(2)                                                171,500            166,355
Republic of Peru 8.75% due 11/21/33                                                    75,000             90,563
Republic of Peru 9.88% due 02/06/15                                                   100,000            127,750
Republic of Phillppines 8.25% due 01/15/14                                             25,000             25,906
Republic of Philippines 9.38% due 01/18/17                                             75,000             82,219
Republic of Philippines 9.50% due 02/02/30                                            125,000            133,437
Republic of Philippines 10.63% due 03/16/25                                           300,000            350,250
Republic of Poland 5.25% due 01/15/14                                                  25,000             25,719
Republic of South Africa 6.50% due 06/02/14                                            75,000             81,937
Republic of South Africa 9.13% due 05/19/09                                            65,000             73,938
Republic of Turkey 7.00% due 06/05/20                                                 175,000             172,594

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS (CONTINUED)

FOREIGN GOVERNMENT BONDS (CONTINUED)
Republic of Turkey 9.50% due 01/15/14                                         $        50,000    $        60,438
Republic of Turkey 11.00% due 01/14/13                                                 25,000             31,969
Republic of Turkey 11.50% due 01/23/12                                                160,000            204,800
Republic of Turkey 11.88% due 01/15/30                                                285,000            418,237
Republic of Venezuela 5.38% due 08/07/10                                               75,000             73,050
Republic of Venezuela 7.65% due 04/21/25                                              125,000            126,375
Republic of Venezuela 8.50% due 10/08/14                                               75,000             83,250
Republic of Venezuela 10.75% due 09/19/13                                             225,000            280,688
Russian Federation 5.00% due 03/31/07(3)                                              955,000          1,097,295
Russian Federation 11.00% due 07/24/18                                                 50,000             76,265
Russian Federation 12.75% due 06/24/28                                                160,000            301,568
Turkey Government International Bond 7.25% due 03/15/15                                50,000             52,625
Ukraine Government International Bond 7.65% due 06/11/13                              175,000            192,605
United Mexican States 6.38% due 01/16/13                                              610,000            649,040
United Mexican States 8.30% due 08/15/31                                              160,000            200,000
United Mexican States 10.38% due 02/17/09                                             150,000            175,275
United Mexican States 11.38% due 09/15/16                                             170,000            250,750
United Mexican States, Series MTNA 5.88% due 01/15/14                                 725,000            749,650
United Mexican States, Series MTNA 8.00% due 09/24/22                                  75,000             91,125
                                                                                                 ---------------
                                                                                                      11,124,045
                                                                                                 ---------------

HEALTHCARE -- 0.4%

DRUGS -- 0.4%
Elan Finance PLC 7.75% due 11/15/11*                                                  150,000            132,000
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 0.3%

BUSINESS SERVICES -- 0.1%
North American Energy Partners, Inc. 9.00% due 06/01/10                                25,000             25,750

TRANSPORTATION -- 0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due 05/01/12*                 50,000             54,000
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14                                           25,000             23,031
                                                                                                 ---------------
                                                                                                         102,781
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 0.4%

BROADCASTING & MEDIA -- 0.3%
Telenet Group Holding NV 11.50% due 06/15/14*(3)                                      125,000            102,187

LEISURE & TOURISM -- 0.1%
Corporacion Interamericana de Entetenimiento SA 8.88% due 06/14/15*                    25,000             24,563
                                                                                                 ---------------
                                                                                                         126,750
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 0.1%

ELECTRONICS -- 0.1%
Celestica, Inc. 7.63% due 07/01/13                                                     25,000             24,937
                                                                                                 ---------------

MATERIALS -- 0.7%

CHEMICALS -- 0.3%
Nova Chemicals Corp. 6.50% due 01/15/12                                                25,000             24,281
Rhodia SA 8.88% due 06/01/11                                                          100,000             94,500

                                                                                 PRINCIPAL            VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                AMOUNT(5)           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.4%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                 $       125,000    $       127,188
                                                                                                 ---------------
                                                                                                         245,969
                                                                                                 ---------------
TOTAL FOREIGN BONDS & NOTES (cost $11,657,024)                                                        12,024,982
                                                                                                 ---------------

                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.5%

ENERGY -- 0.5%

ENERGY SERVICES -- 0.5%
Trico Marine Services, Inc.+ (cost $118,560)                                            5,200            139,100
                                                                                                      ----------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $29,047,764)                                              29,093,502
                                                                                                      ----------

                                                                                 PRINCIPAL
                                                                                 AMOUNT(5)
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 11.2%

TIME DEPOSIT -- 11.2%

Euro Time Deposit with State Street Bank & Trust Co. 1.35%
  due 10/03/05                                                                $       211,000            211,000
Euro Time Deposit with State Street Bank & Trust Co. 1.95%
  due 10/03/05                                                                      3,505,000          3,505,000
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,716,000)                                               3,716,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
  (cost $32,763,764)@                                               99.1%                             32,809,502
Other assets less liabilities --                                     0.9                                 302,682
                                                                   -----                         ---------------
NET ASSETS --                                                      100.0%                        $    33,112,184
                                                                   =====                         ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $1,553,125 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) Floating rate security where the rate fluctuates.The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(2) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(3) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(4)  Bond in default
(5)  Denominated in U.S. dollars unless otherwise indicated.
(6)  Company has filed for Chapter 11 bankruptcy protection.
(7)  Commercial Mortgage-Backed Security
(8)  Fair valued security; see Note 2
(9)  Subsequent to September 30, 2005, bond is in default.
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ARS -- Argentine Peso
EUR -- Euro
MXN -- Mexican Peso

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Asset-Backed Securities                        24.8%
Repurchase Agreement                           20.0
Finance                                        17.7
Loan Receivables Companies                     11.7
Security Holding Companies                     11.0
Receivable Companies                           10.3
Banks                                           5.5
                                              -----
                                              101.0%
                                              =====

Weighted average days to maturity          45.4 days

CREDIT QUALITY+#

AAA                                           100.0%
                                              =====

*    Calculated as a percentage of net assets.
+    Source: Standard and Poors
#    Calculated as a percentage of total debt issues.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
SHORT-TERM INVESTMENT SECURITIES -- 81.0%                                          AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 28.7%

Atlantis One Funding Corp. 3.91% due 2/23/06*                                 $     2,500,000    $     2,459,781
Bavaria Corp. 3.65% due 10/06/05*                                                   3,000,000          3,000,000
Bavaria Universal Funding 3.65% due 10/06/05*                                       2,000,000          2,000,000
CC USA, Inc. 3.75% due 10/17/05*(1)                                                 2,500,000          2,500,000
Crown Point Capital Co. 3.32% due 11/08/05*                                           500,000            498,248
Crown Point Capital Co. 3.33% due 11/08/05*                                           500,000            498,242
Grampian Funding LLC 3.68% due 1/06/06*                                             2,000,000          1,978,958
Lexington Parker Capital Corp. 3.65% due 10/11/05*                                  1,000,000          1,000,000
Lexington Parker Capital Corp. 3.75% due 10/20/05*                                  1,000,000          1,000,000
Lexington Parker Capital Corp. 3.91% due 2/16/06*                                     500,000            492,222
Mortgage Interest Network 3.80% due 10/20/05                                        3,000,000          2,994,184
Picaros Funding, LLC 3.24% due 11/22/05*                                            1,000,000            995,320
                                                                                                 ---------------
TOTAL ASSET BACKED SECURITIES (cost: $19,421,678)                                                     19,416,955
                                                                                                 ---------------

COMMERCIAL PAPER -- 24.7%

Concord Minutemen Capital Co. 3.82% due 10/21/05*                                   1,500,000          1,500,000
Georgetown Funding Co., LLC 3.78% due 10/19/05*                                     2,500,000          2,495,275
Govco, Inc. 3.98% due 3/16/06*                                                      1,000,000            981,349
Lehman Brothers Holdings, Inc. 3.78% due 10/24/05                                   2,500,000          2,500,000
Liberty Lighthouse US Capital Co. 3.44% due 3/01/06*                                1,000,000            996,250
Merrill Lynch & Co., Inc. 3.93% due 12/16/05(1)                                     2,500,000          2,500,000
Paradigm Funding, LLC 3.95% due 2/28/06*                                            2,750,000          2,703,783
Sedna Finance, Inc. 3.74% due 10/17/05*(1)                                          1,500,000          1,500,000
Suntrust Bank Atlanta Georgia 3.33% due 10/12/05                                    1,500,000          1,500,000
                                                                                                 ---------------
TOTAL COMMERCIAL PAPER (cost: $16,679,638)                                                            16,676,657
                                                                                                 ---------------

CORPORATE SHORT-TERM NOTES -- 27.6%

Amstel Funding Corp. 3.98% due 1/06/06*                                             2,500,000          2,473,763
Beta Finance, Inc., Series MTN 3.72% due 10/17/05*(1)                               1,000,000          1,000,000
General Electric Capital Corp. 3.15% due 11/16/05                                   1,500,000          1,493,962
LaSalle Bank NA 4.07% due 7/26/06                                                     750,000            747,188
Sigma Finance, Inc. 3.72% due 10/17/05*(1)                                          1,500,000          1,500,000
Standard Federal Bank 4.14% due 7/24/06                                             1,500,000          1,492,500
State of Texas 3.84% due 10/05/05                                                   2,000,000          2,000,000
Tango Finance Corp. 3.82% due 10/27/05*(1)                                          3,000,000          3,000,000
Thornburg Mtg. Capital Resources LLC 3.78% due 10/18/05*                            2,500,000          2,495,537
White Pine Finance, LLC 3.76% due 10/20/05*(1)                                      1,500,000          1,500,000
White Pine Finance, LLC, Series MTN 3.75% due 10/18/05*(1)                          1,000,000          1,000,000
                                                                                                 ---------------
TOTAL CORPORATE SHORT-TERM NOTES (cost: $18,712,865)                                                  18,702,950
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost: $54,814,181)                                            54,796,562
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENT -- 20.0%                                                      AMOUNT            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
  3.73%, dated 09/30/05, to be repurchased 10/03/05 in the amount of $13,549,210 and collateralized by $13,320,000 of Federal
  National Mortgage Assoc. Notes, bearing interest at 5.75%, due
  02/15/08 and having an approximate value of $13,819,500
  (cost $13,545,000)                                                          $    13,545,000      $    13,545,000
                                                                                                   ---------------
TOTAL INVESTMENTS --
  (cost: $68,359,181)@                                               101.0%                             68,341,562
Liabilities in excess of other assets --                              (1.0)                               (649,911)
                                                                     -----                         ---------------
NET ASSETS --                                                        100.0%                        $    67,691,651
                                                                     =====                         ===============


----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $39,568,728 representing 58.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                   PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)


INDUSTRY ALLOCATION*

Health Services                                              9.3%
Internet Software                                            8.0
Communication Equipment                                      7.7
Medical Products                                             7.3
Internet Content                                             6.8
Drugs                                                        6.6
Computer Software                                            6.2
Leisure & Tourism                                            6.1
Repurchase Agreements                                        4.8
Computers & Business Equipment                               3.7
Multi-Industry                                               3.7
Household & Personal Products                                3.6
Broadcasting & Media                                         3.5
Housing & Household Durables                                 3.4
Retail                                                       3.3
Transportation                                               3.2
Machinery                                                    2.5
Automotive                                                   1.7
Energy Sources                                               1.7
Financial Services                                           1.5
US Government Obligations                                    1.5
Business Services                                            0.6
                                                            ----
                                                            96.7%
                                                            ====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 88.9%                                                              SHARES            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.4%

AUTOMOTIVE -- 1.7%
Advanced Auto Parts, Inc.+                                                             45,505    $     1,760,133

HOUSING & HOUSEHOLD DURABLES -- 3.4%
Lennar Corp., Class A                                                                  57,347          3,427,057

RETAIL -- 3.3%
CVS Corp.                                                                             115,602          3,353,614
                                                                                                 ---------------
                                                                                                       8,540,804
                                                                                                 ---------------

CONSUMER STAPLES -- 3.6%

HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
Procter & Gamble Co.                                                                   61,738          3,670,942
                                                                                                 ---------------

ENERGY -- 1.7%

ENERGY SOURCES -- 1.7%
Forest Oil Corp.+                                                                      34,300          1,787,030
                                                                                                 ---------------

HEALTHCARE -- 23.2%

DRUGS -- 6.6%
Genentech, Inc.+                                                                       53,963          4,544,224
Taro Pharmaceutical Industries, Ltd.+                                                  83,000          2,135,590

HEALTH SERVICES -- 9.3%
UnitedHealth Group, Inc.                                                              143,736          8,077,963
WellCare Health Plans, Inc.+                                                           37,700          1,396,785

MEDICAL PRODUCTS -- 7.3%
Celgene Corp.+                                                                         80,930          4,396,118
Zimmer Holdings, Inc.+                                                                 44,566          3,070,152
                                                                                                 ---------------
                                                                                                      23,620,832
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 10.0%

BUSINESS SERVICES -- 0.6%
CoStar Group, Inc.+                                                                    14,485            676,739

MACHINERY -- 2.5%
Caterpillar, Inc.                                                                      42,834          2,516,498

MULTI-INDUSTRY -- 3.7%
General Electric Co.                                                                  111,081          3,740,097

TRANSPORTATION -- 3.2%
FedEx Corp.                                                                            37,226          3,243,501
                                                                                                 ---------------
                                                                                                      10,176,835
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                           SHARES            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION & ENTERTAINMENT -- 9.6%

BROADCASTING & MEDIA -- 3.5%
XM Satellite Radio Holdings, Inc., Class A+                                           100,445    $     3,606,980

LEISURE & TOURISM -- 6.1%
Lions Gate Entertainment Corp+                                                        321,300          3,065,202
Starwood Hotels & Resorts Worldwide, Inc.(1)                                           54,300          3,104,331
                                                                                                 ---------------
                                                                                                       9,776,513
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 32.4%

COMMUNICATION EQUIPMENT -- 7.7%
QUALCOMM, Inc.                                                                        106,585          4,769,679
Tessera Technologies, Inc.+                                                           101,900          3,047,829

COMPUTER SOFTWARE -- 6.2%
SAP AG Sponsored ADR                                                                   75,415          3,267,732
THQ, Inc.+                                                                            143,600          3,061,552

COMPUTERS & BUSINESS EQUIPMENT -- 3.7%
Apple Computer, Inc.+                                                                  70,000          3,752,700

INTERNET CONTENT -- 6.8%
eBay, Inc.+                                                                            39,325          1,620,190
Google, Inc., Class A+                                                                 16,835          5,327,604

INTERNET SOFTWARE -- 8.0%
Macromedia, Inc.+                                                                      98,800          4,018,196
Openwave Systems, Inc.+                                                               230,300          4,140,793
                                                                                                 ---------------
                                                                                                      33,006,275
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $73,941,615)                                              90,579,231
                                                                                                 ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 3.0%

CORPORATE SHORT-TERM NOTES -- 1.5%
Prudential Funding Corp. 3.80% due 10/03/05                                   $     1,600,000          1,599,662
                                                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS -- 1.5%
Federal Home Loan Bank Cons. Disc. Notes 3.18% due 10/03/05                         1,500,000          1,499,735
                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,099,397)                                               3,099,397
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 4.8%                                                     AMOUNT             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing
     interest at 1.75%, dated 09/30/05, to be repurchased
     10/03/05 in the amount of $715,104 and collateralized
     by $665,000 of United States Treasury Bonds, bearing
     interest at 5.25%,due 02/15/29 and having an approximate
     value of $733,163                                                        $       715,000    $       715,000

Agreement with State Street Bank & Trust Co., bearing
     interest at 2.20%, dated 09/30/05, to be repurchased
     10/03/05 in the amount of $4,137,758 and collateralized
     by $4,255,000 -- of United States Treasury Notes,
     bearing interest at 3.13%, due 01/31/07 and having an
     approximate value of $4,223,088                                                4,137,000          4,137,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $4,852,000)                                                          4,852,000
                                                                                                 ---------------

TOTAL INVESTMENTS --
   (cost $81,893,012)@                                            96.7%                               98,530,628
Other assets less liabilities --                                   3.3                                 3,314,466
                                                                 -----                           ---------------
NET ASSETS --                                                    100.0%                          $   101,845,094
                                                                 =====                           ===============

-------
+   Non-income producing security
@   See Note 3 for cost of investments on a tax basis.
(1) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)


INDUSTRY ALLOCATION*

Computer Software                                           19.9%
Electronics                                                 14.4
Computers & Business Equipment                              13.3
Internet Content                                            12.0
Telecommunications                                           9.7
Computer Services                                            9.0
Business Services                                            5.6
Repurchase Agreements                                        4.8
Financial Services                                           3.5
Communication Equipment                                      2.7
Broadcasting & Media                                         2.3
Retail                                                       1.9
Time Deposit                                                 1.3
                                                           -----
                                                           100.4%
                                                           =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 94.3%                                                              SHARES            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.9%

RETAIL -- 1.9%
HomeStore, Inc.+                                                                      200,000    $       870,000
                                                                                                 ---------------

FINANCE -- 3.5%

FINANCIAL SERVICES -- 3.5%
E*TRADE Financial Corp.+                                                               89,000          1,566,400
                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL -- 5.6%

BUSINESS SERVICES -- 5.6%
Getty Images, Inc.+                                                                    15,000          1,290,600
Monster Worldwide, Inc.+                                                               39,500          1,213,045
                                                                                                 ---------------
                                                                                                       2,503,645
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 2.3%

BROADCASTING & MEDIA -- 2.3%
Comcast Corp., Special Class A+                                                        35,000          1,007,300
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 81.0%

COMMUNICATION EQUIPMENT -- 2.7%
QUALCOMM, Inc.                                                                         26,900          1,203,775

COMPUTER SERVICES -- 9.0%
Autodesk, Inc.                                                                         31,800          1,476,792
Symantec Corp.+                                                                        62,400          1,413,984
VeriSign, Inc.+                                                                        54,700          1,168,939

COMPUTER SOFTWARE -- 19.9%
Adobe Systems, Inc.                                                                    57,800          1,725,330
Microsoft Corp.                                                                       100,800          2,593,584
Oracle Corp.+                                                                         125,600          1,556,184
Red Hat, Inc.+                                                                        145,000          3,072,550

COMPUTERS & BUSINESS EQUIPMENT -- 13.3%
Dell, Inc.+                                                                            35,000          1,197,000
EMC Corp.+                                                                            123,800          1,601,972
Hewlett-Packard Co.                                                                    42,300          1,235,160
SanDisk Corp.+                                                                         40,200          1,939,650

ELECTRONICS -- 14.4%
Analog Devices, Inc.                                                                   36,100          1,340,754
Chartered Semiconductors Manufacturing, Ltd.+                                       1,530,000          1,039,863
Flextronics International, Ltd.+                                                       86,000          1,105,100
Intel Corp.                                                                            44,600          1,099,390
Texas Instruments, Inc.                                                                55,500          1,881,450

                                                                                                     VALUE
COMMON STOCK (CONTINUED)                                                           SHARES           (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT -- 12.0%
Google, Inc., Class A+                                                                  8,200    $     2,594,972
Yahoo!, Inc.+                                                                          82,400          2,788,416

TELECOMMUNICATIONS -- 9.7%
American Tower Corp., Class A+                                                         59,000          1,472,050
Motorola, Inc.                                                                        129,600          2,862,864
                                                                                                 ---------------
                                                                                                      36,369,779
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,841,447)                                              42,317,124
                                                                                                 ---------------
                                                                                 PRINCIPAL
                                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.3%

TIME DEPOSIT -- 1.3%

Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 10/03/05 (cost $577,000)                                         $       577,000            577,000
                                                                                                 ---------------

REPURCHASE AGREEMENTS -- 4.8%

Agreement with State Street Bank & Trust Co., bearing
   interest at 1.75%, dated 09/30/05, to be repurchased
   10/30/05 in the amount of $1,410,206 and collateralized
   by $1,045,000 of United States Treasury Note, bearing
   interest at 8.13%, due 08/15/19 and having an approximate
   value of $1,442,753                                                              1,410,000          1,410,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)                           740,000            740,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,150,000)                                                          2,150,000
                                                                                                 ---------------
TOTAL INVESTMENTS --
   (cost $39,568,447)@                                            100.4%                              45,044,124
Liabilities in excess of other assets --                           (0.4)                                (166,314)
                                                                  -----                          ---------------
NET ASSETS --                                                     100.0%                         $    44,877,810
                                                                  =====                          ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH & INCOME
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Energy Sources                                              10.7%
Drugs                                                       10.2
Telecommunications                                           9.4
Financial Services                                           6.6
Banks                                                        6.5
Communication Equipment                                      4.8
Health Services                                              4.7
Broadcasting & Media                                         4.4
Retail                                                       3.8
Household & Personal Products                                3.6
Multi-Industry                                               3.6
Transportation                                               3.5
Housing & Household Durables                                 3.3
Leisure & Tourism                                            3.3
Machinery                                                    3.1
Medical Products                                             3.1
Computer Software                                            3.0
Chemicals                                                    2.9
Aerospace & Military Technology                              2.8
Apparel & Textiles                                           2.6
Repurchase Agreements                                        2.0
Insurance                                                    1.5
Time Deposit                                                 0.8
                                                           -----
                                                           100.2%
                                                           =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 94.0%                                                              SHARES            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.7%

APPAREL & TEXTILES -- 2.6%
NIKE, Inc., Class B                                                                    22,600    $     1,845,968

HOUSING & HOUSEHOLD DURABLES -- 3.3%
Lennar Corp., Class A                                                                  39,448          2,357,412

RETAIL -- 3.8%
CVS Corp.                                                                              94,862          2,751,947
                                                                                                 ---------------
                                                                                                       6,955,327
                                                                                                 ---------------

CONSUMER STAPLES -- 3.6%

HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
Procter & Gamble Co.                                                                   43,840          2,606,726
                                                                                                 ---------------

ENERGY -- 10.7%

ENERGY SOURCES -- 10.7%
ChevronTexaco Corp.                                                                    92,100          5,961,633
Exxon Mobil Corp.                                                                      27,400          1,740,996
                                                                                                 ---------------
                                                                                                       7,702,629
                                                                                                 ---------------

FINANCE -- 14.6%

BANKS -- 6.5%
Bank of America Corp.                                                                  56,900          2,395,490
Lloyds TSB Group PLC                                                                  272,500          2,244,567

FINANCIAL SERVICES -- 6.6%
Citigroup, Inc.                                                                       104,840          4,772,317

INSURANCE -- 1.5%
Aetna, Inc.                                                                            12,200          1,050,908
                                                                                                 ---------------
                                                                                                      10,463,282
                                                                                                 ---------------

HEALTHCARE -- 18.0%

DRUGS -- 10.2%
Genentech, Inc.+                                                                       40,074          3,374,631
Pfizer, Inc.                                                                           60,700          1,515,679
Sanofi-Synthelabo SA                                                                   29,000          2,396,187

HEALTH SERVICES -- 4.7%
UnitedHealth Group, Inc.                                                               60,554          3,403,135

MEDICAL PRODUCTS -- 3.1%
Zimmer Holdings, Inc.+                                                                 32,227          2,220,118
                                                                                                 ---------------
                                                                                                      12,909,750
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                           SHARES            (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 13.0%

AEROSPACE & MILITARY TECHNOLOGY -- 2.8%
United Technologies Corp.                                                              38,500    $     1,995,840

MACHINERY -- 3.1%
Caterpillar, Inc.                                                                      37,132          2,181,505

MULTI-INDUSTRY -- 3.6%
General Electric Co.                                                                   77,216          2,599,863

TRANSPORTATION -- 3.5%
FedEx Corp.                                                                            28,981          2,525,114
                                                                                                 ---------------
                                                                                                       9,302,322
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 7.7%

BROADCASTING & MEDIA -- 4.4%
News Corp., Class A                                                                    78,200          1,219,138
Time Warner, Inc.                                                                     107,000          1,937,770

LEISURE & TOURISM -- 3.3%
Southwest Airlines Co.                                                                158,500          2,353,725
                                                                                                 ---------------
                                                                                                       5,510,633
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 13.8%

COMMUNICATION EQUIPMENT -- 4.8%
QUALCOMM, Inc.                                                                         76,382          3,418,095

COMPUTER SOFTWARE -- 3.0%
Microsoft Corp.                                                                        83,400          2,145,882

TELECOMMUNICATIONS -- 6.0%
Motorola, Inc.                                                                        110,200          2,434,318
NII Holdings, Inc.+                                                                    22,500          1,900,125
                                                                                                 ---------------
                                                                                                       9,898,420
                                                                                                 ---------------

MATERIALS -- 2.9%

CHEMICALS -- 2.9%
Dow Chemical Co.                                                                       49,600          2,066,832
                                                                                                 ---------------
TOTAL COMMON STOCK (cost $59,903,095)                                                                 67,415,921
                                                                                                 ---------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 3.4%

INFORMATION TECHNOLOGY -- 3.4%

TELECOMMUNICATIONS -- 3.4%
Level 3 Communications, Inc. 6.00% due 03/15/10 (cost $2,911,812)             $     4,775,000          2,453,156
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $62,814,907)                                              69,869,077
                                                                                                 ---------------
SHORT-TERM INVESTMENT SECURITIES -- 0.8%

TIME DEPOSIT -- 0.8%

Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 10/03/05 (cost $578,000)                                                 578,000            578,000
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 2.0%                                                     AMOUNT             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
  1.75% dated 09/30/05, to be purchased 10/03/05 in the amount of
  $823,120 and collateralized by $765,000 of United States
  Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and
  having an approximated value of $843,413                                    $       823,000    $       823,000
State Street Bank & Trust Co. Joint Purchase Agreement(1)                             608,000            608,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,431,000)                                                          1,431,000
                                                                                                 ---------------
TOTAL INVESTMENTS --
  (cost $64,823,907)@                                                100.2%                           71,878,077
Liabilities in excess of other assets --                              (0.2)                             (109,095)
                                                                     -----                       ---------------
NET ASSETS --                                                        100.0%                      $    71,768,982
                                                                     =====                       ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1)  See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                    PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                           10.0%
Business Services                                9.8
Repurchase Agreements                            8.4
Energy Services                                  7.2
Financial Services                               6.1
Food, Beverage & Tobacco                         6.1
Apparel & Textiles                               6.0
Real Estate Companies                            5.6
Broadcasting & Media                             4.3
Telecommunications                               4.3
Energy Sources                                   3.9
Automotive                                       3.8
Metals & Minerals                                3.8
Electronics                                      3.1
Insurance                                        3.0
Medical Products                                 3.0
Computer & Business Equipment                    2.8
Chemicals                                        2.7
Retail                                           2.6
Machinery                                        2.2
Transportation                                   1.9
                                               -----
                                               100.6%
                                               =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
COMMON STOCK -- 92.2%                                                            SHARES              (NOTE 2)
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.4%

APPAREL & TEXTILES -- 6.0%
Gap, Inc.                                                                             115,400    $     2,011,422
V.F. Corp.                                                                             70,000          4,057,900

AUTOMOTIVE -- 3.8%
AutoZone, Inc.+                                                                        46,000          3,829,500

RETAIL -- 2.6%
Wal-Mart Stores, Inc.                                                                  61,900          2,712,458
                                                                                                 ---------------
                                                                                                      12,611,280
                                                                                                 ---------------

CONSUMER STAPLES -- 6.1%

FOOD, BEVERAGE & TOBACCO -- 6.1%
General Mills, Inc.                                                                    61,100          2,945,020
Kraft Foods, Inc., Class A                                                            106,058          3,244,314
                                                                                                 ---------------
                                                                                                       6,189,334
                                                                                                 ---------------

ENERGY -- 11.1%

ENERGY SERVICES -- 7.2%
EnCana Corp.                                                                          124,200          7,242,102

ENERGY SOURCES -- 3.9%
Devon Energy Corp.                                                                     58,100          3,987,984
                                                                                                 ---------------
                                                                                                      11,230,086
                                                                                                 ---------------

FINANCE -- 19.1%

BANKS -- 10.0%
Bank of America Corp.                                                                  31,700          1,334,570
Golden West Financial Corp.                                                            52,000          3,088,280
North Fork Bancorp., Inc.                                                             122,450          3,122,475
SunTrust Banks, Inc.                                                                   37,900          2,632,155

FINANCIAL SERVICES -- 6.1%
CIT Group, Inc.                                                                        62,450          2,821,491
Freddie Mac                                                                            45,000          2,540,700
Instinet Group, Inc.+                                                                 155,572            773,193

INSURANCE -- 3.0%
Assurant, Inc.                                                                         81,000          3,082,860
                                                                                                 ---------------
                                                                                                      19,395,724
                                                                                                 ---------------

HEALTHCARE -- 3.0%

MEDICAL PRODUCTS -- 3.0%
DAIICHI SANKYO Co., Ltd.                                                              149,700          3,066,002
                                                                                                 ---------------

                                                                                                      VALUE
COMMON STOCK (CONTINUED)                                                         SHARES              (NOTE 2)
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL -- 13.9%

BUSINESS SERVICES -- 9.8%
Hutchison Whampoa, Ltd.                                                               664,600    $     6,879,589
Republic Services, Inc.                                                                85,657          3,022,835

MACHINERY -- 2.2%
Alamo Group, Inc.                                                                     112,000          2,219,840

TRANSPORTATION -- 1.9%
United Parcel Service, Inc., Class B                                                   28,700          1,984,031
                                                                                                 ---------------
                                                                                                      14,106,295
                                                                                                 ---------------

INFORMATION & ENTERTAINMENT -- 4.3%

BROADCASTING & MEDIA -- 4.3%
Clear Channel Communications, Inc.                                                     96,800          3,183,752
Liberty Global, Inc., Class C+                                                         45,720          1,177,290
                                                                                                 ---------------
                                                                                                       4,361,042
                                                                                                 ---------------

INFORMATION TECHNOLOGY -- 10.2%

COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Diebold, Inc.                                                                          81,600          2,811,936

ELECTRONICS -- 3.1%
AVX Corp.                                                                             249,900          3,183,726

TELECOMMUNICATIONS -- 4.3%
ALLTEL Corp.                                                                           66,300          4,316,793
                                                                                                 ---------------
                                                                                                      10,312,455
                                                                                                 ---------------

MATERIALS -- 6.5%

CHEMICALS -- 2.7%
du Pont (E.I.) de Nemours & Co.                                                        68,800          2,694,896

METALS & MINERALS -- 3.8%
POSCO ADR                                                                              68,200          3,857,392
                                                                                                 ---------------
                                                                                                       6,552,288
                                                                                                 ---------------

REAL ESTATE -- 5.6%

REAL ESTATE COMPANIES -- 5.6%
Forest City Enterprises, Inc., Class A                                                139,400          5,311,140
Hang Lung Properties, Ltd.                                                            258,000            409,083
                                                                                                 ---------------
                                                                                                       5,720,223
                                                                                                 ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $78,816,868)                                              93,544,729
                                                                                                 ---------------

                                                                                 PRINCIPAL            VALUE
REPURCHASE AGREEMENTS -- 8.4%                                                     AMOUNT             (NOTE 2)
----------------------------------------------------------------------------------------------------------------

Agreement with State Street Bank & Trust Co., bearing interest at
  1.75% dated 09/30/05, to be repurchased 10/03/05 in the amount of $7,179,047 and collateralized by $7,515,000 of United States
  Treasury Bonds, bearing interest at 3.63%, due 05/15/13 and
  having an approximate value of $7,327,125                                   $     7,178,000    $     7,178,000
Agreement with State Street Bank & Trust Co., bearing interest at
  1.75% dated 09/30/05, to be repurchased 10/03/05 in the amount of $1,316,192 and collateralized by $1,220,000 of United States
  Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and
  having an approximate value of $1,345,050                                         1,316,000          1,316,000
                                                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS (cost $8,494,000)                                                          8,494,000
                                                                                                 ---------------
TOTAL INVESTMENTS --
  (cost $87,310,868)@                                                100.6%                          102,038,729
Liabilities in excess of other assets --                              (0.6)                             (595,986)
                                                                     -----                       ---------------
NET ASSETS --                                                        100.0%                      $   101,442,743
                                                                     =====                       ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION GROWTH
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

Industry Allocation*

Domestic Equity Funds                                       68.2%
International Equity Fund                                   26.8
Domestic Bond Funds                                          4.9
                                                            ----
                                                            99.9%
                                                            ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
AFFILIATED INVESTMENT COMPANIES# -- 99.9%                                         SHARES            (NOTE 2)
---------------------------------------------------------------------------------------------------------------

DOMESTIC BOND FUNDS -- 4.9%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                       50,346   $       544,211
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3+                        81,075           827,109
                                                                                                ---------------
TOTAL DOMESTIC BOND FUNDS (cost $1,349,070)                                                           1,371,320
                                                                                                ---------------

DOMESTIC EQUITY FUNDS -- 68.2%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                 137,369         1,123,713
Seasons Series Trust Focus Value Portfolio, Class 3                                   113,169         1,681,602
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                             518,424         4,549,733
Seasons Series Trust Large Cap Value Portfolio, Class 3                               590,034         7,175,459
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                  86,690         1,661,686
Seasons Series Trust Small Cap Portfolio, Class 3+                                    290,818         2,801,990
                                                                                                ---------------
TOTAL DOMESTIC EQUITY FUNDS (cost $18,375,447)                                                       18,994,183
                                                                                                ---------------

INTERNATIONAL EQUITY FUND -- 26.8%
Seasons Series Trust International Equity Portfolio, Class 3
  (cost $7,003,142)                                                                   808,531         7,462,728
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $26,727,660)                                             27,828,231
                                                                                                ---------------

TOTAL INVESTMENTS --
  (cost $26,727,660)@                                                 99.9%                          27,828,231
Other assets less liabilities --                                       0.1                               25,632
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $    27,853,863
                                                                     =====                      ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH               PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                          59.0%
International Equity Fund                      21.3
Domestic Bond Funds                            19.8
                                              ------
                                              100.1%
                                              ======

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
AFFILIATED INVESTMENT COMPANIES# -- 100.1%                                        SHARES            (NOTE 2)
---------------------------------------------------------------------------------------------------------------

DOMESTIC BOND FUNDS -- 19.8%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                      451,164   $     4,876,832
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3+                       260,644         2,659,038
                                                                                                ---------------
TOTAL DOMESTIC BOND FUNDS (cost $7,480,647)                                                           7,535,870
                                                                                                ---------------

DOMESTIC EQUITY FUNDS -- 59.0%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                 165,447         1,353,400
Seasons Series Trust Focus Value Portfolio, Class 3                                   129,867         1,929,727
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                             498,147         4,371,782
Seasons Series Trust Large Cap Value Portfolio, Class 3                               781,610         9,505,228
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                  99,509         1,907,405
Seasons Series Trust Small Cap Portfolio, Class 3+                                    359,721         3,465,860
                                                                                                ---------------
TOTAL DOMESTIC EQUITY FUNDS (cost $21,903,780)                                                       22,533,402
                                                                                                ---------------

INTERNATIONAL EQUITY FUND -- 21.3%
Seasons Series Trust International Equity Portfolio, Class 3
  (cost $7,700,965)                                                                   882,796         8,148,192
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $37,085,392)                                             38,217,464
                                                                                                ---------------

TOTAL INVESTMENTS --
   (cost $37,085,392)@                                               100.1%                          38,217,464
Liabilities in excess of other assets --                              (0.1)                             (44,297)
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $    38,173,167
                                                                     =====                      ===============

----------
+    Non-income producing securities
@    See Note 3 for cost of investments on a tax basis.
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                          49.0%
Domestic Bond Funds                            34.5
International Equity Fund                      16.2
                                               -----
                                               99.7%
                                               =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
AFFILIATED INVESTMENT COMPANIES# -- 99.7%                                         SHARES            (NOTE 2)
---------------------------------------------------------------------------------------------------------------

DOMESTIC BOND FUNDS -- 34.5%

Seasons Series Trust Cash Management Portfolio, Class 3                               156,872   $     1,718,834
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                      567,726         6,136,804
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3+                       405,995         4,141,872
                                                                                                ---------------
TOTAL DOMESTIC BOND FUNDS (cost $11,907,328)                                                         11,997,510
                                                                                                ---------------

DOMESTIC EQUITY FUNDS -- 49.0%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                 128,730         1,053,045
Seasons Series Trust Focus Value Portfolio, Class 3                                    94,510         1,404,349
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                             393,607         3,454,331
Seasons Series Trust Large Cap Value Portfolio, Class 3                               625,108         7,601,999
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                  81,718         1,566,373
Seasons Series Trust Small Cap Portfolio, Class 3+                                    199,917         1,926,175
                                                                                                ---------------
TOTAL DOMESTIC EQUITY FUNDS (cost $16,500,142)                                                       17,006,272
                                                                                                ---------------

INTERNATIONAL EQUITY FUND -- 16.2%
Seasons Series Trust International Equity Portfolio, Class 3
  (cost $5,271,467)                                                                   610,681         5,636,574
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $33,678,937)                                             34,640,356
                                                                                                ---------------

TOTAL INVESTMENTS --
   (cost $33,678,937)@                                                99.7%                          34,640,356
Other assets less liabilities --                                       0.3                               88,149
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $    34,728,505
                                                                     =====                      ===============

----------
+    Non-income producing securities
@    See Note 3 for cost of investments on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION BALANCED
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Bond Funds                            48.8%
Domestic Equity Funds                          38.5
International Equity Fund                      11.1
                                               -----
                                               98.4%
                                               =====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION BALANCED
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2005
                                                                     (UNAUDITED)

                                                                                                     VALUE
AFFILIATED INVESTMENT COMPANIES# -- 98.4%                                         SHARES            (NOTE 2)
---------------------------------------------------------------------------------------------------------------

DOMESTIC BOND FUNDS -- 48.8%

Seasons Series Trust, Cash Management Portfolio, Class 3                              233,125   $     2,554,333
Seasons Series Trust, Diversified Fixed Income Portfolio, Class 3                     609,019         6,583,160
Seasons Series Trust, Strategic Fixed Income Portfolio, Class 3+                      352,130         3,592,354
                                                                                                ---------------
TOTAL DOMESTIC BOND FUNDS (cost$12,653,282)                                                          12,729,847
                                                                                                ---------------

DOMESTIC EQUITY FUNDS -- 38.5%

Seasons Series Trust, Focus Growth Portfolio, Class 3+                                 64,155           524,805
Seasons Series Trust, Focus Value Portfolio, Class 3                                   52,732           783,560
Seasons Series Trust, Large Cap Growth Portfolio, Class 3+                            263,135         2,309,295
Seasons Series Trust, Large Cap Value Portfolio, Class 3                              401,338         4,880,709
Seasons Series Trust, Mid Cap Value Portfolio, Class 3                                 47,305           906,752
Seasons Series Trust, Small Cap Portfolio, Class 3+                                    67,507           650,424
                                                                                                ---------------
TOTAL DOMESTIC EQUITY FUNDS (cost $9,795,530)                                                        10,055,545
                                                                                                ---------------

INTERNATIONAL EQUITY FUND -- 11.1%

Seasons Series Trust, International Equity Portfolio, Class 3
  (cost $2,710,626)                                                                   312,495         2,884,324
                                                                                                ---------------
TOTAL LONG-TERM INVESTMENT SECURITES (cost $25,159,438)                                              25,669,716
                                                                                                ---------------

TOTAL INVESTMENTS --
  (cost $25,159,438)@                                                 98.4%                          25,669,716
Other assets less liabilities --                                       1.6                              410,893
                                                                     -----                      ---------------
NET ASSETS --                                                        100.0%                     $    26,080,609
                                                                     =====                      ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

                                                         MULTI-                                         ASSET
                                         MULTI-          MANAGED        MULTI-                        ALLOCATION:
                                         MANAGED        MODERATE        MANAGED      MULTI-MANAGED    DIVERSIFIED
                                         GROWTH          GROWTH      INCOME/EQUITY      INCOME          GROWTH           STOCK
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*              $  142,693,741  $  267,039,821  $  232,349,022  $  176,199,488  $  386,370,225  $  302,578,681
Long-term investment securities, at
  value (affiliated)*                            --              --              --              --         118,300              --
Short-term investment securities,
  at value*                               5,484,042       7,580,903       3,971,751       1,387,104              --       7,357,480
Repurchase agreements (cost equals
  market)                                 3,400,000       6,292,000       4,468,000       1,739,000       6,859,000              --
                                     ----------------------------------------------------------------------------------------------
Total investments                       151,577,783     280,912,724     240,788,773     179,325,592     393,347,525     309,936,161
                                     ----------------------------------------------------------------------------------------------
Cash                                        105,801          94,311          40,384          70,968         423,477              --
Foreign cash*                                    --              --              37               1          70,659         716,699
Due from broker                                  --              --              --              --              --              --
Receivables for --
  Fund shares sold                           78,610         214,455         224,723         158,501         304,974         238,632
  Dividends and interest                    441,574       1,239,628       1,648,103       1,562,897         939,884         259,110
  Investments sold                        2,983,664       4,544,481       2,925,821       1,334,377       3,886,701       3,240,938
Prepaid expenses and other assets             1,503           2,674           2,368           1,814           3,811           3,027
Due from investment adviser
  for expense reimbursements/fee
  waivers                                        --              --              --              --              --              --
Variation margin on futures
  contracts                                      --              --              --              --              --              --
Unrealized appreciation on forward
  foreign currency contracts                 58,850         194,454         256,240         270,123              --              --
                                     ----------------------------------------------------------------------------------------------
Total assets                            155,247,785     287,202,727     245,886,449     182,724,273     398,977,001     314,394,567
                                     ----------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                      140,796         455,082         183,178         215,261         450,208         356,308
  Investments purchased                   4,919,423       6,935,941       4,671,298       1,708,402       7,540,456       2,719,333
  Interest on securities sold short              --              --              --              --           2,269              --
  Accrued foreign tax on capital
    gains                                        --              --              --              --              --              --
  Investment advisory and
    management fees                         109,500         194,940         160,243         115,222         273,292         216,091
  Service fees -- Class 2                     9,854          20,894          18,450          14,293          29,086          22,809
  Service fees -- Class 3                     4,701          10,782           9,699           6,016          14,322          11,302
  Trustees' fees and expenses                   207             322             333             284             447             377
  Other accrued expenses                    121,192         146,986         132,815         124,811         149,780         134,912
Variation margin on futures
  contracts                                     281             281             875           2,063         109,699              --
Due to investment adviser from
  expense recoupment                             --              --              --              --              --              --
Due to custodian                                 --              --              --              --              --         161,687
Due to custodian for foreign cash*               --             190              --              --              --              --
Securities sold short, at value#                 --              --              --              --       1,112,031              --
Unrealized depreciation on forward
  foreign currency contracts                 94,036         312,458         412,007         433,643              --              --
Unrealized depreciation on swap
  contracts                                      --              --              --              --           6,814              --
                                     ----------------------------------------------------------------------------------------------
Total liabilities                         5,399,990       8,077,876       5,588,898       2,619,995       9,688,404       3,622,819
                                     ----------------------------------------------------------------------------------------------
NET ASSETS                           $  149,847,795  $  279,124,851  $  240,297,551  $  180,104,278  $  389,288,597  $  310,771,748
                                     ==============================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                      $  168,100,979  $  273,887,224  $  225,148,379  $  166,760,307  $  360,711,318  $  268,552,620
Accumulated undistributed net
  investment income (loss)                1,579,983       5,371,109       8,386,289       8,027,298       7,634,398       1,157,411
Accumulated undistributed net
  realized gain (loss) on
  investments, futures contracts,
  written options contracts, swap
  contracts, securities sold short
  and foreign exchange transactions     (45,667,951)    (32,735,491)     (9,354,054)       (817,977)     (5,754,383)     (1,377,242)
Unrealized appreciation
  (depreciation) on investments          25,871,682      32,721,766      16,278,190       6,309,977      27,747,278      42,457,733
Unrealized appreciation
  (depreciation) on futures
  contracts, written options
  contracts and swap contracts               (1,792)         (1,736)         (5,463)        (11,794)     (1,111,498)             --
Unrealized foreign exchange gain
  (loss) on other assets and
  liabilities                               (35,106)       (118,021)       (155,790)       (163,533)         58,299         (18,774)
Unrealized appreciation
  (depreciation) on securities sold
  short                                          --              --              --              --           3,185              --
Accrued capital gains tax on
  unrealized appreciation
  (depreciation)                                 --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
                                     $  149,847,795  $  279,124,851  $  240,297,551  $  180,104,278  $  389,288,597  $  310,771,748
                                     ==============================================================================================
Class 1 (unlimited shares
  authorized):
Net assets                           $   46,722,064  $   56,468,277  $   43,393,403  $   36,573,446  $   84,640,999  $   69,203,346
Shares of beneficial interest
  issued and outstanding                  3,755,623       4,469,714       3,478,844       2,947,502       7,097,747       4,224,975
Net asset value, offering and
  redemption price per share         $        12.44  $        12.63  $        12.47  $        12.41  $        11.93  $        16.38
                                     ==============================================================================================
Class 2 (unlimited shares
  authorized):
Net assets                           $   79,898,572  $  169,418,933  $  149,497,430  $  114,263,535  $  234,508,672  $  185,684,025
Shares of beneficial interest
  issued and outstanding                  6,438,854      13,449,125      12,017,406       9,232,553      19,711,705      11,414,775
Net asset value, offering and
  redemption price per share         $        12.41  $        12.60  $        12.44  $        12.38  $        11.90  $        16.27
                                     ==============================================================================================
Class 3 (unlimited shares
  authorized):
Net assets                           $   23,227,159  $   53,237,641  $   47,406,718  $   29,267,297  $   70,138,926  $   55,884,377
Shares of beneficial interest
  issued and outstanding                  1,874,791       4,232,688       3,816,958       2,368,318       5,905,708       3,445,566
Net asset value, offering and
  redemption price per share         $        12.39  $        12.58  $        12.42  $        12.36  $        11.88  $        16.22
                                     ==============================================================================================
----------
* Cost
 Long-term investment securities
   (unaffiliated)                    $  116,822,749  $  234,320,344  $  216,073,852  $  169,892,651  $  358,650,539  $  260,120,948
                                     ==============================================================================================
 Long-term investment securities
   (affiliated)                      $           --  $           --  $           --  $           --  $       90,708  $           --
                                     ==============================================================================================
 Short-term securities               $    5,483,352  $    7,578,614  $    3,968,731  $    1,383,964  $           --  $    7,357,480
                                     ==============================================================================================
 Foreign cash                        $           --  $         (194) $           38  $            1  $       70,652  $      732,086
                                     ==============================================================================================
 # Proceeds from securities sold
   short                             $           --  $           --  $           --  $           --  $    1,115,216  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                        LARGE CAP      LARGE CAP       LARGE CAP        MID CAP         MID CAP
                                         GROWTH        COMPOSITE         VALUE          GROWTH           VALUE         SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*              $  137,987,223  $   41,581,532  $  179,993,512  $  123,153,500  $  182,235,490  $  113,366,427
Long-term investment securities, at
  value (affiliated)*                            --         197,033       1,628,928           2,166          42,522          45,799
Short-term investment securities,
  at value*                               7,738,291         350,828       2,760,210         103,940          49,589          74,508
Repurchase agreements (cost equals
  market)                                 1,001,000         761,000       1,589,000       2,198,000       2,574,000       8,931,000
                                     ----------------------------------------------------------------------------------------------
Total investments                       146,726,514      42,890,393     185,971,650     125,457,606     184,901,601     122,417,734
                                     ----------------------------------------------------------------------------------------------
Cash                                        107,255              --           4,901             241         191,155           7,444
Foreign cash*                                     1          32,242          15,956           6,761              --              --
Due from broker                                  --              --              --              --              --              --
Receivables for --
  Fund shares sold                          466,600         259,493         684,988         204,061         277,705         493,993
  Dividends and interest                     86,997          48,742         200,954          37,154         269,275          74,131
  Investments sold                        1,175,380         966,258         485,251       1,545,337         965,391         931,293
Prepaid expenses and other assets             1,111             403           1,414           1,080           1,476             947
Due from investment adviser for
  expense reimbursements/fee
  waivers                                        --           3,846              --              --              --           9,947
Variation margin on futures
  contracts                                   1,350           1,250             750           5,300           5,300           7,200
Unrealized appreciation on forward
  foreign currency contracts                     --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total assets                            148,565,208      44,202,627     187,365,864     127,257,540     186,611,903     123,942,689
                                     ----------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                      111,030          48,155         292,933         376,423         815,098         194,640
  Investments purchased                   6,581,527         935,792         946,702       1,431,600         439,861         278,270
  Interest on securities sold short              --              --              --              --              --              --
  Accrued foreign tax on capital
    gains                                        --              --              --              --              --              --
  Investment advisory and
    management fees                          91,988          28,230         121,470          86,329         128,969          85,052
  Service fees -- Class 2                    10,233           3,730          13,667           9,882          15,405           9,055
  Service fees -- Class 3                     8,942           1,796          12,233           6,111           8,721           7,622
  Trustees' fees and expenses                    12              58              29              69              --              --
  Other accrued expenses                     92,858          93,972         114,336         108,217         138,612         182,506
Variation margin on futures
  contracts                                      --              --              --              --              --              --
Due to investment adviser from
  expense recoupment                             --              --              --              --              --              --
Due to custodian                                 --           2,568              --              --              --              --
Due to custodian for foreign cash*               --              --              --              --              --              --
Securities sold short, at value#                 --              --              --              --              --              --
Unrealized depreciation on forward
  foreign currency contracts                     --              --              --              --              --              --
Unrealized depreciation on swap
  contracts                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total liabilities                         6,896,590       1,114,301       1,501,370       2,018,631       1,546,666         757,145
                                     ----------------------------------------------------------------------------------------------
NET ASSETS                           $  141,668,618  $   43,088,326  $  185,864,494  $  125,238,909  $  185,065,237  $  123,185,544
                                     ==============================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                      $  138,786,218  $   42,010,733  $  162,818,369  $   97,755,219  $  130,885,376  $  109,883,938
Accumulated undistributed net
  investment income (loss)                  270,551         320,230       2,381,367        (406,473)      1,454,092         (58,868)
Accumulated undistributed net
  realized gain (loss) on
  investments, futures contracts,
  written options contracts, swap
  contracts, securities sold short
  and foreign exchange transactions     (16,023,817)     (2,720,719)      3,504,544       7,557,171      23,467,160       2,238,691
Unrealized appreciation
  (depreciation) on investments          18,639,103       3,481,109      17,160,655      20,333,071      29,258,724      11,130,281
Unrealized appreciation
  (depreciation) on futures
  contracts, written options
  contracts and swap contracts               (3,473)         (2,315)           (248)           (115)           (115)         (8,498)
Unrealized foreign exchange gain
  (loss) on other assets and
  liabilities                                    36            (712)           (193)             36              --              --
Unrealized appreciation
  (depreciation) on securities sold
  short                                          --              --              --              --              --              --
Accrued capital gains tax on
  unrealized appreciation
  (depreciation)                                 --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
                                     $  141,668,618  $   43,088,326  $  185,864,494  $  125,238,909  $  185,065,237  $  123,185,544
                                     ==============================================================================================
Class 1 (unlimited shares
  authorized):
Net assets                           $   13,080,261  $    3,895,489  $   14,212,630  $   13,704,248  $   17,436,045  $   11,166,397
Shares of beneficial interest
  issued and outstanding                  1,474,752         391,266       1,163,794       1,016,890         905,159       1,146,656
Net asset value, offering and
  redemption price per share         $         8.87  $         9.96  $        12.21  $        13.48  $        19.26  $         9.74
                                     ==============================================================================================
Class 2 (unlimited shares
  authorized):
Net assets                           $   83,502,833  $   30,297,384  $  109,701,402  $   81,311,506  $  123,994,442  $   73,935,943
Shares of beneficial interest
  issued and outstanding                  9,484,408       3,051,760       9,007,977       6,078,917       6,456,694       7,649,087
Net asset value, offering and
  redemption price per share         $         8.80  $         9.93  $        12.18  $        13.38  $        19.20  $         9.67
                                     ==============================================================================================
Class 3 (unlimited shares
  authorized):
Net assets                           $   45,085,524  $    8,895,453  $   61,950,462  $   30,223,155  $   43,634,750  $   38,083,204
Shares of beneficial interest
  issued and outstanding                  5,137,092         897,596       5,094,141       2,266,524       2,276,424       3,952,578
Net asset value, offering and
  redemption price per share         $         8.78  $         9.91  $        12.16  $        13.33  $        19.17  $         9.64
                                     ==============================================================================================
----------
* Cost
 Long-term investment securities
   (unaffiliated)                    $  119,348,119  $   38,083,762  $  162,781,771  $  102,820,003  $  152,982,007  $  102,239,950
                                     ==============================================================================================
 Long-term investment securities
   (affiliated)                      $           --  $      213,694  $    1,680,032  $        2,592  $       37,281  $       42,034
                                     ==============================================================================================
 Short-term securities               $    7,738,270  $      350,797  $    2,760,192  $      103,917  $       49,589  $       74,469
                                     ==============================================================================================
 Foreign cash                        $            1  $       32,873  $       16,120  $        6,750  $           --  $           --
                                     ==============================================================================================
 # Proceeds from securities sold
   short                             $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                      INTERNATIONAL    DIVERSIFIED      STRATEGIC         CASH           FOCUS           FOCUS
                                         EQUITY       FIXED INCOME    FIXED INCOME     MANAGEMENT        GROWTH         TECHNET
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Long-term investment securities, at
  value (unaffiliated)*              $  149,594,137  $  174,018,779  $   29,093,502  $           --  $   90,579,231  $   42,317,124
Long-term investment securities, at
  value (affiliated)*                            --              --              --              --              --              --
Short-term investment securities,
  at value*                                 272,146              --       3,716,000      54,796,562       3,099,397         577,000
Repurchase agreements (cost equals
  market)                                 6,037,000       6,463,000              --      13,545,000       4,852,000       2,150,000
                                     ----------------------------------------------------------------------------------------------
Total investments                       155,903,283     180,481,779      32,809,502      68,341,562      98,530,628      45,044,124
                                     ----------------------------------------------------------------------------------------------
Cash                                          3,094           1,460          47,783             785         243,152           1,449
Foreign cash*                             2,723,111              --              --              --              26              --
Due from broker                                  --              --              --              --              --              --
Receivables for --
  Fund shares sold                          585,832         950,215          82,568       1,032,815         491,732         185,018
  Dividends and interest                    331,042       1,781,317         370,317         101,668          27,703           5,337
  Investments sold                          677,361         107,427         402,354              --       3,123,661              --
Prepaid expenses and other assets               984           1,631             123             646             954             403
Due from investment adviser for
  expense reimbursements/fee
  waivers                                        --              --              --          19,459              --              --
Variation margin on futures
  contracts                                      --              --              --              --              --              --
Unrealized appreciation on forward
  foreign currency contracts                 21,798              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total assets                            160,246,505     183,323,829      33,712,647      69,496,935     102,417,856      45,236,331
                                     ----------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                    1,037,670         116,574          19,015       1,713,537         132,979         240,084
  Investments purchased                   1,487,272          54,862         480,288              --         273,031              --
  Interest on securities sold short              --              --              --              --              --              --
  Accrued foreign tax on capital
    gains                                    26,881              --              --              --              --              --
  Investment advisory and
    management fees                         126,176         105,997          20,916          30,357          83,323          42,970
  Service fees -- Class 2                    11,494          14,742              --           5,471           8,244           3,650
  Service fees -- Class 3                    10,465          10,925           6,536           3,885           5,723           2,868
  Trustees' fees and expenses                    --             225              75             221              79              51
  Other accrued expenses                    162,351         101,919          61,704          51,813          69,383          64,379
Variation margin on futures
  contracts                                   9,157             139              --              --              --              --
Due to investment adviser from
  expense recoupment                          6,648              --          11,929              --              --           4,519
Due to custodian                                 --              --              --              --              --              --
Due to custodian for foreign cash*               --              --              --              --              --              --
Securities sold short, at value#                 --              --              --              --              --              --
Unrealized depreciation on forward
  foreign currency contracts                 71,044              --              --              --              --              --
Unrealized depreciation on swap
  contracts                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total liabilities                         2,949,158         405,383         600,463       1,805,284         572,762         358,521
                                     ==============================================================================================
NET ASSETS                           $  157,297,347  $  182,918,446  $   33,112,184  $   67,691,651  $  101,845,094  $   44,877,810
                                     ==============================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                      $  133,322,444  $  173,781,806  $   32,378,340  $   66,310,153  $   93,659,224  $   40,204,743
Accumulated undistributed net
  investment income (loss)                1,391,170       8,464,605         604,825       1,399,179        (448,587)       (282,078)
Accumulated undistributed net
  realized gain (loss) on
  investments, futures contracts,
  written options contracts, swap
  contracts, securities sold short
  and foreign exchange transactions       4,177,237         787,217          82,776             (62)     (8,003,159)       (520,532)
Unrealized appreciation
  (depreciation) on investments          18,540,727        (115,182)         45,738         (17,619)     16,637,616       5,475,677
Unrealized appreciation
  (depreciation) on futures
  contracts, written options
  contracts and swap contracts              117,620              --              --              --              --              --
Unrealized foreign exchange gain
  (loss) on other assets and
  liabilities                              (224,970)             --             505              --              --              --
Unrealized appreciation
  (depreciation) on securities sold
  short                                          --              --              --              --              --              --
Accrued capital gains tax on
  unrealized appreciation
  (depreciation)                            (26,881)             --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
                                     $  157,297,347  $  182,918,446  $   33,112,184  $   67,691,651  $  101,845,094  $   44,877,810
                                     ==============================================================================================
Class 1 (unlimited shares
  authorized):
Net assets                           $    9,347,899  $   10,733,752  $           --  $    4,392,680  $    6,618,676  $           --
Shares of beneficial interest
  issued and outstanding                  1,009,015         988,126              --         399,343         800,792              --
Net asset value, offering and
  redemption price per share         $         9.26  $        10.86  $           --  $        11.00  $         8.27  $           --
                                     ==============================================================================================
Class 2 (unlimited shares
  authorized):
Net assets                           $   94,230,005  $  117,386,778  $           --  $   43,591,356  $   66,801,334  $   30,458,558
Shares of beneficial interest
  issued and outstanding                 10,191,230      10,833,865              --       3,972,453       8,142,262       5,221,816
Net asset value, offering and
  redemption price per share         $         9.25  $       10.843  $           --  $        10.97  $         8.20  $         5.83
                                     ==============================================================================================
Class 3 (unlimited shares
  authorized):
Net assets                           $   53,719,443  $   54,797,916  $   33,112,184  $   19,707,615  $   28,425,084  $   14,419,252
Shares of beneficial interest
  issued and outstanding                  5,819,909       5,069,496       3,245,745       1,798,646       3,474,790       2,478,442
Net asset value, offering and
  redemption price per share         $         9.23  $        10.81  $        10.20  $        10.96  $         8.18  $         5.82
                                     ==============================================================================================
----------
* Cost
  Long-term investment securities
    (unaffiliated)                   $  131,053,477  $  174,133,961  $   29,047,764  $           --  $   73,941,615  $   36,841,447
                                     ==============================================================================================
  Long-term investment securities
    (affiliated)                     $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================
  Short-term securities              $      272,079  $           --  $    3,716,000  $   54,814,181  $    3,099,397  $      577,000
                                     ==============================================================================================
  Foreign cash                       $    2,745,370  $           --  $           --  $           --  $           26  $           --
                                     ==============================================================================================
  # Proceeds from securities sold
    short                            $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                       ALLOCATION
                                      FOCUS GROWTH       FOCUS         ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                       AND INCOME        VALUE           GROWTH          GROWTH         MODERATE        BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
 value (unaffiliated)*               $   69,869,077  $   93,544,729  $           --  $           --  $           --  $           --
Long-term investment securities, at
 value (affiliated)*                             --              --      27,828,231      38,217,464      34,640,356      25,669,716
Short-term investment securities,
 at value*                                  578,000              --              --              --              --              --
Repurchase agreements (cost equals
 market)                                  1,431,000       8,494,000              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total investments                        71,878,077     102,038,729      27,828,231      38,217,464      34,640,356      25,669,716
                                     ----------------------------------------------------------------------------------------------
Cash                                        375,200           1,806          52,183         262,929         289,148          23,079
Foreign cash*                                    37              --              --              --              --              --
Due from broker                                  --              --              --              --              --              --
Receivables for --
 Fund shares sold                           415,830         148,617          67,967         155,516         156,632         479,964
 Dividends and interest                     166,453         152,005              --              --              --              --
 Investments sold                           472,441       2,822,763              --              --              --              --
Prepaid expenses and other assets               662             744              19              15              18              15
Due from investment adviser for
 expense reimbursements/fee waivers              --              --              --              --              --              --
Variation margin on futures
 contracts                                       --              --              --              --              --              --
Unrealized appreciation on forward
 foreign currency contracts                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total assets                             73,308,700     105,164,664      27,948,400      38,635,924      35,086,154      26,172,774
                                     ----------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
 Fund shares redeemed                       229,425         393,966           7,264         162,628          32,364          34,646
 Investments purchased                    1,160,665       3,136,839          52,183         262,929         289,148          23,079
 Interest on securities sold short               --              --              --              --              --              --
 Accrued foreign tax on capital
   gains                                         --              --              --              --              --              --
 Investment advisory and management
   fees                                      58,340          81,905           2,163           2,860           2,551           2,024
 Service fees -- Class 2                      5,955           8,659              --              --              --              --
 Service fees -- Class 3                      4,659           6,044              --              --              --              --
 Trustees' fees and expenses                     88              17              --              --              --              --
 Other accrued expenses                      70,772          79,701          30,757          30,402          30,427          30,592
Variation margin on futures
  contracts                                      --              --              --              --              --              --
Due to investment adviser from
 expense recoupment                           9,814          14,790           2,170           3,938           3,159           1,824
Due to custodian                                 --              --              --              --              --              --
Due to custodian for foreign cash*               --              --              --              --              --              --
Securities sold short, at value#                 --              --              --              --              --              --
Unrealized depreciation on forward
 foreign currency contracts                      --              --              --              --              --              --
Unrealized depreciation on swap
 contracts                                       --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total liabilities                         1,539,718       3,721,921          94,537         462,757         357,649          92,165
                                     ----------------------------------------------------------------------------------------------
NET ASSETS                           $   71,768,982  $  101,442,743  $   27,853,863  $   38,173,167  $   34,728,505  $   26,080,609
                                     ==============================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                      $   61,495,620  $   81,046,469  $   26,779,210  $   37,059,025  $   33,717,008  $   25,359,641
Accumulated undistributed net
 investment income (loss)                   479,483         271,859         (27,524)        (31,928)        (32,161)        (27,838)
Accumulated undistributed net
 realized gain (loss) on
 investments, futures contracts,
 written options contracts, swap
 contracts, securities sold short
 and foreign exchange transactions        2,740,371       5,397,095           1,606          13,998          82,239         238,528
Unrealized appreciation
 (depreciation) on investments            7,054,170      14,727,861       1,100,571       1,132,072         961,419         510,278
Unrealized appreciation
 (depreciation) on futures
 contracts, written options
 contracts and swap contracts                    --              --              --              --              --              --
Unrealized foreign exchange gain
 (loss) on other assets and
 liabilities                                   (662)           (541)             --              --              --              --
Unrealized appreciation
 (depreciation) on securities sold
 short                                           --              --              --              --              --              --
Accrued capital gains tax on
 unrealized appreciation
 (depreciation)                                  --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
                                     $   71,768,982  $  101,442,743  $   27,853,863  $   38,173,167  $   34,728,505  $   26,080,609
                                     ==============================================================================================
Class 1 (unlimited shares
 authorized):
Net assets                           $           --  $           --  $           --  $           --  $           --  $           --
Shares of beneficial interest
 issued and outstanding                          --              --              --              --              --              --
Net asset value, offering and
 redemption price per share          $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================
Class 2 (unlimited shares
 authorized):
Net assets                           $   48,866,456  $   71,191,596           $  --           $  --           $  --           $  --
Shares of beneficial interest
 issued and outstanding                   4,931,771       4,783,743              --              --              --              --
Net asset value, offering and
 redemption price per share          $         9.91  $        14.88  $           --  $           --  $           --  $           --
                                     ==============================================================================================
Class 3 (unlimited shares
 authorized):
Net assets                           $   22,902,526  $   30,251,147  $   27,853,863  $   38,173,167  $   34,728,505  $   26,080,609
Shares of beneficial interest
 issued and outstanding                   2,318,085       2,036,496       2,654,148       3,661,231       3,351,873       2,535,237
Net asset value, offering and
 redemption price per share          $         9.88  $        14.85  $        10.49  $        10.43  $        10.36  $        10.29
                                     ==============================================================================================
----------
* Cost
 Long-term investment securities
   (unaffiliated)                    $   62,814,907  $   78,816,868  $           --  $           --  $           --  $           --
                                     ==============================================================================================
 Long-term investment securities
   (affiliated)                      $           --  $           --  $   26,727,660  $   37,085,392  $   33,678,937  $   25,159,438
                                     ==============================================================================================
 Short-term securities               $      578,000  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================
 Foreign cash                        $           37  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================
 # Proceeds from securities sold
   short                             $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)


                                                         MULTI-                                          ASSET
                                         MULTI-          MANAGED         MULTI-                       ALLOCATION:
                                        MANAGED         MODERATE         MANAGED      MULTI-MANAGED   DIVERSIFIED
                                         GROWTH          GROWTH       INCOME/EQUITY      INCOME          GROWTH          STOCK
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)           $      402,742  $      585,055  $      404,083  $      164,198  $    3,250,554  $    1,654,853
  Dividends (affiliated)                         --              --              --              --           1,090              --
  Interest (unaffiliated)                 1,046,972       2,897,236       4,002,641       3,681,413       1,862,286           1,484
  Interest (affiliated)                          --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
    Total investment income*              1,449,714       3,482,291       4,406,724       3,845,611       5,113,930       1,656,337
                                     ----------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory and
    management fees                         661,894       1,174,502         978,583         706,810       1,636,987       1,312,102
  Service fees
    Class 2                                  59,506         126,463         112,916          88,046         174,722         138,854
    Class 3                                  26,099          61,293          56,540          35,133          81,055          64,725
  Custodian fees                             87,304         101,349          90,577          84,828         156,441          66,361
  Reports to shareholders                    15,792          29,771          26,391          19,942          40,739          32,841
  Audit and tax fees                         15,217          15,217          15,217          15,217          13,695          28,280
  Legal fees                                  4,305           6,593           5,859           4,996           8,106           6,799
  Trustees' fees and expenses                 3,540           6,536           5,770           4,349           9,110           7,317
  Interest expense                              154             139             142              --              --              --
  Interest expense on securities
    sold short                                   --              --              --              --             452              --
  Other expenses                              4,713           7,483           6,475           5,271          15,172          12,720
                                     ----------------------------------------------------------------------------------------------
    Total expenses before fee
      waivers expense reimbursements
      expense recoupment custody
      credit and fees paid
      indirectly                            878,524       1,529,346       1,298,470         964,592       2,136,479       1,669,999
    Net (fees waived and expenses
      reimbursed)/ recouped by
      investment adviser (Note 4)                --              --              --              --              --              --
    Custody credits earned on cash
      balances                                 (886)         (1,137)         (1,525)         (1,030)           (187)            (19)
    Fees paid indirectly (Note 5)            (2,655)         (4,261)         (3,705)            (82)        (27,167)         (1,028)
                                     ----------------------------------------------------------------------------------------------
Net expenses                                874,983       1,523,948       1,293,240         963,480       2,109,125       1,668,952
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)                574,731       1,958,343       3,113,484       2,882,131       3,004,805         (12,615)
                                     ----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**          4,952,663       6,886,856       4,092,376       1,831,912      11,697,389      11,214,525
  Net realized gain (loss) on
    investments (affiliated)                     --              --              --              --          87,653              --
  Net realized gain (loss) on
    securities sold short                        --              --              --              --           2,625              --
  Net realized gain (loss) on
    futures contracts, written
    options contracts and swap
    contracts                               (15,219)        (31,932)        (33,927)        (67,178)     (3,708,947)             --
  Net realized foreign exchange
    gain (loss) on other assets and
    liabilities                              20,308          68,662          93,611          96,990         (79,738)        (64,801)
                                     ----------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign
    currencies                            4,957,752       6,923,586       4,152,060       1,861,724       7,998,982      11,149,724
                                     ----------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                        4,391,804       6,645,237       1,894,542         761,229      11,465,107       8,825,713
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                 --              --              --              --         (14,870)             --
  Change in unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap contracts             (7,986)        (20,110)        (19,621)        (40,714)     (1,914,144)             --
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                  (38,402)       (128,205)       (169,679)       (177,928)         55,968         (18,817)
  Change in unrealized appreciation
    (depreciation) on securities
    sold short                                1,090           1,090           4,844           2,300          11,721              --
  Change in accrued capital gains
    tax on unrealized appreciation
    (depreciation)                               --              --              --              --              --              --
  Net unrealized gain (loss) on
    investments and foreign
    currencies                            4,346,506       6,498,012       1,710,086         544,887       9,603,782       8,806,896
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized gain
    (loss) on investments and
    foreign currencies                    9,304,258      13,421,598       5,862,146       2,406,611      17,602,764      19,956,620
                                     ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $    9,878,989  $   15,379,941  $    8,975,630  $    5,288,742  $   20,607,569  $   19,944,005
                                     ==============================================================================================
----------
* Net of foreign withholding taxes
  on interest and dividends of       $          620  $          668  $          999  $          325  $      178,170  $       49,715
                                     ==============================================================================================
** Net of foreign withholding taxes
  on capital gains of                $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)


                                         LARGE CAP     LARGE CAP     LARGE CAP       MID CAP       MID CAP
                                          GROWTH       COMPOSITE       VALUE         GROWTH         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)              $   628,480   $   321,115   $ 1,806,482   $    268,345   $  1,574,673
  Dividends (affiliated)                         --           858         6,807             12            145
  Interest (unaffiliated)                    76,402        13,028        30,562         31,488         48,672
  Interest (affiliated)                          --            --            --             --             --
                                        ---------------------------------------------------------------------
    Total investment income*                704,882       335,001     1,843,851        299,845      1,623,490
                                        ---------------------------------------------------------------------

EXPENSES:
  Investment advisory and
    management fees                         517,438       169,083       680,937        499,909        731,403
  Service fees
    Class 2                                  60,337        22,387        82,302         57,517         89,607
    Class 3                                  44,360        10,225        57,714         34,003         45,054
  Custodian fees                             59,502        65,322        76,782         73,845         99,628
  Reports to shareholders                    13,368         4,411        17,914         12,492         18,617
  Audit and tax fees                         15,226        15,210        15,218         15,218         15,218
  Legal fees                                  3,727         2,267         4,762          3,576          4,663
  Trustees' fees and expenses                 2,915         1,005         3,848          2,782          4,034
  Interest expense                               --            14            --            914            413
  Interest expense on securities
    sold short                                   --            --            --             --             --
  Other expenses                              3,554         3,571         4,240          2,928          3,560
                                        ---------------------------------------------------------------------
    Total expenses before fee
      waivers expense
      reimbursements expense
      recoupment custody credit and
      fees paid indirectly                  720,427       293,495       943,717        703,184      1,012,197
    Net (fees waived and expenses
      reimbursed)/recouped by
      investment adviser (Note 4)                --       (28,280)           --             --             --
    Custody credits earned on cash
      balances                                 (986)         (114)         (128)          (122)          (222)
    Fees paid indirectly (Note 5)              (126)          (59)           --             --             --
                                        ---------------------------------------------------------------------
Net expenses                                719,315       265,042       943,589        703,062      1,011,975
                                        ---------------------------------------------------------------------
Net investment income (loss)                (14,433)       69,959       900,262       (403,217)       611,515
                                        ---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**          2,400,527       736,066     4,116,577      4,124,939     12,666,594
  Net realized gain (loss) on
    investments (affiliated)                     --            --          (226)           (94)            75
  Net realized gain (loss) on
    securities sold short                        --            --            --             --             --
  Net realized gain (loss) on futures
    contracts, written options
    contracts and swap contracts             10,625        16,566        14,199         54,318         42,525
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities                                  26        (1,986)         (857)          (922)             6
                                        ---------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign currencies    2,411,178       750,646     4,129,693      4,178,241     12,709,200
                                        ---------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                        5,459,897       989,982     2,528,672      7,717,048        618,953
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                 --        20,477       160,506           (625)        (5,535)
  Change in unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap contracts             (2,258)        2,875         5,362          3,168          6,450
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                       34        (1,018)          (52)            36             --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short                                        --            --            --             --             --
  Change in accrued capital gains tax
    on unrealized appreciation
    (depreciation)                               --            --            --             --             --
                                        ---------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign currencies    5,457,673     1,012,316     2,694,488      7,719,627        619,868
                                        ---------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies                            7,868,851     1,762,962     6,824,181     11,897,868     13,329,068
                                        ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS            $ 7,854,418   $ 1,832,921   $ 7,724,443   $ 11,494,651   $ 13,940,583
                                        =====================================================================

----------
* Net of foreign withholding taxes on
  interest and dividends of             $       669   $     2,363   $     8,094   $      1,821   $      1,671
                                        =====================================================================
** Net of foreign withholding taxes on
  capital gains of                      $        --   $        --   $        --   $         --   $         --
                                        =====================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                                                DIVERSIFIED   STRATEGIC
                                                  INTERNATIONAL   FIXED         FIXED        CASH         FOCUS        FOCUS
                                      SMALL CAP      EQUITY       INCOME       INCOME      MANAGEMENT     GROWTH      TECHNET
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)           $   532,403  $  1,885,125  $    18,399  $        --  $        --  $   134,893  $    38,252
  Dividends (affiliated)                      78            --           --           --           --           --           --
  Interest (unaffiliated)                134,605        53,607    3,851,462      726,517    1,103,195      101,576       22,459
  Interest (affiliated)                       --            --           --           --           --           --           --
                                     ------------------------------------------------------------------------------------------
    Total investment income*             667,086     1,938,732    3,869,861      726,517    1,103,195      236,469       60,711
                                     ------------------------------------------------------------------------------------------
Expenses:
  Investment advisory and
    management fees                      469,528       680,368      620,499      100,195      186,120      498,912      244,628
  Service fees
    Class 2                               51,427        65,848       90,933           --       35,929       50,900       20,947
    Class 3                               39,282        49,261       55,330       31,311       19,324       31,448       16,052
  Custodian fees                         151,171       135,090       60,442       23,499       20,995       43,050       39,844
  Reports to shareholders                 14,085        14,532       19,188        2,591        8,565       13,344        4,201
  Audit and tax fees                      15,218        20,822       17,385       20,211       17,385       13,146       13,223
  Legal fees                               3,380         3,944        4,666        2,576        2,689        3,222        2,052
  Trustees' fees and expenses              2,495         3,004        4,067          394        1,593        2,330          952
  Interest expense                            --           865           --           --           --           21        1,063
  Interest expense on securities
    sold short
  Other expenses                           2,325         2,975        3,222        1,465        1,382        2,557        1,284
                                     ------------------------------------------------------------------------------------------
    Total expenses before fee
      waivers expense
      reimbursements expense
      recoupment custody credit and
      fees paid indirectly               748,911       976,709      875,732      182,242      293,982      658,930      344,246
    Net (fees waived and expenses
      reimbursed)/ recouped by
      investment adviser (Note 4)        (22,720)       23,622           --       12,455      (16,920)      27,750       (1,225)
    Custody credits earned on cash
      balances                              (237)         (545)        (327)        (569)        (112)        (823)        (232)
    Fees paid indirectly (Note 5)             --            --           --           --           --         (801)          --
                                     ------------------------------------------------------------------------------------------
Net expenses                             725,954       999,786      875,405      194,128      276,950      685,056      342,789
                                     ------------------------------------------------------------------------------------------
Net investment income (loss)             (58,868)      938,946    2,994,456      532,389      826,245     (448,587)    (282,078)
                                     ------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**       2,175,868     2,194,565       21,311      122,586           68    1,195,662    1,409,269
  Net realized gain (loss) on
    investments (affiliated)                  --            --           --           --           --           --           --
  Net realized gain (loss) on
    securities sold short                     --            --           --           --           --           --           --
  Net realized gain (loss) on
    futures contracts, written
    options contracts and swap
    contracts                            139,950       276,980       12,079           --           --           --           --
  Net realized foreign exchange
    gain (loss) on other assets and
    liabilities                               --      (356,969)          --       (1,292)          --           --          816
                                     ------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign
    currencies                         2,315,818     2,114,576       33,390      121,294           68    1,195,662    1,410,085
                                     ------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                     6,164,161     8,936,203      (26,952)     637,051       10,732    7,450,986    4,997,789
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                           2,284            --           --           --           --           --           --
  Change in unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap contracts          (1,275)      127,569       (8,202)          --           --           --           --
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                    --         6,769           --          505           --           --           --
  Change in unrealized appreciation
    (depreciation) on securities
    sold short                                --            --           --           --           --           --           --
  Change in accrued capital gains
    tax on unrealized appreciation
    (depreciation)                            --       (23,149)          --           --           --           --           --
                                     ------------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign
    currencies                         6,165,170     9,047,392      (35,154)     637,556       10,732    7,450,986    4,997,789
                                     ------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and
    foreign currencies                 8,480,988    11,161,968       (1,764)     758,850       10,800    8,646,648    6,407,874
                                     ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $ 8,422,120  $ 12,100,914  $ 2,992,692  $ 1,291,239  $   837,045  $ 8,198,061  $ 6,125,796
                                     ==========================================================================================

----------
* Net of foreign withholding taxes
  on interest and dividends of       $       166  $    232,624  $        --  $        52  $        --  $        --  $        --
                                     ==========================================================================================
** Net of foreign withholding taxes
  on capital gains of                $        --  $      8,039  $        --  $        --  $        --  $        --  $        --
                                     ==========================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                         FOCUS
                                         GROWTH                                        ALLOCATION
                                          AND            FOCUS         ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                         INCOME          VALUE           GROWTH          GROWTH         MODERATE        BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)           $      596,656  $      899,224  $           --  $           --  $           --  $           --
  Dividends (affiliated)                         --              --              --              --              --              --
  Interest (unaffiliated)                   274,463          40,056              --              --              --              --
  Interest (affiliated)                          --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
    Total investment income*                871,119         939,280              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and
    management fees                         354,374         460,113           7,864           9,122           9,189           7,954
  Service fees
    Class 2                                  36,257          50,242              --              --              --              --
    Class 3                                  28,165          31,291              --              --              --              --
  Custodian fees                             43,494          50,249           8,681           9,155          10,691           9,622
  Reports to shareholders                     7,769          10,172           1,082             964             952           1,041
  Audit and tax fees                         13,139          13,142          14,932          14,932          14,932          14,932
  Legal fees                                  2,798           2,798           2,373           2,355           2,353           2,367
  Trustees' fees and expenses                 1,730           2,169             159             139             135             149
  Interest expense                              481              75              --              --              --              --
  Interest expense on securities
    sold short
  Other expenses                              2,034           2,451           1,278           1,273           1,274           1,268
                                     ----------------------------------------------------------------------------------------------
    Total expenses before fee
      waivers expense
      reimbursements expense
      recoupment custody credit and
      fees paid indirectly                  490,241         622,702          36,369          37,940          39,526          37,333
    Net (fees waived and expenses
      reimbursed)/recouped by
      investment adviser (Note 4)            35,147          57,005          (8,311)         (5,004)         (4,821)         (8,020)
    Custody credits earned on cash
      balances                                 (274)            (24)           (534)         (1,008)         (2,544)         (1,475)
    Fees paid indirectly (Note 5)                --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Net expenses                                525,114         679,683          27,524          31,928          32,161          27,838
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)                346,005         259,597         (27,524)        (31,928)        (32,161)        (27,838)
                                     ----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**          3,250,476       1,530,927              --              --              --              --
  Net realized gain (loss) on
    investments (affiliated)                     --              --           1,905          14,016          82,373         238,528
  Net realized gain (loss) on
    securities sold short                        --              --              --              --              --              --
  Net realized gain (loss) on
    futures contracts, written
    options contracts and swap
    contracts                                    --          15,936              --              --              --              --
  Net realized foreign exchange
    gain (loss) on other assets and
    liabilities                              (2,254)         25,376              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign
    currencies                            3,248,222       1,572,239           1,905          14,016          82,373         238,528
                                     ----------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                          689,222       5,002,744              --              --              --              --
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                 --              --       1,162,832       1,179,622       1,019,040         553,724
  Change in unrealized appreciation
    (depreciation) on futures
    contracts, written options
    contracts and swap contracts                 --         (18,466)             --              --              --              --
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                    1,604           6,031              --              --              --              --
  Change in unrealized appreciation
    (depreciation) on securities
    sold short                                   --              --              --              --              --              --
  Change in accrued capital gains
    tax on unrealized appreciation
    (depreciation)                               --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign
    currencies                              690,826       4,990,309       1,162,832       1,179,622       1,019,040         553,724
                                     ----------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and
    foreign currencies                    3,939,048       6,562,548       1,164,737       1,193,638       1,101,413         792,252
                                     ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $    4,285,053  $    6,822,145  $    1,137,213  $    1,161,710  $    1,069,252  $      764,414
                                     ==============================================================================================

----------
* Net of foreign withholding taxes
  on interest and dividends of       $       15,606  $       11,265  $           --  $           --  $           --  $
                                     ==============================================================================================
** Net of foreign withholding taxes
  on capital gains of                $           --  $           --  $           --  $           --  $           --  $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                             MULTI-MANAGED                   MULTI-MANAGED
                                          MULTI-MANAGED GROWTH              MODERATE GROWTH                  INCOME/EQUITY
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                         ENDED        FOR THE YEAR       ENDED        FOR THE YEAR       ENDED        FOR THE YEAR
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,       ENDED
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                      (UNAUDITED)        2005         (UNAUDITED)         2005        (UNAUDITED)         2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      574,731  $    1,073,125  $    1,958,343  $    3,664,873  $    3,113,484  $    5,817,859
Net realized gain (loss) on
  investments and foreign
  currencies                              4,957,752       6,722,632       6,923,586      10,072,542       4,152,060       4,910,791
Net unrealized gain (loss) on
  investments and foreign
  currencies                              4,346,506         837,656       6,498,012      (2,818,675)      1,710,086      (2,693,870)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        9,878,989       8,633,413      15,379,941      10,918,740       8,975,630       8,034,780
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --        (315,632)             --        (688,642)             --        (980,339)
Net investment income (Class 2)                  --        (346,466)             --      (1,564,541)             --      (2,737,754)
Net investment income (Class 3)                  --         (50,036)             --        (302,247)             --        (589,630)
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 3)                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --        (712,134)             --      (2,555,430)             --      (4,307,723)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            (7,533,111)     (2,439,577)     (8,159,904)     18,889,058      (8,893,480)     21,689,798
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  2,345,878       5,481,702       7,220,037      27,252,368          82,150      25,416,855

NET ASSETS:
Beginning of period                     147,501,917     142,020,215     271,904,814     244,652,446     240,215,401     214,798,546
                                     ----------------------------------------------------------------------------------------------
End of period+                       $  149,847,795  $  147,501,917  $  279,124,851  $  271,904,814  $  240,297,551  $  240,215,401
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $    1,579,983  $    1,005,252  $    5,371,109  $    3,412,766  $    8,386,289  $    5,272,805
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                                                                  ASSET
                                              MULTI-MANAGED                    ALLOCATION:
                                                 INCOME                    DIVERSIFIED GROWTH                     STOCK
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                         ENDED        FOR THE YEAR       ENDED        FOR THE YEAR       ENDED        FOR THE YEAR
                                      SEPTEMBER 30,       ENDED       SEPTEMBER 30,       ENDED       SEPTEMBER 30,       ENDED
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $    2,882,131  $    5,529,760  $    3,004,805  $    4,813,726  $      (12,615) $    1,205,345
Net realized gain (loss) on
  investments and foreign
  currencies                              1,861,724       2,917,124       7,998,982      30,685,889      11,149,724      19,640,380
Net unrealized gain (loss) on
  investments and foreign
  currencies                                544,887      (5,159,516)      9,603,782     (13,940,746)      8,806,896     (10,251,312)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        5,288,742       3,287,368      20,607,569      21,558,869      19,944,005      10,594,413
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --      (1,044,217)             --      (1,098,263)             --              --
Net investment income (Class 2)                  --      (2,776,282)             --      (2,331,876)             --              --
Net investment income (Class 3)                  --        (546,744)             --        (445,727)             --              --
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 3)                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --      (4,367,243)             --      (3,875,866)             --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            (5,283,731)      8,967,186     (10,617,839)      8,661,764     (12,783,831)     10,747,387
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                      5,011       7,887,311       9,989,730      26,344,767       7,160,174      21,341,800

NET ASSETS:
Beginning of period                     180,099,267     172,211,956     379,298,867     352,954,100     303,611,574     282,269,774
                                     ----------------------------------------------------------------------------------------------
End of period+                       $  180,104,278  $  180,099,267  $  389,288,597  $  379,298,867  $  310,771,748  $  303,611,574
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $    8,027,298  $    5,145,167  $    7,634,398  $    4,629,593  $    1,157,411  $    1,170,026
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                            LARGE-CAP GROWTH               LARGE-CAP COMPOSITE               LARGE-CAP VALUE
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                          ENDED       FOR THE YEAR        ENDED       FOR THE YEAR        ENDED       FOR THE YEAR
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,       ENDED
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      (14,433) $      277,166  $       69,959  $      251,208  $      900,262  $    1,481,109
Net realized gain (loss) on
  investments and foreign
  currencies                              2,411,178         505,737         750,646       1,434,333       4,129,693       4,451,985
Net unrealized gain (loss) on
  investments and foreign
  currencies                              5,457,673       5,328,872       1,012,316         213,305       2,694,488       5,943,525
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        7,854,418       6,111,775       1,832,921       1,898,846       7,724,443      11,876,619
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --              --              --         (10,836)             --        (112,710)
Net investment income (Class 2)                  --              --              --         (29,561)             --        (702,709)
Net investment income (Class 3)                  --              --              --            (223)             --        (119,939)
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 3)                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --              --              --         (40,620)             --        (935,358)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            15,050,435      21,702,942         285,293       4,541,368      21,302,176      34,391,659
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 22,904,853      27,814,717       2,118,214       6,399,594      29,026,619      45,332,920

NET ASSETS:
Beginning of period                     118,763,765      90,949,048      40,970,112      34,570,518     156,837,875     111,504,955
                                     ----------------------------------------------------------------------------------------------
End of period+                       $  141,668,618  $  118,763,765  $   43,088,326  $   40,970,112  $  185,864,494  $  156,837,875
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $      270,551  $      284,984  $      320,230  $      250,271  $    2,381,367  $    1,481,105
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                              MID-CAP GROWTH                  MID-CAP VALUE                   SMALL-CAP
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                          ENDED       FOR THE YEAR        ENDED       FOR THE YEAR        ENDED       FOR THE YEAR
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,        ENDED
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $     (403,217) $     (784,842) $      611,515  $      842,577  $      (58,868) $     (541,624)
Net realized gain (loss) on
  investments and foreign
  currencies                              4,178,241       6,438,724      12,709,200      11,318,985       2,315,818       4,586,034
Net unrealized gain (loss) on
  investments and foreign
  currencies                              7,719,627      (1,230,747)        619,868      10,613,475       6,165,170      (2,693,557)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations       11,494,651       4,423,135      13,940,583      22,775,037       8,422,120       1,350,853
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --              --              --         (63,098)             --              --
Net investment income (Class 2)                  --              --              --        (329,747)             --              --
Net investment income (Class 3)                  --              --              --         (44,512)             --              --
Net realized gain on investments
  (Class 1)                                      --              --              --        (271,615)             --              --
Net realized gain on investments
  (Class 2)                                      --              --              --      (1,985,785)             --              --
Net realized gain on investments
  (Class 3)                                      --              --              --        (396,770)             --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --              --              --      (3,091,527)             --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            (4,064,006)     22,267,817       6,220,155      40,069,763      13,024,158      21,449,555
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  7,430,645      26,690,952      20,160,738      59,753,273      21,446,278      22,800,408

NET ASSETS:
Beginning of period                     117,808,264      91,117,312     164,904,499     105,151,226     101,739,266      78,938,858
                                     ----------------------------------------------------------------------------------------------
End of period+                       $  125,238,909  $  117,808,264  $  185,065,237  $  164,904,499  $  123,185,544  $  101,739,266
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $     (406,473) $       (3,256) $    1,454,092  $      842,577  $      (58,868) $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                          INTERNATIONAL EQUITY          DIVERSIFIED FIXED INCOME         STRATEGIC FIXED INCOME*
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD  FOR THE PERIOD
                                          ENDED       FOR THE YEAR        ENDED       FOR THE YEAR        ENDED       FEBRUARY 14,
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,   2005 THROUGH
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      938,946  $      361,534  $    2,994,456  $    5,470,208  $      532,389  $       72,541
Net realized gain (loss) on
  investments and foreign
  currencies                              2,114,576       9,612,301          33,390         733,524         121,294         (38,623)
Net unrealized gain (loss) on
  investments and foreign
  currencies                              9,047,392         200,965         (35,154)     (6,255,193)        637,556        (591,313)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations       12,100,914      10,174,800       2,992,692         (51,461)      1,291,239        (557,395)
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --         (99,268)             --        (376,885)             --              --
Net investment income (Class 2)                  --        (783,465)             --      (3,744,672)             --              --
Net investment income (Class 3)                  --        (167,650)             --        (656,318)             --              --
Net realized gain on investments
  (Class 1)                                      --              --              --          (5,945)             --              --
Net realized gain on investments
  (Class 2)                                      --              --              --         (62,101)             --              --
Net realized gain on investments
  (Class 3)                                      --              --              --         (11,271)             --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --      (1,050,383)             --      (4,857,192)             --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            23,406,841      42,374,168      13,903,900       9,763,649      14,628,361      17,749,979
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 35,507,755      51,498,585      16,896,592       4,854,996      15,919,600      17,192,584

NET ASSETS:
Beginning of period                     121,789,592      70,291,007     166,021,854     161,166,858      17,192,584              --
                                     ----------------------------------------------------------------------------------------------
End of period+                       $  157,297,347  $  121,789,592  $  182,918,446  $  166,021,854  $   33,112,184  $   17,192,584
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $    1,391,170  $      452,224  $    8,464,605  $    5,470,149  $      604,825  $       72,436
                                     ==============================================================================================

See Notes to Financial Statements

* See Note 1

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                             CASH MANAGEMENT                  FOCUS GROWTH                    FOCUS TECHNET
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                          ENDED       FOR THE YEAR        ENDED       FOR THE YEAR        ENDED       FOR THE YEAR
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,        ENDED
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      826,245  $      572,934  $     (448,587) $      (72,439) $     (282,078) $     (435,194)
Net realized gain (loss) on
  investments and foreign
  currencies                                     68              15       1,195,662       2,319,350       1,410,085       1,979,477
Net unrealized gain (loss) on
  investments and foreign
  currencies                                 10,732         (30,016)      7,450,986      (5,641,950)      4,997,789      (3,081,843)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          837,045         542,933       8,198,061      (3,395,039)      6,125,796      (1,537,560)
                                     ----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --          (9,810)             --              --              --              --
Net investment income (Class 2)                  --         (89,108)             --              --              --              --
Net investment income (Class 3)                  --         (10,463)             --              --              --              --
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 3)                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --        (109,381)             --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)             2,439,590      (3,902,450)     (2,496,616)     16,150,483        (478,772)      5,220,391
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  3,276,635      (3,468,898)      5,701,445      12,755,444       5,647,024       3,682,831

NET ASSETS:
Beginning of period                      64,415,016      67,883,914      96,143,649      83,388,205      39,230,786      35,547,955
                                     ----------------------------------------------------------------------------------------------
End of period+                       $   67,691,651  $   64,415,016  $  101,845,094  $   96,143,649  $   44,877,810  $   39,230,786
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $    1,399,179  $      572,934  $     (448,587) $           --  $     (282,078) $           --
                                     ==============================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                         FOCUS GROWTH AND INCOME               FOCUS VALUE                  ALLOCATION GROWTH*
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD  FOR THE PERIOD
                                          ENDED       FOR THE YEAR        ENDED       FOR THE YEAR        ENDED       FEBRUARY 14,
                                      SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED        SEPTEMBER 30,   2005 THROUGH
                                         2005           MARCH 31,        2005          MARCH 31,          2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      346,005  $      103,398  $      259,597  $      232,355  $      (27,524) $       (1,215)
Net realized gain (loss) on
  investments and foreign
  currencies                              3,248,222         998,346       1,572,239       3,874,788           1,905            (197)
Net unrealized gain (loss) on
  investments and foreign
  currencies                                690,826        (636,922)      4,990,309       4,388,389       1,162,832         (62,261)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        4,285,053         464,822       6,822,145       8,495,532       1,137,213         (63,673)
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --              --              --              --              --              --
Net investment income (Class 2)                  --              --              --        (384,410)             --              --
Net investment income (Class 3)                  --              --              --         (93,616)             --              --
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --      (2,984,199)             --              --
Net realized gain on investments
  (Class 3)                                      --              --              --        (845,879)             --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --              --              --      (4,308,104)             --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            (3,628,429)     14,515,666       5,713,455      31,202,880      21,408,523       5,371,800
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    656,624      14,980,488      12,535,600      35,390,308      22,545,736       5,308,127

NET ASSETS:
Beginning of period                      71,112,358      56,131,870      88,907,143      53,516,835       5,308,127              --
                                     ----------------------------------------------------------------------------------------------
End of period+                       $   71,768,982  $   71,112,358  $  101,442,743  $   88,907,143  $   27,853,863  $    5,308,127
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $      479,483  $      133,478  $      271,859  $       12,262  $      (27,524) $           --
                                     ==============================================================================================

See Notes to Financial Statements

* See Note 1

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)

                                       ALLOCATION MODERATE GROWTH*        ALLOCATION MODERATE*            ALLOCATION BALANCED*
                                     ------------------------------  ------------------------------  ------------------------------
                                     FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                          ENDED       FEBRUARY 14,        ENDED       FEBRUARY 14,        ENDED       FEBRUARY 14,
                                      SEPTEMBER 30,   2005 THROUGH    SEPTEMBER 30,   2005 THROUGH    SEPTEMBER 30,   2005 THROUGH
                                         2005           MARCH 31,        2005           MARCH 31,         2005          MARCH 31,
                                       (UNAUDITED)        2005         (UNAUDITED)        2005         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)         $      (31,928) $         (963) $      (32,161) $       (1,008) $      (27,838) $         (986)
Net realized gain (loss) on
  investments and foreign
  currencies                                 14,016             945          82,373            (132)        238,528              --
Net unrealized gain (loss) on
  investments and foreign
  currencies                              1,179,622         (47,550)      1,019,040         (57,621)        553,724         (43,446)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        1,161,710         (47,568)      1,069,252         (58,761)        764,414         (44,432)
                                     ----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class 1)                  --              --              --              --              --              --
Net investment income (Class 2)                  --              --              --              --              --              --
Net investment income (Class 3)                  --              --              --              --              --              --
Net realized gain on investments
  (Class 1)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 2)                                      --              --              --              --              --              --
Net realized gain on investments
  (Class 3)                                      --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Total distributions to shareholders              --              --              --              --              --              --
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)            33,697,545       3,361,480      30,271,583       3,446,431      21,358,160       4,002,467
                                     ----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 34,859,255       3,313,912      31,340,835       3,387,670      22,122,574       3,958,035

NET ASSETS:
Beginning of period                       3,313,912              --       3,387,670              --       3,958,035              --
                                     ----------------------------------------------------------------------------------------------
End of period+                       $   38,173,167  $    3,313,912  $   34,728,505  $    3,387,670  $   26,080,609  $    3,958,035
                                     ==============================================================================================

----------
+ Includes accumulated
  undistributed net investment
  income (loss)                      $      (31,928) $           --  $      (32,161) $           --  $      (27,838) $           --
                                     ==============================================================================================

See Notes to Financial Statements

* See Note 1

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust the ("Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts or variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by life insurance companies ("the Life Companies"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), or the "Adviser", manages the Trust.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective, February 14, 2005, the following Portfolios were added to the Trust:
Strategic Fixed Income Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio, Allocation Balanced Portfolio. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The STRATEGIC FIXED INCOME PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities

The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

SEASONS MANAGED ALLOCATION PORTFOLIOS

The ALLOCATION GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The ALLOCATION MODERATE GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets plus borrowings for investment purposes in equity portfolios and at least 10% and no more than 70% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION MODERATE PORTFOLIO seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in equity portfolios and at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION BALANCED PORTFOLIO seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets plus borrowings for investment purposes in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                                           AGGRESSIVE                                  FIXED
                                                             GROWTH        GROWTH       BALANCED       INCOME
                                                           COMPONENT      COMPONENT    COMPONENT     COMPONENT
                         PORTFOLIO                           SAAMCO         JANUS        SAAMCO         WMC
     -----------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                      20%           40%           20%           20%
     Multi-Managed Moderate Growth                             18            28            18            36
     Multi-Managed Income/Equity                                0            18            28            54
     Multi-Managed Income                                       0             8            17            75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non convertible bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. The investments of the Seasons Managed Allocation Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Portfolio. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Short term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Trust's Trustees. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Total return swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of repurchase price including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                    PERCENTAGE     PRINCIPAL
     PORTFOLIO                                                       INTEREST        AMOUNT
     -----------------------------------------------------------------------------------------
     Multi-Managed Growth                                               2.96%     $ 2,521,000
     Multi-Managed Moderate Growth                                      4.94        4,199,000
     Multi-Managed Income/Equity                                        2.09        1,778,000
     Multi-Managed Income                                               0.85          722,000
     Large Cap Composite                                                0.27          231,000
     Small Cap                                                          3.46        2,941,000
     Diversified Fixed Income                                           0.63          536,000
     Focus TechNet                                                      0.87          740,000
     Focus Growth and Income                                            0.71          608,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2005, bearing interest at a rate of 3.05% per annum, with a principal amount of $85,086,000, a repurchase price of $85,107,626, a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST        MATURITY       PRINCIPAL       MARKET
     TYPE OF COLLATERAL                                                RATE           DATE           AMOUNT         VALUE
     -------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Notes                                                    3.13%    10/15/08     $   3,460,000  $   3,412,425
     U.S. Treasury Notes                                                    3.25     08/15/07        14,060,000     13,901,825
     U.S. Treasury Notes                                                    3.38     12/15/08         5,760,000      5,673,600
     U.S. Treasury Notes                                                    4.00     09/30/07        62,140,000     61,984,650
     U.S. Treasury Bonds                                                   10.38     11/15/12         1,565,000      1,819,313

In addition, at September 30, 2005, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

                                                                    PERCENTAGE     PRINCIPAL
     PORTFOLIO                                                       INTEREST       AMOUNT
     -----------------------------------------------------------------------------------------
     Multi-Managed Growth                                               0.35%     $    585,000
     Multi-Managed Moderate Growth                                      0.95         1,600,000
     Multi-Managed Income/Equity                                        0.96         1,615,000
     Multi-Managed Income                                               0.41           690,000
     Large Cap Value                                                    0.65         1,095,000
     Mid Cap Growth                                                     0.92         1,545,000
     Diversified Fixed Income                                           0.91         1,530,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2005, bearing interest at a rate of 3.31% per annum, with a principal amount of $168,450,000, a repurchase price of $168,496,464, and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST        MATURITY       PRINCIPAL       MARKET
     TYPE OF COLLATERAL                                                RATE           DATE           AMOUNT         VALUE
     -------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Notes                                                    2.63%    05/15/08     $ 176,678,000  $ 171,897,521

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

                                                                    PERCENTAGE     PRINCIPAL
     PORTFOLIO                                                       INTEREST       AMOUNT
     -----------------------------------------------------------------------------------------
     Diversified Fixed Income                                           2.00%     $  4,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2005, bearing interest at a rate of 3.30% per annum, with a principal amount of $200,000,000, a repurchase price of $200,055,000, and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST        MATURITY       PRINCIPAL       MARKET
     TYPE OF COLLATERAL                                                RATE           DATE           AMOUNT         VALUE
     -------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Bonds                                    3.63%    04/15/28     $  23,933,000  $  38,502,214
     U.S. Treasury Inflation Index Bonds                                    3.88     04/15/29       100,000,000    165,500,000

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended September 30, 2005, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio, Diversified Fixed Income Portfolio and Strategic Fixed Income entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation: Diversified Growth, and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period-end, which are included in the receivable for investments sold and payable for investments purchased lines in the Statement of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

SHORT SALES: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                                    FOR THE YEAR ENDED MARCH 31, 2005
                                        -----------------------------------------------------------------------------------------
                                                       DISTRIBUTABLE EARNINGS                           TAX DISTRIBUTIONS
                                        ----------------------------------------------------    ---------------------------------
                                                          LONG-TERM GAIN/      UNREALIZED
                                           ORDINARY        CAPITAL LOSS       APPRECIATION         ORDINARY         LONG-TERM
PORTFOLIO                                   INCOME           CARRYOVER       (DEPRECIATION)*        INCOME             GAIN
---------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                    $     1,021,458   $   (49,415,235)   $    20,275,804    $       712,134   $            --
Multi-Managed Moderate Growth                 3,451,229       (38,333,520)        24,779,392          2,555,430                --
Multi-Managed Income/Equity                   5,339,766       (12,694,011)        13,603,942          4,307,723                --
Multi-Managed Income                          5,217,792        (2,348,021)         5,267,809          4,367,243                --
Asset Allocation: Diversified Growth          4,815,351       (10,862,019)        14,016,378          3,875,866                --
Stock                                         1,170,026        (7,537,342)        28,642,439                 --                --
Large Cap Growth                                284,984       (16,392,847)        11,135,845                 --                --
Large Cap Composite                             250,271        (2,593,583)         1,587,984             40,620                --
Large Cap Value                               1,481,105         1,077,058         12,763,519            935,358                --
Mid Cap Growth                                       --         4,040,715         11,951,580                 --                --
Mid Cap Value                                 4,042,452         7,985,995         28,210,831            998,632         2,092,895
Small Cap                                            --         1,134,929          3,744,557                 --                --
International Equity                            634,519         2,577,671          8,707,779          1,050,383                --
Diversified Fixed Income                      5,538,662           763,200           (157,914)         4,777,875            79,317
Strategic Fixed Income                           72,541                --           (592,326)                --                --
Cash Management                                 572,934               (62)           (28,351)           109,381                --
Focus Growth                                         --        (8,370,885)         8,358,694                 --                --
Focus TechNet                                        --        (1,666,181)           213,452                 --                --
Focus Growth and Income                         133,478          (433,408)         6,288,239                 --                --
Focus Value                                   1,584,995         2,728,912          9,302,392          4,308,104                --
Allocation Growth                                    --                --            (62,560)                --                --
Allocation Moderate Growth                          275                --            (47,843)                --                --
Allocation Moderate                                  --                --            (57,755)                --                --
Allocation Balanced                                  --                --            (43,446)                --                --

----------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                                CAPITAL LOSS CARRYFORWARD
                                                          ---------------------------------------------------------------------
PORTFOLIO                                                      2009              2010              2011              2012
-------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                      $            --   $    18,943,943   $    28,598,868   $     1,872,424
Multi-Managed Moderate Growth                                          --        13,049,285        23,451,942         1,832,293
Multi-Managed Income/Equity                                            --         1,919,253        10,774,758                --
Multi-Managed Income                                                   --                --         2,348,021                --
Asset Allocation: Diversified Growth                                   --                --        10,862,019                --
Stock                                                                  --                --         3,523,248         4,014,094
Large Cap Growth                                                       --         5,302,294         8,785,687         2,304,866
Large Cap Composite                                                    --                --         2,316,930           276,653
Large Cap Value                                                        --                --                --                --
Mid Cap Growth                                                         --                --                --                --
Mid Cap Value                                                          --                --                --                --
Small Cap                                                              --                --                --                --
International Equity                                                   --                --                --                --
Diversified Fixed Income                                               --                --                --                --
Strategic Fixed Income                                                 --                --                --                --
Cash Management                                                        62                --                --                --
Focus Growth                                                           --           407,609         7,963,276                --
Focus TechNet                                                          --                --         1,666,181                --
Focus Growth and Income                                                --                --           433,408                --
Focus Value                                                            --                --                --                --
Allocation Growth                                                      --                --                --                --
Allocation Moderate Growth                                             --                --                --                --
Allocation Moderate                                                    --                --                --                --
Allocation Balanced                                                    --                --                --                --

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2005.

                                                                                                        CAPITAL LOSS
PORTFOLIO                                                                                                 UTILIZED
----------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                                   $     6,670,975
Multi-Managed Moderate Growth                                                                               10,394,944
Multi-Managed Income/Equity                                                                                  5,213,569
Multi-Managed Income                                                                                         3,255,988
Asset Allocation: Diversified Growth                                                                        26,766,924
Stock                                                                                                       17,917,757
Large Cap Growth                                                                                               623,386
Large Cap Composite                                                                                          1,465,290
Large Cap Value                                                                                              3,882,701
Mid Cap Growth                                                                                               2,376,914
Mid Cap Value                                                                                                       --
Small Cap                                                                                                    3,887,680
International Equity                                                                                         6,655,977
Diversified Fixed Income                                                                                            --
Strategic Fixed Income                                                                                              --
Cash Management                                                                                                     83
Focus Growth                                                                                                 2,521,026
Focus TechNet                                                                                                2,214,217
Focus Growth and Income                                                                                        992,053
Focus Value                                                                                                         --
Allocation Growth                                                                                                   --
Allocation Moderate Growth                                                                                          --
Allocation Moderate                                                                                                 --
Allocation Balanced                                                                                                 --

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2005, the Portfolios which elected to defer capital and currency losses were as follows:

                                                                                            DEFERRED         DEFERRED
                                                                                          POST-OCTOBER     POST-OCTOBER
PORTFOLIO                                                                                 CAPITAL LOSS     CURRENCY LOSS
-------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                    $            --   $        13,672
Multi-Managed Moderate Growth                                                                        --            30,793
Multi-Managed Income/Equity                                                                          --            56,813
Multi-Managed Income                                                                                 --            62,205
Asset Allocation: Diversified Growth                                                                 --                --
Stock                                                                                                --                --
Large Cap Growth                                                                                     --                --
Large Cap Composite                                                                                  --                --
Large Cap Value                                                                                      --                --
Mid Cap Growth                                                                                       --             3,256
Mid Cap Value                                                                                        --                --
Small Cap                                                                                            --                --
International Equity                                                                                 --                --
Diversified Fixed Income                                                                             --                --
Strategic Fixed Income                                                                           37,505               105
Cash Management                                                                                      68                --
Focus Growth                                                                                         --                --
Focus TechNet                                                                                        --                --
Focus Growth and Income                                                                              --                --
Focus Value                                                                                          --            42,170
Allocation Growth                                                                                    --                --
Allocation Moderate Growth                                                                           --                --
Allocation Moderate                                                                                  --                --
Allocation Balanced                                                                                  --                --

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, included short-term securities and repurchase agreements were as follows:

                                                             AGGREGATE           AGGREGATE
                                                            UNREALIZED          UNREALIZED       GAIN/(LOSS)         COST OF
PORTFOLIO                                                      GAIN                LOSS              NET           INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                      $    26,748,429   $    (2,080,493)   $    24,667,936   $   126,909,847
Multi-Managed Moderate Growth                                  35,398,063        (3,974,857)        31,423,206       249,489,525
Multi-Managed Income/Equity                                    18,151,742        (2,652,158)        15,499,584       225,289,188
Multi-Managed Income                                            8,026,347        (1,998,976)         6,027,371       173,298,221
Asset Allocation: Diversified Growth                           35,331,925       (10,330,689)        25,001,236       370,865,638
Stock                                                          43,028,699        (5,560,589)        37,468,110       272,468,052
Large Cap Growth                                               21,179,814        (4,584,051)        16,595,763       130,130,752
Large Cap Composite                                             4,425,329        (1,827,153)         2,598,176        39,310,193
Large Cap Value                                                22,419,536        (6,967,341)        15,452,195       170,519,455
Mid Cap Growth                                                 22,205,937        (2,537,909)        19,668,028       105,789,580
Mid Cap Value                                                  31,389,372        (2,587,996)        28,801,376       156,100,225
Small Cap                                                      14,923,345        (5,019,207)         9,904,138       112,513,597
International Equity                                           19,955,946        (2,065,671)        17,890,275       138,013,015
Diversified Fixed Income                                        2,093,862        (2,278,728)          (184,866)      180,666,645
Strategic Fixed Income                                            585,004          (540,279)            44,725        32,764,777
Cash Management                                                     4,940           (22,559)           (17,619)       68,359,181
Focus Growth                                                   17,645,732        (1,836,052)        15,809,680        82,720,948
Focus TechNet                                                   6,174,967          (963,726)         5,211,241        39,832,883
Focus Growth and Income                                         9,022,780        (2,043,053)         6,979,727        64,898,350
Focus Value                                                    15,946,382        (1,653,141)        14,293,241        87,745,487
Allocation Growth Strategy                                      1,100,272                (1)         1,100,271        26,727,959
Allocation Moderate Growth Strategy                             1,131,779                 1          1,131,780        37,085,685
Allocation Moderate Strategy                                      970,270            (8,985)           961,285         4,398,089
Allocation Balanced Strategy                                      520,417           (10,138)           510,279        25,159,438

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                                           MANAGEMENT
     PORTFOLIO                                                                           ASSETS               FEES
     ----------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                                       GREATER THAN 0                0.89%
     Multi-Managed Moderate Growth                                              GREATER THAN 0                0.85%
     Multi-Managed Income/Equity                                                GREATER THAN 0                0.81%
     Multi-Managed Income                                                       GREATER THAN 0                0.77%
     Asset Allocation: Diversified Growth                                       GREATER THAN 0                0.85%
     Stock                                                                      GREATER THAN 0                0.85%
     Large Cap Growth, Large Cap Composite, Large Cap Value                     0-$250 million                0.80%
                                                                                GREATER THAN $250 million     0.75%
                                                                                GREATER THAN $500 million     0.70%
     Mid Cap Growth, Mid Cap Value, Small Cap                                   0-$250 million                0.85%
                                                                                GREATER THAN $250 million     0.80%
                                                                                GREATER THAN $500 million     0.75%
     International Equity                                                       GREATER THAN 0                1.00%
     Diversified Fixed Income                                                   0-$200 million                0.70%
                                                                                GREATER THAN $200 million     0.65%
                                                                                GREATER THAN $400 million     0.60%
     Strategic Fixed Income                                                     0-$200 million                0.80%
                                                                                GREATER THAN $200 million     0.75%
                                                                                GREATER THAN $500 million     0.70%
     Cash Management                                                            0-$100 million                0.55%
                                                                                GREATER THAN $100 million     0.50%
                                                                                GREATER THAN $300 million     0.45%
     Focus Growth                                                               GREATER THAN 0                1.00%
     Focus TechNet                                                              GREATER THAN 0                1.20%
     Focus Growth and Income                                                    GREATER THAN 0                1.00%
     Focus Value                                                                GREATER THAN 0                1.00%
     Allocation Growth, Allocation Moderate Growth,
       Allocation Moderate, Allocation Balanced                                 GREATER THAN 0                0.10%

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers, except AIG Global Investment Corp. ("AIGGIC"), is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

     PORTFOLIO                                                                     SUBADVISER
     ----------------------------------------------------------------------------------------------
     Multi-Managed Growth                                                          Janus
                                                                                   SAAMCo
                                                                                   WMC
     Multi-Managed Moderate Growth                                                 Janus
                                                                                   SAAMCo
                                                                                   WMC
     Multi-Managed Income/Equity                                                   Janus
                                                                                   SAAMCo
                                                                                   WMC
     Multi-Managed Income                                                          Janus
                                                                                   SAAMCo
                                                                                   WMC

     PORTFOLIO                                                                    SUBADVISER
     ----------------------------------------------------------------------------------------------
     Asset Allocation: Diversified Growth                        Putnam Investment Management, LLC
     Stock                                                       T. Rowe Price Associates, Inc.
     Large Cap Growth                                            AIGGIC
                                                                 Goldman Sachs Asset Management, L.P.
                                                                 Janus
     Large Cap Composite                                         AIGGIC
                                                                 SAAMCo
                                                                 T. Rowe Price Associates, Inc.
     Large Cap Value                                             AIGGIC
                                                                 T. Rowe Price Associates, Inc.
                                                                 WMC
     Mid Cap Growth                                              AIGGIC
                                                                 T. Rowe Price Associates, Inc.
                                                                 WMC
     Mid Cap Value                                               AIGGIC
                                                                 Goldman Sachs Asset Management, L.P.
                                                                 Lord, Abbett & Co., LLC
     Small Cap                                                   AIGGIC
                                                                 Salomon Brothers Asset Management, Inc.
                                                                 SAAMCo
     International Equity                                        AIGGIC
                                                                 Goldman Sachs Asset Management International
                                                                 Lord, Abbett & Co., LLC
     Diversified Fixed Income                                    AIGGIC
                                                                 SAAMCo
                                                                 WMC
     Strategic Fixed Income                                      AIGGIC
                                                                 Franklin Advisers, Inc.
                                                                 Salomon Brothers Asset Management, Inc.
     Cash Management                                             Columbia Management Advisors, LLC (formerly Banc of
                                                                   America Capital Management, LLC)
     Focus Growth                                                Janus
                                                                 Credit Suisse Asset Management, LLC
                                                                 Marsico Capital Management, LLC
     Focus TechNet                                               RCM Capital Management, LLC
                                                                 SAAMCo
                                                                 BAMCO, Inc.
     Focus Growth and Income                                     SAAMCo*
                                                                 Marsico Capital Management, LLC
                                                                 Thornburg Investment Management, Inc.
     Focus Value                                                 American Century Investment Management, Inc.
                                                                 Third Avenue Management, LLC
                                                                 J.P. Morgan Asset Management, Inc.
     Allocation Growth                                           Ibbotson Associates Advisors, LLC
     Allocation Moderate Growth                                  Ibbotson Associates Advisors, LLC
     Allocation Moderate                                         Ibbotson Associates Advisors, LLC
     Allocation Balanced                                         Ibbotson Associates Advisors, LLC

* At a meeting of the Board, held on May 26, 2005, the Board, including Disinterested Trustees, approved the termination of Harris Associates L.P. as one of the Subadvisers to the Focus Growth and Income Portfolio. Effective August1, 2005 day-to-day management of that portion of the Portfolio was assumed by SAAMCo pursuant to the Advisory Agreement last approved by the Board on September 8, 2005.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                                                                 CLASS 1   CLASS 2    CLASS 3
     -----------------------------------------------------------------------------------------------------------------------
     Large Cap Composite                                                                          1.10%     1.25%      1.35%
     Small Cap                                                                                    1.15      1.30       1.40
     International Equity                                                                         1.30      1.45       1.55
     Strategic Fixed Income                                                                         --        --       1.55
     Focus Growth                                                                                 1.30      1.45       1.55
     Focus TechNet                                                                                  --      1.65       1.75
     Focus Growth and Income                                                                        --      1.45       1.55
     Focus Value                                                                                    --      1.45       1.55
     Allocation Growth Strategy                                                                     --        --       0.35
     Allocation Moderate Growth Strategy                                                            --        --       0.35
     Allocation Moderate Strategy                                                                   --        --       0.35
     Allocation Balanced Strategy                                                                   --        --       0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the six months ending September 30, 2005, SAAMCo has agreed to waive fees or reimburse expenses as follows:

     PORTFOLIO                                                                                               AMOUNT
     ---------------------------------------------------------------------------------------------------------------
     Large Cap Composite                                                                                  $  28,280
     Small Cap                                                                                               37,151
     Strategic Fixed Income                                                                                  22,960
     Focus TechNet                                                                                           16,936
     Focus Growth and Income                                                                                  1,372
     Allocation Growth Strategy                                                                              11,782
     Allocation Moderate Growth Strategy                                                                     11,721
     Allocation Moderate Strategy                                                                            11,332
     Allocation Balanced Strategy                                                                            11,595

At September 30, 2005, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

                                                                                                           BALANCE
                                                                                              AMOUNT     SUBJECT TO
     PORTFOLIO                                                                               RECOUPED    RECOUPMENT
     ---------------------------------------------------------------------------------------------------------------
     Large Cap Composite                                                                    $      --    $  152,389
     Small Cap                                                                                 14,431        52,617
     International Equity                                                                      23,622        77,239
     Strategic Fixed Income                                                                    35,415        16,053
     Focus Growth                                                                              27,750            --
     Focus TechNet                                                                             15,711       144,648
     Focus Growth and Income                                                                   36,519        38,324
     Focus Value                                                                               57,005        19,376
     Allocation Growth Strategy                                                                 3,471        23,490
     Allocation Moderate Growth Strategy                                                        6,717        20,362
     Allocation Moderate Strategy                                                               6,511        20,147
     Allocation Balanced Strategy                                                               3,575        23,363

Effective February 14, 2005, SAAMCo agreed to waive 5 basis points of its management fees on the Cash Management Portfolio. For the period April 1, 2005 through September 30, 2005, $16,920 were waived on the Cash Management Portfolio.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2005, service fees were paid (see Statement of Operations) based on the aforementioned rates.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the six months ended September 30, 2005, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                                                                            TOTAL
                                                                                                           EXPENSE
PORTFOLIO                                                                                                REDUCTIONS
----------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                                   $         2,655
Multi-Managed Moderate Growth                                                                                    4,261
Multi-Managed Income/Equity                                                                                      3,705
Multi-Managed Income                                                                                                82
Asset Allocation: Diversified Growth                                                                            27,167
Stock                                                                                                            1,028
Large Cap Growth                                                                                                   126
Large Cap Composite                                                                                                 59
Focus Growth                                                                                                       801

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2005, were as follows:

                                 PURCHASES OF PORTFOLIO      SALES OF PORTFOLIO
                               SECURITIES (EXCLUDING U.S.  SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                        GOVERNMENT SECURITIES)      GOVERNMENT SECURITIES)    GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth           $               52,237,937  $               55,146,942  $          14,567,385  $          14,695,672
Multi-Managed Moderate
  Growth                                       96,148,365                  91,682,869             46,693,616             44,156,410
Multi-Managed Income/Equity                    81,884,268                  70,800,845             61,882,727             60,137,176
Multi-Managed Income                           51,138,723                  41,370,635             63,779,428             58,912,682
Asset Allocation: Diversified
  Growth                                      159,545,859                 165,083,716             67,424,954             58,684,871
Stock                                          62,468,238                  74,804,568                     --                     --
Large Cap Growth                               40,941,980                  26,752,199                     --                     --
Large Cap Composite                            12,328,844                  12,150,359                     --                     --
Large Cap Value                                47,558,682                  25,570,828                     --                     --
Mid Cap Growth                                 50,212,916                  54,058,151                     --                     --
Mid Cap Value                                  54,060,359                  47,925,382                     --                     --
Small Cap                                      47,545,303                  32,965,822                     --                     --
International Equity                           68,283,845                  44,517,618                     --                     --
Diversified Fixed Income                       20,511,124                  14,689,669             72,582,484             47,584,296
Strategic Fixed Income                         15,344,278                   4,745,538              4,027,405                556,397
Cash Management                                        --                          --                     --                     --
Focus Growth                                   44,825,248                  44,500,396                     --                     --
Focus TechNet                                  27,933,400                  28,402,896                     --                     --
Focus Growth and Income                        45,916,346                  45,942,609                     --                     --
Focus Value                                    63,719,030                  58,317,251                     --                     --
Allocation Growth                              22,615,192                   2,559,713                     --                     --
Allocation Moderate Growth                     34,868,012                   2,147,629                     --                     --
Allocation Moderate                            33,962,776                   4,764,166                     --                     --
Allocation Balanced                            27,980,398                   8,003,855                     --                     --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                            MULTI-MANAGED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     25,305    $       306,392            198,148    $     2,171,490
Reinvested dividends                --                 --             27,315            315,632
Shares redeemed               (642,526)        (7,675,774)        (1,317,331)       (14,695,013)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (617,221)   $    (7,369,382)        (1,091,868)   $   (12,207,891)
                       ===============    ===============    ===============    ===============

                                            MULTI-MANAGED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    377,391    $     4,471,058          1,141,959    $    12,554,813
Reinvested dividends                --                 --             30,024            346,466
Shares redeemed               (672,980)        (8,042,521)        (1,590,846)       (17,527,906)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (295,589)   $    (3,571,463)          (418,863)   $    (4,626,627)
                       ===============    ===============    ===============    ===============

                                            MULTI-MANAGED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    402,497    $     4,802,219          1,503,103    $    16,517,596
Reinvested dividends                --                 --              4,340             50,036
Shares redeemed               (118,274)        (1,394,485)        (2,172,691)        (2,172,691)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   284,223    $     3,407,734           (665,248)   $    14,394,941
                       ===============    ===============    ===============    ===============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    107,139    $     1,321,560            274,028    $     3,133,776
Reinvested dividends                --                 --             57,844            688,642
Shares redeemed               (680,441)        (8,365,904)        (1,430,003)       (16,519,363)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (573,302)   $    (7,044,344)        (1,098,131)   $   (12,696,945)
                       ===============    ===============    ===============    ===============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    540,441    $     6,637,513          2,276,131    $    26,143,152
Reinvested dividends                --                 --            131,641          1,564,541
Shares redeemed             (1,132,395)       (13,869,772)        (2,572,884)       (29,585,941)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (591,954)   $    (7,232,259)          (165,112)   $    (1,878,248)
                       ===============    ===============    ===============    ===============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    787,403    $     9,612,018          3,174,595    $    36,305,966
Reinvested dividends                --                 --             25,450            302,247
Shares redeemed               (286,434)        (3,495,319)          (270,891)        (3,143,962)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   500,969    $     6,116,699          2,929,154    $    33,464,251
                       ===============    ===============    ===============    ===============

                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     56,192    $       691,822            308,763    $     3,643,825
Reinvested dividends                --                 --             81,385            980,339
Shares redeemed               (520,002)        (6,405,769)        (1,102,398)       (13,068,145)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (463,810)   $    (5,713,947)          (712,250)   $    (8,443,981)
                       ===============    ===============    ===============    ===============

                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    517,781    $     6,362,506          1,996,824    $    23,480,281
Reinvested dividends                --                 --            227,619          2,737,754
Shares redeemed             (1,101,917)       (13,488,710)        (2,323,362)       (27,393,554)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (584,136)   $    (7,126,204)           (98,919)   $    (1,175,519)
                       ===============    ===============    ===============    ===============

                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    646,835    $     7,911,221          3,005,481    $    35,287,336
Reinvested dividends                --                 --             49,062            589,630
Shares redeemed               (324,223)        (3,964,550)          (387,008)        (4,567,668)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   322,612    $     3,946,671          2,667,535    $    31,309,298
                       ===============    ===============    ===============    ===============

                                            MULTI-MANAGED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     98,145    $     1,210,530            250,685    $     2,981,175
Reinvested dividends                --                 --             86,293          1,044,217
Shares redeemed               (386,937)        (4,764,362)          (835,759)       (10,035,394)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (288,792)   $    (3,553,832)          (498,781)   $    (6,010,002)
                       ===============    ===============    ===============    ===============

                                            MULTI-MANAGED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    713,583    $     8,720,904          2,062,485    $    24,611,252
Reinvested dividends                --                 --            229,749          2,776,282
Shares redeemed             (1,072,843)       (13,190,881)        (2,517,886)       (30,153,353)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (359,260)   $    (4,469,977)          (225,652)   $    (2,765,819)
                       ===============    ===============    ===============    ===============

                                            MULTI-MANAGED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    427,409    $     5,234,004          1,917,055    $    22,872,780
Reinvested dividends                --                 --             45,276            546,744
Shares redeemed               (203,067)        (2,493,926)          (473,063)        (5,676,517)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   224,342    $     2,740,078          1,489,268    $    17,743,007
                       ===============    ===============    ===============    ===============

                                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    240,641    $     2,773,810            380,978    $     4,129,411
Reinvested dividends                --                 --             97,591          1,098,263
Shares redeemed             (1,114,403)       (12,851,745)        (2,401,601)       (26,334,019)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (873,762)   $   (10,077,935)        (1,923,032)   $   (21,106,345)
                       ===============    ===============    ===============    ===============

                                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,284,473    $    14,726,920          3,326,829    $    36,078,034
Reinvested dividends                --                 --            207,451          2,331,876
Shares redeemed             (2,007,518)       (23,096,552)        (4,712,575)       (51,363,390)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (723,045)   $    (8,369,632)        (1,178,295)   $   (12,953,480)
                       ===============    ===============    ===============    ===============

                                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,161,699    $    13,310,203          4,620,274    $    49,948,055
Reinvested dividends                --                 --             39,690            445,727
Shares redeemed               (477,219)        (5,480,475)          (696,665)        (7,672,193)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   684,480    $     7,829,728          3,963,299    $    42,721,589
                       ===============    ===============    ===============    ===============

                                                   STOCK PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    101,807    $     1,632,038            392,872    $     5,888,376
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (697,351)       (11,106,422)        (1,487,414)       (22,404,629)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (595,544)   $    (9,474,384)        (1,094,542)   $   (16,516,253)
                       ===============    ===============    ===============    ===============

                                                   STOCK PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    646,343    $    10,194,115          2,289,065    $    34,069,964
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,220,443)       (19,297,667)        (2,791,852)       (41,675,024)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (574,099)   $    (9,103,552)          (502,787)   $    (7,605,060)
                       ===============    ===============    ===============    ===============

                                                   STOCK PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    661,797    $    10,402,020          2,761,127    $    40,835,178
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (293,263)        (4,607,915)          (395,321)        (5,966,478)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   368,534    $     5,794,105          2,365,806    $    34,868,700
                       ===============    ===============    ===============    ===============

                                              LARGE CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     88,277    $       759,974            272,405    $     2,169,309
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (245,147)        (2,107,455)          (501,374)        (4,030,238)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (156,870)   $    (1,347,481)          (228,969)   $    (1,860,929)
                       ===============    ===============    ===============    ===============

                                              LARGE CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,300,930    $    11,180,311          2,940,793    $    23,365,113
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,310,063)       (11,113,627)        (2,553,880)       (20,291,193)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                    (9,133)   $        66,684            386,913    $     3,073,920
                       ===============    ===============    ===============    ===============

                                              LARGE CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  2,454,719    $    20,959,683          3,071,642    $    24,491,205
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (545,827)        (4,628,451)          (499,672)        (4,001,254)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 1,908,892    $    16,331,232          2,571,970    $    20,489,951
                       ===============    ===============    ===============    ===============

                                            LARGE CAP COMPOSITE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     10,683    $       104,982            204,476    $     1,871,259
Reinvested dividends                --                 --              1,119             10,836
Shares redeemed                (95,903)          (942,748)          (264,296)        (2,310,032)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (85,220)   $      (837,766)           (58,701)   $      (427,937)
                       ===============    ===============    ===============    ===============

                                            LARGE CAP COMPOSITE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    257,618    $     2,512,985            727,505    $     6,706,301
Reinvested dividends                --                 --              3,057             29,561
Shares redeemed               (260,529)        (2,544,240)          (738,944)        (6,730,530)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                    (2,911)   $       (31,255)            (8,382)   $         5,332
                       ===============    ===============    ===============    ===============

                                            LARGE CAP COMPOSITE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    196,157    $     1,907,002            674,570    $     6,153,071
Reinvested dividends                --                 --                 23                223
Shares redeemed                (77,224)          (752,688)          (128,399)        (1,189,321)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   118,933    $     1,154,314            546,194    $     4,963,973
                       ===============    ===============    ===============    ===============

                                              LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     58,814    $       695,138            248,488    $     2,739,161
Reinvested dividends                --                 --              9,718            112,710
Shares redeemed               (165,362)        (1,949,337)          (274,947)        (3,084,031)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (106,548)   $    (1,254,199)           (16,741)   $      (232,160)
                       ===============    ===============    ===============    ===============

                                              LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    838,460    $     9,919,232          3,153,210    $    34,980,985
Reinvested dividends                --                 --             60,687            702,709
Shares redeemed             (1,244,348)       (14,720,260)        (2,386,412)       (26,499,577)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (405,888)   $    (4,801,028)           827,485    $     9,184,117
                       ===============    ===============    ===============    ===============

                                              LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  2,883,991    $    34,263,304          2,604,666    $    29,118,571
Reinvested dividends                --                 --             10,364            119,939
Shares redeemed               (581,433)        (6,905,901)          (339,212)        (3,798,808)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 2,302,558    $    27,357,403          2,275,818    $    25,439,702
                       ===============    ===============    ===============    ===============

                                               MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     26,999    $       340,394            235,024    $     2,877,680
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (278,674)        (3,463,278)          (274,795)        (3,211,557)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (251,676)   $    (3,122,884)           (39,771)   $      (333,877)
                       ===============    ===============    ===============    ===============

                                               MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    703,793    $     9,024,377          2,633,135    $    30,854,913
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,011,848)       (12,616,443)        (2,287,561)       (26,268,961)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (308,054)   $    (3,592,066)           345,574    $     4,585,952
                       ===============    ===============    ===============    ===============

                                               MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    500,599    $     6,293,673          1,823,014    $    21,230,232
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (292,541)        (3,642,729)          (276,272)        (3,214,490)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   208,058    $     2,650,944          1,546,742    $    18,015,742
                       ===============    ===============    ===============    ===============

                                               MID CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    104,417    $     1,895,045            207,216    $     3,389,830
Reinvested dividends                --                 --             19,492            334,713
Shares redeemed                (94,972)        (1,730,051)          (242,189)        (3,958,722)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                     9,445    $       164,994            (15,481)   $      (234,179)
                       ===============    ===============    ===============    ===============

                                               MID CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    848,956    $    15,559,924          2,934,529    $    47,481,761
Reinvested dividends                --                 --            135,095          2,315,532
Shares redeemed             (1,084,098)       (19,521,834)        (1,951,427)       (31,832,090)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (235,142)   $    (3,961,910)         1,118,197    $    17,965,203
                       ===============    ===============    ===============    ===============

                                               MID CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    852,655    $    15,610,507          1,589,257    $    25,852,805
Reinvested dividends                --                 --             25,773            441,282
Shares redeemed               (307,957)        (5,593,436)          (237,339)        (3,955,348)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   544,698    $    10,017,071          1,377,691    $    22,338,739
                       ===============    ===============    ===============    ===============

                                                 SMALL CAP PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    243,869    $     2,218,361            531,326    $     4,569,705
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (167,559)        (1,540,409)          (706,538)        (6,250,465)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                    76,310    $       677,952           (175,212)   $    (1,680,760)
                       ===============    ===============    ===============    ===============

                                                 SMALL CAP PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,376,291    $    12,752,887          3,529,962    $    30,724,156
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,197,779)       (10,953,287)        (3,057,487)       (26,378,515)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   178,512    $     1,799,600            472,475    $     4,345,641
                       ===============    ===============    ===============    ===============

                                                 SMALL CAP PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,735,018    $    15,935,089          2,798,795    $    24,253,757
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (586,110)        (5,388,483)          (627,259)        (5,469,083)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 1,148,908    $    10,546,606          2,171,536    $    18,784,674
                       ===============    ===============    ===============    ===============

                                            INTERNATIONAL EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    100,817    $       867,626            191,992    $     1,559,253
Reinvested dividends                --                 --             12,083             99,268
Shares redeemed               (107,050)          (930,056)          (195,151)        (1,564,082)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                    (6,233)   $       (62,430)             8,924    $        94,439
                       ===============    ===============    ===============    ===============

                                            INTERNATIONAL EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,392,919    $    12,190,283          4,663,374    $    37,378,240
Reinvested dividends                --                 --             95,435            783,465
Shares redeemed             (1,289,112)       (11,213,244)        (2,195,318)       (17,254,746)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   103,807    $       977,038          2,563,491    $    20,906,959
                       ===============    ===============    ===============    ===============

                                            INTERNATIONAL EQUITY PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  3,472,539    $    30,066,058          3,031,802    $    24,342,764
Reinvested dividends                --                 --             20,442            167,650
Shares redeemed               (863,001)        (7,573,825)          (395,213)        (3,137,644)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 2,609,538    $    22,492,233          2,657,031    $    21,372,770
                       ===============    ===============    ===============    ===============

                                          DIVERSIFIED FIXED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    127,383    $     1,376,974            243,761    $     2,624,671
Reinvested dividends                --                 --             35,631            382,830
Shares redeemed               (183,934)        (1,998,879)          (503,492)        (5,432,512)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (56,551)   $      (621,905)          (224,100)   $    (2,425,011)
                       ===============    ===============    ===============    ===============

                                          DIVERSIFIED FIXED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,281,406    $    13,899,117          3,860,934    $    41,678,727
Reinvested dividends                --                 --            354,779          3,806,773
Shares redeemed             (1,977,439)       (21,432,957)        (5,295,053)       (56,967,599)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (696,033)   $    (7,533,840)        (1,079,340)   $   (11,482,099)
                       ===============    ===============    ===============    ===============

                                          DIVERSIFIED FIXED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  2,792,139    $    30,215,073          3,239,953    $    34,841,790
Reinvested dividends                --                 --             62,316            667,589
Shares redeemed               (753,600)        (8,155,428)        (1,105,372)       (11,838,620)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 2,038,539    $    22,059,645          2,196,897    $    23,670,759
                       ===============    ===============    ===============    ===============

                                           STRATEGIC FIXED INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                            FOR THE PERIOD
                               SEPTEMBER 30, 2005                     FEBRUARY 14, 2005
                                   (UNAUDITED)                       TO MARCH 31, 2005*
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,669,684    $    16,657,219          1,782,898    $    17,787,646
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (202,973)        (2,028,858)            (3,864)           (37,667)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 1,466,711    $    14,628,361          1,779,034    $    17,749,979
                       ===============    ===============    ===============    ===============

                                              CASH MANAGEMENT PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    211,759    $     2,314,234            678,164    $     7,331,035
Reinvested dividends                --                 --                908              9,810
Shares redeemed               (239,632)        (2,615,697)          (936,402)       (10,112,348)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (27,873)   $      (301,463)          (257,330)   $    (2,771,503)
                       ===============    ===============    ===============    ===============

                                              CASH MANAGEMENT PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  2,574,361    $    28,046,012          7,177,217    $    77,421,649
Reinvested dividends                --                 --              8,259             89,108
Shares redeemed             (2,984,368)       (32,541,882)        (7,842,761)       (84,621,816)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (410,007)   $    (4,495,870)          (657,285)   $    (7,111,059)
                       ===============    ===============    ===============    ===============

                                              CASH MANAGEMENT PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,727,743    $    18,813,712          3,096,595    $    33,360,645
Reinvested dividends                --                 --                971             10,463
Shares redeemed             (1,063,716)       (11,576,789)        (2,541,414)       (27,390,996)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   664,027    $     7,236,923            556,152    $     5,980,112
                       ===============    ===============    ===============    ===============

                                                FOCUS GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 1
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                     30,045    $       242,727             94,247    $       717,618
Reinvested dividends                --                 --
Shares redeemed                (84,899)          (683,676)          (270,056)        (2,037,771)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (54,854)   $      (440,949)          (175,809)   $    (1,320,153)
                       ===============    ===============    ===============    ===============

                                                FOCUS GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    512,341    $     4,044,971          2,942,931    $    22,101,924
Reinvested dividends                --                 --
Shares redeemed             (1,340,510)       (10,578,196)        (2,658,102)       (19,887,079)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (828,169)   $    (6,533,225)           284,829    $     2,214,845
                       ===============    ===============    ===============    ===============

                                                FOCUS GROWTH PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    924,535    $     7,315,557          2,587,354    $    19,265,802
Reinvested dividends                --                 --
Shares redeemed               (358,512)        (2,837,999)          (539,493)        (4,010,011)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   566,023    $     4,477,558          2,047,861    $    15,255,791
                       ===============    ===============    ===============    ===============

                                               FOCUS TECHNET PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  1,301,822    $     7,126,462          4,683,202    $    24,039,590
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,639,919)        (8,800,299)        (5,374,989)       (26,444,153)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (338,097)   $    (1,673,837)          (691,787)   $    (2,404,563)
                       ===============    ===============    ===============    ===============

                                               FOCUS TECHNET PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    575,672    $     3,116,462          2,151,124    $    10,842,698
Reinvested dividends                --                 --                 --                 --
Shares redeemed               (357,286)        (1,921,397)          (646,649)        (3,217,744)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   218,386    $     1,195,065          1,504,475    $     7,624,954
                       ===============    ===============    ===============    ===============

                                           FOCUS GROWTH & INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    583,261    $     5,626,985          1,804,903    $    16,471,757
Reinvested dividends                                                      --                 --
Shares redeemed               (911,021)        (8,710,977)        (1,854,367)       (16,767,220)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                  (327,760)   $    (3,083,993)           (49,464)   $      (295,463)
                       ===============    ===============    ===============    ===============

                                           FOCUS GROWTH & INCOME PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    456,261    $     4,356,513          2,007,513    $    18,256,780
Reinvested dividends                                                      --                 --
Shares redeemed               (509,641)        (4,900,949)          (375,608)        (3,445,651)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (53,380)   $      (544,436)         1,631,905    $    14,811,129
                       ===============    ===============    ===============    ===============

                                                 FOCUS VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 2
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    600,759    $     8,541,227          2,123,122    $    28,302,476
Reinvested dividends                --                 --            251,627          3,368,609
Shares redeemed               (679,424)        (9,470,966)        (1,252,201)       (16,604,083)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   (78,665)   $      (929,740)         1,122,548    $    15,067,002
                       ===============    ===============    ===============    ===============

                                                 FOCUS VALUE PORTFOLIO
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                             FOR THE YEAR
                               SEPTEMBER 30, 2005                           ENDED
                                   (UNAUDITED)                         MARCH 31, 2005
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                    707,834    $     9,998,647          1,383,302    $    18,261,939
Reinvested dividends                --                 --             70,252            939,495
Shares redeemed               (239,266)        (3,355,452)          (228,906)        (3,065,556)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                   468,568    $     6,643,195          1,224,648    $    16,135,878
                       ===============    ===============    ===============    ===============

                                              ALLOCATION GROWTH STRATEGY
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                            FOR THE PERIOD
                               SEPTEMBER 30, 2005                     FEBRUARY 14, 2005
                                   (UNAUDITED)                       TO MARCH 31, 2005*
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  4,100,649    $    42,126,189            678,102    $     6,744,747
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (1,985,256)       (20,717,667)          (139,347)        (1,372,947)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 2,115,393    $    21,408,523            538,755    $     5,371,800
                       ===============    ===============    ===============    ===============

                                          ALLOCATION MODERATE GROWTH STRATEGY
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                            FOR THE PERIOD
                               SEPTEMBER 30, 2005                     FEBRUARY 14, 2005
                                   (UNAUDITED)                       TO MARCH 31, 2005*
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  5,687,829    $    58,229,278            452,293    $     4,498,473
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (2,363,571)       (24,531,733)          (115,320)        (1,136,993)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 3,324,258    $    33,697,545            336,973    $     3,361,480
                       ===============    ===============    ===============    ===============

                                             ALLOCATION MODERATE STRATEGY
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                            FOR THE PERIOD
                               SEPTEMBER 30, 2005                     FEBRUARY 14, 2005
                                   (UNAUDITED)                       TO MARCH 31, 2005*
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  5,828,208    $    59,315,856            449,123    $     4,484,360
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (2,820,125)       (29,044,273)          (105,333)        (1,037,929)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 3,008,083    $    30,271,583            343,790    $     3,446,431
                       ===============    ===============    ===============    ===============

                                             ALLOCATION BALANCED STRATEGY
                       ------------------------------------------------------------------------
                                                       CLASS 3
                       ------------------------------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                            FOR THE PERIOD
                               SEPTEMBER 30, 2005                     FEBRUARY 14, 2005
                                   (UNAUDITED)                       TO MARCH 31, 2005*
                       ----------------------------------    ----------------------------------
                            SHARES             AMOUNT             SHARES             AMOUNT
                       ---------------    ---------------    ---------------    ---------------
Shares sold                  4,764,264    $    48,313,523            502,471    $     4,998,676
Reinvested dividends                --                 --                 --                 --
Shares redeemed             (2,630,460)       (26,955,363)          (101,038)          (996,209)
                       ---------------    ---------------    ---------------    ---------------
Net increase
  (decrease)                 2,133,804    $    21,358,160            401,433    $     4,002,467
                       ===============    ===============    ===============    ===============

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the six months ended September 30, 2005:

                                            CITIGROUP       CREDIT SUISSE                           M.J.
                       BANC OF AMERICA       GLOBAL          FIRST BOSTON       GOLDMAN,          WHITMAN,
PORTFOLIO              SECURITIES, LLC    MARKETS, INC.         CORP.          SACHS & CO.           LLC
--------------------------------------------------------------------------------------------------------------
Large Cap Growth       $            --   $            --                --   $           542   $            --
Mid Cap Value                       --                --                --               647                --
Small Cap                           --             3,976                --                --                --
International Equity                --                --                --            15,069                --
Focus Growth                       540                --             1,723                --                --
Focus Value                         --                --                --                --             3,830

As disclosed in the Investment Portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the six months ended September 30, 2005, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                         MARKET                                          CHANGE        MARKET
                                                        VALUE AT      COST       PROCEEDS                  IN         VALUE AT
                                                        MARCH 31,      OF          OF        REALIZED   UNREALIZED  SEPTEMBER 30,
PORTFOLIO                    SECURITY          INCOME     2005      PURCHASES     SALES     GAIN/LOSS  GAIN (LOSS)      2005
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation:
  Diversified Growth  AIG                     $ 1,090  $  483,064  $        --  $  527,182  $  87,653  $   (43,535) $          --
                      Perini Corp.                 --      89,635           --          --         --       28,665        118,300
Large Cap Composite   AIG                         858     172,879        3,677          --         --       20,477        197,033
Large Cap Value       AIG                       6,807   1,291,053      178,151         556       (226)     160,506      1,628,928
Mid Cap Growth        Transatlantic
                      Holdings, Inc.               12       4,768           --       1,883        (94)        (625)         2,166
Mid Cap Value         Transatlantic
                      Holdings, Inc.              145      39,864        8,693         575         75       (5,535)        42,522
Small Cap             21st Century
                      Insurance Group              78      10,476        6,432          --         --        2,072         18,980
                      Perini Corp.                 --       3,144        7,932          --         --        1,901         12,977
                      Riviera Holdings Corp.       --          --        6,729          --         --         (236)         6,965
                      Steinway Musical
                      Instruments, Inc.            --       6,771          959          --         --         (853)         6,877
Allocation Growth     Various Seasons Series
Strategy              Trust Portfolios *           --   6,608,016   22,615,191   2,559,713      1,905    1,162,832     27,828,231
Allocation Moderate   Various Seasons Series
Growth Strategy       Trust Portfolios *           --   4,303,445   34,868,011   2,147,630     14,016    1,179,622     38,217,464
Allocation Moderate   Various Seasons Series
Strategy              Trust Portfolios *           --   4,340,334   33,962,775   4,764,166     82,373    1,019,040     34,640,356
Allocation Balanced   Various Seasons Series
Strategy              Trust Portfolios *           --   4,900,920   27,980,399   8,003,855    238,528      553,724     25,669,716

----------
* See Portfolio of Investments for details.

9. INVESTMENT CONCENTRATIONS: All Portfolios except the Cash Ma nagement Portfolio may invest internationally, including in "emerging marke t" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2005 had approximately 21.7% and 19.9% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted lines of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2005, the following Portfolios had borrowings:

                                                                      DAYS      INTEREST  AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                                          OUTSTANDING   CHARGES    UTILIZED         INTEREST
-------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                    9       $    154  $    170,150               3.65%
Multi-Managed Moderate Growth                                           8            139       173,796               3.64
Multi-Managed Income/Equity                                             8            142       175,979               3.64
Large Cap Composite                                                     1             14       135,448               3.75
Mid Cap Growth                                                         23            914       417,991               3.47
Mid Cap Value                                                          12            413       377,072               3.41
International Equity                                                   26            865       306,517               3.90
Focus Growth                                                            2             21       102,276               3.75
Focus TechNet                                                           7          1,063     1,498,834               3.65
Focus Growth and Income                                                18            481       249,731               3.83
Focus Value                                                             3             75       278,145               3.25

At September 30, 2005, none of the Portfolio had balances open under the line of credit agreement.

11. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2005, none of the Portfolios participated in the program.

12. OTHER MATTERS: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG Global Investment Corp. ("AIGGIC"), a subadviser to certain of the Portfolios. Neither the Adviser, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

13. SUBSEQUENT EVENTS: Effective October 1, 2005, certain Portfolios amended their Investment Advisory and Management Agreement with respect to the fees paid by each Portfolio. The amended Portfolios fee schedules is as following:

                                                                                                          MANAGEMENT
     PORTFOLIO                                                                           ASSETS              FEES
     ---------------------------------------------------------------------------------------------------------------
     Asset Allocation: Diversified Growth                                       0-$250 million                  0.85%
                                                                                GREATER THAN $250 million       0.80%
                                                                                GREATER THAN $500 million       0.75%
     International Equity                                                       0-$250 million                  0.85%
                                                                                GREATER THAN $250 million       0.80%
                                                                                GREATER THAN $500 million       0.75%
     Cash Management                                                            0-$100 million                  0.475%
                                                                                GREATER THAN $100 million       0.45%
                                                                                GREATER THAN $500 million       0.425%
                                                                                GREATER THAN $1 billion         0.40%

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM         INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                       Multi-Managed Growth Portfolio Class 1

03/31/01      $        21.48   $         0.30    $        (6.30)   $        (6.00)   $        (0.06)   $        (3.26)
03/31/02               12.16             0.16             (1.09)            (0.93)            (0.20)            (0.43)
03/31/03               10.60             0.12             (1.87)            (1.75)            (0.15)               --
03/31/04                8.70             0.08              2.34              2.42             (0.10)               --
03/31/05               11.02             0.09              0.59              0.68             (0.07)               --
09/30/05(2)            11.63             0.05              0.76              0.81                --                --

                                       Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+              19.41             0.11             (4.05)            (3.94)            (0.06)            (3.26)
03/31/02               12.15             0.13             (1.07)            (0.94)            (0.18)            (0.43)
03/31/03               10.60             0.10             (1.87)            (1.77)            (0.14)               --
03/31/04                8.69             0.06              2.35              2.41             (0.09)               --
03/31/05               11.01             0.08              0.57              0.65             (0.05)               --
09/30/05(2)            11.61             0.04              0.76              0.80                --                --

                                       Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+               9.00             0.03             (0.20)            (0.17)            (0.14)               --
03/31/04                8.69             0.03              2.37              2.40             (0.09)               --
03/31/05               11.00             0.07              0.57              0.64             (0.04)               --
09/30/05(2)            11.60             0.04              0.75              0.79                --                --

                 DIVIDENDS                            NET                                 NET
                 DECLARED                            ASSET                               ASSETS          RATIO OF
                 FROM NET                            VALUE                               END OF         EXPENSES TO
  PERIOD         RETURN OF         TOTAL             END OF            TOTAL             PERIOD         AVERAGE NET
  ENDED           CAPITAL      DISTRIBUTIONS         PERIOD           RETURN**          (000'S)           ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                         Multi-Managed Growth Portfolio Class 1

03/31/01      $           --   $        (3.32)   $        12.16           (30.90)%   $       97,476              1.06%
03/31/02                  --            (0.63)            10.60            (7.77)            84,012              1.05
03/31/03                  --            (0.15)             8.70           (16.57)            51,638              1.09
03/31/04                  --            (0.10)            11.02            27.93             60,247              1.10
03/31/05                  --            (0.07)            11.63             6.13(1)          50,863              1.04
09/30/05(2)               --               --             12.44             6.96             46,722              1.06#(3)

                                         Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+                 --            (3.32)            12.15           (23.61)            11,088              1.19#
03/31/02                  --            (0.61)            10.60            (7.83)            49,770              1.20
03/31/03                  --            (0.14)             8.69           (16.71)            48,414              1.24
03/31/04                  --            (0.09)            11.01            27.79             78,735              1.25
03/31/05                  --            (0.05)            11.61             5.90(1)          78,191              1.19
09/30/05(2)               --               --             12.41             6.89             79,899              1.21#(3)

                                         Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+                 --            (0.14)             8.69            (1.90)                49              1.39#
03/31/04                  --            (0.09)            11.00            27.63              3,038              1.40
03/31/05                  --            (0.04)            11.60             5.80(1)          18,448              1.29
09/30/05(2)               --               --             12.39             6.81             23,227              1.32#(3)

                   RATIO OF
                      NET
                  INVESTMENT
                   INCOME TO
  PERIOD            AVERAGE           PORTFOLIO
  ENDED           NET ASSETS          TURNOVER
--------------------------------------------------
      Multi-Managed Growth Portfolio Class 1
03/31/01                1.73%             123%
03/31/02                1.35              102
03/31/03                1.25              106
03/31/04                0.75               99
03/31/05                0.83              107
09/30/05(2)             0.89#(3)           48

      Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+               1.79#             123
03/31/02                1.15              102
03/31/03                1.09              106
03/31/04                0.59               99
03/31/05                0.69              107
09/30/05(2)             0.74#(3)           48

      Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+               0.88#             106
03/31/04                0.38               99
03/31/05                0.62              107
09/30/05(2)             0.64#(3)           48

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    09/30/05#(2)
                                                                    ------------
     Multi-Managed Growth Portfolio Class 1                                 0.00%
     Multi-Managed Growth Portfolio Class 2                                 0.00
     Multi-Managed Growth Portfolio Class 3                                 0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM         INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                   Multi-Managed Moderate Growth Portfolio Class 1
03/31/01      $        18.60   $         0.44    $        (4.25)   $        (3.81)   $        (0.10)   $        (2.48)
03/31/02               12.21             0.27             (0.90)            (0.63)            (0.25)            (0.29)
03/31/03               11.04             0.21             (1.45)            (1.24)            (0.21)               --
03/31/04                9.59             0.15              2.01              2.16             (0.17)               --
03/31/05               11.58             0.18              0.31              0.49             (0.13)               --
09/30/05(2)            11.94             0.10              0.59              0.69                --                --

                                   Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+              17.42             0.17             (2.82)            (2.65)            (0.09)            (2.48)
03/31/02               12.20             0.24             (0.88)            (0.64)            (0.23)            (0.29)
03/31/03               11.04             0.18             (1.45)            (1.27)            (0.20)               --
03/31/04                9.57             0.13              2.01              2.14             (0.15)               --
03/31/05               11.56             0.16              0.30              0.46             (0.11)               --
09/30/05(2)            11.91             0.09              0.60              0.69                --                --

                                   Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+               9.83             0.05             (0.11)            (0.06)            (0.20)               --
03/31/04                9.57             0.10              2.03              2.13             (0.15)               --
03/31/05               11.55             0.14              0.31              0.45             (0.10)               --
09/30/05(2)            11.90             0.08              0.60              0.68                --                --

                 DIVIDENDS                            NET                                NET
                 DECLARED                            ASSET                              ASSETS            RATIO OF
                 FROM NET                            VALUE                              END OF           EXPENSES TO
  PERIOD         RETURN OF         TOTAL             END OF           TOTAL             PERIOD           AVERAGE NET
  ENDED           CAPITAL      DISTRIBUTIONS         PERIOD           RETURN**          (000'S)            ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                     Multi-Managed Moderate Growth Portfolio Class 1
03/31/01      $           --   $        (2.58)   $        12.21           (22.41)%   $      104,548              1.01%
03/31/02                  --            (0.54)            11.04            (5.27)            96,218              0.99
03/31/03                  --            (0.21)             9.59           (11.26)            63,068              1.00
03/31/04                  --            (0.17)            11.58            22.63             71,142              1.00
03/31/05                  --            (0.13)            11.94             4.21(1)          60,210              0.95
09/30/05(2)               --               --             12.63             5.78             56,468              0.97#(3)

                                     Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+                 --            (2.57)            12.20           (17.24)            13,305              1.14#
03/31/02                  --            (0.52)            11.04            (5.35)            81,687              1.14
03/31/03                  --            (0.20)             9.57           (11.48)           101,321              1.15
03/31/04                  --            (0.15)            11.56            22.51            164,241              1.15
03/31/05                  --            (0.11)            11.91             3.99(1)         167,282              1.10
09/30/05(2)               --               --             12.60             5.79            169,419              1.12#(3)

                                     Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+                 --            (0.20)             9.57            (0.58)               172              1.28#
03/31/04                  --            (0.15)            11.55            22.37              9,269              1.30
03/31/05                  --            (0.10)            11.90             3.89(1)          44,413              1.20
09/30/05(2)               --               --             12.58             5.71             53,238              1.22#(3)

                   RATIO OF
                      NET
                  INVESTMENT
                   INCOME TO
  PERIOD            AVERAGE           PORTFOLIO
  ENDED           NET ASSETS          TURNOVER
--------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                2.72%             118%
03/31/02                2.28              102
03/31/03                2.06              108
03/31/04                1.41              104
03/31/05                1.54              114
09/30/05(2)             1.55#(3)           52

 Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+               2.80#             118
03/31/02                2.04              102
03/31/03                1.88              108
03/31/04                1.25              104
03/31/05                1.40              114
09/30/05(2)             1.40#(3)           52

 Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+               1.70#             108
03/31/04                1.06              104
03/31/05                1.32              114
09/30/05(2)             1.31#(3)           52

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    09/30/05#(2)
                                                                    ------------
     Multi-Managed Moderate Growth Portfolio Class 1                        0.00%
     Multi-Managed Moderate Growth Portfolio Class 2                        0.00
     Multi-Managed Moderate Growth Portfolio Class 3                        0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                   DIVIDENDS
                                     REALIZED &               DECLARED    DIVIDENDS
             NET ASSET      NET      UNREALIZED               FROM NET    FROM NET
               VALUE     INVESTMENT     GAIN      TOTAL FROM   INVEST-    REALIZED
 PERIOD      BEGINNING     INCOME    (LOSS) ON    INVESTMENT    MENT      GAIN ON
  ENDED      OF PERIOD    (LOSS)*    INVESTMENTS  OPERATIONS   INCOME    INVESTMENTS
------------------------------------------------------------------------------------
                    Multi-Managed Income/Equity Portfolio Class 1
03/31/01     $   14.29   $     0.54  $     (1.79) $    (1.25) $   (0.16) $     (0.95)
03/31/02         11.93         0.41        (0.54)      (0.13)     (0.34)       (0.35)
03/31/03         11.11         0.34        (0.62)      (0.28)     (0.29)          --
03/31/04         10.54         0.28         1.27        1.55      (0.26)          --
03/31/05         11.83         0.32         0.10        0.42      (0.24)          --
09/30/05(2)      12.01         0.20         0.26        0.46         --           --

                    Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+        13.92         0.22        (1.10)      (0.88)     (0.16)       (0.95)
03/31/02         11.93         0.37        (0.52)      (0.15)     (0.33)       (0.35)
03/31/03         11.10         0.31        (0.60)      (0.29)     (0.29)          --
03/31/04         10.52         0.26         1.27        1.53      (0.24)          --
03/31/05         11.81         0.30         0.10        0.40      (0.22)          --
09/30/05(2)      11.99         0.19         0.26        0.45         --           --

                    Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+        10.71         0.08         0.02        0.10      (0.29)          --
03/31/04         10.52         0.22         1.30        1.52      (0.24)          --
03/31/05         11.80         0.28         0.10        0.38      (0.21)          --
09/30/05(2)      11.97         0.18         0.27        0.45         --           --

              DIVIDENDS                     NET                       NET
              DECLARED                     ASSET                     ASSETS     RATIO OF
              FROM NET                     VALUE                     END OF    EXPENSES TO
 PERIOD       RETURN OF       TOTAL        END OF      TOTAL         PERIOD    AVERAGE NET
  ENDED        CAPITAL    DISTRIBUTIONS    PERIOD     RETURN**       (000'S)     ASSETS
------------------------------------------------------------------------------------------
                       Multi-Managed Income/Equity Portfolio Class 1
03/31/01      $       --  $       (1.11) $    11.93      (9.21)%   $   72,843         1.04%
03/31/02              --          (0.69)      11.11      (1.15)        68,230         1.00
03/31/03              --          (0.29)      10.54      (2.47)        51,615         0.98
03/31/04              --          (0.26)      11.83      14.80         55,067         0.97
03/31/05              --          (0.24)      12.01       3.52(1)      47,346         0.91
09/30/05(2)           --             --       12.47       3.83         43,393         0.93#(3)

                       Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+             --          (1.11)      11.93      (6.82)         7,515         1.16#
03/31/02              --          (0.68)      11.10      (1.38)        64,073         1.14
03/31/03              --          (0.29)      10.52      (2.61)        92,470         1.13
03/31/04              --          (0.24)      11.81      14.67        149,978         1.12
03/31/05              --          (0.22)      11.99       3.39(1)     151,035         1.06
09/30/05(2)           --             --       12.44       3.75        149,497         1.08#(3)

                       Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+             --          (0.29)      10.52       0.93            249         1.26#
03/31/04              --          (0.24)      11.80      14.53          9,753         1.25
03/31/05              --          (0.21)      11.97       3.20(1)      41,835         1.16
09/30/05(2)           --             --       12.42       3.76         47,407         1.18#(3)

                   RATIO OF
                     NET
                  INVESTMENT
                  INCOME TO
 PERIOD            AVERAGE          PORTFOLIO
  ENDED           NET ASSETS        TURNOVER
---------------------------------------------
Multi-Managed Income/Equity Portfolio Class 1
03/31/01                4.01%              86%
03/31/02                3.49               62
03/31/03                3.17               85
03/31/04                2.47              111
03/31/05                2.68              106
09/30/05(2)             2.72#(3)           57

Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+               4.02#              86
03/31/02                3.24               62
03/31/03                2.98               85
03/31/04                2.31              111
03/31/05                2.53              106
09/30/05(2)             2.57#(3)           57

Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+               2.67#              85
03/31/04                2.15              111
03/31/05                2.46              106
09/30/05(2)             2.47#(3)           57

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    09/30/05#(2)
                                                                    ------------
     Multi-Managed Income/Equity Portfolio Class 1                          0.00%
     Multi-Managed Income/Equity Portfolio Class 2                          0.00
     Multi-Managed Income/Equity Portfolio Class 3                          0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                   DIVIDENDS
                                     REALIZED &               DECLARED    DIVIDENDS
             NET ASSET      NET      UNREALIZED               FROM NET    FROM NET
               VALUE     INVESTMENT     GAIN      TOTAL FROM   INVEST-    REALIZED
 PERIOD      BEGINNING     INCOME    (LOSS) ON    INVESTMENT    MENT      GAIN ON
  ENDED      OF PERIOD    (LOSS)*    INVESTMENTS  OPERATIONS   INCOME    INVESTMENTS
------------------------------------------------------------------------------------
                       Multi-Managed Income Portfolio Class 1
03/31/01     $   12.19   $     0.61  $     (0.53) $     0.08  $   (0.14) $     (0.48)
03/31/02         11.65         0.51        (0.40)       0.11      (0.40)       (0.16)
03/31/03         11.20         0.45        (0.02)       0.43      (0.35)          --
03/31/04         11.28         0.37         0.83        1.20      (0.34)          --
03/31/05         12.14         0.39        (0.16)       0.23      (0.32)          --
09/30/05(3)      12.05         0.20         0.16        0.36         --           --

                       Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+        12.31         0.25        (0.29)      (0.04)     (0.14)       (0.48)
03/31/02         11.65         0.48        (0.40)       0.08      (0.38)       (0.16)
03/31/03         11.19         0.41           --        0.41      (0.34)          --
03/31/04         11.26         0.34         0.84        1.18      (0.32)          --
03/31/05         12.12         0.37        (0.16)       0.21      (0.30)          --
09/30/05(3)      12.03         0.19         0.16        0.35         --           --

                       Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+        11.34         0.14         0.12        0.26      (0.34)          --
03/31/04         11.26         0.28         0.88        1.16      (0.32)          --
03/31/05         12.10         0.35        (0.15)       0.20      (0.29)          --
09/30/05(3)      12.01         0.19         0.16        0.35         --           --

              DIVIDENDS                     NET                       NET
              DECLARED                     ASSET                     ASSETS     RATIO OF
              FROM NET                     VALUE                     END OF    EXPENSES TO
 PERIOD       RETURN OF       TOTAL        END OF      TOTAL         PERIOD    AVERAGE NET
  ENDED        CAPITAL    DISTRIBUTIONS    PERIOD     RETURN**       (000'S)     ASSETS
------------------------------------------------------------------------------------------
                          Multi-Managed Income Portfolio Class 1
03/31/01      $       --  $       (0.62) $    11.65       0.60%    $   52,683         1.06(1)%
03/31/02              --          (0.56)      11.20       0.88         52,122         1.05(1)
03/31/03              --          (0.35)      11.28       3.87         43,960         0.96
03/31/04              --          (0.34)      12.14      10.75         45,334         0.95
03/31/05              --          (0.32)      12.05       1.85(2)      38,991         0.90
09/30/05(3)           --             --       12.41       2.99         36,573         0.92#(4)

                          Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+             --          (0.62)      11.65      (0.40)         5,113         1.20#
03/31/02              --          (0.54)      11.19       0.65         45,459         1.20(1)
03/31/03              --          (0.34)      11.26       3.74         80,625         1.12
03/31/04              --          (0.32)      12.12      10.61        118,953         1.10
03/31/05              --          (0.30)      12.03       1.71(2)     115,350         1.05
09/30/05(3)           --             --       12.38       2.91        114,264         1.07#(4)

                          Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+             --          (0.34)      11.26       2.37             74         1.21#
03/31/04              --          (0.32)      12.10      10.39          7,925         1.22
03/31/05              --          (0.29)      12.01       1.61(2)      25,758         1.14
09/30/05(3)           --             --       12.36       2.91         29,267         1.17#(4)

                RATIO OF
                  NET
               INVESTMENT
               INCOME TO
 PERIOD         AVERAGE       PORTFOLIO
  ENDED        NET ASSETS     TURNOVER
---------------------------------------
 Multi-Managed Income Portfolio Class 1
03/31/01             5.04(1)%        85%
03/31/02             4.40(1)         57
03/31/03             3.97            94
03/31/04             3.12           123
03/31/05             3.26           110
09/30/05(3)          3.27#(4)        57

 Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+            4.86#           85
03/31/02             4.15(1)         57
03/31/03             3.75            94
03/31/04             2.96           123
03/31/05             3.12           110
09/30/05(3)          3.12#(4)        57

 Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+            3.24#           94
03/31/04             2.77           123
03/31/05             3.04           110
09/30/05(3)          3.03#(4)        57

----------
*    Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#    Annualized
+    Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                      03/31/01  03/31/02
                                                                                      --------  --------
     Multi-Managed Income Portfolio Class 1                                               0.03%   (0.04)%
     Multi-Managed Income Portfolio Class 2                                                 --    (0.05)
     Multi-Managed Income Portfolio Class 3                                                 --       --

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)  Unaudited
(4) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    09/30/05#(3)
                                                                    ------------
    Multi-Managed Income Portfolio Class 1                                  0.00%
    Multi-Managed Income Portfolio Class 2                                  0.00
    Multi-Managed Income Portfolio Class 3                                  0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM         INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                               Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01      $        13.95   $         0.28    $        (2.45)   $        (2.17)   $        (0.07)   $        (0.63)
03/31/02               11.08             0.17             (0.32)            (0.15)            (0.16)            (0.07)
03/31/03               10.70             0.15             (2.28)            (2.13)            (0.12)               --
03/31/04                8.45             0.13              2.33              2.46             (0.13)               --
03/31/05               10.78             0.12              0.53              0.65             (0.13)               --
09/30/05(4)            11.30             0.10              0.53              0.63                --                --

                               Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+              13.04             0.10             (1.37)            (1.27)            (0.07)            (0.63)
03/31/02               11.07             0.13             (0.28)            (0.15)            (0.15)            (0.07)
03/31/03               10.70             0.13             (2.28)            (2.15)            (0.11)               --
03/31/04                8.44             0.11              2.33              2.44             (0.11)               --
03/31/05               10.77             0.10              0.52              0.62             (0.11)               --
09/30/05(4)            11.28             0.09              0.53              0.62                --                --

                               Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+               9.00             0.02             (0.47)            (0.45)            (0.11)               --
03/31/04                8.44             0.07              2.36              2.43             (0.11)               --
03/31/05               10.76             0.11              0.49              0.60             (0.10)               --
09/30/05(4)            11.26             0.09              0.53              0.62                --                --


                 DIVIDENDS                            NET                                 NET
                 DECLARED                            ASSET                               ASSETS          RATIO OF
                 FROM NET                            VALUE                               END OF         EXPENSES TO
  PERIOD         RETURN OF         TOTAL             END OF            TOTAL             PERIOD         AVERAGE NET
  ENDED           CAPITAL      DISTRIBUTIONS         PERIOD           RETURN**          (000'S)           ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                 Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01                $ --   $        (0.70)   $        11.08           (16.04)%   $      154,240             0.98%@
03/31/02                  --            (0.23)            10.70            (1.34)           138,550             0.96
03/31/03                  --            (0.12)             8.45           (19.98)            93,728             0.95
03/31/04                  --            (0.13)            10.78            29.16(2)         106,695             0.98(1)
03/31/05                  --            (0.13)            11.30             6.00(3)          90,042             0.94(1)
09/30/05(4)               --               --             11.93             5.58             84,641             0.97#(1)

                                 Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01                  --            (0.70)            11.07           (10.29)            17,465             1.12#@
03/31/02                  --            (0.22)            10.70            (1.49)           110,186             1.11
03/31/03                  --            (0.11)             8.44           (20.11)           141,724             1.11
03/31/04                  --            (0.11)            10.77            29.02(2)         232,730             1.13(1)
03/31/05                  --            (0.11)            11.28             5.77(3)         230,448             1.09(1)
09/30/05(4)               --               --             11.90             5.50            234,509             1.12#(1)

                                 Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03                  --            (0.11)             8.44            (5.02)               241             1.22#
03/31/04                  --            (0.11)            10.76            28.86(2)          13,530             1.29(1)
03/31/05                  --            (0.10)            11.26             5.58(3)          58,809             1.20(1)
09/30/05(4)               --               --             11.88             5.51             70,139             1.22#(1)

                  RATIO OF
                    NET
                 INVESTMENT
                 INCOME TO
  PERIOD           AVERAGE            PORTFOLIO
  ENDED           NET ASSETS          TURNOVER
-----------------------------------------------------------
  Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01              2.12%@                   193%
03/31/02              1.53                     233
03/31/03              1.58                     143
03/31/04              1.30(1)                  106
03/31/05              1.06(1)                  156
09/30/05(4)           1.76#(1)                  59

  Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+             1.95#@                   193
03/31/02              1.22                     233
03/31/03              1.42                     143
03/31/04              1.12(1)                  106
03/31/05              0.93(1)                  156
09/30/05(4)           1.61#(1)                  59

  Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+             0.68#                    143
03/31/04              0.84(1)                  106
03/31/05              1.01(1)                  156
09/30/05(4)           1.50#(1)                  59

----------
*    Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#    Annualized
+    Inception date of class
@    Gross of custody credits of 0.01%
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                                         03/31/04  03/31/05  09/30/05#(4)
                                                                                         --------  --------  ------------
     Asset Allocation: Diversified Growth Portfolio Class 1                                  0.01%     0.00%         0.01%
     Asset Allocation: Diversified Growth Portfolio Class 2                                  0.01      0.00          0.01
     Asset Allocation: Diversified Growth Portfolio Class 3                                  0.01      0.00          0.01

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                               Stock Portfolio Class 1
03/31/01      $        19.60   $         0.01    $        (4.03)   $        (4.02)   $           --    $        (1.23)
03/31/02               14.35             0.01              0.62              0.63             (0.01)            (0.61)
03/31/03               14.36             0.01             (3.36)            (3.35)               --                --
03/31/04               11.01             0.01              3.79              3.80                --                --
03/31/05               14.81             0.08              0.45              0.53                --                --
09/30/05(1)            15.34             0.01              1.03              1.04                --                --

                                               Stock Portfolio Class 2
10/16/00-
03/31/01+              18.58             0.02             (3.03)            (3.01)               --             (1.23)
03/31/02               14.34            (0.02)             0.62              0.60                --             (0.61)
03/31/03               14.33               --             (3.36)            (3.36)               --                --
03/31/04               10.97            (0.01)             3.78              3.77                --                --
03/31/05               14.74             0.06              0.45              0.51                --                --
09/30/05(1)            15.25               --              1.02              1.02                --                --

                                               Stock Portfolio Class 3
11/11/02-
03/31/03+              11.34               --             (0.37)            (0.37)               --                --
03/31/04               10.97            (0.02)             3.77              3.75                --                --
03/31/05               14.72             0.05              0.44              0.49                --                --
09/30/05(1)            15.21            (0.01)             1.02              1.01                --                --

                 DIVIDENDS                             NET                                    NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                 Stock Portfolio Class 1
03/31/01      $           --    $        (1.23)   $        14.35             (21.62)%   $      128,896              0.95%
03/31/02                  --             (0.62)            14.36               4.36            114,656              0.95
03/31/03                  --                --             11.01             (23.33)            75,591              0.95
03/31/04                  --                --             14.81              34.56             87,619              0.96
03/31/05                  --                --             15.34               3.58             73,967              0.93
09/30/05(1)               --                --             16.38               6.78             69,203              0.95#(2)

                                                 Stock Portfolio Class 2
10/16/00-
03/31/01+                 --             (1.23)            14.34             (17.37)            14,671              1.08#
03/31/02                  --             (0.61)            14.33               4.18             89,106              1.10
03/31/03                  --                --             10.97             (23.45)           110,306              1.10
03/31/04                  --                --             14.74              34.37            184,179              1.11
03/31/05                  --                --             15.25               3.46            182,833              1.08
09/30/05(1)               --                --             16.27               6.69            185,684              1.10#(2)

                                                 Stock Portfolio Class 3
11/11/02-
03/31/03+                 --                --             10.97              (3.26)               189              1.22#
03/31/04                  --                --             14.72              34.18             10,471              1.24
03/31/05                  --                --             15.21               3.33             46,811              1.18
09/30/05(1)               --                --             16.22               6.64             55,884              1.20#(2)

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS          TURNOVER
-----------------------------------------------
             Stock Portfolio Class 1
03/31/01                0.07%                77%
03/31/02                0.04                 59
03/31/03                0.11                 45
03/31/04                0.10                 42
03/31/05                0.51                 42
09/30/05(1)             0.12#(2)             21

             Stock Portfolio Class 2
10/16/00-
03/31/01+               0.11#                77
03/31/02               (0.13)                59
03/31/03               (0.03)                45
03/31/04               (0.05)                42
03/31/05                0.37                 42
09/30/05(1)            (0.03)#(2)            21

             Stock Portfolio Class 3
11/11/02-
03/31/03+              (0.04)#               45
03/31/04               (0.13)                42
03/31/05                0.38                 42
09/30/05(1)            (0.13)#(2)            21

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1)  Unaudited
(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                    09/30/05#(1)
                                                                    ------------
     Stock Portfolio Class 1                                                0.00%
     Stock Portfolio Class 2                                                0.00
     Stock Portfolio Class 3                                                0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                            Large Cap Growth Portfolio Class 1
03/31/01      $        14.95   $        (0.01)   $        (5.35)   $        (5.36)   $        (0.02)   $        (1.19)
03/31/02                8.38               --             (0.40)            (0.40)               --                --
03/31/03                7.98               --             (1.99)            (1.99)               --                --
03/31/04                5.99               --              1.87              1.87                --                --
03/31/05                7.86             0.03              0.44              0.47                --                --
09/30/05(2)             8.33             0.01              0.53              0.54                --                --

                                            Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+              12.65             0.01             (3.07)            (3.06)            (0.02)            (1.19)
03/31/02                8.38            (0.02)            (0.39)            (0.41)               --                --
03/31/03                7.97               --             (2.00)            (2.00)               --                --
03/31/04                5.97            (0.01)             1.86              1.85                --                --
03/31/05                7.82             0.02              0.43              0.45                --                --
09/30/05(2)             8.27               --              0.53              0.53                --                --

                                            Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+               6.27               --             (0.31)            (0.31)               --                --
03/31/04                5.96            (0.02)             1.87              1.85                --                --
03/31/05                7.81             0.02              0.42              0.44                --                --
09/30/05(2)             8.25               --              0.53              0.53                --                --

                 DIVIDENDS                            NET                                 NET
                 DECLARED                            ASSET                               ASSETS          RATIO OF
                 FROM NET                            VALUE                               END OF         EXPENSES TO
  PERIOD         RETURN OF         TOTAL             END OF           TOTAL              PERIOD         AVERAGE NET
  ENDED           CAPITAL      DISTRIBUTIONS         PERIOD           RETURN**          (000'S)           ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                           Large Cap Growth Portfolio Class 1
03/31/01      $           --   $        (1.21)   $         8.38           (37.78)%   $       26,094             1.10%@(1)
03/31/02                  --               --              7.98            (4.77)            21,905             1.10(1)
03/31/03                  --               --              5.99           (24.94)            12,337             1.10(1)
03/31/04                  --               --              7.86            31.22             14,623             1.10(1)
03/31/05                  --               --              8.33             5.98             13,588             1.04(1)
09/30/05(2)               --               --              8.87             6.48             13,080             0.95#(3)

                                           Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                 --            (1.21)             8.38           (26.48)             9,073             1.25#@(1)
03/31/02                  --               --              7.97            (4.89)            38,180             1.25(1)
03/31/03                  --               --              5.97           (25.09)            41,534             1.25(1)
03/31/04                  --               --              7.82            30.99             71,204             1.25(1)
03/31/05                  --               --              8.27             5.75             78,540             1.19(1)
09/30/05(2)               --               --              8.80             6.41             83,503             1.10#(3)

                                           Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                 --               --              5.96            (4.94)               141             1.35#(1)
03/31/04                  --               --              7.81            31.04              5,122             1.35(1)
03/31/05                  --               --              8.25             5.63             26,636             1.27(1)
09/30/05(2)               --               --              8.78             6.42             45,086             1.20#(3)

                  RATIO OF
                    NET
                 INVESTMENT
                 INCOME TO
  PERIOD           AVERAGE        PORTFOLIO
  ENDED           NET ASSETS      TURNOVER
--------------------------------------------------
        Large Cap Growth Portfolio Class 1
03/31/01                (0.07)%@(1)             40%
03/31/02                (0.03)(1)               43
03/31/03                 0.06(1)                58
03/31/04                 0.02(1)                44
03/31/05                 0.38(1)                38
09/30/05(2)              0.13#(3)               22

        Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                0.05#@(1)              40
03/31/02                (0.19)(1)               43
03/31/03                (0.07)(1)               58
03/31/04                (0.13)(1)               44
03/31/05                 0.24(1)                38
09/30/05(2)            (0.02)#(3)               22

        Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+               (0.01)#(1)              58
03/31/04                (0.24)(1)               44
03/31/05                 0.26(1)                38
09/30/05(2)             (0.10)#(3)              22

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
  @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                             03/31/01       03/31/02       03/31/03       03/31/04      03/31/05
                                           -----------    -----------    -----------    -----------    -----------
     Large Cap Growth Portfolio Class 1        0.26%          0.05%          0.06%          0.01%         (0.05)%
     Large Cap Growth Portfolio Class 2        0.19#          0.04           0.06           0.01          (0.05)
     Large Cap Growth Portfolio Class 3          --             --           0.10#          0.06          (0.03)

(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                                                      09/30/05#(2)
                                                                                                      ------------
     Large Cap Growth Portfolio Class 1                                                                   0.00%
     Large Cap Growth Portfolio Class 2                                                                   0.00
     Large Cap Growth Portfolio Class 3                                                                   0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                        Large Cap Composite Portfolio Class 1
03/31/01      $        13.05   $           --    $        (3.02)   $        (3.02)   $           --    $        (0.73)
03/31/02                9.30             0.01             (0.11)            (0.10)               --             (0.01)
03/31/03                9.19             0.03             (2.32)            (2.29)            (0.03)               --
03/31/04                6.87             0.02              2.17              2.19             (0.02)               --
03/31/05                9.04             0.07              0.44              0.51             (0.02)               --
09/30/05(2)             9.53             0.02              0.41              0.43                --                --

                                        Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+              12.23               --             (2.20)            (2.20)               --             (0.73)
03/31/02                9.30               --             (0.11)            (0.11)               --             (0.01)
03/31/03                9.18             0.02             (2.33)            (2.31)            (0.01)               --
03/31/04                6.86             0.01              2.16              2.17             (0.01)               --
03/31/05                9.02             0.06              0.44              0.50             (0.01)               --
09/30/05(2)             9.51             0.02              0.40              0.42                --                --

                                        Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+               7.22             0.01             (0.36)            (0.35)            (0.01)               --
03/31/04                6.86               --              2.15              2.15                --                --
03/31/05                9.01             0.06              0.42              0.48             (0.00)               --
09/30/05(2)             9.49             0.01              0.41              0.42                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)          ASSETS(1)
------------------------------------------------------------------------------------------------------------------------
                                          Large Cap Composite Portfolio Class 1
03/31/01      $           --    $        (0.73)   $         9.30             (24.05)%   $       14,265              1.10%@
03/31/02                  --             (0.01)             9.19              (1.10)            12,889              1.10
03/31/03                  --             (0.03)             6.87             (24.99)             4,219              1.10
03/31/04                  --             (0.02)             9.04              31.85              4,838              1.10
03/31/05                  --             (0.02)             9.53               5.66              4,539              1.10
09/30/05(2)               --                --              9.96               4.51              3,895              1.10#(3)

                                          Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.73)             9.30             (18.96)             3,046              1.25#@
03/31/02                  --             (0.01)             9.18              (1.24)            15,204              1.25
03/31/03                  --             (0.01)             6.86             (25.13)            16,939              1.25
03/31/04                  --             (0.01)             9.02              31.58             27,637              1.25
03/31/05                  --             (0.01)             9.51               5.54             29,038              1.25
09/30/05(2)               --                --              9.93               4.42             30,297              1.25#(3)

                                          Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.01)             6.86              (4.81)                97              1.28#
03/31/04                  --                --              9.01              31.39              2,095              1.35
03/31/05                  --             (0.00)             9.49               5.33              7,393              1.35
09/30/05(2)               --                --              9.91               4.43              8,895              1.35#(3)

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)      TURNOVER
-----------------------------------------------
     Large Cap Composite Portfolio Class 1
03/31/01               (0.03)%@              64%
03/31/02                0.16                 64
03/31/03                0.33                 59
03/31/04                0.28                 78
03/31/05                0.74                 58
09/30/05(2)             0.48#(3)             30

     Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+               0.08#@               64
03/31/02                  --                 64
03/31/03                0.23                 59
03/31/04                0.13                 78
03/31/05                0.63                 58
09/30/05(2)             0.33#(3)             30

     Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+               0.31#                59
03/31/04                0.03                 78
03/31/05                0.66                 58
09/30/05(2)             0.24#(3)             30

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
  @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                             03/31/01    03/31/02    03/31/03    03/31/04    03/31/05    09/30/05#(2)
                                             --------    --------    --------    --------    --------    ------------
     Large Cap Composite Portfolio Class 1       0.59%       0.46%       0.44%       0.42%       0.17%           0.14%
     Large Cap Composite Portfolio Class 2       0.62#       0.43        0.49        0.41        0.17            0.13
     Large Cap Composite Portfolio Class 3         --          --        0.68#       0.43        0.16            0.13

----------
(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                                                         09/30/05#(2)
                                                                                                         ------------
     Large Cap Composite Portfolio Class 1                                                                       0.00%
     Large Cap Composite Portfolio Class 2                                                                       0.00
     Large Cap Composite Portfolio Class 3                                                                       0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                          Large Cap Value Portfolio Class 1
03/31/01      $        10.41   $         0.12    $         1.05    $         1.17    $        (0.12)   $        (0.77)
03/31/02               10.69             0.10              0.15              0.25             (0.06)            (0.28)
03/31/03               10.60             0.11             (2.84)            (2.73)            (0.03)            (0.04)
03/31/04                7.80             0.12              2.92              3.04             (0.09)               --
03/31/05               10.75             0.14              0.86              1.00             (0.09)               --
09/30/05(3)            11.66             0.07              0.48              0.55                --                --

                                          Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+              10.86             0.04              0.67              0.71             (0.11)            (0.77)
03/31/02               10.69             0.08              0.15              0.23             (0.04)            (0.28)
03/31/03               10.60             0.09             (2.85)            (2.76)            (0.02)            (0.04)
03/31/04                7.78             0.10              2.92              3.02             (0.07)               --
03/31/05               10.73             0.12              0.86              0.98             (0.07)               --
09/30/05(3)            11.64             0.06              0.48              0.54                --                --

                                          Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+               8.27             0.03             (0.46)            (0.43)            (0.02)            (0.04)
03/31/04                7.78             0.08              2.93              3.01             (0.07)               --
03/31/05               10.72             0.11              0.86              0.97             (0.06)               --
09/30/05(3)            11.63             0.05              0.48              0.53                --                --

                                           Mid Cap Growth Portfolio Class 1
03/31/01               17.95            (0.10)            (5.35)            (5.45)               --             (3.16)
03/31/02                9.34            (0.07)             0.80              0.73                --                --
03/31/03               10.07            (0.06)            (2.33)            (2.39)               --                --
03/31/04                7.68            (0.07)             4.03              3.96                --                --
03/31/05               11.64            (0.07)             0.64              0.57                --                --
09/30/05(3)            12.21            (0.03)             1.30              1.27                --                --

                                           Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+              15.69            (0.04)            (3.16)            (3.20)               --             (3.16)
03/31/02                9.33            (0.08)             0.80              0.72                --                --
03/31/03               10.05            (0.07)            (2.33)            (2.40)               --                --
03/31/04                7.65            (0.09)             4.02              3.93                --                --
03/31/05               11.58            (0.09)             0.63              0.54                --                --
09/30/05(3)            12.12            (0.04)             1.30              1.26                --                --

                                           Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+               7.76            (0.03)            (0.08)            (0.11)               --                --
03/31/04                7.65            (0.10)             4.01              3.91                --                --
03/31/05               11.56            (0.09)             0.62              0.53                --                --
09/30/05(3)            12.09            (0.05)             1.29              1.24                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS
------------------------------------------------------------------------------------------------------------------------
                                            Large Cap Value Portfolio Class 1
03/31/01      $           --    $        (0.89)   $        10.69              11.14%    $       17,942              1.10%(1)
03/31/02                  --             (0.34)            10.60               2.43             17,457              1.10(2)
03/31/03                  --             (0.07)             7.80             (25.86)            10,653              1.10(2)
03/31/04                  --             (0.09)            10.75              39.01             13,865              1.10(2)
03/31/05                  --             (0.09)            11.66               9.30             14,815              0.96(2)
09/30/05(3)               --                --             12.21               4.72             14,213              0.94#

                                            Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.88)            10.69               6.51              8,396              1.25#(1)
03/31/02                  --             (0.32)            10.60               2.28             51,550              1.25(2)
03/31/03                  --             (0.06)             7.78             (26.09)            51,942              1.25(2)
03/31/04                  --             (0.07)            10.73              38.93             92,112              1.25(2)
03/31/05                  --             (0.07)            11.64               9.18            109,563              1.11(2)
09/30/05(3)               --                --             12.18               4.64            109,701              1.09#

                                            Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.06)             7.78              (5.27)               140              1.28#(2)
03/31/04                  --             (0.07)            10.72              38.76              5,528              1.35(2)
03/31/05                  --             (0.06)            11.63               9.08             32,460              1.20(2)
09/30/05(3)               --                --             12.16               4.56             61,950              1.19#

                                            Mid Cap Growth Portfolio Class 1
03/31/01                  --             (3.16)             9.34             (34.29)            18,897              1.15@(2)
03/31/02                  --                --             10.07               7.82             18,380              1.15(2)
03/31/03                  --                --              7.68             (23.73)            10,649              1.15(2)
03/31/04                  --                --             11.64              51.56             15,233              1.15(2)
03/31/05                  --                --             12.21               4.90             15,484              1.13(2)
09/30/05(3)               --                --             13.48              10.40             13,704              1.04#

                                            Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                 --             (3.16)             9.33             (24.91)             7,499              1.30#@(2)
03/31/02                  --                --             10.05               7.72             33,843              1.30(2)
03/31/03                  --                --              7.65             (23.88)            32,110              1.30(2)
03/31/04                  --                --             11.58              51.37             69,968              1.30(2)
03/31/05                  --                --             12.12               4.66             77,433              1.28(2)
09/30/05(3)               --                --             13.38              10.40             81,312              1.19#

                                            Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                 --                --              7.65              (1.42)               139              1.40#(2)
03/31/04                  --                --             11.56              51.11              5,917              1.40(2)
03/31/05                  --                --             12.09               4.58             24,891              1.37(2)
09/30/05(3)               --                --             13.33              10.26             30,223              1.29#

                RATIO OF
                  NET
               INVESTMENT
                INCOME TO
  PERIOD         AVERAGE          PORTFOLIO
  ENDED         NET ASSETS        TURNOVER
----------------------------------------------
       Large Cap Value Portfolio Class 1
03/31/01               1.08%(1)             49%
03/31/02               0.90(2)              30
03/31/03               1.19(2)              32
03/31/04               1.20(2)              29
03/31/05               1.26(2)              32
09/30/05(3)            1.23#                15

       Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+              0.84#(1)             49
03/31/02               0.72(2)              30
03/31/03               1.07(2)              32
03/31/04               1.04(2)              29
03/31/05               1.11(2)              32
09/30/05(3)            1.08#                15

       Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+              1.14#(2)             32
03/31/04               0.87(2)              29
03/31/05               1.03(2)              32
09/30/05(3)            0.95#                15

       Mid Cap Growth Portfolio Class 1
03/31/01              (0.72)@(2)            68
03/31/02              (0.72)(2)             70
03/31/03              (0.71)(2)            117
03/31/04              (0.74)(2)             97
03/31/05              (0.63)(2)             81
09/30/05(3)           (0.53)#               43

       Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+             (0.68)#@(2)           68
03/31/02              (0.86)(2)             70
03/31/03              (0.86)(2)            117
03/31/04              (0.89)(2)             97
03/31/05              (0.78)(2)             81
09/30/05(3)           (0.68)#               43

       Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+             (0.98)#(2)           117
03/31/04              (1.07)(2)             97
03/31/05              (0.85)(2)             81
09/30/05(3)           (0.78)#               43

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1) The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                             03/31/01    03/31/02    03/31/03     03/31/04     03/31/05
                                             --------    --------    --------     --------     --------
     Large Cap Value Portfolio Class 1           0.54%       0.10%      (0.02)%      (0.03)%      (0.00)%
     Large Cap Value Portfolio Class 2           0.39#       0.06       (0.02)       (0.03)       (0.00)
     Large Cap Value Portfolio Class 3             --          --        0.09#        0.01        (0.00)
     Mid Cap Growth Portfolio Class 1            0.33        0.15        0.12         0.03        (0.08)
     Mid Cap Growth Portfolio Class 2            0.32#       0.12        0.13         0.03        (0.08)
     Mid Cap Growth Portfolio Class 3              --          --        0.19#        0.06        (0.08)

(3)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                           Mid Cap Value Portfolio Class 1
03/31/01      $        10.52   $         0.13    $         2.49    $         2.62    $        (0.11)   $        (0.88)
03/31/02               12.15             0.10              1.93              2.03             (0.09)            (0.68)
03/31/03               13.41             0.11             (2.73)            (2.62)            (0.02)            (0.16)
03/31/04               10.61             0.10              4.80              4.90             (0.10)            (0.01)
03/31/05               15.40             0.12              2.59              2.71             (0.07)            (0.30)
09/30/05(2)            17.74             0.08              1.44              1.52                --                --

                                           Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+              11.76             0.06              1.32              1.38             (0.11)            (0.88)
03/31/02               12.15             0.09              1.92              2.01             (0.08)            (0.68)
03/31/03               13.40             0.10             (2.73)            (2.63)            (0.02)            (0.16)
03/31/04               10.59             0.08              4.79              4.87             (0.08)            (0.01)
03/31/05               15.37             0.10              2.58              2.68             (0.05)            (0.30)
09/30/05(2)            17.70             0.07              1.43              1.50                --                --

                                           Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+              11.07             0.04             (0.34)            (0.30)            (0.02)            (0.16)
03/31/04               10.59             0.05              4.80              4.85             (0.08)            (0.01)
03/31/05               15.35             0.09              2.56              2.65             (0.03)            (0.30)
09/30/05(2)            17.67             0.06              1.44              1.50                --                --

                                             Small Cap Portfolio Class 1
03/31/01               14.08            (0.02)            (3.91)            (3.93)               --             (2.12)
03/31/02                8.03            (0.02)             0.35              0.33                --                --
03/31/03                8.36            (0.03)            (2.32)            (2.35)               --                --
03/31/04                6.01            (0.04)             2.96              2.92                --                --
03/31/05                8.93            (0.04)             0.14              0.10                --                --
09/30/05(2)             9.03            (0.00)             0.71              0.71                --                --

                                             Small Cap Portfolio Class 2
10/16/00-
03/31/01+              12.39            (0.00)            (2.25)            (2.25)               --             (2.12)
03/31/02                8.02            (0.04)             0.36              0.32                --                --
03/31/03                8.34            (0.03)            (2.32)            (2.35)               --                --
03/31/04                5.99            (0.05)             2.95              2.90                --                --
03/31/05                8.89            (0.05)             0.13              0.08                --                --
09/30/05(2)             8.97            (0.00)             0.70              0.70                --                --

                                             Small Cap Portfolio Class 3
11/11/02-
03/31/03+               6.19            (0.01)            (0.19)            (0.20)               --                --
03/31/04                5.99            (0.05)             2.93              2.88                --                --
03/31/05                8.87            (0.05)             0.12              0.07                --                --
09/30/05(2)             8.94            (0.01)             0.71              0.70                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS
------------------------------------------------------------------------------------------------------------------------
                                             Mid Cap Value Portfolio Class 1
03/31/01      $           --    $        (0.99)   $        12.15              25.38%    $       21,103              1.15%(1)
03/31/02                  --             (0.77)            13.41              17.38             16,222              1.15(1)
03/31/03                  --             (0.18)            10.61             (19.61)            10,584              1.15(1)
03/31/04                  --             (0.11)            15.40              46.29             14,034              1.15(1)
03/31/05                  --             (0.37)            17.74              17.69             15,887              1.03(1)
09/30/05(2)               --                --             19.26               8.57             17,436              1.02#

                                             Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.99)            12.15              12.13              7,358              1.30#(1)
03/31/02                  --             (0.76)            13.40              17.13             46,746              1.30(1)
03/31/03                  --             (0.18)            10.59             (19.73)            46,557              1.30(1)
03/31/04                  --             (0.09)            15.37              46.09             85,682              1.30(1)
03/31/05                  --             (0.35)            17.70              17.52            118,416              1.18(1)
09/30/05(2)               --                --             19.20               8.47            123,994              1.17#

                                             Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.18)            10.59              (2.84)               138              1.40#(1)
03/31/04                  --             (0.09)            15.35              45.86              5,435              1.40(1)
03/31/05                  --             (0.33)            17.67              17.37             30,602              1.26(1)
09/30/05(2)               --                --             19.17               8.49             43,635              1.27#

                                               Small Cap Portfolio Class 1
03/31/01                  --             (2.12)             8.03             (30.20)            14,611              1.15(1)
03/31/02                  --                --              8.36               4.11             13,864              1.15(1)
03/31/03                  --                --              6.01             (28.11)             8,061              1.15(1)
03/31/04                  --                --              8.93              48.59             11,129              1.15(1)
03/31/05                  --                --              9.03               1.12              9,664              1.15(1)
09/30/05(2)               --                --              9.74               7.86             11,166              1.15#(1)

                                               Small Cap Portfolio Class 2
10/16/00-
03/31/01+                 --             (2.12)             8.02             (20.76)             4,578              1.30#(1)
03/31/02                  --                --              8.34               3.99             29,363              1.30(1)
03/31/03                  --                --              5.99             (28.18)            28,013              1.30(1)
03/31/04                  --                --              8.89              48.41             62,201              1.30(1)
03/31/05                  --                --              8.97               0.90             66,999              1.30(1)
09/30/05(2)               --                --              9.67               7.80             73,936              1.30#(1)

                                               Small Cap Portfolio Class 3
11/11/02-
03/31/03+                 --                --              5.99              (3.23)               120              1.40#(1)
03/31/04                  --                --              8.87              48.08              5,609              1.40(1)
03/31/05                  --                --              8.94               0.79             25,076              1.40(1)
09/30/05(2)               --                --              9.64               7.83             38,083              1.40#(1)

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS         TURNOVER
-----------------------------------------------
        Mid Cap Value Portfolio Class 1
03/31/01                1.10%(1)             62%
03/31/02                0.82(1)              59
03/31/03                0.95(1)              61
03/31/04                0.69(1)              50
03/31/05                0.77(1)              42
09/30/05(2)             0.87#                28

        Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+               0.99#(1)             62
03/31/02                0.69(1)              59
03/31/03                0.83(1)              61
03/31/04                0.53(1)              50
03/31/05                0.63(1)              42
09/30/05(2)             0.71#                28

        Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+               0.97#(1)             61
03/31/04                0.37(1)              50
03/31/05                0.58(1)              42
09/30/05(2)             0.63#                28

          Small Cap Portfolio Class 1
03/31/01               (0.16)(1)            138
03/31/02               (0.25)(1)            101
03/31/03               (0.37)(1)             91
03/31/04               (0.52)(1)            134
03/31/05               (0.48)(1)            134
09/30/05(2)             0.06#(1)             33

          Small Cap Portfolio Class 2
10/16/00-
03/31/01+              (0.08)#(1)           138
03/31/02               (0.45)(1)            101
03/31/03               (0.52)(1)             91
03/31/04               (0.67)(1)            134
03/31/05               (0.62)(1)            134
09/30/05(2)            (0.10)#(1)            33

          Small Cap Portfolio Class 3
11/11/02-
03/31/03+              (0.58)#(1)            91
03/31/04               (0.72)(1)            134
03/31/05               (0.66)(1)            134
09/30/05(2)            (0.18)#(1)            33

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                             03/31/01    03/31/02    03/31/03     03/31/04     03/31/05     09/30/05#(2)
                                             --------    --------    --------     --------     --------     ------------
     Mid Cap Value Portfolio Class 1             0.49%       0.16%      (0.01)%      (0.00)%      (0.02)%             --%
     Mid Cap Value Portfolio Class 2             0.34#       0.12       (0.01)       (0.01)       (0.02)              --
     Mid Cap Value Portfolio Class 3               --          --       (0.01)#       0.03        (0.01)              --
     Small Cap Portfolio Class 1                 0.52        0.30        0.17         0.06        (0.08)            0.04
     Small Cap Portfolio Class 2                 0.54#       0.26        0.18         0.06        (0.08)            0.04
     Small Cap Portfolio Class 3                   --          --        0.25#        0.08        (0.08)            0.05

(2)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                        International Equity Portfolio Class 1
03/31/01      $        13.20   $         0.02    $        (4.44)   $        (4.42)   $           --    $        (0.47)
03/31/02                8.31             0.03             (0.93)            (0.90)               --             (0.05)
03/31/03                7.36             0.03             (2.24)            (2.21)            (0.03)               --
03/31/04                5.12             0.04              2.66              2.70             (0.07)               --
03/31/05                7.75             0.04              0.83              0.87             (0.10)               --
09/30/05(2)             8.52             0.07              0.67              0.74                --                --

                                        International Equity Portfolio Class 2
10/16/00-
03/31/01+              10.77             0.02             (2.02)            (2.00)               --             (0.47)
03/31/02                8.30             0.01             (0.91)            (0.90)               --             (0.05)
03/31/03                7.35             0.02             (2.24)            (2.22)            (0.01)               --
03/31/04                5.12             0.03              2.65              2.68             (0.06)               --
03/31/05                7.74             0.03              0.83              0.86             (0.09)               --
09/30/05(2)             8.51             0.07              0.67              0.74                --                --

                                        International Equity Portfolio Class 3
11/11/02-
03/31/03+               5.69               --             (0.56)            (0.56)            (0.01)               --
03/31/04                5.12             0.04              2.63              2.67             (0.06)               --
03/31/05                7.73             0.02              0.83              0.85             (0.08)               --
09/30/05(2)             8.50             0.05              0.68              0.73                --                --

                                      Diversified Fixed Income Portfolio Class 1
03/31/01                9.63             0.57              0.24              0.81             (0.57)               --
03/31/02                9.87             0.44             (0.26)             0.18             (0.29)               --
03/31/03                9.76             0.36              0.63              0.99             (0.05)               --
03/31/04               10.70             0.35              0.19              0.54             (0.27)               --
03/31/05               10.97             0.39             (0.36)             0.03             (0.33)            (0.01)
09/30/05(2)            10.66             0.19              0.01              0.20                --                --

                                      Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+               9.99             0.24              0.21              0.45             (0.57)               --
03/31/02                9.87             0.40             (0.24)             0.16             (0.28)               --
03/31/03                9.75             0.32              0.65              0.97             (0.04)               --
03/31/04               10.68             0.33              0.19              0.52             (0.25)               --
03/31/05               10.95             0.37             (0.35)             0.02             (0.32)            (0.01)
09/30/05(2)            10.64             0.19              0.01              0.20                --                --

                                      Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+              10.49             0.09              0.13              0.22             (0.04)               --
03/31/04               10.67             0.29              0.22              0.51             (0.25)               --
03/31/05               10.93             0.34             (0.34)               --             (0.30)            (0.01)
09/30/05(2)            10.62             0.17              0.02              0.19                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS(1)
------------------------------------------------------------------------------------------------------------------------
                                         International Equity Portfolio Class 1
03/31/01      $           --    $        (0.47)   $         8.31             (34.10)%   $       12,802              1.30%
03/31/02                  --             (0.05)             7.36             (10.84)             9,076              1.30
03/31/03                  --             (0.03)             5.12             (30.12)             5,273              1.30
03/31/04                  --             (0.07)             7.75              52.92              7,794              1.30
03/31/05                  --             (0.10)             8.52              11.28              8,650              1.30
09/30/05(2)               --                --              9.26               8.69              9,348              1.30#

                                         International Equity Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.47)             8.30             (19.33)             5,223              1.45#
03/31/02                  --             (0.05)             7.35             (10.86)            18,895              1.45
03/31/03                  --             (0.01)             5.12             (30.17)            22,167              1.45
03/31/04                  --             (0.06)             7.74              52.53             58,220              1.45
03/31/05                  --             (0.09)             8.51              11.16             85,852              1.45
09/30/05(2)               --                --              9.25               8.70             94,230              1.45#

                                         International Equity Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.01)             5.12              (9.79)               144              1.55#
03/31/04                  --             (0.06)             7.73              52.29              4,277              1.55
03/31/05                  --             (0.08)             8.50              11.07             27,288              1.55
09/30/05(2)               --                --              9.23               8.59             53,719              1.55#

                                       Diversified Fixed Income Portfolio Class 1
03/31/01                  --             (0.57)             9.87               8.66             16,428              1.00@
03/31/02                  --             (0.29)             9.76               1.82             14,972              1.00
03/31/03                  --             (0.05)            10.70              10.14             17,731              1.00
03/31/04                  --             (0.27)            10.97               5.11             13,922              0.90
03/31/05                  --             (0.34)            10.66               0.22             11,137              0.84
09/30/05(2)               --                --             10.86               1.88             10,734              0.82#

                                       Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.57)             9.87               4.71              6,655              1.15#@
03/31/02                  --             (0.28)             9.75               1.57             48,365              1.15
03/31/03                  --             (0.04)            10.68              10.00            135,818              1.15
03/31/04                  --             (0.25)            10.95               4.97            138,125              1.05
03/31/05                  --             (0.33)            10.64               0.07            122,693              0.99
09/30/05(2)               --                --             10.84               1.88            117,387              0.97#

                                       Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.04)            10.67               2.15                978              1.25#
03/31/04                  --             (0.25)            10.93               4.84              9,120              1.15
03/31/05                  --             (0.31)            10.62              (0.03)            32,192              1.09
09/30/05(2)               --                --             10.81               1.79             54,798              1.07#

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)      TURNOVER
-----------------------------------------------
     International Equity Portfolio Class 1
03/31/01                0.18%                26%
03/31/02                0.45                 72
03/31/03                0.53                 53
03/31/04                0.64                 50
03/31/05                0.57                 84
09/30/05(2)             1.70#                34

     International Equity Portfolio Class 2
10/16/00-
03/31/01+               0.36#                26
03/31/02                0.12                 72
03/31/03                0.31                 53
03/31/04                0.45                 50
03/31/05                0.41                 84
09/30/05(2)             1.55#                34

     International Equity Portfolio Class 3
11/11/02-
03/31/03+               0.15#                53
03/31/04                0.66                 50
03/31/05                0.28                 84
09/30/05(2)             1.25#                34

   Diversified Fixed Income Portfolio Class 1
03/31/01                5.81@                27
03/31/02                4.50                 44
03/31/03                3.47                 60
03/31/04                3.15                106
03/31/05                3.57                 82
09/30/05(2)             3.54#                39

   Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+               5.84#@               27
03/31/02                4.10                 44
03/31/03                3.25                 60
03/31/04                3.01                106
03/31/05                3.42                 82
09/30/05(2)             3.39#                39

   Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+               2.68#                60
03/31/04                2.99                106
03/31/05                3.31                 82
09/30/05(2)             3.29#                39

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
  @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                   03/31/01    03/31/02    03/31/03    03/31/04     03/31/05     09/30/05#(2)
                                                   --------    --------    --------    --------     --------     ------------
     International Equity Portfolio Class 1            1.01%       0.82%       0.46%       0.31%       (0.00)%          (0.03)%
     International Equity Portfolio Class 2            1.01#       0.75        0.46        0.30        (0.00)           (0.02)
     International Equity Portfolio Class 3              --          --        0.49#       0.30        (0.00)           (0.04)
     Diversified Fixed Income Portfolio Class 1        0.61        0.17        0.01       (0.03)          --               --
     Diversified Fixed Income Portfolio Class 2        0.51#       0.10          --       (0.02)          --               --
     Diversified Fixed Income Portfolio Class 3          --          --        0.14#      (0.01)          --               --

(2)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                       Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@     $        10.00   $         0.04    $        (0.38)   $        (0.34)   $           --    $           --
09/30/05(2)             9.66             0.24              0.30              0.54                --                --

                                          Cash Management Portfolio Class 1
03/31/01               10.24             0.56              0.02              0.58             (0.11)               --
03/31/02               10.71             0.24              0.01              0.25             (0.07)               --
03/31/03               10.89             0.10                --              0.10             (0.15)               --
03/31/04               10.84             0.04                --              0.04             (0.09)               --
03/31/05               10.79             0.11              0.00              0.11             (0.04)               --
09/30/05(2)            10.86             0.15             (0.01)             0.14                --                --

                                          Cash Management Portfolio Class 2
10/16/00-
03/31/01+              10.56             0.18              0.07              0.25             (0.11)               --
03/31/02               10.70             0.21              0.03              0.24             (0.05)               --
03/31/03               10.89             0.07                --              0.07             (0.14)               --
03/31/04               10.82             0.02                --              0.02             (0.07)               --
03/31/05               10.77             0.09              0.00              0.09             (0.02)               --
09/30/05(2)            10.84             0.14             (0.01)             0.13                --                --

                                          Cash Management Portfolio Class 3
11/11/02-
03/31/03+              10.95             0.01                --              0.01             (0.14)               --
03/31/04               10.82             0.01                --              0.01             (0.07)               --
03/31/05               10.76             0.09             (0.01)             0.08             (0.01)               --
09/30/05(2)            10.83             0.13             (0.00)             0.13                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS(1)
------------------------------------------------------------------------------------------------------------------------
                                        Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@     $           --    $           --    $         9.66              (3.40)%   $       17,193              1.55%#
09/30/05(2)               --                --             10.20               5.59             33,112              1.55#

                                            Cash Management Portfolio Class 1
03/31/01                  --             (0.11)            10.71               5.73              4,897              0.85%
03/31/02                  --             (0.07)            10.89               2.32              8,283              0.85
03/31/03                  --             (0.15)            10.84               0.89              6,297              0.85
03/31/04                  --             (0.09)            10.79               0.37              7,384              0.80
03/31/05                  --             (0.04)            10.86               0.99              4,637              0.71
09/30/05(2)               --                --             11.00               1.29              4,393              0.66#

                                            Cash Management Portfolio Class 2
10/16/00-
03/31/01+                 --             (0.11)            10.70               2.40             10,424              1.00#
03/31/02                  --             (0.05)            10.89               2.27             34,724              1.00
03/31/03                  --             (0.14)            10.82               0.66             56,597              1.00
03/31/04                  --             (0.07)            10.77               0.22             54,276              0.95
03/31/05                  --             (0.02)            10.84               0.84             47,494              0.86
09/30/05(2)               --                --             10.97               1.20             43,591              0.81#

                                            Cash Management Portfolio Class 3
11/11/02-
03/31/03+                 --             (0.14)            10.82               0.11                348              1.10#
03/31/04                  --             (0.07)            10.76               0.09              6,224              1.05
03/31/05                  --             (0.01)            10.83               0.74             12,284              0.97
09/30/05(2)               --                --             10.96               1.20             19,708              0.90#

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)      TURNOVER
-----------------------------------------------
    Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@               3.59%#                5%
09/30/05(2)             4.36#                27

       Cash Management Portfolio Class 1
03/31/01                5.45%                --
03/31/02                2.24                 --
03/31/03                0.86                 --
03/31/04                0.33                 --
03/31/05                0.95                 --
09/30/05(2)             2.59#                --

       Cash Management Portfolio Class 2
10/16/00-
03/31/01+               4.52#                --
03/31/02                1.91                 --
03/31/03                0.67                 --
03/31/04                0.18                 --
03/31/05                0.82                 --
09/30/05(2)             2.44#                --

       Cash Management Portfolio Class 3
11/11/02-
03/31/03+               0.25#                --
03/31/04                0.06                 --
03/31/05                0.82                 --
09/30/05(2)             2.39#                --

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  @  Commencement of Operations
  +  Inception date of class
(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                                   03/31/01   03/31/02   03/31/03    03/31/04    03/31/05    09/30/05#(2)
                                                   --------   --------   --------    --------    --------    ------------
     Strategic Fixed Income Portfolio Class 3            --%        --%        --%         --%       1.41%          (0.10)%
     Cash Management Portfolio Class 1                 1.98         --      (0.01)      (0.03)       0.00            0.05
     Cash Management Portfolio Class 2                 0.80#        --      (0.02)      (0.03)       0.00            0.05
     Cash Management Portfolio Class 3                   --         --       0.03#      (0.01)       0.00            0.05

(2)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                            Focus Growth Portfolio Class 1
07/05/00-
03/31/01+     $        10.00   $           --    $        (2.81)   $        (2.81)   $           --    $           --
03/31/02                7.19            (0.04)            (0.09)            (0.13)               --                --
03/31/03                7.06            (0.03)            (1.54)            (1.57)               --                --
03/31/04                5.49            (0.05)             2.48              2.43                --                --
03/31/05                7.92             0.00             (0.32)            (0.32)               --                --
09/30/05(2)             7.60            (0.03)             0.70              0.67                --                --

                                            Focus Growth Portfolio Class 2
10/16/00-
03/31/01+               8.93               --             (1.74)            (1.74)               --                --
03/31/02                7.19            (0.06)            (0.08)            (0.14)               --                --
03/31/03                7.05            (0.03)            (1.55)            (1.58)               --                --
03/31/04                5.47            (0.06)             2.47              2.41                --                --
03/31/05                7.88            (0.01)            (0.32)            (0.33)               --                --
09/30/05(2)             7.55            (0.04)             0.69              0.65                --                --

                                            Focus Growth Portfolio Class 3
11/11/02-
03/31/03+               5.70            (0.01)            (0.22)            (0.23)               --                --
03/31/04                5.47            (0.05)             2.45              2.40                --                --
03/31/05                7.87            (0.00)            (0.34)            (0.34)               --                --
09/30/05(2)             7.53            (0.04)             0.69              0.65                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS(1)
------------------------------------------------------------------------------------------------------------------------
                                             Focus Growth Portfolio Class 1
07/05/00-
03/31/01+     $           --    $           --    $         7.19             (28.10)%   $       18,787              1.30%#++
03/31/02                  --                --              7.06              (1.81)             8,039              1.30
03/31/03                  --                --              5.49             (22.24)             5,535              1.30
03/31/04                  --                --              7.92              44.26              8,170              1.30
03/31/05                  --                --              7.60              (4.04)             6,504              1.30
09/30/05(2)               --                --              8.27               8.82              6,619              1.21#(3)

                                             Focus Growth Portfolio Class 2
10/16/00-
03/31/01+                 --                --              7.19             (19.48)            10,972              1.45#++
03/31/02                  --                --              7.05              (1.95)            33,720              1.45
03/31/03                  --                --              5.47             (22.41)            33,763              1.45
03/31/04                  --                --              7.88              44.06             68,443              1.45
03/31/05                  --                --              7.55              (4.19)            67,731              1.45
09/30/05(2)               --                --              8.20               8.61             66,801              1.36#(3)

                                             Focus Growth Portfolio Class 3
11/11/02-
03/31/03+                 --                --              5.47              (4.04)                99              1.55#
03/31/04                  --                --              7.87              43.88              6,775              1.55
03/31/05                  --                --              7.53              (4.32)            21,909              1.55
09/30/05(2)               --                --              8.18               8.63             28,425              1.46#(3)

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)      TURNOVER
-----------------------------------------------
         Focus Growth Portfolio Class 1
07/05/00-
03/31/01+              (0.01)%#++           195%
03/31/02               (0.61)               189
03/31/03               (0.44)               143
03/31/04               (0.66)                90
03/31/05                0.03                200
09/30/05(2)            (0.73)#(3)            49

         Focus Growth Portfolio Class 2
10/16/00-
03/31/01+               0.06#++             195
03/31/02               (0.78)               189
03/31/03               (0.59)               143
03/31/04               (0.81)                90
03/31/05               (0.10)               200
09/30/05(2)            (0.89)#(3)            49

         Focus Growth Portfolio Class 3
11/11/02-
03/31/03+              (0.66)#              143
03/31/04               (0.75)                90
03/31/05               (0.07)               200
09/30/05(2)            (0.98)#(3)            49

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class
 ++ The ratios reflect an expense cap of 1.30% and 1.45% for the Focus Growth Class 1 and Focus Growth Class 2, respectively, which are net of custody credits of (0.02%) and (0.02%), respectively, or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                   03/31/01    03/31/02    03/31/03    03/31/04    03/31/05     09/30/05#(2)
                                                   --------    --------    --------    --------    --------     ------------
     Focus Growth Portfolio Class 1                    0.58%       0.22%       0.18%       0.05%      (0.09)%          (0.06)%
     Focus Growth Portfolio Class 2                    0.45        0.21        0.19        0.05       (0.09)           (0.06)
     Focus Growth Portfolio Class 3                      --          --        0.26#       0.08       (0.09)           (0.05)

(2)  Unaudited
(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                                                                09/30/05#(2)
                                                                                                                ------------
     Focus Growth Portfolio Class 1                                                                                     0.00%
     Focus Growth Portfolio Class 2                                                                                     0.00
     Focus Growth Portfolio Class 3                                                                                     0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                           Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+     $        10.00   $        (0.01)   $        (4.27)   $        (4.28)   $           --    $           --
03/31/02                5.72            (0.09)            (1.22)            (1.31)               --                --
03/31/03                4.41            (0.04)            (1.53)            (1.57)               --                --
03/31/04                2.84            (0.07)             2.30              2.23                --                --
03/31/05                5.07            (0.06)             0.01             (0.05)               --                --
09/30/05(2)             5.02            (0.04)             0.85              0.81                --                --

                                           Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+               2.85            (0.02)             0.01             (0.01)               --                --
03/31/04                2.84            (0.07)             2.30              2.23                --                --
03/31/05                5.07            (0.06)             0.00             (0.06)               --                --
09/30/05(2)             5.01            (0.04)             0.85              0.81                --                --

                                      Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+              10.00             0.01             (1.58)            (1.57)               --                --
03/31/02                8.43            (0.03)            (0.08)            (0.11)               --                --
03/31/03                8.32            (0.03)            (1.51)            (1.54)               --                --
03/31/04                6.78            (0.03)             2.53              2.50                --                --
03/31/05                9.28             0.02              0.03              0.05                --                --
09/30/05(2)             9.33             0.05              0.53              0.58                --                --

                                      Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+               6.96            (0.01)            (0.17)            (0.18)               --                --
03/31/04                6.78            (0.03)             2.52              2.49                --                --
03/31/05                9.27             0.01              0.02              0.03                --                --
09/30/05(2)             9.30             0.05              0.53              0.58                --                --

                                            Focus Value Portfolio Class 2
10/01/01-
03/31/02+              10.00            (0.01)             1.80              1.79                --             (0.11)
03/31/03               11.68             0.07             (2.63)            (2.56)            (0.07)            (0.25)
03/31/04                8.77             0.15              4.19              4.34                --                --
03/31/05               13.11             0.05              1.45              1.50             (0.09)            (0.69)
09/30/05(2)            13.83             0.04              1.01              1.05                --                --

                                            Focus Value Portfolio Class 3
11/11/02-
03/31/03+               9.12               --                --                --             (0.07)            (0.25)
03/31/04                8.77             0.09              4.23              4.32                --                --
03/31/05               13.09             0.03              1.46              1.49             (0.08)            (0.69)
09/30/05(2)            13.81             0.04              1.00              1.04                --                --

                 DIVIDENDS                             NET                                   NET
                 DECLARED                             ASSET                                 ASSETS           RATIO OF
                 FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD         RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
  ENDED           CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS(1)
------------------------------------------------------------------------------------------------------------------------
                                             Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+     $           --    $           --    $         5.72             (42.80)%   $        5,860              1.65%#++
03/31/02                  --                --              4.41             (22.90)            12,522              1.65@
03/31/03                  --                --              2.84             (35.60)            11,585              1.65
03/31/04                  --                --              5.07              78.52             31,718              1.65
03/31/05                  --                --              5.02              (0.99)            27,909              1.65
09/30/05(2)               --                --              5.83              16.14             30,459              1.65#

                                             Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+                 --                --              2.84              (0.35)               100              1.68#
03/31/04                  --                --              5.07              78.52              3,830              1.75
03/31/05                  --                --              5.01              (1.18)            11,321              1.75
09/30/05(2)               --                --              5.82              16.17             14,419              1.75#

                                        Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+                 --                --              8.43             (15.70)             6,435              1.45#++
03/31/02                  --                --              8.32              (1.25)            21,393              1.45@
03/31/03                  --                --              6.78             (18.51)            19,142              1.45
03/31/04                  --                --              9.28              36.87             49,277              1.45
03/31/05                  --                --              9.33               0.54             49,049              1.45
09/30/05(2)               --                --              9.91               6.22             48,866              1.45#

                                        Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+                 --                --              6.78              (2.59)               105              1.55#
03/31/04                  --                --              9.27              36.73              6,855              1.55
03/31/05                  --                --              9.30               0.32             22,063              1.55
09/30/05(2)               --                --              9.88               6.24             22,903              1.55#

                                              Focus Value Portfolio Class 2
10/01/01-
03/31/02+                 --             (0.11)            11.68              17.90             19,589              1.45#@
03/31/03               (0.03)            (0.35)             8.77             (22.00)            19,105              1.45
03/31/04                  --                --             13.11              49.49             49,022              1.45
03/31/05                  --             (0.78)            13.83              11.66             67,250              1.45
09/30/05(2)               --                --             14.88               7.59             71,192              1.45#

                                              Focus Value Portfolio Class 3
11/11/02-
03/31/03+              (0.03)            (0.35)             8.77              (0.12)               115              1.55#
03/31/04                  --                --             13.09              49.26              4,494              1.55
03/31/05                  --             (0.77)            13.81              11.58             21,657              1.55
09/30/05(2)               --                --             14.85               7.53             30,251              1.55#

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)      TURNOVER
-----------------------------------------------
        Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+              (0.51)%#++           160%
03/31/02               (1.22)@              357
03/31/03               (1.46)               253
03/31/04               (1.55)               183
03/31/05               (1.16)               155
09/30/05(2)            (1.35)#               73

        Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+              (1.52)#              253
03/31/04               (1.70)               183
03/31/05               (1.15)               155
09/30/05(2)            (1.45)#               73

   Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+               0.28#++              71
03/31/02               (0.37)@              187
03/31/03               (0.37)               180
03/31/04               (0.35)                84
03/31/05                0.18                 77
09/30/05(2)             1.00#                67

   Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+              (0.44)#              180
03/31/04               (0.35)                84
03/31/05                0.16                 77
09/30/05(2)             0.92#                67

         Focus Value Portfolio Class 2
10/01/01-
03/31/02+              (0.27)#@              81
03/31/03                0.71                190
03/31/04                1.34                165
03/31/05                0.36                130
09/30/05(2)             0.58#                68

         Focus Value Portfolio Class 3
11/11/02-
03/31/03+              (0.12)#              190
03/31/04                0.87                165
03/31/05                0.25                130
09/30/05(2)             0.51#                68

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  #  Annualized
  +  Inception date of class.
 ++ The ratios reflect an expense cap of 1.65%, and 1.45% for the Focus TechNet Class 2, and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                  03/31/01#    03/31/02    03/31/03    03/31/04    03/31/05     09/30/05#(2)
                                                  ---------    --------    --------    --------    --------     ------------
     Focus TechNet Portfolio Class 2                   2.16%       1.32%       1.71%       0.52%       0.17%            0.01%
     Focus TechNet Portfolio Class 3                     --          --        1.74#       0.52        0.19             0.00
     Focus Growth and Income Portfolio Class 2         2.90        1.02        0.68        0.25       (0.01)           (0.10)
     Focus Growth and Income Portfolio Class 3           --          --        0.79#       0.27       (0.01)           (0.10)
     Focus Value Portfolio Class 2                       --        1.09#       0.73        0.25       (0.02)           (0.12)
     Focus Value Portfolio Class 3                       --          --        0.76#       0.27       (0.02)           (0.13)

(2)  Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET                               DIVIDENDS
                                                   REALIZED &                           DECLARED         DIVIDENDS
                NET ASSET           NET            UNREALIZED                           FROM NET          FROM NET
                  VALUE          INVESTMENT           GAIN           TOTAL FROM          INVEST-          REALIZED
  PERIOD        BEGINNING          INCOME          (LOSS) ON         INVESTMENT           MENT            GAIN ON
  ENDED         OF PERIOD          (LOSS)*         INVESTMENTS       OPERATIONS          INCOME         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                         Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@     $        10.00   $        (0.00)   $        (0.15)   $        (0.15)   $           --    $           --
09/30/05(2)             9.85            (0.02)             0.66              0.64                --                --

                                     Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@              10.00            (0.00)            (0.17)            (0.17)               --                --
09/30/05(2)             9.83            (0.02)             0.62              0.60                --                --

                                        Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@              10.00            (0.00)            (0.15)            (0.15)               --                --
09/30/05(2)             9.85            (0.02)             0.53              0.51                --                --

                                        Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@              10.00            (0.00)            (0.14)            (0.14)               --                --
09/30/05(2)             9.86            (0.02)             0.45              0.43                --                --

               DIVIDENDS                             NET                                   NET
               DECLARED                             ASSET                                 ASSETS           RATIO OF
               FROM NET                             VALUE                                 END OF          EXPENSES TO
  PERIOD       RETURN OF           TOTAL            END OF             TOTAL              PERIOD          AVERAGE NET
   ENDED        CAPITAL        DISTRIBUTIONS        PERIOD            RETURN**            (000'S)           ASSETS(1)(3)
------------------------------------------------------------------------------------------------------------------------
                                           Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@     $           --    $           --    $         9.85              (1.50)%   $        5,308              0.35%#
09/30/05(2)               --                --             10.49               6.50             27,854              0.35#

                                      Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@                 --                --              9.83              (1.70)             3,314              0.35#
09/30/05(2)               --                --             10.43               6.10             38,173              0.35#

                                          Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@                 --                --              9.85              (1.50)             3,388              0.35#
09/30/05(2)               --                --             10.36               5.18             34,729              0.35#

                                          Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@                 --                --              9.86              (1.40)             3,958              0.35#
09/30/05(2)               --                --             10.29               4.36             26,081              0.35#

                 RATIO OF
                   NET
                INVESTMENT
                 INCOME TO
  PERIOD          AVERAGE          PORTFOLIO
  ENDED         NET ASSETS(1)(3)   TURNOVER
-----------------------------------------------
      Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@              (0.35)%#               1%
09/30/05(2)            (0.35)#               16

  Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@              (0.35)#                5
09/30/05(2)            (0.35)#               12

     Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@              (0.35)#                0
09/30/05(2)            (0.35)#               26

     Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@              (0.35)#                0
09/30/05(2)            (0.35)#               51

----------
  *  Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.
  @  Commencement of Operations
  #  Annualized
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                   03/31/05#    09/30/05#(2)
                                                   ---------    ------------
     Allocation Growth Portfolio Class 3                4.37%           0.10%
     Allocation Moderate Growth Portfolio Class 3       5.58            0.05
     Allocation Moderate Portfolio Class 3              5.32            0.05
     Allocation Balanced Portfolio Class 3              5.45            0.11

(2)  Unaudited
(3) Does not include underlying fund expenses that the Portfolios bear indirectly.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

APPROVAL OF ADVISORY CONTRACTS: The Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the Investment Management and Advisory Agreement between SAAMCo and the Trust (the "Advisory Agreement") and the subadvisory agreements between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements") at a meeting of the Board held on September 8, 2005: AIG Global Investment Corp. ("AIGGIC"), American Century Investment Management, Inc. ("American Century"), BAMCO, Inc. ("BAMCO"), Banc of America Capital Management, LLC ("BACAP"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"), Putnam Investment Management, Inc. ("Putnam"), RCM Global Investors LLC ("RCM"), Salomon Brothers Asset Management Inc. ("Salomon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Templeton Investment Counsel, LLC ("Templeton"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SAAMCo and the Subadvisers; (2) the size and structure of the advisory and subadvisory fees charged in connection with SAAMCo's and the Subadvisers' management of the Trust's Portfolios, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo and the Subadvisers;
(b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to the Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), sales load type, asset size and expense components. The other funds that comprise a Portfolio's Expense Group and Performance Group are generally identical. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group (if provided), respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group (or if no Performance Group is provided, all other funds in the asset category of the Portfolio) regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories with subadviser agreements. The funds that comprise a Portfolio's Expense Group/Universe, Performance Group/Universe and Subadvisor Expense Group/Universe are selected by the independent third-party provider of investment company data.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who is or would be responsible for providing investment management services to the respective Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

FEES AND EXPENSES

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted that the majority of the Trusts' Portfolios are managed by multiple subadvisers, which routinely causes a Portfolio's total expenses to be higher than a fund with a similar investment objective and strategy but managed by one adviser or subadviser. The Board considered the following information regarding advisory and subadvisory fees based on the data provided by Lipper:

- ASSET ALLOCATION: DIVERSIFIED GROWTH (SUBADVISED BY PUTNAM). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that it had approved the addition of breakpoints to the Portfolio's advisory fee rate and that SAAMCo agreed to waive 10 basis points of its advisory fee, which would bring the Portfolio's advisory fee rate in line with the median of both its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison. It was also noted that SAAMCo negotiated the waiver of 10 basis points of Putnam's subadvisory fee rate.

- CASH MANAGEMENT (SUBADVISED BY BACAP). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's actual

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

   subadvisory fees were above the median of its Subadvisor Expense Group. The Board noted that it had approved reductions to the Portfolio's advisory and subadvisory fee rates, the addition of breakpoints to the Portfolio's advisory fee rate and the aggregation of assets with the SAST Cash Management Portfolio for the purpose of calculating the Portfolio's advisory fee.

- DIVERSIFIED FIXED INCOME (ADVISED/SUBADVISED BY AIGGIC, SAAMCO AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison.

- FOCUS GROWTH (SUBADVISED BY CSAM, JANUS AND MARSICO). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $40 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

- FOCUS GROWTH AND INCOME (ADVISED/SUBADVISED BY MARSICO, SAAMCO AND THORNBURG). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with the adviser and each of the subadvisers managing less than $30 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

- FOCUS TECHNET (ADVISED/SUBADVISED BY BAMCO, RCM CAPITAL AND SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $15 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison.

- FOCUS VALUE (SUBADVISED BY AMERICAN CENTURY, J.P. MORGAN AND THIRD AVENUE). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $35 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison.

- INTERNATIONAL EQUITY (SUBADVISED BY AIGGIC, GSAM-INTERNATIONAL AND LORD ABBETT). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $45 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also approved reductions to the Portfolio's advisory and subadvisory fees and the addition of breakpoints to the Portfolio's advisory fee rate and to one of the subadviser's fee rate.

- LARGE CAP COMPOSITE (ADVISED/SUBADVISED BY AIGGIC, SAAMCo AND T. ROWE PRICE). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with the adviser and each of the subadvisers managing less than $20 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

- LARGE CAP GROWTH (SUBADVISED BY AIGGIC, GSAM AND JANUS). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $50 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and at the median of its Subadvisor Expense Universe.

- LARGE CAP VALUE (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and its Subadvisor Expense Universe.

- MID CAP GROWTH (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's asset size was relatively small, with each of the subadvisers managing less than $45 million, which may have contributed to the Portfolio's above average total expenses. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

- MID CAP VALUE (SUBADVISED BY AIGGIC, GSAM AND LORD ABBETT). The Board considered that the Portfolio's total expenses were slightly above the median of its Expense Group and its Expense Universe. The Board also considered that the Portfolio's actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison. It was noted that SAAMCo negotiated a reduction and the addition of breakpoints to the fee rate of one of the Portfolio's subadvisers.

- MULTI-MANAGED GROWTH (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

- MULTI-MANAGED INCOME (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and slightly below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison.

- MULTI-MANAGED INCOME/EQUITY (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's total expenses fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that there were too few other funds in its Subadvisor Expense Group and Subadvisor Expense Universe to provide meaningful comparisons.

- MULTI-MANAGED MODERATE GROWTH (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and that there were too few other funds in its Subadvisor Expense Universe to provide a meaningful comparison..

- SMALL CAP (ADVISED/SUBADVISED BY AIGGIC, SAAMCo AND SALOMON). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and its Expense Universe. The Board noted that the Portfolio's asset size was relatively small, with the adviser and each of the subadvisers managing less than $45 million, which may have

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

   contributed to the Portfolio's above average total expenses. The Board also noted that the Portfolio's actual advisory fees were slightly above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group and its Subadvisor Expense Universe.

- STOCK (SUBADVISED BY T. ROWE PRICE). The Board considered that the Portfolio's total expenses were slightly above the median of its Expense Group and its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group and Subadvisor Expense Universe.

INVESTMENT PERFORMANCE

The Board, including the Independent Trustees, received and reviewed information prepared by management and by Morningstar, Inc. and Lipper, Inc., third party providers of investment company information regarding the Portfolios' investment performance compared against its benchmark and other funds in its Performance Group/Universe. Generally, the performance information provided were the annualized returns for the period since inception, its one-, three- and five-year periods and the period since inception, for the period ended May 31, 2005. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' performance and each Subadviser's performance within a Portfolio and management recommends to the Board those Portfolios which it believes may require additional attention or potential corrective action. A summary of certain of the information that the Board considered is as follows:

- ASSET ALLOCATION: DIVERSIFIED GROWTH (SUBADVISED BY PUTNAM). The Board considered that the Portfolio's performance trailed the Lipper Global Flexible Fund Index and the median of its Performance Group and Performance Universe for the one-, three-, and five-year periods and the periods since inception. Furthermore, management noted that performance had improved in recent quarters since new portfolio construction methodologies and risk controls were implemented in early 2005. It was also noted that SAAMCo and Putnam agreed to waive 10 basis points of their advisory and subadvisory fees, respectively. The Board noted management's discussion of the Portfolio's performance and its recent improvement and concluded that the Portfolio's underperformance is being addressed.

- CASH MANAGEMENT (SUBADVISED BY BACAP). The Board considered that the Portfolio's performance slightly trailed the Lipper Money Market Fund Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. The Board took into account management's discussion of the Portfolio's performance and changes being made to the Portfolio's advisory fees and concluded that the Portfolio's underperformance is being addressed.

- DIVERSIFIED FIXED INCOME (ADVISED/SUBADVISED BY AIGGIC, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's performance trailed the Lipper Intermediate Investment Grade Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Board noted that each of the subadviser's and the adviser's performance trailed or were close to the median of their respective benchmarks for the one-, three- and five-year periods. The Board considered management's discussion of the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS GROWTH (SUBADVISED BY CSAM, JANUS AND MARSICO). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Group and Performance Universe for the three-year period and the period since inception, but trailed such index and its Performance Group and Performance Universe for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS GROWTH AND INCOME (ADVISED/SUBADVISED BY MARSICO, SAAMCo AND THORNBURG). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Universe for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio exceeded the median of its Performance Group for the three-year period and the period since inception, but trailed the median of its

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

   Performance Group for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS TECHNET (ADVISED/SUBADVISED BY BAMCO, RCM CAPITAL AND SAAMCo). The Board considered that the Portfolio's performance exceeded the Lipper Science & Technology Fund Index for the one- and three-year periods but trailed such index for the period since inception. The Board also noted that the Portfolio exceeded the median of its Performance Group and Performance Universe for the one- and three-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS VALUE (SUBADVISED BY AMERICAN CENTURY, J.P. MORGAN AND THIRD AVENUE). The Board considered that the Portfolio's performance exceeded the Lipper Multi-Cap Value Index and the median of its Performance Group and Performance Universe for the one-, and three-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered, and the undperformance of one subadviser is being addressed..

- INTERNATIONAL EQUITY (SUBADVISED BY AIGGIC, GSAM-INTERNATIONAL AND LORD ABBETT). The Board considered that the Portfolio's performance trailed the median of its Performance Universe for the one-, three-, and five-year periods and the period since inception. The Board also noted that the Portfolio trailed the median of its Performance Group for the three- and five-year periods and the period since inception and was at the median for the one-year period. In addition, management discussed each of the Subadviser's performance. The Board took into account management's discussion of the Portfolio's performance, the reduction of the Portfolio's advisory and subadvisory fees, and concluded that the Portfolio's underperformance was being addressed.

- LARGE CAP COMPOSITE (ADVISED/SUBADVISED BY AIGGIC, SAAMCo AND T. ROWE PRICE). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Core Index and the median of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board also noted that the Portfolio exceeded the median of its Performance Universe for the one- and three-year periods and the period since inception, but trailed the median for the five-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- LARGE CAP GROWTH (SUBADVISED BY AIGGIC, GSAM AND JANUS). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- LARGE CAP VALUE (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Value Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MID CAP GROWTH (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper Mid-Cap Growth Index and the median of its Performance Group and Performance Universe for the three- and five-year periods and the period since inception, but trailed such index and medians of its Performance Group and Performance Universe for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MID CAP VALUE (SUBADVISED BY AIGGIC, GSAM AND LORD ABBETT). The Board considered that the Portfolio's performance exceeded the Lipper Mid-Cap Value Index and was at or above the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MULTI-MANAGED GROWTH (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper Multi-Cap Growth Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

   Trustees took into account management's discussion of the Portfolio's performance and that the Portfolio's performance is comprised of various components and that the underperformance of one subadviser was being addressed. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MULTI-MANAGED INCOME (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper General Bond Fund Index for the one- and three-year periods and the period since inception but trailed such index for the five-year period. The Board also considered that the Portfolio's performance trailed the median of its Performance Group and Performance Universe for the one-, three- and five-year periods but exceeded the median for the period since inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and that the Portfolio's performance is comprised of various components and concluded that the Portfolio's underperformance attributed to one subadviser is being addressed.

- MULTI-MANAGED INCOME/EQUITY (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper Income Fund Index for the one- and three-year periods but trailed such index for the five-year period and the period since inception. The Board also considered that the Portfolio's performance exceeded the median of its Performance Group and Performance Universe for the period since inception, but trailed the medians for the one-, three- and five-year periods. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and that the Portfolio's performance is comprised of various components and concluded that the Portfolio's underperformance attributed to one subadviser is being addressed.

- MULTI-MANAGED MODERATE GROWTH (COMPONENTS ADVISED/SUBADVISED BY JANUS, SAAMCo AND WELLINGTON). The Board considered that the Portfolio's performance exceeded the Lipper Balanced Fund Index and the median of its Performance Group and Performance Universe for the one- and three-year periods and the period since inception, but trailed such index and medians for the five-year time period. Furthermore, the Board took into account management's discussion of the Portfolio's performance and that the Portfolio's performance is comprised of various components and concluded that the Portfolio's underperformance attributed to one subadviser is being addressed.

- SMALL CAP (ADVISED/SUBADVISED BY AIGGIC, SAAMCo AND SALOMON). The Board considered that the Portfolio's performance trailed the Lipper Small Cap Core Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- STOCK (SUBADVISED BY T. ROWE PRICE). The Board considered that the Portfolio's performance trailed the Lipper Growth & Income Index and the median of its Performance Universe for the one- and five-year periods, but exceeded such index and median for the three-year period and the period since its inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

COST OF SERVICES & BENEFITS DERIVED

With respect to indirect costs and benefits, the Board was informed, based on management's judgement, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust is de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

PROFITABILITY AND ECONOMIES OF SCALE

The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)

to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements. With respect to SAAMCo, the Board determined that its profitability was reasonable.

For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Board's approval of the Subadvisory Agreements. It was noted that breakpoints were added to the advisory fee rates of several of the Trust's Portfolios that previously did not contain breakpoints. The Board considered that management believed that each Portfolio's existing fee schedule and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

TERMS OF ADVISORY CONTRACTS

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

COMPLIANCE

The Board reviewed SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. Management recommended continued monitoring of certain Subadvisers. It was noted that SAAMCo had implemented new policies and procedures required by federal securities laws, reviewed and enhanced its compliance monitoring procedures, and had developed a program designed to test the continued efficacy of its compliance policies and procedures.

CONCLUSIONS

In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of (i) the usual and customary charges made for services of the same nature and quality and (ii) the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                        IN FUND
         NAME,                              OFFICE AND                                      COMPLEX
      ADDRESS AND          POSITION HELD    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*          WITH TRUST    TIME SERVED(4)       DURING PAST 5 YEARS       BY TRUSTEE(1)         BY TRUSTEE(3)
-------------------------  -------------  --------------  -----------------------------  -------------  --------------------------
DISINTERESTED TRUSTEE

Carl D. Covitz                Trustee     2001-Present    Owner and President, Landmark       59        Director, Kayne Anderson
DOB: March 31, 1939                                       Capital, Inc. (since 1973)                    Mutual Funds (since
                                                                                                        1995); Director, Arden
                                                                                                        Realty, Inc.(since 1995).

Monica C. Lozano              Trustee     1998-Present    President and Chief Operating       59        Trustee, University of
DOB: July 21, 1956                                        Officer (since 2000) La                       Southern California
                                                          Opinion (newspaper publishing                 (since 1991); Director,
                                                          concern), Associate Publisher                 California Healthcare
                                                          (1991-1999) and Executive                     Foundation (since
                                                          Editor (1995-1999) thereof                    1998); Director, Tenet
                                                                                                        Healthcare Corporation
                                                                                                        (since 2002); Director,
                                                                                                        The Walt Disney Company
                                                                                                        (since 2000); Director,
                                                                                                        Union Bank of California
                                                                                                        (since 2001).

Gilbert T. Ray                Trustee     2001-Present    Retired Partner, O'Melveny &        59        Director, Advanced Auto
DOB: September 18, 1944                                   Myers LLP (since 2000); and                   Parts, Inc. (retail,
                                                          Attorney (1972-2000) thereof                  automotive supply stores)
                                                                                                        (since 2002); Director,
                                                                                                        Watts, Wyatt & Company
                                                                                                        (services--management
                                                                                                        consulting services)
                                                                                                        (since 2000).

Allan L. Sher                 Trustee     1997-Present    Retired Brokerage                   59        Director, Bowl America
DOB: October 19, 1931                                     Executive (since 1992)                        Inc. (1997-Present).

Bruce G. Willison             Trustee     2001-Present    Dean, Anderson School at            59        Director, Nordstrom,
DOB: October 16, 1948                                     UCLA (since 1999)                             Inc.(since 1997);
                                                                                                        Director, Homestore,
                                                                                                        Inc. (real estate agents
                                                                                                        and managers (since
                                                                                                        2003); Healthnet
                                                                                                        International,
                                                                                                        Inc. (business services)
                                                                                                        (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)            Trustee and    2001-Present   President, AIG SunAmerica           59        Director, National
DOB: December 30, 1951        Chairman                    Retirement Markets,                           Association for Variable
                                                          Inc.(since 1996); Senior                      Annuities (since 1999).
                                                          Vice President and
                                                          Director, AIG Retirement
                                                          Services, Inc.(since
                                                          1991)

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (UNAUDITED) (CONTINUED)

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                        IN FUND
         NAME,                              OFFICE AND                                      COMPLEX
      ADDRESS AND          POSITION HELD    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*          WITH TRUST    TIME SERVED(4)       DURING PAST 5 YEARS       BY TRUSTEE(1)         BY TRUSTEE(3)
-------------------------  -------------  --------------  -----------------------------  -------------  --------------------------
OFFICERS

Vincent M. Marra             President    2004-Present    Senior Vice President and           N/A                   N/A
DOB: May 28,1950                                          Chief Operating Officer,
                                                          SAAMCo (February 2003 to
                                                          Present); Chief
                                                          Administrative Officer
                                                          and Chief Financial
                                                          Officer, Carret & Co.,
                                                          LLC (June 2002 to
                                                          February 2003);
                                                          President, Bowne Digital
                                                          Solutions (1999 to May
                                                          2002).

Donna M. Handel              Treasurer    2002-Present    Assistant Treasurer (1993           N/A                   N/A
DOB: June 25,1966                                         to 1997); Senior Vice
                                                          President, SAAMCo
                                                          (December 2004 to
                                                          Present); Vice President,
                                                          SAAMCo (1997 to December
                                                          2004).

Nori L. Gabert               Secretary    2000-Present    Vice President and Deputy           N/A                   N/A
AIG SunAmerica Asset                                      General Counsel, SAAMCo
Management Corp.                                          (2001 to present);
2929 Allen Parkway                                        Formerly, Associate
Houston, Texas 77019                                      General Counsel, American
DOB: August 15,1953                                       General Corporation,
                                                          (1997-2001).

----------
* The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), and VALIC Company II (15 funds) and AIG Series Trust (4 funds) and Focused Alpha Growth (1 fund).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4)  Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file Form N-Q its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for its first and third fiscal quarters. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330) (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD ON SEASONS SERIES TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust voted proxies relating to securities held in the Seasons Series Trust during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling (800) 445-SUN2 or on the SEC's website at http://www.sec.gov.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

[AIG SUNAMERICA(R) LOGO]                                           Presorted
THE RETIREMENT SPECIALIST                                          Standard
                                                               U.S. Postage Paid
1 SunAmerica Center                                               Towne, Inc.
Los Angeles, CA 90067-6022
ADDRESS SERVICE REQUESTED


                                                          J-1906-SAR.2 (R 11/05)

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

          (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

          (a)       (1) Not applicable.

                    (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                    (3) Not applicable.

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: December 8, 2005

By: /s/ Donna M. Handel
    ---------------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2005


                                        2